Filed with the Securities and Exchange Commission on April 11, 2019
REGISTRATION NO. 333-102934
INVESTMENT COMPANY ACT NO. 811-09327
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 21
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 173
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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY
(Name of Depositor)
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(847) 402-5000
(Address and telephone number of Depositor's principal executive offices)
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ANGELA FONTANA
DIRECTOR, VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE LIFE INSURANCE COMPANY
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(Name and address of agent for service)
COPIES TO:
JAN FISCHER-WADE, ESQ.
SENIOR ATTORNEY
ALLSTATE LIFE INSURANCE COMPANY
2940 S. 84th Street
Lincoln, NE 68506-4142
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.
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The Allstate Variable Annuities
(Allstate Variable Annuity, Allstate Variable Annuity – L Share)
Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax Number: 1-785-228-4584
Prospectus dated April 29, 2019

Allstate Life Insurance Company (“Allstate Life”) has offered the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract”):

•	Allstate Variable Annuity

•	Allstate Variable Annuity – L Share
This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. These Contracts are no longer offered for new sales.
This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional.
Each Contract currently offers several investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”), depending on the Contract, and include various* variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of the following funds (“Funds”):

AB Variable Product Series Fund, Inc. (Class B)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds - Series II)
Fidelity® Variable Insurance Products (Service Class 2)
Franklin Templeton Variable Insurance Products Trust (Class 2)
Goldman Sachs Variable Insurance Trust (Institutional)
Morgan Stanley Variable Insurance Fund, Inc. (VIF) (Class II) Morgan Stanley Variable Investment Series (VIS)(Class Y) PIMCO Variable Insurance Trust (Advisor Shares) Putnam Variable Trust (Class IB)
* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see the Investment Alternatives: The Variable Sub-Accounts section for information about Variable Sub-Account or Portfolio liquidations, mergers, closures and name changes.
Each Fund has multiple investment Portfolios (“Portfolios”). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.
We (Allstate Life) have filed a Statement of Additional Information, dated April 29, 2019 , with the Securities and Exchange Commission (“SEC”). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears at the end of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s website (www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC’s website.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future shareholder reports in paper free of charge by calling 1-800-457-7617. Your election to receive reports in paper will apply to all portfolios available under your contract.

ASADVISORL

IMPORTANT NOTICES
The SEC has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

Investment in the Contracts involves investment risks, including possible loss of principal.

i

Glossary of Terms

AB Factor- An element used to calculate the Accumulation Benefit that is determined by the Rider Period and Guarantee Option you selected as of the Rider Date.
Accumulation Benefit- An amount used to determine the minimum Contract Value on the Rider Maturity Date under the TrueReturn Accumulation Benefit Option, which is equal to the Benefit Base multiplied by the AB Factor.
Accumulation Phase- The period that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.
Accumulation Unit- A unit of measurement used to measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase. To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer.
Accumulation Unit Value- Each Variable Sub-Account has a separate value for its Accumulation Units (this is analogous to, but not the same as, the share price of a mutual fund).
Allstate Life (“we”): The issuer of the Allstate Variable Annuity and Allstate Variable Annuity - L Share, each an individual and group flexible premium deferred variable annuity contract (“Contract”).
Annuitant- The individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.
Automatic Additions Program- A programs that permits subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.
Automatic Portfolio Rebalancing Program- A program that provides for the automatic rebalancing of the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations after the performance of each Sub-Account causes a shift in the percentage you allocated to each Sub-Account.
Beneficiary(ies)- The person(s) or entity(ies), who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies. You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract.

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Primary Beneficiary- the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

•
Contingent Beneficiary- the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

Benefit Base- An amount used solely for the purpose of determining the accumulation or withdrawal benefit (or payments available) of an optional benefit and the Rider Fee. This amount is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value and is subsequently increased by purchase payments and decreased by withdrawals as detailed in the sections that discuss the TrueReturn Accumulation Benefit and each of the Withdrawal Benefit Options. The Benefit Base will never be less than zero.
Benefit Payment- In connection with the Withdrawal Benefit Options, the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment.
Benefit Payment Remaining- In connection with the Withdrawal Benefit Options, the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base (and for the SureIncome Plus Withdrawal Benefit Option and the SureIncome for Life Withdrawal Benefit Option, the SureIncome ROP Death Benefit) by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years.
Benefit Year- In connection with the Withdrawal Benefit Options, the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (be the same as) the Contract Year.

Co-Annuitant- An individual who will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered an Annuitant for purposes of determining the Payout Start Date. In addition, the “Death of Annuitant” provision of your Contract does not apply upon the death of the Co-Annuitant.
Code - The Internal Revenue Code of 1986, as amended.
Contract*- Is an agreement between you, the Contract Owner, and Allstate Life a life insurance company.
Contract Anniversary- Each twelve-month period from the date of your contract’s issue date.
Contract Owner (“you”) - The person(s) having the privileges of ownership defined in the Contract.
Contract Value- During the Accumulation Phase, your contract value is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.
Contract Year- The annual period of time measured from the date we issue your Contract or a Contract Anniversary.
Dollar Cost Averaging Program- A program that, during the Accumulation Phase, automatically transfers a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts.
Due Proof of Death- Documentation needed when there is a request for payment of the death benefit. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Earnings Protection Death Benefit Option: An optional death benefit that increases the death benefit provided by the Contract if the oldest Contract Owner or Annuitant is age 70 or younger on the Rider Application Date by the lesser of: (1) 100% (50% if the oldest Contract Owner or Annuitant is over age 70 and both the Contact Owner and Annuitant are younger than 79 on the Rider Application Date) of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant; and (2) 40% (25% if the oldest Contract Owner or Annuitant is over age 70 and both the Contact Owner and Annuitant are younger than 79 on the Rider Application Date) of In-Force Earnings.
Enhanced Beneficiary Protection Option: An option available that provides for an enhanced death benefit that accumulates your Contract Value on the Rider Date plus any subsequent payments, at a daily rate equivalent to 5% per year (3% in some states), adjusted for withdrawals and subject to the terms of the benefit.
Excess of Earnings Withdrawal- An amount equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.
Fixed Account Options – Investment options offered through our general account that credit interest at rates we guarantee.
Free Withdrawal Amount- An amount equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge.
Funds- Each Variable Sub-account invests exclusively in shares of the following underlying funds (“Funds”).
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our service center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Income Base: An amount used to determine a Retirement Guaranteed Income Benefit that equals the Contract Value on the Rider Date, adjusted for purchase payments and withdrawals, which accumulates interest on a daily basis at a rate equivalent to 5% per year (3% in some states) subject to certain conditions and as detailed in “Retirement Income Guarantee Riders.”
Income Plan- A series of payments made on a scheduled basis to you or to another person designated by you.
Income Protection Benefit Option- An option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments, that guarantees your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value (“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2.
In-Force Earnings- An amount equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.
In-force Premium- An amount equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all “Excess-of-Earnings Withdrawals” made after the Rider Date.

* In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.
Investment Alternatives- Variable Sub-Accounts that invest in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.
IRA Contract- A form of the Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.
Issue Date- The date we issue your Contract.
Market Value Adjustment- A calculation we apply to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under specified circumstances. The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates.
Maximum Anniversary Value: An amount used to determine the Maximum Anniversary Value (MAV) Death Benefit that equals the initial purchase payment on the Issue Date and is subsequently adjusted for purchase payments and withdrawals as detailed in “Death Benefit Amount.”
Maximum Anniversary Value (MAV) Death Benefit Option- An option available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date that provides the opportunity for an increased death benefit. On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value.
Payout Phase- The period of time that begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
Payout Start Date- The date we apply your money to provide income payments.
Payout Withdrawal- If you have elected Income Plan 3, your ability to terminate all or a portion of the income payments being made in exchange for their present value subject to an additional charge.
Portfolios- The underlying funds in which the Sub- Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.
Qualified Contracts- Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Retirement Income Guarantee Options: Two options that guarantee that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan. These riders are no longer offered.
Return of Premium (“ROP”) Death Benefit- A benefit that provides a death benefit equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal.
Rider Anniversary- For the TrueReturn Accumulation Benefit Option, each twelve-month period from the Rider Date.
Rider Application Date- The later of the date we receive the completed application or the request to add an option.
Rider Date- The date any optional benefit is made part of your Contract.
Rider Fee- An additional annual fee that you may pay if you elect certain optional benefits.
Rider Maturity Date- For the TrueReturn Accumulation Benefit Option, the date on which the benefit guarantees a minimum Contract Value, which is determined by the length of the Rider Period which you select and must occur before the latest Payout Start Date (the later of the youngest Annuitant’s 99th birthday or the 10th Contract Anniversary).
Rider Period- The period of time that begins on the Rider Date and ends on the Rider Maturity Date.
Rider Trade-In Option- An option that allows you to cancel your TrueReturn Accumulation Benefit Option or SureIncome Withdrawal Benefit Option and immediately add a new option, subject to certain requirements and conditions.
Right to Cancel- Your ability to cancel the Contract during the Trial Examination Period, and receive a refund (not including any Credit Enhancement).
Settlement Value - The amount paid in the event of a full withdrawal of the Contract Value.

Spousal Protection Benefit (Co-Annuitant) Option- An option that provides that the Co-Annuitant will be considered an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date. In addition, the “Death of Annuitant” provision of your Contract does not apply on the death of the Co-Annuitant.
Standard Fixed Account Option- An option that allows you to allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period.
SureIncome Covered Life- In connection with the SureIncome for Life Option, the oldest Contract Owner, or the oldest Annuitant if the Contract Owner is a non-living entity, on the Rider Date.
SureIncome Option Fee- The separate annual Rider Fee applicable if you elect the SureIncome Option.
SureIncome Plus Option Fee- The separate annual Rider Fee applicable if you elect the SureIncome Option.
SureIncome Plus Withdrawal Benefit Option (also referred to as SureIncome Plus Option)- An option that provides a guaranteed withdrawal benefit and gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the option, that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted. This option also provides an additional death benefit option.
SureIncome for Life Option Fee- The separate annual Rider Fee applicable if you elect the SureIncome for Life Option.
SureIncome for Life Withdrawal Benefit Option (also referred to as SureIncome for Life Option) - An option that provides a guaranteed withdrawal benefit and gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the option, as long as the SureIncome Covered Life is alive (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life, subject to certain restrictions. This option also provides an additional death benefit option.
SureIncome ROP Death Benefit-An option available under SureIncome for Life and SureIncome Plus that provides a death benefit equal to the Contract Value on the Rider Date and subsequently increased by purchase payments and decreased by withdrawals as described in “Death of Owner or Annuitant” in the “SureIncome Plus Withdrawal Benefit Option” section.
SureIncome Withdrawal Benefit Option (also referred to as SureIncome Option)- An option that provides a guaranteed withdrawal benefit and gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted.
Systematic Withdrawal Program- A program that permits you to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date.
Tax Qualified Contracts- Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Transfer Period Account- Each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.
Trial Examination Period- The period during which you may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20-day period after you receive the Contract, or such longer period that your state may require.
TrueBalanceSM Asset Allocation Program- A program that spreads Contract Value across a range of asset classes but is no longer offered for new enrollments.
TrueReturn Accumulation Benefit Option- An option that guarantees a minimum Contract Value on the Rider Maturity Date subject to the terms of the benefit.
Valuation Date- The term used to indicated a “business day,” which means each day Monday through Friday that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time).
Variable Account- An account for which the income, gains, and losses are determined separately from the results of our other operations. The Variable Account consists of multiple Variable Sub- Accounts, each of which is available under the Contract.
Variable Sub-Account- An investment in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies.

Withdrawal Benefit Factor- In connection with the Withdrawal Benefit Options, a factor used to determine the “Benefit Payment” and Benefit Payment Remaining, which currently equals 8%.
Withdrawal Benefit Payout Phase- In connection with the Withdrawal Benefit Options, the period of time during which the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase. During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. Once all scheduled payments have been paid, the Contract will terminate.
Withdrawal Benefit Payout Start Date- In connection with the Withdrawal Benefit Options, the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.
Withdrawal Benefit Options- Collectively, the SureIncome Option, the SureIncome Plus Option and the SureIncome for Life Option.
Withdrawal Benefit Option Fee- Collectively, the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome for Life Option Fee.

Overview of Contracts

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

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The Allstate Variable Annuity Contract has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

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The Allstate Variable Annuity – L Share Contract has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

*
The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and 0.19% for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

The Contracts at a Glance

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments
We are no longer offering new contracts.

You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($50 for automatic payments). We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

Trial Examination Period
You may cancel your Contract within 20 days of receipt or any longer period as your state may require (“Trial Examination Period”). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. The amount you receive will be less applicable federal and state income tax withholding. See “Trial Examination Period” for details.

Expenses
Each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account. You also will bear the following expenses:

Allstate Variable Annuity Contracts

• Annual mortality and expense risk charge equal to 1.10% of daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Allstate Variable Annuity – L Share Contracts

• Annual mortality and expense risk charge equal to 1.50% of daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

All Contracts

• Annual administrative expense charge of 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005 (0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the annual administrative expense charge applied to such Contracts is 0.19%; up to 0.35% for future Contracts).

• Annual contract maintenance charge of $30 (waived in certain cases).

• If you select the Maximum Anniversary Value (MAV) Death Benefit Option (“MAV Death Benefit Option”) you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

• If you select Enhanced Beneficiary Protection (Annual Increase) Option, you will pay an additional mortality and expense risk charge of 0.30%.

• If you select the Earnings Protection Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later (“Rider Application Date”).

• If you select the TrueReturnSM Accumulation Benefit Option (“TrueReturn Option”) you would pay an additional annual fee (“Rider Fee”) of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary (“Contract Anniversary”) during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or any Withdrawal Benefit Option.

• We discontinued offering the SureIncome Withdrawal Benefit Option (“SureIncome Option”) as of May 1, 2006, except in a limited number of states. If you elected the SureIncome Option prior to May 1, 2006, you would pay an additional annual fee (“SureIncome Option Fee”) of 0.50% of the Benefit Base on each Contract Anniversary (see the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

• If you select the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”) you would pay an additional annual fee (“SureIncome Plus Option Fee”) of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

• If you select the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”) you would pay an additional annual fee (“SureIncome For Life Option Fee”) of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

• We discontinued offering Retirement Income Guarantee Option 1 (“RIG 1”) as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee (“Rider Fee”) of 0.40% of the Income Base in effect on a Contract Anniversary.

• We discontinued offering Retirement Income Guarantee Option 2 (“RIG 2”) as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the Income Base in effect on a Contract Anniversary.

• If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.75% during the Payout Phase of your Contract.

• If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (“CSP”) you would pay an additional annual fee (“Rider Fee”) of 0.10%* (up to 0.15% for Options added in the future) of the Contract Value (“Contract Value”) on each Contract Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account (“IRA”) under Section 408 of the Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under Section 408 of the

Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

* No Rider Fee was charged for these Options for Contract Owners who added these Options prior to January 1, 2005. See the "Overview of Contracts" section for details.

• Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12th transfer in any Contract Year (“Contract Year”), which we measure from the date we issue your Contract or a Contract Anniversary.

• State premium tax (if your state imposes one)

• Not all Options are available in all states

We may discontinue offering any of these Options at any time prior to the time you elect to receive it.

Investment Alternatives
Each Contract offers several investment alternatives including:

• Fixed Account Options that credit interest at rates we guarantee, and

• Various* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

• Alliance Bernstein L.P.

• Fidelity® Management & Research Company (FMR)

• Franklin Advisers, Inc.

• Franklin Mutual Advisers, LLC

• Goldman Sachs Asset Management, L.P.

• Invesco Advisers, Inc.

• Morgan Stanley Investment Management Inc.

• Pacific Investment Management Company LLC

• Putnam Investment Management, LLC

• Templeton Investment Counsel, LLC

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see the Investment Alternatives: The Variable Sub-Accounts section for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.

Not all Fixed Account Options are available in all states or with all Contracts.

To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-457-7617.

Special Services
For your convenience, we offer these special services:

• Automatic Portfolio Rebalancing Program

• Automatic Additions Program

• Dollar Cost Averaging Program

• Systematic Withdrawal Program

• TrueBalanceSM Asset Allocation Program

Income Payments
You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

• life income with guaranteed number of payments

• joint and survivor life income with guaranteed number of payments

• guaranteed number of payments for a specified period

• life income with cash refund

• joint life income with cash refund

• life income with installment refund

• joint life income with installment refund

Prior to May 1, 2004, Allstate Life also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.

Death Benefits
If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract (“Return of Premium Death Benefit” or “ROP Death Benefit”), the death benefit options we currently offer include:

• MAV Death Benefit Option;

• Enhanced Beneficiary Protection (Annual Increase) Option; and

• Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit, (“SureIncome ROP Death Benefit”).

Transfers
Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the Standard Fixed Account or Market Value Adjusted Account Options is $100.

A charge may apply after the 12th transfer in each Contract Year.

Withdrawals
You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value Adjustment may also apply.

Unless a Withdrawal Benefit Option is in effect under your Contract: if any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value; and your Contract will terminate if you withdraw all of your Contract Value.

How the Contracts Work

Each Contract basically works in two ways.
First, each Contract can help you (we assume you are the “Contract Owner”) save for retirement because you can invest in your Contract’s investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.
Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a preset number of years, by selecting one of the income payment options (we call these “Income Plans”) described in the Income Payments - Income Plans section. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The timeline below illustrates how you might use your Contract.

Other income payment options are also available. See “Income Payments.”
As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contracts.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 1-800-457-7617 if you have any question about how the Contracts work.

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses,” below. For more information about Portfolio expenses, please refer to the prospectuses for the Funds.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Allstate Variable Annuity	7%	7%	6%	5%	4%	3%	2%	0%	0%
Allstate Variable Annuity – L Share	7%	6%	5%	0%

All Contracts:
Annual Contract Maintenance Charge	$30**
Transfer Fee	up to 2.00% of the amount transferred***
* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge (“Free Withdrawal Amount”). See “Withdrawal Charges” for more information.
** Waived in certain cases. See “Expenses.”
*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.
Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)
If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

Basic Contract (without any optional benefit)	Mortality and Expense Risk Charge	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Variable Annuity	1.10%	0.19%	1.29%
Allstate Variable Annuity – L Share	1.50%	0.19%	1.69%
* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.
Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option	0.20% (up to 0.30% for Options added in the future)
Enhanced Beneficiary Protection (Annual Increase) Option	0.30%
Earnings Protection Death Benefit Option (issue age 0-70)	0.25% (up to 0.35% for Options added in the future)
Earnings Protection Death Benefit Option (issue age 71-79)	0.40% (up to 0.50% for Options added in the future)
If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option, Earnings Protection Death Benefit Option (issue age 71-79)	Mortality and Expense Risk Charge*	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Variable Annuity	2.00%	0.19%	2.19%
Allstate Variable Annuity – L Share	2.40%	0.19%	2.59%
* As described above, the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

TrueReturnSM Accumulation Benefit Option Fee*
(annual rate as a percentage of Benefit Base on a Contract Anniversary)

TrueReturnSM Accumulation Benefit Option	0.50%*
* Up to 1.25% for TrueReturn Options added in the future. See “TrueReturnSM Accumulation Benefit Option” for details.
SureIncome Withdrawal Benefit Option Fee*
(annual rate as a percentage of Benefit Base on a Contract Anniversary)

SureIncome Withdrawal Benefit Option	0.50%**
* Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states.
** Up to 1.25% for SureIncome Options added in the future. See “SureIncome Withdrawal Benefit Option” for details.
SureIncome Plus Withdrawal Benefit Option Fee
(annual rate as a percentage of Benefit Base on a Contract Anniversary)

SureIncome Plus Withdrawal Benefit Option	0.65%*
* Up to 1.25% for SureIncome Plus Options added in the future. See “SureIncome Plus Withdrawal Benefit Option” for details.
SureIncome For Life Withdrawal Benefit Option Fee
(annual rate as a percentage of Benefit Base on a Contract Anniversary)

SureIncome For Life Withdrawal Benefit Option	0.65%*
* Up to 1.25% for SureIncome For Life Options added in the future. See “SureIncome For Life Withdrawal Benefit Option” for details.
Retirement Income Guarantee Option Fee*
(annual rate as a percentage of Income Base on a Contract Anniversary)

RIG 1	0.40%
RIG 2	0.55%
* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).
Spousal Protection Benefit (Co-Annuitant) Option Fee
(as a percentage of Contract Value on each Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option	0.10%*
* Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee
(as a percentage of Contract Value on each Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts	0.10%*
* Applies to Contract owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.
If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See “Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee” for details.

Income Protection Benefit Option
(as a percentage of the daily net Variable Account assets supporting the variable income payments to which the Option applies)

Income Protection Benefit Option	0.75%*
* The charge for the Income Protection Benefit Option applies during the Payout Phase. See “Income Payments – Income Protection Benefit Option,” below, for details.
PORTFOLIO ANNUAL EXPENSES – Minimum and Maximum
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.
ANNUAL PORTFOLIO EXPENSES

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.51%	2.17%

(1)	Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2018 (except as otherwise noted).
EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses (with a 0.19% annual administrative charge), and Portfolio fees and expenses.
The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated;

•	earned a 5% annual return on your investment;

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Fund Operating Expenses as listed in the Expense Table, and these remain the same each year*

•	elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option;

•	elected the Earnings Protection Death Benefit Option (assuming issue age 71-79);

•	elected the Spousal Protection Benefit (Co-Annuitant) Option; and

•	elected the SureIncome Plus Withdrawal Benefit Option **
The examples also assume:

•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

•	You make no transfers, or other transactions for which we charge a fee.
Amounts shown in the examples are rounded to the nearest dollar.
*    Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
**    Note: The combination of optional benefits represents the maximum optional benefit charge.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

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	ALLSTATE VARIABLE ANNUITY
	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,333	$2,478	$3,496	$6,019
If you annuitize your annuity at the end of the applicable time period: [1]	$633	$1,878	$3,096	$6,019
If you do not surrender your annuity:	$633	$1,878	$3,096	$6,019

	ALLSTATE VARIABLE ANNUITY - L SHARE
	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,373	$2,490	$3,270	$6,303
If you annuitize your annuity at the end of the applicable time period: [1]	$673	$1,990	$3,270	$6,303
If you do not surrender your annuity:	$673	$1,990	$3,270	$6,303
1 Your ability to annuitize within the first 30 days of the first Annuity Year may be limited.
Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The consolidated financial statements of Allstate Life and the financial statements of the Variable Account, which are comprised of the underlying financial statements of the Sub-Accounts, appear in the Statement of Additional Information.
No Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

The Contracts

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•	the investment alternatives during the Accumulation and Payout Phases,

•	the amount and timing of your purchase payments and withdrawals,

•	the programs you want to use to invest or withdraw money,

•	the income payment plan(s) you want to use to receive retirement income,

•	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

•	any other rights that the Contract provides, including restricting income payments to Beneficiaries.
If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.
If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

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The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.
If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 80. If you select the SureIncome for Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.
Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contract. Please consult with a tax advisor prior to making a request for a change of Contract Owner.
ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.
If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.
If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.
If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.
If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.
If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.
If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.
CO-ANNUITANT
Spousal Protection Benefit (Co-Annuitant) Option
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

•	the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

•	the Contract Owner must be age 90 or younger on the Rider Application Date;

•	the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

•	the Co-Annuitant must be the sole Primary Beneficiary under the Contract.
Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start

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Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See “Spousal Protection Benefit Option and Death of Co-Annuitant” for more information.
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts.
Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

•	the beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

•	the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

•	the Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;

•	the Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

•	the Annuitant must be age 90 or younger on the Rider Application Date; and

•	the Co-Annuitant must be age 79 or younger on the Rider Application Date.
Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See “Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant” for more information.
BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.
If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

•	your spouse or, if he or she is no longer alive,

•	your surviving children equally, or if you have no surviving children,

•	your estate.
If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person A”) has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person B”), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

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Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in Good Order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.
Purchases

MINIMUM PURCHASE PAYMENTS
You may make purchase payments at any time prior to the Payout Start Date. All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). Additional payments may be limited in some states. Please consult with your Morgan Stanley Financial Advisor for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your Morgan Stanley Financial Advisor for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.
ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in Good Order.
We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center in Good Order.
We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under

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those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.
TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20-day period after you receive the Contract, or such longer period that your state may require. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value. The amount you receive will be less applicable federal and state income tax withholding.
We reserve the right to allocate your purchase payments to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account during the Trial Examination Period.
For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account. On the next Valuation Date, 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.
State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for state specific information.
Contract Value

On the Issue Date, the Contract Value is equal to your initial purchase payment.
Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

•	changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

•	the deduction of amounts reflecting the mortality and expense risk charge and administrative expense charge
We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.
We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.
You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

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TRUERETURNSM ACCUMULATION BENEFIT OPTION
We offer the TrueReturnSM Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the “Rider Maturity Date.” The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See “Termination of the TrueReturn Option” below for details on termination.
The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant’s 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.
The “Rider Anniversary” is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.
When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The “Rider Period” begins on the Rider Date and ends on the Rider Maturity Date. The “Rider Date” is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the “Investment Requirements” section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.
The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.
Accumulation Benefit.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account. You may transfer the excess amount out of the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.
The “Accumulation Benefit” is equal to the Benefit Base multiplied by the AB Factor. The “AB Factor” is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

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AB Factors
Rider Period (number of years)	Guarantee Option 1	Guarantee Option 2
8	100.0%	NA
9	112.5%	NA
10	125.0%	100.0%
11	137.5%	110.0%
12	150.0%	120.0%
13	162.5%	130.0%
14	175.0%	140.0%
15	187.5%	150.0%
16	200.0%	160.0%
17	212.5%	170.0%
18	225.0%	180.0%
19	237.5%	190.0%
20	250.0%	200.0%
The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.
Example 1: Guarantee Option 1

Guarantee Option:	1
Rider Period:	15
AB Factor:	187.5%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 187.5%
= $93,750
Example 2: Guarantee Option 2

Guarantee Option:	2
Rider Period:	15
AB Factor:	150.0%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 150.0%
= $75,000
Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See “Investment Requirements” below for more information.

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Benefit Base.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

•
The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

•	The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

(a)	= the withdrawal amount;

(b)	= the Contract Value immediately prior to the withdrawal; and

(c)	= the Benefit Base immediately prior to the withdrawal.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.
The Benefit Base will never be less than zero.
Investment Requirements.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option (“Model Portfolio Option”) you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.
When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1)	to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

(2)	to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3)	to a combination of (1) and (2) above.
For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.
On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalanceSM Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

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Guarantee Option 1	Guarantee Option 2
* Model Portfolio Option 1 * TrueBalance Conservative Model Portfolio Option * TrueBalance Moderately Conservative Model Portfolio Option
* Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.
Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.
Model Portfolio Option 1
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004.
The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

Model Portfolio Option 1
20% Category A
50% Category B
30% Category C
0% Category D
Category A
Fidelity® VIP Government Money Market – Service Class 2 Sub-Account (12)(16)
Category B
Invesco V. I. High Yield Fund – Series II Sub-Account
Morgan Stanley VIS Income Plus Portfolio – Class Y Sub-Account
Fidelity® VIP High Income Portfolio – Service Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account (1) (12)
PIMCO CommodityRealReturn™ Strategy Portfolio – Advisor Shares Sub-Account
PIMCO Emerging Markets Bond Portfolio – Advisor Shares Sub-Account
PIMCO Real Return Portfolio – Advisor Shares Sub-Account
PIMCO Total Return – Advisor Shares Sub-Account (8)
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II Sub-Account (10)
Category C
AB VPS Growth and Income Portfolio – Class B Sub-Account (1) (18)

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AB VPS International Value Portfolio – Class B Sub-Account (7)
AB VPS Small/Mid Cap Value Portfolio – Class B Sub-Account
Fidelity® VIP ContrafundSM Portfolio– Service Class 2 Sub-Account
Fidelity® VIP Growth & Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account (12)
FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account (15)
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Sub-Account
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Sub-Account
Goldman Sachs VIT Large Cap Value Fund - Institution Sub-Account (20)
Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account (3) (21)
Invesco V.I. Value Opportunities Fund – Series II Sub-Account (1)(5)
Invesco V.I. Core Equity Fund – Series II Sub-Account (4)
Invesco V.I. Mid Cap Core Equity Fund– Series II Sub-Account (9)
Invesco V. I. Diversified Dividend Fund– Series II Sub-Account
Invesco V. I. Global Core Equity Fund – Series II Sub-Account
Invesco V. I. Equity and Income Portfolio – Series II Sub-Account (1)
Invesco V. I. S&P 500 Index Fund – Series II Sub-Account
Invesco V.I. American Value Fund– Series II Sub-Account
Invesco V.I. American Franchise Fund – Series II Sub-Account
Invesco V.I. Comstock Fund – Series II Sub-Account
Invesco V.I. Growth and Income Fund – Series II Sub-Account
Putnam VT Equity Income Fund– Class IB Sub-Account
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Putnam VT Growth Opportunities Fund - Class IB Sub-Account (13)
Putnam VT International Equity Fund– Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account (2)(14)
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Sub-Account (1)
Morgan Stanley VIF Global Franchise Portfolio - Class II Sub-Account
Morgan Stanley VIF Mid Cap Growth Portfolio - Class II Sub-Account(19)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II Sub-Account (1)
Morgan Stanley VIF Global Strategist Portfolio - Class II Sub-Account
Category D (Variable Sub-Accounts not available under Model Portfolio Option 1)
AB VPS Large Cap Growth Portfolio – Class B Sub-Account (1) (17)
Morgan Stanley VIF Growth - Class II Sub-Account
Invesco V.I. Mid Cap Growth Fund – Series II Sub-Account
Invesco V.I. American Franchise Fund – Series II Sub-Account
Each calendar quarter, we will use the Automatic Portfolio Rebalancing program to automatically rebalance your contract value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 1. We will use the percentage allocations as of your most recent instructions.

1)
Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities – Series II Sub-Account, the AB VPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account, the Invesco V.I. Equity and Income – Series II Sub-Account, VIF Emerging Markets Debt, Class II Sub-Account and the VIF Global Infrastructure – Class Y Sub-Account.*

2)	Effective May 1, 2004, the Putnam VT Investors – Class IB Sub-Account closed to new investments. *

3)	Effective May 1, 2006, the following Variable Sub-Account closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account. *

4)
Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

5)
Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in

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the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

6)
Effective as of January 31, 2013 the AB VPS Value Portfolio – Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

7)
Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

8)
We previously notified you that, effective May 1, 2015, the PIMCO Total Return - Advisor Shares sub-account was closed to all contract owners except those contract owners who had Account Value invested in the variable sub-account, and that we had intended to remove it as an investment option and substitute a new investment option under your Variable Annuity contract.  However, we are no longer planning to remove this sub-account or substitute a new investment option.  As a result, effective February 5, 2018, the PIMCO Total Return - Advisor Shares sub-account is available to all contract owners.

9)
Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.*

10)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.*

11)
Any Contract Value that was transferred to the Fidelity® VIP Government Money Market Portfolio – Service Class 2 as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

12)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund – Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund – Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio – Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio – Service Class 2.

13)	Effective as of November 18, 2016, the Putnam VT Voyager Fund – Class IB sub-account merged into the Putnam VT Growth Opportunities Fund - Class IB.

14)	Effective June 30, 2018, the Putnam VT Investors Fund – Class IB sub-account changed its name to the Putnam VT Multi-Cap Core Fund – Class IB.

15)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

16)
Effective October 19, 2018, the Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y were liquidated. On the liquidation date, the Portfolios were no longer available under your Annuity Contract, and any Contract Value allocated to the Sub-Account investing in the liquidated Portfolio was transferred, as of the close of business on the liquidation date to the Sub-account investing in the Fidelity® VIP Government Money Market Portfolio - Service Class 2. Additionally, if the liquidated Portfolio was part of an asset allocation model for your Contract, you may need to make a new election of an available portfolio within the asset allocation model for the model to continue to operate for your Contract following the liquidation date.

17)	Effective April 29, 2019, the AB VPS Growth Portfolio – Class B was merged into the AB VPS Large Cap Growth Portfolio – Class B.

18)	Effective April 29, 2019, the AB VPS Value Portfolio – Class B was merged into the AB VPS Growth and Income Portfolio – Class B.

19)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account will change its name to the Morgan Stanley VIF Discovery Portfolio – Class II.

20)
Effective June 3, 2019, the Goldman Sachs VIT Large Cap Value Fund - Institutional Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

21)
Effective June 3, 2019, the Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio – Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio – Service Class 2 (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio – Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.

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* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.
Model Portfolio Option 2
The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.
Model Portfolio Option 2 (Rider Date prior to October 1, 2004)
If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category:

Model Portfolio Option 2 (Rider Date Prior to October 1, 2004)
10% Category A
20% Category B
50% Category C
20% Category D
Category A
Fidelity® VIP Government Money Market – Service Class 2 Sub-Account(11)(16)
Category B
Invesco V. I. High Yield Fund – Series II Sub-Account
Morgan Stanley VIS Income Plus Portfolio – Class Y Sub-Account
Fidelity® VIP High Income Portfolio – Service Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account (11)
PIMCO CommodityRealReturn™ Strategy Portfolio – Advisor Shares Sub-Account
PIMCO Emerging Markets Bond Portfolio– Advisor Shares Sub-Account
PIMCO Real Return Portfolio – Advisor Shares Sub-Account
PIMCO Total Return – Advisor Shares Sub-Account (8)
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II Sub-Account(10)
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Sub-Account(1)
Category C
Invesco V. I. Diversified Dividend Fund – Series II Sub-Account
Invesco V. I. Equity and Income Portfolio – Series II Sub-Account (1)
Invesco V.I. S&P 500 Index Fund – Series II Sub-Account
Morgan Stanley VIF Global Strategist Portfolio - Class II Sub-Account
Morgan Stanley VIF Global Infrastructure Portfolio - Class II Sub-Account(1)
Invesco V.I. Value Opportunities Fund – Series II Sub-Account (1)(5)
Invesco V.I. Core Equity Fund – Series II Sub-Account (4)
AB VPS Growth and Income Portfolio – Class B Sub-Account (1) (18)
AB VPS International Value Portfolio – Class B Sub-Account (7)
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Growth & Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account (12)
FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account (15)

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Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Sub-Account
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Sub-Account
Goldman Sachs VIT Large Cap Value Fund - Institutional Sub-Account (20)
Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account (3)(21)
Putnam VT Equity Income Fund – Class IB Sub-Account
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Invesco V.I. Equity and Income Portfolio - Series II Sub-Account
Invesco V.I. American Value Fund - Series II Sub-Account
Invesco V.I. Comstock Fund - Series II Sub-Account
Invesco V.I. Growth and Income Fund - Series II Sub-Account
Category D
Invesco V.I. Global Core Equity Fund – Series II Sub-Account
Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account (1)(9)
AB VPS Large Cap Growth Portfolio – Class B Sub-Account (1) (17)
AB VPS Small/Mid Cap Value Portfolio – Class B Sub-Account
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
Putnam VT Growth Opportunities Fund - Class IB Sub-Account (13)
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account (2)(14)
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II Sub-Account
Morgan Stanley VIF Growth Portfolio - Class II Sub-Account(22)
Morgan Stanley VIF Global Franchise Portfolio - Class II Sub-Account
Morgan Stanley VIF Mid Cap Growth Portfolio - Class II Sub-Account(19)
Invesco V.I. American Franchise Fund - Series II Sub-Account
Invesco V.I. Mid Cap Growth Fund - Series II Sub-Account
Each calendar quarter, we will use the Automatic Portfolio Rebalancing program to automatically rebalance your contract value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2 (Rider date October 1, 2004). We will use the percentage allocations as of your most recent instructions.

1)
Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities – Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity – Series II Sub-Account, the AB VPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income-VIP Fund– Class 2 Sub-Account, the Invesco V.I. Equity and Income – Series II Sub-Account, the VIF Global Infrastructure – Class Y Sub-Account, and the VIF Emerging Markets Debt, Class II Sub-Account.*

2)	Effective May 1, 2004, the Putnam VT Investors – Class IB Sub-Account closed to new investments. *

3)	Effective May 1, 2006, the following Variable Sub-Account closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account. *

4)
Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

5)
Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter. *

6)
Effective as of January 31, 2013 the AB VPS Value Portfolio – Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter. *

7)
Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter. *

8)
We previously notified you that, effective May 1, 2015, the PIMCO Total Return - Advisor Shares sub-account was closed to all contract owners except those contract owners who had Account Value invested in the variable sub-account, and that we had intended to remove it as an investment option and substitute a new investment option under your Variable Annuity contract.  However, we are no longer planning to remove this sub-account or substitute a new investment option.  As a result, effective February 5, 2018, the PIMCO Total Return - Advisor Shares sub-account is available to all contract owners.

9)
Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. *

10)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure

26

Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

11)
Any Contract Value that was transferred to the Fidelity ® VIP Government Money Market Portfolio – Service Class 2 as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

12)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Service Class 2 (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.

13)	Effective as of November 18, 2016, the Putnam VT Voyager Fund – Class IB sub-account merged into the Putnam VT Growth Opportunities Fund - Class IB.

14)	Effective June 30, 2018, the Putnam VT Investors Fund – Class IB sub-account changed its name to the Putnam VT Multi-Cap Core Fund – Class IB.

15)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

16)
Effective October 19, 2018, the Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y were liquidated. On the liquidation date, the Portfolios were no longer available under your Annuity Contract, and any Contract Value allocated to the Sub-Account investing in the liquidated Portfolio was transferred, as of the close of business on the liquidation date to the Sub-account investing in the Fidelity® VIP Government Money Market Portfolio - Service Class 2. Additionally, if the liquidated Portfolio was part of an asset allocation model for your Contract, you may need to make a new election of an available portfolio within the asset allocation model for the model to continue to operate for your Contract following the liquidation date.

17)	Effective April 29, 2019, the AB VPS Growth Portfolio – Class B was merged into the AB VPS Large Cap Growth Portfolio – Class B.

18)	Effective April 29, 2019, the AB VPS Value Portfolio – Class B was merged into the AB VPS Growth and Income Portfolio – Class B.

19)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account will change its name to the Morgan Stanley VIF Discovery Portfolio – Class II.

20)
Effective June 3, 2019, the Goldman Sachs VIT Large Cap Value Fund - Institutional Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

21)
Effective June 3, 2019, the Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

22)
Effective at the close of business April 24, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y was closed for new purchase payment allocations to all Contract owners. Effective April 29, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y was merged into the Morgan Stanley VIF Growth Portfolio - Class II.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.
Model Portfolio Option 2 (Rider Date on or after October 1, 2004)
If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004):

Model Portfolio Option 2
(Rider Date on or After October 1, 2004)
Available
AB VPS Growth and Income Portfolio – Class B Sub-Account (1) (17)
AB VPS International Value Portfolio – Class B Sub-Account (7)

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AB VPS Small/Mid Cap Value Portfolio – Class B Sub-Account
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Growth & Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP High Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Government Money Market Portfolio – Service Class 2 Sub-Account (11)(15)
FTVIP Franklin Flex Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account (12)
FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Sub-Account
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Sub-Account
Goldman Sachs VIT Large Cap Value Fund - Institutional Sub-Account (19)
Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account (3)(20)
Invesco V.I. S&P 500 Index Fund – Series II Sub-Account
Morgan Stanley VIF Global Strategist Portfolio - Class II Sub-Account
Morgan Stanley VIF Global Infrastructure Portfolio - Class II Sub-Account (1)
Morgan Stanley VIS Income Plus Portfolio – Class Y Sub-Account
Invesco V.I. Value Opportunities Fund – Series II Sub-Account (1)(5)
Invesco V.I. Core Equity Fund – Series II Sub-Account (4)
Invesco V.I. Mid Cap Core Equity Fund– Series II Sub-Account (1)(9)
Invesco V. I. Diversified Dividend Fund – Series II Sub-Account
Invesco V. I. Global Core Equity Fund – Series II Sub-Account
Invesco V. I. High Yield Fund – Series II Sub-Account
Invesco V.I. Equity and Income Portfolio – Series II Sub-Account (1)
Model Portfolio Option 2 (Rider Date on or after October 1, 2004)
PIMCO CommodityRealReturn™ Strategy Portfolio – Advisor Shares Sub-Account
PIMCO Emerging Markets Bond Portfolio– Advisor Shares Sub-Account
PIMCO Real Return Portfolio – Advisor Shares Sub-Account
PIMCO Total Return – Advisor Shares Sub-Account (8)
Putnam VT Equity Income Fund – Class IB Sub-Account
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Putnam VT Growth Opportunities Fund - Class IB Sub-Account (13)
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account (2)(14)
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Sub-Account (1)
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II
Morgan Stanley VIF Global Franchise Portfolio - Class II
Morgan Stanley VIF Mid Cap Growth Portfolio - Class II(18)
Morgan Stanley VIF U.S. Mid Cap Value Portfolio - Class II
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II Sub-Account(10)
Invesco V.I. American Franchise Fund - Series II Sub-Account
Invesco V.I. Comstock Fund - Series II Sub-Account
Invesco V.I. Growth and Income Fund - Series II Sub-Account
Excluded
Invesco V.I. American Franchise Fund – Series II Sub-Account
AB VPS Large Cap Growth Portfolio – Class B Sub-Account (1) (16)
Morgan Stanley VIF Growth Portfolio - Class II(21)
Invesco V.I. Mid Cap Growth Fund - Series II Sub-Account

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1)
Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities – Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity – Series II Sub-Account, the ABVPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP – Class 2 Sub-Account, the Invesco V.I. Equity and Income – Series II Sub-Account, the VIF Global Infrastructure – Class Y Sub-Account, and the VIF Emerging Markets Debt, Class II Sub-Account.*

2)	Effective May 1, 2004, the Putnam VT Investors – Class IB Sub-Account closed to new investments and is not available with this TrueReturn Option. *

3)	Effective May 1, 2006, the following Variable Sub-Account closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account. *

4)
Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

5)
Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter. *

6)
Effective as of January 31, 2013 the AB VPS Value Portfolio – Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter. *

7)
Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter. *

8)
We previously notified you that, effective May 1, 2015, the PIMCO Total Return - Advisor Shares sub-account was closed to all contract owners except those contract owners who had Account Value invested in the variable sub-account, and that we had intended to remove it as an investment option and substitute a new investment option under your Variable Annuity contract.  However, we are no longer planning to remove this sub-account or substitute a new investment option.  As a result, effective February 5, 2018, the PIMCO Total Return - Advisor Shares sub-account is available to all contract owners.

9)
Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. *

10)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. *

11)
Any Contract Value that was transferred to the Fidelity ® VIP Government Money Market Portfolio – Service Class 2 as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

12)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio -Service Class 2.

13)	Effective as of November 18, 2016, the Putnam VT Voyager Fund – Class IB sub-account merged into the Putnam VT Growth Opportunities Fund - Class IB.

14)	Effective June 30, 2018, the Putnam VT Investors Fund – Class IB sub-account changed its name to the Putnam VT Multi-Cap Core Fund – Class IB.

15)
Effective October 19, 2018, the Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y were liquidated. On the liquidation date, the Portfolios were no longer available under your Annuity Contract, and any Contract Value allocated to the Sub-Account investing in the liquidated Portfolio was transferred, as of the close of business on the liquidation date to the Sub-account investing in the Fidelity® VIP Government Money Market Portfolio - Service Class 2. Additionally, if the liquidated Portfolio was part of an asset allocation model for your Contract, you may need to make a new election of an available portfolio within the asset allocation model for the model to continue to operate for your Contract following the liquidation date.

16)	Effective April 29, 2019, the AB VPS Growth Portfolio – Class B was merged into the AB VPS Large Cap Growth Portfolio – Class B.

17)	Effective April 29, 2019, the AB VPS Value Portfolio – Class B was merged into the AB VPS Growth and Income Portfolio – Class B.

18)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account will change its name to the Morgan Stanley VIF Discovery Portfolio – Class II.

19)
Effective June 3, 2019, the Goldman Sachs VIT Large Cap Value Fund - Institutional Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

20)
Effective June 3, 2019, the Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

21)
Effective at the close of business April 24, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y was closed for new purchase payment allocations to all Contract owners. Effective April 29, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y was merged into the Morgan Stanley VIF Growth Portfolio - Class II.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost

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averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.
TrueBalanceSM Model Portfolio Options.
If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.
Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.
Cancellation of the TrueReturn Option.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.
Death of Owner or Annuitant.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D or Death of Annuitant - Option D section of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
Rider Trade-In Option.
We offer a “Rider Trade-In Option” that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option (“New Option”), provided all of the following conditions are met:

•
The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

•	The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

•	The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.
For example, if you trade-in your TrueReturn Option:

•	the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

•	the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

•	the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

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•	the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

•	any waiting period for canceling the New Option will start again on the new Rider Date;

•	any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

•	the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.
We are also making the SureIncome Plus or SureIncome For Life Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Plus Option or a new SureIncome For Life Option, provided all of the following conditions are met:

•
The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

•
The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

•
The issue requirements and terms and conditions of the new Withdrawal Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your Morgan Stanley Financial Advisor before trading in your TrueReturn Option.
Termination of the TrueReturn Option.
The TrueReturn Option will terminate on the earliest of the following to occur:

•	on the Rider Maturity Date;

•	on the Payout Start Date;

•	on the date your Contract is terminated;

•	on the date the Option is cancelled;

•	on the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	on the date the Option is replaced with a New Option under the Rider Trade-In Option.
We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.
WITHDRAWAL BENEFIT OPTIONS
“Withdrawal Benefit Options” is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. “Withdrawal Benefit Option” is used to refer to any one of the Withdrawal Benefit Options.
SUREINCOME WITHDRAWAL BENEFIT OPTION
Effective May 1, 2006, we ceased offering the SureIncome Withdrawal Benefit Option (“SureIncome Option”), except in a limited number of states where we intend to discontinue offering the Option as soon as possible. In the states where we continue to offer the SureIncome Option, it is available for an additional fee.
The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).
The SureIncome Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero

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and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the “Withdrawal Benefit Payout Phase”.
For purposes of the SureIncome Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.
The “Rider Date” is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.
In those states where currently offered, the SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.
In those states where the SureIncome Option is currently available, we may discontinue offering, at any time without prior notice, the Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.
Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.
Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.
The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.
During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.
On the Rider Date, the Benefit Payment is equal to the greater of:

•	The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

•
The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see “Rider Trade-In Option” below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•	The Benefit Payment immediately prior to the withdrawal; or

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

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The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.
Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.
The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.
If the Benefit Base is reduced to zero, this SureIncome Option will terminate.
For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.
Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.
Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:
The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.
No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.
Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base

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on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.
If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.
If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.
Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.
Investment Requirements
If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.
Cancellation of the SureIncome Option
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.
Rider Trade-In Option
We offer a “Rider Trade-In Option” that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option (“New SureIncome Option”). In most states, we currently offer the SureIncome Plus Withdrawal Benefit Option as the New SureIncome Option under the Rider Trade-In Option. We may also offer other Options (“New Options”) under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.
This Rider Trade-in Option is available provided all of the following conditions are met:

•
The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

•
The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

•
The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.
You should consult with your Morgan Stanley Financial Advisor before trading in your SureIncome Option.
Death of Owner or Annuitant
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the

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SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.
Termination of the SureIncome Option
The SureIncome Option will terminate on the earliest of the following to occur:

•	The Benefit Base is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•	On the date the Contract is terminated;

•	On the date the SureIncome Option is cancelled;

•	On the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.
SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.
The SureIncome Plus Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase”. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This death benefit option is described below under “Death of Owner or Annuitant” and in the Death Benefits section.
For purposes of the SureIncome Plus Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.
The “Rider Date” is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.
The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the “Rider Application Date”), (the maximum age may depend on your state), up to age 85 or younger if selected by utilizing the Rider Trade-in Option. (See Rider Trade-In Option, above, under TrueReturn Accumulation Benefit Option and SureIncome Withdrawal Benefit Option.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.
We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

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Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.
Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.
The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.
During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.
On the Rider Date, the Benefit Payment is equal to the greater of:

•	The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

•
The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See Rider Trade-In Option, above, under SureIncome Withdrawal Benefit Option for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•	The Benefit Payment immediately prior to the withdrawal; or

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

•	The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.
The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

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Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•	The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

•	The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•	The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.
The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.
If the Benefit Base is reduced to zero, this SureIncome Plus Option will terminate.
For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.
Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.
Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.
The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.
Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder.

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Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.
If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.
If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.
Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.
Investment Requirements
If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.
Death of Owner or Annuitant
If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.
The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

•
If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.
Refer to the Death Benefits section for more details on the SureIncome ROP Death Benefit.
Termination of the SureIncome Plus Option
The SureIncome Plus Option will terminate on the earliest of the following to occur:

•	The Benefit Base is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•	On the date the Contract is terminated;

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•	On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

•	On the date we receive a Complete Request for Settlement of the Death Proceeds.
SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.
The SureIncome For Life Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” as long as the SureIncome Covered Life is alive, subject to certain restrictions. The “SureIncome Covered Life” is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase” as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This Option is described below under “Death of Owner or Annuitant” and in the Death Benefits section.
For purposes of the SureIncome For Life Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.
The “Rider Date” is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.
The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.
We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.
Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.
We currently offer the following Withdrawal Benefit Factors:

Attained Age of SureIncome Covered Life	Withdrawal Benefit Factor
50 – 59	4%
60 – 69	5%
70 +	6%

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The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.
Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.
The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.
On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.
After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.
After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.
After the first withdrawal, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

•	If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•	The Benefit Payment immediately prior to the withdrawal; or

•	The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.
If the Benefit Payment is reduced to zero, the SureIncome For Life Option will terminate.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

•	The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.
The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

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Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).
As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•	The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.
For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.
Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.
The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.
Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.
If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.
If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

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Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.
Investment Requirements
If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.
Death of Owner or Annuitant
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life’s death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

•
If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.
For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.
Refer to the Death Benefits section for more details on the SureIncome ROP Death Benefit.
Termination of the SureIncome For Life Option
The SureIncome For Life Option will terminate on the earliest of the following to occur:

•	The Benefit Payment is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•	On the date the Contract is terminated;

•
On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

•	On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

•	On the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.
INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts

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or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options (“Model Portfolio Options”) as described below available only to certain Withdrawal Benefit Factors.
When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

(1)	to a Model Portfolio Option available as described below;

(2)	to the DCA Fixed Account Option and then transfer all purchase payments and interest to an available Model Portfolio Option; or

(3)	to a combination of (1) and (2) above.
With respect to (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.
On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

*Model Portfolio Option 1
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.
Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.
Model Portfolio Option 1.
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: “Available,” and “Excluded.” Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

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Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

Available
AB VPS Growth and Income Portfolio – Class B Sub-Account (1) (17)
AB VPS International Value Portfolio – Class B Sub-Account (7)
AB VPS Small/Mid Cap Value Portfolio – Class B Sub-Account
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Growth & Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP High Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Government Money Market Portfolio – Service Class 2 Sub-Account (11)(15)
FTVIP Franklin Flex Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account (11)
FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account (14)
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
PIMCO Total Return – Advisor Shares Sub-Account (8)
Invesco V. I. Diversified Dividend Fund– Series II Sub-Account
Invesco V.I. Global Core Equity Fund – Series II Sub-Account
Invesco V. I. High Yield Fund – Series II Sub-Account (1)
Invesco V.I. Equity and Income Portfolio – Series II Sub-Account (1)
Invesco V.I. S&P 500 Index Fund – Series II Sub-Account
Invesco V.I. Value Opportunities Fund – Series II Sub-Account (1)(5)
Invesco V.I. Core Equity Fund – Series II Sub-Account (4)
Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account (9)
Invesco V.I. Equity and Income Portfolio - Series II Sub-Account
Invesco V.I. American Franchise Fund - Series II Sub-Account
Invesco V.I. Comstock Fund - Series II Sub-Account
Invesco V.I. Growth and Income Fund - Series II Sub-Account
Invesco V.I. American Value Fund - Series II Sub-Account
Morgan Stanley VIF Global Franchise Portfolio - Class II Sub-Account
Morgan Stanley VIF Global Strategist Portfolio - Class II Sub-Account
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II Sub-Account (10)
Morgan Stanley VIF Mid Cap Growth Portfolio - Class II Sub-Account(18)
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Sub-Account (1)
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II - Sub-Account
Morgan Stanley VIS Income Plus Portfolio – Class Y Sub-Account
Morgan Stanley VIF Global Infrastructure Portfolio - Class II Sub-Account (1)
Goldman Sachs VIT Small Cap Equity Insights Fund Institutional Sub-Account
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Sub-Account
Goldman Sachs VIT Large Cap Value Fund - Institutional Sub-Account(19)
Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account (3)(20)
PIMCO CommodityRealReturn(TM) Strategy Portfolio – Advisor Shares Sub-Account
PIMCO Emerging Markets Bond Portfolio – Advisor Shares Sub-Account
PIMCO Real Return Portfolio – Advisor Shares Portfolio Sub-Account
Putnam VT Equity Income Fund – Class IB Sub-Account
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Putnam VT Growth Opportunities Fund - Class IB Sub-Account (12)
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account (2)(13)
Excluded
AB VPS Large Cap Growth Portfolio – Class B Sub-Account (1)(16)
Morgan Stanley VIF Growth Portfolio - Class II Sub-Account(21)
Invesco V.I. Mid Cap Growth Fund - Series II Sub-Account

44

1)
Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities – Series II Sub-Account, the AB VPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account, the Invesco V. I. High Yield – Series II Sub-Account, the Invesco V.I. Equity and Income – Class II Sub-Account, and the VIF Emerging Markets Debt, Class II Sub-Account.*

2)	Effective May 1, 2004, the Putnam VT Investors – Class IB Sub-Account closed to new investments and is not available with any Withdrawal Benefit Option. *

3)	Effective May 1, 2006, the following Variable Sub-Account closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account. *

4)
Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

5)
Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter. *

6)
Effective as of January 31, 2013 the AB VPS Value Portfolio – Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter. *

7)
Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter. *

8)
We previously notified you that, effective May 1, 2015, the PIMCO Total Return - Advisor Shares sub-account was closed to all contract owners except those contract owners who had Account Value invested in the variable sub-account, and that we had intended to remove it as an investment option and substitute a new investment option under your Variable Annuity contract.  However, we are no longer planning to remove this sub-account or substitute a new investment option.  As a result, effective February 5, 2018, the PIMCO Total Return - Advisor Shares sub-account is available to all contract owners.

9)
Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. *

10)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. *

11)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2. For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Service Class 2 (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.

12)	Effective as of November 18, 2016, the Putnam VT Voyager Fund – Class IB sub-account merged into the Putnam VT Growth Opportunities Fund - Class IB.

13)	Effective June 30, 2018, the Putnam VT Investors Fund – Class IB sub-account changed its name to the Putnam VT Multi-Cap Core Fund – Class IB.

14)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

15)
Effective October 19, 2018, the Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y were liquidated. On the liquidation date, the Portfolios were no longer available under your Annuity Contract, and any Contract Value allocated to the Sub-Account investing in the liquidated Portfolio was transferred, as of the close of business on the liquidation date to the Sub-account investing in the Fidelity® VIP Government Money Market Portfolio - Service Class 2. Additionally, if the liquidated Portfolio was part of an asset allocation model for your Contract, you may need to make a new election of an available portfolio within the asset allocation model for the model to continue to operate for your Contract following the liquidation date.

16)	Effective April 29, 2019, the AB VPS Growth Portfolio – Class B was merged into the AB VPS Large Cap Growth Portfolio – Class B.

17)	Effective April 29, 2019, the AB VPS Value Portfolio – Class B was merged into the AB VPS Growth and Income Portfolio – Class B.

18)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account will change its name to the Morgan Stanley VIF Discovery Portfolio – Class II.

19)
Effective June 3, 2019, the Goldman Sachs VIT Large Cap Value Fund - Institutional Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

20)
Effective June 3, 2019, the Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to

45

invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

21)
Effective at the close of business April 24, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y was closed for new purchase payment allocations to all Contract owners. Effective April 29, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y was merged into the Morgan Stanley VIF Growth Portfolio - Class II.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.
TrueBalanceSM Model Portfolio Options.
If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.
For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.
The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Fund prospectuses, please contact us at 1-800-457-7617 or go to www.accessallstate.com.
* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see the footnotes below the following table for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.

Portfolio:	Investment Objective:	Investment Advisor:
Morgan Stanley Variable Investment Series
Morgan Stanley VIS Income Plus Portfolio - Class Y
The Fund seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Fund seeks capital appreciation but only when consistent with its primary objective.
Morgan Stanley Investment Management Inc.
Morgan Stanley Variable Insurance Fund, Inc.

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Portfolio:	Investment Objective:	Investment Advisor:
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II(2)
The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Morgan Stanley VIF Global Franchise Portfolio - Class II	The Fund seeks long-term capital appreciation.
Morgan Stanley VIF Global Infrastructure Portfolio - Class II(2)	The Fund seeks both capital appreciation and current income.
Morgan Stanley VIF Global Strategist Portfolio - Class II	The Fund seeks total return.
Morgan Stanley VIF Growth Portfolio - Class II(23)	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley VIF Mid Cap Growth Portfolio - Class II(20)	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II(10)
The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund – Series II	Seek capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund – Series II	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
Invesco V.I. Comstock Fund, Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks
Invesco V.I. Core Equity Fund – Series II(3)(13)	Long-term growth of capital
Invesco V.I. Diversified Dividend Fund – Series II	Provide reasonable current income and long-term growth of income and capital.
Invesco V.I. Equity and Income Portfolio, Series II(2)	Both capital appreciation and current income.
Invesco V.I. Global Core Equity Fund – Series II	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers
Invesco V.I. Growth and Income Fund, Series II	Seek long-term growth of capital and income
Invesco V.I. High Yield Fund – Series II(2)	Total return, comprised of current income and capital appreciation
Invesco V.I. International Growth Fund – Series II	Long-term growth of capital
Invesco V.I. Mid Cap Core Equity Fund – Series II(2)(9)	Long-term growth of capital
Invesco V.I. Mid Cap Growth Fund, Series II	To seek capital growth
Invesco V.I. S&P 500 Index Fund – Series II	To provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index
Invesco V.I. Value Opportunities Fund – Series II(2)(5)	Long-term growth of capital
AB Variable Products Series Fund, Inc.
AB VPS Growth and Income Portfolio – Class B(2)(19)	Long-term growth of capital.	AllianceBernstein L.P.
AB VPS International Value Portfolio – Class B(7)	Long-term growth of capital.
AB VPS Large Cap Growth Portfolio – Class B(2) (18)	Long-term growth of capital.
AB VPS Small/Mid Cap Value Portfolio – Class B	Long-term growth of capital.
Fidelity® Variable Insurance Products
Fidelity® VIP ContrafundSM Portfolio - Service Class 2	The fund seeks long-term capital appreciation.	Fidelity® Management & Research Company (FMR)
Fidelity® VIP Government Money Market Portfolio - Service Class 2(11)(17)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP Growth & Income Portfolio - Service Class 2	The fund seeks high total return through a combination of current income and capital appreciation.
Fidelity® VIP High Income Portfolio - Service Class 2	The fund seeks a high level of current income, while also considering growth of capital.
Fidelity® VIP Mid Cap Portfolio - Service Class 2	The fund seeks long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust

47

Portfolio:	Investment Objective:	Investment Advisor:
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
Franklin Advisers, Inc.
FTVIP Franklin Income VIP Fund - Class 2(12)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.
FTVIP Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
FTVIP Mutual Shares VIP Fund - Class 2(16)
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

FTVIP Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Large Cap Value Fund - Institutional (21)	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Mid Cap Value Fund - Institutional (1)(22)	Seeks long-term capital appreciation.
Goldman Sachs VIT Small Cap Equity Insights Fund Institutional	Seeks long-term growth of capital.
Goldman Sachs VIT U.S. Equity Insights Fund Institutional	Seeks long-term growth of capital.
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn®Strategy Portfolio – Advisor Shares	The Portfolio seeks maximum real return, consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Emerging Markets Bond Portfolio - Advisor Shares	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Real Return Portfolio - Advisor Shares	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Total Return Portfolio - Advisor Shares(8)	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust
Putnam VT Equity Income Fund - Class IB	Seeks capital growth and current income.	Putnam Investment Management, LLC
Putnam VT George Putnam Balanced Fund - Class IB	Seeks a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Putnam VT Growth Opportunities Fund - Class IB(14)	Seeks capital appreciation.
Putnam VT International Equity Fund - Class IB	Seeks capital appreciation.
Putnam VT Multi-Cap Core Fund – Class IB (formerly Putnam VT Investors Fund– Class IB) (4)(15)	Seeks capital appreciation.

(1)	Effective May 1, 2006, the following Variable Sub-Account closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account. *

(2)
Effective May 1, 2005, the Invesco V.I. Value Opportunities – Series II Sub-Account, the Invesco V.I. Capital Appreciation – Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity – Series II Sub-Account, the AB VPS Growth and Income – Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account, the Invesco V.I. High Yield Fund, Series II, Invesco V.I. Equity and Income Portfolio, Series II, the VIF Global Infrastructure – Class Y Sub-Account, and the VIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)
Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)
Effective May 1, 2004, the Putnam VT Investors Fund – Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)
Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

(6)
Effective as of January 31, 2013 the AB VPS Value Portfolio – Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account

48

if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

(7)
Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

(8)
We previously notified you that, effective May 1, 2015, the PIMCO Total Return - Advisor Shares sub-account was closed to all contract owners except those contract owners who had Account Value invested in the variable sub-account, and that we had intended to remove it as an investment option and substitute a new investment option under your Variable Annuity contract.  However, we are no longer planning to remove this sub-account or substitute a new investment option.  As a result, effective February 5, 2018, the PIMCO Total Return - Advisor Shares sub-account is available to all contract owners.

(9)
Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

(10)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date.

(11)
Any Contract Value that was transferred to the Fidelity® VIP Government Money Market Portfolio – Service Class 2 as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

(12)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2. For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Service Class 2 (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.

(13)
Effective December 23, 2016, the Invesco V.I. Core Equity Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(14)	Effective as of November 18, 2016, the Putnam VT Voyager Fund – Class IB sub-account merged into the Putnam VT Growth Opportunities Fund - Class IB.

(15)	Effective June 30, 2018, the Putnam VT Investors Fund – Class IB sub-account changed its name to the Putnam VT Multi-Cap Core Fund – Class IB.

(16)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(17)
Effective October 19, 2018, the Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y were liquidated. On the liquidation date, the Portfolios were no longer available under your Annuity Contract, and any Contract Value allocated to the Sub-Account investing in the liquidated Portfolio was transferred, as of the close of business on the liquidation date to the Sub-account investing in the Fidelity® VIP Government Money Market Portfolio - Service Class 2. Additionally, if the liquidated Portfolio was part of an asset allocation model for your Contract, you may need to make a new election of an available portfolio within the asset allocation model for the model to continue to operate for your Contract following the liquidation date.

(18)	Effective April 29, 2019, the AB VPS Growth Portfolio – Class B was merged into the AB VPS Large Cap Growth Portfolio – Class B.

(19)	Effective April 29, 2019, the AB VPS Value Portfolio – Class B was merged into the AB VPS Growth and Income Portfolio – Class B.

(20)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account will change its name to the Morgan Stanley VIF Discovery Portfolio – Class II.

(21)
Effective June 3, 2019, the Goldman Sachs VIT Large Cap Value Fund - Institutional Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(22)
Effective June 3, 2019, the Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(23)
Effective at the close of business April 24, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y was closed for new purchase payment allocations to all Contract owners. Effective April 29, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y was merged into the Morgan Stanley VIF Growth Portfolio - Class II.

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Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.
TRUEBALANCESM ASSET ALLOCATION PROGRAM
The TrueBalance asset allocation program (“TrueBalance program”) is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.
There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.
Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.
Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.
Allstate Life does not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.
Allstate Life retained an independent investment management firm (“investment management firm”) to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life’s Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a “fiduciary” or as an “investment manager,” as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).
The investment management firm does not take into account any information about any Contract Owner or any Contract Owner’s assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners’ purposes.
Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.
We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocation for the model portfolio you selected.
Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the

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TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.
You may only select one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your Morgan Stanley Financial Advisor before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.
Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.
Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.
The following applies to TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option:
For TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.
If you own the TrueReturn Option, on the Rider Maturity Date, the Contract Value may be increased due to the Option. Any increase will be allocated to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.
The following applies to TrueBalance model portfolios selected without the TrueReturn Option or a Withdrawal Benefit Option:
For TrueBalance model portfolios selected without the TrueReturn or a Withdrawal Benefit Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the Contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your Morgan Stanley Financial Advisor before making transfers.
If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your Morgan Stanley Financial Advisor.
Your participation in the TrueBalance program is subject to the program’s terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.
Investment Alternatives: The Fixed Account Options

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You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option (“DCA Fixed Account Option”) is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described in the Investment Alternatives: Transfers - Dollar Cost Averaging Program section.
This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.
At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.
Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.
You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described in the Investment Alternatives: Transfers - Dollar Cost Averaging Program section.
If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account unless you request a different investment alternative.
If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.
You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.
The DCA Fixed Account Option may not be available in your state. Please check with your Morgan Stanley Financial Advisor for availability.
STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“Standard Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

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At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Variable Annuity Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Variable Annuity – L Share Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.
Some Standard Fixed Guarantee Periods are not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.
The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.
In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date (“30-Day Window”), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.
Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.
At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

•
transfer all or part of the money from the Standard Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

•	transfer all or part of the money from the Standard Fixed Guarantee Period Account to other investment alternatives available at the time; or

•	withdraw all or part of the money from the Standard Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.
Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

•	you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

•	you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.
The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.
The Standard Fixed Account Option currently is not available with the Allstate Variable Annuity – L Share Contract.

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MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option (“Market Value Adjusted Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“Market Value Adjusted Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.
At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option (“Market Value Adjusted Fixed Guarantee Periods”). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.
The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.
Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires (“30-Day MVA Window”). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.
We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 (“Treasury Rate”) to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.
The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.
Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.
For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.
The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

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At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account (“New Account Start Date.”) If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

•
transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

•	transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to other investment alternatives available at the time; or

•	withdraw all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.
The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.
Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.
You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the “TrueReturnSM Accumulation Benefit Option” and “Withdrawal Benefit Options” sections of this prospectus for more information.
The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See “Standard Fixed Account Option”. The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

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We reserve the right to waive any transfer restrictions.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.
TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•
we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

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•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

•	the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.
DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.
We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.
AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.
We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

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Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS Income Plus – Class Y Sub-Account and 60% to be in the Invesco V.I. Mid Cap Growth, Class II Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS Income Plus – Class Y Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Morgan Stanley VIS Income Plus – Class Y Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Invesco V.I. Mid Cap Growth, Class II Sub-Account so that the percentage allocations would again be 40% and 60% respectively.
The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.
Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

•	for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

•	for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.
We reserve the right to waive this charge for all Contracts.
ADMINISTRATIVE EXPENSE CHARGE
For Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.19% of the daily net assets you have invested in the Variable Sub-Accounts. For Contracts issued on or after January 1, 2005 and prior to October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.30% of the daily net assets you have invested in the Variable Sub-Accounts. Effective October 17, 2005 and thereafter, the administrative expense charge we deduct for such Contracts is at an annual rate of 0.19% of the daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

Allstate Variable Annuity	1.10%
Allstate Variable Annuity – L Share	1.50%
The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will

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not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.
You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

•
MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•
Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•	Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

•	0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

•	0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.
The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

•
Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.
The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the “TrueReturnSM Accumulation Benefit Option” section of this prospectus for more information.
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.
The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in

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each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.
The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.
For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.
RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See “Retirement Income Guarantee Options” for details.
We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee prorated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal prorated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.
WITHDRAWAL BENEFIT OPTION FEE
Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states. We charge separate annual Rider Fees for each of the SureIncome Option (the “SureIncome Option Fee”), the SureIncome Plus Option (the “SureIncome Plus Option Fee”), and the SureIncome For Life Option (the “SureIncome For Life Option Fee”). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the “Withdrawal Benefit Option Fees”. “Withdrawal Benefit Option Fee” is used to refer to any one of the Withdrawal Benefit Option Fees.
The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.
We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.
The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.
For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.
For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by

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0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.
If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.
TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears in the Expense Table section. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.
Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.
Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to the Investment Alternatives: The Fixed Account Options - Market Value Adjusted Fixed Account Options section for more information on market value adjustments.
FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.
Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.
You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.
For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1)	Purchase payments that no longer are subject to withdrawal charges;

2)	Free Withdrawal Amount (if available);

3)	Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4)	Any earnings not previously withdrawn.

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However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.
If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

•	The Free Withdrawal Amount described above; or

•	Earnings as of the beginning of the Contract Year that have not been previously withdrawn.
For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1)	Earnings not previously withdrawn;

2)	Purchase payments that are no longer subject to withdrawal charges;

3)	Free Withdrawal Amount in excess of earnings;

4)	Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.
All Contracts
We do not apply a withdrawal charge in the following situations:

•	the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

•	withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

•	withdrawals that qualify for one of the waivers described below.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.
Confinement Waiver.    We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1.
you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2.	we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant’s confinement at the long term care facility or hospital, and

3.	a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).
“Due Proof” includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.
Terminal Illness Waiver.    We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1.	you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2.	you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.
“Due Proof” includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.
Unemployment Waiver.    We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1.	you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2.	you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3.	you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of Unemployment Compensation.
Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

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“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S. “Due Proof” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.
You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.
Please refer to your Contract for more detailed information about the terms and conditions of these waivers.
The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may sometime in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.
DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.
Our status under the Code is briefly described in the “Taxes” section of this prospectus.
OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see the Expense Table - Portfolio Annual Expenses section.
Access to Your Money

WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the Income Payments - Income Plans section.
The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.
You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.
In general, you must withdraw at least $50 at a time.
Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See the Investment Alternatives: The Fixed Account Options - Standard Fixed Account Option section.

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Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “Good Order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in Good Order, and to change or waive any Good Order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.	An emergency exists as defined by the SEC, or

3.	The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your Morgan Stanley Financial Advisor or call us at 1-800-457-7617 for more information.
Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.
Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.
We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.
Income Payments

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

•	the Annuitant’s 99th birthday, or

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•	the 10th Contract Anniversary, if later.
You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under “Income Protection Benefit Option,” below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

•	fixed income payments;

•	variable income payments; or

•	a combination of the two.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis.” Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
The seven Income Plans are:
Income Plan 1 – Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed (“Guaranteed Payment Period”) may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.
Income Plan 2 – Joint and Survivor Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.
Income Plan 3 – Guaranteed Number of Payments.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600.
We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals under this option. Please see the section titled “Payout Withdrawals” below for more details.
Income Plan 4 – Life Income with Cash Refund.    Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.
Income Plan 5 – Joint Life Income with Cash Refund.    Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to

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an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.
Income Plan 6 – Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.
Income Plan 7 – Joint Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.
If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.
The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.
Payout Withdrawal
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value (“withdrawal value”), subject to a Payout Withdrawal Charge, by writing to us (“Payout Withdrawal”). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.
A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.
You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.
Payout Withdrawal Charge
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.
Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Allstate Variable Annuity	7%	7%	6%	5%	4%	3%	2%	0%	0%
Allstate Variable Annuity – L Share	7%	6%	5%	0%	0%	0%	0%	0%	0%
Additional Information.    We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those

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Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.
We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

•
terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.
In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.
We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.
Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.
INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

•	The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

•	You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

•	You may apply the Income Protection Benefit Option to more than one Income Plan.

•	The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

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•	You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

•	You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

•	You may not convert variable income payments to fixed income payments.
If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value (“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.
If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.75% of the daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.
In order to ensure that we achieve adequate investment diversification (“Income Protection Diversification Requirement”), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.
To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: “unrestricted,” “restricted” and “excluded.” Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.
In the following three tables, we list our current Income Protection Diversification Requirement:
Unrestricted Variable Sub-Accounts.    There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate at least 30% of the assets supporting your variable income payments to this category.

Morgan Stanley VIS Income Plus Portfolio – Class Y Sub-Account
Fidelity® VIP Government Money Market Portfolio – Service Class 2 Sub-Account (10)(16)
PIMCO Real Return Portfolio – Advisor Shares Sub-Account
PIMCO Total Return Portfolio – Advisor Shares Sub-Account (7)
Restricted Variable Sub-Accounts.    You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

AB VPS Growth and Income Portfolio – Class B Sub-Account (1) (18)
AB VPS International Value Portfolio– Class B Sub-Account (6)
AB VPS Large Cap Value Portfolio – Class B Sub-Account (1) (17)
AB VPS Small/Mid Cap Value Portfolio – Class B Sub-Account
Fidelity® VIP ContrafundSM Portfolio– Service Class 2 Sub-Account
Fidelity® VIP Growth & Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP High Income Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Government Money Market Portfolio - Initial
FTVIP Franklin High Income VIP Fund – Class 2 Sub-Account (12)
FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account

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FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account (15)
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
Goldman Sachs VIT U.S. Equity Insights Fund Institutional Sub-Account
Goldman Sachs VIT Large Cap Value Fund - Institutional Sub-Account (20)
Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account (3)(21)
Invesco V.I. American Value Fund - Series II Sub-Account
Invesco V.I. Core Equity Fund– Series II Sub-Account (4)(11)
Invesco V.I. Diversified Dividend Fund– Series II Sub-Account
Invesco V.I. Global Equity Fund– Series II Sub-Account
Invesco V.I. High Yield Fund– Series II Sub-Account
Invesco V.I. Equity and Income Portfolio – Series II Sub-Account (1)
Invesco V.I. S&P 500 Index Fund– Series II Sub-Account
Invesco V.I. Comstock Fund - Series II Sub-Account
Invesco V.I. Growth and Income Fund - Series II Sub-Account
Invesco V.I. Equity and Income Portfolio - Series II Sub-Account
Invesco V.I. Value Opportunities Fund – Series II Sub-Account (1)(5)
Morgan Stanley VIF Growth Portfolio - Class II(22)
Morgan Stanley VIF Global Franchise Portfolio - Class II
Morgan Stanley VIF Global Infrastructure Portfolio - Class II Sub-Account (1)
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II Sub-Account (7)
PIMCO CommodityRealReturn™ Strategy Portfolio – Advisor Shares Sub-Account
PIMCO Emerging Markets Bond Portfolio– Advisor Shares Sub-Account
Putnam VT Equity Income Fund – Class IB Sub-Account
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Putnam VT Growth Opportunities Fund - Class IB Sub-Account (13)
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account (2)(14)
Excluded Variable Sub-Accounts.    Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account (1)(8)
FTVIP Franklin Flex Cap Growth VIP Fund – Class 2 Sub-Account
Goldman Sachs VIT Small Cap Equity Insights Fund -Institutional Sub-Account
Fidelity® VIP Government Money Market Portfolio - Class 2 Shares (10)(16)
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II
Morgan Stanley VIF Mid Cap Growth Portfolio - Class II(19)
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class I Sub-Account (1)
Invesco V.I. American Franchise Fund - Series II Sub-Account
Invesco V.I. Mid Cap Growth - Series II Sub-Account

1)
Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: Invesco V.I. Value Opportunities Fund – Series I, the Invesco V.I. Mid Cap Core Equity – Series II Sub-Account, the AB VPS Growth and Income –Class B Sub-Account, the AB VPS Large Cap Growth – Class B Sub-Account, the FTVIP Franklin High Income VIP – Class 2 Sub-Account, the Invesco V. I. High Yield – Series II Sub-Account, the Invesco V.I. Equity and Income – Series II Sub-Account, the VIF Global Infrastructure – Class Y Sub-Account, and the VIF Emerging Markets Debt, Class II Sub-Account.*

2)	Effective May 1, 2004, the Putnam VT Investors – Class IB Sub-Account closed to new investments. *

3)	Effective May 1, 2006, the following Variable Sub-Account closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account. *

4)
Effective May 1, 2006, the Invesco V.I. Core Equity – Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity – Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity – Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity – Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity – Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

5)
Effective as of August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter. *

6)
Effective as of May 1, 2013, the AB VPS International Value Portfolio – Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter. *

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7)
We previously notified you that, effective May 1, 2015, the PIMCO Total Return - Advisor Shares sub-account was closed to all contract owners except those contract owners who had Account Value invested in the variable sub-account, and that we had intended to remove it as an investment option and substitute a new investment option under your Variable Annuity contract.  However, we are no longer planning to remove this sub-account or substitute a new investment option.  As a result, effective February 5, 2018, the PIMCO Total Return - Advisor Shares sub-account is available to all contract owners.

8)
Effective as of September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. *

9)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II Sub-Account was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. *

10)
Any Contract Value that was transferred to the Fidelity® VIP Government Money Market Portfolio – Service Class 2 as a result of the liquidation of the Morgan Stanley VIS Money Market Portfolio – Class X on April 29, 2016 (“Liquidation Date”) can be transferred free of charge and will not count as one of your annual free transfers for a period of 60 days after the Liquidation Date. It is important to note that any subsequent transfer out of a Portfolio will be subject to the transfer limitations described in this prospectus.

11)
Effective December 23, 2016, the Invesco V.I. Core Equity Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

12)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2. For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Service Class 2 (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.

13)	Effective as of November 18, 2016, the Putnam VT Voyager Fund – Class IB sub-account merged into the Putnam VT Growth Opportunities Fund - Class IB.

14)	Effective June 30, 2018, the Putnam VT Investors Fund – Class IB sub-account changed its name to the Putnam VT Multi-Cap Core Fund – Class IB.

15)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

16)
Effective October 19, 2018, the Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y were liquidated. On the liquidation date, the Portfolios were no longer available under your Annuity Contract, and any Contract Value allocated to the Sub-Account investing in the liquidated Portfolio was transferred, as of the close of business on the liquidation date to the Sub-account investing in the Fidelity® VIP Government Money Market Portfolio - Service Class 2. Additionally, if the liquidated Portfolio was part of an asset allocation model for your Contract, you may need to make a new election of an available portfolio within the asset allocation model for the model to continue to operate for your Contract following the liquidation date.

17)	Effective April 29, 2019, the AB VPS Growth Portfolio – Class B was merged into the AB VPS Large Cap Growth Portfolio – Class B.

18)	Effective April 29, 2019, the AB VPS Value Portfolio – Class B was merged into the AB VPS Growth and Income Portfolio – Class B.

19)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account will change its name to the Morgan Stanley VIF Discovery Portfolio – Class II.

20)
Effective June 3, 2019, the Goldman Sachs VIT Large Cap Value Fund - Institutional Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

21)
Effective June 3, 2019, the Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

22)
Effective at the close of business April 24, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y was closed for new purchase payment allocations to all Contract owners. Effective April 29, 2019, the Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y was merged into the Morgan Stanley VIF Growth Portfolio - Class II.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

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You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.
The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.
We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.
Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See “Investment Alternatives: Transfers,” above, for additional information.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.
We calculate the fixed income payments by:

•	adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

•	deducting any applicable taxes; and

•
applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options (“RIG 1” and “RIG 2”), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your Morgan Stanley Financial Advisor for details.
The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to May 1, 2004.
We refer to the issue date of the option as the “Rider Date.” You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.
We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.
For each option, an “Income Base” is calculated, which is used only for the purpose of calculating the “Guaranteed Retirement Income Benefit” and the appropriate “Rider Fee,” all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.
You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

•	The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

•	The Payout Start Date must occur during the 30-day period following a Contract Anniversary.

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•	The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

•	You must select Fixed Amount Income Payments only.

•	You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

•	120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

•	60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.
The “Guaranteed Retirement Income Benefit” is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.
If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.
On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

•	The Guaranteed Retirement Income Benefit; or

•
For fixed income payments, the Contract Value, adjusted by any applicable Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.
The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary.
These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

•	The date the Contract is terminated;

•
If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

•	The Payout Start Date; or

•
You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.
Calculation of Income Base.
On the Rider Date, the “RIG 1 Income Base” is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The “RIG 1 Withdrawal Adjustment” is defined below.
The RIG 1 Income Base will not exceed a Cap equal to:

•	200% of the Contract Value as of the Rider Date; plus

•	200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

•	RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.
RIG 1 Withdrawal Adjustment.    Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

•
In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the

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withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

•
In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.
See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.
The “RIG 2 Income Base” is defined as the greater of “Income Base A” or “Income Base B.”
“Income Base A” and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.
On the Rider Date, “Income Base B” is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

•	Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

•
Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

•
On each Contract Anniversary until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.
Death Benefits

DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the “Payout Phase” section of your Contract. See “Income Payments” for more information.
We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a “Complete Request for Settlement,” a claim for distribution of the Death Proceeds must include “Due Proof of Death” in any of the following forms of documentation:

•	A certified copy of the death certificate;

•	A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

•	Any other proof acceptable to us.

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“Death Proceeds” are determined based on when we receive a Complete Request for Settlement:

•	If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the “Death Benefit.”

•
If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in Good Order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

•	MAV Death Benefit Option

•	Enhanced Beneficiary Protection (Annual Increase) Option

•	Earnings Protection Death Benefit Option
The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit.”)
The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.
You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).
The “Death Benefit” is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

•	The Contract Value;

•	The Settlement Value;

•	The ROP Death Benefit;

•	The MAV Death Benefit Option (if selected);

•	The Enhanced Beneficiary Protection (Annual Increase) Option (if selected); or

•	The SureIncome ROP Death Benefit. *
The “Settlement Value” is the amount that would be paid in the event of a full withdrawal of the Contract Value.
* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.
The “ROP Death Benefit” is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:
The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.
Maximum Anniversary Value Death Benefit Option.
The “MAV Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.
On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see “Death Proceeds,” above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

•	Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

•
Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

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•
On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

•
The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or

•	The date we next determine the Death Proceeds.
Enhanced Beneficiary Protection (Annual Increase) Option.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.
On the date we issue the rider for this benefit (“Rider Date”), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the earlier of:

(a)	the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

(b)	the date we determine the Death Proceeds.
After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.
The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:

•	200% of the Contract Value as of the Rider Date; plus

•	200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

•	Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.
If, upon death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

•
The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals); or

•	The date we next determine the Death Proceeds.

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Earnings Protection Death Benefit Option.
The “Earnings Protection Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

•	0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

•	0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.
We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.
If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

•
100% of “In-Force Premium” (excluding purchase payments made after the date we issue the rider for this benefit (“Rider Date”) and during the twelve- month period immediately prior to the death of the Contract Owner or Annuitant); or

•	40% of “In-Force Earnings”
calculated as of the date we determine the Death Proceeds.
If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

•	50% of “In-Force Premium” (excluding purchase payments made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

•	25% of “In-Force Earnings”
calculated as of the date we determine the Death Proceeds.
In-Force Earnings are equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.
In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all “Excess-of-Earnings Withdrawals” made after the Rider Date.
An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.
Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.
If, upon death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

•	The Rider Date will be changed to the date we determine the Death Proceeds;

•
The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

•
The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

•	The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.
If either the Contract Owner’s or the Annuitant’s age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.
ALL OPTIONS
We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives,

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exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.
These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

•	the date the Contract is terminated;

•
if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

•
if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

•
on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

•	on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

•	the Payout Start Date.
Notwithstanding the preceding, in the event of the Contract Owner’s death, if the Contract Owner’s spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.
DEATH BENEFIT PAYMENTS
Death of Contract Owner
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be “New Contract Owners”. If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.
If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.
The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.
New Contract Owner Categories
Category 1.    If your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.
Category 2.    If the New Contract Owner is a living person who is not your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.
Category 3.    If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.
The death settlement options we currently offer are:
Option A.    The New Contract Owner may elect to receive the Death Proceeds in a lump sum.
Option B.    The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

•	Over the life of the New Contract Owner; or

•	For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

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•	Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.
Option C.    The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account unless the New Contract Owner provides other allocation instructions.
The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.
If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner’s Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner’s death. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
Option D.    The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.
Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account.
Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.
The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.
Option E.    For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the “Annual Required Distribution” calculated for each calendar year. The first such withdrawal must occur within:

•	One year of the date of death;

•	The same calendar year as the date we receive the first Complete Request for Settlement; and

•	One withdrawal frequency.
The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.
In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the “Life Expectancy” of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.
In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.
If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner’s Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

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We reserve the right to offer additional death settlement options.
Death of Annuitant
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

•	The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

•
The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories
Category 1.    If the Contract Owner is a living person, prior to the Annuitant’s death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.
Category 2.    If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.
The death settlement options we currently offer are:
Option A.    The Contract Owner may elect to receive the Death Proceeds in a lump sum.
Option B.    The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.
Option C.    The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Fidelity® VIP Government Money Market - Service Class 2 Sub-Account unless the Contract Owner provides other allocation instructions.
The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.
Option D.    The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.
We reserve the right to offer additional death settlement options.
Qualified Contracts
The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant
We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

•	The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

•	The Contract Owner’s spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

•	The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

•
On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner’s marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the “Death of Annuitant” provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner’s age.
You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

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There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.
The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

•	upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

•	upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

•	on the date the Contract is terminated;

•	on the Payout Start Date; or

•	on the date you change the beneficiary of the Contract and the change is accepted by us;

•
for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

•	for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.
Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.
Death of Co-Annuitant.    If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the “Death of Owner” provision of your Contract:

•	The Co-Annuitant must have been your legal spouse on the date of his or her death; and

•	Option D of the “Death of Owner” provision of your Contract has not previously been exercised.
The Contract may only be continued once under Option D under the “Death of Owner” provision. For a description of Option D, see the “Death of Owner” section of this prospectus.
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions (“CSP Conditions”):

•	The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

•	The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

•	The Co-Annuitant must be the legal spouse of the Annuitant. Only one Co-Annuitant may be named.

•	The Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

•	The Annuitant must be age 90 or younger on the CSP Application Date.

•	The Co-Annuitant must be age 79 or younger on the CSP Application Date.

•
On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner’s marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

•	We have made no payments under any Income Plan.

•
There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

•	The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

•	The “Death of Annuitant” provision of the Contract does not apply on the death of the Co-Annuitant.

•	The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.
You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

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For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.
The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

•	On the date CSP is terminated as described above; or

•	Upon the death of the Annuitant; or

•	Upon the death of the Co-Annuitant; or

•	On the date the Contract is terminated; or

•	On the Payout Start Date.
Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.
Death of Co-Annuitant.    This section applies if:

•	The CSP Conditions are met.

•	The Annuitant was, at the time of the Co-Annuitant’s death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

•	We have received proof satisfactory to us that the Co-Annuitant has died.

•	The Co-Annuitant was, at the time of the Co-Annuitant’s death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

•	The Co-Annuitant was, at the time of the Co-Annuitant’s death, the legal spouse of the Annuitant.
If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the “Death of Owner” provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

•	The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant’s death.

•	The Owner does not thereafter name a new Co-Annuitant; and

•	The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA remains the Custodian; and

•	The Contract may only be continued once.

More Information

ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois, 60062.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account

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and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
We receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution, or other services we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.
VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account’s income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.
The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE PORTFOLIOS
Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.
We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Portfolios.    If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.
Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio’s board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

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THE CONTRACT
Distribution.    The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) (“Morgan Stanley & Co.”). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and FINRA. Contracts are sold through the registered representatives of Morgan Stanley & Co. These registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts.
We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments. In addition, we may pay ongoing annual compensation of up to 1.40% of Contract value. To compensate Morgan Stanley for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.’s practices.
We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.
In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.
Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. (“Citi”) established a new broker dealer, Morgan Stanley Smith Barney LLC (“MSSB”), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.
Administration.  We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2018, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601; Iron Mountain Information Management, LLC (f/k/a Stacks LLC) (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; TierPoint, LLC (f/k/a Co- Sentry.net, LLC) (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (f/k/a Convey Compliance Systems, Inc.) (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105; Broadridge Output Solutions, Inc., successor in interest to Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108.
In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Variable Account; and

•	preparation of Contract Owner reports.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints

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and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
 Correspondence sent by regular mail to our Annuity Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.
ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under Illinois insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.
Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.
TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. Allstate Life will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account, and may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.  Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.  Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal

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income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.  There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.  Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.
Diversification Requirements.  For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.  The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Cost Basis. Generally, the cost basis in an annuity not associated with a qualified retirement plan is the amount you pay into your annuity, or into annuity exchanged for your annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a qualified retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for qualified retirement plans, which is the responsibility of the Contract Owner.
Taxation of Partial and Full Withdrawals.  If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the cost basis in the Contract. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
Taxation of Annuity Payments.  Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity

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payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the cost basis in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
Maximum Annuity Date . You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Partial Annuitization. An individual may partially annuitize their non-qualified annuity if the contract so permits. The tax law includes a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under Section 72 of the Code. We do not currently permit partial annuitization.
Taxation of Level Monthly Variable Annuity Payments.  You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.
Withdrawals After the Payout Start Date.  Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.  In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits.  Death Benefit amounts are included in income as follows:

•	if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•	if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.
Medicare Tax on Net Investment Income  The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
Penalty Tax on Premature Distributions.  A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

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•	made as a result of the Contract Owner’s death or becoming totally disabled,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•	attributable to investment in the Contract before August 14, 1982.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.  With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.  The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.  If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.
Aggregation of Annuity Contracts.  The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer provides a taxpayer identification number and has payment made to a U.S. address.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN, BEN-E, EXP, ECI,IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of

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residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN, BEN-E, EXP,ECI,IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•	Individual Retirement Annuities (IRAs) under Code Section 408(b);

•	Roth IRAs under Code Section 408A;

•	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•	Tax Sheltered Annuities under Code Section 403(b);

•	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.  If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.  Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include

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accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.
The Death Benefit and Tax Qualified Contracts.  Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
Penalty Tax on Premature Distributions from Tax Qualified Contracts.  A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs)

•	made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•
from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.  Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

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•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a taxpayer identification number and has payment made to a U.S. address.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN, BEN-E, EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.  Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Individual Retirement Annuities.  Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule.
Roth Individual Retirement Annuities.  Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).  Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

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If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).  Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.
Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your competent tax advisor.
Tax Sheltered Annuities.  Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

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Corporate and Self-Employed Pension and Profit Sharing Plans.
Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•
A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•
An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.  Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
Late Rollover Self-Certification. You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse

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consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
In 2018, the Internal Revenue Service issued Revenue Ruling 2018-17, which provides that an amount transferred from an IRA to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with this Ruling, beginning in 2019, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Same Sex Marriages, Civil Unions and Domestic Partnerships
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser for additional information.
Annual Reports and Other Documents

Allstate Life’s Annual Report on Form 10-K for the year ended December 31, 2018, is incorporated herein by reference, which means that it is legally a part of this prospectus.
All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.
Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.
We file our Exchange Act documents and reports, including our annual report on Form 10-K quarterly reports on Form 10-Q and current reports on Form 8-K electronically on the SEC’s “EDGAR” system using the identifying number CIK No. 0000352736. The SEC maintains a website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.
If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.

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Statement of Additional Information
Table of Contents

Additions, Deletions, or Substitutions of Investments	2
The Contracts	2
Purchase of Contracts	2
Tax-Free Exchange (1035 Exchanges, Rollovers and Transfers)	3
Calculation of Accumulation Unit Values	3
Net Investment Factor	3
Calculation of Variable Income Payments	4
Calculation of Annuity Unit Values	5
General Matters	5
Incontestability	5
Settlements	5
Safekeeping of the Variable Account’s Assets	5
Premium Taxes	6
Tax Reserves	6
Experts	6
Financial Statements	6
Appendix A – Accumulation Unit Values
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

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Appendix A
Contract Comparison Chart

Feature	Allstate Variable Annuity	Allstate Variable Annuity – L Share
DCA Fixed Account Option	3 to 6 month transfer periods 7 to 12 month transfer periods	3 to 6 month transfer periods 7 to 12 month transfer periods
Standard Fixed Account Option	1-, 3-*, 5-*, and 7-* year guarantee periods	N/A
MVA Fixed Account Option**	3-, 5-, 7-, and 10- year guarantee periods	3-, 5-, 7-, and 10- year guarantee periods
Mortality and Expense Risk Charge (Base Contract)	1.10%	1.50%
Withdrawal Charge (% of purchase payment)	7/ 7/ 6/ 5/ 4/ 3/ 2	7/ 6/ 5
Withdrawal Charge Waivers	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment
The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The table summarizes the availability of the Fixed Account Options in general. Please check with your Morgan Stanley Financial Advisor for specific details for your state.

*	Available only in states in which the MVA Fixed Account Option is not offered.

**	Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account Options are offered.

A-1

Appendix B – Market Value Adjustment

The Market Value Adjustment is based on the following:

I	=	the Treasury Rate for a maturity equal to the term length of the Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J	=
the Treasury Rate for a maturity equal to the term length of the Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be (“Market Value Adjustment Date”).

N	=	the number of whole and partial years from the Market Value Adjustment Date to the expiration of the term length of the Market Value Adjusted Fixed Guarantee Period Account.
Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.
The Market Value Adjustment factor is determined from the following formula:
.9 × [I-(J + .0025)] × N
The denominator of the MVA formula includes a factor, currently equal to 0.0025 or 25 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Guarantee Period Account.
To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

Examples Of Market Value Adjustment
Purchase Payment:	$10,000 allocated to a Market Value Adjusted Fixed Guarantee Period Account
Guarantee Period:	5 years
Interest Rate:	4.50%
Full Withdrawal:	End of Contract Year 3
Contract:	Allstate Variable Annuity*

Example 1: (Assumes Declining Interest Rates)
Step 1:	Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2:	Calculate the Free Withdrawal Amount:	=	.15 × $10,000 = $1500
Step 3:	Calculate the Withdrawal Charge:	=	.06 × ($10,000 – $1,500) = $510
Step 4:	Calculate the Market Value Adjustment:	I	=	4.50%
		J	=	4.20%
		N	= 730 DAYS	= 2
365 DAYS
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
		=	.9 × [.045 - (.042 + .0025)] × 2 = .0009
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject To Market Value Adjustment:
		=	.0009 × $11,411.66 = $10.27
Step 5:	Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 + $10.27 = $10,911.93

B-1

Example 2: (Assumes Rising Interest Rates)
Step 1:	Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2:	Calculate The Free Withdrawal Amount:	=	.15 × $10,000 = $1,500
Step 3:	Calculate the Withdrawal Charge:	=	0.06 × ($10,000 – $1,500) = $510
Step 4:	Calculate the Market Value Adjustment:	I	=	4.50%
		J	=	4.80%
		N	= 730 DAYS	= 2
365 DAYS
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
		=	.9 × [(.045 – (.048 + .0025)] × (2) = -.0099
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject To Market Value Adjustment:
		=	-.0099 × $11,411.66 = -$112.98
Step 5:	Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 - $112.98 = $10,788.68

*
These examples assume the election of the Allstate Variable Annuity Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the Allstate Variable Annuity – L Share Contract, which has different expenses and withdrawal charges.

B-2

Appendix C
Example of Calculation of Income Protection Benefit

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.
To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

Adjusted age of Annuitant on the Payout Start Date:	65
Sex of Annuitant:	male
Income Plan selected:	1
Payment frequency:	monthly
Amount applied to variable income payments under the Income Plan:	$100,000.00
The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:	3%
Guaranteed minimum variable income payment:	85% of the initial variable amount income value
Step 1 – Calculation of the initial variable amount income value:
Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.
Step 2 – Calculation of the amount guaranteed under the Income Protection Benefit Option:
guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.
Step 3 – Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:
If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

C-1

Appendix D
Withdrawal Adjustment Example – Income Benefits*

Issue Date: January 1, 2003
Initial Purchase Payment: $50,000.

				Income Benefit Amount
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Maximum Anniversary Value	5% Roll-Up Value**
1/1/04	Contract Anniversary	$55,000	—	$55,000	$55,000	$52,500
7/1/04	Partial Withdrawal	$60,000	$15,000	$45,000	$41,250	$40,176
The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

Maximum Anniversary Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750
Adjusted Income Benefit		$41,250
5 % Roll-Up Value Income Benefit**
Total Partial Withdrawal Amount	(a)	$15,000
STEP 1 – Dollar For Dollar Portion
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)	(d)	$2,625
Dollar for Dollar Withdrawal Adjustment (discounted for a half year’s worth of interest)	(e) = (d) * 1.05 ^-0.5	$2,562
Contract Value After Step 1	(b’) = (b) - (d)	$57,375
Adjusted Income Benefit After Step 1	(c’) = (c) - (e)	$51,224
STEP 2 – Proportional Portion
Partial Withdrawal Amount	(a’) = (a) - (d)	$12,375
Proportional Adjustment	(a’) /(b’) * (c’)	$11,048
Contract Value After Step 2	(b’) - (a’)	$45,000
Adjusted Income Benefit After Step 2		$40,176

*
For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**
In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

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Appendix E
Withdrawal Adjustment Example – Death Benefits*

Issue Date: January 1, 2007
Initial Purchase Payment: $50,000

					Death Benefit Amount
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Purchase Payment Value	Maximum Anniversary Value	Enhanced Beneficiary Value**
1/1/2008	Contract Anniversary	$55,000	—	$55,000	$50,000	$55,000	$52,500
7/1/2008	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$41,250	$40,339
The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

Purchase Payment Value Death Benefit
Partial Withdrawal Amount	(a)	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$50,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500
Adjusted Death Benefit		$37,500
MAV Death Benefit
Partial Withdrawal Amount	(a)	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750
Adjusted Death Benefit		$41,250
Enhanced Beneficiary Protection (Annual Increase) Benefit**
Partial Withdrawal Amount	(a)	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,446
Adjusted Death Benefit		$40,339

*
For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**
Calculations for the Enhanced Beneficiary Protection (Annual Increase) Benefit assumed that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

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Appendix F
Calculation of Earnings Protection Death Benefit*

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.
Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals
In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+ $0 - $0)
In-Force Earnings	=	$25,000 ($125,000- $100,000)
Earnings Protection Death Benefit**	=	40% * $25,000 = $10,000
Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**
If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals
In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000-$5,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$95,000 ($100,000+$0-$5,000)
In-Force Earnings	=	$19,000 ($114,000-$95,000)
Earnings Protection Death Benefit**	=	40%*$19,000=$7,600
Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**
If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals
This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the

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additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals	=	$30,000 ($50,000-$20,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$120,000 ($110,000+$40,000-$30,000)
In-Force Earnings	=	$20,000 ($140,000-$120,000)
Earnings Protection Death Benefit**	=	25%*$20,000=$5,000
In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.
Since 25% of In-Force Earnings is less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**	If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).
Example 4: Spousal Continuation
This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+$0-$0)
In-Force Earnings	=	$50,000 ($150,000-$100,000)
Earnings Protection Death Benefit**	=	40%*$50,000=$20,000
Contract Value	=	$150,000
Death Benefit	=	$160,000
Earnings Protection Death Benefit	=	$20,000
Continuing Contract Value	=	$180,000 ($160,000+$20,000)
Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.
Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**
If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

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Appendix G
Withdrawal Adjustment Example – TrueReturn Accumulation Benefit*

Issue Date: January 2, 2007
Initial Purchase Payment: $50,000
Initial Benefit Base: $50,000

Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Benefit Base
1/2/2008	Contract Anniversary	$55,000	—	$55,000	$50,000
7/2/2008	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500
The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Bases by the same proportion as the withdrawal reduces the Contract Value.

Benefit Base
Partial Withdrawal Amount	(a)	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000
Value of Benefit Base Amount Immediately Prior to Partial Withdrawal	(c)	$50,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500
Adjusted Benefit Base		$37,500
* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

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Appendix H – SureIncome Withdrawal Benefit Option
Calculation Examples

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000. Your Benefit Payment is $8,000, which is 8% of your initial purchase payment. Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).
Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.
The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000). The Benefit Payment is unchanged and remains $8,000. The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).
Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000. The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 – $25,000)) = $8,000. There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000. The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 – $5,000)) = $4,400. The Benefit Payment Remaining is unchanged at $0.
Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).
Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).
The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200). The Benefit Payment is unchanged and remains $7,600. The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

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Appendix I – SureIncome Plus Withdrawal Benefit
Option Calculation Examples

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).
Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.
The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).
The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).
The Benefit Payment is unchanged and remains $8,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).
Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% × ($130,000 – $25,000)) = $8,000
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.
The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% × ($60,000 – $5,000)) = $4,400.
The Benefit Payment Remaining is unchanged at $0.

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Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).
Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).
The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).
The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).
The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).
Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.
The SureIncome Plus Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).
The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% × the final Contract Value on the Contract Anniversary ($159,350).
The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.
Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.
The SureIncome Plus Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).
The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% × the final Contract Value on the Contract Anniversary ($58,964.22).
The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

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Appendix J – SureIncome For Life Withdrawal Benefit
Option Calculation Examples

Example 1: Assume you purchase an Allstate Variable Annuity contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($5,000 = 5% × $100,000, assuming your Benefit Base is still $100,000).
Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).
Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($7,000 = 5% × $140,000, assuming your Benefit Base is still $140,000).
Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.
The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).
The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).
The Benefit Payment is unchanged and remains $4,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).
Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.
Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).
The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).
Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% x current Benefit Base (5% × $100,000 = $5,000).
The Benefit Payment remains $5,000 after withdrawal.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.
Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).
The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).
Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% × current Benefit Base (6% × $100,000 = $6,000).
The Benefit Payment remains $6,000 after withdrawal.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).
Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.
Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% × $75,000) = $3,000.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.
Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% × $100,000 = $5,000).
The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% × $75,000) = $3,750.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.
Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($96,000 – $5,000) = $55,000.
The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($96,000 – $5,000) = $55,000.
The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% × $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).
Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).
The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).
The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).
The Benefit Payment is unchanged and remains $3,800.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).
Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.
The SureIncome For Life Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).
The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).
The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.
Note: The Benefit Payment remains $6,374 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% × current Benefit Base ($7,967.50 = 5% × $159,350, assuming your Benefit Base is still $159,350).
Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.
The SureIncome For Life Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).
The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% × the final Contract Value on the Contract Anniversary ($58,964.22).
The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

APPENDIX K – ACCUMULATION UNIT VALUES

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable
Sub-Account since the Variable Sub-Accounts were first offered under the Contracts; for a maximum of 10 years. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect
Accumulation Unit Values for each Contract; as well as outstanding units for each such sub-accounts, which may include other variable annuities offered, as of the dates shown.. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect
Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of
Additional Information.

In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

ALLSTATE VARIABLE ANNUITY - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.76552	$11.60109	269,512
2010	$11.60109	$12.91718	234,256
2011	$12.91718	$13.52492	156,985
2012	$13.52492	$15.65221	120,487
2013	$15.65221	$20.79505	92,701
2014	$20.79505	$22.43380	65,383
2015	$22.43380	$22.46033	56,950
2016	$22.46033	$24.62582	41,452
2017	$24.62582	$28.83033	34,481
2018	$28.83033	$26.79368	27,482
AB VPS Growth Portfolio - Class B
2009	$9.54998	$12.52518	289,591
2010	$12.52518	$14.19298	243,621
2011	$14.19298	$14.14597	200,172
2012	$14.14597	$15.85916	158,132
2013	$15.85916	$20.93431	108,680
2014	$20.93431	$23.34313	88,098
2015	$23.34313	$25.07408	75,385
2016	$25.07408	$24.96239	53,924
2017	$24.96239	$33.05584	44,412
2018	$33.05584	$33.85777	38,858
AB VPS International Value Portfolio - Class B
2009	$7.62895	$10.11790	567,122
2010	$10.11790	$10.41688	530,629
2011	$10.41688	$8.28393	501,353
2012	$8.28393	$9.33748	410,187
2013	$9.33748	$11.31202	267,416
2014	$11.31202	$10.44468	215,242
2015	$10.44468	$10.55753	167,106
2016	$10.55753	$10.33851	140,306
2017	$10.33851	$12.76680	103,051
2018	$12.76680	$9.70591	92,716
AB VPS Large Cap Growth Portfolio - Class B
2009	$9.11835	$12.34052	77,990
2010	$12.34052	$13.37903	53,765
2011	$13.37903	$12.77457	40,933
2012	$12.77457	$14.64239	33,944
2013	$14.64239	$19.80123	28,873
2014	$19.80123	$22.25092	24,389
2015	$22.25092	$24.34806	21,376
2016	$24.34806	$24.60069	12,769
2017	$24.60069	$31.97639	11,331
2018	$31.97639	$32.29537	9,005

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$12.09241	$17.02823	285,949
2010	$17.02823	$21.27808	246,911
2011	$21.27808	$19.19315	187,137
2012	$19.19315	$22.44398	140,237
2013	$22.44398	$30.49249	99,926
2014	$30.49249	$32.79184	83,119
2015	$32.79184	$30.52573	68,296
2016	$30.52573	$37.60377	57,078
2017	$37.60377	$41.89062	39,018
2018	$41.89062	$35.02369	34,450
AB VPS Value Portfolio - Class B
2009	$7.07795	$8.45643	67,766
2010	$8.45643	$9.30067	55,429
2011	$9.30067	$8.83421	48,835
2012	$8.83421	$10.07517	28,973
2013	$10.07517	$13.57431	10,514
2014	$13.57431	$14.84283	7,672
2015	$14.84283	$13.60086	5,396
2016	$13.60086	$14.94159	3,975
2017	$14.94159	$16.71032	3,298
2018	$16.71032	$13.96241	3,449
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.58554	$11.48063	842,828
2010	$11.48063	$13.25087	782,880
2011	$13.25087	$12.71612	577,610
2012	$12.71612	$14.57764	525,027
2013	$14.57764	$18.84369	310,655
2014	$18.84369	$20.76843	197,523
2015	$20.76843	$20.58567	143,026
2016	$20.58567	$21.89167	109,474
2017	$21.89167	$26.27557	98,193
2018	$26.27557	$24.21314	81,500
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.75546	$10.66710	464,222
2010	$10.66710	$10.53719	375,839
2011	$10.53719	$10.40267	315,165
2012	$10.40267	$10.26914	271,519
2013	$10.26914	$10.13769	228,872
2014	$10.13769	$10.00791	201,210
2015	$10.00791	$9.87980	134,789
2016	$9.87980	$9.75404	372,003
2017	$9.75404	$9.66959	337,914
2018	$9.66959	$9.67777	370,199
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.84005	$9.82962	230,522
2010	$9.82962	$11.11443	221,910
2011	$11.11443	$11.12044	191,412
2012	$11.12044	$12.97962	157,595
2013	$12.97962	$17.07219	103,004
2014	$17.07219	$18.57549	70,143
2015	$18.57549	$17.87042	52,215
2016	$17.87042	$20.42930	40,090
2017	$20.42930	$23.51688	32,049
2018	$23.51688	$21.07851	26,343

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.60506	$12.18596	179,059
2010	$12.18596	$13.67345	158,631
2011	$13.67345	$13.99902	135,359
2012	$13.99902	$15.74856	102,536
2013	$15.74856	$16.43121	79,604
2014	$16.43121	$16.36592	50,882
2015	$16.36592	$15.53030	41,174
2016	$15.53030	$17.50269	24,428
2017	$17.50269	$18.47228	20,386
2018	$18.47228	$17.57178	13,938
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$9.13865	$12.60671	321,406
2010	$12.60671	$15.99971	308,116
2011	$15.99971	$14.07965	206,809
2012	$14.07965	$15.92146	169,812
2013	$15.92146	$21.35347	122,323
2014	$21.35347	$22.34938	50,564
2015	$22.34938	$21.70175	39,388
2016	$21.70175	$23.97681	32,773
2017	$23.97681	$28.52960	27,669
2018	$28.52960	$24.00009	22,755
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.36378	$10.97776	87,018
2010	$10.97776	$12.59111	86,487
2011	$12.59111	$11.83200	84,137
2012	$11.83200	$12.76092	57,261
2013	$12.76092	$17.31781	31,809
2014	$17.31781	$18.13812	17,525
2015	$18.13812	$18.68579	15,142
2016	$18.68579	$17.91270	11,252
2017	$17.91270	$22.44642	9,899
2018	$22.44642	$22.85065	7,540
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.37617	$12.54970	729,159
2010	$12.54970	$13.95779	645,367
2011	$13.95779	$14.10661	535,353
2012	$14.10661	$15.68599	383,121
2013	$15.68599	$17.64228	276,618
2014	$17.64228	$18.21853	215,042
2015	$18.21853	$16.71488	147,842
2016	$16.71488	$18.81368	142,561
2017	$18.81368	$20.36844	123,278
2018	$20.36844	$19.23935	102,797
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.80112	$13.14766	162,316
2010	$13.14766	$14.53012	159,207
2011	$14.53012	$13.91856	143,035
2012	$13.91856	$15.57380	89,435
2013	$15.57380	$19.61830	49,948
2014	$19.61830	$20.47070	38,730
2015	$20.47070	$19.46904	36,927
2016	$19.46904	$21.55859	32,813
2017	$21.55859	$23.11138	30,013
2018	$23.11138	$20.25302	26,106

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.87381	$11.04100	333,595
2010	$11.04100	$12.11874	277,117
2011	$12.11874	$11.83807	237,390
2012	$11.83807	$13.34940	172,382
2013	$13.34940	$16.90130	130,791
2014	$16.90130	$17.87146	89,772
2015	$17.87146	$16.77003	59,137
2016	$16.77003	$19.21260	50,295
2017	$19.21260	$20.54893	42,501
2018	$20.54893	$18.44384	32,185
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$10.09292	$13.65319	575,128
2010	$13.65319	$14.61016	506,308
2011	$14.61016	$12.88826	453,275
2012	$12.88826	$15.04115	322,679
2013	$15.04115	$18.25768	242,191
2014	$18.25768	$16.01594	198,210
2015	$16.01594	$14.78286	150,800
2016	$14.78286	$15.63974	118,072
2017	$15.63974	$18.01602	85,750
2018	$18.01602	$15.03665	64,787
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.26573	$9.65370	160,660
2010	$9.65370	$10.59626	115,320
2011	$10.59626	$9.72225	106,309
2012	$9.72225	$11.43228	84,725
2013	$11.43228	$15.03502	53,862
2014	$15.03502	$16.76095	42,298
2015	$16.76095	$15.81466	35,707
2016	$15.81466	$17.41926	28,784
2017	$17.41926	$18.89013	22,268
2018	$18.89013	$17.06888	13,717
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.27487	$10.87606	148,557
2010	$10.87606	$13.41997	128,149
2011	$13.41997	$12.40255	111,768
2012	$12.40255	$14.50303	88,862
2013	$14.50303	$19.02504	50,158
2014	$19.02504	$21.32808	39,911
2015	$21.32808	$19.10711	37,533
2016	$19.10711	$21.41336	31,783
2017	$21.41336	$23.47811	28,522
2018	$23.47811	$20.75024	18,572
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.60033	$9.08868	221,142
2010	$9.08868	$10.12364	201,152
2011	$10.12364	$10.39760	171,843
2012	$10.39760	$11.74701	143,631
2013	$11.74701	$15.94606	88,619
2014	$15.94606	$18.31642	58,938
2015	$18.31642	$18.04466	42,908
2016	$18.04466	$19.72431	33,940
2017	$19.72431	$24.15718	23,758
2018	$24.15718	$22.36734	19,130

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.77661	$12.71524	140,339
2010	$12.71524	$15.00704	122,371
2011	$15.00704	$13.86720	98,771
2012	$13.86720	$15.52170	92,509
2013	$15.52170	$21.41884	82,131
2014	$21.41884	$22.86959	67,255
2015	$22.86959	$23.64690	55,206
2016	$23.64690	$23.81349	48,003
2017	$23.81349	$29.86101	39,331
2018	$29.86101	$28.32762	36,423
Invesco V.I. American Value Fund - Series II
2009	$12.28680	$16.87775	440,565
2010	$16.87775	$20.35563	359,531
2011	$20.35563	$20.25966	293,048
2012	$20.25966	$23.41246	218,660
2013	$23.41246	$30.95250	162,452
2014	$30.95250	$33.44902	129,926
2015	$33.44902	$29.92732	112,276
2016	$29.92732	$34.03818	89,559
2017	$34.03818	$36.85403	73,375
2018	$36.85403	$31.69620	67,072
Invesco V.I. Comstock Fund - Series II
2009	$10.44171	$13.23497	1,426,710
2010	$13.23497	$15.11490	1,220,309
2011	$15.11490	$14.60579	1,021,451
2012	$14.60579	$17.14531	746,490
2013	$17.14531	$22.95816	579,967
2014	$22.95816	$24.72437	445,387
2015	$24.72437	$22.89359	354,904
2016	$22.89359	$26.43803	281,629
2017	$26.43803	$30.68528	228,719
2018	$30.68528	$26.54212	188,601
Invesco V.I. Core Equity Fund - Series II
2009	$7.91256	$9.99605	44,333
2010	$9.99605	$10.77978	40,181
2011	$10.77978	$10.60977	39,159
2012	$10.60977	$11.89827	23,407
2013	$11.89827	$15.14327	20,945
2014	$15.14327	$16.12080	17,897
2015	$16.12080	$14.95763	16,941
2016	$14.95763	$16.24457	14,665
2017	$16.24457	$18.10077	9,246
2018	$18.10077	$16.14924	3,543
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.58394	$11.72477	311,712
2010	$11.72477	$12.75448	273,597
2011	$12.75448	$12.58214	206,876
2012	$12.58214	$14.70083	149,052
2013	$14.70083	$18.97582	121,281
2014	$18.97582	$21.07903	105,288
2015	$21.07903	$21.18499	91,812
2016	$21.18499	$23.95256	69,196
2017	$23.95256	$25.61843	60,452
2018	$25.61843	$23.31089	53,716

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.73380	$14.18713	339,381
2010	$14.18713	$15.68908	287,074
2011	$15.68908	$15.28580	283,842
2012	$15.28580	$16.95728	204,049
2013	$16.95728	$20.90411	139,771
2014	$20.90411	$22.44350	115,105
2015	$22.44350	$21.58124	96,295
2016	$21.58124	$24.46412	84,620
2017	$24.46412	$26.75310	77,419
2018	$26.75310	$23.83781	65,712
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$12.55383	127,266
2012	$12.55383	$14.05342	97,661
2013	$14.05342	$16.95901	84,934
2014	$16.95901	$16.82128	67,450
2015	$16.82128	$16.33048	57,860
2016	$16.33048	$17.16885	48,170
2017	$17.16885	$20.77838	41,270
2018	$20.77838	$17.32099	37,856
Invesco V.I. Growth and Income Fund - Series II
2009	$11.74964	$14.39425	719,108
2010	$14.39425	$15.94097	593,027
2011	$15.94097	$15.37987	500,922
2012	$15.37987	$17.35917	362,479
2013	$17.35917	$22.92151	277,198
2014	$22.92151	$24.88055	221,162
2015	$24.88055	$23.74593	189,802
2016	$23.74593	$27.99486	164,137
2017	$27.99486	$31.51427	138,977
2018	$31.51427	$26.87825	112,211
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$19.63125	36,666
2014	$19.63125	$19.68523	32,102
2015	$19.68523	$18.77637	24,640
2016	$18.77637	$20.54206	21,073
2017	$20.54206	$21.51908	19,602
2018	$21.51908	$20.47545	15,095
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$8.27923	200,401
2012	$8.27923	$9.41883	195,048
2013	$9.41883	$11.03759	171,400
2014	$11.03759	$10.90499	26,907
2015	$10.90499	$10.48274	34,678
2016	$10.48274	$10.27579	27,637
2017	$10.27579	$12.44909	24,410
2018	$12.44909	$10.41944	12,797

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.53665	$12.22407	58,380
2010	$12.22407	$13.72902	53,132
2011	$13.72902	$12.67079	44,645
2012	$12.67079	$13.83511	21,254
2013	$13.83511	$17.54394	16,562
2014	$17.54394	$18.03972	9,157
2015	$18.03972	$17.04475	6,037
2016	$17.04475	$19.04015	5,486
2017	$19.04015	$21.54965	4,669
2018	$21.54965	$18.80323	4,075
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$10.09540	$15.58290	70,514
2010	$15.58290	$19.57730	54,925
2011	$19.57730	$17.51633	48,586
2012	$17.51633	$19.30011	32,738
2013	$19.30011	$26.02462	26,423
2014	$26.02462	$27.66484	16,486
2015	$27.66484	$27.59245	14,329
2016	$27.59245	$27.39337	11,283
2017	$27.39337	$33.02891	6,985
2018	$33.02891	$30.68606	6,734
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.92333	$12.34822	1,011,779
2010	$12.34822	$13.96687	900,102
2011	$13.96687	$13.99859	620,524
2012	$13.99859	$15.96145	493,120
2013	$15.96145	$20.72743	350,780
2014	$20.72743	$23.11060	267,212
2015	$23.11060	$22.98968	261,045
2016	$22.98968	$25.23524	174,628
2017	$25.23524	$30.14311	159,858
2018	$30.14311	$28.24470	147,469
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.79147	$11.36256	148,519
2010	$11.36256	$11.99500	127,880
2011	$11.99500	$11.43857	105,881
2012	$11.43857	$13.28407	73,457
2013	$13.28407	$17.47554	55,614
2014	$17.47554	$18.35166	46,242
2015	$18.35166	$16.18466	37,402
2016	$16.18466	$18.83974	29,943
2017	$18.83974	$21.80180	23,441
2018	$21.80180	$17.35559	20,220
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$13.12385	$16.85562	109,210
2010	$16.85562	$18.25905	88,226
2011	$18.25905	$19.26496	64,103
2012	$19.26496	$22.41515	41,952
2013	$22.41515	$20.18856	37,494
2014	$20.18856	$20.50413	29,106
2015	$20.50413	$20.00175	26,757
2016	$20.00175	$21.83352	19,110
2017	$21.83352	$23.61891	13,639
2018	$23.61891	$21.67074	9,693

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$19.16230	$32.17826	142,501
2010	$32.17826	$37.78156	115,955
2011	$37.78156	$30.49355	106,196
2012	$30.49355	$36.07100	83,613
2013	$36.07100	$35.21346	68,534
2014	$35.21346	$33.17590	46,571
2015	$33.17590	$29.24126	41,105
2016	$29.24126	$30.77644	35,106
2017	$30.77644	$41.03409	31,741
2018	$41.03409	$33.40854	19,425
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.74145	$17.57429	497,576
2010	$17.57429	$19.78447	418,112
2011	$19.78447	$21.29715	369,041
2012	$21.29715	$24.29922	288,301
2013	$24.29922	$28.70172	194,680
2014	$28.70172	$29.60933	139,847
2015	$29.60933	$31.04007	112,219
2016	$31.04007	$32.30139	90,995
2017	$32.30139	$40.09742	73,152
2018	$40.09742	$38.87809	57,340
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$31.01754	16,255
2015	$31.01754	$26.36602	9,285
2016	$26.36602	$29.92231	7,718
2017	$29.92231	$33.24315	3,960
2018	$33.24315	$30.22396	3,761
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$17.42478	114,273
2014	$17.42478	$17.54333	98,698
2015	$17.54333	$16.18625	82,146
2016	$16.18625	$16.85579	72,956
2017	$16.85579	$19.29570	55,329
2018	$19.29570	$17.77957	50,251
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.71298	$14.20348	117,702
2010	$14.20348	$17.19052	99,028
2011	$17.19052	$16.45324	77,957
2012	$16.45324	$18.52281	68,667
2013	$18.52281	$27.00970	63,435
2014	$27.00970	$28.28464	31,389
2015	$28.28464	$31.26126	23,677
2016	$31.26126	$30.26591	19,229
2017	$30.26591	$42.67088	16,385
2018	$42.67088	$45.19179	14,152

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$12.46411	$19.36135	207,754
2010	$19.36135	$25.27915	163,878
2011	$25.27915	$23.16322	126,912
2012	$23.16322	$24.80466	96,494
2013	$24.80466	$33.66268	72,600
2014	$33.66268	$33.84012	49,885
2015	$33.84012	$31.40272	40,270
2016	$31.40272	$28.25770	34,436
2017	$28.25770	$38.66160	29,796
2018	$38.66160	$42.17793	23,499
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$13.42810	$17.03156	246,512
2010	$17.03156	$21.77618	199,546
2011	$21.77618	$22.71292	171,972
2012	$22.71292	$25.92149	130,073
2013	$25.92149	$26.03539	112,478
2014	$26.03539	$33.26223	65,108
2015	$33.26223	$33.46432	47,455
2016	$33.46432	$35.19677	37,548
2017	$35.19677	$35.74140	30,126
2018	$35.74140	$32.46700	25,270
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.59375	$12.78853	1,790,282
2010	$12.78853	$13.76112	1,572,045
2011	$13.76112	$14.22419	1,319,372
2012	$14.22419	$15.98108	1,060,499
2013	$15.98108	$15.90299	840,679
2014	$15.90299	$16.85924	608,724
2015	$16.85924	$16.27162	469,419
2016	$16.27162	$17.13610	362,258
2017	$17.13610	$18.00857	299,911
2018	$18.00857	$17.00928	247,896
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$9.42474	$15.89469	310,698
2010	$15.89469	$19.99325	279,782
2011	$19.99325	$18.36120	250,814
2012	$18.36120	$20.31565	195,345
2013	$20.31565	$30.15518	164,580
2014	$30.15518	$31.38654	106,144
2015	$31.38654	$33.56476	93,990
2016	$33.56476	$31.92490	76,715
2017	$31.92490	$46.95881	58,016
2018	$46.95881	$52.37363	49,935
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.41059	$8.96135	76,870
2010	$8.96135	$10.99079	85,668
2011	$10.99079	$10.03084	121,676
2012	$10.03084	$10.40847	99,352
2013	$10.40847	$8.76231	81,838
2014	$8.76231	$7.03871	34,884
2015	$7.03871	$5.16484	28,265
2016	$5.16484	$5.85663	25,198
2017	$5.85663	$5.89974	22,766
2018	$5.89974	$4.99629	18,208

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.43403	$12.14873	20,723
2010	$12.14873	$13.43750	21,287
2011	$13.43750	$14.08953	18,978
2012	$14.08953	$16.37616	16,314
2013	$16.37616	$15.02651	12,651
2014	$15.02651	$15.04118	8,676
2015	$15.04118	$14.49971	7,623
2016	$14.49971	$16.20217	7,030
2017	$16.20217	$17.55552	6,306
2018	$17.55552	$16.49199	5,767
PIMCO Real Return Portfolio - Advisor Shares
2009	$10.15069	$11.85094	203,245
2010	$11.85094	$12.63452	181,438
2011	$12.63452	$13.91436	152,768
2012	$13.91436	$14.92174	158,204
2013	$14.92174	$13.35815	82,265
2014	$13.35815	$13.57992	55,058
2015	$13.57992	$13.02910	48,941
2016	$13.02910	$13.51623	43,432
2017	$13.51623	$13.81632	66,851
2018	$13.81632	$13.32290	54,350
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.44979	$12.87975	652,330
2010	$12.87975	$13.73218	598,564
2011	$13.73218	$14.03093	540,321
2012	$14.03093	$15.16410	478,520
2013	$15.16410	$14.66030	340,323
2014	$14.66030	$15.07528	201,731
2015	$15.07528	$14.93262	184,169
2016	$14.93262	$15.12004	168,188
2017	$15.12004	$15.64380	131,369
2018	$15.64380	$15.34369	104,548
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$8.19061	321,699
2010	$8.19061	$9.10424	293,986
2011	$9.10424	$9.15973	267,769
2012	$9.15973	$10.78668	238,521
2013	$10.78668	$14.09905	195,644
2014	$14.09905	$15.67917	60,047
2015	$15.67917	$15.00598	48,417
2016	$15.00598	$16.83401	40,200
2017	$16.83401	$19.73734	45,470
2018	$19.73734	$17.82798	32,030
Putnam VT George Putnam Balanced Fund - Class IB
2009	$8.01127	$9.93444	65,216
2010	$9.93444	$10.86794	58,715
2011	$10.86794	$11.02514	56,562
2012	$11.02514	$12.24670	46,089
2013	$12.24670	$14.27619	34,915
2014	$14.27619	$15.59674	37,237
2015	$15.59674	$15.22151	33,034
2016	$15.22151	$16.22929	28,592
2017	$16.22929	$18.43763	22,326
2018	$18.43763	$17.62709	17,807

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05812	65,143
2017	$10.05812	$12.99729	63,277
2018	$12.99729	$13.13430	48,605
Putnam VT International Equity Fund - Class IB
2009	$12.02530	$14.79423	172,893
2010	$14.79423	$16.06765	135,957
2011	$16.06765	$13.17481	103,342
2012	$13.17481	$15.85456	67,143
2013	$15.85456	$20.04321	54,001
2014	$20.04321	$18.44369	37,560
2015	$18.44369	$18.23128	31,232
2016	$18.23128	$17.55522	27,101
2017	$17.55522	$21.93599	23,854
2018	$21.93599	$17.51338	18,635
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.14011	$11.80321	2,256
2010	$11.80321	$13.27278	2,240
2011	$13.27278	$13.10752	2,481
2012	$13.10752	$15.11550	2,212
2013	$15.11550	$20.16134	0
2014	$20.16134	$22.67015	0
2015	$22.67015	$21.89048	0
2016	$21.89048	$24.21309	0
2017	$24.21309	$29.36544	0
2018	$29.36544	$26.77243	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administration expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit
Option (age 71-79)
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.27138	$10.91362	12,376
2010	$10.91362	$12.04103	11,728
2011	$12.04103	$12.49285	5,973
2012	$12.49285	$14.32571	5,447
2013	$14.32571	$18.85932	2,373
2014	$18.85932	$20.16005	2,106
2015	$20.16005	$19.99988	1,892
2016	$19.99988	$21.72883	1,646
2017	$21.72883	$25.20982	0
2018	$25.20982	$23.21680	0
AB VPS Growth Portfolio - Class B
2009	$9.06668	$11.78296	5,803
2010	$11.78296	$13.23034	4,467
2011	$13.23034	$13.06655	4,037
2012	$13.06655	$14.51518	0
2013	$14.51518	$18.98567	0
2014	$18.98567	$20.97730	0
2015	$20.97730	$22.32745	0
2016	$22.32745	$22.02589	0
2017	$22.02589	$28.90489	0
2018	$28.90489	$29.33808	0
AB VPS International Value Portfolio - Class B
2009	$7.37635	$9.69366	16,226
2010	$9.69366	$9.88920	17,324
2011	$9.88920	$7.79261	20,046
2012	$7.79261	$8.70342	4,541
2013	$8.70342	$10.44783	4,351
2014	$10.44783	$9.55874	3,135
2015	$9.55874	$9.57389	2,987
2016	$9.57389	$9.29004	3,243
2017	$9.29004	$11.36884	2,989
2018	$11.36884	$8.56481	3,443
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.65693	$11.60926	11,026
2010	$11.60926	$12.47158	9,603
2011	$12.47158	$11.79976	5,377
2012	$11.79976	$13.40148	43
2013	$13.40148	$17.95803	40
2014	$17.95803	$19.99575	37
2015	$19.99575	$21.68091	34
2016	$21.68091	$21.70671	31
2017	$21.70671	$27.96095	29
2018	$27.96095	$27.98421	26

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.48059	$16.01925	2,222
2010	$16.01925	$19.83502	1,769
2011	$19.83502	$17.72856	908
2012	$17.72856	$20.54190	639
2013	$20.54190	$27.65408	639
2014	$27.65408	$29.46821	0
2015	$29.46821	$27.18157	0
2016	$27.18157	$33.17986	0
2017	$33.17986	$36.62970	0
2018	$36.62970	$30.34771	0
AB VPS Value Portfolio - Class B
2009	$6.84358	$8.10184	0
2010	$8.10184	$8.82952	0
2011	$8.82952	$8.31036	0
2012	$8.31036	$9.39112	0
2013	$9.39112	$12.53744	0
2014	$12.53744	$13.58407	0
2015	$13.58407	$12.33389	0
2016	$12.33389	$13.42656	0
2017	$13.42656	$14.88078	0
2018	$14.88078	$12.32110	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.30132	$10.99937	8,133
2010	$10.99937	$12.57979	3,549
2011	$12.57979	$11.96226	3,089
2012	$11.96226	$13.58813	1,086
2013	$13.58813	$17.40459	796
2014	$17.40459	$19.00747	776
2015	$19.00747	$18.66842	747
2016	$18.66842	$19.67229	737
2017	$19.67229	$23.39929	713
2018	$23.39929	$21.36735	689
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.49503	$10.31390	18,960
2010	$10.31390	$10.09539	5,453
2011	$10.09539	$9.87589	5,278
2012	$9.87589	$9.66000	2,725
2013	$9.66000	$9.44939	2,477
2014	$9.44939	$9.24337	2,431
2015	$9.24337	$9.04185	2,236
2016	$9.04185	$8.84559	3,814
2017	$8.84559	$8.69005	2,606
2018	$8.69005	$8.61870	2,943
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.58046	$9.41749	6,626
2010	$9.41749	$10.55144	6,679
2011	$10.55144	$10.46109	6,437
2012	$10.46109	$12.09849	1,674
2013	$12.09849	$15.76828	1,345
2014	$15.76828	$17.00037	1,253
2015	$17.00037	$16.20592	1,253
2016	$16.20592	$18.35805	1,175
2017	$18.35805	$20.94241	757
2018	$20.94241	$18.60100	751

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.32030	$11.67541	459
2010	$11.67541	$12.98123	449
2011	$12.98123	$13.16948	427
2012	$13.16948	$14.67999	429
2013	$14.67999	$15.17671	482
2014	$15.17671	$14.97858	506
2015	$14.97858	$14.08415	510
2016	$14.08415	$15.72863	486
2017	$15.72863	$16.45051	515
2018	$16.45051	$15.50693	488
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.83614	$12.07833	2,487
2010	$12.07833	$15.18955	196
2011	$15.18955	$13.24500	176
2012	$13.24500	$14.84077	157
2013	$14.84077	$19.72277	0
2014	$19.72277	$20.45438	0
2015	$20.45438	$19.68054	0
2016	$19.68054	$21.54604	0
2017	$21.54604	$25.40658	0
2018	$25.40658	$21.17928	0
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.08686	$10.51753	5,010
2010	$10.51753	$11.95336	4,872
2011	$11.95336	$11.13047	4,980
2012	$11.13047	$11.89461	0
2013	$11.89461	$15.99508	0
2014	$15.99508	$16.59997	0
2015	$16.59997	$16.94526	0
2016	$16.94526	$16.09644	0
2017	$16.09644	$19.98900	0
2018	$19.98900	$20.16474	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.98362	$11.91475	3,077
2010	$11.91475	$13.13088	2,990
2011	$13.13088	$13.15017	2,778
2012	$13.15017	$14.48884	1,313
2013	$14.48884	$16.14732	694
2014	$16.14732	$16.52271	609
2015	$16.52271	$15.02075	527
2016	$15.02075	$16.75318	442
2017	$16.75318	$17.97440	72
2018	$17.97440	$16.82434	65
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.44369	$12.59676	1,348
2010	$12.59676	$13.79449	1,262
2011	$13.79449	$13.09362	1,169
2012	$13.09362	$14.51689	0
2013	$14.51689	$18.12032	0
2014	$18.12032	$18.73523	0
2015	$18.73523	$17.65597	0
2016	$17.65597	$19.37317	0
2017	$19.37317	$20.58161	0
2018	$20.58161	$17.87278	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.50219	$10.48220	2,974
2010	$10.48220	$11.40058	2,980
2011	$11.40058	$11.03519	2,826
2012	$11.03519	$12.33033	832
2013	$12.33033	$15.46886	586
2014	$15.46886	$16.20767	568
2015	$16.20767	$15.07007	571
2016	$15.07007	$17.10809	534
2017	$17.10809	$18.13333	548
2018	$18.13333	$16.12833	542
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.67029	$12.96223	3,304
2010	$12.96223	$13.74443	2,228
2011	$13.74443	$12.01412	2,371
2012	$12.01412	$13.89290	1,906
2013	$13.89290	$16.71025	1,459
2014	$16.71025	$14.52474	1,703
2015	$14.52474	$13.28412	1,746
2016	$13.28412	$13.92635	1,753
2017	$13.92635	$15.89792	1,476
2018	$15.89792	$13.14864	1,583
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$7.99212	$9.24905	573
2010	$9.24905	$10.05961	579
2011	$10.05961	$9.14584	615
2012	$9.14584	$10.65622	591
2013	$10.65622	$13.88671	529
2014	$13.88671	$15.33970	489
2015	$15.33970	$14.34165	498
2016	$14.34165	$15.65319	488
2017	$15.65319	$16.82215	504
2018	$16.82215	$15.06264	502
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.00095	$10.42016	0
2010	$10.42016	$12.74040	0
2011	$12.74040	$11.66731	0
2012	$11.66731	$13.51860	0
2013	$13.51860	$17.57211	0
2014	$17.57211	$19.51970	0
2015	$19.51970	$17.32748	0
2016	$17.32748	$19.24242	0
2017	$19.24242	$20.90796	0
2018	$20.90796	$18.31136	0
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.34868	$8.70762	7,054
2010	$8.70762	$9.61086	7,071
2011	$9.61086	$9.78115	6,625
2012	$9.78115	$10.94959	959
2013	$10.94959	$14.72820	830
2014	$14.72820	$16.76333	746
2015	$16.76333	$16.36404	725
2016	$16.36404	$17.72466	719
2017	$17.72466	$21.51281	657
2018	$21.51281	$19.73853	639

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.38305	$11.96177	1,813
2010	$11.96177	$13.98922	0
2011	$13.98922	$12.80903	0
2012	$12.80903	$14.20628	0
2013	$14.20628	$19.42505	0
2014	$19.42505	$20.55166	0
2015	$20.55166	$21.05641	0
2016	$21.05641	$21.01197	0
2017	$21.01197	$26.11100	0
2018	$26.11100	$24.54586	0
Invesco V.I. American Value Fund - Series II
2009	$11.66517	$15.87779	9,150
2010	$15.87779	$18.97524	8,826
2011	$18.97524	$18.71390	5,125
2012	$18.71390	$21.42853	2,565
2013	$21.42853	$28.07158	2,455
2014	$28.07158	$30.05916	1,686
2015	$30.05916	$26.64900	1,107
2016	$26.64900	$30.03394	1,061
2017	$30.03394	$32.22586	1,090
2018	$32.22586	$27.46472	1,131
Invesco V.I. Comstock Fund - Series II
2009	$9.91337	$12.45075	21,619
2010	$12.45075	$14.08978	18,655
2011	$14.08978	$13.49127	9,842
2012	$13.49127	$15.69232	5,392
2013	$15.69232	$20.82114	5,079
2014	$20.82114	$22.21850	4,078
2015	$22.21850	$20.38560	3,302
2016	$20.38560	$23.32771	3,277
2017	$23.32771	$26.83164	2,201
2018	$26.83164	$22.99861	2,211
Invesco V.I. Core Equity Fund - Series II
2009	$7.72079	$9.66486	8,483
2010	$9.66486	$10.32767	8,437
2011	$10.32767	$10.07229	405
2012	$10.07229	$11.19229	388
2013	$11.19229	$14.11495	366
2014	$14.11495	$14.88910	325
2015	$14.88910	$13.68880	301
2016	$13.68880	$14.73143	277
2017	$14.73143	$16.26699	0
2018	$16.26699	$14.38172	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.09899	$11.02999	8,360
2010	$11.02999	$11.88940	7,909
2011	$11.88940	$11.62202	4,437
2012	$11.62202	$13.45496	3,476
2013	$13.45496	$17.20943	3,158
2014	$17.20943	$18.94261	2,111
2015	$18.94261	$18.86424	1,896
2016	$18.86424	$21.13480	1,650
2017	$21.13480	$22.40122	0
2018	$22.40122	$20.19888	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.14016	$13.34662	768
2010	$13.34662	$14.62512	763
2011	$14.62512	$14.11955	758
2012	$14.11955	$15.52038	753
2013	$15.52038	$18.95843	749
2014	$18.95843	$20.16898	745
2015	$20.16898	$19.21723	742
2016	$19.21723	$21.58631	886
2017	$21.58631	$23.39355	883
2018	$23.39355	$20.65561	880
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.59585	1,673
2012	$11.59585	$12.86239	1,416
2013	$12.86239	$15.38032	1,154
2014	$15.38032	$15.11628	1,066
2015	$15.11628	$14.54137	1,015
2016	$14.54137	$15.14889	963
2017	$15.14889	$18.16881	382
2018	$18.16881	$15.00841	379
Invesco V.I. Growth and Income Fund - Series II
2009	$11.15516	$13.54138	6,001
2010	$13.54138	$14.85983	5,552
2011	$14.85983	$14.20631	4,995
2012	$14.20631	$15.88804	4,302
2013	$15.88804	$20.78788	3,864
2014	$20.78788	$22.35883	2,757
2015	$22.35883	$21.14459	1,173
2016	$21.14459	$24.70145	790
2017	$24.70145	$27.55656	792
2018	$27.55656	$23.28991	788
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$17.80433	0
2014	$17.80433	$17.69054	0
2015	$17.69054	$16.71990	0
2016	$16.71990	$18.12594	0
2017	$18.12594	$18.81712	0
2018	$18.81712	$17.74249	0
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$7.85971	10,076
2012	$7.85971	$8.85989	0
2013	$8.85989	$10.28798	0
2014	$10.28798	$10.07168	0
2015	$10.07168	$9.59336	0
2016	$9.59336	$9.31847	0
2017	$9.31847	$11.18771	0
2018	$11.18771	$9.27889	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.13730	$11.60539	0
2010	$11.60539	$12.91544	0
2011	$12.91544	$11.81143	0
2012	$11.81143	$12.77891	0
2013	$12.77891	$16.05697	0
2014	$16.05697	$16.36015	0
2015	$16.36015	$15.31684	0
2016	$15.31684	$16.95441	0
2017	$16.95441	$19.01631	0
2018	$19.01631	$16.44249	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.58453	$14.65954	0
2010	$14.65954	$18.24956	0
2011	$18.24956	$16.17968	0
2012	$16.17968	$17.66440	0
2013	$17.66440	$23.60201	0
2014	$23.60201	$24.86072	0
2015	$24.86072	$24.56956	0
2016	$24.56956	$24.17047	0
2017	$24.17047	$28.88075	0
2018	$28.88075	$26.58911	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.42125	$11.61658	26,320
2010	$11.61658	$13.01967	26,155
2011	$13.01967	$12.93050	8,009
2012	$12.93050	$14.60890	1,548
2013	$14.60890	$18.79819	1,298
2014	$18.79819	$20.76849	1,216
2015	$20.76849	$20.47145	1,179
2016	$20.47145	$22.26680	915
2017	$22.26680	$26.35804	858
2018	$26.35804	$24.47438	824
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.39709	$10.68905	213
2010	$10.68905	$11.18119	227
2011	$11.18119	$10.56546	232
2012	$10.56546	$12.15799	0
2013	$12.15799	$15.84846	0
2014	$15.84846	$16.49124	0
2015	$16.49124	$14.41125	0
2016	$14.41125	$16.62288	0
2017	$16.62288	$19.06330	0
2018	$19.06330	$15.03806	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.45997	$15.85717	0
2010	$15.85717	$17.02095	0
2011	$17.02095	$17.79537	0
2012	$17.79537	$20.51609	0
2013	$20.51609	$18.30956	0
2014	$18.30956	$18.42619	0
2015	$18.42619	$17.81078	0
2016	$17.81078	$19.26519	0
2017	$19.26519	$20.65298	0
2018	$20.65298	$18.77788	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.19295	$30.27213	830
2010	$30.27213	$35.22001	729
2011	$35.22001	$28.16719	757
2012	$28.16719	$33.01470	720
2013	$33.01470	$31.93584	705
2014	$31.93584	$29.81346	132
2015	$29.81346	$26.03774	137
2016	$26.03774	$27.15566	127
2017	$27.15566	$35.88099	11
2018	$35.88099	$28.94837	10
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.04630	$16.53319	6,919
2010	$16.53319	$18.44291	4,966
2011	$18.44291	$19.67242	3,004
2012	$19.67242	$22.24040	2,545
2013	$22.24040	$26.03059	2,453
2014	$26.03059	$26.60894	2,342
2015	$26.60894	$27.64041	946
2016	$27.64041	$28.50216	944
2017	$28.50216	$35.06286	946
2018	$35.06286	$33.68871	943
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$27.87467	0
2015	$27.87467	$23.47823	0
2016	$23.47823	$26.40291	0
2017	$26.40291	$29.06915	0
2018	$29.06915	$26.18973	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$15.80293	1,444
2014	$15.80293	$15.76537	591
2015	$15.76537	$14.41315	518
2016	$14.41315	$14.87290	429
2017	$14.87290	$16.87255	0
2018	$16.87255	$15.40605	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.27202	$13.36179	1,640
2010	$13.36179	$16.02460	1,636
2011	$16.02460	$15.19777	1,130
2012	$15.19777	$16.95305	1,130
2013	$16.95305	$24.49559	1,129
2014	$24.49559	$25.41801	1,064
2015	$25.41801	$27.83687	238
2016	$27.83687	$26.70553	238
2017	$26.70553	$37.31268	238
2018	$37.31268	$39.15921	238

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$11.83346	$18.21421	8,474
2010	$18.21421	$23.56492	7,296
2011	$23.56492	$21.39592	7,422
2012	$21.39592	$22.70266	392
2013	$22.70266	$30.52939	327
2014	$30.52939	$30.41043	324
2015	$30.41043	$27.96260	328
2016	$27.96260	$24.93327	320
2017	$24.93327	$33.80639	209
2018	$33.80639	$36.54714	209
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$12.74845	$16.02189	1,695
2010	$16.02189	$20.29884	1,284
2011	$20.29884	$20.97947	1,252
2012	$20.97947	$23.72443	1,081
2013	$23.72443	$23.61138	961
2014	$23.61138	$29.89067	880
2015	$29.89067	$29.79812	286
2016	$29.79812	$31.05611	278
2017	$31.05611	$31.25281	171
2018	$31.25281	$28.13250	170
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.05782	$12.03096	17,766
2010	$12.03096	$12.82796	15,605
2011	$12.82796	$13.13909	14,082
2012	$13.13909	$14.62710	8,708
2013	$14.62710	$14.42290	8,321
2014	$14.42290	$15.15079	8,090
2015	$15.15079	$14.48937	7,857
2016	$14.48937	$15.12046	7,785
2017	$15.12046	$15.74725	7,343
2018	$15.74725	$14.73881	7,042
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$8.94777	$14.95284	10,337
2010	$14.95284	$18.63731	8,454
2011	$18.63731	$16.96017	7,847
2012	$16.96017	$18.59396	6,836
2013	$18.59396	$27.34828	4,126
2014	$27.34828	$28.20551	2,845
2015	$28.20551	$29.88795	2,485
2016	$29.88795	$28.16926	2,230
2017	$28.16926	$41.06210	782
2018	$41.06210	$45.38228	782
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.25515	$8.66439	971
2010	$8.66439	$10.52982	970
2011	$10.52982	$9.52272	1,019
2012	$9.52272	$9.79094	905
2013	$9.79094	$8.16726	923
2014	$8.16726	$6.50083	1,119
2015	$6.50083	$4.72655	1,269
2016	$4.72655	$5.31091	1,181
2017	$5.31091	$5.30180	40
2018	$5.30180	$4.44925	36

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.20556	$11.74652	0
2010	$11.74652	$12.87423	0
2011	$12.87423	$13.37620	0
2012	$13.37620	$15.40502	0
2013	$15.40502	$14.00647	0
2014	$14.00647	$13.89228	0
2015	$13.89228	$13.27001	0
2016	$13.27001	$14.69332	0
2017	$14.69332	$15.77734	0
2018	$15.77734	$14.68735	0
PIMCO Real Return Portfolio - Advisor Shares
2009	$9.90487	$11.45860	4,137
2010	$11.45860	$12.10489	806
2011	$12.10489	$13.20993	729
2012	$13.20993	$14.03687	667
2013	$14.03687	$12.45138	639
2014	$12.45138	$12.54269	612
2015	$12.54269	$11.92416	566
2016	$11.92416	$12.25751	537
2017	$12.25751	$12.41683	257
2018	$12.41683	$11.86502	232
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.17258	$12.45339	15,405
2010	$12.45339	$13.15661	14,701
2011	$13.15661	$13.32062	14,031
2012	$13.32062	$14.26484	3,274
2013	$14.26484	$13.66517	733
2014	$13.66517	$13.92387	705
2015	$13.92387	$13.66635	649
2016	$13.66635	$13.71208	616
2017	$13.71208	$14.05933	154
2018	$14.05933	$13.66483	139
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.84715	5,922
2010	$7.84715	$8.64302	5,941
2011	$8.64302	$8.61657	5,683
2012	$8.61657	$10.05435	1,045
2013	$10.05435	$13.02211	940
2014	$13.02211	$14.34951	871
2015	$14.34951	$13.60817	873
2016	$13.60817	$15.12714	842
2017	$15.12714	$17.57650	804
2018	$17.57650	$15.73242	801
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.60586	$9.34576	0
2010	$9.34576	$10.13081	0
2011	$10.13081	$10.18386	0
2012	$10.18386	$11.20883	0
2013	$11.20883	$12.94724	0
2014	$12.94724	$14.01593	0
2015	$14.01593	$13.55400	0
2016	$13.55400	$14.32003	0
2017	$14.32003	$16.12216	5,780
2018	$16.12216	$15.27387	5,275

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04756	0
2017	$10.04756	$12.86684	0
2018	$12.86684	$12.88475	0
Putnam VT International Equity Fund - Class IB
2009	$11.41687	$13.91757	1,731
2010	$13.91757	$14.97789	970
2011	$14.97789	$12.16931	918
2012	$12.16931	$14.51075	717
2013	$14.51075	$18.17729	717
2014	$18.17729	$16.57410	0
2015	$16.57410	$16.23381	0
2016	$16.23381	$15.48965	0
2017	$15.48965	$19.18082	0
2018	$19.18082	$15.17492	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.67759	$11.10376	0
2010	$11.10376	$12.37252	0
2011	$12.37252	$12.10730	0
2012	$12.10730	$13.83449	0
2013	$13.83449	$18.28461	0
2014	$18.28461	$20.37247	0
2015	$20.37247	$19.49244	0
2016	$19.49244	$21.36466	0
2017	$21.36466	$25.67775	0
2018	$25.67775	$23.19839	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administration expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.54329	$11.29115	103,086
2010	$11.29115	$12.52119	86,534
2011	$12.52119	$13.05728	68,395
2012	$13.05728	$15.04965	58,729
2013	$15.04965	$19.91356	38,007
2014	$19.91356	$21.39581	30,112
2015	$21.39581	$21.33431	21,283
2016	$21.33431	$23.29675	21,031
2017	$23.29675	$27.16437	18,510
2018	$27.16437	$25.14269	17,242
AB VPS Growth Portfolio - Class B
2009	$9.33262	$12.19055	182,344
2010	$12.19055	$13.75789	133,260
2011	$13.75789	$13.65687	111,522
2012	$13.65687	$15.24865	90,461
2013	$15.24865	$20.04693	65,115
2014	$20.04693	$22.26307	57,150
2015	$22.26307	$23.81707	48,291
2016	$23.81707	$23.61517	43,641
2017	$23.61517	$31.14578	35,772
2018	$31.14578	$31.77159	29,192
AB VPS International Value Portfolio - Class B
2009	$7.51592	$9.92759	455,435
2010	$9.92759	$10.17957	390,099
2011	$10.17957	$8.06241	345,808
2012	$8.06241	$9.05089	296,820
2013	$9.05089	$10.92044	242,388
2014	$10.92044	$10.04224	225,542
2015	$10.04224	$10.10959	184,476
2016	$10.10959	$9.85987	172,940
2017	$9.85987	$12.12664	118,101
2018	$12.12664	$9.18170	101,999
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.91082	$12.01080	14,295
2010	$12.01080	$12.96885	7,561
2011	$12.96885	$12.33285	7,435
2012	$12.33285	$14.07869	9,994
2013	$14.07869	$18.96185	7,471
2014	$18.96185	$21.22137	3,164
2015	$21.22137	$23.12741	2,276
2016	$23.12741	$23.27295	2,212
2017	$23.27295	$30.12865	1,901
2018	$30.12865	$30.30541	1,884

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.81726	$16.57333	194,269
2010	$16.57333	$20.62585	143,862
2011	$20.62585	$18.52952	103,942
2012	$18.52952	$21.57996	74,466
2013	$21.57996	$29.19993	59,846
2014	$29.19993	$31.27456	45,423
2015	$31.27456	$28.99529	35,720
2016	$28.99529	$35.57418	30,364
2017	$35.57418	$39.46982	27,644
2018	$39.46982	$32.86537	23,178
AB VPS Value Portfolio - Class B
2009	$6.97306	$8.29735	55,919
2010	$8.29735	$9.08876	48,769
2011	$9.08876	$8.59801	33,726
2012	$8.59801	$9.76596	32,396
2013	$9.76596	$13.10445	21,888
2014	$13.10445	$14.27098	16,642
2015	$14.27098	$13.02386	13,909
2016	$13.02386	$14.24991	12,953
2017	$14.24991	$15.87247	8,461
2018	$15.87247	$13.20836	5,623
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.45836	$11.26475	684,175
2010	$11.26475	$12.94908	489,383
2011	$12.94908	$12.37623	376,737
2012	$12.37623	$14.13039	286,081
2013	$14.13039	$18.19159	232,862
2014	$18.19159	$19.96849	176,399
2015	$19.96849	$19.71257	137,943
2016	$19.71257	$20.87847	119,817
2017	$20.87847	$24.95843	94,268
2018	$24.95843	$22.90579	76,547
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.63922	$10.50906	307,616
2010	$10.50906	$10.33900	239,805
2011	$10.33900	$10.16577	117,660
2012	$10.16577	$9.99451	97,223
2013	$9.99451	$9.82658	79,730
2014	$9.82658	$9.66148	58,601
2015	$9.66148	$9.49916	36,411
2016	$9.49916	$9.34035	159,622
2017	$9.34035	$9.22212	157,820
2018	$9.22212	$9.19240	218,732
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.72389	$9.64475	230,339
2010	$9.64475	$10.86124	172,953
2011	$10.86124	$10.82317	119,785
2012	$10.82317	$12.58136	98,239
2013	$12.58136	$16.48136	72,942
2014	$16.48136	$17.85999	60,646
2015	$17.85999	$17.11243	50,858
2016	$17.11243	$19.48374	42,717
2017	$19.48374	$22.33797	29,116
2018	$22.33797	$19.94037	26,030

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.47764	$11.95692	112,768
2010	$11.95692	$13.36214	83,389
2011	$13.36214	$13.62500	73,963
2012	$13.62500	$15.26556	63,548
2013	$15.26556	$15.86275	56,517
2014	$15.86275	$15.73570	42,504
2015	$15.73570	$14.87171	32,629
2016	$14.87171	$16.69278	25,036
2017	$16.69278	$17.54643	21,181
2018	$17.54643	$16.62319	19,951
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$9.00330	$12.36970	158,160
2010	$12.36970	$15.63538	119,897
2011	$15.63538	$13.70336	87,649
2012	$13.70336	$15.43302	62,588
2013	$15.43302	$20.61459	48,743
2014	$20.61459	$21.48859	43,500
2015	$21.48859	$20.78133	36,520
2016	$20.78133	$22.86714	32,417
2017	$22.86714	$27.09951	24,833
2018	$27.09951	$22.70424	20,122
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.23986	$10.77129	112,939
2010	$10.77129	$12.30429	93,989
2011	$12.30429	$11.51571	69,408
2012	$11.51571	$12.36937	57,440
2013	$12.36937	$16.71847	41,472
2014	$16.71847	$17.43942	37,158
2015	$17.43942	$17.89318	28,302
2016	$17.89318	$17.08355	27,476
2017	$17.08355	$21.32111	17,326
2018	$21.32111	$21.61676	13,273
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.20009	$12.26417	762,025
2010	$12.26417	$13.58499	569,805
2011	$13.58499	$13.67434	418,754
2012	$13.67434	$15.14355	317,875
2013	$15.14355	$16.96321	278,082
2014	$16.96321	$17.44629	223,691
2015	$17.44629	$15.94148	178,035
2016	$15.94148	$17.87070	151,313
2017	$17.87070	$19.26950	113,916
2018	$19.26950	$18.12730	90,910
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.64120	$12.90055	70,890
2010	$12.90055	$14.19931	53,473
2011	$14.19931	$13.54665	37,875
2012	$13.54665	$15.09611	29,528
2013	$15.09611	$18.93957	21,548
2014	$18.93957	$19.68238	15,909
2015	$19.68238	$18.64341	13,273
2016	$18.64341	$20.56093	13,069
2017	$20.56093	$21.95296	11,452
2018	$21.95296	$19.15958	7,798

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.70710	$10.78969	277,165
2010	$10.78969	$11.79495	214,576
2011	$11.79495	$11.47517	137,727
2012	$11.47517	$12.88764	118,000
2013	$12.88764	$16.25062	96,679
2014	$16.25062	$17.11381	78,200
2015	$17.11381	$15.99398	54,206
2016	$15.99398	$18.24949	47,303
2017	$18.24949	$19.44009	39,380
2018	$19.44009	$17.37759	32,390
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.90334	$13.34244	349,030
2010	$13.34244	$14.21984	270,180
2011	$14.21984	$12.49317	215,424
2012	$12.49317	$14.52086	175,986
2013	$14.52086	$17.55475	142,148
2014	$17.55475	$15.33687	116,616
2015	$15.33687	$14.09866	95,248
2016	$14.09866	$14.85561	83,551
2017	$14.85561	$17.04373	69,891
2018	$17.04373	$14.16725	54,226
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.14329	$9.47218	102,650
2010	$9.47218	$10.35492	77,343
2011	$10.35492	$9.46238	64,372
2012	$9.46238	$11.08151	53,764
2013	$11.08151	$14.51469	45,095
2014	$14.51469	$16.11534	36,526
2015	$16.11534	$15.14387	31,744
2016	$15.14387	$16.61303	28,246
2017	$16.61303	$17.94315	24,917
2018	$17.94315	$16.14723	14,388
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.15230	$10.67155	83,346
2010	$10.67155	$13.11435	67,253
2011	$13.11435	$12.07107	60,767
2012	$12.07107	$14.05808	41,207
2013	$14.05808	$18.36669	34,269
2014	$18.36669	$20.50663	25,592
2015	$20.50663	$18.29670	20,558
2016	$18.29670	$20.42230	18,329
2017	$20.42230	$22.30118	12,990
2018	$22.30118	$19.62984	9,699
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.48772	$8.91774	199,427
2010	$8.91774	$9.89303	158,663
2011	$9.89303	$10.11968	123,858
2012	$10.11968	$11.38658	106,524
2013	$11.38658	$15.39422	84,330
2014	$15.39422	$17.61093	69,099
2015	$17.61093	$17.27932	56,285
2016	$17.27932	$18.81143	47,724
2017	$18.81143	$22.94625	33,938
2018	$22.94625	$21.15967	25,964

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.59962	$12.37555	78,391
2010	$12.37555	$14.54702	60,020
2011	$14.54702	$13.38774	44,137
2012	$13.38774	$14.92420	38,887
2013	$14.92420	$20.51093	25,851
2014	$20.51093	$21.81146	19,124
2015	$21.81146	$22.46140	15,732
2016	$22.46140	$22.52823	13,925
2017	$22.52823	$28.13548	12,503
2018	$28.13548	$26.58210	10,683
Invesco V.I. American Value Fund - Series II
2009	$12.00723	$16.42690	236,510
2010	$16.42690	$19.73170	186,104
2011	$19.73170	$19.55924	141,406
2012	$19.55924	$22.51124	120,403
2013	$22.51124	$29.64057	96,748
2014	$29.64057	$31.90148	81,953
2015	$31.90148	$28.42698	69,717
2016	$28.42698	$32.20110	59,891
2017	$32.20110	$34.72435	50,492
2018	$34.72435	$29.74303	42,636
Invesco V.I. Comstock Fund - Series II
2009	$10.20410	$12.88139	722,463
2010	$12.88139	$14.65155	585,755
2011	$14.65155	$14.10078	461,656
2012	$14.10078	$16.48529	375,359
2013	$16.48529	$21.98500	300,526
2014	$21.98500	$23.58040	248,258
2015	$23.58040	$21.74581	197,512
2016	$21.74581	$25.01107	171,934
2017	$25.01107	$28.91202	139,135
2018	$28.91202	$24.90651	123,107
Invesco V.I. Core Equity Fund - Series II
2009	$7.82697	$9.84786	13,233
2010	$9.84786	$10.57697	9,478
2011	$10.57697	$10.36806	8,641
2012	$10.36806	$11.57997	8,476
2013	$11.57997	$14.67848	7,956
2014	$14.67848	$15.56269	6,193
2015	$15.56269	$14.38125	6,206
2016	$14.38125	$15.55550	5,917
2017	$15.55550	$17.26305	4,682
2018	$17.26305	$15.33916	4,443
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.36585	$11.41154	109,319
2010	$11.41154	$12.36349	92,715
2011	$12.36349	$12.14711	73,078
2012	$12.14711	$14.13490	63,001
2013	$14.13490	$18.17144	35,079
2014	$18.17144	$20.10372	28,866
2015	$20.10372	$20.12289	16,858
2016	$20.12289	$22.65981	15,379
2017	$22.65981	$24.13802	12,808
2018	$24.13802	$21.87445	11,234

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.46683	$13.80818	201,195
2010	$13.80818	$15.20818	151,369
2011	$15.20818	$14.75735	128,724
2012	$14.75735	$16.30456	101,396
2013	$16.30456	$20.01807	84,040
2014	$20.01807	$21.40514	73,542
2015	$21.40514	$20.49935	54,701
2016	$20.49935	$23.14383	51,392
2017	$23.14383	$25.20721	48,325
2018	$25.20721	$22.36899	39,018
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$12.11974	53,809
2012	$12.11974	$13.51238	47,075
2013	$13.51238	$16.24008	37,330
2014	$16.24008	$16.04289	33,869
2015	$16.04289	$15.51167	28,537
2016	$15.51167	$16.24209	26,374
2017	$16.24209	$19.57753	23,452
2018	$19.57753	$16.25351	22,357
Invesco V.I. Growth and Income Fund - Series II
2009	$11.48229	$14.00973	312,086
2010	$14.00973	$15.45231	248,674
2011	$15.45231	$14.84811	186,366
2012	$14.84811	$16.69091	153,252
2013	$16.69091	$21.94989	104,198
2014	$21.94989	$23.72936	87,238
2015	$23.72936	$22.55544	72,193
2016	$22.55544	$26.48393	65,714
2017	$26.48393	$29.69314	50,856
2018	$29.69314	$25.22196	49,049
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$18.79938	25,154
2014	$18.79938	$18.77471	18,696
2015	$18.77471	$17.83530	15,734
2016	$17.83530	$19.43368	15,479
2017	$19.43368	$20.27587	14,951
2018	$20.27587	$19.21406	13,877
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$8.09055	80,492
2012	$8.09055	$9.16681	69,569
2013	$9.16681	$10.69875	61,091
2014	$10.69875	$10.52738	57,708
2015	$10.52738	$10.07873	48,364
2016	$10.07873	$9.83983	47,747
2017	$9.83983	$11.87287	29,110
2018	$11.87287	$9.89672	20,996

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.35749	$11.94582	22,776
2010	$11.94582	$13.36220	19,849
2011	$13.36220	$12.28238	15,109
2012	$12.28238	$13.35653	14,759
2013	$13.35653	$16.86849	12,502
2014	$16.86849	$17.27488	11,609
2015	$17.27488	$16.25593	7,059
2016	$16.25593	$18.08561	5,677
2017	$18.08561	$20.38675	5,209
2018	$20.38675	$17.71614	3,300
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.86565	$15.16661	4,547
2010	$15.16661	$18.97719	4,031
2011	$18.97719	$16.91068	4,027
2012	$16.91068	$18.55709	3,956
2013	$18.55709	$24.92141	2,576
2014	$24.92141	$26.38472	2,963
2015	$26.38472	$26.20903	1,374
2016	$26.20903	$25.91477	1,797
2017	$25.91477	$31.12015	1,585
2018	$31.12015	$28.79501	1,045
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.69751	$12.01833	347,195
2010	$12.01833	$13.53871	268,847
2011	$13.53871	$13.51458	216,637
2012	$13.51458	$15.34702	197,399
2013	$15.34702	$19.84884	168,419
2014	$19.84884	$22.04133	143,592
2015	$22.04133	$21.83716	130,083
2016	$21.83716	$23.87332	114,404
2017	$23.87332	$28.40134	96,343
2018	$28.40134	$26.50435	85,728
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.61411	$11.05889	68,921
2010	$11.05889	$11.62716	61,971
2011	$11.62716	$11.04294	50,108
2012	$11.04294	$12.77254	37,651
2013	$12.77254	$16.73459	21,852
2014	$16.73459	$17.50234	16,833
2015	$17.50234	$15.37304	11,624
2016	$15.37304	$17.82265	10,731
2017	$17.82265	$20.54165	9,783
2018	$20.54165	$16.28585	10,753
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.82526	$16.40543	25,051
2010	$16.40543	$17.69941	17,996
2011	$17.69941	$18.59902	23,559
2012	$18.59902	$21.55244	18,811
2013	$21.55244	$19.33284	14,647
2014	$19.33284	$19.55546	9,299
2015	$19.55546	$18.99900	7,574
2016	$18.99900	$20.65517	6,971
2017	$20.65517	$22.25407	6,348
2018	$22.25407	$20.33540	5,347

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.72634	$31.31886	122,124
2010	$31.31886	$36.62376	81,377
2011	$36.62376	$29.43942	56,860
2012	$29.43942	$34.68266	39,872
2013	$34.68266	$33.72087	29,287
2014	$33.72087	$31.64087	23,013
2015	$31.64087	$27.77514	18,871
2016	$27.77514	$29.11527	15,833
2017	$29.11527	$38.66286	11,941
2018	$38.66286	$31.34981	9,566
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.42883	$17.10492	580,432
2010	$17.10492	$19.17812	264,878
2011	$19.17812	$20.56098	195,007
2012	$20.56098	$23.36402	148,626
2013	$23.36402	$27.48537	110,997
2014	$27.48537	$28.23963	85,661
2015	$28.23963	$29.48424	63,853
2016	$29.48424	$30.55841	54,852
2017	$30.55841	$37.78079	47,955
2018	$37.78079	$36.48281	41,866
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$29.58279	4,831
2015	$29.58279	$25.04443	4,798
2016	$25.04443	$28.30769	4,578
2017	$28.30769	$31.32248	4,437
2018	$31.32248	$28.36185	2,887
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.68621	38,545
2014	$16.68621	$16.73166	36,803
2015	$16.73166	$15.37479	35,092
2016	$15.37479	$15.94609	27,248
2017	$15.94609	$18.18069	24,938
2018	$18.18069	$16.68400	19,365
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.51467	$13.82401	29,106
2010	$13.82401	$16.66355	19,742
2011	$16.66355	$15.88439	19,173
2012	$15.88439	$17.80977	15,083
2013	$17.80977	$25.86486	12,696
2014	$25.86486	$26.97601	9,610
2015	$26.97601	$29.69412	9,090
2016	$29.69412	$28.63251	7,461
2017	$28.63251	$40.20536	6,859
2018	$40.20536	$42.40734	5,755

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$12.18049	$18.84416	202,880
2010	$18.84416	$24.50434	148,110
2011	$24.50434	$22.36243	103,090
2012	$22.36243	$23.84983	77,960
2013	$23.84983	$32.23583	56,196
2014	$32.23583	$32.27440	46,629
2015	$32.27440	$29.82834	38,191
2016	$29.82834	$26.73251	31,926
2017	$26.73251	$36.42745	25,053
2018	$36.42745	$39.57886	21,860
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$13.12246	$16.57638	108,273
2010	$16.57638	$21.10849	83,837
2011	$21.10849	$21.92751	62,484
2012	$21.92751	$24.92353	47,116
2013	$24.92353	$24.93159	38,161
2014	$24.93159	$31.72312	28,254
2015	$31.72312	$31.78654	20,549
2016	$31.78654	$33.29718	17,094
2017	$33.29718	$33.67603	15,399
2018	$33.67603	$30.46634	13,113
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.35274	$12.44699	990,914
2010	$12.44699	$13.33936	784,873
2011	$13.33936	$13.73252	610,134
2012	$13.73252	$15.36604	519,616
2013	$15.36604	$15.22899	450,652
2014	$15.22899	$16.07932	369,565
2015	$16.07932	$15.45598	307,507
2016	$15.45598	$16.21136	261,790
2017	$16.21136	$16.96802	217,962
2018	$16.96802	$15.96128	169,834
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$9.21023	$15.47004	217,547
2010	$15.47004	$19.38038	154,281
2011	$19.38038	$17.72636	107,382
2012	$17.72636	$19.53356	83,437
2013	$19.53356	$28.87695	59,036
2014	$28.87695	$29.93434	55,642
2015	$29.93434	$31.88207	40,380
2016	$31.88207	$30.20189	37,181
2017	$30.20189	$44.24543	28,796
2018	$44.24543	$49.14657	24,152
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.34123	$8.82850	120,701
2010	$8.82850	$10.78403	116,277
2011	$10.78403	$9.80235	116,346
2012	$9.80235	$10.13008	104,071
2013	$10.13008	$8.49337	92,061
2014	$8.49337	$6.79500	66,093
2015	$6.79500	$4.96575	64,096
2016	$4.96575	$5.60813	53,827
2017	$5.60813	$5.62661	11,307
2018	$5.62661	$4.74559	6,620

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.33206	$11.96876	30,425
2010	$11.96876	$13.18483	24,441
2011	$13.18483	$13.76874	20,380
2012	$13.76874	$15.93833	17,497
2013	$15.93833	$14.56547	9,930
2014	$14.56547	$14.52060	6,419
2015	$14.52060	$13.94113	5,931
2016	$13.94113	$15.51508	5,413
2017	$15.51508	$16.74324	4,334
2018	$16.74324	$15.66494	5,190
PIMCO Real Return Portfolio - Advisor Shares
2009	$10.04099	$11.67540	117,920
2010	$11.67540	$12.39695	86,005
2011	$12.39695	$13.59757	62,061
2012	$13.59757	$14.52280	53,321
2013	$14.52280	$12.94830	41,061
2014	$12.94830	$13.10993	27,885
2015	$13.10993	$12.52716	18,160
2016	$12.52716	$12.94301	14,995
2017	$12.94301	$13.17699	26,467
2018	$13.17699	$12.65474	22,166
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.32607	$12.68898	517,932
2010	$12.68898	$13.47399	442,840
2011	$13.47399	$13.71150	339,838
2012	$13.71150	$14.75868	290,898
2013	$14.75868	$14.21053	247,085
2014	$14.21053	$14.55356	184,448
2015	$14.55356	$14.35742	160,649
2016	$14.35742	$14.47889	144,498
2017	$14.47889	$14.91999	125,342
2018	$14.91999	$14.57426	118,946
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$8.03654	208,702
2010	$8.03654	$8.89682	174,188
2011	$8.89682	$8.91484	138,176
2012	$8.91484	$10.45566	115,488
2013	$10.45566	$13.61106	97,648
2014	$13.61106	$15.07515	79,686
2015	$15.07515	$14.36942	69,267
2016	$14.36942	$16.05477	60,135
2017	$16.05477	$18.74781	50,702
2018	$18.74781	$16.86526	42,707
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.82895	$9.66903	29,381
2010	$9.66903	$10.53476	21,966
2011	$10.53476	$10.64393	15,111
2012	$10.64393	$11.77522	11,969
2013	$11.77522	$13.67098	10,022
2014	$13.67098	$14.87504	10,650
2015	$14.87504	$14.45833	9,882
2016	$14.45833	$15.35332	12,159
2017	$15.35332	$17.37212	10,684
2018	$17.37212	$16.54086	8,906

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05344	42,344
2017	$10.05344	$12.93887	45,541
2018	$12.93887	$13.02207	44,322
Putnam VT International Equity Fund - Class IB
2009	$11.75168	$14.39900	173,859
2010	$14.39900	$15.57510	129,035
2011	$15.57510	$12.71920	108,108
2012	$12.71920	$15.24414	88,184
2013	$15.24414	$19.19350	62,291
2014	$19.19350	$17.59020	52,653
2015	$17.59020	$17.31714	49,614
2016	$17.31714	$16.60758	46,531
2017	$16.60758	$20.66821	38,608
2018	$20.66821	$16.43401	39,540
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.93210	$11.48785	187
2010	$11.48785	$12.86587	185
2011	$12.86587	$12.65430	183
2012	$12.65430	$14.53360	0
2013	$14.53360	$19.30671	0
2014	$19.30671	$21.62122	0
2015	$21.62122	$20.79301	0
2016	$20.79301	$22.90629	0
2017	$22.90629	$27.66855	0
2018	$27.66855	$25.12274	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administration expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection
Death Benefit Option (age 71-79)
Mortality & Expense = 2.40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.05847	$10.61939	8,892
2010	$10.61939	$11.66853	7,903
2011	$11.66853	$12.05698	7,902
2012	$12.05698	$13.76923	7,901
2013	$13.76923	$18.05268	7,426
2014	$18.05268	$19.21887	2,272
2015	$19.21887	$18.98821	2,215
2016	$18.98821	$20.54559	490
2017	$20.54559	$23.74069	490
2018	$23.74069	$21.77486	490
AB VPS Growth Portfolio - Class B
2009	$8.85844	$11.46528	7,307
2010	$11.46528	$12.82104	7,206
2011	$12.82104	$12.61066	7,079
2012	$12.61066	$13.95134	6,983
2013	$13.95134	$18.17362	6,207
2014	$18.17362	$19.99795	3,341
2015	$19.99795	$21.19804	3,246
2016	$21.19804	$20.82645	2,869
2017	$20.82645	$27.22044	327
2018	$27.22044	$27.51598	262
AB VPS International Value Portfolio - Class B
2009	$7.26607	$9.50968	4,424
2010	$9.50968	$9.66187	4,460
2011	$9.66187	$7.58235	4,564
2012	$7.58235	$8.43388	4,490
2013	$8.43388	$10.08290	5,687
2014	$10.08290	$9.18712	3,321
2015	$9.18712	$9.16404	3,160
2016	$9.16404	$8.85608	3,170
2017	$8.85608	$10.79397	1,324
2018	$10.79397	$8.09861	930
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.45810	$11.29627	4,936
2010	$11.29627	$12.08576	4,308
2011	$12.08576	$11.38804	4,077
2012	$11.38804	$12.88088	4,076
2013	$12.88088	$17.18989	1,866
2014	$17.18989	$19.06222	1,865
2015	$19.06222	$20.58422	1,864
2016	$20.58422	$20.52467	1,497
2017	$20.52467	$26.33153	1,496
2018	$26.33153	$26.24622	940

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.21699	$15.58741	9,368
2010	$15.58741	$19.22150	7,286
2011	$19.22150	$17.11003	6,958
2012	$17.11003	$19.74396	6,870
2013	$19.74396	$26.47127	975
2014	$26.47127	$28.09244	937
2015	$28.09244	$25.80655	921
2016	$25.80655	$31.37300	551
2017	$31.37300	$34.49496	500
2018	$34.49496	$28.46273	489
AB VPS Value Portfolio - Class B
2009	$6.74126	$7.94807	2,613
2010	$7.94807	$8.62655	2,355
2011	$8.62655	$8.08618	2,077
2012	$8.08618	$9.10034	1,821
2013	$9.10034	$12.09959	1,562
2014	$12.09959	$13.05606	691
2015	$13.05606	$11.80598	636
2016	$11.80598	$12.79948	550
2017	$12.79948	$14.12843	499
2018	$14.12843	$11.65056	451
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.17722	$10.79063	7,100
2010	$10.79063	$12.29066	7,165
2011	$12.29066	$11.63961	6,530
2012	$11.63961	$13.16746	6,435
2013	$13.16746	$16.79684	947
2014	$16.79684	$18.26873	943
2015	$18.26873	$17.86947	939
2016	$17.86947	$18.75358	935
2017	$18.75358	$22.21639	935
2018	$22.21639	$20.20462	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.38058	$10.15971	8,066
2010	$10.15971	$9.90380	8,058
2011	$9.90380	$9.64896	8,052
2012	$9.64896	$9.39932	6,519
2013	$9.39932	$9.15678	6,389
2014	$9.15678	$8.92052	6,382
2015	$8.92052	$8.69035	6,375
2016	$8.69035	$8.46704	7,464
2017	$8.46704	$8.28452	10,512
2018	$8.28452	$8.18308	12,726
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.46713	$9.23877	1,636
2010	$9.23877	$10.30892	1,453
2011	$10.30892	$10.17893	1,275
2012	$10.17893	$11.72392	1,109
2013	$11.72392	$15.21766	944
2014	$15.21766	$16.33964	150
2015	$16.33964	$15.51237	149
2016	$15.51237	$17.50075	142
2017	$17.50075	$19.88373	0
2018	$19.88373	$17.58882	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.19598	$11.45399	0
2010	$11.45399	$12.68300	0
2011	$12.68300	$12.81444	0
2012	$12.81444	$14.22568	0
2013	$14.22568	$14.64692	0
2014	$14.64692	$14.39658	0
2015	$14.39658	$13.48153	0
2016	$13.48153	$14.99430	0
2017	$14.99430	$15.61907	0
2018	$15.61907	$14.66331	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.70405	$11.84915	2,770
2010	$11.84915	$14.84050	2,544
2011	$14.84050	$12.88778	2,781
2012	$12.88778	$14.38131	2,905
2013	$14.38131	$19.03409	0
2014	$19.03409	$19.65942	0
2015	$19.65942	$18.83827	0
2016	$18.83827	$20.53983	0
2017	$20.53983	$24.12220	0
2018	$24.12220	$20.02674	0
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$7.96596	$10.31793	2,610
2010	$10.31793	$11.67861	2,610
2011	$11.67861	$10.83025	2,363
2012	$10.83025	$11.52633	2,363
2013	$11.52633	$15.43652	0
2014	$15.43652	$15.95477	0
2015	$15.95477	$16.22005	0
2016	$16.22005	$15.34469	0
2017	$15.34469	$18.97846	0
2018	$18.97846	$19.06743	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.81336	$11.64119	4,218
2010	$11.64119	$12.77695	7,074
2011	$12.77695	$12.74353	10,002
2012	$12.74353	$13.98324	9,831
2013	$13.98324	$15.52014	9,770
2014	$15.52014	$15.81601	9,015
2015	$15.81601	$14.31948	9,072
2016	$14.31948	$15.90593	8,979
2017	$15.90593	$16.99640	10,756
2018	$16.99640	$15.84419	10,764
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.28763	$12.35780	0
2010	$12.35780	$13.47755	0
2011	$13.47755	$12.74055	0
2012	$12.74055	$14.06754	0
2013	$14.06754	$17.48770	0
2014	$17.48770	$18.00720	0
2015	$18.00720	$16.90045	0
2016	$16.90045	$18.46854	0
2017	$18.46854	$19.54121	0
2018	$19.54121	$16.90026	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.34101	$10.24146	10,310
2010	$10.24146	$11.09324	10,527
2011	$11.09324	$10.69385	5,967
2012	$10.69385	$11.89995	5,962
2013	$11.89995	$14.86793	8,962
2014	$14.86793	$15.51434	8,957
2015	$15.51434	$14.36639	8,954
2016	$14.36639	$16.24275	8,947
2017	$16.24275	$17.14652	8,898
2018	$17.14652	$15.18858	8,898
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.48700	$12.66454	1,313
2010	$12.66454	$13.37393	1,321
2011	$13.37393	$11.64250	1,337
2012	$11.64250	$13.40797	1,332
2013	$13.40797	$16.06109	1,336
2014	$16.06109	$13.90334	1,379
2015	$13.90334	$12.66375	1,386
2016	$12.66375	$13.22184	283
2017	$13.22184	$15.03266	0
2018	$15.03266	$12.38240	0
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$7.87266	$9.07353	2,048
2010	$9.07353	$9.82840	1,809
2011	$9.82840	$8.89915	1,587
2012	$8.89915	$10.32629	1,371
2013	$10.32629	$13.40177	1,651
2014	$13.40177	$14.74348	816
2015	$14.74348	$13.72783	775
2016	$13.72783	$14.92214	733
2017	$14.92214	$15.97166	280
2018	$15.97166	$14.24290	131
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$7.88133	$10.22241	1,160
2010	$10.22241	$12.44758	1,155
2011	$12.44758	$11.35261	1,149
2012	$11.35261	$13.10005	1,145
2013	$13.10005	$16.95848	0
2014	$16.95848	$18.76104	0
2015	$18.76104	$16.58587	0
2016	$16.58587	$18.34376	0
2017	$18.34376	$19.85093	0
2018	$19.85093	$17.31485	0
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.23882	$8.54237	171
2010	$8.54237	$9.38996	172
2011	$9.38996	$9.51734	160
2012	$9.51734	$10.61061	161
2013	$10.61061	$14.21394	148
2014	$14.21394	$16.11189	133
2015	$16.11189	$15.66378	129
2016	$15.66378	$16.89701	129
2017	$16.89701	$20.42541	0
2018	$20.42541	$18.66454	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.21349	$11.63929	1,120
2010	$11.63929	$13.55648	38
2011	$13.55648	$12.36213	36
2012	$12.36213	$13.65444	586
2013	$13.65444	$18.59420	0
2014	$18.59420	$19.59217	0
2015	$19.59217	$19.99126	0
2016	$19.99126	$19.86771	0
2017	$19.86771	$24.58929	0
2018	$24.58929	$23.02129	0
Invesco V.I. American Value Fund - Series II
2009	$11.39731	$15.44978	9,100
2010	$15.44978	$18.38833	8,178
2011	$18.38833	$18.06107	7,619
2012	$18.06107	$20.59623	6,411
2013	$20.59623	$26.87103	5,675
2014	$26.87103	$28.65593	1,737
2015	$28.65593	$25.30101	1,729
2016	$25.30101	$28.39844	1,650
2017	$28.39844	$30.34780	1,515
2018	$30.34780	$25.75886	1,487
Invesco V.I. Comstock Fund - Series II
2009	$9.68571	$12.11506	34,739
2010	$12.11506	$13.65389	26,921
2011	$13.65389	$13.02053	22,309
2012	$13.02053	$15.08271	19,682
2013	$15.08271	$19.93052	16,236
2014	$19.93052	$21.18111	9,288
2015	$21.18111	$19.35428	8,917
2016	$19.35428	$22.05724	5,934
2017	$22.05724	$25.26779	5,878
2018	$25.26779	$21.57001	5,143
Invesco V.I. Core Equity Fund - Series II
2009	$7.63650	$9.52025	231
2010	$9.52025	$10.13155	231
2011	$10.13155	$9.84070	230
2012	$9.84070	$10.89012	230
2013	$10.89012	$13.67775	19
2014	$13.67775	$14.36891	19
2015	$14.36891	$13.15650	0
2016	$13.15650	$14.10085	0
2017	$14.10085	$15.50775	0
2018	$15.50775	$13.65467	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$8.89004	$10.73264	4,299
2010	$10.73264	$11.52161	3,859
2011	$11.52161	$11.21654	3,850
2012	$11.21654	$12.93230	3,727
2013	$12.93230	$16.47333	3,078
2014	$16.47333	$18.05825	57
2015	$18.05825	$17.91000	0
2016	$17.91000	$19.98389	996
2017	$19.98389	$21.09570	996
2018	$21.09570	$18.94431	996

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$10.88437	$12.98685	3,982
2010	$12.98685	$14.17275	5,681
2011	$14.17275	$13.62697	8,582
2012	$13.62697	$14.91752	8,467
2013	$14.91752	$18.14756	5,303
2014	$18.14756	$19.22738	2,098
2015	$19.22738	$18.24513	2,096
2016	$18.24513	$20.41079	2,094
2017	$20.41079	$22.03020	2,091
2018	$22.03020	$19.37268	2,089
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.19127	8,816
2012	$11.19127	$12.36275	8,771
2013	$12.36275	$14.72245	8,090
2014	$14.72245	$14.41051	7,463
2015	$14.41051	$13.80574	7,385
2016	$13.80574	$14.32388	5,097
2017	$14.32388	$17.10989	2,553
2018	$17.10989	$14.07614	2,095
Invesco V.I. Growth and Income Fund - Series II
2009	$10.89903	$13.17637	15,190
2010	$13.17637	$14.40021	12,800
2011	$14.40021	$13.71070	8,326
2012	$13.71070	$15.27091	8,274
2013	$15.27091	$19.89878	6,387
2014	$19.89878	$21.31503	6,323
2015	$21.31503	$20.07502	6,046
2016	$20.07502	$23.35635	5,961
2017	$23.35635	$25.95066	5,917
2018	$25.95066	$21.84339	4,412
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$17.04297	181
2014	$17.04297	$16.86479	187
2015	$16.86479	$15.87424	188
2016	$15.87424	$17.13902	183
2017	$17.13902	$17.72061	207
2018	$17.72061	$16.64064	208
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$7.67898	1,144
2012	$7.67898	$8.62068	1,134
2013	$8.62068	$9.96930	0
2014	$9.96930	$9.71979	0
2015	$9.71979	$9.22030	0
2016	$9.22030	$8.91956	0
2017	$8.91956	$10.66550	0
2018	$10.66550	$8.80976	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$8.96407	$11.33882	0
2010	$11.33882	$12.56721	0
2011	$12.56721	$11.44606	0
2012	$11.44606	$12.33285	0
2013	$12.33285	$15.43316	0
2014	$15.43316	$15.66024	0
2015	$15.66024	$14.60159	0
2016	$14.60159	$16.09678	0
2017	$16.09678	$17.98139	0
2018	$17.98139	$15.48436	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.36442	$14.26436	4,072
2010	$14.26436	$17.68508	4,072
2011	$17.68508	$15.61518	4,072
2012	$15.61518	$16.97820	4,072
2013	$16.97820	$22.59246	4,072
2014	$22.59246	$23.69998	0
2015	$23.69998	$23.32661	0
2016	$23.32661	$22.85410	0
2017	$22.85410	$27.19748	0
2018	$27.19748	$24.93748	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.20491	$11.30339	11,472
2010	$11.30339	$12.61690	11,274
2011	$12.61690	$12.47937	10,795
2012	$12.47937	$14.04144	10,598
2013	$14.04144	$17.99418	8,292
2014	$17.99418	$19.79893	4,680
2015	$19.79893	$19.43594	4,614
2016	$19.43594	$21.05428	4,862
2017	$21.05428	$24.82203	2,375
2018	$24.82203	$22.95435	886
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.22716	$10.40076	2,023
2010	$10.40076	$10.83519	0
2011	$10.83519	$10.19672	0
2012	$10.19672	$11.68557	0
2013	$11.68557	$15.17042	0
2014	$15.17042	$15.72113	0
2015	$15.72113	$13.68206	0
2016	$13.68206	$15.71742	0
2017	$15.71742	$17.95205	0
2018	$17.95205	$14.10380	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.17389	$15.42978	638
2010	$15.42978	$16.49450	604
2011	$16.49450	$17.17464	558
2012	$17.17464	$19.71931	521
2013	$19.71931	$17.52647	537
2014	$17.52647	$17.56597	518
2015	$17.56597	$16.90983	492
2016	$16.90983	$18.21609	465
2017	$18.21609	$19.44934	461
2018	$19.44934	$17.61157	449

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$17.77528	$29.45629	1,915
2010	$29.45629	$34.13092	1,910
2011	$34.13092	$27.18467	1,906
2012	$27.18467	$31.73250	1,901
2013	$31.73250	$30.56995	1,490
2014	$30.56995	$28.42159	277
2015	$28.42159	$24.72051	275
2016	$24.72051	$25.67679	273
2017	$25.67679	$33.78992	68
2018	$33.78992	$27.15033	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$12.74680	$16.08762	10,354
2010	$16.08762	$17.87257	9,196
2011	$17.87257	$18.98629	8,143
2012	$18.98629	$21.37672	7,967
2013	$21.37672	$24.91750	4,659
2014	$24.91750	$25.36698	1,431
2015	$25.36698	$26.24254	1,354
2016	$26.24254	$26.95040	1,329
2017	$26.95040	$33.01991	1,312
2018	$33.01991	$31.59671	1,292
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$26.57371	86
2015	$26.57371	$22.29083	86
2016	$22.29083	$24.96542	85
2017	$24.96542	$27.37537	85
2018	$27.37537	$24.56337	85
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$15.12706	7,669
2014	$15.12706	$15.02938	6,968
2015	$15.02938	$13.68406	6,942
2016	$13.68406	$14.06297	6,563
2017	$14.06297	$15.88925	2,949
2018	$15.88925	$14.44918	1,985
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.08203	$13.00156	3,774
2010	$13.00156	$15.52891	3,745
2011	$15.52891	$14.66757	3,720
2012	$14.66757	$16.29454	715
2013	$16.29454	$23.44794	672
2014	$23.44794	$24.23142	658
2015	$24.23142	$26.42885	623
2016	$26.42885	$25.25132	622
2017	$25.25132	$35.13840	587
2018	$35.13840	$36.72726	559

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$11.56172	$17.72321	10,423
2010	$17.72321	$22.83604	8,994
2011	$22.83604	$20.64948	8,966
2012	$20.64948	$21.82078	8,891
2013	$21.82078	$29.22363	7,545
2014	$29.22363	$28.99068	3,579
2015	$28.99068	$26.54805	3,569
2016	$26.54805	$23.57540	1,303
2017	$23.57540	$31.83616	1,247
2018	$31.83616	$34.27712	1,185
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$12.45562	$15.58976	5,036
2010	$15.58976	$19.67074	4,970
2011	$19.67074	$20.24737	5,330
2012	$20.24737	$22.80273	5,300
2013	$22.80273	$22.60125	2,779
2014	$22.60125	$28.49502	1,277
2015	$28.49502	$28.29065	1,245
2016	$28.29065	$29.36487	1,225
2017	$29.36487	$29.43137	1,242
2018	$29.43137	$26.38508	703
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$9.82693	$11.70674	17,702
2010	$11.70674	$12.43124	14,477
2011	$12.43124	$12.68084	9,962
2012	$12.68084	$14.05911	9,663
2013	$14.05911	$13.80615	9,202
2014	$13.80615	$14.44361	7,138
2015	$14.44361	$13.75658	6,596
2016	$13.75658	$14.29722	6,897
2017	$14.29722	$14.82968	3,458
2018	$14.82968	$13.82356	3,458
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$8.74227	$14.54969	3,635
2010	$14.54969	$18.06076	3,852
2011	$18.06076	$16.36842	3,861
2012	$16.36842	$17.87162	3,843
2013	$17.87162	$26.17848	2,880
2014	$26.17848	$26.88864	2,862
2015	$26.88864	$28.37602	2,415
2016	$28.37602	$26.63521	2,460
2017	$26.63521	$38.66915	2,160
2018	$38.66915	$42.56364	2,033
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.18683	$8.53472	0
2010	$8.53472	$10.32988	0
2011	$10.32988	$9.30379	0
2012	$9.30379	$9.52663	0
2013	$9.52663	$7.91428	0
2014	$7.91428	$6.27368	0
2015	$6.27368	$4.54271	0
2016	$4.54271	$5.08352	0
2017	$5.08352	$5.05428	0
2018	$5.05428	$4.22426	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.10514	$11.57092	0
2010	$11.57092	$12.62993	0
2011	$12.62993	$13.06887	0
2012	$13.06887	$14.98939	0
2013	$14.98939	$13.57281	0
2014	$13.57281	$13.40709	0
2015	$13.40709	$12.75415	0
2016	$12.75415	$14.06455	0
2017	$14.06455	$15.04113	0
2018	$15.04113	$13.94504	0
PIMCO Real Return Portfolio - Advisor Shares
2009	$9.79683	$11.28731	0
2010	$11.28731	$11.87520	0
2011	$11.87520	$12.90645	939
2012	$12.90645	$13.65816	999
2013	$13.65816	$12.06588	0
2014	$12.06588	$12.10465	0
2015	$12.10465	$11.46064	0
2016	$11.46064	$11.73299	0
2017	$11.73299	$11.83743	0
2018	$11.83743	$11.26536	0
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.05075	$12.26726	4,524
2010	$12.26726	$12.90697	6,291
2011	$12.90697	$13.01459	4,384
2012	$13.01459	$13.87999	4,359
2013	$13.87999	$13.24210	6,297
2014	$13.24210	$13.43761	6,259
2015	$13.43761	$13.13513	6,219
2016	$13.13513	$13.12534	6,179
2017	$13.12534	$13.40330	2,864
2018	$13.40330	$12.97422	1,685
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.69820	109
2010	$7.69820	$8.44431	110
2011	$8.44431	$8.38411	104
2012	$8.38411	$9.74300	100
2013	$9.74300	$12.56731	96
2014	$12.56731	$13.79173	89
2015	$13.79173	$13.02571	88
2016	$13.02571	$14.42064	86
2017	$14.42064	$16.68788	0
2018	$16.68788	$14.87626	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.43119	$9.09382	731
2010	$9.09382	$9.81741	0
2011	$9.81741	$9.82857	0
2012	$9.82857	$10.77345	0
2013	$10.77345	$12.39347	0
2014	$12.39347	$13.36159	0
2015	$13.36159	$12.86838	0
2016	$12.86838	$13.54022	0
2017	$13.54022	$15.18259	15,285
2018	$15.18259	$14.32521	11,665

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04284	0
2017	$10.04284	$12.80884	0
2018	$12.80884	$12.77449	0
Putnam VT International Equity Fund - Class IB
2009	$11.15469	$13.54234	7,495
2010	$13.54234	$14.51454	4,317
2011	$14.51454	$11.74463	4,141
2012	$11.74463	$13.94699	4,073
2013	$13.94699	$17.39968	1,327
2014	$17.39968	$15.80016	1,363
2015	$15.80016	$15.41246	1,311
2016	$15.41246	$14.64597	1,318
2017	$14.64597	$18.06280	1,256
2018	$18.06280	$14.23220	1,265
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.47830	$10.80440	0
2010	$10.80440	$11.98976	0
2011	$11.98976	$11.68486	0
2012	$11.68486	$13.29708	0
2013	$13.29708	$17.50254	0
2014	$17.50254	$19.42138	0
2015	$19.42138	$18.50641	0
2016	$18.50641	$20.20123	0
2017	$20.20123	$24.18133	0
2018	$24.18133	$21.75756	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administration expense charge of 0.19%.

PA195-4                                                 ASADVISORL

THE ALLSTATE VARIABLE ANNUITIES
(Allstate Variable Annuity, Allstate Variable Annuity - L Share)
Statement of Additional Information dated April 29, 2019
Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I P. O. Box 758565
Topeka, KS 66675-8565
1-800-457-7617
This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

•	Allstate Variable Annuity

•	Allstate Variable Annuity - L Share
The Contracts are no longer offered for new sales.
This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated April 29, 2019 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.
For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACTS
The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
PURCHASE OF CONTRACTS
Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous.
For the Variable Account, we paid underwriting commissions to Morgan Stanley & Co. Incorporated of $14,232,285, $9,967,201.47 and $13,446,600.42 for the years 2016, 2017 and 2018 respectively.
TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)
We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.
We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.
NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

2

(1)	the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)	is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.
CALCULATION OF VARIABLE INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.
GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.
The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.
PREMIUM TAXES
Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

3

TAX RESERVES
We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The financial statements included in this Prospectus and the related financial statement schedules included elsewhere in this Registration Statement of Allstate Life Insurance Company, and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement. Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

•
consolidated financial statements of Allstate Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 and related consolidated financial statement schedules, and

•
the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2018 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option
Mortality & Expense = 1.30

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.65388	$11.44525	435,332
2010	$11.44525	$12.71786	398,151
2011	$12.71786	$13.28930	113,077
2012	$13.28930	$15.34830	83,526
2013	$15.34830	$20.35000	52,294
2014	$20.35000	$21.90921	40,935
2015	$21.90921	$21.89068	35,849
2016	$21.89068	$23.95278	28,930
2017	$23.95278	$27.98630	25,046
2018	$27.98630	$25.95695	23,234
AB VPS Growth Portfolio - Class B
2009	$9.44080	$12.35692	312,806
2010	$12.35692	$13.97398	273,688
2011	$13.97398	$13.89953	246,166
2012	$13.89953	$15.55123	214,645
2013	$15.55123	$20.48627	186,789
2014	$20.48627	$22.79726	37,996
2015	$22.79726	$24.43814	33,650
2016	$24.43814	$24.28013	28,633
2017	$24.28013	$32.08811	24,954
2018	$32.08811	$32.80044	22,360
AB VPS International Value Portfolio - Class B
2009	$7.57229	$10.02240	312,497
2010	$10.02240	$10.29767	274,782
2011	$10.29767	$8.17254	246,380
2012	$8.17254	$9.19322	204,290
2013	$9.19322	$11.11473	165,431
2014	$11.11473	$10.24171	151,686
2015	$10.24171	$10.33139	120,607
2016	$10.33139	$10.09663	112,647
2017	$10.09663	$12.44317	73,902
2018	$12.44317	$9.44082	75,224
AB VPS Large Cap Growth Portfolio - Class B
2009	$9.01411	$12.17474	167,832
2010	$12.17474	$13.17259	164,777
2011	$13.17259	$12.55202	155,571
2012	$12.55202	$14.35810	154,858
2013	$14.35810	$19.37747	153,425
2014	$19.37747	$21.73062	24,396
2015	$21.73062	$23.73056	9,554
2016	$23.73056	$23.92836	8,519
2017	$23.92836	$31.04033	7,888
2018	$31.04033	$31.28689	7,134

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.95416	$16.79944	341,310
2010	$16.79944	$20.94971	303,226
2011	$20.94971	$18.85871	248,699
2012	$18.85871	$22.00813	216,279
2013	$22.00813	$29.83980	181,913
2014	$29.83980	$32.02491	64,327
2015	$32.02491	$29.75137	46,643
2016	$29.75137	$36.57583	36,508
2017	$36.57583	$40.66399	32,333
2018	$40.66399	$33.92969	31,743
AB VPS Value Portfolio - Class B
2009	$7.02537	$8.37662	26,576
2010	$8.37662	$9.19424	20,951
2011	$9.19424	$8.71546	14,219
2012	$8.71546	$9.91956	13,054
2013	$9.91956	$13.33760	6,676
2014	$13.33760	$14.55445	6,254
2015	$14.55445	$13.30958	5,520
2016	$13.30958	$14.59207	3,728
2017	$14.59207	$16.28678	3,663
2018	$16.28678	$13.58112	2,732
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.52177	$11.37229	546,762
2010	$11.37229	$13.09927	511,196
2011	$13.09927	$12.54521	410,157
2012	$12.54521	$14.35252	339,296
2013	$14.35252	$18.51513	248,741
2014	$18.51513	$20.36498	181,564
2015	$20.36498	$20.14487	127,538
2016	$20.14487	$21.37963	114,853
2017	$21.37963	$25.60966	91,297
2018	$25.60966	$23.55202	89,987
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.69725	$10.58787	205,940
2010	$10.58787	$10.43773	261,070
2011	$10.43773	$10.28366	261,617
2012	$10.28366	$10.13103	244,928
2013	$10.13103	$9.98108	145,081
2014	$9.98108	$9.83334	124,772
2015	$9.83334	$9.68779	125,901
2016	$9.68779	$9.54515	271,499
2017	$9.54515	$9.44358	279,069
2018	$9.44358	$9.43256	327,800
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.78181	$9.73684	154,022
2010	$9.73684	$10.98723	121,837
2011	$10.98723	$10.97094	403,743
2012	$10.97094	$12.77914	383,923
2013	$12.77914	$16.77447	369,603
2014	$16.77447	$18.21459	50,890
2015	$18.21459	$17.48770	42,634
2016	$17.48770	$19.95140	39,089
2017	$19.95140	$22.92081	30,549
2018	$22.92081	$20.50291	27,109

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.54117	$12.07100	97,722
2010	$12.07100	$13.51705	89,694
2011	$13.51705	$13.81094	77,123
2012	$13.81094	$15.50543	55,365
2013	$15.50543	$16.14477	39,780
2014	$16.14477	$16.04802	34,765
2015	$16.04802	$15.19776	25,285
2016	$15.19776	$17.09334	18,422
2017	$17.09334	$18.00416	16,169
2018	$18.00416	$17.09203	11,662
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$9.07078	$12.48777	99,006
2010	$12.48777	$15.81669	89,770
2011	$15.81669	$13.89043	77,077
2012	$13.89043	$15.67560	63,232
2013	$15.67560	$20.98118	52,868
2014	$20.98118	$21.91523	39,545
2015	$21.91523	$21.23706	36,298
2016	$21.23706	$23.41602	33,615
2017	$23.41602	$27.80661	18,741
2018	$27.80661	$23.34480	19,020
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.30165	$10.87414	39,674
2010	$10.87414	$12.44702	34,914
2011	$12.44702	$11.67295	34,757
2012	$11.67295	$12.56382	25,533
2013	$12.56382	$17.01580	14,563
2014	$17.01580	$17.78570	11,422
2015	$17.78570	$18.28561	10,320
2016	$18.28561	$17.49366	10,005
2017	$17.49366	$21.87749	5,757
2018	$21.87749	$22.22666	4,881
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.28780	$12.40625	537,837
2010	$12.40625	$13.77031	504,268
2011	$13.77031	$13.88902	443,342
2012	$13.88902	$15.41266	369,895
2013	$15.41266	$17.29977	260,955
2014	$17.29977	$17.82864	197,102
2015	$17.82864	$16.32402	144,735
2016	$16.32402	$18.33664	126,716
2017	$18.33664	$19.81227	115,183
2018	$19.81227	$18.67637	109,187
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.72093	$13.02364	74,138
2010	$13.02364	$14.36394	68,335
2011	$14.36394	$13.73154	46,792
2012	$13.73154	$15.33336	36,710
2013	$15.33336	$19.27632	31,917
2014	$19.27632	$20.07309	19,681
2015	$20.07309	$19.05220	14,153
2016	$19.05220	$21.05438	13,246
2017	$21.05438	$22.52572	11,460
2018	$22.52572	$19.70007	11,397

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.79014	$10.91474	274,605
2010	$10.91474	$11.95590	231,607
2011	$11.95590	$11.65538	183,792
2012	$11.65538	$13.11671	146,320
2013	$13.11671	$16.57307	104,739
2014	$16.57307	$17.48891	81,271
2015	$17.48891	$16.37780	52,714
2016	$16.37780	$18.72533	42,402
2017	$18.72533	$19.98771	40,108
2018	$19.98771	$17.90402	34,134
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.99779	$13.49709	417,673
2010	$13.49709	$14.41388	367,289
2011	$14.41388	$12.68938	287,488
2012	$12.68938	$14.77899	213,541
2013	$14.77899	$17.90315	175,422
2014	$17.90315	$15.67310	130,662
2015	$15.67310	$14.43708	94,937
2016	$14.43708	$15.24306	86,586
2017	$15.24306	$17.52395	70,843
2018	$17.52395	$14.59651	66,329
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.20433	$9.56259	100,753
2010	$9.56259	$10.47499	85,236
2011	$10.47499	$9.59155	66,961
2012	$9.59155	$11.25569	46,525
2013	$11.25569	$14.77280	34,024
2014	$14.77280	$16.43527	25,089
2015	$16.43527	$15.47595	19,934
2016	$15.47595	$17.01176	15,345
2017	$17.01176	$18.41133	12,858
2018	$18.41133	$16.60277	9,890
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.21342	$10.77342	79,125
2010	$10.77342	$13.26644	72,158
2011	$13.26644	$12.23586	59,604
2012	$12.23586	$14.27906	44,157
2013	$14.27906	$18.69331	30,581
2014	$18.69331	$20.91376	19,309
2015	$20.91376	$18.69794	17,420
2016	$18.69794	$20.91249	16,466
2017	$20.91249	$22.88309	14,402
2018	$22.88309	$20.18366	11,399
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.54387	$9.00289	128,813
2010	$9.00289	$10.00779	102,918
2011	$10.00779	$10.25784	83,726
2012	$10.25784	$11.56558	69,742
2013	$11.56558	$15.66798	49,472
2014	$15.66798	$17.96057	40,724
2015	$17.96057	$17.65823	34,332
2016	$17.65823	$19.26292	31,448
2017	$19.26292	$23.54493	21,949
2018	$23.54493	$21.75658	23,061

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.68769	$12.54442	257,399
2010	$12.54442	$14.77547	236,432
2011	$14.77547	$13.62560	214,871
2012	$13.62560	$15.22033	198,103
2013	$15.22033	$20.96044	175,415
2014	$20.96044	$22.33480	36,556
2015	$22.33480	$23.04713	29,953
2016	$23.04713	$23.16259	26,009
2017	$23.16259	$28.98674	18,632
2018	$28.98674	$27.44291	17,461
Invesco V.I. American Value Fund - Series II
2009	$12.14636	$16.65105	282,740
2010	$16.65105	$20.04158	223,582
2011	$20.04158	$19.90675	162,797
2012	$19.90675	$22.95791	124,954
2013	$22.95791	$30.29012	96,290
2014	$30.29012	$32.66690	78,339
2015	$32.66690	$29.16829	58,922
2016	$29.16829	$33.10786	47,870
2017	$33.10786	$35.77505	38,529
2018	$35.77505	$30.70630	31,694
Invesco V.I. Comstock Fund - Series II
2009	$10.32234	$13.05717	956,800
2010	$13.05717	$14.88165	832,972
2011	$14.88165	$14.35131	640,082
2012	$14.35131	$16.81239	462,986
2013	$16.81239	$22.46680	319,017
2014	$22.46680	$24.14619	248,841
2015	$24.14619	$22.31289	194,911
2016	$22.31289	$25.71536	166,577
2017	$25.71536	$29.78684	140,626
2018	$29.78684	$25.71313	129,555
Invesco V.I. Core Equity Fund - Series II
2009	$7.86968	$9.92175	24,192
2010	$9.92175	$10.67798	21,675
2011	$10.67798	$10.48832	17,791
2012	$10.48832	$11.73818	13,746
2013	$11.73818	$14.90928	5,418
2014	$14.90928	$15.83954	4,823
2015	$15.83954	$14.66687	2,666
2016	$14.66687	$15.89661	2,406
2017	$15.89661	$17.67763	2,338
2018	$17.67763	$15.73998	2,107
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.47438	$11.56725	361,947
2010	$11.56725	$12.55767	300,531
2011	$12.55767	$12.36293	253,338
2012	$12.36293	$14.41537	213,176
2013	$14.41537	$18.56968	183,756
2014	$18.56968	$20.58610	54,078
2015	$20.58610	$20.64765	47,305
2016	$20.64765	$23.29787	43,992
2017	$23.29787	$24.86835	40,885
2018	$24.86835	$22.58283	38,355

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.59968	$13.99656	241,703
2010	$13.99656	$15.44700	204,662
2011	$15.44700	$15.01952	201,098
2012	$15.01952	$16.62805	134,583
2013	$16.62805	$20.45673	85,272
2014	$20.45673	$21.91867	64,104
2015	$21.91867	$21.03386	54,842
2016	$21.03386	$23.79546	47,452
2017	$23.79546	$25.96982	37,985
2018	$25.96982	$23.09331	33,564
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$12.33511	229,616
2012	$12.33511	$13.78053	215,643
2013	$13.78053	$16.59602	195,347
2014	$16.59602	$16.42788	34,638
2015	$16.42788	$15.91622	32,592
2016	$15.91622	$16.69950	28,607
2017	$16.69950	$20.16995	25,985
2018	$20.16995	$16.77994	23,579
Invesco V.I. Growth and Income Fund - Series II
2009	$11.61533	$14.20090	547,176
2010	$14.20090	$15.69500	468,879
2011	$15.69500	$15.11194	386,271
2012	$15.11194	$17.02212	282,065
2013	$17.02212	$22.43097	203,105
2014	$22.43097	$24.29875	155,248
2015	$24.29875	$23.14368	129,621
2016	$23.14368	$27.22973	120,779
2017	$27.22973	$30.59164	113,601
2018	$30.59164	$26.03883	108,693
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$19.21126	28,508
2014	$19.21126	$19.22508	26,499
2015	$19.22508	$18.30029	18,479
2016	$18.30029	$19.98077	14,978
2017	$19.98077	$20.88923	12,698
2018	$20.88923	$19.83617	13,838
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$8.18445	50,016
2012	$8.18445	$9.29209	39,446
2013	$9.29209	$10.86702	34,796
2014	$10.86702	$10.71471	32,123
2015	$10.71471	$10.27894	36,676
2016	$10.27894	$10.05566	36,433
2017	$10.05566	$12.15803	28,409
2018	$12.15803	$10.15535	26,718

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.44673	$12.08428	56,769
2010	$12.08428	$13.54454	47,626
2011	$13.54454	$12.47525	40,354
2012	$12.47525	$13.59393	23,976
2013	$13.59393	$17.20321	11,406
2014	$17.20321	$17.65351	9,545
2015	$17.65351	$16.64604	7,228
2016	$16.64604	$18.55720	4,895
2017	$18.55720	$20.96105	4,806
2018	$20.96105	$18.25283	4,512
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.97998	$15.37356	37,570
2010	$15.37356	$19.27522	35,110
2011	$19.27522	$17.21116	29,135
2012	$17.21116	$18.92534	26,239
2013	$18.92534	$25.46762	19,687
2014	$25.46762	$27.01788	16,482
2015	$27.01788	$26.89257	7,705
2016	$26.89257	$26.64459	7,298
2017	$26.64459	$32.06185	4,922
2018	$32.06185	$29.72762	3,536
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.80988	$12.18232	346,437
2010	$12.18232	$13.75134	292,956
2011	$13.75134	$13.75470	232,818
2012	$13.75470	$15.65153	174,259
2013	$15.65153	$20.28382	129,030
2014	$20.28382	$22.57017	102,272
2015	$22.57017	$22.40659	67,223
2016	$22.40659	$24.54552	54,225
2017	$24.54552	$29.26063	40,530
2018	$29.26063	$27.36263	35,209
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.70238	$11.20986	246,373
2010	$11.20986	$11.80985	229,535
2011	$11.80985	$11.23923	87,183
2012	$11.23923	$13.02605	66,154
2013	$13.02605	$17.10142	47,545
2014	$17.10142	$17.92239	40,919
2015	$17.92239	$15.77405	37,702
2016	$15.77405	$18.32466	34,080
2017	$18.32466	$21.16335	27,858
2018	$21.16335	$16.81342	27,859
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.97385	$16.62922	52,234
2010	$16.62922	$17.97734	45,795
2011	$17.97734	$18.92941	30,337
2012	$18.92941	$21.98001	21,590
2013	$21.98001	$19.75650	14,667
2014	$19.75650	$20.02467	12,506
2015	$20.02467	$19.49443	10,519
2016	$19.49443	$21.23675	9,235
2017	$21.23675	$22.92739	7,445
2018	$22.92739	$20.99394	5,805

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.94328	$31.74609	83,569
2010	$31.74609	$37.19875	80,294
2011	$37.19875	$29.96239	73,007
2012	$29.96239	$35.37075	59,682
2013	$35.37075	$34.45986	51,847
2014	$34.45986	$32.40008	31,137
2015	$32.40008	$28.49953	25,853
2016	$28.49953	$29.93519	23,713
2017	$29.93519	$39.83270	13,683
2018	$39.83270	$32.36512	12,923
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.58442	$17.33828	406,486
2010	$17.33828	$19.47927	345,368
2011	$19.47927	$20.92624	285,154
2012	$20.92624	$23.82755	206,120
2013	$23.82755	$28.08762	138,061
2014	$28.08762	$28.91711	100,087
2015	$28.91711	$30.25299	86,929
2016	$30.25299	$31.41875	68,920
2017	$31.41875	$38.92376	57,904
2018	$38.92376	$37.66416	51,440
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$30.29242	7,761
2015	$30.29242	$25.69742	5,082
2016	$25.69742	$29.10465	4,866
2017	$29.10465	$32.27007	4,653
2018	$32.27007	$29.28022	4,217
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$17.05189	33,211
2014	$17.05189	$17.13311	26,500
2015	$17.13311	$15.77573	22,872
2016	$15.77573	$16.39510	21,980
2017	$16.39510	$18.73081	19,963
2018	$18.73081	$17.22433	19,076
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.61336	$14.01266	85,326
2010	$14.01266	$16.92528	64,912
2011	$16.92528	$16.16662	56,494
2012	$16.16662	$18.16318	39,113
2013	$18.16318	$26.43171	27,098
2014	$26.43171	$27.62330	24,220
2015	$27.62330	$30.46848	23,700
2016	$30.46848	$29.43878	23,536
2017	$29.43878	$41.42183	20,778
2018	$41.42183	$43.78066	21,731

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$12.32162	$19.10125	126,812
2010	$19.10125	$24.88910	103,709
2011	$24.88910	$22.75971	78,990
2012	$22.75971	$24.32303	61,908
2013	$24.32303	$32.94223	41,579
2014	$32.94223	$33.04876	27,394
2015	$33.04876	$30.60618	23,892
2016	$30.60618	$27.48528	19,811
2017	$27.48528	$37.52963	13,358
2018	$37.52963	$40.86061	13,004
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$13.27456	$16.80265	170,143
2010	$16.80265	$21.44007	171,244
2011	$21.44007	$22.31716	111,831
2012	$22.31716	$25.41810	94,742
2013	$25.41810	$25.47806	92,145
2014	$25.47806	$32.48433	58,360
2015	$32.48433	$32.61548	51,195
2016	$32.61548	$34.23475	46,501
2017	$34.23475	$34.69496	38,955
2018	$34.69496	$31.45299	36,102
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.47267	$12.61677	952,295
2010	$12.61677	$13.54880	811,502
2011	$13.54880	$13.97644	610,478
2012	$13.97644	$15.67085	448,539
2013	$15.67085	$15.56268	369,113
2014	$15.56268	$16.46506	297,395
2015	$16.46506	$15.85898	252,031
2016	$15.85898	$16.66779	211,524
2017	$16.66779	$17.48137	182,069
2018	$17.48137	$16.47812	152,868
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$9.31699	$15.68116	273,782
2010	$15.68116	$19.68475	202,304
2011	$19.68475	$18.04132	160,215
2012	$18.04132	$19.92117	118,866
2013	$19.92117	$29.50979	177,307
2014	$29.50979	$30.65259	72,796
2015	$30.65259	$32.71346	54,979
2016	$32.71346	$31.05233	45,195
2017	$31.05233	$45.58408	36,501
2018	$45.58408	$50.73807	31,803
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.37584	$8.89472	81,908
2010	$8.89472	$10.88700	140,599
2011	$10.88700	$9.91604	79,842
2012	$9.91604	$10.26845	72,615
2013	$10.26845	$8.62691	54,341
2014	$8.62691	$6.91589	48,451
2015	$6.91589	$5.06441	31,766
2016	$5.06441	$5.73114	29,053
2017	$5.73114	$5.76177	15,716
2018	$5.76177	$4.86963	15,684

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.38296	$12.05850	24,865
2010	$12.05850	$13.31069	79,426
2011	$13.31069	$13.92838	44,835
2012	$13.92838	$16.15599	35,514
2013	$16.15599	$14.79444	30,445
2014	$14.79444	$14.77887	13,446
2015	$14.77887	$14.21797	9,579
2016	$14.21797	$15.85525	8,520
2017	$15.85525	$17.14527	6,871
2018	$17.14527	$16.07419	6,269
PIMCO Real Return Portfolio - Advisor Shares
2009	$10.09576	$11.76294	88,562
2010	$11.76294	$12.51531	82,636
2011	$12.51531	$13.75524	86,931
2012	$13.75524	$14.72115	87,670
2013	$14.72115	$13.15186	78,228
2014	$13.15186	$13.34312	28,580
2015	$13.34312	$12.77594	25,372
2016	$12.77594	$13.22683	24,484
2017	$13.22683	$13.49344	41,617
2018	$13.49344	$12.98539	38,784
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.38782	$12.78410	395,682
2010	$12.78410	$13.60261	345,661
2011	$13.60261	$13.87047	241,198
2012	$13.87047	$14.96023	204,416
2013	$14.96023	$14.43389	167,569
2014	$14.43389	$14.81239	124,173
2015	$14.81239	$14.64250	112,383
2016	$14.64250	$14.79633	105,273
2017	$14.79633	$15.27824	76,933
2018	$15.27824	$14.95501	64,466
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$8.11330	128,237
2010	$8.11330	$9.00006	107,496
2011	$9.00006	$9.03659	112,263
2012	$9.03659	$10.62007	93,799
2013	$10.62007	$13.85318	65,769
2014	$13.85318	$15.37453	55,900
2015	$15.37453	$14.68460	50,281
2016	$14.68460	$16.44021	45,797
2017	$16.44021	$19.23709	43,709
2018	$19.23709	$17.34115	40,509
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.91968	$9.80097	22,348
2010	$9.80097	$10.70022	22,195
2011	$10.70022	$10.83307	19,174
2012	$10.83307	$12.00890	17,744
2013	$12.00890	$13.97062	13,009
2014	$13.97062	$15.23198	12,831
2015	$15.23198	$14.83540	11,181
2016	$14.83540	$15.78568	8,716
2017	$15.78568	$17.89778	7,947
2018	$17.89778	$17.07655	7,354

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05578	27,221
2017	$10.05578	$12.96829	21,473
2018	$12.96829	$13.07862	19,168
Putnam VT International Equity Fund - Class IB
2009	$11.88785	$14.59548	125,977
2010	$14.59548	$15.81972	104,118
2011	$15.81972	$12.94523	194,772
2012	$12.94523	$15.54667	181,060
2013	$15.54667	$19.61420	156,588
2014	$19.61420	$18.01233	31,795
2015	$18.01233	$17.76881	27,366
2016	$17.76881	$17.07531	21,106
2017	$17.07531	$21.29368	18,815
2018	$21.29368	$16.96634	20,770
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.03560	$11.64462	183
2010	$11.64462	$13.06793	138
2011	$13.06793	$12.87913	96
2012	$12.87913	$14.82196	0
2013	$14.82196	$19.72979	0
2014	$19.72979	$22.13997	0
2015	$22.13997	$21.33522	0
2016	$21.33522	$23.55126	0
2017	$23.55126	$28.50565	0
2018	$28.50565	$25.93627	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.35

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.62613	$11.40654	4,580
2010	$11.40654	$12.66843	3,554
2011	$12.66843	$13.23095	2,757
2012	$13.23095	$15.27313	2,253
2013	$15.27313	$20.24007	851
2014	$20.24007	$21.77980	465
2015	$21.77980	$21.75034	402
2016	$21.75034	$23.78717	68
2017	$23.78717	$27.77889	63
2018	$27.77889	$25.75160	65
AB VPS Growth Portfolio - Class B
2009	$9.41365	$12.31513	12,249
2010	$12.31513	$13.91967	10,010
2011	$13.91967	$13.83851	5,784
2012	$13.83851	$15.47508	4,765
2013	$15.47508	$20.37563	1,063
2014	$20.37563	$22.66263	1,059
2015	$22.66263	$24.28151	1,055
2016	$24.28151	$24.11230	1,051
2017	$24.11230	$31.85035	1,048
2018	$31.85035	$32.54099	1,045
AB VPS International Value Portfolio - Class B
2009	$7.55816	$9.99862	10,718
2010	$9.99862	$10.26803	10,882
2011	$10.26803	$8.14488	11,781
2012	$8.14488	$9.15745	9,116
2013	$9.15745	$11.06586	6,100
2014	$11.06586	$10.19149	5,614
2015	$10.19149	$10.27551	5,063
2016	$10.27551	$10.03694	5,228
2017	$10.03694	$12.36341	4,719
2018	$12.36341	$9.37557	3,578
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.98819	$12.13356	308
2010	$12.13356	$13.12138	307
2011	$13.12138	$12.49689	305
2012	$12.49689	$14.28775	304
2013	$14.28775	$19.27275	0
2014	$19.27275	$21.60222	0
2015	$21.60222	$23.57838	0
2016	$23.57838	$23.76286	0
2017	$23.76286	$30.81020	0
2018	$30.81020	$31.03929	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.91984	$16.74269	5,799
2010	$16.74269	$20.86835	5,511
2011	$20.86835	$18.77595	4,331
2012	$18.77595	$21.90040	3,339
2013	$21.90040	$29.67868	2,973
2014	$29.67868	$31.83583	2,102
2015	$31.83583	$29.56070	1,650
2016	$29.56070	$36.32305	1,481
2017	$36.32305	$40.36273	1,698
2018	$40.36273	$33.66134	1,529
AB VPS Value Portfolio - Class B
2009	$7.01226	$8.35673	443
2010	$8.35673	$9.16775	442
2011	$9.16775	$8.68595	441
2012	$8.68595	$9.88094	439
2013	$9.88094	$13.27893	438
2014	$13.27893	$14.48306	437
2015	$14.48306	$13.23758	436
2016	$13.23758	$14.50577	435
2017	$14.50577	$16.18234	434
2018	$16.18234	$13.48723	433
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.50589	$11.34533	20,562
2010	$11.34533	$13.06159	19,709
2011	$13.06159	$12.50279	19,131
2012	$12.50279	$14.29672	12,738
2013	$14.29672	$18.43378	9,311
2014	$18.43378	$20.26520	8,510
2015	$20.26520	$20.03600	6,682
2016	$20.03600	$21.25331	6,396
2017	$21.25331	$25.44561	4,301
2018	$25.44561	$23.38934	4,179
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.68272	$10.56812	5,689
2010	$10.56812	$10.41297	5,519
2011	$10.41297	$10.25407	5,426
2012	$10.25407	$10.09674	5,363
2013	$10.09674	$9.94225	191
2014	$9.94225	$9.79012	124
2015	$9.79012	$9.64032	45
2016	$9.64032	$9.49357	10,620
2017	$9.49357	$9.38785	13,098
2018	$9.38785	$9.37217	12,242
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.76731	$9.71375	8,349
2010	$9.71375	$10.95562	8,178
2011	$10.95562	$10.93384	7,936
2012	$10.93384	$12.72944	7,021
2013	$12.72944	$16.70076	3,170
2014	$16.70076	$18.12534	2,723
2015	$18.12534	$17.39318	2,639
2016	$17.39318	$19.83352	2,525
2017	$19.83352	$22.77398	2,473
2018	$22.77398	$20.36130	2,071

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.52526	$12.04240	2,556
2010	$12.04240	$13.47818	2,413
2011	$13.47818	$13.76425	1,740
2012	$13.76425	$15.44516	1,304
2013	$15.44516	$16.07386	1,452
2014	$16.07386	$15.96944	1,456
2015	$15.96944	$15.11565	1,409
2016	$15.11565	$16.99239	1,323
2017	$16.99239	$17.88886	1,377
2018	$17.88886	$16.97402	1,076
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$9.05387	$12.45816	2,263
2010	$12.45816	$15.77119	2,102
2011	$15.77119	$13.84346	1,943
2012	$13.84346	$15.61464	1,806
2013	$15.61464	$20.88899	1,191
2014	$20.88899	$21.80786	1,098
2015	$21.80786	$21.12228	1,008
2016	$21.12228	$23.27767	917
2017	$23.27767	$27.62846	841
2018	$27.62846	$23.18353	738
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.28618	$10.84836	2,476
2010	$10.84836	$12.41122	2,402
2011	$12.41122	$11.63349	998
2012	$11.63349	$12.51498	965
2013	$12.51498	$16.94107	113
2014	$16.94107	$17.69858	68
2015	$17.69858	$18.18680	23
2016	$18.18680	$17.39031	0
2017	$17.39031	$21.73736	0
2018	$21.73736	$22.07317	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.26580	$12.37060	13,702
2010	$12.37060	$13.72378	13,319
2011	$13.72378	$13.83507	11,897
2012	$13.83507	$15.34499	9,834
2013	$15.34499	$17.21508	9,092
2014	$17.21508	$17.73236	6,653
2015	$17.73236	$16.22761	6,505
2016	$16.22761	$18.21914	6,493
2017	$18.21914	$19.67544	2,343
2018	$19.67544	$18.53803	901
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.70097	$12.99280	3,347
2010	$12.99280	$14.32265	3,343
2011	$14.32265	$13.68514	3,336
2012	$13.68514	$15.27377	482
2013	$15.27377	$19.19167	1,099
2014	$19.19167	$19.97480	1,392
2015	$19.97480	$18.94929	1,388
2016	$18.94929	$20.93006	2,799
2017	$20.93006	$22.38148	2,838
2018	$22.38148	$19.56406	1,453

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.76931	$10.88336	15,086
2010	$10.88336	$11.91547	14,890
2011	$11.91547	$11.61009	13,587
2012	$11.61009	$13.05910	10,460
2013	$13.05910	$16.49192	3,837
2014	$16.49192	$17.39443	2,659
2015	$17.39443	$16.28106	2,667
2016	$16.28106	$18.60531	2,545
2017	$18.60531	$19.84964	2,616
2018	$19.84964	$17.77137	2,375
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.97410	$13.45828	21,441
2010	$13.45828	$14.36515	18,674
2011	$14.36515	$12.64006	17,643
2012	$12.64006	$14.71406	15,062
2013	$14.71406	$17.81545	11,079
2014	$17.81545	$15.58840	9,504
2015	$15.58840	$14.35178	8,709
2016	$14.35178	$15.14532	6,786
2017	$15.14532	$17.40286	5,282
2018	$17.40286	$14.48834	4,121
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.18905	$9.53994	3,426
2010	$9.53994	$10.44489	3,420
2011	$10.44489	$9.55914	3,034
2012	$9.55914	$11.21194	2,433
2013	$11.21194	$14.70792	1,677
2014	$14.70792	$16.35480	2,438
2015	$16.35480	$15.39235	2,427
2016	$15.39235	$16.91130	2,395
2017	$16.91130	$18.29343	2,397
2018	$18.29343	$16.48812	2,100
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.19810	$10.74787	3,276
2010	$10.74787	$13.22827	3,099
2011	$13.22827	$12.19449	2,940
2012	$12.19449	$14.22353	2,789
2013	$14.22353	$18.61118	1,181
2014	$18.61118	$20.81130	1,383
2015	$20.81130	$18.59688	1,285
2016	$18.59688	$20.78894	973
2017	$20.78894	$22.73649	891
2018	$22.73649	$20.04424	780
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.52980	$8.98152	4,343
2010	$8.98152	$9.97898	4,232
2011	$9.97898	$10.22312	3,897
2012	$10.22312	$11.52057	3,013
2013	$11.52057	$15.59910	1,773
2014	$15.59910	$17.87253	1,274
2015	$17.87253	$17.56277	1,168
2016	$17.56277	$19.14909	1,116
2017	$19.14909	$23.39407	1,004
2018	$23.39407	$21.60629	600

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.66559	$12.50202	1,883
2010	$12.50202	$14.71807	1,024
2011	$14.71807	$13.56579	721
2012	$13.56579	$15.14580	635
2013	$15.14580	$20.84724	558
2014	$20.84724	$22.20291	495
2015	$22.20291	$22.89941	404
2016	$22.89941	$23.00248	404
2017	$23.00248	$28.77198	403
2018	$28.77198	$27.22586	403
Invesco V.I. American Value Fund - Series II
2009	$12.11146	$16.59477	6,337
2010	$16.59477	$19.96371	5,752
2011	$19.96371	$19.81936	5,429
2012	$19.81936	$22.84550	4,315
2013	$22.84550	$30.12653	2,926
2014	$30.12653	$32.47397	2,298
2015	$32.47397	$28.98130	1,953
2016	$28.98130	$32.87897	1,479
2017	$32.87897	$35.50992	1,487
2018	$35.50992	$30.46336	1,020
Invesco V.I. Comstock Fund - Series II
2009	$10.29268	$13.01304	29,677
2010	$13.01304	$14.82385	26,540
2011	$14.82385	$14.28833	23,845
2012	$14.28833	$16.73008	20,520
2013	$16.73008	$22.34546	13,082
2014	$22.34546	$24.00358	11,078
2015	$24.00358	$22.16986	9,825
2016	$22.16986	$25.53760	6,280
2017	$25.53760	$29.56611	6,101
2018	$29.56611	$25.50972	5,462
Invesco V.I. Core Equity Fund - Series II
2009	$7.85899	$9.90324	2,635
2010	$9.90324	$10.65265	2,319
2011	$10.65265	$10.45814	2,068
2012	$10.45814	$11.69846	449
2013	$11.69846	$14.85128	0
2014	$14.85128	$15.76991	0
2015	$15.76991	$14.59499	0
2016	$14.59499	$15.81071	0
2017	$15.81071	$17.57329	0
2018	$17.57329	$15.63919	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.44713	$11.52815	7,746
2010	$11.52815	$12.50887	3,308
2011	$12.50887	$12.30865	2,220
2012	$12.30865	$14.34479	2,020
2013	$14.34479	$18.46938	1,830
2014	$18.46938	$20.46452	0
2015	$20.46452	$20.51529	0
2016	$20.51529	$23.13681	1,989
2017	$23.13681	$24.68407	1,982
2018	$24.68407	$22.40419	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.56634	$13.94926	5,886
2010	$13.94926	$15.38699	5,820
2011	$15.38699	$14.95360	5,758
2012	$14.95360	$16.54666	3,551
2013	$16.54666	$20.34628	0
2014	$20.34628	$21.78927	0
2015	$21.78927	$20.89907	0
2016	$20.89907	$23.63101	0
2017	$23.63101	$25.77742	0
2018	$25.77742	$22.91068	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$12.28098	2,181
2012	$12.28098	$13.71308	1,780
2013	$13.71308	$16.50642	1,331
2014	$16.50642	$16.33088	1,368
2015	$16.33088	$15.81421	1,328
2016	$15.81421	$16.58409	1,323
2017	$16.58409	$20.02052	1,272
2018	$20.02052	$16.64722	1,303
Invesco V.I. Growth and Income Fund - Series II
2009	$11.58194	$14.15287	16,560
2010	$14.15287	$15.63398	14,504
2011	$15.63398	$15.04556	12,922
2012	$15.04556	$16.93874	10,458
2013	$16.93874	$22.30977	8,301
2014	$22.30977	$24.15519	7,584
2015	$24.15519	$22.99525	6,211
2016	$22.99525	$27.04142	5,960
2017	$27.04142	$30.36485	5,837
2018	$30.36485	$25.83277	3,363
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$19.10755	1,431
2014	$19.10755	$19.11159	1,085
2015	$19.11159	$18.18303	1,050
2016	$18.18303	$19.84271	1,036
2017	$19.84271	$20.73449	1,204
2018	$20.73449	$19.67932	1,173
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$8.16089	3,129
2012	$8.16089	$9.26064	3,043
2013	$9.26064	$10.82474	2,336
2014	$10.82474	$10.66761	2,273
2015	$10.66761	$10.22856	2,202
2016	$10.22856	$10.00131	2,160
2017	$10.00131	$12.08629	0
2018	$12.08629	$10.09034	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.42436	$12.04956	1,556
2010	$12.04956	$13.49878	1,086
2011	$13.49878	$12.42681	658
2012	$12.42681	$13.53426	651
2013	$13.53426	$17.11900	607
2014	$17.11900	$17.55817	597
2015	$17.55817	$16.54773	593
2016	$16.54773	$18.43827	584
2017	$18.43827	$20.81627	576
2018	$20.81627	$18.11762	108
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.95130	$15.32159	2,129
2010	$15.32159	$19.20032	0
2011	$19.20032	$17.13557	0
2012	$17.13557	$18.83264	0
2013	$18.83264	$25.33003	0
2014	$25.33003	$26.85825	0
2015	$26.85825	$26.72012	0
2016	$26.72012	$26.46033	0
2017	$26.46033	$31.82418	0
2018	$31.82418	$29.49239	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.78170	$12.14116	18,517
2010	$12.14116	$13.69794	14,785
2011	$13.69794	$13.69435	13,984
2012	$13.69435	$15.57493	9,325
2013	$15.57493	$20.17431	8,307
2014	$20.17431	$22.43694	6,668
2015	$22.43694	$22.26302	6,293
2016	$22.26302	$24.37591	5,997
2017	$24.37591	$29.04388	5,647
2018	$29.04388	$27.14624	4,855
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.68023	$11.17195	3,298
2010	$11.17195	$11.76394	3,040
2011	$11.76394	$11.18987	1,948
2012	$11.18987	$12.96226	1,341
2013	$12.96226	$17.00905	1,096
2014	$17.00905	$17.81653	631
2015	$17.81653	$15.67291	558
2016	$15.67291	$18.19796	89
2017	$18.19796	$21.00649	84
2018	$21.00649	$16.68037	100
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.93657	$16.57304	1,605
2010	$16.57304	$17.90750	1,616
2011	$17.90750	$18.84632	1,558
2012	$18.84632	$21.87240	1,508
2013	$21.87240	$19.64980	1,305
2014	$19.64980	$19.90641	883
2015	$19.90641	$19.36948	826
2016	$19.36948	$21.08996	822
2017	$21.08996	$22.75750	943
2018	$22.75750	$20.82786	947

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.88887	$31.63883	1,293
2010	$31.63883	$37.05429	1,245
2011	$37.05429	$29.83089	4,323
2012	$29.83089	$35.19760	1,172
2013	$35.19760	$34.27376	937
2014	$34.27376	$32.20874	935
2015	$32.20874	$28.31682	916
2016	$28.31682	$29.72823	906
2017	$29.72823	$39.53752	839
2018	$39.53752	$32.10906	867
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.54537	$17.27966	10,661
2010	$17.27966	$19.40356	9,193
2011	$19.40356	$20.83435	5,253
2012	$20.83435	$23.71085	4,179
2013	$23.71085	$27.93588	3,440
2014	$27.93588	$28.74630	2,969
2015	$28.74630	$30.05902	1,635
2016	$30.05902	$31.20152	1,436
2017	$31.20152	$38.63527	1,341
2018	$38.63527	$37.36615	1,199
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$30.11355	0
2015	$30.11355	$25.53271	0
2016	$25.53271	$28.90347	0
2017	$28.90347	$32.03096	0
2018	$32.03096	$29.04861	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.95981	145
2014	$16.95981	$17.03194	124
2015	$17.03194	$15.67461	103
2016	$15.67461	$16.28178	81
2017	$16.28178	$18.59201	62
2018	$18.59201	$17.08807	44
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.58859	$13.96528	1,565
2010	$13.96528	$16.85949	1,565
2011	$16.85949	$16.09563	1,565
2012	$16.09563	$18.07422	1,565
2013	$18.07422	$26.28892	1,565
2014	$26.28892	$27.46012	1,565
2015	$27.46012	$30.27312	1,565
2016	$30.27312	$29.23522	1,565
2017	$29.23522	$41.11481	0
2018	$41.11481	$43.43426	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$12.28624	$19.03674	4,829
2010	$19.03674	$24.79247	4,449
2011	$24.79247	$22.65985	3,716
2012	$22.65985	$24.20400	2,327
2013	$24.20400	$32.76440	1,959
2014	$32.76440	$32.85367	991
2015	$32.85367	$30.41007	665
2016	$30.41007	$27.29533	700
2017	$27.29533	$37.25161	626
2018	$37.25161	$40.53746	582
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$13.23640	$16.74583	5,851
2010	$16.74583	$21.35673	5,269
2011	$21.35673	$22.21915	3,980
2012	$22.21915	$25.29362	3,638
2013	$25.29362	$25.34040	2,571
2014	$25.34040	$32.29243	2,034
2015	$32.29243	$32.40636	1,569
2016	$32.40636	$33.99805	1,293
2017	$33.99805	$34.43781	1,316
2018	$34.43781	$31.20412	1,317
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.44259	$12.57415	37,518
2010	$12.57415	$13.49618	36,670
2011	$13.49618	$13.91510	31,786
2012	$13.91510	$15.59416	22,682
2013	$15.59416	$15.47865	14,704
2014	$15.47865	$16.36784	12,248
2015	$16.36784	$15.75734	11,367
2016	$15.75734	$16.55259	9,901
2017	$16.55259	$17.35186	10,239
2018	$17.35186	$16.34781	6,841
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$9.29020	$15.62814	10,319
2010	$15.62814	$19.60827	8,317
2011	$19.60827	$17.96212	7,125
2012	$17.96212	$19.82362	5,690
2013	$19.82362	$29.35041	4,091
2014	$29.35041	$30.47156	2,711
2015	$30.47156	$32.50376	1,614
2016	$32.50376	$30.83765	1,505
2017	$30.83765	$45.24629	1,218
2018	$45.24629	$50.33669	1,015
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.36718	$8.87814	4,150
2010	$8.87814	$10.86120	3,833
2011	$10.86120	$9.88753	3,998
2012	$9.88753	$10.23372	4,149
2013	$10.23372	$8.59338	4,356
2014	$8.59338	$6.88551	5,204
2015	$6.88551	$5.03960	6,554
2016	$5.03960	$5.70018	6,201
2017	$5.70018	$5.72776	7,580
2018	$5.72776	$4.83845	8,217

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.37023	$12.03604	1,515
2010	$12.03604	$13.27916	1,511
2011	$13.27916	$13.88836	1,444
2012	$13.88836	$16.10138	1,380
2013	$16.10138	$14.73693	1,222
2014	$14.73693	$14.71395	1,193
2015	$14.71395	$14.14832	1,132
2016	$14.14832	$15.76962	1,100
2017	$15.76962	$17.04412	1,259
2018	$17.04412	$15.97132	1,235
PIMCO Real Return Portfolio - Advisor Shares
2009	$10.08203	$11.74100	2,964
2010	$11.74100	$12.48562	2,925
2011	$12.48562	$13.71567	2,854
2012	$13.71567	$14.67134	8,876
2013	$14.67134	$13.10071	2,153
2014	$13.10071	$13.28448	2,146
2015	$13.28448	$12.71334	2,139
2016	$12.71334	$13.15535	0
2017	$13.15535	$13.41380	1,979
2018	$13.41380	$12.90225	1,019
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.37235	$12.76026	7,145
2010	$12.76026	$13.57035	6,971
2011	$13.57035	$13.83057	6,713
2012	$13.83057	$14.90961	4,816
2013	$14.90961	$14.37775	4,436
2014	$14.37775	$14.74729	4,240
2015	$14.74729	$14.57075	4,036
2016	$14.57075	$14.71637	3,898
2017	$14.71637	$15.18806	3,855
2018	$15.18806	$14.85924	1,225
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$8.09406	4,367
2010	$8.09406	$8.97415	4,206
2011	$8.97415	$9.00602	3,948
2012	$9.00602	$10.57875	2,795
2013	$10.57875	$13.79230	1,447
2014	$13.79230	$15.29919	1,108
2015	$15.29919	$14.60522	1,042
2016	$14.60522	$16.34306	958
2017	$16.34306	$19.11382	901
2018	$19.11382	$17.22135	451
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.89690	$9.76783	293
2010	$9.76783	$10.65863	257
2011	$10.65863	$10.78548	225
2012	$10.78548	$11.95007	194
2013	$11.95007	$13.89513	167
2014	$13.89513	$15.14200	143
2015	$15.14200	$14.74027	118
2016	$14.74027	$15.67652	93
2017	$15.67652	$17.76511	71
2018	$17.76511	$16.94143	51

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05520	0
2017	$10.05520	$12.96104	0
2018	$12.96104	$13.06472	0
Putnam VT International Equity Fund - Class IB
2009	$11.85368	$14.54613	5,610
2010	$14.54613	$15.75824	4,485
2011	$15.75824	$12.88838	3,354
2012	$12.88838	$15.47051	3,107
2013	$15.47051	$19.50823	2,683
2014	$19.50823	$17.90592	2,805
2015	$17.90592	$17.65487	2,701
2016	$17.65487	$16.95723	1,922
2017	$16.95723	$21.13583	882
2018	$21.13583	$16.83206	879
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$9.00965	$11.60529	0
2010	$11.60529	$13.01720	0
2011	$13.01720	$12.82264	0
2012	$12.82264	$14.74946	0
2013	$14.74946	$19.62332	0
2014	$19.62332	$22.00933	0
2015	$22.00933	$21.19855	0
2016	$21.19855	$23.38856	0
2017	$23.38856	$28.29456	0
2018	$28.29456	$25.73122	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With the Enhanced Beneficiary Protection (Annual Increase) Option
Mortality & Expense = 1.40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.59845	$11.36797	54,643
2010	$11.36797	$12.61917	50,994
2011	$12.61917	$13.17282	37,549
2012	$13.17282	$15.19829	32,441
2013	$15.19829	$20.13067	25,429
2014	$20.13067	$21.65108	18,139
2015	$21.65108	$21.61080	14,064
2016	$21.61080	$23.62260	11,732
2017	$23.62260	$27.57287	8,958
2018	$27.57287	$25.54771	6,995
AB VPS Growth Portfolio - Class B
2009	$9.38658	$12.27349	40,381
2010	$12.27349	$13.86557	37,014
2011	$13.86557	$13.77773	34,540
2012	$13.77773	$15.39929	29,079
2013	$15.39929	$20.26555	20,490
2014	$20.26555	$22.52875	18,150
2015	$22.52875	$24.12579	11,751
2016	$24.12579	$23.94552	10,653
2017	$23.94552	$31.61422	5,954
2018	$31.61422	$32.28346	4,905
AB VPS International Value Portfolio - Class B
2009	$7.54406	$9.97489	63,632
2010	$9.97489	$10.23846	59,153
2011	$10.23846	$8.11730	58,001
2012	$8.11730	$9.12179	51,140
2013	$9.12179	$11.01717	38,896
2014	$11.01717	$10.14149	33,640
2015	$10.14149	$10.21990	28,638
2016	$10.21990	$9.97756	20,851
2017	$9.97756	$12.28411	14,132
2018	$12.28411	$9.31074	13,718
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.96233	$12.09252	8,570
2010	$12.09252	$13.07035	7,365
2011	$13.07035	$12.44198	6,431
2012	$12.44198	$14.21773	4,855
2013	$14.21773	$19.16856	2,492
2014	$19.16856	$21.47454	1,577
2015	$21.47454	$23.42710	1,450
2016	$23.42710	$23.59844	1,480
2017	$23.59844	$30.58168	1,201
2018	$30.58168	$30.79355	1,167

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.88555	$16.68607	36,628
2010	$16.68607	$20.78724	33,506
2011	$20.78724	$18.69349	30,766
2012	$18.69349	$21.79310	24,337
2013	$21.79310	$29.51829	19,231
2014	$29.51829	$31.64769	16,247
2015	$31.64769	$29.37107	14,855
2016	$29.37107	$36.07175	13,070
2017	$36.07175	$40.06340	9,840
2018	$40.06340	$33.39485	9,030
AB VPS Value Portfolio - Class B
2009	$6.99919	$8.33690	6,934
2010	$8.33690	$9.14137	6,774
2011	$9.14137	$8.65657	4,564
2012	$8.65657	$9.84251	4,335
2013	$9.84251	$13.22058	3,460
2014	$13.22058	$14.41209	1,989
2015	$14.41209	$13.16601	1,724
2016	$13.16601	$14.42005	1,617
2017	$14.42005	$16.07866	857
2018	$16.07866	$13.39406	647
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.49002	$11.31841	63,334
2010	$11.31841	$13.02399	62,308
2011	$13.02399	$12.46047	53,819
2012	$12.46047	$14.24108	44,395
2013	$14.24108	$18.35274	36,997
2014	$18.35274	$20.16587	33,679
2015	$20.16587	$19.92766	25,878
2016	$19.92766	$21.12770	18,504
2017	$21.12770	$25.28254	15,534
2018	$25.28254	$23.22772	15,110
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.66820	$10.54840	65,722
2010	$10.54840	$10.38826	65,083
2011	$10.38826	$10.22455	62,819
2012	$10.22455	$10.06255	62,269
2013	$10.06255	$9.90354	30,699
2014	$9.90354	$9.74705	17,833
2015	$9.74705	$9.59303	16,477
2016	$9.59303	$9.44222	92,869
2017	$9.44222	$9.33238	89,514
2018	$9.33238	$9.31212	112,227
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.75282	$9.69071	23,797
2010	$9.69071	$10.92409	21,483
2011	$10.92409	$10.89684	18,872
2012	$10.89684	$12.67990	16,673
2013	$12.67990	$16.62733	12,499
2014	$16.62733	$18.03648	8,969
2015	$18.03648	$17.29912	8,728
2016	$17.29912	$19.71628	6,495
2017	$19.71628	$22.62802	5,550
2018	$22.62802	$20.22059	5,204

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.50937	$12.01387	33,459
2010	$12.01387	$13.43943	29,173
2011	$13.43943	$13.71773	21,233
2012	$13.71773	$15.38512	17,892
2013	$15.38512	$16.00324	16,460
2014	$16.00324	$15.89120	15,564
2015	$15.89120	$15.03397	15,010
2016	$15.03397	$16.89200	11,987
2017	$16.89200	$17.77426	4,107
2018	$17.77426	$16.85679	3,124
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$9.03699	$12.42862	21,447
2010	$12.42862	$15.72582	19,349
2011	$15.72582	$13.79663	18,387
2012	$13.79663	$15.55390	13,667
2013	$15.55390	$20.79717	11,268
2014	$20.79717	$21.70097	8,018
2015	$21.70097	$21.00807	3,452
2016	$21.00807	$23.14008	3,264
2017	$23.14008	$27.45141	3,102
2018	$27.45141	$23.02335	3,524
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.27072	$10.82262	5,634
2010	$10.82262	$12.37548	4,844
2011	$12.37548	$11.59411	2,590
2012	$11.59411	$12.46626	2,376
2013	$12.46626	$16.86656	1,706
2014	$16.86656	$17.61179	1,218
2015	$17.61179	$18.08841	0
2016	$18.08841	$17.28747	0
2017	$17.28747	$21.59797	0
2018	$21.59797	$21.92058	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.24386	$12.33504	70,114
2010	$12.33504	$13.67738	62,294
2011	$13.67738	$13.78132	49,041
2012	$13.78132	$15.27759	44,991
2013	$15.27759	$17.13076	40,342
2014	$17.13076	$17.63654	38,929
2015	$17.63654	$16.13172	20,729
2016	$16.13172	$18.10230	16,212
2017	$18.10230	$19.53946	11,137
2018	$19.53946	$18.40064	10,820
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.68101	$12.96197	20,550
2010	$12.96197	$14.28142	18,235
2011	$14.28142	$13.63882	10,939
2012	$13.63882	$15.21432	9,889
2013	$15.21432	$19.10727	9,174
2014	$19.10727	$19.87687	8,554
2015	$19.87687	$18.84679	3,500
2016	$18.84679	$20.80631	1,111
2017	$20.80631	$22.23799	903
2018	$22.23799	$19.42883	902

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.74855	$10.85207	40,783
2010	$10.85207	$11.87520	37,351
2011	$11.87520	$11.56499	34,071
2012	$11.56499	$13.00175	27,100
2013	$13.00175	$16.41116	22,419
2014	$16.41116	$17.30046	20,361
2015	$17.30046	$16.18487	12,837
2016	$16.18487	$18.48602	8,055
2017	$18.48602	$19.71249	7,716
2018	$19.71249	$17.63969	7,209
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.95048	$13.41959	64,268
2010	$13.41959	$14.31660	59,187
2011	$14.31660	$12.59095	58,472
2012	$12.59095	$14.64942	50,585
2013	$14.64942	$17.72818	40,431
2014	$17.72818	$15.50414	34,596
2015	$15.50414	$14.26694	29,901
2016	$14.26694	$15.04817	18,660
2017	$15.04817	$17.28256	12,573
2018	$17.28256	$14.38094	12,025
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.17377	$9.51729	15,857
2010	$9.51729	$10.41481	13,110
2011	$10.41481	$9.52678	9,925
2012	$9.52678	$11.16830	8,278
2013	$11.16830	$14.64323	5,223
2014	$14.64323	$16.27458	3,268
2015	$16.27458	$15.30908	3,210
2016	$15.30908	$16.81128	1,169
2017	$16.81128	$18.17611	2,175
2018	$18.17611	$16.37412	1,827
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.18282	$10.72239	7,463
2010	$10.72239	$13.19021	7,233
2011	$13.19021	$12.15323	6,991
2012	$12.15323	$14.16819	5,455
2013	$14.16819	$18.52936	4,498
2014	$18.52936	$20.70928	4,455
2015	$20.70928	$18.49632	4,035
2016	$18.49632	$20.66605	3,981
2017	$20.66605	$22.59078	3,346
2018	$22.59078	$19.90573	3,272
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.51576	$8.96023	27,207
2010	$8.96023	$9.95028	22,553
2011	$9.95028	$10.18856	19,865
2012	$10.18856	$11.47578	15,765
2013	$11.47578	$15.53057	11,387
2014	$15.53057	$17.78498	8,282
2015	$17.78498	$17.46785	8,151
2016	$17.46785	$19.03595	5,335
2017	$19.03595	$23.24419	5,210
2018	$23.24419	$21.45703	4,968

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.64355	$12.45975	28,877
2010	$12.45975	$14.66086	26,109
2011	$14.66086	$13.50621	20,813
2012	$13.50621	$15.07161	22,226
2013	$15.07161	$20.73458	19,398
2014	$20.73458	$22.07171	15,283
2015	$22.07171	$22.75254	6,670
2016	$22.75254	$22.84339	6,125
2017	$22.84339	$28.55865	5,500
2018	$28.55865	$27.01037	4,994
Invesco V.I. American Value Fund - Series II
2009	$12.07664	$16.53866	52,371
2010	$16.53866	$19.88613	42,971
2011	$19.88613	$19.73232	37,002
2012	$19.73232	$22.73360	26,559
2013	$22.73360	$29.96376	21,107
2014	$29.96376	$32.28212	16,634
2015	$32.28212	$28.79545	16,194
2016	$28.79545	$32.65156	10,914
2017	$32.65156	$35.24665	8,561
2018	$35.24665	$30.22227	7,151
Invesco V.I. Comstock Fund - Series II
2009	$10.26309	$12.96903	197,247
2010	$12.96903	$14.76621	178,686
2011	$14.76621	$14.22556	156,191
2012	$14.22556	$16.64813	127,141
2013	$16.64813	$22.22472	97,693
2014	$22.22472	$23.86177	78,370
2015	$23.86177	$22.02768	70,343
2016	$22.02768	$25.36097	63,040
2017	$25.36097	$29.34690	54,591
2018	$29.34690	$25.30781	44,978
Invesco V.I. Core Equity Fund - Series II
2009	$7.84831	$9.88476	4,980
2010	$9.88476	$10.62739	5,000
2011	$10.62739	$10.42805	4,988
2012	$10.42805	$11.65886	4,892
2013	$11.65886	$14.79351	4,191
2014	$14.79351	$15.70061	3,744
2015	$15.70061	$14.52345	3,769
2016	$14.52345	$15.72523	3,018
2017	$15.72523	$17.46953	2,723
2018	$17.46953	$15.53900	2,217
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.41999	$11.48918	50,186
2010	$11.48918	$12.46027	44,706
2011	$12.46027	$12.25462	41,706
2012	$12.25462	$14.27455	40,021
2013	$14.27455	$18.36962	32,463
2014	$18.36962	$20.34365	18,308
2015	$20.34365	$20.38376	13,290
2016	$20.38376	$22.97684	14,211
2017	$22.97684	$24.50111	13,449
2018	$24.50111	$22.22692	12,338

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.53310	$13.90211	59,675
2010	$13.90211	$15.32720	53,031
2011	$15.32720	$14.88795	52,987
2012	$14.88795	$16.46562	41,700
2013	$16.46562	$20.23635	28,774
2014	$20.23635	$21.66055	24,933
2015	$21.66055	$20.76505	29,771
2016	$20.76505	$23.46758	24,590
2017	$23.46758	$25.58633	23,430
2018	$25.58633	$22.72937	13,887
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$12.22703	33,503
2012	$12.22703	$13.64588	30,815
2013	$13.64588	$16.41719	21,356
2014	$16.41719	$16.23435	19,720
2015	$16.23435	$15.71275	15,286
2016	$15.71275	$16.46934	12,904
2017	$16.46934	$19.87203	10,317
2018	$19.87203	$16.51541	10,201
Invesco V.I. Growth and Income Fund - Series II
2009	$11.54866	$14.10503	102,265
2010	$14.10503	$15.57323	92,555
2011	$15.57323	$14.97948	77,973
2012	$14.97948	$16.85576	60,105
2013	$16.85576	$22.18922	48,564
2014	$22.18922	$24.01248	36,331
2015	$24.01248	$22.84777	31,639
2016	$22.84777	$26.85437	28,186
2017	$26.85437	$30.13970	25,402
2018	$30.13970	$25.62829	21,511
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$19.00426	5,910
2014	$19.00426	$18.99861	4,861
2015	$18.99861	$18.06637	4,329
2016	$18.06637	$19.70540	3,823
2017	$19.70540	$20.58069	3,446
2018	$20.58069	$19.52349	3,331
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$8.13741	1,825
2012	$8.13741	$9.22930	1,796
2013	$9.22930	$10.78265	501
2014	$10.78265	$10.62072	498
2015	$10.62072	$10.17843	883
2016	$10.17843	$9.94725	491
2017	$9.94725	$12.01492	488
2018	$12.01492	$10.02569	485

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.40203	$12.01489	4,227
2010	$12.01489	$13.45312	4,185
2011	$13.45312	$12.37849	4,278
2012	$12.37849	$13.47477	2,790
2013	$13.47477	$17.03511	2,550
2014	$17.03511	$17.46325	1,750
2015	$17.46325	$16.44992	1,780
2016	$16.44992	$18.31999	801
2017	$18.31999	$20.67238	764
2018	$20.67238	$17.98331	723
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.92268	$15.26979	9,700
2010	$15.26979	$19.12569	9,164
2011	$19.12569	$17.06031	7,329
2012	$17.06031	$18.74038	6,266
2013	$18.74038	$25.19315	2,910
2014	$25.19315	$26.69955	2,298
2015	$26.69955	$26.54874	1,305
2016	$26.54874	$26.27730	1,193
2017	$26.27730	$31.58821	1,188
2018	$31.58821	$29.25895	1,182
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.75357	$12.10009	154,195
2010	$12.10009	$13.64467	139,023
2011	$13.64467	$13.63418	124,913
2012	$13.63418	$15.49861	115,156
2013	$15.49861	$20.06526	61,270
2014	$20.06526	$22.30433	40,127
2015	$22.30433	$22.12020	33,982
2016	$22.12020	$24.20727	26,769
2017	$24.20727	$28.82850	22,829
2018	$28.82850	$26.93136	21,451
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.65813	$11.13415	33,633
2010	$11.13415	$11.71819	31,734
2011	$11.71819	$11.14069	25,459
2012	$11.14069	$12.89872	23,395
2013	$12.89872	$16.91708	14,438
2014	$16.91708	$17.71120	11,565
2015	$17.71120	$15.57234	11,012
2016	$15.57234	$18.07202	9,984
2017	$18.07202	$20.85067	8,624
2018	$20.85067	$16.54830	7,850
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.89936	$16.51699	10,798
2010	$16.51699	$17.83790	9,872
2011	$17.83790	$18.76356	8,162
2012	$18.76356	$21.76527	6,847
2013	$21.76527	$19.54361	7,297
2014	$19.54361	$19.78877	4,971
2015	$19.78877	$19.24523	4,843
2016	$19.24523	$20.94406	2,943
2017	$20.94406	$22.58874	2,945
2018	$22.58874	$20.66300	1,858

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.83456	$31.53187	15,029
2010	$31.53187	$36.91028	15,246
2011	$36.91028	$29.69988	13,300
2012	$29.69988	$35.02517	8,731
2013	$35.02517	$34.08853	6,428
2014	$34.08853	$32.01840	4,837
2015	$32.01840	$28.13517	3,473
2016	$28.13517	$29.52256	3,300
2017	$29.52256	$39.24434	3,156
2018	$39.24434	$31.85489	2,861
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.50645	$17.22126	83,163
2010	$17.22126	$19.32817	74,100
2011	$19.32817	$20.74289	60,397
2012	$20.74289	$23.59475	52,330
2013	$23.59475	$27.78499	46,352
2014	$27.78499	$28.57651	33,714
2015	$28.57651	$29.86630	30,571
2016	$29.86630	$30.98577	23,059
2017	$30.98577	$38.34891	20,807
2018	$38.34891	$37.07049	19,279
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$29.93565	558
2015	$29.93565	$25.36897	534
2016	$25.36897	$28.70358	296
2017	$28.70358	$31.79349	233
2018	$31.79349	$28.81872	69
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.86815	12,791
2014	$16.86815	$16.93129	10,619
2015	$16.93129	$15.57406	9,065
2016	$15.57406	$16.16913	8,182
2017	$16.16913	$18.45413	5,633
2018	$18.45413	$16.95281	4,823
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.56389	$13.91804	14,718
2010	$13.91804	$16.79394	13,322
2011	$16.79394	$16.02492	8,211
2012	$16.02492	$17.98566	5,942
2013	$17.98566	$26.14684	5,784
2014	$26.14684	$27.29785	5,049
2015	$27.29785	$30.07894	4,191
2016	$30.07894	$29.03298	4,340
2017	$29.03298	$40.80994	3,214
2018	$40.80994	$43.09046	3,019

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$12.25092	$18.97238	33,543
2010	$18.97238	$24.69613	30,247
2011	$24.69613	$22.56035	24,438
2012	$22.56035	$24.08545	21,112
2013	$24.08545	$32.58739	17,955
2014	$32.58739	$32.65958	14,988
2015	$32.65958	$30.21504	11,546
2016	$30.21504	$27.10654	11,011
2017	$27.10654	$36.97544	8,209
2018	$36.97544	$40.21664	7,623
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$13.19832	$16.68917	44,809
2010	$16.68917	$21.27369	39,618
2011	$21.27369	$22.12155	30,901
2012	$22.12155	$25.16970	25,153
2013	$25.16970	$25.20345	22,808
2014	$25.20345	$32.10162	14,635
2015	$32.10162	$32.19852	12,054
2016	$32.19852	$33.76290	9,905
2017	$33.76290	$34.18247	5,379
2018	$34.18247	$30.95716	4,659
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.41255	$12.53161	225,564
2010	$12.53161	$13.44369	199,383
2011	$13.44369	$13.85397	156,491
2012	$13.85397	$15.51775	138,887
2013	$15.51775	$15.39498	123,255
2014	$15.39498	$16.27108	106,441
2015	$16.27108	$15.65623	95,700
2016	$15.65623	$16.43807	69,594
2017	$16.43807	$17.22315	57,593
2018	$17.22315	$16.21837	43,134
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$9.26348	$15.57527	46,481
2010	$15.57527	$19.53201	37,875
2011	$19.53201	$17.88319	28,952
2012	$17.88319	$19.72647	27,149
2013	$19.72647	$29.19175	23,572
2014	$29.19175	$30.29144	16,332
2015	$30.29144	$32.29522	13,559
2016	$32.29522	$30.62429	13,131
2017	$30.62429	$44.91075	11,678
2018	$44.91075	$49.93821	10,424
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.35852	$8.86156	5,450
2010	$8.86156	$10.83541	9,015
2011	$10.83541	$9.85905	4,193
2012	$9.85905	$10.19905	3,938
2013	$10.19905	$8.55990	3,705
2014	$8.55990	$6.85520	3,614
2015	$6.85520	$5.01486	3,671
2016	$5.01486	$5.66933	3,502
2017	$5.66933	$5.69392	2,739
2018	$5.69392	$4.80744	2,538

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.35749	$12.01358	1,937
2010	$12.01358	$13.24767	2,482
2011	$13.24767	$13.84839	1,653
2012	$13.84839	$16.04688	2,049
2013	$16.04688	$14.67959	2,390
2014	$14.67959	$14.64926	2,387
2015	$14.64926	$14.07897	1,206
2016	$14.07897	$15.68435	1,438
2017	$15.68435	$16.94348	1,635
2018	$16.94348	$15.86900	1,617
PIMCO Real Return Portfolio - Advisor Shares
2009	$10.06833	$11.71910	29,180
2010	$11.71910	$12.45601	12,879
2011	$12.45601	$13.67622	10,898
2012	$13.67622	$14.62169	8,562
2013	$14.62169	$13.04974	8,093
2014	$13.04974	$13.22608	7,209
2015	$13.22608	$12.65101	5,028
2016	$12.65101	$13.08422	2,311
2017	$13.08422	$13.33458	6,661
2018	$13.33458	$12.81959	6,208
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.35692	$12.73648	55,043
2010	$12.73648	$13.53817	74,760
2011	$13.53817	$13.79079	60,662
2012	$13.79079	$14.85916	46,083
2013	$14.85916	$14.32182	41,730
2014	$14.32182	$14.68246	40,197
2015	$14.68246	$14.49932	28,630
2016	$14.49932	$14.63681	24,215
2017	$14.63681	$15.09838	24,154
2018	$15.09838	$14.76406	19,480
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$8.07484	21,326
2010	$8.07484	$8.94830	17,115
2011	$8.94830	$8.97552	15,129
2012	$8.97552	$10.53757	13,420
2013	$10.53757	$13.73162	9,268
2014	$13.73162	$15.22416	5,864
2015	$15.22416	$14.52622	5,823
2016	$14.52622	$16.24643	2,708
2017	$16.24643	$18.99129	4,252
2018	$18.99129	$17.10233	3,885
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.87419	$9.73479	13,006
2010	$9.73479	$10.61720	11,097
2011	$10.61720	$10.73812	8,963
2012	$10.73812	$11.89154	8,719
2013	$11.89154	$13.82006	8,276
2014	$13.82006	$15.05253	4,273
2015	$15.05253	$14.64574	4,150
2016	$14.64574	$15.56810	4,156
2017	$15.56810	$17.63341	4,216
2018	$17.63341	$16.80735	2,140

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05461	6,093
2017	$10.05461	$12.95379	5,499
2018	$12.95379	$13.05084	4,479
Putnam VT International Equity Fund - Class IB
2009	$11.81959	$14.49693	20,765
2010	$14.49693	$15.69697	19,881
2011	$15.69697	$12.83175	18,338
2012	$12.83175	$15.39471	14,791
2013	$15.39471	$19.40279	10,678
2014	$19.40279	$17.80009	7,413
2015	$17.80009	$17.54160	5,710
2016	$17.54160	$16.83991	5,329
2017	$16.83991	$20.97908	5,205
2018	$20.97908	$16.69880	5,164
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.98373	$11.56601	710
2010	$11.56601	$12.96656	695
2011	$12.96656	$12.76628	0
2012	$12.76628	$14.67715	0
2013	$14.67715	$19.51720	0
2014	$19.51720	$21.87918	0
2015	$21.87918	$21.06249	0
2016	$21.06249	$23.22668	0
2017	$23.22668	$28.08466	0
2018	$28.08466	$25.52745	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 1.50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.54329	$11.29115	1,345
2010	$11.29115	$12.52119	1,325
2011	$12.52119	$13.05728	1,163
2012	$13.05728	$15.04965	658
2013	$15.04965	$19.91356	457
2014	$19.91356	$21.39581	439
2015	$21.39581	$21.33431	399
2016	$21.33431	$23.29675	357
2017	$23.29675	$27.16527	0
2018	$27.16527	$25.14467	0
AB VPS Growth Portfolio - Class B
2009	$9.33262	$12.19055	8,344
2010	$12.19055	$13.75789	6,950
2011	$13.75789	$13.65687	6,820
2012	$13.65687	$15.24865	3,411
2013	$15.24865	$20.04693	3,270
2014	$20.04693	$22.26307	3,149
2015	$22.26307	$23.81707	2,334
2016	$23.81707	$23.61517	2,262
2017	$23.61517	$31.14682	0
2018	$31.14682	$31.77406	0
AB VPS International Value Portfolio - Class B
2009	$7.51592	$9.92759	12,485
2010	$9.92759	$10.17957	12,862
2011	$10.17957	$8.06241	15,105
2012	$8.06241	$9.05089	9,265
2013	$9.05089	$10.92044	5,024
2014	$10.92044	$10.04224	3,641
2015	$10.04224	$10.10959	3,215
2016	$10.10959	$9.85987	3,056
2017	$9.85987	$12.12704	2,144
2018	$12.12704	$9.18241	1,866
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.91082	$12.01080	0
2010	$12.01080	$12.96885	0
2011	$12.96885	$12.33285	0
2012	$12.33285	$14.07869	0
2013	$14.07869	$18.96185	0
2014	$18.96185	$21.22137	0
2015	$21.22137	$23.12741	0
2016	$23.12741	$23.27295	0
2017	$23.27295	$30.12963	0
2018	$30.12963	$30.30775	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.81726	$16.57333	5,966
2010	$16.57333	$20.62585	4,682
2011	$20.62585	$18.52952	3,950
2012	$18.52952	$21.57996	2,364
2013	$21.57996	$29.19993	2,274
2014	$29.19993	$31.27456	2,197
2015	$31.27456	$28.99529	1,819
2016	$28.99529	$35.57418	1,763
2017	$35.57418	$39.47114	0
2018	$39.47114	$32.86795	0
AB VPS Value Portfolio - Class B
2009	$6.97306	$8.29735	1,223
2010	$8.29735	$9.08876	1,156
2011	$9.08876	$8.59801	1,085
2012	$8.59801	$9.76596	1,019
2013	$9.76596	$13.10445	956
2014	$13.10445	$14.27098	891
2015	$14.27098	$13.02386	822
2016	$13.02386	$14.24991	755
2017	$14.24991	$15.87301	693
2018	$15.87301	$13.20940	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.45836	$11.26475	12,178
2010	$11.26475	$12.94908	9,687
2011	$12.94908	$12.37623	8,978
2012	$12.37623	$14.13039	6,414
2013	$14.13039	$18.19159	4,844
2014	$18.19159	$19.96849	4,756
2015	$19.96849	$19.71257	4,671
2016	$19.71257	$20.87847	4,528
2017	$20.87847	$24.95926	2,018
2018	$24.95926	$22.90758	1,956
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.63922	$10.50906	31,909
2010	$10.50906	$10.33900	29,607
2011	$10.33900	$10.16577	26,844
2012	$10.16577	$9.99451	20,199
2013	$9.99451	$9.82658	17,739
2014	$9.82658	$9.66148	3,206
2015	$9.66148	$9.49916	2,943
2016	$9.49916	$9.34035	8,019
2017	$9.34035	$9.22243	3,126
2018	$9.22243	$9.19311	4,669
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.72389	$9.64475	17,459
2010	$9.64475	$10.86124	16,582
2011	$10.86124	$10.82317	15,958
2012	$10.82317	$12.58136	9,229
2013	$12.58136	$16.48136	7,701
2014	$16.48136	$17.85999	6,892
2015	$17.85999	$17.11243	6,638
2016	$17.11243	$19.48374	6,311
2017	$19.48374	$22.33872	509
2018	$22.33872	$19.94192	364

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.47764	$11.95692	5,789
2010	$11.95692	$13.36214	5,296
2011	$13.36214	$13.62500	4,932
2012	$13.62500	$15.26556	2,252
2013	$15.26556	$15.86275	2,211
2014	$15.86275	$15.73570	1,853
2015	$15.73570	$14.87171	1,717
2016	$14.87171	$16.69278	1,486
2017	$16.69278	$17.54701	1,199
2018	$17.54701	$16.62448	328
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$9.00330	$12.36970	6,252
2010	$12.36970	$15.63538	5,331
2011	$15.63538	$13.70336	5,204
2012	$13.70336	$15.43302	5,084
2013	$15.43302	$20.61459	4,877
2014	$20.61459	$21.48859	4,792
2015	$21.48859	$20.78133	4,709
2016	$20.78133	$22.86714	2,913
2017	$22.86714	$27.10041	517
2018	$27.10041	$22.70602	515
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.23986	$10.77129	2,671
2010	$10.77129	$12.30429	2,452
2011	$12.30429	$11.51571	2,403
2012	$11.51571	$12.36937	2,261
2013	$12.36937	$16.71847	791
2014	$16.71847	$17.43942	700
2015	$17.43942	$17.89318	585
2016	$17.89318	$17.08355	558
2017	$17.08355	$21.32181	435
2018	$21.32181	$21.61844	336
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.20009	$12.26417	9,411
2010	$12.26417	$13.58499	8,083
2011	$13.58499	$13.67434	5,699
2012	$13.67434	$15.14355	6,756
2013	$15.14355	$16.96321	4,745
2014	$16.96321	$17.44629	4,541
2015	$17.44629	$15.94148	4,232
2016	$15.94148	$17.87070	3,942
2017	$17.87070	$19.27014	3,829
2018	$19.27014	$18.12870	2,498
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.64120	$12.90055	516
2010	$12.90055	$14.19931	514
2011	$14.19931	$13.54665	512
2012	$13.54665	$15.09611	0
2013	$15.09611	$18.93957	0
2014	$18.93957	$19.68238	0
2015	$19.68238	$18.64341	0
2016	$18.64341	$20.56093	0
2017	$20.56093	$21.95368	0
2018	$21.95368	$19.16106	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.70710	$10.78969	5,644
2010	$10.78969	$11.79495	5,416
2011	$11.79495	$11.47517	4,497
2012	$11.47517	$12.88764	3,284
2013	$12.88764	$16.25062	3,153
2014	$16.25062	$17.11381	2,775
2015	$17.11381	$15.99398	2,693
2016	$15.99398	$18.24949	2,578
2017	$18.24949	$19.44074	41
2018	$19.44074	$17.37896	26
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.90334	$13.34244	7,540
2010	$13.34244	$14.21984	7,272
2011	$14.21984	$12.49317	6,250
2012	$12.49317	$14.52086	4,602
2013	$14.52086	$17.55475	4,360
2014	$17.55475	$15.33687	3,599
2015	$15.33687	$14.09866	3,519
2016	$14.09866	$14.85561	3,349
2017	$14.85561	$17.04430	816
2018	$17.04430	$14.16835	738
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.14329	$9.47218	4,917
2010	$9.47218	$10.35492	4,700
2011	$10.35492	$9.46238	4,440
2012	$9.46238	$11.08151	1,861
2013	$11.08151	$14.51469	1,481
2014	$14.51469	$16.11534	821
2015	$16.11534	$15.14387	522
2016	$15.14387	$16.61303	253
2017	$16.61303	$17.94375	59
2018	$17.94375	$16.14848	37
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.15230	$10.67155	0
2010	$10.67155	$13.11435	0
2011	$13.11435	$12.07107	0
2012	$12.07107	$14.05808	0
2013	$14.05808	$18.36669	0
2014	$18.36669	$20.50663	0
2015	$20.50663	$18.29670	0
2016	$18.29670	$20.42230	0
2017	$20.42230	$22.30193	0
2018	$22.30193	$19.63139	0
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.48772	$8.91774	6,727
2010	$8.91774	$9.89303	6,482
2011	$9.89303	$10.11968	6,125
2012	$10.11968	$11.38658	3,603
2013	$11.38658	$15.39422	1,854
2014	$15.39422	$17.61093	1,088
2015	$17.61093	$17.27932	972
2016	$17.27932	$18.81143	822
2017	$18.81143	$22.94701	526
2018	$22.94701	$21.16131	372

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.59962	$12.37555	3,537
2010	$12.37555	$14.54702	3,408
2011	$14.54702	$13.38774	3,291
2012	$13.38774	$14.92420	2,753
2013	$14.92420	$20.51093	2,663
2014	$20.51093	$21.81146	2,586
2015	$21.81146	$22.46140	2,511
2016	$22.46140	$22.52823	2,433
2017	$22.52823	$28.13642	0
2018	$28.13642	$26.58417	0
Invesco V.I. American Value Fund - Series II
2009	$12.00723	$16.42690	4,758
2010	$16.42690	$19.73170	4,157
2011	$19.73170	$19.55924	3,927
2012	$19.55924	$22.51124	2,274
2013	$22.51124	$29.64057	1,463
2014	$29.64057	$31.90148	823
2015	$31.90148	$28.42698	659
2016	$28.42698	$32.20110	535
2017	$32.20110	$34.72551	353
2018	$34.72551	$29.74535	275
Invesco V.I. Comstock Fund - Series II
2009	$10.20410	$12.88139	17,189
2010	$12.88139	$14.65155	15,057
2011	$14.65155	$14.10078	10,792
2012	$14.10078	$16.48529	9,103
2013	$16.48529	$21.98500	6,038
2014	$21.98500	$23.58040	4,758
2015	$23.58040	$21.74581	2,074
2016	$21.74581	$25.01107	650
2017	$25.01107	$28.91297	267
2018	$28.91297	$24.90845	243
Invesco V.I. Core Equity Fund - Series II
2009	$7.82697	$9.84786	0
2010	$9.84786	$10.57697	0
2011	$10.57697	$10.36806	0
2012	$10.36806	$11.57997	0
2013	$11.57997	$14.67848	0
2014	$14.67848	$15.56269	0
2015	$15.56269	$14.38125	0
2016	$14.38125	$15.55550	0
2017	$15.55550	$17.26363	0
2018	$17.26363	$15.34035	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.36585	$11.41154	4,368
2010	$11.41154	$12.36349	4,255
2011	$12.36349	$12.14711	4,138
2012	$12.14711	$14.13490	4,018
2013	$14.13490	$18.17144	2,463
2014	$18.17144	$20.10372	2,391
2015	$20.10372	$20.12289	2,322
2016	$20.12289	$22.65981	2,250
2017	$22.65981	$24.13880	0
2018	$24.13880	$21.87614	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.46683	$13.80818	10,902
2010	$13.80818	$15.20818	10,757
2011	$15.20818	$14.75735	10,618
2012	$14.75735	$16.30456	8,030
2013	$16.30456	$20.01807	7,680
2014	$20.01807	$21.40514	7,439
2015	$21.40514	$20.49935	5,739
2016	$20.49935	$23.14383	4,091
2017	$23.14383	$25.20804	4,088
2018	$25.20804	$22.37072	4,084
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$12.11974	2,638
2012	$12.11974	$13.51238	1,591
2013	$13.51238	$16.24008	1,585
2014	$16.24008	$16.04289	1,268
2015	$16.04289	$15.51167	1,264
2016	$15.51167	$16.24209	0
2017	$16.24209	$19.57817	0
2018	$19.57817	$16.25477	0
Invesco V.I. Growth and Income Fund - Series II
2009	$11.48229	$14.00973	6,964
2010	$14.00973	$15.45231	6,668
2011	$15.45231	$14.84811	6,330
2012	$14.84811	$16.69091	4,088
2013	$16.69091	$21.94989	3,502
2014	$21.94989	$23.72936	1,498
2015	$23.72936	$22.55544	378
2016	$22.55544	$26.48393	314
2017	$26.48393	$29.69414	0
2018	$29.69414	$25.22393	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$18.79938	265
2014	$18.79938	$18.77471	277
2015	$18.77471	$17.83530	283
2016	$17.83530	$19.43368	271
2017	$19.43368	$20.27654	0
2018	$20.27654	$19.21556	0
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$8.09055	4,209
2012	$8.09055	$9.16681	3,767
2013	$9.16681	$10.69875	1,233
2014	$10.69875	$10.52738	1,164
2015	$10.52738	$10.07873	1,038
2016	$10.07873	$9.83983	969
2017	$9.83983	$11.87326	781
2018	$11.87326	$9.89748	734

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.35749	$11.94582	0
2010	$11.94582	$13.36220	0
2011	$13.36220	$12.28238	0
2012	$12.28238	$13.35653	0
2013	$13.35653	$16.86849	0
2014	$16.86849	$17.27488	0
2015	$17.27488	$16.25593	0
2016	$16.25593	$18.08561	0
2017	$18.08561	$20.38743	0
2018	$20.38743	$17.71753	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.86565	$15.16661	3,412
2010	$15.16661	$18.97719	3,412
2011	$18.97719	$16.91068	3,412
2012	$16.91068	$18.55709	3,412
2013	$18.55709	$24.92141	3,206
2014	$24.92141	$26.38472	3,078
2015	$26.38472	$26.20903	2,914
2016	$26.20903	$25.91477	2,743
2017	$25.91477	$31.12116	2,743
2018	$31.12116	$28.79723	2,743
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.69751	$12.01833	34,047
2010	$12.01833	$13.53871	33,293
2011	$13.53871	$13.51458	32,930
2012	$13.51458	$15.34702	25,659
2013	$15.34702	$19.84884	9,904
2014	$19.84884	$22.04133	6,830
2015	$22.04133	$21.83716	3,829
2016	$21.83716	$23.87332	3,491
2017	$23.87332	$28.40229	3,098
2018	$28.40229	$26.50640	2,901
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.61411	$11.05889	1,375
2010	$11.05889	$11.62716	1,426
2011	$11.62716	$11.04294	1,375
2012	$11.04294	$12.77254	775
2013	$12.77254	$16.73459	544
2014	$16.73459	$17.50234	537
2015	$17.50234	$15.37304	553
2016	$15.37304	$17.82265	467
2017	$17.82265	$20.54233	0
2018	$20.54233	$16.28712	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.82526	$16.40543	0
2010	$16.40543	$17.69941	0
2011	$17.69941	$18.59902	0
2012	$18.59902	$21.55244	0
2013	$21.55244	$19.33284	0
2014	$19.33284	$19.55546	0
2015	$19.55546	$18.99900	0
2016	$18.99900	$20.65517	0
2017	$20.65517	$22.25481	0
2018	$22.25481	$20.33699	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.72634	$31.31886	1,305
2010	$31.31886	$36.62376	571
2011	$36.62376	$29.43942	525
2012	$29.43942	$34.68266	145
2013	$34.68266	$33.72087	135
2014	$33.72087	$31.64087	125
2015	$31.64087	$27.77514	0
2016	$27.77514	$29.11527	0
2017	$29.11527	$38.66414	0
2018	$38.66414	$31.35224	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.42883	$17.10492	8,814
2010	$17.10492	$19.17812	6,675
2011	$19.17812	$20.56098	6,552
2012	$20.56098	$23.36402	4,564
2013	$23.36402	$27.48537	4,152
2014	$27.48537	$28.23963	3,977
2015	$28.23963	$29.48424	3,435
2016	$29.48424	$30.55841	3,233
2017	$30.55841	$37.78205	3,233
2018	$37.78205	$36.48566	3,233
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$29.58279	0
2015	$29.58279	$25.04443	0
2016	$25.04443	$28.30769	0
2017	$28.30769	$31.32353	0
2018	$31.32353	$28.36407	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.68621	1,396
2014	$16.68621	$16.73166	1,392
2015	$16.73166	$15.37479	1,387
2016	$15.37479	$15.94609	0
2017	$15.94609	$18.18129	0
2018	$18.18129	$16.68532	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.51467	$13.82401	0
2010	$13.82401	$16.66355	0
2011	$16.66355	$15.88439	0
2012	$15.88439	$17.80977	0
2013	$17.80977	$25.86486	0
2014	$25.86486	$26.97601	0
2015	$26.97601	$29.69412	0
2016	$29.69412	$28.63251	0
2017	$28.63251	$40.20669	0
2018	$40.20669	$42.41064	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$12.18049	$18.84416	2,436
2010	$18.84416	$24.50434	2,090
2011	$24.50434	$22.36243	2,154
2012	$22.36243	$23.84983	1,353
2013	$23.84983	$32.23583	712
2014	$32.23583	$32.27440	389
2015	$32.27440	$29.82834	226
2016	$29.82834	$26.73251	230
2017	$26.73251	$36.42867	166
2018	$36.42867	$39.58196	92
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$13.12246	$16.57638	2,783
2010	$16.57638	$21.10849	2,134
2011	$21.10849	$21.92751	1,955
2012	$21.92751	$24.92353	670
2013	$24.92353	$24.93159	634
2014	$24.93159	$31.72312	295
2015	$31.72312	$31.78654	268
2016	$31.78654	$33.29718	250
2017	$33.29718	$33.67715	0
2018	$33.67715	$30.46872	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.35274	$12.44699	26,918
2010	$12.44699	$13.33936	25,748
2011	$13.33936	$13.73252	23,265
2012	$13.73252	$15.36604	12,737
2013	$15.36604	$15.22899	12,444
2014	$15.22899	$16.07932	9,061
2015	$16.07932	$15.45598	8,464
2016	$15.45598	$16.21136	7,595
2017	$16.21136	$16.96858	2,081
2018	$16.96858	$15.96252	1,261
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$9.21023	$15.47004	6,578
2010	$15.47004	$19.38038	5,544
2011	$19.38038	$17.72636	5,319
2012	$17.72636	$19.53356	4,502
2013	$19.53356	$28.87695	2,721
2014	$28.87695	$29.93434	2,713
2015	$29.93434	$31.88207	1,205
2016	$31.88207	$30.20189	1,177
2017	$30.20189	$44.24690	626
2018	$44.24690	$49.15040	581
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.34123	$8.82850	0
2010	$8.82850	$10.78403	0
2011	$10.78403	$9.80235	0
2012	$9.80235	$10.13008	0
2013	$10.13008	$8.49337	0
2014	$8.49337	$6.79500	0
2015	$6.79500	$4.96575	0
2016	$4.96575	$5.60813	0
2017	$5.60813	$5.62679	0
2018	$5.62679	$4.74596	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.33206	$11.96876	2,387
2010	$11.96876	$13.18483	2,370
2011	$13.18483	$13.76874	2,353
2012	$13.76874	$15.93833	0
2013	$15.93833	$14.56547	0
2014	$14.56547	$14.52060	0
2015	$14.52060	$13.94113	0
2016	$13.94113	$15.51508	0
2017	$15.51508	$16.74380	0
2018	$16.74380	$15.66616	0
PIMCO Real Return Portfolio - Advisor Shares
2009	$10.04099	$11.67540	2,181
2010	$11.67540	$12.39695	2,071
2011	$12.39695	$13.59757	1,967
2012	$13.59757	$14.52280	0
2013	$14.52280	$12.94830	0
2014	$12.94830	$13.10993	0
2015	$13.10993	$12.52716	0
2016	$12.52716	$12.94301	0
2017	$12.94301	$13.17742	0
2018	$13.17742	$12.65570	0
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.32607	$12.68898	24,248
2010	$12.68898	$13.47399	23,227
2011	$13.47399	$13.71150	21,099
2012	$13.71150	$14.75868	6,664
2013	$14.75868	$14.21053	3,553
2014	$14.21053	$14.55356	3,271
2015	$14.55356	$14.35742	2,879
2016	$14.35742	$14.47889	2,600
2017	$14.47889	$14.92049	2,472
2018	$14.92049	$14.57539	1,496
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$8.03654	6,143
2010	$8.03654	$8.89682	5,764
2011	$8.89682	$8.91484	5,616
2012	$8.91484	$10.45566	3,170
2013	$10.45566	$13.61106	1,815
2014	$13.61106	$15.07515	1,057
2015	$15.07515	$14.36942	979
2016	$14.36942	$16.05477	810
2017	$16.05477	$18.74844	475
2018	$18.74844	$16.86659	332
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.82895	$9.66903	745
2010	$9.66903	$10.53476	741
2011	$10.53476	$10.64393	738
2012	$10.64393	$11.77522	3,422
2013	$11.77522	$13.67098	643
2014	$13.67098	$14.87504	599
2015	$14.87504	$14.45833	0
2016	$14.45833	$15.35332	0
2017	$15.35332	$17.37270	0
2018	$17.37270	$16.54214	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05344	0
2017	$10.05344	$12.93930	0
2018	$12.93930	$13.02307	0
Putnam VT International Equity Fund - Class IB
2009	$11.75168	$14.39900	932
2010	$14.39900	$15.57510	931
2011	$15.57510	$12.71920	945
2012	$12.71920	$15.24414	910
2013	$15.24414	$19.19350	747
2014	$19.19350	$17.59020	699
2015	$17.59020	$17.31714	0
2016	$17.31714	$16.60758	0
2017	$16.60758	$20.66889	0
2018	$20.66889	$16.43529	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.93210	$11.48785	0
2010	$11.48785	$12.86587	0
2011	$12.86587	$12.65430	0
2012	$12.65430	$14.53360	0
2013	$14.53360	$19.30671	0
2014	$19.30671	$21.62122	0
2015	$21.62122	$20.79301	0
2016	$20.79301	$22.90629	0
2017	$22.90629	$27.66947	0
2018	$27.66947	$25.12469	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.55

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.51579	$11.25287	10,876
2010	$11.25287	$12.47240	10,010
2011	$12.47240	$12.99980	6,854
2012	$12.99980	$14.97577	2,965
2013	$14.97577	$19.80573	2,181
2014	$19.80573	$21.26912	1,857
2015	$21.26912	$21.19722	1,691
2016	$21.19722	$23.13530	1,670
2017	$23.13530	$26.96347	1,390
2018	$26.96347	$24.94526	1,392
AB VPS Growth Portfolio - Class B
2009	$9.30574	$12.14925	4,503
2010	$12.14925	$13.70431	4,433
2011	$13.70431	$13.59679	3,660
2012	$13.59679	$15.17383	3,613
2013	$15.17383	$19.93844	3,560
2014	$19.93844	$22.13133	3,518
2015	$22.13133	$23.66409	3,470
2016	$23.66409	$23.45158	3,447
2017	$23.45158	$30.91554	3,418
2018	$30.91554	$31.52220	3,387
AB VPS International Value Portfolio - Class B
2009	$7.50189	$9.90402	20,839
2010	$9.90402	$10.15023	21,150
2011	$10.15023	$8.03509	22,810
2012	$8.03509	$9.01560	11,723
2013	$9.01560	$10.87235	5,158
2014	$10.87235	$9.99292	5,029
2015	$9.99292	$10.05482	4,749
2016	$10.05482	$9.80147	4,086
2017	$9.80147	$12.04916	3,710
2018	$12.04916	$9.11883	3,865
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.88518	$11.97017	923
2010	$11.97017	$12.91842	911
2011	$12.91842	$12.27865	476
2012	$12.27865	$14.00966	466
2013	$14.00966	$18.85927	364
2014	$18.85927	$21.09585	346
2015	$21.09585	$22.97892	312
2016	$22.97892	$23.11181	330
2017	$23.11181	$29.90602	294
2018	$29.90602	$30.06762	271

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.78322	$16.51718	13,146
2010	$16.51718	$20.54552	11,926
2011	$20.54552	$18.44798	11,619
2012	$18.44798	$21.47404	10,611
2013	$21.47404	$29.04184	8,982
2014	$29.04184	$31.08940	8,664
2015	$31.08940	$28.80894	1,217
2016	$28.80894	$35.32763	1,082
2017	$35.32763	$39.17791	1,946
2018	$39.17791	$32.60728	1,085
AB VPS Value Portfolio - Class B
2009	$6.96004	$8.27764	191
2010	$8.27764	$9.06257	189
2011	$9.06257	$8.56889	188
2012	$8.56889	$9.72793	186
2013	$9.72793	$13.04678	185
2014	$13.04678	$14.20096	184
2015	$14.20096	$12.95336	182
2016	$12.95336	$14.16559	181
2017	$14.16559	$15.77116	180
2018	$15.77116	$13.11801	179
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.44255	$11.23797	15,824
2010	$11.23797	$12.91174	13,191
2011	$12.91174	$12.33428	12,201
2012	$12.33428	$14.07532	9,469
2013	$14.07532	$18.11148	5,381
2014	$18.11148	$19.87044	12,685
2015	$19.87044	$19.60579	12,161
2016	$19.60579	$20.75485	12,002
2017	$20.75485	$24.79902	10,887
2018	$24.79902	$22.74902	10,490
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.62475	$10.48942	8,993
2010	$10.48942	$10.31443	10,037
2011	$10.31443	$10.13646	9,422
2012	$10.13646	$9.96061	9,345
2013	$9.96061	$9.78827	5,751
2014	$9.78827	$9.61892	5,202
2015	$9.61892	$9.45250	1,219
2016	$9.45250	$9.28976	57,065
2017	$9.28976	$9.16787	62,665
2018	$9.16787	$9.13412	53,412
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.70946	$9.62184	11,173
2010	$9.62184	$10.82994	11,028
2011	$10.82994	$10.78649	9,694
2012	$10.78649	$12.53234	7,067
2013	$12.53234	$16.40881	1,803
2014	$16.40881	$17.77233	1,448
2015	$17.77233	$17.01979	1,430
2016	$17.01979	$19.36843	1,052
2017	$19.36843	$22.19536	1,012
2018	$22.19536	$19.80394	1,002

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.46180	$11.92852	4,193
2010	$11.92852	$13.32363	4,162
2011	$13.32363	$13.57885	3,886
2012	$13.57885	$15.20609	2,864
2013	$15.20609	$15.79292	889
2014	$15.79292	$15.65845	934
2015	$15.65845	$14.79119	939
2016	$14.79119	$16.59397	668
2017	$16.59397	$17.43440	697
2018	$17.43440	$16.50946	658
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.98646	$12.34030	3,730
2010	$12.34030	$15.59030	3,537
2011	$15.59030	$13.65690	3,521
2012	$13.65690	$15.37285	1,700
2013	$15.37285	$20.52380	1,000
2014	$20.52380	$21.38306	637
2015	$21.38306	$20.66876	391
2016	$20.66876	$22.73173	390
2017	$22.73173	$26.92642	389
2018	$26.92642	$22.54884	101
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.22447	$10.74571	4,721
2010	$10.74571	$12.26881	6,222
2011	$12.26881	$11.47668	6,158
2012	$11.47668	$12.32114	1,440
2013	$12.32114	$16.64482	933
2014	$16.64482	$17.35377	757
2015	$17.35377	$17.79625	713
2016	$17.79625	$16.98239	735
2017	$16.98239	$21.18493	676
2018	$21.18493	$21.46881	626
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.17825	$12.22884	18,668
2010	$12.22884	$13.53897	17,897
2011	$13.53897	$13.62110	17,181
2012	$13.62110	$15.07691	7,691
2013	$15.07691	$16.87999	2,958
2014	$16.87999	$17.35189	728
2015	$17.35189	$15.84714	692
2016	$15.84714	$17.75594	654
2017	$17.75594	$19.13677	399
2018	$19.13677	$17.99415	376
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.62131	$12.86989	4,135
2010	$12.86989	$14.15837	4,352
2011	$14.15837	$13.50074	3,149
2012	$13.50074	$15.03728	3,043
2013	$15.03728	$18.85615	1,917
2014	$18.85615	$19.58573	4,877
2015	$19.58573	$18.54243	4,929
2016	$18.54243	$20.43919	4,713
2017	$20.43919	$21.81274	4,660
2018	$21.81274	$19.02844	5,003

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.68643	$10.75861	11,613
2010	$10.75861	$11.75499	11,023
2011	$11.75499	$11.43049	9,711
2012	$11.43049	$12.83091	5,835
2013	$12.83091	$16.17085	1,491
2014	$16.17085	$17.02115	969
2015	$17.02115	$15.89929	942
2016	$15.89929	$18.13225	794
2017	$18.13225	$19.30615	786
2018	$19.30615	$17.24992	760
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.87985	$13.30403	13,228
2010	$13.30403	$14.17170	11,725
2011	$14.17170	$12.44454	11,216
2012	$12.44454	$14.45697	7,043
2013	$14.45697	$17.46863	2,899
2014	$17.46863	$15.25386	8,907
2015	$15.25386	$14.01522	8,641
2016	$14.01522	$14.76019	8,353
2017	$14.76019	$16.92632	7,768
2018	$16.92632	$14.06317	8,598
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.12808	$9.44967	7,993
2010	$9.44967	$10.32507	8,153
2011	$10.32507	$9.43031	10,414
2012	$9.43031	$11.03832	8,118
2013	$11.03832	$14.45078	4,845
2014	$14.45078	$16.03622	4,116
2015	$16.03622	$15.06186	3,686
2016	$15.06186	$16.51466	3,160
2017	$16.51466	$17.82856	3,181
2018	$17.82856	$16.03672	2,690
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.13708	$10.64621	1,865
2010	$10.64621	$13.07657	767
2011	$13.07657	$12.03018	765
2012	$12.03018	$14.00331	763
2013	$14.00331	$18.28583	675
2014	$18.28583	$20.40595	260
2015	$20.40595	$18.19760	0
2016	$18.19760	$20.30140	0
2017	$20.30140	$22.15877	0
2018	$22.15877	$19.49552	0
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.47374	$8.89655	9,704
2010	$8.89655	$9.86452	9,739
2011	$9.86452	$10.08538	8,594
2012	$10.08538	$11.34222	5,527
2013	$11.34222	$15.32644	1,516
2014	$15.32644	$17.52448	1,358
2015	$17.52448	$17.18576	1,309
2016	$17.18576	$18.70007	1,005
2017	$18.70007	$22.79973	904
2018	$22.79973	$21.01488	869

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.57773	$12.33362	1,706
2010	$12.33362	$14.49035	1,500
2011	$14.49035	$13.32882	1,305
2012	$13.32882	$14.85094	1,443
2013	$14.85094	$20.39990	952
2014	$20.39990	$21.68234	889
2015	$21.68234	$22.31708	886
2016	$22.31708	$22.37213	882
2017	$22.37213	$27.92743	884
2018	$27.92743	$26.37338	883
Invesco V.I. American Value Fund - Series II
2009	$11.97265	$16.37126	13,480
2010	$16.37126	$19.65488	12,028
2011	$19.65488	$19.47319	9,417
2012	$19.47319	$22.40078	6,285
2013	$22.40078	$29.48012	4,376
2014	$29.48012	$31.71267	3,062
2015	$31.71267	$28.24436	3,134
2016	$28.24436	$31.97800	2,727
2017	$31.97800	$34.46761	2,834
2018	$34.46761	$29.50951	1,027
Invesco V.I. Comstock Fund - Series II
2009	$10.17470	$12.83774	59,119
2010	$12.83774	$14.59446	54,422
2011	$14.59446	$14.03870	49,605
2012	$14.03870	$16.40433	34,603
2013	$16.40433	$21.86592	24,022
2014	$21.86592	$23.44074	16,545
2015	$23.44074	$21.60601	11,926
2016	$21.60601	$24.83769	11,049
2017	$24.83769	$28.69814	10,566
2018	$28.69814	$24.71088	7,035
Invesco V.I. Core Equity Fund - Series II
2009	$7.81630	$9.82943	2,159
2010	$9.82943	$10.55182	2,143
2011	$10.55182	$10.33814	2,128
2012	$10.33814	$11.54067	0
2013	$11.54067	$14.62123	0
2014	$14.62123	$15.49410	0
2015	$15.49410	$14.31059	0
2016	$14.31059	$15.47122	0
2017	$15.47122	$17.16148	0
2018	$17.16148	$15.24188	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.33888	$11.37291	8,664
2010	$11.37291	$12.31538	8,430
2011	$12.31538	$12.09369	5,870
2012	$12.09369	$14.06557	5,700
2013	$14.06557	$18.07313	5,064
2014	$18.07313	$19.98479	3,204
2015	$19.98479	$19.99369	2,736
2016	$19.99369	$22.50290	2,633
2017	$22.50290	$23.95961	2,010
2018	$23.95961	$21.70278	2,017

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.43380	$13.76140	16,382
2010	$13.76140	$15.14897	16,355
2011	$15.14897	$14.69243	16,744
2012	$14.69243	$16.22455	5,507
2013	$16.22455	$19.90969	2,219
2014	$19.90969	$21.27842	1,340
2015	$21.27842	$20.36762	1,335
2016	$20.36762	$22.98344	1,331
2017	$22.98344	$25.02077	1,338
2018	$25.02077	$22.19332	1,338
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$12.06644	2,995
2012	$12.06644	$13.44609	2,017
2013	$13.44609	$16.15219	2,030
2014	$16.15219	$15.94795	938
2015	$15.94795	$15.41201	956
2016	$15.41201	$16.12957	980
2017	$16.12957	$19.43279	935
2018	$19.43279	$16.12592	1,005
Invesco V.I. Growth and Income Fund - Series II
2009	$11.44922	$13.96228	19,503
2010	$13.96228	$15.39216	18,403
2011	$15.39216	$14.78280	15,935
2012	$14.78280	$16.60902	12,050
2013	$16.60902	$21.83109	8,304
2014	$21.83109	$23.58891	6,804
2015	$23.58891	$22.41053	6,461
2016	$22.41053	$26.30042	5,978
2017	$26.30042	$29.47358	5,758
2018	$29.47358	$25.02393	2,600
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$18.69760	3,570
2014	$18.69760	$18.66355	3,210
2015	$18.66355	$17.72069	2,977
2016	$17.72069	$19.29900	2,869
2017	$19.29900	$20.12590	3,063
2018	$20.12590	$19.06318	1,485
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$8.06722	6,220
2012	$8.06722	$9.13573	5,161
2013	$9.13573	$10.65706	4,916
2014	$10.65706	$10.48101	4,747
2015	$10.48101	$10.02921	4,505
2016	$10.02921	$9.78652	4,710
2017	$9.78652	$11.80300	4,582
2018	$11.80300	$9.83394	4,352

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.33528	$11.91141	10,599
2010	$11.91141	$13.31694	10,362
2011	$13.31694	$12.23455	10,360
2012	$12.23455	$13.29773	10,331
2013	$13.29773	$16.78569	9,960
2014	$16.78569	$17.18133	9,960
2015	$17.18133	$16.15967	0
2016	$16.15967	$17.96940	0
2017	$17.96940	$20.24626	0
2018	$20.24626	$17.58596	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.83723	$15.11523	1,150
2010	$15.11523	$18.90328	1,145
2011	$18.90328	$16.83626	472
2012	$16.83626	$18.46600	249
2013	$18.46600	$24.78649	187
2014	$24.78649	$26.22852	187
2015	$26.22852	$26.04061	0
2016	$26.04061	$25.73519	0
2017	$25.73519	$30.89001	0
2018	$30.89001	$28.56890	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.66962	$11.97766	20,707
2010	$11.97766	$13.48606	20,363
2011	$13.48606	$13.45519	20,683
2012	$13.45519	$15.27179	17,540
2013	$15.27179	$19.74150	12,997
2014	$19.74150	$21.91099	12,310
2015	$21.91099	$21.69698	11,968
2016	$21.69698	$23.70804	11,341
2017	$23.70804	$28.19150	11,028
2018	$28.19150	$26.29641	10,787
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.59218	$11.02144	5,268
2010	$11.02144	$11.58190	4,744
2011	$11.58190	$10.99436	4,304
2012	$10.99436	$12.70986	2,443
2013	$12.70986	$16.64400	1,699
2014	$16.64400	$17.39873	1,439
2015	$17.39873	$15.27427	1,413
2016	$15.27427	$17.69917	1,346
2017	$17.69917	$20.38976	990
2018	$20.38976	$16.15798	1,185
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.78836	$16.34992	1,707
2010	$16.34992	$17.63055	1,701
2011	$17.63055	$18.51726	1,537
2012	$18.51726	$21.44677	1,403
2013	$21.44677	$19.22826	1,821
2014	$19.22826	$19.43979	1,594
2015	$19.43979	$18.87700	1,454
2016	$18.87700	$20.51213	1,421
2017	$20.51213	$22.08960	1,491
2018	$22.08960	$20.17582	52

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.67245	$31.21284	6,305
2010	$31.21284	$36.48125	6,058
2011	$36.48125	$29.30996	6,103
2012	$29.30996	$34.51254	5,747
2013	$34.51254	$33.53838	5,969
2014	$33.53838	$31.45362	4,735
2015	$31.45362	$27.59670	4,813
2016	$27.59670	$28.91355	4,763
2017	$28.91355	$38.37701	4,394
2018	$38.37701	$31.10370	3,413
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.39016	$17.04698	13,393
2010	$17.04698	$19.10344	12,817
2011	$19.10344	$20.47053	11,290
2012	$20.47053	$23.24939	7,839
2013	$23.24939	$27.33661	5,532
2014	$27.33661	$28.07251	3,042
2015	$28.07251	$29.29485	2,521
2016	$29.29485	$30.34673	2,502
2017	$30.34673	$37.50150	2,081
2018	$37.50150	$36.19645	1,218
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$29.40779	0
2015	$29.40779	$24.88361	0
2016	$24.88361	$28.11164	0
2017	$28.11164	$31.09097	0
2018	$31.09097	$28.13927	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.59594	1,503
2014	$16.59594	$16.63267	1,397
2015	$16.63267	$15.27605	1,389
2016	$15.27605	$15.83563	1,341
2017	$15.83563	$18.04629	1,344
2018	$18.04629	$16.55305	1,299
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.49015	$13.77718	1,104
2010	$13.77718	$16.59868	1,097
2011	$16.59868	$15.81451	420
2012	$15.81451	$17.72239	417
2013	$17.72239	$25.72488	415
2014	$25.72488	$26.81638	698
2015	$26.81638	$29.50340	694
2016	$29.50340	$28.43418	690
2017	$28.43418	$39.90817	478
2018	$39.90817	$42.07450	476

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$12.14542	$18.78034	19,300
2010	$18.78034	$24.40895	16,492
2011	$24.40895	$22.26406	17,648
2012	$22.26406	$23.73281	16,843
2013	$23.73281	$32.06138	13,585
2014	$32.06138	$32.08341	5,306
2015	$32.08341	$29.63673	5,282
2016	$29.63673	$26.54731	5,984
2017	$26.54731	$36.15815	4,784
2018	$36.15815	$39.26818	3,261
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$13.08463	$16.52016	24,287
2010	$16.52016	$21.02620	21,301
2011	$21.02620	$21.83096	19,178
2012	$21.83096	$24.80114	16,594
2013	$24.80114	$24.79654	17,194
2014	$24.79654	$31.53525	20,151
2015	$31.53525	$31.58223	19,236
2016	$31.58223	$33.06639	19,422
2017	$33.06639	$33.42695	20,243
2018	$33.42695	$30.22708	19,975
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.32290	$12.40481	82,792
2010	$12.40481	$13.28739	77,384
2011	$13.28739	$13.67209	65,124
2012	$13.67209	$15.29062	46,225
2013	$15.29062	$15.14653	37,049
2014	$15.14653	$15.98411	24,198
2015	$15.98411	$15.35665	23,710
2016	$15.35665	$16.09902	22,174
2017	$16.09902	$16.84253	22,362
2018	$16.84253	$15.83596	20,257
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$9.18370	$15.41763	10,411
2010	$15.41763	$19.30490	8,619
2011	$19.30490	$17.64836	6,865
2012	$17.64836	$19.43769	5,000
2013	$19.43769	$28.72062	3,556
2014	$28.72062	$29.75714	2,182
2015	$29.75714	$31.67722	1,741
2016	$31.67722	$29.99261	1,823
2017	$29.99261	$43.91829	1,130
2018	$43.91829	$48.76074	971
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.33258	$8.81195	600
2010	$8.81195	$10.75836	597
2011	$10.75836	$9.77406	596
2012	$9.77406	$10.09570	609
2013	$10.09570	$8.46024	682
2014	$8.46024	$6.76504	0
2015	$6.76504	$4.94135	0
2016	$4.94135	$5.57774	0
2017	$5.57774	$5.59349	0
2018	$5.59349	$4.71549	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.31938	$11.94642	200
2010	$11.94642	$13.15353	198
2011	$13.15353	$13.72908	196
2012	$13.72908	$15.88432	195
2013	$15.88432	$14.50873	193
2014	$14.50873	$14.45668	192
2015	$14.45668	$13.87269	191
2016	$13.87269	$15.43109	189
2017	$15.43109	$16.64479	188
2018	$16.64479	$15.56566	187
PIMCO Real Return Portfolio - Advisor Shares
2009	$10.02732	$11.65359	1,202
2010	$11.65359	$12.36749	1,134
2011	$12.36749	$13.55841	1,042
2012	$13.55841	$14.47360	1,057
2013	$14.47360	$12.89787	1,202
2014	$12.89787	$13.05223	0
2015	$13.05223	$12.46569	0
2016	$12.46569	$12.87296	0
2017	$12.87296	$13.09953	31,367
2018	$13.09953	$12.57456	30,608
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.31067	$12.66529	19,668
2010	$12.66529	$13.44199	14,748
2011	$13.44199	$13.67200	12,969
2012	$13.67200	$14.70866	13,148
2013	$14.70866	$14.15516	7,564
2014	$14.15516	$14.48949	2,776
2015	$14.48949	$14.28694	2,672
2016	$14.28694	$14.40050	1,839
2017	$14.40050	$14.83226	1,923
2018	$14.83226	$14.48190	1,769
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$8.01744	7,448
2010	$8.01744	$8.87116	7,275
2011	$8.87116	$8.88461	6,592
2012	$8.88461	$10.41491	3,446
2013	$10.41491	$13.55111	1,728
2014	$13.55111	$15.00112	1,340
2015	$15.00112	$14.29158	1,335
2016	$14.29158	$15.95971	988
2017	$15.95971	$18.62806	930
2018	$18.62806	$16.74984	920
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.80641	$9.63630	7,267
2010	$9.63630	$10.49377	7,237
2011	$10.49377	$10.59714	6,907
2012	$10.59714	$11.71749	4,442
2013	$11.71749	$13.59703	4,520
2014	$13.59703	$14.78706	4,167
2015	$14.78706	$14.36551	3,811
2016	$14.36551	$15.24701	3,823
2017	$15.24701	$17.24374	3,821
2018	$17.24374	$16.41106	128

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05285	1,069
2017	$10.05285	$12.93205	568
2018	$12.93205	$13.00922	534
Putnam VT International Equity Fund - Class IB
2009	$11.71783	$14.35021	7,098
2010	$14.35021	$15.51444	7,112
2011	$15.51444	$12.66322	7,862
2012	$12.66322	$15.16931	5,320
2013	$15.16931	$19.08959	1,583
2014	$19.08959	$17.48606	1,214
2015	$17.48606	$17.20586	896
2016	$17.20586	$16.49249	814
2017	$16.49249	$20.51536	440
2018	$20.51536	$16.30496	426
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.90640	$11.44899	0
2010	$11.44899	$12.81584	0
2011	$12.81584	$12.59869	0
2012	$12.59869	$14.46236	0
2013	$14.46236	$19.20231	0
2014	$19.20231	$21.49338	0
2015	$21.49338	$20.65954	0
2016	$20.65954	$22.74771	0
2017	$22.74771	$27.46412	0
2018	$27.46412	$24.92563	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option
Mortality & Expense = 1.60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.48839	$11.21477	290,950
2010	$11.21477	$12.42385	269,968
2011	$12.42385	$12.94264	232,607
2012	$12.94264	$14.90231	202,303
2013	$14.90231	$19.69855	130,135
2014	$19.69855	$21.14326	98,175
2015	$21.14326	$21.06105	78,964
2016	$21.06105	$22.97503	71,239
2017	$22.97503	$26.76323	57,730
2018	$26.76323	$24.74749	50,798
AB VPS Growth Portfolio - Class B
2009	$9.27892	$12.10806	182,021
2010	$12.10806	$13.65091	164,037
2011	$13.65091	$13.53693	138,787
2012	$13.53693	$15.09933	112,992
2013	$15.09933	$19.83044	88,880
2014	$19.83044	$22.00026	72,041
2015	$22.00026	$23.51198	58,084
2016	$23.51198	$23.28900	54,515
2017	$23.28900	$30.68580	38,196
2018	$30.68580	$31.27214	34,467
AB VPS International Value Portfolio - Class B
2009	$7.48786	$9.88046	179,802
2010	$9.88046	$10.12094	165,656
2011	$10.12094	$8.00782	160,938
2012	$8.00782	$8.98044	132,732
2013	$8.98044	$10.82442	97,431
2014	$10.82442	$9.94381	90,999
2015	$9.94381	$10.00032	82,558
2016	$10.00032	$9.74341	62,827
2017	$9.74341	$11.97178	56,660
2018	$11.97178	$9.05568	56,821
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.85956	$11.92958	127,365
2010	$11.92958	$12.86806	122,928
2011	$12.86806	$12.22456	96,912
2012	$12.22456	$13.94083	86,671
2013	$13.94083	$18.75709	71,647
2014	$18.75709	$20.97088	63,487
2015	$20.97088	$22.83118	54,102
2016	$22.83118	$22.95156	49,374
2017	$22.95156	$29.68375	34,639
2018	$29.68375	$29.82907	27,297

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.74928	$16.46122	293,327
2010	$16.46122	$20.46551	256,322
2011	$20.46551	$18.36680	213,572
2012	$18.36680	$21.36865	183,608
2013	$21.36865	$28.88461	133,361
2014	$28.88461	$30.90534	103,152
2015	$30.90534	$28.62382	89,537
2016	$28.62382	$35.08282	82,095
2017	$35.08282	$38.88685	81,347
2018	$38.88685	$32.34868	62,545
AB VPS Value Portfolio - Class B
2009	$6.94703	$8.25797	25,735
2010	$8.25797	$9.03644	20,475
2011	$9.03644	$8.53984	18,154
2012	$8.53984	$9.68999	15,819
2013	$9.68999	$12.98929	13,493
2014	$12.98929	$14.13120	11,041
2015	$14.13120	$12.88316	9,487
2016	$12.88316	$14.08167	9,349
2017	$14.08167	$15.66986	7,995
2018	$15.66986	$13.02715	7,122
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.42677	$11.21127	274,217
2010	$11.21127	$12.87451	239,466
2011	$12.87451	$12.29248	208,949
2012	$12.29248	$14.02047	162,848
2013	$14.02047	$18.03174	127,871
2014	$18.03174	$19.77290	106,885
2015	$19.77290	$19.49962	97,214
2016	$19.49962	$20.63199	87,952
2017	$20.63199	$24.63984	76,485
2018	$24.63984	$22.59157	61,438
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.61029	$10.46982	349,523
2010	$10.46982	$10.28992	203,488
2011	$10.28992	$10.10723	205,286
2012	$10.10723	$9.92682	157,735
2013	$9.92682	$9.75011	132,362
2014	$9.75011	$9.57653	149,000
2015	$9.57653	$9.40606	111,518
2016	$9.40606	$9.23943	428,643
2017	$9.23943	$9.11362	405,110
2018	$9.11362	$9.07547	649,738
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.69506	$9.59897	60,722
2010	$9.59897	$10.79872	55,396
2011	$10.79872	$10.74993	43,518
2012	$10.74993	$12.48349	40,430
2013	$12.48349	$16.33653	28,227
2014	$16.33653	$17.68504	27,582
2015	$17.68504	$16.92757	21,913
2016	$16.92757	$19.25372	23,835
2017	$19.25372	$22.05283	18,190
2018	$22.05283	$19.66682	15,334

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.44599	$11.90019	41,973
2010	$11.90019	$13.28522	38,109
2011	$13.28522	$13.53284	32,429
2012	$13.53284	$15.14683	23,735
2013	$15.14683	$15.72338	21,097
2014	$15.72338	$15.58157	15,565
2015	$15.58157	$14.71106	15,467
2016	$14.71106	$16.49572	12,235
2017	$16.49572	$17.32246	9,916
2018	$17.32246	$16.39516	6,892
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.96968	$12.31098	60,751
2010	$12.31098	$15.54536	55,879
2011	$15.54536	$13.61062	52,920
2012	$13.61062	$15.31295	47,089
2013	$15.31295	$20.43343	42,356
2014	$20.43343	$21.27808	34,977
2015	$21.27808	$20.55682	31,818
2016	$20.55682	$22.59715	29,090
2017	$22.59715	$26.75356	24,643
2018	$26.75356	$22.39276	23,046
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.20910	$10.72017	32,985
2010	$10.72017	$12.23344	21,639
2011	$12.23344	$11.43778	15,644
2012	$11.43778	$12.27313	8,978
2013	$12.27313	$16.57153	7,370
2014	$16.57153	$17.26857	6,518
2015	$17.26857	$17.69985	6,005
2016	$17.69985	$16.88183	4,869
2017	$16.88183	$21.04890	4,649
2018	$21.04890	$21.32018	4,755
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.15646	$12.19360	215,912
2010	$12.19360	$13.49309	165,003
2011	$13.49309	$13.56806	136,159
2012	$13.56806	$15.01054	120,273
2013	$15.01054	$16.79713	112,863
2014	$16.79713	$17.25791	93,017
2015	$17.25791	$15.75331	85,972
2016	$15.75331	$17.64186	65,897
2017	$17.64186	$19.00426	51,932
2018	$19.00426	$17.86052	52,007
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.60148	$12.83933	55,957
2010	$12.83933	$14.11757	63,655
2011	$14.11757	$13.45499	38,794
2012	$13.45499	$14.97868	31,389
2013	$14.97868	$18.77314	28,565
2014	$18.77314	$19.48959	24,631
2015	$19.48959	$18.44201	23,172
2016	$18.44201	$20.31820	21,413
2017	$20.31820	$21.67272	13,075
2018	$21.67272	$18.89673	12,889

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.66582	$10.72761	117,078
2010	$10.72761	$11.71516	108,701
2011	$11.71516	$11.38598	90,810
2012	$11.38598	$12.77443	80,230
2013	$12.77443	$16.09148	66,461
2014	$16.09148	$16.92898	52,156
2015	$16.92898	$15.80514	44,281
2016	$15.80514	$18.01573	38,781
2017	$18.01573	$19.17245	26,939
2018	$19.17245	$17.12180	24,700
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.85637	$13.26566	203,493
2010	$13.26566	$14.12365	195,727
2011	$14.12365	$12.39604	151,685
2012	$12.39604	$14.39328	125,835
2013	$14.39328	$17.38284	93,158
2014	$17.38284	$15.17121	77,812
2015	$15.17121	$13.93219	70,426
2016	$13.93219	$14.66529	59,464
2017	$14.66529	$16.80904	51,687
2018	$16.80904	$13.95868	47,226
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.11289	$9.42720	53,483
2010	$9.42720	$10.29527	52,509
2011	$10.29527	$9.39832	47,223
2012	$9.39832	$10.99527	46,263
2013	$10.99527	$14.38709	23,534
2014	$14.38709	$15.95742	18,670
2015	$15.95742	$14.98021	14,700
2016	$14.98021	$16.41681	13,854
2017	$16.41681	$17.71401	11,465
2018	$17.71401	$15.92562	9,714
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.12186	$10.62088	31,874
2010	$10.62088	$13.03883	27,633
2011	$13.03883	$11.98937	29,160
2012	$11.98937	$13.94871	24,980
2013	$13.94871	$18.20527	20,677
2014	$18.20527	$20.30573	15,130
2015	$20.30573	$18.09900	13,418
2016	$18.09900	$20.18115	10,482
2017	$20.18115	$22.01644	8,810
2018	$22.01644	$19.36050	4,980
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.45977	$8.87540	60,771
2010	$8.87540	$9.83606	53,057
2011	$9.83606	$10.05118	42,308
2012	$10.05118	$11.29800	38,376
2013	$11.29800	$15.25894	30,048
2014	$15.25894	$17.43841	16,057
2015	$17.43841	$17.09266	15,572
2016	$17.09266	$18.58935	12,609
2017	$18.58935	$22.65335	11,514
2018	$22.65335	$20.86941	9,034

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.55590	$12.29184	152,574
2010	$12.29184	$14.43394	140,029
2011	$14.43394	$13.27019	111,899
2012	$13.27019	$14.77806	120,469
2013	$14.77806	$20.28944	95,123
2014	$20.28944	$21.55398	78,953
2015	$21.55398	$22.17368	62,497
2016	$22.17368	$22.21710	54,616
2017	$22.21710	$27.71999	55,188
2018	$27.71999	$26.16425	31,541
Invesco V.I. American Value Fund - Series II
2009	$11.93816	$16.31580	363,620
2010	$16.31580	$19.57833	327,945
2011	$19.57833	$19.38750	273,110
2012	$19.38750	$22.29083	217,410
2013	$22.29083	$29.32052	161,635
2014	$29.32052	$31.52491	131,800
2015	$31.52491	$28.06284	111,581
2016	$28.06284	$31.75636	97,360
2017	$31.75636	$34.21152	72,792
2018	$34.21152	$29.27546	64,713
Invesco V.I. Comstock Fund - Series II
2009	$10.14539	$12.79425	1,114,963
2010	$12.79425	$14.53765	997,958
2011	$14.53765	$13.97695	802,960
2012	$13.97695	$16.32386	661,987
2013	$16.32386	$21.74760	525,117
2014	$21.74760	$23.30204	432,558
2015	$23.30204	$21.46724	381,056
2016	$21.46724	$24.66564	318,724
2017	$24.66564	$28.48503	245,379
2018	$28.48503	$24.51498	207,564
Invesco V.I. Core Equity Fund - Series II
2009	$7.80566	$9.81106	58,633
2010	$9.81106	$10.52672	55,539
2011	$10.52672	$10.30833	53,164
2012	$10.30833	$11.50153	39,814
2013	$11.50153	$14.56423	36,287
2014	$14.56423	$15.42585	32,209
2015	$15.42585	$14.24029	25,366
2016	$14.24029	$15.38741	17,897
2017	$15.38741	$17.05993	17,076
2018	$17.05993	$15.14404	15,591
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.31195	$11.33433	381,858
2010	$11.33433	$12.26735	351,993
2011	$12.26735	$12.04041	335,925
2012	$12.04041	$13.99646	302,416
2013	$13.99646	$17.97518	235,658
2014	$17.97518	$19.86637	149,667
2015	$19.86637	$19.86510	141,626
2016	$19.86510	$22.34684	122,315
2017	$22.34684	$23.78149	105,572
2018	$23.78149	$21.53054	93,373

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.40086	$13.71479	208,065
2010	$13.71479	$15.08999	194,361
2011	$15.08999	$14.62780	201,695
2012	$14.62780	$16.14495	178,909
2013	$16.14495	$19.80194	127,415
2014	$19.80194	$21.15248	102,184
2015	$21.15248	$20.23677	92,865
2016	$20.23677	$22.82421	73,525
2017	$22.82421	$24.83494	58,486
2018	$24.83494	$22.01736	55,406
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$12.01332	183,518
2012	$12.01332	$13.38007	159,127
2013	$13.38007	$16.06471	117,981
2014	$16.06471	$15.85351	100,231
2015	$15.85351	$15.31295	90,275
2016	$15.31295	$16.01777	81,316
2017	$16.01777	$19.28841	66,822
2018	$19.28841	$15.99800	58,281
Invesco V.I. Growth and Income Fund - Series II
2009	$11.41623	$13.91497	636,658
2010	$13.91497	$15.33220	568,161
2011	$15.33220	$14.71773	434,822
2012	$14.71773	$16.52749	340,948
2013	$16.52749	$21.71289	265,644
2014	$21.71289	$23.44925	220,993
2015	$23.44925	$22.26651	187,876
2016	$22.26651	$26.11816	146,779
2017	$26.11816	$29.25462	128,297
2018	$29.25462	$24.82548	111,354
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$18.59637	62,225
2014	$18.59637	$18.55306	56,489
2015	$18.55306	$17.60682	52,809
2016	$17.60682	$19.16526	40,454
2017	$19.16526	$19.97639	37,547
2018	$19.97639	$18.91200	34,538
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$8.04395	28,077
2012	$8.04395	$9.10472	18,608
2013	$9.10472	$10.61549	22,742
2014	$10.61549	$10.43482	18,467
2015	$10.43482	$9.97994	18,947
2016	$9.97994	$9.73351	17,464
2017	$9.73351	$11.73316	17,067
2018	$11.73316	$9.77081	16,203

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.31312	$11.87708	15,999
2010	$11.87708	$13.27180	9,869
2011	$13.27180	$12.18689	9,013
2012	$12.18689	$13.23917	8,961
2013	$13.23917	$16.70328	5,321
2014	$16.70328	$17.08827	4,722
2015	$17.08827	$16.06397	4,444
2016	$16.06397	$17.85392	3,879
2017	$17.85392	$20.10604	2,613
2018	$20.10604	$17.45533	2,628
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.80888	$15.06401	69,894
2010	$15.06401	$18.82965	64,101
2011	$18.82965	$16.76216	47,485
2012	$16.76216	$18.37535	41,066
2013	$18.37535	$24.65227	27,315
2014	$24.65227	$26.07322	20,911
2015	$26.07322	$25.87325	19,058
2016	$25.87325	$25.55680	16,898
2017	$25.55680	$30.66047	15,225
2018	$30.66047	$28.34228	13,189
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.64176	$11.93708	523,288
2010	$11.93708	$13.43352	448,002
2011	$13.43352	$13.39597	362,449
2012	$13.39597	$15.19682	284,203
2013	$15.19682	$19.63460	227,394
2014	$19.63460	$21.78126	192,076
2015	$21.78126	$21.55754	184,375
2016	$21.55754	$23.54372	168,431
2017	$23.54372	$27.98204	148,571
2018	$27.98204	$26.08784	130,532
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.57030	$10.98408	144,679
2010	$10.98408	$11.53678	139,030
2011	$11.53678	$10.94597	112,205
2012	$10.94597	$12.64747	100,927
2013	$12.64747	$16.55389	81,163
2014	$16.55389	$17.29574	59,509
2015	$17.29574	$15.17613	54,753
2016	$15.17613	$17.57652	45,174
2017	$17.57652	$20.23829	33,494
2018	$20.23829	$16.02984	30,787
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.75151	$16.29452	55,845
2010	$16.29452	$17.56188	42,922
2011	$17.56188	$18.43579	29,156
2012	$18.43579	$21.34152	23,849
2013	$21.34152	$19.12415	23,749
2014	$19.12415	$19.32469	21,239
2015	$19.32469	$18.75569	16,507
2016	$18.75569	$20.36996	12,352
2017	$20.36996	$21.92546	10,979
2018	$21.92546	$20.01579	10,134

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.61864	$31.10707	103,188
2010	$31.10707	$36.33917	98,804
2011	$36.33917	$29.18097	81,458
2012	$29.18097	$34.34313	66,965
2013	$34.34313	$33.35677	53,667
2014	$33.35677	$31.26737	42,512
2015	$31.26737	$27.41932	36,719
2016	$27.41932	$28.71314	29,936
2017	$28.71314	$38.09188	23,616
2018	$38.09188	$30.85698	22,361
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.35160	$16.98924	346,172
2010	$16.98924	$19.02906	304,773
2011	$19.02906	$20.38047	215,320
2012	$20.38047	$23.13530	174,559
2013	$23.13530	$27.18864	135,664
2014	$27.18864	$27.90636	104,131
2015	$27.90636	$29.10665	88,554
2016	$29.10665	$30.13646	78,490
2017	$30.13646	$37.22297	61,670
2018	$37.22297	$35.90944	52,893
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$29.23370	11,580
2015	$29.23370	$24.72370	10,192
2016	$24.72370	$27.91683	8,834
2017	$27.91683	$30.86002	6,865
2018	$30.86002	$27.91613	6,390
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.50607	112,188
2014	$16.50607	$16.53418	83,906
2015	$16.53418	$15.17787	77,452
2016	$15.17787	$15.72587	69,053
2017	$15.72587	$17.91221	63,913
2018	$17.91221	$16.42176	61,228
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.46567	$13.73048	133,363
2010	$13.73048	$16.53401	113,697
2011	$16.53401	$15.74490	79,779
2012	$15.74490	$17.63538	69,603
2013	$17.63538	$25.58558	42,631
2014	$25.58558	$26.65759	38,445
2015	$26.65759	$29.31379	32,280
2016	$29.31379	$28.23711	30,796
2017	$28.23711	$39.61169	25,660
2018	$39.61169	$41.74081	25,729

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$12.11043	$18.71671	220,515
2010	$18.71671	$24.31390	196,336
2011	$24.31390	$22.16611	151,437
2012	$22.16611	$23.61633	129,969
2013	$23.61633	$31.88779	97,077
2014	$31.88779	$31.89347	80,168
2015	$31.89347	$29.44628	61,556
2016	$29.44628	$26.36332	56,069
2017	$26.36332	$35.88952	47,205
2018	$35.88952	$38.95675	41,141
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$13.04693	$16.46416	215,423
2010	$16.46416	$20.94429	182,945
2011	$20.94429	$21.73486	151,102
2012	$21.73486	$24.67938	127,717
2013	$24.67938	$24.66224	102,870
2014	$24.66224	$31.34852	81,940
2015	$31.34852	$31.37925	71,266
2016	$31.37925	$32.83722	61,812
2017	$32.83722	$33.17859	56,350
2018	$33.17859	$29.98733	47,434
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.29319	$12.36282	884,208
2010	$12.36282	$13.23569	764,559
2011	$13.23569	$13.61198	600,132
2012	$13.61198	$15.21564	538,711
2013	$15.21564	$15.06459	467,430
2014	$15.06459	$15.88955	387,733
2015	$15.88955	$15.25803	338,558
2016	$15.25803	$15.98752	305,349
2017	$15.98752	$16.71748	281,324
2018	$16.71748	$15.71043	237,841
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$9.15723	$15.36538	373,643
2010	$15.36538	$19.22971	311,557
2011	$19.22971	$17.57070	267,443
2012	$17.57070	$19.34229	238,268
2013	$19.34229	$28.56513	201,324
2014	$28.56513	$29.58098	150,867
2015	$29.58098	$31.47367	132,745
2016	$31.47367	$29.78476	116,498
2017	$29.78476	$43.59204	97,322
2018	$43.59204	$48.37405	79,524
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.32395	$8.79546	70,179
2010	$8.79546	$10.73276	78,454
2011	$10.73276	$9.74585	79,223
2012	$9.74585	$10.06142	73,606
2013	$10.06142	$8.42723	38,748
2014	$8.42723	$6.73522	31,143
2015	$6.73522	$4.91705	30,715
2016	$4.91705	$5.54749	19,780
2017	$5.54749	$5.56035	19,361
2018	$5.56035	$4.68518	18,889

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.30669	$11.92409	18,572
2010	$11.92409	$13.12227	22,241
2011	$13.12227	$13.68950	25,855
2012	$13.68950	$15.83045	22,667
2013	$15.83045	$14.45216	17,027
2014	$14.45216	$14.39299	11,703
2015	$14.39299	$13.80455	11,052
2016	$13.80455	$15.34750	5,310
2017	$15.34750	$16.54631	4,355
2018	$16.54631	$15.46574	4,113
PIMCO Real Return Portfolio - Advisor Shares
2009	$10.01366	$11.63179	127,372
2010	$11.63179	$12.33808	137,203
2011	$12.33808	$13.51930	78,423
2012	$13.51930	$14.42449	60,790
2013	$14.42449	$12.84756	43,679
2014	$12.84756	$12.99470	32,190
2015	$12.99470	$12.40444	26,893
2016	$12.40444	$12.80321	23,677
2017	$12.80321	$13.02200	40,185
2018	$13.02200	$12.49381	38,169
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.29525	$12.64159	340,484
2010	$12.64159	$13.41002	278,385
2011	$13.41002	$13.63256	266,336
2012	$13.63256	$14.65875	168,618
2013	$14.65875	$14.09994	171,567
2014	$14.09994	$14.42562	127,521
2015	$14.42562	$14.21672	108,314
2016	$14.21672	$14.32245	78,821
2017	$14.32245	$14.74446	72,643
2018	$14.74446	$14.38889	66,972
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.99840	42,530
2010	$7.99840	$8.84560	42,499
2011	$8.84560	$8.85451	33,883
2012	$8.85451	$10.37434	25,840
2013	$10.37434	$13.49146	23,406
2014	$13.49146	$14.92751	15,635
2015	$14.92751	$14.21421	14,160
2016	$14.21421	$15.86525	19,979
2017	$15.86525	$18.50853	29,142
2018	$18.50853	$16.63394	25,257
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.78391	$9.60364	51,060
2010	$9.60364	$10.45289	47,586
2011	$10.45289	$10.55050	41,835
2012	$10.55050	$11.65996	39,847
2013	$11.65996	$13.52340	33,436
2014	$13.52340	$14.69949	24,790
2015	$14.69949	$14.27317	22,841
2016	$14.27317	$15.14131	15,022
2017	$15.14131	$17.11560	13,087
2018	$17.11560	$16.28089	12,414

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05226	102,696
2017	$10.05226	$12.92480	87,773
2018	$12.92480	$12.99535	76,499
Putnam VT International Equity Fund - Class IB
2009	$11.68408	$14.30160	268,156
2010	$14.30160	$15.45404	236,082
2011	$15.45404	$12.60750	213,356
2012	$12.60750	$15.09486	171,415
2013	$15.09486	$18.98624	145,536
2014	$18.98624	$17.38254	111,042
2015	$17.38254	$17.09530	90,689
2016	$17.09530	$16.37820	74,381
2017	$16.37820	$20.36297	69,932
2018	$20.36297	$16.17566	66,211
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.88070	$11.41014	3,267
2010	$11.41014	$12.76585	2,437
2011	$12.76585	$12.54319	1,258
2012	$12.54319	$14.39129	1,222
2013	$14.39129	$19.09824	1,148
2014	$19.09824	$21.36601	456
2015	$21.36601	$20.52666	0
2016	$20.52666	$22.58993	0
2017	$22.58993	$27.25993	0
2018	$27.25993	$24.72782	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option
(age 0-70)
Mortality & Expense = 1.65

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.46104	$11.17673	8,810
2010	$11.17673	$12.37540	7,412
2011	$12.37540	$12.88561	4,827
2012	$12.88561	$14.82909	3,507
2013	$14.82909	$19.59181	1,987
2014	$19.59181	$21.01800	1,367
2015	$21.01800	$20.92562	486
2016	$20.92562	$22.81569	412
2017	$22.81569	$26.56426	349
2018	$26.56426	$24.55110	274
AB VPS Growth Portfolio - Class B
2009	$9.25218	$12.06704	15,958
2010	$12.06704	$13.59774	7,005
2011	$13.59774	$13.47736	6,497
2012	$13.47736	$15.02522	7,022
2013	$15.02522	$19.72308	5,893
2014	$19.72308	$21.87001	4,301
2015	$21.87001	$23.36089	3,073
2016	$23.36089	$23.12761	2,573
2017	$23.12761	$30.45783	2,425
2018	$30.45783	$31.02413	2,079
AB VPS International Value Portfolio - Class B
2009	$7.47385	$9.85694	4,503
2010	$9.85694	$10.09172	2,263
2011	$10.09172	$7.98064	2,381
2012	$7.98064	$8.94539	2,377
2013	$8.94539	$10.77669	2,354
2014	$10.77669	$9.89492	1,332
2015	$9.89492	$9.94609	1,265
2016	$9.94609	$9.68564	1,332
2017	$9.68564	$11.89481	1,248
2018	$11.89481	$8.99291	1,098
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.83402	$11.88913	3,041
2010	$11.88913	$12.81790	3,026
2011	$12.81790	$12.17074	2,761
2012	$12.17074	$13.87238	2,747
2013	$13.87238	$18.65549	2,735
2014	$18.65549	$20.84667	2,540
2015	$20.84667	$22.68441	2,530
2016	$22.68441	$22.79244	2,519
2017	$22.79244	$29.46315	2,509
2018	$29.46315	$29.59243	973

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.71542	$16.40543	5,780
2010	$16.40543	$20.38578	5,243
2011	$20.38578	$18.28595	4,234
2012	$18.28595	$21.26373	3,948
2013	$21.26373	$28.72817	3,240
2014	$28.72817	$30.72232	2,483
2015	$30.72232	$28.43982	2,314
2016	$28.43982	$34.83962	2,257
2017	$34.83962	$38.59789	2,194
2018	$38.59789	$32.09206	1,033
AB VPS Value Portfolio - Class B
2009	$6.93404	$8.23832	179
2010	$8.23832	$9.01035	178
2011	$9.01035	$8.51086	176
2012	$8.51086	$9.65219	175
2013	$9.65219	$12.93204	174
2014	$12.93204	$14.06175	172
2015	$14.06175	$12.81332	171
2016	$12.81332	$13.99822	170
2017	$13.99822	$15.56916	168
2018	$15.56916	$12.93690	167
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.41102	$11.18461	4,562
2010	$11.18461	$12.83736	5,466
2011	$12.83736	$12.25079	5,327
2012	$12.25079	$13.96578	5,208
2013	$13.96578	$17.95226	4,804
2014	$17.95226	$19.67572	4,718
2015	$19.67572	$19.39391	4,632
2016	$19.39391	$20.50972	4,067
2017	$20.50972	$24.48151	3,992
2018	$24.48151	$22.43505	3,468
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.59584	$10.45023	18,229
2010	$10.45023	$10.26543	4,852
2011	$10.26543	$10.07807	10,094
2012	$10.07807	$9.89313	9,825
2013	$9.89313	$9.71206	9,355
2014	$9.71206	$9.53431	7,205
2015	$9.53431	$9.35982	7,159
2016	$9.35982	$9.18933	10,408
2017	$9.18933	$9.05966	20,112
2018	$9.05966	$9.01718	33,912
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.68066	$9.57613	2,023
2010	$9.57613	$10.76754	2,006
2011	$10.76754	$10.71345	1,965
2012	$10.71345	$12.43478	3,888
2013	$12.43478	$16.26450	3,838
2014	$16.26450	$17.59810	531
2015	$17.59810	$16.83578	528
2016	$16.83578	$19.13958	514
2017	$19.13958	$21.91108	509
2018	$21.91108	$19.53053	330

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.43021	$11.87191	490
2010	$11.87191	$13.24692	490
2011	$13.24692	$13.48697	470
2012	$13.48697	$15.08780	454
2013	$15.08780	$15.65414	0
2014	$15.65414	$15.50505	0
2015	$15.50505	$14.63138	0
2016	$14.63138	$16.39803	0
2017	$16.39803	$17.21123	0
2018	$17.21123	$16.28165	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.95290	$12.28169	3,713
2010	$12.28169	$15.50049	1,054
2011	$15.50049	$13.56444	983
2012	$13.56444	$15.25320	950
2013	$15.25320	$20.34335	923
2014	$20.34335	$21.17349	899
2015	$21.17349	$20.44535	876
2016	$20.44535	$22.46321	58
2017	$22.46321	$26.58161	41
2018	$26.58161	$22.23759	25
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.19374	$10.69467	124
2010	$10.69467	$12.19814	121
2011	$12.19814	$11.39897	123
2012	$11.39897	$12.22524	128
2013	$12.22524	$16.49847	115
2014	$16.49847	$17.18368	0
2015	$17.18368	$17.60389	0
2016	$17.60389	$16.78177	0
2017	$16.78177	$20.91363	0
2018	$20.91363	$21.17246	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.13472	$12.15846	19,806
2010	$12.15846	$13.44736	18,821
2011	$13.44736	$13.51520	17,630
2012	$13.51520	$14.94444	5,806
2013	$14.94444	$16.71464	3,909
2014	$16.71464	$17.16440	3,363
2015	$17.16440	$15.65997	2,637
2016	$15.65997	$17.52843	2,260
2017	$17.52843	$18.87259	2,156
2018	$18.87259	$17.72781	777
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.58166	$12.80881	2,315
2010	$12.80881	$14.07685	3,737
2011	$14.07685	$13.40936	3,720
2012	$13.40936	$14.92027	3,686
2013	$14.92027	$18.69041	3,662
2014	$18.69041	$19.39382	3,700
2015	$19.39382	$18.34205	3,684
2016	$18.34205	$20.19779	3,668
2017	$20.19779	$21.53346	3,653
2018	$21.53346	$18.76582	3,276

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.64523	$10.69668	447
2010	$10.69668	$11.67545	417
2011	$11.67545	$11.34161	386
2012	$11.34161	$12.71815	360
2013	$12.71815	$16.01245	334
2014	$16.01245	$16.83727	311
2015	$16.83727	$15.71152	293
2016	$15.71152	$17.89993	267
2017	$17.89993	$19.03964	257
2018	$19.03964	$16.99461	237
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.83297	$13.22743	6,290
2010	$13.22743	$14.07578	4,805
2011	$14.07578	$12.34774	4,746
2012	$12.34774	$14.32989	4,717
2013	$14.32989	$17.29748	4,690
2014	$17.29748	$15.08901	4,169
2015	$15.08901	$13.84963	4,170
2016	$13.84963	$14.57100	2,672
2017	$14.57100	$16.69259	2,670
2018	$16.69259	$13.85496	2,696
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.09772	$9.40479	240
2010	$9.40479	$10.26558	244
2011	$10.26558	$9.36645	248
2012	$9.36645	$10.95239	244
2013	$10.95239	$14.32369	237
2014	$14.32369	$15.87901	227
2015	$15.87901	$14.89901	229
2016	$14.89901	$16.31955	228
2017	$16.31955	$17.60021	235
2018	$17.60021	$15.81531	231
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.10668	$10.59564	484
2010	$10.59564	$13.00123	3,778
2011	$13.00123	$11.94872	3,755
2012	$11.94872	$13.89432	3,736
2013	$13.89432	$18.12507	3,719
2014	$18.12507	$20.20598	3,705
2015	$20.20598	$18.00092	3,691
2016	$18.00092	$20.06161	3,677
2017	$20.06161	$21.87504	3,665
2018	$21.87504	$19.22643	3,653
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.44581	$8.85428	523
2010	$8.85428	$9.80767	491
2011	$9.80767	$10.01709	447
2012	$10.01709	$11.25392	450
2013	$11.25392	$15.19167	410
2014	$15.19167	$17.35271	258
2015	$17.35271	$16.99999	251
2016	$16.99999	$18.47918	253
2017	$18.47918	$22.50777	235
2018	$22.50777	$20.72481	223

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.53411	$12.25016	2,861
2010	$12.25016	$14.37769	2,480
2011	$14.37769	$13.21175	2,326
2012	$13.21175	$14.70549	3,041
2013	$14.70549	$20.17954	2,984
2014	$20.17954	$21.42631	2,946
2015	$21.42631	$22.03110	2,915
2016	$22.03110	$22.06303	2,116
2017	$22.06303	$27.51393	2,106
2018	$27.51393	$25.95663	2,090
Invesco V.I. American Value Fund - Series II
2009	$11.90375	$16.26048	11,306
2010	$16.26048	$19.50203	9,649
2011	$19.50203	$19.30214	8,935
2012	$19.30214	$22.18136	7,625
2013	$22.18136	$29.16169	6,473
2014	$29.16169	$31.33819	5,627
2015	$31.33819	$27.88241	5,403
2016	$27.88241	$31.53616	5,996
2017	$31.53616	$33.95722	5,952
2018	$33.95722	$29.04317	5,665
Invesco V.I. Comstock Fund - Series II
2009	$10.11615	$12.75088	52,072
2010	$12.75088	$14.48100	36,907
2011	$14.48100	$13.91541	29,717
2012	$13.91541	$16.24370	22,612
2013	$16.24370	$21.62979	17,465
2014	$21.62979	$23.16401	16,284
2015	$23.16401	$21.32921	15,199
2016	$21.32921	$24.49460	10,593
2017	$24.49460	$28.27331	10,084
2018	$28.27331	$24.32046	8,897
Invesco V.I. Core Equity Fund - Series II
2009	$7.79502	$9.79270	1,636
2010	$9.79270	$10.50169	470
2011	$10.50169	$10.27858	473
2012	$10.27858	$11.46249	276
2013	$11.46249	$14.50741	274
2014	$14.50741	$15.35784	272
2015	$15.35784	$14.17029	271
2016	$14.17029	$15.30398	269
2017	$15.30398	$16.95892	267
2018	$16.95892	$15.04675	265
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.28511	$11.29590	21,851
2010	$11.29590	$12.21955	19,407
2011	$12.21955	$11.98740	13,445
2012	$11.98740	$13.92773	2,829
2013	$13.92773	$17.87780	2,603
2014	$17.87780	$19.74870	2,239
2015	$19.74870	$19.73737	1,930
2016	$19.73737	$22.19189	1,634
2017	$22.19189	$23.60473	1,426
2018	$23.60473	$21.35971	1,138

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.36800	$13.66829	8,326
2010	$13.66829	$15.03117	6,179
2011	$15.03117	$14.56338	6,169
2012	$14.56338	$16.06564	5,518
2013	$16.06564	$19.69464	5,419
2014	$19.69464	$21.02716	5,329
2015	$21.02716	$20.10663	5,148
2016	$20.10663	$22.66591	5,047
2017	$22.66591	$24.65030	4,962
2018	$24.65030	$21.84262	4,536
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.96042	2,552
2012	$11.96042	$13.31436	1,554
2013	$13.31436	$15.97768	1,430
2014	$15.97768	$15.75959	1,412
2015	$15.75959	$15.21449	1,053
2016	$15.21449	$15.90668	1,035
2017	$15.90668	$19.14501	972
2018	$19.14501	$15.87104	570
Invesco V.I. Growth and Income Fund - Series II
2009	$11.38332	$13.86779	28,917
2010	$13.86779	$15.27244	24,705
2011	$15.27244	$14.65292	22,142
2012	$14.65292	$16.44630	17,189
2013	$16.44630	$21.59525	15,670
2014	$21.59525	$23.31033	15,169
2015	$23.31033	$22.12333	14,572
2016	$22.12333	$25.93704	14,063
2017	$25.93704	$29.03715	13,684
2018	$29.03715	$24.62848	10,608
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$18.49567	6,084
2014	$18.49567	$18.44321	6,041
2015	$18.44321	$17.49366	5,815
2016	$17.49366	$19.03242	6,008
2017	$19.03242	$19.82796	5,998
2018	$19.82796	$18.76199	4,439
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$8.02073	250
2012	$8.02073	$9.07381	246
2013	$9.07381	$10.57406	255
2014	$10.57406	$10.38881	0
2015	$10.38881	$9.93087	0
2016	$9.93087	$9.68072	0
2017	$9.68072	$11.66367	0
2018	$11.66367	$9.70803	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.29098	$11.84282	1,885
2010	$11.84282	$13.22678	1,744
2011	$13.22678	$12.13938	1,712
2012	$12.13938	$13.18084	1,705
2013	$13.18084	$16.62122	1,698
2014	$16.62122	$16.99566	1,692
2015	$16.99566	$15.96878	1,686
2016	$15.96878	$17.73911	1,679
2017	$17.73911	$19.96672	1,686
2018	$19.96672	$17.32561	1,686
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.78059	$15.01291	3,765
2010	$15.01291	$18.75624	3,680
2011	$18.75624	$16.68832	3,599
2012	$16.68832	$18.28507	1,968
2013	$18.28507	$24.51867	1,912
2014	$24.51867	$25.91871	1,864
2015	$25.91871	$25.70683	1,816
2016	$25.70683	$25.37953	1,767
2017	$25.37953	$30.43251	1,725
2018	$30.43251	$28.11734	787
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.61396	$11.89660	69,221
2010	$11.89660	$13.38116	61,958
2011	$13.38116	$13.33697	58,211
2012	$13.33697	$15.12216	40,938
2013	$15.12216	$19.52820	11,719
2014	$19.52820	$21.65220	10,070
2015	$21.65220	$21.41890	8,471
2016	$21.41890	$23.38043	6,612
2017	$23.38043	$27.77402	5,619
2018	$27.77402	$25.88081	5,440
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.54845	$10.94681	5,708
2010	$10.94681	$11.49177	4,689
2011	$11.49177	$10.89774	3,065
2012	$10.89774	$12.58532	2,393
2013	$12.58532	$16.46415	1,304
2014	$16.46415	$17.19321	976
2015	$17.19321	$15.07847	705
2016	$15.07847	$17.45456	600
2017	$17.45456	$20.08777	510
2018	$20.08777	$15.90257	420
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.71477	$16.23928	1,549
2010	$16.23928	$17.49344	1,402
2011	$17.49344	$18.35461	1,186
2012	$18.35461	$21.23670	961
2013	$21.23670	$19.02053	964
2014	$19.02053	$19.21019	961
2015	$19.21019	$18.63506	956
2016	$18.63506	$20.22868	951
2017	$20.22868	$21.76246	952
2018	$21.76246	$19.85694	786

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.56499	$31.00165	939
2010	$31.00165	$36.19761	1,001
2011	$36.19761	$29.05251	981
2012	$29.05251	$34.17450	891
2013	$34.17450	$33.17608	874
2014	$33.17608	$31.08217	900
2015	$31.08217	$27.24302	884
2016	$27.24302	$28.51404	868
2017	$28.51404	$37.80876	854
2018	$37.80876	$30.61215	193
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.31310	$16.93163	15,382
2010	$16.93163	$18.95490	11,998
2011	$18.95490	$20.29073	10,390
2012	$20.29073	$23.02168	9,991
2013	$23.02168	$27.04134	7,840
2014	$27.04134	$27.74104	6,829
2015	$27.74104	$28.91949	6,650
2016	$28.91949	$29.92749	7,693
2017	$29.92749	$36.94627	7,495
2018	$36.94627	$35.62449	6,814
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$29.06060	0
2015	$29.06060	$24.56479	0
2016	$24.56479	$27.72332	0
2017	$27.72332	$30.63070	0
2018	$30.63070	$27.69468	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.41665	3,638
2014	$16.41665	$16.43624	3,455
2015	$16.43624	$15.08028	3,107
2016	$15.08028	$15.61683	3,023
2017	$15.61683	$17.77908	2,945
2018	$17.77908	$16.29147	2,799
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.44127	$13.68394	9,112
2010	$13.68394	$16.46958	8,588
2011	$16.46958	$15.67558	5,728
2012	$15.67558	$17.54878	5,420
2013	$17.54878	$25.44699	5,386
2014	$25.44699	$26.49971	5,355
2015	$26.49971	$29.12533	5,321
2016	$29.12533	$28.04132	6,185
2017	$28.04132	$39.31728	6,149
2018	$39.31728	$41.40963	6,112

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$12.07551	$18.65327	5,662
2010	$18.65327	$24.21916	3,533
2011	$24.21916	$22.06853	2,609
2012	$22.06853	$23.50035	2,156
2013	$23.50035	$31.71506	1,214
2014	$31.71506	$31.70456	890
2015	$31.70456	$29.25695	884
2016	$29.25695	$26.18050	648
2017	$26.18050	$35.62275	644
2018	$35.62275	$38.64762	640
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$13.00933	$16.40834	7,030
2010	$16.40834	$20.86268	6,224
2011	$20.86268	$21.63919	4,224
2012	$21.63919	$24.55820	3,763
2013	$24.55820	$24.52865	3,497
2014	$24.52865	$31.16284	3,246
2015	$31.16284	$31.17751	3,121
2016	$31.17751	$32.60956	3,250
2017	$32.60956	$32.93200	3,191
2018	$32.93200	$29.74941	3,039
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.26353	$12.32092	41,534
2010	$12.32092	$13.18411	32,392
2011	$13.18411	$13.55206	23,647
2012	$13.55206	$15.14093	16,834
2013	$15.14093	$14.98298	10,280
2014	$14.98298	$15.79543	7,828
2015	$15.79543	$15.15993	5,030
2016	$15.15993	$15.87666	4,801
2017	$15.87666	$16.59321	4,747
2018	$16.59321	$15.58579	3,870
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$9.13083	$15.31329	16,496
2010	$15.31329	$19.15477	12,004
2011	$19.15477	$17.49333	9,992
2012	$17.49333	$19.24728	7,156
2013	$19.24728	$28.41037	5,212
2014	$28.41037	$29.40574	4,625
2015	$29.40574	$31.27128	4,088
2016	$31.27128	$29.57820	3,918
2017	$29.57820	$43.26800	3,764
2018	$43.26800	$47.99019	1,757
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.31531	$8.77899	1,380
2010	$8.77899	$10.70723	1,284
2011	$10.70723	$9.71772	1,204
2012	$9.71772	$10.02726	1,122
2013	$10.02726	$8.39434	1,053
2014	$8.39434	$6.70551	1,095
2015	$6.70551	$4.89286	1,031
2016	$4.89286	$5.51740	965
2017	$5.51740	$5.52741	907
2018	$5.52741	$4.65507	310

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.29399	$11.90178	102
2010	$11.90178	$13.09104	101
2011	$13.09104	$13.64999	100
2012	$13.64999	$15.77671	99
2013	$15.77671	$14.39577	99
2014	$14.39577	$14.32951	98
2015	$14.32951	$13.73667	97
2016	$13.73667	$15.26428	96
2017	$15.26428	$16.44832	96
2018	$16.44832	$15.36638	95
PIMCO Real Return Portfolio - Advisor Shares
2009	$10.00003	$11.61006	18,034
2010	$11.61006	$12.30877	17,947
2011	$12.30877	$13.48033	13,346
2012	$13.48033	$14.37556	15,047
2013	$14.37556	$12.79747	4,955
2014	$12.79747	$12.93745	467
2015	$12.93745	$12.34350	463
2016	$12.34350	$12.73384	459
2017	$12.73384	$12.94493	680
2018	$12.94493	$12.41359	529
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.27989	$12.61797	16,754
2010	$12.61797	$13.37814	17,463
2011	$13.37814	$13.59325	12,524
2012	$13.59325	$14.60901	12,352
2013	$14.60901	$14.04495	3,050
2014	$14.04495	$14.36204	384
2015	$14.36204	$14.14686	381
2016	$14.14686	$14.24484	377
2017	$14.24484	$14.65719	374
2018	$14.65719	$14.29650	371
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.97935	1,734
2010	$7.97935	$8.82003	1,690
2011	$8.82003	$8.82444	1,043
2012	$8.82444	$10.33383	1,028
2013	$10.33383	$13.43193	987
2014	$13.43193	$14.85407	172
2015	$14.85407	$14.13708	173
2016	$14.13708	$15.77115	170
2017	$15.77115	$18.38950	165
2018	$18.38950	$16.51862	160
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.76146	$9.57106	3,870
2010	$9.57106	$10.41212	3,708
2011	$10.41212	$10.50400	2,730
2012	$10.50400	$11.60266	1,727
2013	$11.60266	$13.45009	1,719
2014	$13.45009	$14.61237	1,763
2015	$14.61237	$14.18136	1,754
2016	$14.18136	$15.03630	1,745
2017	$15.03630	$16.98835	1,738
2018	$16.98835	$16.15166	575

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05168	11,785
2017	$10.05168	$12.91757	11,492
2018	$12.91757	$12.98150	4,237
Putnam VT International Equity Fund - Class IB
2009	$11.65041	$14.25311	5,650
2010	$14.25311	$15.39382	4,903
2011	$15.39382	$12.55199	4,194
2012	$12.55199	$15.02073	3,967
2013	$15.02073	$18.88338	3,733
2014	$18.88338	$17.27956	3,654
2015	$17.27956	$16.98536	3,541
2016	$16.98536	$16.26459	2,442
2017	$16.26459	$20.21157	2,311
2018	$20.21157	$16.04727	1,130
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.85511	$11.37146	0
2010	$11.37146	$12.71610	0
2011	$12.71610	$12.48795	0
2012	$12.48795	$14.32061	0
2013	$14.32061	$18.99477	0
2014	$18.99477	$21.23944	0
2015	$21.23944	$20.39468	0
2016	$20.39468	$22.43330	0
2017	$22.43330	$27.05733	0
2018	$27.05733	$24.53162	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 1.70

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.43375	$11.13883	3,925
2010	$11.13883	$12.32716	3,885
2011	$12.32716	$12.82886	3,685
2012	$12.82886	$14.75623	3,661
2013	$14.75623	$19.48562	3,089
2014	$19.48562	$20.89343	2,911
2015	$20.89343	$20.79101	2,901
2016	$20.79101	$22.65743	2,891
2017	$22.65743	$26.36674	2,850
2018	$26.36674	$24.35621	2,843
AB VPS Growth Portfolio - Class B
2009	$9.22550	$12.02612	309
2010	$12.02612	$13.54473	297
2011	$13.54473	$13.41800	272
2012	$13.41800	$14.95140	264
2013	$14.95140	$19.61618	238
2014	$19.61618	$21.74041	214
2015	$21.74041	$23.21061	196
2016	$23.21061	$22.96716	197
2017	$22.96716	$30.23133	178
2018	$30.23133	$30.77785	148
AB VPS International Value Portfolio - Class B
2009	$7.45987	$9.83349	2,190
2010	$9.83349	$10.06259	2,116
2011	$10.06259	$7.95355	2,518
2012	$7.95355	$8.91047	1,464
2013	$8.91047	$10.72916	1,357
2014	$10.72916	$9.84627	1,449
2015	$9.84627	$9.89214	1,404
2016	$9.89214	$9.62822	1,048
2017	$9.62822	$11.81835	1,014
2018	$11.81835	$8.93057	1,125
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.80855	$11.84881	0
2010	$11.84881	$12.76793	0
2011	$12.76793	$12.11711	0
2012	$12.11711	$13.80420	0
2013	$13.80420	$18.55437	0
2014	$18.55437	$20.72310	0
2015	$20.72310	$22.53846	0
2016	$22.53846	$22.63429	0
2017	$22.63429	$29.24401	0
2018	$29.24401	$29.35746	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.68164	$16.34979	472
2010	$16.34979	$20.30630	469
2011	$20.30630	$18.20539	468
2012	$18.20539	$21.15924	466
2013	$21.15924	$28.57244	0
2014	$28.57244	$30.54022	0
2015	$30.54022	$28.25684	0
2016	$28.25684	$34.59787	0
2017	$34.59787	$38.31079	0
2018	$38.31079	$31.83723	0
AB VPS Value Portfolio - Class B
2009	$6.92106	$8.21871	115
2010	$8.21871	$8.98434	115
2011	$8.98434	$8.48197	114
2012	$8.48197	$9.61451	114
2013	$9.61451	$12.87500	113
2014	$12.87500	$13.99260	113
2015	$13.99260	$12.74380	113
2016	$12.74380	$13.91520	112
2017	$13.91520	$15.46905	113
2018	$15.46905	$12.84721	113
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.39528	$11.15799	3,719
2010	$11.15799	$12.80030	3,361
2011	$12.80030	$12.20919	3,039
2012	$12.20919	$13.91127	2,734
2013	$13.91127	$17.87309	3,679
2014	$17.87309	$19.57898	3,453
2015	$19.57898	$19.28872	2,042
2016	$19.28872	$20.38811	1,824
2017	$20.38811	$24.32412	1,185
2018	$24.32412	$22.27954	1,119
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.58140	$10.43068	0
2010	$10.43068	$10.24101	0
2011	$10.24101	$10.04898	0
2012	$10.04898	$9.85953	0
2013	$9.85953	$9.67415	0
2014	$9.67415	$9.49226	0
2015	$9.49226	$9.31379	0
2016	$9.31379	$9.13950	4,801
2017	$9.13950	$9.00599	4,431
2018	$9.00599	$8.95923	5,030
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.66629	$9.55334	3,580
2010	$9.55334	$10.73645	3,406
2011	$10.73645	$10.67708	3,247
2012	$10.67708	$12.38625	3,047
2013	$12.38625	$16.19279	1,612
2014	$16.19279	$17.51159	1,518
2015	$17.51159	$16.74448	1,428
2016	$16.74448	$19.02613	1,335
2017	$19.02613	$21.77024	1,258
2018	$21.77024	$19.39517	1,188

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.41443	$11.84367	2,207
2010	$11.84367	$13.20867	1,812
2011	$13.20867	$13.44120	1,787
2012	$13.44120	$15.02891	494
2013	$15.02891	$15.58509	504
2014	$15.58509	$15.42881	511
2015	$15.42881	$14.55201	506
2016	$14.55201	$16.30080	321
2017	$16.30080	$17.10057	322
2018	$17.10057	$16.16880	322
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.93615	$12.25249	0
2010	$12.25249	$15.45576	0
2011	$15.45576	$13.51841	0
2012	$13.51841	$15.19368	0
2013	$15.19368	$20.25366	0
2014	$20.25366	$21.06941	0
2015	$21.06941	$20.33449	0
2016	$20.33449	$22.33006	0
2017	$22.33006	$26.41076	0
2018	$26.41076	$22.08347	0
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.17841	$10.66923	0
2010	$10.66923	$12.16293	0
2011	$12.16293	$11.36030	0
2012	$11.36030	$12.17753	0
2013	$12.17753	$16.42572	0
2014	$16.42572	$17.09918	0
2015	$17.09918	$17.50840	0
2016	$17.50840	$16.68226	0
2017	$16.68226	$20.77918	0
2018	$20.77918	$21.02571	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.11301	$12.12340	5,808
2010	$12.12340	$13.40176	5,657
2011	$13.40176	$13.46253	8,253
2012	$13.46253	$14.87858	8,057
2013	$14.87858	$16.63252	6,682
2014	$16.63252	$17.07139	6,578
2015	$17.07139	$15.56717	3,794
2016	$15.56717	$17.41571	3,702
2017	$17.41571	$18.74180	0
2018	$18.74180	$17.59605	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.56186	$12.77832	0
2010	$12.77832	$14.03621	0
2011	$14.03621	$13.36385	0
2012	$13.36385	$14.86204	0
2013	$14.86204	$18.60801	0
2014	$18.60801	$19.29848	0
2015	$19.29848	$18.24258	0
2016	$18.24258	$20.07805	0
2017	$20.07805	$21.39504	0
2018	$21.39504	$18.63576	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.62469	$10.66583	2,238
2010	$10.66583	$11.63584	2,037
2011	$11.63584	$11.29740	2,061
2012	$11.29740	$12.66210	1,287
2013	$12.66210	$15.93377	1,266
2014	$15.93377	$16.74601	1,145
2015	$16.74601	$15.61839	1,035
2016	$15.61839	$17.78479	679
2017	$17.78479	$18.90766	680
2018	$18.90766	$16.86827	680
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.80960	$13.18927	3,480
2010	$13.18927	$14.02802	3,280
2011	$14.02802	$12.29959	3,342
2012	$12.29959	$14.26671	2,531
2013	$14.26671	$17.21245	1,355
2014	$17.21245	$15.00719	1,250
2015	$15.00719	$13.76751	1,116
2016	$13.76751	$14.47724	624
2017	$14.47724	$16.57683	502
2018	$16.57683	$13.75191	502
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.08258	$9.38242	444
2010	$9.38242	$10.23596	442
2011	$10.23596	$9.33468	459
2012	$9.33468	$10.90966	444
2013	$10.90966	$14.26056	408
2014	$14.26056	$15.80098	392
2015	$15.80098	$14.81824	389
2016	$14.81824	$16.22284	208
2017	$16.22284	$17.48712	209
2018	$17.48712	$15.70575	209
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.09150	$10.57042	139
2010	$10.57042	$12.96369	122
2011	$12.96369	$11.90816	118
2012	$11.90816	$13.84009	113
2013	$13.84009	$18.04514	99
2014	$18.04514	$20.10662	90
2015	$20.10662	$17.90327	96
2016	$17.90327	$19.94265	87
2017	$19.94265	$21.73438	95
2018	$21.73438	$19.09314	91
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.43189	$8.83323	2,506
2010	$8.83323	$9.77938	2,336
2011	$9.77938	$9.98311	2,179
2012	$9.98311	$11.21004	2,038
2013	$11.21004	$15.12472	1,885
2014	$15.12472	$17.26742	1,771
2015	$17.26742	$16.90782	1,672
2016	$16.90782	$18.36966	1,422
2017	$18.36966	$22.36315	1,345
2018	$22.36315	$20.58122	1,276

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.51238	$12.20860	1,090
2010	$12.20860	$14.32162	999
2011	$14.32162	$13.15353	640
2012	$13.15353	$14.63320	586
2013	$14.63320	$20.07012	505
2014	$20.07012	$21.29927	449
2015	$21.29927	$21.88932	401
2016	$21.88932	$21.90992	363
2017	$21.90992	$27.30924	183
2018	$27.30924	$25.75048	162
Invesco V.I. American Value Fund - Series II
2009	$11.86943	$16.20535	6,545
2010	$16.20535	$19.42603	6,494
2011	$19.42603	$19.21714	6,249
2012	$19.21714	$22.07241	6,216
2013	$22.07241	$29.00368	5,493
2014	$29.00368	$31.15251	5,300
2015	$31.15251	$27.70307	5,134
2016	$27.70307	$31.31740	4,642
2017	$31.31740	$33.70471	4,656
2018	$33.70471	$28.81260	4,656
Invesco V.I. Comstock Fund - Series II
2009	$10.08697	$12.70763	10,194
2010	$12.70763	$14.42452	9,986
2011	$14.42452	$13.85409	5,678
2012	$13.85409	$16.16386	5,534
2013	$16.16386	$21.51252	2,941
2014	$21.51252	$23.02669	2,525
2015	$23.02669	$21.19196	2,282
2016	$21.19196	$24.32461	1,850
2017	$24.32461	$28.06296	1,753
2018	$28.06296	$24.12731	1,692
Invesco V.I. Core Equity Fund - Series II
2009	$7.78438	$9.77434	0
2010	$9.77434	$10.47666	0
2011	$10.47666	$10.24888	0
2012	$10.24888	$11.42353	0
2013	$11.42353	$14.45074	0
2014	$14.45074	$15.29006	0
2015	$15.29006	$14.10057	0
2016	$14.10057	$15.22095	0
2017	$15.22095	$16.85844	0
2018	$16.85844	$14.95004	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.25835	$11.25760	3,664
2010	$11.25760	$12.17192	3,589
2011	$12.17192	$11.93460	3,050
2012	$11.93460	$13.85930	2,982
2013	$13.85930	$17.78093	2,913
2014	$17.78093	$19.63168	2,362
2015	$19.63168	$19.61043	2,362
2016	$19.61043	$22.03796	2,362
2017	$22.03796	$23.42922	2,362
2018	$23.42922	$21.19017	2,362

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.33523	$13.62195	5,133
2010	$13.62195	$14.97258	5,108
2011	$14.97258	$14.49923	9,464
2012	$14.49923	$15.98672	9,423
2013	$15.98672	$19.58793	12,364
2014	$19.58793	$20.90258	12,320
2015	$20.90258	$19.97732	9,325
2016	$19.97732	$22.50871	9,290
2017	$22.50871	$24.46703	9,324
2018	$24.46703	$21.66925	9,324
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.90772	1,470
2012	$11.90772	$13.24893	1,470
2013	$13.24893	$15.89107	1,470
2014	$15.89107	$15.66617	1,470
2015	$15.66617	$15.11659	1,470
2016	$15.11659	$15.79630	1,470
2017	$15.79630	$19.00260	1,470
2018	$19.00260	$15.74501	1,470
Invesco V.I. Growth and Income Fund - Series II
2009	$11.35050	$13.82076	6,204
2010	$13.82076	$15.21289	6,156
2011	$15.21289	$14.58837	5,730
2012	$14.58837	$16.36549	5,705
2013	$16.36549	$21.47819	4,446
2014	$21.47819	$23.17217	4,099
2015	$23.17217	$21.98099	3,921
2016	$21.98099	$25.75708	3,553
2017	$25.75708	$28.82119	3,516
2018	$28.82119	$24.43294	3,509
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$18.39548	0
2014	$18.39548	$18.33396	0
2015	$18.33396	$17.38117	0
2016	$17.38117	$18.90044	0
2017	$18.90044	$19.68056	0
2018	$19.68056	$18.61310	0
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$7.99756	0
2012	$7.99756	$9.04298	0
2013	$9.04298	$10.53276	0
2014	$10.53276	$10.34295	0
2015	$10.34295	$9.88200	0
2016	$9.88200	$9.62819	0
2017	$9.62819	$11.59455	0
2018	$11.59455	$9.64561	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.26892	$11.80868	4,934
2010	$11.80868	$13.18193	4,909
2011	$13.18193	$12.09206	0
2012	$12.09206	$13.12276	0
2013	$13.12276	$16.53955	0
2014	$16.53955	$16.90354	0
2015	$16.90354	$15.87413	0
2016	$15.87413	$17.62500	0
2017	$17.62500	$19.82831	0
2018	$19.82831	$17.19681	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.75239	$14.96201	0
2010	$14.96201	$18.68316	0
2011	$18.68316	$16.61484	0
2012	$16.61484	$18.19525	0
2013	$18.19525	$24.38581	0
2014	$24.38581	$25.76513	0
2015	$25.76513	$25.54148	0
2016	$25.54148	$25.20347	0
2017	$25.20347	$30.20620	0
2018	$30.20620	$27.89412	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.58623	$11.85625	3,023
2010	$11.85625	$13.32899	2,503
2011	$13.32899	$13.27822	2,238
2012	$13.27822	$15.04786	488
2013	$15.04786	$19.42237	440
2014	$19.42237	$21.52389	417
2015	$21.52389	$21.28113	399
2016	$21.28113	$23.21825	149
2017	$23.21825	$27.56749	2,572
2018	$27.56749	$25.67536	2,572
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.52668	$10.90967	595
2010	$10.90967	$11.44695	574
2011	$11.44695	$10.84970	408
2012	$10.84970	$12.52344	381
2013	$12.52344	$16.37486	344
2014	$16.37486	$17.09126	135
2015	$17.09126	$14.98143	132
2016	$14.98143	$17.33342	120
2017	$17.33342	$19.93833	70
2018	$19.93833	$15.77628	63
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.67808	$16.18418	0
2010	$16.18418	$17.42523	0
2011	$17.42523	$18.27376	0
2012	$18.27376	$21.13237	0
2013	$21.13237	$18.91743	0
2014	$18.91743	$19.09633	0
2015	$19.09633	$18.51516	0
2016	$18.51516	$20.08833	0
2017	$20.08833	$21.60060	0
2018	$21.60060	$19.69930	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.51146	$30.89653	525
2010	$30.89653	$36.05653	515
2011	$36.05653	$28.92455	527
2012	$28.92455	$34.00662	523
2013	$34.00662	$32.99628	157
2014	$32.99628	$30.89795	167
2015	$30.89795	$27.06774	189
2016	$27.06774	$28.31621	186
2017	$28.31621	$37.52757	168
2018	$37.52757	$30.36910	184
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.27472	$16.87423	4,084
2010	$16.87423	$18.88102	4,014
2011	$18.88102	$20.20138	3,415
2012	$20.20138	$22.90859	3,381
2013	$22.90859	$26.89482	1,586
2014	$26.89482	$27.57667	1,160
2015	$27.57667	$28.73349	991
2016	$28.73349	$29.71992	638
2017	$29.71992	$36.67159	638
2018	$36.67159	$35.34174	638
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$28.88840	0
2015	$28.88840	$24.40677	0
2016	$24.40677	$27.53101	0
2017	$27.53101	$30.40292	0
2018	$30.40292	$27.47483	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.32764	3,153
2014	$16.32764	$16.33879	3,153
2015	$16.33879	$14.98321	3,153
2016	$14.98321	$15.50843	3,153
2017	$15.50843	$17.64679	3,153
2018	$17.64679	$16.16207	3,153
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.41692	$13.63750	0
2010	$13.63750	$16.40534	0
2011	$16.40534	$15.60649	0
2012	$15.60649	$17.46251	0
2013	$17.46251	$25.30902	0
2014	$25.30902	$26.34259	0
2015	$26.34259	$28.93790	0
2016	$28.93790	$27.84671	0
2017	$27.84671	$39.02481	0
2018	$39.02481	$41.08081	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$12.04068	$18.58999	689
2010	$18.58999	$24.12473	686
2011	$24.12473	$21.97128	472
2012	$21.97128	$23.38485	470
2013	$23.38485	$31.54313	0
2014	$31.54313	$31.51661	0
2015	$31.51661	$29.06868	0
2016	$29.06868	$25.99882	0
2017	$25.99882	$35.35778	0
2018	$35.35778	$38.34075	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$12.97180	$16.35266	3,471
2010	$16.35266	$20.78130	3,414
2011	$20.78130	$21.54383	3,256
2012	$21.54383	$24.43750	3,242
2013	$24.43750	$24.39567	2,641
2014	$24.39567	$30.97814	2,495
2015	$30.97814	$30.97693	2,486
2016	$30.97693	$32.38333	2,479
2017	$32.38333	$32.68711	2,450
2018	$32.68711	$29.51324	2,444
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.23392	$12.27913	20,741
2010	$12.27913	$13.13270	17,912
2011	$13.13270	$13.49236	19,415
2012	$13.49236	$15.06653	8,193
2013	$15.06653	$14.90177	5,841
2014	$14.90177	$15.70182	5,260
2015	$15.70182	$15.06242	5,086
2016	$15.06242	$15.76653	3,315
2017	$15.76653	$16.46982	2,933
2018	$16.46982	$15.46205	2,850
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$9.10450	$15.26136	2,667
2010	$15.26136	$19.08010	2,487
2011	$19.08010	$17.41627	1,693
2012	$17.41627	$19.15273	1,665
2013	$19.15273	$28.25641	684
2014	$28.25641	$29.23149	313
2015	$29.23149	$31.07015	286
2016	$31.07015	$29.37305	270
2017	$29.37305	$42.94631	199
2018	$42.94631	$47.60929	180
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.30671	$8.76257	0
2010	$8.76257	$10.68176	0
2011	$10.68176	$9.68968	0
2012	$9.68968	$9.99322	0
2013	$9.99322	$8.36157	0
2014	$8.36157	$6.67593	0
2015	$6.67593	$4.86878	0
2016	$4.86878	$5.48746	0
2017	$5.48746	$5.49465	0
2018	$5.49465	$4.62514	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.28133	$11.87950	0
2010	$11.87950	$13.05990	0
2011	$13.05990	$13.61061	0
2012	$13.61061	$15.72316	0
2013	$15.72316	$14.33958	0
2014	$14.33958	$14.26632	0
2015	$14.26632	$13.66912	0
2016	$13.66912	$15.18151	0
2017	$15.18151	$16.35090	0
2018	$16.35090	$15.26765	0
PIMCO Real Return Portfolio - Advisor Shares
2009	$9.98640	$11.58832	0
2010	$11.58832	$12.27948	0
2011	$12.27948	$13.44143	2,765
2012	$13.44143	$14.32677	2,751
2013	$14.32677	$12.74752	0
2014	$12.74752	$12.88038	0
2015	$12.88038	$12.28277	0
2016	$12.28277	$12.66476	0
2017	$12.66476	$12.86822	320
2018	$12.86822	$12.33379	289
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.26452	$12.59437	1,829
2010	$12.59437	$13.34633	1,817
2011	$13.34633	$13.55403	1,623
2012	$13.55403	$14.55944	1,550
2013	$14.55944	$13.99016	0
2014	$13.99016	$14.29873	0
2015	$14.29873	$14.07733	0
2016	$14.07733	$14.16763	0
2017	$14.16763	$14.57041	0
2018	$14.57041	$14.20468	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.96037	2,532
2010	$7.96037	$8.79458	2,082
2011	$8.79458	$8.79451	2,086
2012	$8.79451	$10.29352	425
2013	$10.29352	$13.37276	380
2014	$13.37276	$14.78110	359
2015	$14.78110	$14.06046	352
2016	$14.06046	$15.67772	115
2017	$15.67772	$18.27136	3,732
2018	$18.27136	$16.40419	3,732
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.73909	$9.53861	0
2010	$9.53861	$10.37154	0
2011	$10.37154	$10.45776	0
2012	$10.45776	$11.54567	0
2013	$11.54567	$13.37720	0
2014	$13.37720	$14.52578	0
2015	$14.52578	$14.09013	0
2016	$14.09013	$14.93198	0
2017	$14.93198	$16.86201	0
2018	$16.86201	$16.02344	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05109	10,099
2017	$10.05109	$12.91031	10,136
2018	$12.91031	$12.96765	10,136
Putnam VT International Equity Fund - Class IB
2009	$11.61679	$14.20474	4,886
2010	$14.20474	$15.33375	4,844
2011	$15.33375	$12.49664	4,706
2012	$12.49664	$14.94687	4,659
2013	$14.94687	$18.78096	4,375
2014	$18.78096	$17.17708	4,187
2015	$17.17708	$16.87602	4,174
2016	$16.87602	$16.15169	4,158
2017	$16.15169	$20.06117	4,173
2018	$20.06117	$15.91978	4,173
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.82958	$11.33292	0
2010	$11.33292	$12.66656	0
2011	$12.66656	$12.43297	0
2012	$12.43297	$14.25029	0
2013	$14.25029	$18.89187	0
2014	$18.89187	$21.11363	0
2015	$21.11363	$20.26354	0
2016	$20.26354	$22.27774	0
2017	$22.27774	$26.85619	0
2018	$26.85619	$24.33695	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option
(age 71-79)
Mortality & Expense = 1.80

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.37937	$11.06334	21,604
2010	$11.06334	$12.23115	21,599
2011	$12.23115	$12.71599	14,625
2012	$12.71599	$14.61146	12,623
2013	$14.61146	$19.27481	11,517
2014	$19.27481	$20.64632	10,207
2015	$20.64632	$20.52417	9,418
2016	$20.52417	$22.34390	7,977
2017	$22.34390	$25.97573	8,110
2018	$25.97573	$23.97074	7,163
AB VPS Growth Portfolio - Class B
2009	$9.17229	$11.94457	489
2010	$11.94457	$13.43919	335
2011	$13.43919	$13.29990	333
2012	$13.29990	$14.80467	331
2013	$14.80467	$19.40389	329
2014	$19.40389	$21.48320	327
2015	$21.48320	$22.91265	326
2016	$22.91265	$22.64928	57
2017	$22.64928	$29.78295	0
2018	$29.78295	$30.29067	0
AB VPS International Value Portfolio - Class B
2009	$7.43195	$9.78670	1,882
2010	$9.78670	$10.00451	1,863
2011	$10.00451	$7.89958	1,778
2012	$7.89958	$8.84097	1,499
2013	$8.84097	$10.63463	1,214
2014	$10.63463	$9.74956	981
2015	$9.74956	$9.78500	0
2016	$9.78500	$9.51425	0
2017	$9.51425	$11.66672	0
2018	$11.66672	$8.80706	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.75775	$11.76848	2,142
2010	$11.76848	$12.66846	68
2011	$12.66846	$12.01049	67
2012	$12.01049	$13.66875	66
2013	$13.66875	$18.35359	66
2014	$18.35359	$20.47797	65
2015	$20.47797	$22.24916	65
2016	$22.24916	$22.32106	64
2017	$22.32106	$28.81032	0
2018	$28.81032	$28.89282	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.61429	$16.23896	412
2010	$16.23896	$20.14812	382
2011	$20.14812	$18.04519	277
2012	$18.04519	$20.95162	167
2013	$20.95162	$28.26327	67
2014	$28.26327	$30.17896	16
2015	$30.17896	$27.89412	16
2016	$27.89412	$34.11906	16
2017	$34.11906	$37.74258	0
2018	$37.74258	$31.33327	0
AB VPS Value Portfolio - Class B
2009	$6.89515	$8.17960	80
2010	$8.17960	$8.93246	74
2011	$8.93246	$8.42441	73
2012	$8.42441	$9.53952	66
2013	$9.53952	$12.76156	49
2014	$12.76156	$13.85518	0
2015	$13.85518	$12.60579	0
2016	$12.60579	$13.75052	0
2017	$13.75052	$15.27059	0
2018	$15.27059	$12.66955	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.36388	$11.10493	439
2010	$11.10493	$12.72646	406
2011	$12.72646	$12.12642	289
2012	$12.12642	$13.80283	167
2013	$13.80283	$17.71572	56
2014	$17.71572	$19.38680	0
2015	$19.38680	$19.07992	0
2016	$19.07992	$20.14692	0
2017	$20.14692	$24.01219	0
2018	$24.01219	$21.97156	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.55256	$10.39165	0
2010	$10.39165	$10.19230	0
2011	$10.19230	$9.99102	0
2012	$9.99102	$9.79264	0
2013	$9.79264	$9.59872	0
2014	$9.59872	$9.40865	0
2015	$9.40865	$9.22234	0
2016	$9.22234	$9.04056	217
2017	$9.04056	$8.89953	2,436
2018	$8.89953	$8.84436	249
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.63761	$9.50790	2,961
2010	$9.50790	$10.67449	2,892
2011	$10.67449	$10.60468	2,679
2012	$10.60468	$12.28969	2,373
2013	$12.28969	$16.05019	1,868
2014	$16.05019	$17.33967	1,480
2015	$17.33967	$16.56319	0
2016	$16.56319	$18.80102	0
2017	$18.80102	$21.49102	0
2018	$21.49102	$19.12704	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.38298	$11.78740	154
2010	$11.78740	$13.13253	142
2011	$13.13253	$13.35014	134
2012	$13.35014	$14.91186	84
2013	$14.91186	$15.44795	81
2014	$15.44795	$15.27745	0
2015	$15.27745	$14.39455	0
2016	$14.39455	$16.10805	0
2017	$16.10805	$16.88135	0
2018	$16.88135	$15.94536	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.90272	$12.19422	459
2010	$12.19422	$15.36661	456
2011	$15.36661	$13.42676	454
2012	$13.42676	$15.07525	0
2013	$15.07525	$20.07531	0
2014	$20.07531	$20.86258	0
2015	$20.86258	$20.11434	0
2016	$20.11434	$22.06587	0
2017	$22.06587	$26.07205	0
2018	$26.07205	$21.77818	0
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.14782	$10.61847	0
2010	$10.61847	$12.09273	0
2011	$12.09273	$11.28324	0
2012	$11.28324	$12.08258	0
2013	$12.08258	$16.28105	0
2014	$16.28105	$16.93132	0
2015	$16.93132	$17.31885	0
2016	$17.31885	$16.48488	0
2017	$16.48488	$20.51267	0
2018	$20.51267	$20.73503	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.06972	$12.05351	18,624
2010	$12.05351	$13.31093	18,362
2011	$13.31093	$13.35769	18,129
2012	$13.35769	$14.74765	15,705
2013	$14.74765	$16.46935	14,187
2014	$16.46935	$16.88668	12,452
2015	$16.88668	$15.38303	11,356
2016	$15.38303	$17.19224	9,483
2017	$17.19224	$18.48270	9,338
2018	$18.48270	$17.33524	8,340
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.52237	$12.71760	0
2010	$12.71760	$13.95527	0
2011	$13.95527	$13.27327	0
2012	$13.27327	$14.74623	0
2013	$14.74623	$18.44419	0
2014	$18.44419	$19.10909	0
2015	$19.10909	$18.04513	0
2016	$18.04513	$19.84056	0
2017	$19.84056	$21.12070	0
2018	$21.12070	$18.37817	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.58369	$10.60432	661
2010	$10.60432	$11.55696	649
2011	$11.55696	$11.20939	641
2012	$11.20939	$12.55063	100
2013	$12.55063	$15.77741	79
2014	$15.77741	$16.56477	0
2015	$16.56477	$15.43362	0
2016	$15.43362	$17.55653	0
2017	$17.55653	$18.64621	0
2018	$18.64621	$16.61817	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.76299	$13.11323	16,572
2010	$13.11323	$13.93295	16,454
2011	$13.93295	$12.20379	16,451
2012	$12.20379	$14.14114	14,229
2013	$14.14114	$17.04357	12,962
2014	$17.04357	$14.84478	11,462
2015	$14.84478	$13.60462	10,559
2016	$13.60462	$14.29141	8,699
2017	$14.29141	$16.34759	8,699
2018	$16.34759	$13.54801	7,854
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.05233	$9.33778	123
2010	$9.33778	$10.17687	119
2011	$10.17687	$9.27134	120
2012	$9.27134	$10.82458	58
2013	$10.82458	$14.13493	44
2014	$14.13493	$15.64582	0
2015	$15.64582	$14.65777	0
2016	$14.65777	$16.03085	0
2017	$16.03085	$17.26278	0
2018	$17.26278	$15.48856	0
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.06125	$10.52015	367
2010	$10.52015	$12.88893	236
2011	$12.88893	$11.82743	234
2012	$11.82743	$13.73222	233
2013	$13.73222	$17.88624	232
2014	$17.88624	$19.90927	231
2015	$19.90927	$17.70947	230
2016	$17.70947	$19.70671	0
2017	$19.70671	$21.45565	0
2018	$21.45565	$18.82920	0
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.40407	$8.79119	94
2010	$8.79119	$9.72293	94
2011	$9.72293	$9.91539	91
2012	$9.91539	$11.12261	0
2013	$11.12261	$14.99149	0
2014	$14.99149	$17.09789	0
2015	$17.09789	$16.72475	0
2016	$16.72475	$18.15230	0
2017	$18.15230	$22.07630	0
2018	$22.07630	$20.29666	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.46905	$12.12583	654
2010	$12.12583	$14.21005	463
2011	$14.21005	$13.03779	384
2012	$13.03779	$14.48964	304
2013	$14.48964	$19.85299	231
2014	$19.85299	$21.04737	188
2015	$21.04737	$21.60840	178
2016	$21.60840	$21.60674	169
2017	$21.60674	$26.90428	100
2018	$26.90428	$25.34296	58
Invesco V.I. American Value Fund - Series II
2009	$11.80102	$16.09554	3,758
2010	$16.09554	$19.27475	1,886
2011	$19.27475	$19.04809	1,803
2012	$19.04809	$21.85589	1,697
2013	$21.85589	$28.68991	1,683
2014	$28.68991	$30.78409	1,671
2015	$30.78409	$27.34753	1,618
2016	$27.34753	$30.88404	1,605
2017	$30.88404	$33.20489	1,709
2018	$33.20489	$28.35660	47
Invesco V.I. Comstock Fund - Series II
2009	$10.02881	$12.62149	30,398
2010	$12.62149	$14.31217	25,562
2011	$14.31217	$13.73220	16,351
2012	$13.73220	$16.00528	15,737
2013	$16.00528	$21.27977	15,348
2014	$21.27977	$22.75435	14,991
2015	$22.75435	$20.91996	14,429
2016	$20.91996	$23.98800	14,124
2017	$23.98800	$27.64680	14,934
2018	$27.64680	$23.74545	4,061
Invesco V.I. Core Equity Fund - Series II
2009	$7.76314	$9.73774	2,708
2010	$9.73774	$10.42680	0
2011	$10.42680	$10.18972	0
2012	$10.18972	$11.34599	0
2013	$11.34599	$14.33803	0
2014	$14.33803	$15.15535	0
2015	$15.15535	$13.96208	0
2016	$13.96208	$15.05615	0
2017	$15.05615	$16.65913	0
2018	$16.65913	$14.75832	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.20496	$11.18127	16,651
2010	$11.18127	$12.07708	17,169
2011	$12.07708	$11.82957	15,168
2012	$11.82957	$13.72331	14,392
2013	$13.72331	$17.58851	11,300
2014	$17.58851	$19.39945	7,603
2015	$19.39945	$19.35870	7,389
2016	$19.35870	$21.73297	7,363
2017	$21.73297	$23.08172	7,966
2018	$23.08172	$20.85474	266

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.26990	$13.52964	6,370
2010	$13.52964	$14.85596	6,345
2011	$14.85596	$14.37168	6,318
2012	$14.37168	$15.82990	5,864
2013	$15.82990	$19.37602	5,465
2014	$19.37602	$20.65538	5,094
2015	$20.65538	$19.72094	3,245
2016	$19.72094	$22.19726	3,236
2017	$22.19726	$24.10420	3,230
2018	$24.10420	$21.32631	3,191
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.80294	3,287
2012	$11.80294	$13.11894	3,272
2013	$13.11894	$15.71913	3,259
2014	$15.71913	$15.48087	3,248
2015	$15.48087	$14.92256	3,153
2016	$14.92256	$15.57770	3,142
2017	$15.57770	$18.72078	3,409
2018	$18.72078	$15.49579	0
Invesco V.I. Growth and Income Fund - Series II
2009	$11.28508	$13.72710	4,119
2010	$13.72710	$15.09442	4,333
2011	$15.09442	$14.46003	4,302
2012	$14.46003	$16.20496	3,683
2013	$16.20496	$21.24585	978
2014	$21.24585	$22.89814	937
2015	$22.89814	$21.69891	925
2016	$21.69891	$25.40070	467
2017	$25.40070	$28.39382	574
2018	$28.39382	$24.04626	352
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$18.19644	280
2014	$18.19644	$18.11711	279
2015	$18.11711	$17.15807	278
2016	$17.15807	$18.63887	277
2017	$18.63887	$19.38867	278
2018	$19.38867	$18.31849	278
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$7.95138	0
2012	$7.95138	$8.98158	0
2013	$8.98158	$10.45060	0
2014	$10.45060	$10.25182	0
2015	$10.25182	$9.78493	0
2016	$9.78493	$9.52392	0
2017	$9.52392	$11.45746	0
2018	$11.45746	$9.52192	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.22487	$11.74058	0
2010	$11.74058	$13.09258	0
2011	$13.09258	$11.99788	0
2012	$11.99788	$13.00724	0
2013	$13.00724	$16.37726	0
2014	$16.37726	$16.72062	0
2015	$16.72062	$15.68633	0
2016	$15.68633	$17.39880	0
2017	$17.39880	$19.55414	0
2018	$19.55414	$16.94186	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.69617	$14.86060	37
2010	$14.86060	$18.53763	37
2011	$18.53763	$16.46864	37
2012	$16.46864	$18.01673	36
2013	$18.01673	$24.12196	36
2014	$24.12196	$25.46038	36
2015	$25.46038	$25.21365	35
2016	$25.21365	$24.85469	35
2017	$24.85469	$29.75823	0
2018	$29.75823	$27.45261	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.53098	$11.77589	41,960
2010	$11.77589	$13.22517	40,003
2011	$13.22517	$13.16140	37,756
2012	$13.16140	$14.90024	36,810
2013	$14.90024	$19.21224	11,632
2014	$19.21224	$21.26933	11,441
2015	$21.26933	$21.00800	11,078
2016	$21.00800	$22.89698	7,428
2017	$22.89698	$27.15870	7,984
2018	$27.15870	$25.26903	146
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.48328	$10.83571	6,959
2010	$10.83571	$11.35777	6,966
2011	$11.35777	$10.75423	178
2012	$10.75423	$12.40056	0
2013	$12.40056	$16.19769	0
2014	$16.19769	$16.88910	0
2015	$16.88910	$14.78913	0
2016	$14.78913	$17.09353	0
2017	$17.09353	$19.64262	271
2018	$19.64262	$15.52655	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.60503	$16.07456	0
2010	$16.07456	$17.28956	0
2011	$17.28956	$18.11305	0
2012	$18.11305	$20.92513	0
2013	$20.92513	$18.71282	0
2014	$18.71282	$18.87053	0
2015	$18.87053	$18.27759	0
2016	$18.27759	$19.81042	0
2017	$19.81042	$21.28034	231
2018	$21.28034	$19.38757	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.40477	$30.68717	114
2010	$30.68717	$35.77576	108
2011	$35.77576	$28.67009	100
2012	$28.67009	$33.67302	94
2013	$33.67302	$32.63927	89
2014	$32.63927	$30.53248	83
2015	$30.53248	$26.72029	77
2016	$26.72029	$27.92432	71
2017	$27.92432	$36.97103	66
2018	$36.97103	$29.88843	39
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.19823	$16.75990	2,924
2010	$16.75990	$18.73400	2,657
2011	$18.73400	$20.02370	2,461
2012	$20.02370	$22.68390	2,240
2013	$22.68390	$26.60390	2,051
2014	$26.60390	$27.25059	1,890
2015	$27.25059	$28.36479	1,734
2016	$28.36479	$29.30875	1,578
2017	$29.30875	$36.12788	1,427
2018	$36.12788	$34.78250	1,288
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$28.54685	3,501
2015	$28.54685	$24.09360	3,402
2016	$24.09360	$27.15014	3,391
2017	$27.15014	$29.95217	3,705
2018	$29.95217	$27.04009	132
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.15104	3,052
2014	$16.15104	$16.14560	385
2015	$16.14560	$14.79096	384
2016	$14.79096	$15.29388	0
2017	$15.29388	$17.38515	0
2018	$17.38515	$15.90633	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.36839	$13.54507	0
2010	$13.54507	$16.27757	0
2011	$16.27757	$15.46920	0
2012	$15.46920	$17.29120	0
2013	$17.29120	$25.03522	0
2014	$25.03522	$26.03107	0
2015	$26.03107	$28.56654	0
2016	$28.56654	$27.46142	0
2017	$27.46142	$38.44617	0
2018	$38.44617	$40.43072	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$11.97129	$18.46401	5,340
2010	$18.46401	$23.93685	3,203
2011	$23.93685	$21.77799	3,210
2012	$21.77799	$23.15545	3,232
2013	$23.15545	$31.20190	3,016
2014	$31.20190	$31.14388	1,618
2015	$31.14388	$28.69561	1,566
2016	$28.69561	$25.63906	1,554
2017	$25.63906	$34.83345	1,544
2018	$34.83345	$37.73394	46
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$12.89698	$16.24174	1,254
2010	$16.24174	$20.61937	1,078
2011	$20.61937	$21.35422	1,059
2012	$21.35422	$24.19769	956
2013	$24.19769	$24.13164	831
2014	$24.13164	$30.61167	689
2015	$30.61167	$30.57928	122
2016	$30.57928	$31.93515	116
2017	$31.93515	$32.20229	266
2018	$32.20229	$29.04606	81
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.17494	$12.19592	27,742
2010	$12.19592	$13.03042	27,397
2011	$13.03042	$13.37367	22,553
2012	$13.37367	$14.91876	18,713
2013	$14.91876	$14.74057	17,765
2014	$14.74057	$15.51613	12,897
2015	$15.51613	$14.86911	11,896
2016	$14.86911	$15.54838	10,075
2017	$15.54838	$16.22560	12,203
2018	$16.22560	$15.21736	9,096
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$9.05201	$15.15792	6,634
2010	$15.15792	$18.93149	6,081
2011	$18.93149	$17.26304	3,979
2012	$17.26304	$18.96480	3,329
2013	$18.96480	$27.95067	2,952
2014	$27.95067	$28.88573	2,628
2015	$28.88573	$30.67135	2,328
2016	$30.67135	$28.96655	2,027
2017	$28.96655	$42.30942	1,960
2018	$42.30942	$46.85577	1,477
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.28950	$8.72976	0
2010	$8.72976	$10.63094	0
2011	$10.63094	$9.63377	0
2012	$9.63377	$9.92540	0
2013	$9.92540	$8.29637	0
2014	$8.29637	$6.61711	0
2015	$6.61711	$4.82097	0
2016	$4.82097	$5.42804	0
2017	$5.42804	$5.42969	0
2018	$5.42969	$4.56582	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.25604	$11.83506	0
2010	$11.83506	$12.99778	0
2011	$12.99778	$13.53210	0
2012	$13.53210	$15.61650	0
2013	$15.61650	$14.22779	0
2014	$14.22779	$14.14066	0
2015	$14.14066	$13.53490	0
2016	$13.53490	$15.01717	0
2017	$15.01717	$16.15763	0
2018	$16.15763	$15.07192	0
PIMCO Real Return Portfolio - Advisor Shares
2009	$9.95916	$11.54495	0
2010	$11.54495	$12.22104	0
2011	$12.22104	$13.36387	0
2012	$13.36387	$14.22954	0
2013	$14.22954	$12.64810	0
2014	$12.64810	$12.76691	0
2015	$12.76691	$12.16215	0
2016	$12.16215	$12.52765	0
2017	$12.52765	$12.71611	934
2018	$12.71611	$12.17567	157
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.23382	$12.54725	0
2010	$12.54725	$13.28285	0
2011	$13.28285	$13.47585	213
2012	$13.47585	$14.46067	212
2013	$14.46067	$13.88108	211
2014	$13.88108	$14.17278	211
2015	$14.17278	$13.93910	210
2016	$13.93910	$14.01424	209
2017	$14.01424	$14.39815	210
2018	$14.39815	$14.02253	210
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.92250	656
2010	$7.92250	$8.74383	614
2011	$8.74383	$8.73485	464
2012	$8.73485	$10.21325	210
2013	$10.21325	$13.25496	71
2014	$13.25496	$14.63596	0
2015	$14.63596	$13.90821	0
2016	$13.90821	$15.49220	0
2017	$15.49220	$18.03699	0
2018	$18.03699	$16.17738	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.69447	$9.47395	0
2010	$9.47395	$10.29074	0
2011	$10.29074	$10.36575	0
2012	$10.36575	$11.43241	0
2013	$11.43241	$13.23248	0
2014	$13.23248	$14.35400	0
2015	$14.35400	$13.90931	0
2016	$13.90931	$14.72537	0
2017	$14.72537	$16.61197	0
2018	$16.61197	$15.76986	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04991	0
2017	$10.04991	$12.89583	0
2018	$12.89583	$12.94000	0
Putnam VT International Equity Fund - Class IB
2009	$11.54984	$14.10848	3,197
2010	$14.10848	$15.21434	3,169
2011	$15.21434	$12.38669	253
2012	$12.38669	$14.80022	146
2013	$14.80022	$18.57777	49
2014	$18.57777	$16.97392	0
2015	$16.97392	$16.65942	0
2016	$16.65942	$15.92818	0
2017	$15.92818	$19.76367	0
2018	$19.76367	$15.66781	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.77867	$11.25608	0
2010	$11.25608	$12.56787	0
2011	$12.56787	$12.32355	0
2012	$12.32355	$14.11045	0
2013	$14.11045	$18.68743	0
2014	$18.68743	$20.86386	0
2015	$20.86386	$20.00342	0
2016	$20.00342	$21.96940	0
2017	$21.96940	$26.45786	0
2018	$26.45786	$23.95171	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings
Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.85

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.35227	$11.02574	74,699
2010	$11.02574	$12.18336	70,436
2011	$12.18336	$12.65986	65,280
2012	$12.65986	$14.53953	62,009
2013	$14.53953	$19.17014	37,165
2014	$19.17014	$20.52373	28,724
2015	$20.52373	$20.39189	26,863
2016	$20.39189	$22.18860	19,253
2017	$22.18860	$25.78220	18,604
2018	$25.78220	$23.78009	18,136
AB VPS Growth Portfolio - Class B
2009	$9.14581	$11.90401	34,486
2010	$11.90401	$13.38673	32,136
2011	$13.38673	$13.24124	27,881
2012	$13.24124	$14.73183	25,198
2013	$14.73183	$19.29859	15,305
2014	$19.29859	$21.35573	12,427
2015	$21.35573	$22.76508	10,586
2016	$22.76508	$22.49196	10,317
2017	$22.49196	$29.56118	9,012
2018	$29.56118	$30.04990	7,750
AB VPS International Value Portfolio - Class B
2009	$7.41802	$9.76339	28,287
2010	$9.76339	$9.97559	22,877
2011	$9.97559	$7.87274	22,887
2012	$7.87274	$8.80642	21,094
2013	$8.80642	$10.58767	14,869
2014	$10.58767	$9.70156	14,377
2015	$9.70156	$9.73185	13,546
2016	$9.73185	$9.45776	13,572
2017	$9.45776	$11.59161	12,479
2018	$11.59161	$8.74594	13,025
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.73244	$11.72850	22,605
2010	$11.72850	$12.61899	16,754
2011	$12.61899	$11.95750	14,875
2012	$11.95750	$13.60150	14,161
2013	$13.60150	$18.25398	11,395
2014	$18.25398	$20.35644	11,375
2015	$20.35644	$22.10585	11,185
2016	$22.10585	$22.16599	10,881
2017	$22.16599	$28.59577	10,753
2018	$28.59577	$28.66315	9,827

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.58075	$16.18380	31,791
2010	$16.18380	$20.06945	21,583
2011	$20.06945	$17.96557	17,588
2012	$17.96557	$20.84850	14,308
2013	$20.84850	$28.10985	15,386
2014	$28.10985	$29.99983	12,689
2015	$29.99983	$27.71439	10,403
2016	$27.71439	$33.88199	7,967
2017	$33.88199	$37.46145	8,287
2018	$37.46145	$31.08412	7,027
AB VPS Value Portfolio - Class B
2009	$6.88224	$8.16012	8,832
2010	$8.16012	$8.90665	8,826
2011	$8.90665	$8.39579	8,675
2012	$8.39579	$9.50226	8,654
2013	$9.50226	$12.70524	568
2014	$12.70524	$13.78700	533
2015	$13.78700	$12.53735	0
2016	$12.53735	$13.66891	0
2017	$13.66891	$15.17232	0
2018	$15.17232	$12.58164	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.34820	$11.07845	41,469
2010	$11.07845	$12.68963	40,222
2011	$12.68963	$12.08517	34,559
2012	$12.08517	$13.74885	29,393
2013	$13.74885	$17.63742	19,901
2014	$17.63742	$19.29128	13,081
2015	$19.29128	$18.97622	10,463
2016	$18.97622	$20.02723	8,883
2017	$20.02723	$23.85752	8,842
2018	$23.85752	$21.81898	6,042
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.53816	$10.37218	41,100
2010	$10.37218	$10.16801	13,616
2011	$10.16801	$9.96214	10,042
2012	$9.96214	$9.75934	10,879
2013	$9.75934	$9.56121	8,220
2014	$9.56121	$9.36710	14,508
2015	$9.36710	$9.17692	14,240
2016	$9.17692	$8.99147	72,635
2017	$8.99147	$8.84674	84,383
2018	$8.84674	$8.78747	95,121
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.62330	$9.48525	10,326
2010	$9.48525	$10.64363	8,273
2011	$10.64363	$10.56863	6,735
2012	$10.56863	$12.24165	5,438
2013	$12.24165	$15.97932	14,531
2014	$15.97932	$17.25431	13,768
2015	$17.25431	$16.47323	13,187
2016	$16.47323	$18.68938	14,419
2017	$18.68938	$21.35267	13,793
2018	$21.35267	$18.99428	13,232

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.36728	$11.75933	2,656
2010	$11.75933	$13.09457	2,126
2011	$13.09457	$13.30476	2,200
2012	$13.30476	$14.85357	2,028
2013	$14.85357	$15.37973	1,895
2014	$15.37973	$15.20222	1,551
2015	$15.20222	$14.31636	1,322
2016	$14.31636	$16.01240	819
2017	$16.01240	$16.77265	865
2018	$16.77265	$15.83468	802
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.88605	$12.16518	6,557
2010	$12.16518	$15.32221	5,250
2011	$15.32221	$13.38113	6,109
2012	$13.38113	$15.01635	5,838
2013	$15.01635	$19.98670	5,363
2014	$19.98670	$20.75990	2,519
2015	$20.75990	$20.00513	2,458
2016	$20.00513	$21.93488	2,366
2017	$21.93488	$25.90425	2,509
2018	$25.90425	$21.62704	2,435
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.13254	$10.59315	3,248
2010	$10.59315	$12.05776	2,545
2011	$12.05776	$11.24488	2,422
2012	$11.24488	$12.03535	2,490
2013	$12.03535	$16.20915	1,231
2014	$16.20915	$16.84794	1,220
2015	$16.84794	$17.22476	1,009
2016	$17.22476	$16.38698	1,048
2017	$16.38698	$20.38060	1,001
2018	$20.38060	$20.59109	453
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.04813	$12.01870	17,151
2010	$12.01870	$13.26573	22,692
2011	$13.26573	$13.30554	20,111
2012	$13.30554	$14.68256	22,205
2013	$14.68256	$16.38829	15,595
2014	$16.38829	$16.79499	14,835
2015	$16.79499	$15.29171	13,534
2016	$15.29171	$17.08147	8,298
2017	$17.08147	$18.35436	7,745
2018	$18.35436	$17.20614	6,887
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.50266	$12.68731	4,203
2010	$12.68731	$13.91493	13,287
2011	$13.91493	$13.22815	12,696
2012	$13.22815	$14.68858	2,061
2013	$14.68858	$18.36273	645
2014	$18.36273	$19.01499	641
2015	$19.01499	$17.94711	615
2016	$17.94711	$19.72274	609
2017	$19.72274	$20.98472	556
2018	$20.98472	$18.25060	690

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.56327	$10.57369	11,083
2010	$10.57369	$11.51771	9,600
2011	$11.51771	$11.16563	8,757
2012	$11.16563	$12.49526	7,975
2013	$12.49526	$15.69979	6,449
2014	$15.69979	$16.47487	4,495
2015	$16.47487	$15.34201	3,445
2016	$15.34201	$17.44345	1,578
2017	$17.44345	$18.51677	1,609
2018	$18.51677	$16.49445	1,586
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.73976	$13.07535	28,883
2010	$13.07535	$13.88563	26,842
2011	$13.88563	$12.15614	21,246
2012	$12.15614	$14.07872	19,306
2013	$14.07872	$16.95969	17,960
2014	$16.95969	$14.76418	14,766
2015	$14.76418	$13.52385	13,493
2016	$13.52385	$14.19934	11,439
2017	$14.19934	$16.23410	10,773
2018	$16.23410	$13.44713	10,114
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.03726	$9.31554	5,160
2010	$9.31554	$10.14746	4,681
2011	$10.14746	$9.23984	7,821
2012	$9.23984	$10.78228	7,261
2013	$10.78228	$14.07252	6,389
2014	$14.07252	$15.56879	5,469
2015	$15.56879	$14.57816	4,469
2016	$14.57816	$15.93567	4,253
2017	$15.93567	$17.15163	4,407
2018	$17.15163	$15.38104	4,206
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.04613	$10.49507	8,566
2010	$10.49507	$12.85162	8,533
2011	$12.85162	$11.78719	8,369
2012	$11.78719	$13.67850	7,606
2013	$13.67850	$17.80718	5,056
2014	$17.80718	$19.81116	3,751
2015	$19.81116	$17.61320	3,741
2016	$17.61320	$19.58962	3,719
2017	$19.58962	$21.31743	3,703
2018	$21.31743	$18.69842	3,148
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.39020	$8.77025	10,145
2010	$8.77025	$9.69482	8,742
2011	$9.69482	$9.88169	8,027
2012	$9.88169	$11.07915	6,972
2013	$11.07915	$14.92530	2,917
2014	$14.92530	$17.01373	2,134
2015	$17.01373	$16.63394	1,921
2016	$16.63394	$18.04455	1,880
2017	$18.04455	$21.93420	1,728
2018	$21.93420	$20.15580	1,650

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.44748	$12.08466	44,395
2010	$12.08466	$14.15457	30,198
2011	$14.15457	$12.98027	27,023
2012	$12.98027	$14.41833	26,579
2013	$14.41833	$19.74520	22,260
2014	$19.74520	$20.92242	17,722
2015	$20.92242	$21.46915	15,020
2016	$21.46915	$21.45659	11,997
2017	$21.45659	$26.70387	11,891
2018	$26.70387	$25.14144	11,604
Invesco V.I. American Value Fund - Series II
2009	$11.76694	$16.04086	53,940
2010	$16.04086	$19.19948	39,671
2011	$19.19948	$18.96404	34,456
2012	$18.96404	$21.74833	29,538
2013	$21.74833	$28.53417	23,590
2014	$28.53417	$30.60136	18,134
2015	$30.60136	$27.17132	17,294
2016	$27.17132	$30.66943	15,993
2017	$30.66943	$32.95754	16,121
2018	$32.95754	$28.13109	14,008
Invesco V.I. Comstock Fund - Series II
2009	$9.99985	$12.57861	161,817
2010	$12.57861	$14.25627	129,003
2011	$14.25627	$13.67159	97,705
2012	$13.67159	$15.92650	89,261
2013	$15.92650	$21.16423	74,499
2014	$21.16423	$22.61924	63,594
2015	$22.61924	$20.78513	54,373
2016	$20.78513	$23.82128	39,626
2017	$23.82128	$27.44082	35,199
2018	$27.44082	$23.55659	26,761
Invesco V.I. Core Equity Fund - Series II
2009	$7.75255	$9.71950	7,822
2010	$9.71950	$10.40196	6,633
2011	$10.40196	$10.16027	5,786
2012	$10.16027	$11.30741	5,427
2013	$11.30741	$14.28200	5,280
2014	$14.28200	$15.08842	5,128
2015	$15.08842	$13.89333	4,985
2016	$13.89333	$14.97440	4,839
2017	$14.97440	$16.56031	4,687
2018	$16.56031	$14.66335	4,290
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.17838	$11.14330	92,228
2010	$11.14330	$12.02993	69,876
2011	$12.02993	$11.77739	49,582
2012	$11.77739	$13.65578	44,285
2013	$13.65578	$17.49305	32,074
2014	$17.49305	$19.28432	25,199
2015	$19.28432	$19.23398	23,335
2016	$19.23398	$21.58197	22,060
2017	$21.58197	$22.90982	19,944
2018	$22.90982	$20.68894	18,299

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.23734	$13.48368	26,707
2010	$13.48368	$14.79795	22,051
2011	$14.79795	$14.30828	28,061
2012	$14.30828	$15.75200	20,524
2013	$15.75200	$19.27084	16,439
2014	$19.27084	$20.53277	12,465
2015	$20.53277	$19.59387	10,796
2016	$19.59387	$22.04301	9,893
2017	$22.04301	$23.92466	7,426
2018	$23.92466	$21.15674	5,765
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.75088	30,653
2012	$11.75088	$13.05439	27,571
2013	$13.05439	$15.63382	20,328
2014	$15.63382	$15.38900	18,734
2015	$15.38900	$14.82643	17,175
2016	$14.82643	$15.46948	17,100
2017	$15.46948	$18.58137	16,119
2018	$18.58137	$15.37259	12,573
Invesco V.I. Growth and Income Fund - Series II
2009	$11.25247	$13.68044	83,402
2010	$13.68044	$15.03543	71,696
2011	$15.03543	$14.39618	49,322
2012	$14.39618	$16.12516	42,843
2013	$16.12516	$21.13046	36,130
2014	$21.13046	$22.76216	28,613
2015	$22.76216	$21.55904	21,206
2016	$21.55904	$25.22413	17,984
2017	$25.22413	$28.18225	16,672
2018	$28.18225	$23.85499	15,730
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$18.09777	5,203
2014	$18.09777	$18.00968	5,171
2015	$18.00968	$17.04763	3,821
2016	$17.04763	$18.50949	6,105
2017	$18.50949	$19.24438	5,904
2018	$19.24438	$18.17296	4,924
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$7.92840	3,343
2012	$7.92840	$8.95105	3,294
2013	$8.95105	$10.40977	1,194
2014	$10.40977	$10.20655	1,248
2015	$10.20655	$9.73675	1,906
2016	$9.73675	$9.47221	1,306
2017	$9.47221	$11.38950	1,801
2018	$11.38950	$9.46063	2,280

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.20291	$11.70666	4,739
2010	$11.70666	$13.04811	4,546
2011	$13.04811	$11.95103	4,172
2012	$11.95103	$12.94982	4,188
2013	$12.94982	$16.29665	4,146
2014	$16.29665	$16.62982	3,996
2015	$16.62982	$15.59318	3,997
2016	$15.59318	$17.28669	3,999
2017	$17.28669	$19.41835	3,431
2018	$19.41835	$16.81568	2,378
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.66817	$14.81013	13,415
2010	$14.81013	$18.46527	8,930
2011	$18.46527	$16.39599	7,827
2012	$16.39599	$17.92807	7,280
2013	$17.92807	$23.99102	4,859
2014	$23.99102	$25.30925	3,532
2015	$25.30925	$25.05119	3,431
2016	$25.05119	$24.68198	3,016
2017	$24.68198	$29.53656	2,741
2018	$29.53656	$27.23431	2,716
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.50344	$11.73587	64,893
2010	$11.73587	$13.17350	53,865
2011	$13.17350	$13.10330	46,240
2012	$13.10330	$14.82689	35,304
2013	$14.82689	$19.10792	31,305
2014	$19.10792	$21.14305	23,461
2015	$21.14305	$20.87262	18,462
2016	$20.87262	$22.73785	18,543
2017	$22.73785	$26.95637	16,850
2018	$26.95637	$25.06808	15,762
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.46165	$10.79886	14,825
2010	$10.79886	$11.31338	10,700
2011	$11.31338	$10.70673	7,344
2012	$10.70673	$12.33948	6,732
2013	$12.33948	$16.10968	5,966
2014	$16.10968	$16.78877	5,172
2015	$16.78877	$14.69375	5,075
2016	$14.69375	$16.97467	4,531
2017	$16.97467	$19.49620	3,521
2018	$19.49620	$15.40301	3,565
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.56865	$16.01998	8,243
2010	$16.01998	$17.22206	5,842
2011	$17.22206	$18.03316	4,016
2012	$18.03316	$20.82218	3,932
2013	$20.82218	$18.61125	3,805
2014	$18.61125	$18.75853	2,465
2015	$18.75853	$18.15983	2,421
2016	$18.15983	$19.67277	2,422
2017	$19.67277	$21.12183	1,916
2018	$21.12183	$19.23341	1,908

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.35163	$30.58296	10,969
2010	$30.58296	$35.63611	11,107
2011	$35.63611	$28.54362	7,559
2012	$28.54362	$33.50734	11,488
2013	$33.50734	$32.46210	10,002
2014	$32.46210	$30.35124	9,339
2015	$30.35124	$26.54811	4,288
2016	$26.54811	$27.73027	3,914
2017	$27.73027	$36.69562	3,990
2018	$36.69562	$29.65073	3,738
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.16010	$16.70296	61,560
2010	$16.70296	$18.66085	44,272
2011	$18.66085	$19.93535	29,994
2012	$19.93535	$22.57228	28,216
2013	$22.57228	$26.45951	23,695
2014	$26.45951	$27.08885	18,679
2015	$27.08885	$28.18207	18,198
2016	$28.18207	$29.10514	11,553
2017	$29.10514	$35.85881	10,239
2018	$35.85881	$34.50596	9,239
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$28.37740	5,383
2015	$28.37740	$23.93835	6,129
2016	$23.93835	$26.96149	5,340
2017	$26.96149	$29.72906	5,277
2018	$29.72906	$26.82507	5,256
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.06335	57,038
2014	$16.06335	$16.04974	54,554
2015	$16.04974	$14.69565	52,829
2016	$14.69565	$15.18760	28,496
2017	$15.18760	$17.25565	24,517
2018	$17.25565	$15.77984	20,275
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.34420	$13.49903	6,366
2010	$13.49903	$16.21398	6,216
2011	$16.21398	$15.40092	3,832
2012	$15.40092	$17.20608	3,318
2013	$17.20608	$24.89926	2,379
2014	$24.89926	$25.87650	2,075
2015	$25.87650	$28.38244	1,821
2016	$28.38244	$27.27057	3,118
2017	$27.27057	$38.15977	3,657
2018	$38.15977	$40.10921	3,554

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$11.93669	$18.40127	36,376
2010	$18.40127	$23.84337	30,783
2011	$23.84337	$21.68189	25,904
2012	$21.68189	$23.04148	24,227
2013	$23.04148	$31.03249	20,397
2014	$31.03249	$30.95897	16,147
2015	$30.95897	$28.51067	12,980
2016	$28.51067	$25.46085	7,503
2017	$25.46085	$34.57392	6,900
2018	$34.57392	$37.43384	4,494
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$12.85971	$16.18655	21,356
2010	$16.18655	$20.53883	19,575
2011	$20.53883	$21.25997	14,031
2012	$21.25997	$24.07857	13,371
2013	$24.07857	$24.00058	12,713
2014	$24.00058	$30.42990	9,479
2015	$30.42990	$30.38219	8,037
2016	$30.38219	$31.71321	7,426
2017	$31.71321	$31.96238	7,236
2018	$31.96238	$28.81506	6,353
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.14556	$12.15450	99,908
2010	$12.15450	$12.97954	86,925
2011	$12.97954	$13.31468	73,204
2012	$13.31468	$14.84535	68,368
2013	$14.84535	$14.66055	63,133
2014	$14.66055	$15.42404	55,254
2015	$15.42404	$14.77332	46,380
2016	$14.77332	$15.44034	45,449
2017	$15.44034	$16.10473	43,761
2018	$16.10473	$15.09636	36,775
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$9.02585	$15.10641	69,346
2010	$15.10641	$18.85756	63,466
2011	$18.85756	$17.18686	49,857
2012	$17.18686	$18.87147	46,678
2013	$18.87147	$27.79894	31,980
2014	$27.79894	$28.71428	15,252
2015	$28.71428	$30.47373	13,334
2016	$30.47373	$28.76527	12,505
2017	$28.76527	$41.99430	10,705
2018	$41.99430	$46.48324	8,704
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.28090	$8.71337	10,055
2010	$8.71337	$10.60555	15,945
2011	$10.60555	$9.60588	11,150
2012	$9.60588	$9.89162	10,829
2013	$9.89162	$8.26392	8,199
2014	$8.26392	$6.58786	8,016
2015	$6.58786	$4.79720	7,493
2016	$4.79720	$5.39852	6,858
2017	$5.39852	$5.39743	6,338
2018	$5.39743	$4.53640	5,765

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.24341	$11.81289	1,273
2010	$11.81289	$12.96682	7,134
2011	$12.96682	$13.49300	5,505
2012	$13.49300	$15.56341	5,907
2013	$15.56341	$14.17219	5,161
2014	$14.17219	$14.07822	5,127
2015	$14.07822	$13.46825	5,049
2016	$13.46825	$14.93561	4,395
2017	$14.93561	$16.06179	1,800
2018	$16.06179	$14.97492	1,727
PIMCO Real Return Portfolio - Advisor Shares
2009	$9.94557	$11.52332	26,099
2010	$11.52332	$12.19192	22,697
2011	$12.19192	$13.32524	20,645
2012	$13.32524	$14.18116	20,649
2013	$14.18116	$12.59867	9,584
2014	$12.59867	$12.71052	7,186
2015	$12.71052	$12.10226	5,175
2016	$12.10226	$12.45962	5,139
2017	$12.45962	$12.64068	8,597
2018	$12.64068	$12.09732	8,171
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.21850	$12.52374	32,183
2010	$12.52374	$13.25120	45,299
2011	$13.25120	$13.43691	28,571
2012	$13.43691	$14.41151	33,829
2013	$14.41151	$13.82683	23,412
2014	$13.82683	$14.11019	20,436
2015	$14.11019	$13.87046	20,068
2016	$13.87046	$13.93815	18,050
2017	$13.93815	$14.31277	18,444
2018	$14.31277	$13.93232	22,678
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.90362	8,444
2010	$7.90362	$8.71854	6,979
2011	$8.71854	$8.70516	5,142
2012	$8.70516	$10.17332	4,323
2013	$10.17332	$13.19640	3,197
2014	$13.19640	$14.56386	2,142
2015	$14.56386	$13.83263	1,985
2016	$13.83263	$15.40017	1,894
2017	$15.40017	$17.92083	20,718
2018	$17.92083	$16.06506	18,977
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.67223	$9.44177	6,027
2010	$9.44177	$10.25055	4,468
2011	$10.25055	$10.32001	4,392
2012	$10.32001	$11.37614	4,066
2013	$11.37614	$13.16065	2,429
2014	$13.16065	$14.26880	1,026
2015	$14.26880	$13.81969	418
2016	$13.81969	$14.62306	417
2017	$14.62306	$16.48825	320
2018	$16.48825	$15.64449	125

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04932	15,000
2017	$10.04932	$12.88858	13,845
2018	$12.88858	$12.92618	12,885
Putnam VT International Equity Fund - Class IB
2009	$11.51647	$14.06053	36,384
2010	$14.06053	$15.15491	26,672
2011	$15.15491	$12.33201	16,219
2012	$12.33201	$14.72736	15,734
2013	$14.72736	$18.47689	14,095
2014	$18.47689	$16.87312	12,444
2015	$16.87312	$16.55204	10,297
2016	$16.55204	$15.81745	8,061
2017	$15.81745	$19.61640	7,061
2018	$19.61640	$15.54318	7,055
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.75330	$11.21782	1,070
2010	$11.21782	$12.51876	19
2011	$12.51876	$12.26915	18
2012	$12.26915	$14.04098	0
2013	$14.04098	$18.58595	0
2014	$18.58595	$20.73998	0
2015	$20.73998	$19.87449	0
2016	$19.87449	$21.81671	0
2017	$21.81671	$26.26074	0
2018	$26.26074	$23.76121	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With MAV Death Benefit Option
Mortality & Expense = 1.70

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.43375	$11.13883	89,931
2010	$11.13883	$12.32716	66,876
2011	$12.32716	$12.82886	53,780
2012	$12.82886	$14.75623	50,316
2013	$14.75623	$19.48562	32,032
2014	$19.48562	$20.89343	20,990
2015	$20.89343	$20.79101	18,050
2016	$20.79101	$22.65743	16,029
2017	$22.65743	$26.36602	14,774
2018	$26.36602	$24.35467	14,340
AB VPS Growth Portfolio - Class B
2009	$9.22550	$12.02612	121,891
2010	$12.02612	$13.54473	84,227
2011	$13.54473	$13.41800	62,869
2012	$13.41800	$14.95140	49,084
2013	$14.95140	$19.61618	37,692
2014	$19.61618	$21.74041	33,474
2015	$21.74041	$23.21061	28,802
2016	$23.21061	$22.96716	20,448
2017	$22.96716	$30.23051	15,155
2018	$30.23051	$30.77588	12,140
AB VPS International Value Portfolio - Class B
2009	$7.45987	$9.83349	369,688
2010	$9.83349	$10.06259	318,473
2011	$10.06259	$7.95355	282,987
2012	$7.95355	$8.91047	233,758
2013	$8.91047	$10.72916	181,439
2014	$10.72916	$9.84627	164,715
2015	$9.84627	$9.89214	142,824
2016	$9.89214	$9.62822	143,336
2017	$9.62822	$11.81802	121,648
2018	$11.81802	$8.93000	127,295
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.80855	$11.84881	11,837
2010	$11.84881	$12.76793	11,395
2011	$12.76793	$12.11711	10,825
2012	$12.11711	$13.80420	7,410
2013	$13.80420	$18.55437	5,464
2014	$18.55437	$20.72310	5,300
2015	$20.72310	$22.53846	3,748
2016	$22.53846	$22.63429	2,754
2017	$22.63429	$29.24321	2,514
2018	$29.24321	$29.35558	2,233

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.68164	$16.34979	123,828
2010	$16.34979	$20.30630	90,918
2011	$20.30630	$18.20539	75,476
2012	$18.20539	$21.15924	56,825
2013	$21.15924	$28.57244	42,172
2014	$28.57244	$30.54022	35,794
2015	$30.54022	$28.25684	31,071
2016	$28.25684	$34.59787	25,811
2017	$34.59787	$38.30975	24,889
2018	$38.30975	$31.83519	20,873
AB VPS Value Portfolio - Class B
2009	$6.92106	$8.21871	26,687
2010	$8.21871	$8.98434	21,146
2011	$8.98434	$8.48197	17,728
2012	$8.48197	$9.61451	16,729
2013	$9.61451	$12.87500	12,409
2014	$12.87500	$13.99260	10,565
2015	$13.99260	$12.74380	9,258
2016	$12.74380	$13.91520	7,322
2017	$13.91520	$15.46862	6,128
2018	$15.46862	$12.84638	6,057
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.39528	$11.15799	436,258
2010	$11.15799	$12.80030	357,025
2011	$12.80030	$12.20919	243,606
2012	$12.20919	$13.91127	192,545
2013	$13.91127	$17.87309	149,574
2014	$17.87309	$19.57898	120,003
2015	$19.57898	$19.28872	78,251
2016	$19.28872	$20.38811	71,319
2017	$20.38811	$24.32346	63,722
2018	$24.32346	$22.27811	53,655
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.58140	$10.43068	391,555
2010	$10.43068	$10.24101	219,506
2011	$10.24101	$10.04898	176,723
2012	$10.04898	$9.85953	157,204
2013	$9.85953	$9.67415	105,997
2014	$9.67415	$9.49226	54,222
2015	$9.49226	$9.31379	54,775
2016	$9.31379	$9.13950	166,972
2017	$9.13950	$9.00574	166,279
2018	$9.00574	$8.95866	188,023
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.66629	$9.55334	192,212
2010	$9.55334	$10.73645	151,826
2011	$10.73645	$10.67708	115,532
2012	$10.67708	$12.38625	97,441
2013	$12.38625	$16.19279	72,699
2014	$16.19279	$17.51159	61,382
2015	$17.51159	$16.74448	52,668
2016	$16.74448	$19.02613	46,803
2017	$19.02613	$21.76965	43,367
2018	$21.76965	$19.39394	36,258

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.41443	$11.84367	78,023
2010	$11.84367	$13.20867	53,275
2011	$13.20867	$13.44120	32,468
2012	$13.44120	$15.02891	27,132
2013	$15.02891	$15.58509	23,527
2014	$15.58509	$15.42881	20,458
2015	$15.42881	$14.55201	18,784
2016	$14.55201	$16.30080	15,854
2017	$16.30080	$17.10010	14,294
2018	$17.10010	$16.16775	11,344
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.93615	$12.25249	116,400
2010	$12.25249	$15.45576	91,409
2011	$15.45576	$13.51841	61,750
2012	$13.51841	$15.19368	40,160
2013	$15.19368	$20.25366	32,149
2014	$20.25366	$21.06941	27,271
2015	$21.06941	$20.33449	22,159
2016	$20.33449	$22.33006	20,081
2017	$22.33006	$26.41004	17,456
2018	$26.41004	$22.08206	15,011
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.17841	$10.66923	56,490
2010	$10.66923	$12.16293	43,863
2011	$12.16293	$11.36030	20,846
2012	$11.36030	$12.17753	17,212
2013	$12.17753	$16.42572	12,587
2014	$16.42572	$17.09918	10,575
2015	$17.09918	$17.50840	8,249
2016	$17.50840	$16.68226	7,086
2017	$16.68226	$20.77861	6,057
2018	$20.77861	$21.02436	5,090
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.11301	$12.12340	418,019
2010	$12.12340	$13.40176	354,304
2011	$13.40176	$13.46253	262,602
2012	$13.46253	$14.87858	205,318
2013	$14.87858	$16.63252	157,799
2014	$16.63252	$17.07139	150,912
2015	$17.07139	$15.56717	116,306
2016	$15.56717	$17.41571	107,521
2017	$17.41571	$18.74128	95,506
2018	$18.74128	$17.59492	79,463
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.56186	$12.77832	64,382
2010	$12.77832	$14.03621	49,632
2011	$14.03621	$13.36385	48,047
2012	$13.36385	$14.86204	39,840
2013	$14.86204	$18.60801	34,337
2014	$18.60801	$19.29848	29,021
2015	$19.29848	$18.24258	23,393
2016	$18.24258	$20.07805	22,084
2017	$20.07805	$21.39445	22,792
2018	$21.39445	$18.63457	22,363

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.62469	$10.66583	268,143
2010	$10.66583	$11.63584	229,473
2011	$11.63584	$11.29740	162,782
2012	$11.29740	$12.66210	141,161
2013	$12.66210	$15.93377	97,898
2014	$15.93377	$16.74601	81,413
2015	$16.74601	$15.61839	55,835
2016	$15.61839	$17.78479	48,609
2017	$17.78479	$18.90714	46,290
2018	$18.90714	$16.86718	39,628
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.80960	$13.18927	288,157
2010	$13.18927	$14.02802	234,570
2011	$14.02802	$12.29959	208,290
2012	$12.29959	$14.26671	182,194
2013	$14.26671	$17.21245	131,324
2014	$17.21245	$15.00719	118,976
2015	$15.00719	$13.76751	108,309
2016	$13.76751	$14.47724	101,425
2017	$14.47724	$16.57638	90,676
2018	$16.57638	$13.75104	82,938
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.08258	$9.38242	97,718
2010	$9.38242	$10.23596	86,107
2011	$10.23596	$9.33468	76,414
2012	$9.33468	$10.90966	65,849
2013	$10.90966	$14.26056	46,622
2014	$14.26056	$15.80098	35,868
2015	$15.80098	$14.81824	31,542
2016	$14.81824	$16.22284	27,872
2017	$16.22284	$17.48664	23,863
2018	$17.48664	$15.70474	21,264
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.09150	$10.57042	49,351
2010	$10.57042	$12.96369	26,046
2011	$12.96369	$11.90816	19,726
2012	$11.90816	$13.84009	14,874
2013	$13.84009	$18.04514	10,492
2014	$18.04514	$20.10662	9,568
2015	$20.10662	$17.90327	7,445
2016	$17.90327	$19.94265	6,925
2017	$19.94265	$21.73379	6,566
2018	$21.73379	$19.09191	3,924
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.43189	$8.83323	160,170
2010	$8.83323	$9.77938	130,365
2011	$9.77938	$9.98311	99,247
2012	$9.98311	$11.21004	85,851
2013	$11.21004	$15.12472	58,034
2014	$15.12472	$17.26742	46,980
2015	$17.26742	$16.90782	42,048
2016	$16.90782	$18.36966	38,675
2017	$18.36966	$22.36253	35,786
2018	$22.36253	$20.57990	31,669

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.51238	$12.20860	68,484
2010	$12.20860	$14.32162	56,954
2011	$14.32162	$13.15353	39,424
2012	$13.15353	$14.63320	36,461
2013	$14.63320	$20.07012	25,438
2014	$20.07012	$21.29927	23,100
2015	$21.29927	$21.88932	20,055
2016	$21.88932	$21.90992	18,305
2017	$21.90992	$27.30850	17,112
2018	$27.30850	$25.74884	12,995
Invesco V.I. American Value Fund - Series II
2009	$11.86943	$16.20535	208,738
2010	$16.20535	$19.42603	165,212
2011	$19.42603	$19.21714	131,324
2012	$19.21714	$22.07241	111,299
2013	$22.07241	$29.00368	79,724
2014	$29.00368	$31.15251	64,200
2015	$31.15251	$27.70307	57,534
2016	$27.70307	$31.31740	50,388
2017	$31.31740	$33.70379	46,857
2018	$33.70379	$28.81076	42,688
Invesco V.I. Comstock Fund - Series II
2009	$10.08697	$12.70763	633,378
2010	$12.70763	$14.42452	477,628
2011	$14.42452	$13.85409	348,745
2012	$13.85409	$16.16386	275,678
2013	$16.16386	$21.51252	198,763
2014	$21.51252	$23.02669	172,466
2015	$23.02669	$21.19196	138,563
2016	$21.19196	$24.32461	117,345
2017	$24.32461	$28.06220	100,169
2018	$28.06220	$24.12576	83,793
Invesco V.I. Core Equity Fund - Series II
2009	$7.78438	$9.77434	11,814
2010	$9.77434	$10.47666	6,411
2011	$10.47666	$10.24888	5,969
2012	$10.24888	$11.42353	5,353
2013	$11.42353	$14.45074	3,324
2014	$14.45074	$15.29006	3,067
2015	$15.29006	$14.10057	2,500
2016	$14.10057	$15.22095	1,419
2017	$15.22095	$16.85797	881
2018	$16.85797	$14.94906	838
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.25835	$11.25760	96,851
2010	$11.25760	$12.17192	69,549
2011	$12.17192	$11.93460	58,906
2012	$11.93460	$13.85930	57,889
2013	$13.85930	$17.78093	38,531
2014	$17.78093	$19.63168	32,701
2015	$19.63168	$19.61043	30,423
2016	$19.61043	$22.03796	32,305
2017	$22.03796	$23.42859	27,758
2018	$23.42859	$21.18882	25,434

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.33523	$13.62195	113,717
2010	$13.62195	$14.97258	93,853
2011	$14.97258	$14.49923	88,768
2012	$14.49923	$15.98672	70,863
2013	$15.98672	$19.58793	51,694
2014	$19.58793	$20.90258	43,756
2015	$20.90258	$19.97732	35,784
2016	$19.97732	$22.50871	32,567
2017	$22.50871	$24.46636	29,790
2018	$24.46636	$21.66787	29,210
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.90772	32,441
2012	$11.90772	$13.24893	27,354
2013	$13.24893	$15.89107	14,825
2014	$15.89107	$15.66617	13,482
2015	$15.66617	$15.11659	11,908
2016	$15.11659	$15.79630	11,131
2017	$15.79630	$19.00208	10,285
2018	$19.00208	$15.74401	8,469
Invesco V.I. Growth and Income Fund - Series II
2009	$11.35050	$13.82076	283,366
2010	$13.82076	$15.21289	227,472
2011	$15.21289	$14.58837	174,312
2012	$14.58837	$16.36549	147,939
2013	$16.36549	$21.47819	99,830
2014	$21.47819	$23.17217	55,313
2015	$23.17217	$21.98099	48,994
2016	$21.98099	$25.75708	40,744
2017	$25.75708	$28.82040	37,484
2018	$28.82040	$24.43137	32,391
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$18.39548	19,405
2014	$18.39548	$18.33396	14,115
2015	$18.33396	$17.38117	13,339
2016	$17.38117	$18.90044	9,515
2017	$18.90044	$19.68002	8,103
2018	$19.68002	$18.61191	7,816
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$7.99756	37,626
2012	$7.99756	$9.04298	33,079
2013	$9.04298	$10.53276	27,925
2014	$10.53276	$10.34295	24,923
2015	$10.34295	$9.88200	16,437
2016	$9.88200	$9.62819	15,941
2017	$9.62819	$11.59424	14,537
2018	$11.59424	$9.64501	13,557

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.26892	$11.80868	44,786
2010	$11.80868	$13.18193	23,893
2011	$13.18193	$12.09206	20,335
2012	$12.09206	$13.12276	15,190
2013	$13.12276	$16.53955	9,478
2014	$16.53955	$16.90354	7,392
2015	$16.90354	$15.87413	6,659
2016	$15.87413	$17.62500	5,646
2017	$17.62500	$19.82775	4,459
2018	$19.82775	$17.19570	3,627
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.75239	$14.96201	8,592
2010	$14.96201	$18.68316	8,468
2011	$18.68316	$16.61484	7,415
2012	$16.61484	$18.19525	6,297
2013	$18.19525	$24.38581	5,007
2014	$24.38581	$25.76513	3,792
2015	$25.76513	$25.54148	3,682
2016	$25.54148	$25.20347	2,286
2017	$25.20347	$30.20538	2,257
2018	$30.20538	$27.89234	867
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.58623	$11.85625	324,777
2010	$11.85625	$13.32899	271,852
2011	$13.32899	$13.27822	212,804
2012	$13.27822	$15.04786	191,312
2013	$15.04786	$19.42237	153,758
2014	$19.42237	$21.52389	117,828
2015	$21.52389	$21.28113	87,885
2016	$21.28113	$23.21825	80,017
2017	$23.21825	$27.56674	69,751
2018	$27.56674	$25.67372	60,588
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.52668	$10.90967	45,739
2010	$10.90967	$11.44695	37,699
2011	$11.44695	$10.84970	28,451
2012	$10.84970	$12.52344	24,587
2013	$12.52344	$16.37486	17,472
2014	$16.37486	$17.09126	11,498
2015	$17.09126	$14.98143	9,415
2016	$14.98143	$17.33342	8,333
2017	$17.33342	$19.93779	7,729
2018	$19.93779	$15.77527	7,913
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.67808	$16.18418	25,791
2010	$16.18418	$17.42523	22,346
2011	$17.42523	$18.27376	12,011
2012	$18.27376	$21.13237	13,479
2013	$21.13237	$18.91743	5,871
2014	$18.91743	$19.09633	3,271
2015	$19.09633	$18.51516	2,642
2016	$18.51516	$20.08833	2,105
2017	$20.08833	$21.60002	1,568
2018	$21.60002	$19.69804	1,486

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.51146	$30.89653	50,423
2010	$30.89653	$36.05653	45,150
2011	$36.05653	$28.92455	31,041
2012	$28.92455	$34.00662	25,700
2013	$34.00662	$32.99628	19,692
2014	$32.99628	$30.89795	13,915
2015	$30.89795	$27.06774	11,019
2016	$27.06774	$28.31621	9,664
2017	$28.31621	$37.52655	8,359
2018	$37.52655	$30.36716	7,653
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.27472	$16.87423	255,229
2010	$16.87423	$18.88102	191,390
2011	$18.88102	$20.20138	136,769
2012	$20.20138	$22.90859	125,343
2013	$22.90859	$26.89482	101,094
2014	$26.89482	$27.57667	94,584
2015	$27.57667	$28.73349	79,287
2016	$28.73349	$29.71992	63,861
2017	$29.71992	$36.67059	51,310
2018	$36.67059	$35.33949	28,515
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$28.88840	10,702
2015	$28.88840	$24.40677	6,980
2016	$24.40677	$27.53101	4,920
2017	$27.53101	$30.40209	4,520
2018	$30.40209	$27.47306	3,818
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.32764	24,728
2014	$16.32764	$16.33879	21,917
2015	$16.33879	$14.98321	18,782
2016	$14.98321	$15.50843	16,752
2017	$15.50843	$17.64631	14,460
2018	$17.64631	$16.16103	11,605
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.41692	$13.63750	37,241
2010	$13.63750	$16.40534	31,107
2011	$16.40534	$15.60649	13,393
2012	$15.60649	$17.46251	12,516
2013	$17.46251	$25.30902	6,550
2014	$25.30902	$26.34259	5,882
2015	$26.34259	$28.93790	5,354
2016	$28.93790	$27.84671	5,398
2017	$27.84671	$39.02375	4,228
2018	$39.02375	$41.07819	2,762

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$12.04068	$18.58999	88,186
2010	$18.58999	$24.12473	64,241
2011	$24.12473	$21.97128	47,755
2012	$21.97128	$23.38485	39,734
2013	$23.38485	$31.54313	31,787
2014	$31.54313	$31.51661	26,460
2015	$31.51661	$29.06868	22,938
2016	$29.06868	$25.99882	20,361
2017	$25.99882	$35.35682	16,043
2018	$35.35682	$38.33830	13,646
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$12.97180	$16.35266	91,139
2010	$16.35266	$20.78130	70,037
2011	$20.78130	$21.54383	55,184
2012	$21.54383	$24.43750	45,132
2013	$24.43750	$24.39567	29,676
2014	$24.39567	$30.97814	21,460
2015	$30.97814	$30.97693	17,341
2016	$30.97693	$32.38333	15,057
2017	$32.38333	$32.68621	14,009
2018	$32.68621	$29.51135	12,894
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.23392	$12.27913	609,274
2010	$12.27913	$13.13270	499,323
2011	$13.13270	$13.49236	391,311
2012	$13.49236	$15.06653	308,296
2013	$15.06653	$14.90177	269,690
2014	$14.90177	$15.70182	223,685
2015	$15.70182	$15.06242	201,839
2016	$15.06242	$15.76653	172,541
2017	$15.76653	$16.46938	150,559
2018	$16.46938	$15.46107	128,960
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$9.10450	$15.26136	124,707
2010	$15.26136	$19.08010	96,404
2011	$19.08010	$17.41627	78,413
2012	$17.41627	$19.15273	62,564
2013	$19.15273	$28.25641	45,685
2014	$28.25641	$29.23149	39,638
2015	$29.23149	$31.07015	34,107
2016	$31.07015	$29.37305	29,762
2017	$29.37305	$42.94516	25,885
2018	$42.94516	$47.60626	22,526
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.30671	$8.76257	41,662
2010	$8.76257	$10.68176	34,179
2011	$10.68176	$9.68968	21,951
2012	$9.68968	$9.99322	19,032
2013	$9.99322	$8.36157	13,042
2014	$8.36157	$6.67593	9,176
2015	$6.67593	$4.86878	8,007
2016	$4.86878	$5.48746	4,710
2017	$5.48746	$5.49449	3,552
2018	$5.49449	$4.62484	3,333

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.28133	$11.87950	10,522
2010	$11.87950	$13.05990	13,662
2011	$13.05990	$13.61061	8,405
2012	$13.61061	$15.72316	15,544
2013	$15.72316	$14.33958	7,132
2014	$14.33958	$14.26632	5,622
2015	$14.26632	$13.66912	5,528
2016	$13.66912	$15.18151	4,608
2017	$15.18151	$16.35045	2,517
2018	$16.35045	$15.26666	2,103
PIMCO Real Return Portfolio - Advisor Shares
2009	$9.98640	$11.58832	150,324
2010	$11.58832	$12.27948	95,860
2011	$12.27948	$13.44143	66,558
2012	$13.44143	$14.32677	65,743
2013	$14.32677	$12.74752	55,191
2014	$12.74752	$12.88038	26,731
2015	$12.88038	$12.28277	13,379
2016	$12.28277	$12.66476	10,939
2017	$12.66476	$12.86788	20,129
2018	$12.86788	$12.33302	17,649
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.26452	$12.59437	344,845
2010	$12.59437	$13.34633	295,689
2011	$13.34633	$13.55403	185,165
2012	$13.55403	$14.55944	175,283
2013	$14.55944	$13.99016	160,672
2014	$13.99016	$14.29873	114,242
2015	$14.29873	$14.07733	76,807
2016	$14.07733	$14.16763	82,795
2017	$14.16763	$14.57002	65,293
2018	$14.57002	$14.20377	41,309
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.96037	142,599
2010	$7.96037	$8.79458	114,988
2011	$8.79458	$8.79451	85,649
2012	$8.79451	$10.29352	68,444
2013	$10.29352	$13.37276	49,208
2014	$13.37276	$14.78110	41,972
2015	$14.78110	$14.06046	38,815
2016	$14.06046	$15.67772	34,157
2017	$15.67772	$18.27087	31,934
2018	$18.27087	$16.40315	29,114
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.73909	$9.53861	40,491
2010	$9.53861	$10.37154	38,215
2011	$10.37154	$10.45776	29,958
2012	$10.45776	$11.54567	20,556
2013	$11.54567	$13.37720	18,175
2014	$13.37720	$14.52578	16,218
2015	$14.52578	$14.09013	14,160
2016	$14.09013	$14.93198	9,536
2017	$14.93198	$16.86155	10,625
2018	$16.86155	$16.02242	6,803

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05109	21,887
2017	$10.05109	$12.90997	17,566
2018	$12.90997	$12.96683	11,757
Putnam VT International Equity Fund - Class IB
2009	$11.61679	$14.20474	96,892
2010	$14.20474	$15.33375	75,588
2011	$15.33375	$12.49664	52,125
2012	$12.49664	$14.94687	40,126
2013	$14.94687	$18.78096	29,528
2014	$18.78096	$17.17708	23,593
2015	$17.17708	$16.87602	18,928
2016	$16.87602	$16.15169	16,399
2017	$16.15169	$20.06062	14,679
2018	$20.06062	$15.91877	13,388
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.82958	$11.33292	145
2010	$11.33292	$12.66656	0
2011	$12.66656	$12.43297	0
2012	$12.43297	$14.25029	0
2013	$14.25029	$18.89187	0
2014	$18.89187	$21.11363	0
2015	$21.11363	$20.26354	0
2016	$20.26354	$22.27774	0
2017	$22.27774	$26.85547	0
2018	$26.85547	$24.33539	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.40652	$11.10102	518
2010	$11.10102	$12.27907	480
2011	$12.27907	$12.77230	336
2012	$12.77230	$14.68367	114
2013	$14.68367	$19.37993	17
2014	$19.37993	$20.76951	9
2015	$20.76951	$20.65715	8
2016	$20.65715	$22.50011	8
2017	$22.50011	$26.16983	8
2018	$26.16983	$24.16125	0
AB VPS Growth Portfolio - Class B
2009	$9.19886	$11.98527	1,846
2010	$11.98527	$13.49186	1,833
2011	$13.49186	$13.35882	897
2012	$13.35882	$14.87785	82
2013	$14.87785	$19.50975	82
2014	$19.50975	$21.61143	0
2015	$21.61143	$23.06117	0
2016	$23.06117	$22.80769	0
2017	$22.80769	$30.00557	0
2018	$30.00557	$30.53149	0
AB VPS International Value Portfolio - Class B
2009	$7.44591	$9.81009	19,051
2010	$9.81009	$10.03352	16,409
2011	$10.03352	$7.92654	17,052
2012	$7.92654	$8.87567	15,346
2013	$8.87567	$10.68181	13,534
2014	$10.68181	$9.79781	12,154
2015	$9.79781	$9.83843	9,537
2016	$9.83843	$9.57107	9,351
2017	$9.57107	$11.74200	8,429
2018	$11.74200	$8.86808	4,217
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.78313	$11.80860	2,880
2010	$11.80860	$12.71813	2,857
2011	$12.71813	$12.06372	2,837
2012	$12.06372	$13.73637	2,816
2013	$13.73637	$18.45378	2,707
2014	$18.45378	$20.60026	2,590
2015	$20.60026	$22.39344	2,467
2016	$22.39344	$22.47722	2,351
2017	$22.47722	$29.02572	2,240
2018	$29.02572	$29.12258	2,100

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.64792	$16.29428	1,265
2010	$16.29428	$20.22707	1,055
2011	$20.22707	$18.12512	962
2012	$18.12512	$21.05519	880
2013	$21.05519	$28.41746	812
2014	$28.41746	$30.35908	408
2015	$30.35908	$28.07491	408
2016	$28.07491	$34.35765	407
2017	$34.35765	$38.02467	406
2018	$38.02467	$31.58236	406
AB VPS Value Portfolio - Class B
2009	$6.90810	$8.19916	5,302
2010	$8.19916	$8.95839	4,749
2011	$8.95839	$8.45317	568
2012	$8.45317	$9.57698	564
2013	$9.57698	$12.81821	561
2014	$12.81821	$13.92377	0
2015	$13.92377	$12.67466	0
2016	$12.67466	$13.83267	0
2017	$13.83267	$15.36916	0
2018	$15.36916	$12.75735	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.37956	$11.13142	17,474
2010	$11.13142	$12.76332	14,987
2011	$12.76332	$12.16773	11,659
2012	$12.16773	$13.85693	10,859
2013	$13.85693	$17.79421	10,687
2014	$17.79421	$19.48263	9,429
2015	$19.48263	$19.18401	9,247
2016	$19.18401	$20.26713	9,181
2017	$20.26713	$24.16701	8,615
2018	$24.16701	$22.12366	1,847
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.56697	$10.41114	23,957
2010	$10.41114	$10.21661	19,411
2011	$10.21661	$10.01994	16,563
2012	$10.01994	$9.82602	12,920
2013	$9.82602	$9.63636	9,644
2014	$9.63636	$9.45036	8,963
2015	$9.45036	$9.26795	10,711
2016	$9.26795	$9.08990	12,679
2017	$9.08990	$8.95238	12,694
2018	$8.95238	$8.90109	14,564
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.65194	$9.53060	9,053
2010	$9.53060	$10.70542	5,315
2011	$10.70542	$10.64082	4,683
2012	$10.64082	$12.33787	3,565
2013	$12.33787	$16.12133	2,876
2014	$16.12133	$17.42543	2,141
2015	$17.42543	$16.65359	1,297
2016	$16.65359	$18.91323	1,089
2017	$18.91323	$21.62961	994
2018	$21.62961	$19.25947	840

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.39869	$11.81549	2,256
2010	$11.81549	$13.17053	1,904
2011	$13.17053	$13.39558	927
2012	$13.39558	$14.97027	892
2013	$14.97027	$15.51637	918
2014	$15.51637	$15.35294	849
2015	$15.35294	$14.47307	403
2016	$14.47307	$16.20414	401
2017	$16.20414	$16.99017	32
2018	$16.99017	$16.05572	31
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.91943	$12.22333	4,351
2010	$12.22333	$15.41114	2,254
2011	$15.41114	$13.47253	912
2012	$13.47253	$15.13436	355
2013	$15.13436	$20.16431	341
2014	$20.16431	$20.96576	114
2015	$20.96576	$20.22414	0
2016	$20.22414	$22.19759	0
2017	$22.19759	$26.24022	0
2018	$26.24022	$21.92900	0
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.16310	$10.64381	5,383
2010	$10.64381	$12.12777	4,090
2011	$12.12777	$11.32169	3,694
2012	$11.32169	$12.12996	3,442
2013	$12.12996	$16.35322	2,509
2014	$16.35322	$17.01504	2,156
2015	$17.01504	$17.41337	1,322
2016	$17.41337	$16.58328	1,324
2017	$16.58328	$20.64497	1,152
2018	$20.64497	$20.87861	883
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.09134	$12.08840	15,063
2010	$12.08840	$13.35626	11,345
2011	$13.35626	$13.41000	5,014
2012	$13.41000	$14.81296	4,356
2013	$14.81296	$16.55073	3,955
2014	$16.55073	$16.97878	3,340
2015	$16.97878	$15.47482	3,270
2016	$15.47482	$17.30360	3,184
2017	$17.30360	$18.61131	2,565
2018	$18.61131	$17.46410	2,514
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.54211	$12.74794	7,139
2010	$12.74794	$13.99571	7,252
2011	$13.99571	$13.31851	7,206
2012	$13.31851	$14.80404	7,154
2013	$14.80404	$18.52594	7,088
2014	$18.52594	$19.20357	7,045
2015	$19.20357	$18.14361	6,898
2016	$18.14361	$19.95899	6,865
2017	$19.95899	$21.25692	6,844
2018	$21.25692	$18.50544	136

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.60416	$10.63502	9,004
2010	$10.63502	$11.59632	7,828
2011	$11.59632	$11.25330	5,573
2012	$11.25330	$12.60624	4,681
2013	$12.60624	$15.85538	3,989
2014	$15.85538	$16.65512	3,775
2015	$16.65512	$15.52571	3,731
2016	$15.52571	$17.67027	2,626
2017	$17.67027	$18.77597	2,516
2018	$18.77597	$16.74172	2,468
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.78629	$13.15124	10,774
2010	$13.15124	$13.98045	9,907
2011	$13.98045	$12.25164	5,968
2012	$12.25164	$14.20383	4,953
2013	$14.20383	$17.12787	4,416
2014	$17.12787	$14.92583	2,601
2015	$14.92583	$13.68588	2,311
2016	$13.68588	$14.38408	2,045
2017	$14.38408	$16.46146	1,796
2018	$16.46146	$13.64882	1,681
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.06745	$9.36008	748
2010	$9.36008	$10.20636	552
2011	$10.20636	$9.30294	566
2012	$9.30294	$10.86702	454
2013	$10.86702	$14.19759	429
2014	$14.19759	$15.72319	246
2015	$15.72319	$14.73777	214
2016	$14.73777	$16.12653	212
2017	$16.12653	$17.37410	212
2018	$17.37410	$15.59580	213
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.07637	$10.54527	1,265
2010	$10.54527	$12.92626	836
2011	$12.92626	$11.86774	832
2012	$11.86774	$13.78606	0
2013	$13.78606	$17.96553	0
2014	$17.96553	$20.00772	0
2015	$20.00772	$17.80612	0
2016	$17.80612	$19.82434	0
2017	$19.82434	$21.59403	0
2018	$21.59403	$18.95958	0
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.41797	$8.81220	7,857
2010	$8.81220	$9.75112	6,186
2011	$9.75112	$9.94920	3,984
2012	$9.94920	$11.16625	3,394
2013	$11.16625	$15.05798	2,550
2014	$15.05798	$17.18248	1,733
2015	$17.18248	$16.81607	997
2016	$16.81607	$18.26070	868
2017	$18.26070	$22.21873	773
2018	$22.21873	$20.43726	642

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.49070	$12.16717	3,169
2010	$12.16717	$14.26575	2,355
2011	$14.26575	$13.09554	409
2012	$13.09554	$14.56126	404
2013	$14.56126	$19.96128	320
2014	$19.96128	$21.17297	105
2015	$21.17297	$21.74843	0
2016	$21.74843	$21.75784	0
2017	$21.75784	$27.10536	0
2018	$27.10536	$25.54442	0
Invesco V.I. American Value Fund - Series II
2009	$11.83517	$16.15034	5,659
2010	$16.15034	$19.35023	4,141
2011	$19.35023	$19.13242	3,119
2012	$19.13242	$21.96388	2,555
2013	$21.96388	$28.84637	2,002
2014	$28.84637	$30.96776	1,355
2015	$30.96776	$27.52474	901
2016	$27.52474	$31.09999	691
2017	$31.09999	$33.45302	613
2018	$33.45302	$28.58198	519
Invesco V.I. Comstock Fund - Series II
2009	$10.05788	$12.66451	28,166
2010	$12.66451	$14.36827	21,337
2011	$14.36827	$13.79304	13,345
2012	$13.79304	$16.08441	9,772
2013	$16.08441	$21.39588	8,075
2014	$21.39588	$22.89016	6,902
2015	$22.89016	$21.05557	6,041
2016	$21.05557	$24.15578	4,741
2017	$24.15578	$27.85346	4,345
2018	$27.85346	$23.93423	4,033
Invesco V.I. Core Equity Fund - Series II
2009	$7.77375	$9.75603	1,297
2010	$9.75603	$10.45170	593
2011	$10.45170	$10.21926	600
2012	$10.21926	$11.38470	602
2013	$11.38470	$14.39429	566
2014	$14.39429	$15.22255	0
2015	$15.22255	$14.03115	0
2016	$14.03115	$15.13833	0
2017	$15.13833	$16.75805	0
2018	$16.75805	$14.85297	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.23162	$11.21938	1,470
2010	$11.21938	$12.12442	968
2011	$12.12442	$11.88200	853
2012	$11.88200	$13.79118	823
2013	$13.79118	$17.68452	717
2014	$17.68452	$19.51528	151
2015	$19.51528	$19.48423	150
2016	$19.48423	$21.88500	149
2017	$21.88500	$23.25430	149
2018	$23.25430	$21.02059	149

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.30253	$13.57573	12,903
2010	$13.57573	$14.91417	9,788
2011	$14.91417	$14.43533	4,658
2012	$14.43533	$15.90813	2,621
2013	$15.90813	$19.48170	1,969
2014	$19.48170	$20.77862	1,297
2015	$20.77862	$19.84872	1,083
2016	$19.84872	$22.35244	959
2017	$22.35244	$24.28433	144
2018	$24.28433	$21.49582	118
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.85525	2,962
2012	$11.85525	$13.18381	2,938
2013	$13.18381	$15.80491	2,785
2014	$15.80491	$15.57328	2,662
2015	$15.57328	$15.01930	2,539
2016	$15.01930	$15.68668	2,423
2017	$15.68668	$18.86075	2,311
2018	$18.86075	$15.61902	2,166
Invesco V.I. Growth and Income Fund - Series II
2009	$11.31774	$13.77384	5,371
2010	$13.77384	$15.15352	4,831
2011	$15.15352	$14.52405	3,769
2012	$14.52405	$16.28501	3,274
2013	$16.28501	$21.36168	2,931
2014	$21.36168	$23.03473	2,260
2015	$23.03473	$21.83948	2,075
2016	$21.83948	$25.57824	1,993
2017	$25.57824	$28.60594	1,574
2018	$28.60594	$24.23735	1,205
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$18.29571	434
2014	$18.29571	$18.22523	185
2015	$18.22523	$17.26927	143
2016	$17.26927	$18.76921	101
2017	$18.76921	$19.53358	63
2018	$19.53358	$18.46410	22
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$7.97445	6,399
2012	$7.97445	$9.01224	5,624
2013	$9.01224	$10.49162	4,692
2014	$10.49162	$10.29730	4,263
2015	$10.29730	$9.83336	2,926
2016	$9.83336	$9.57593	2,846
2017	$9.57593	$11.52552	2,562
2018	$11.52552	$9.58300	2,358

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.24688	$11.77458	817
2010	$11.77458	$13.13720	556
2011	$13.13720	$12.04489	189
2012	$12.04489	$13.06488	188
2013	$13.06488	$16.45822	160
2014	$16.45822	$16.81184	155
2015	$16.81184	$15.77996	154
2016	$15.77996	$17.51156	146
2017	$17.51156	$19.69025	140
2018	$19.69025	$17.06784	147
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.72424	$14.91123	192
2010	$14.91123	$18.61027	190
2011	$18.61027	$16.54159	65
2012	$16.54159	$18.10580	30
2013	$18.10580	$24.25357	0
2014	$24.25357	$25.61234	0
2015	$25.61234	$25.37707	0
2016	$25.37707	$25.02851	0
2017	$25.02851	$29.98067	0
2018	$29.98067	$27.67087	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.55858	$11.81601	14,236
2010	$11.81601	$13.27699	12,238
2011	$13.27699	$13.21970	11,417
2012	$13.21970	$14.97388	10,554
2013	$14.97388	$19.31703	9,586
2014	$19.31703	$21.39624	8,240
2015	$21.39624	$21.14414	7,372
2016	$21.14414	$23.05708	7,183
2017	$23.05708	$27.36166	7,003
2018	$27.36166	$25.46987	2,869
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.50494	$10.87261	2,600
2010	$10.87261	$11.40227	2,235
2011	$11.40227	$10.80185	1,828
2012	$10.80185	$12.46184	1,307
2013	$12.46184	$16.28603	937
2014	$16.28603	$16.98988	713
2015	$16.98988	$14.88496	498
2016	$14.88496	$17.21305	267
2017	$17.21305	$19.78939	72
2018	$19.78939	$15.64996	2
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.64152	$16.12930	1,371
2010	$16.12930	$17.35728	1,330
2011	$17.35728	$18.19324	971
2012	$18.19324	$21.02851	935
2013	$21.02851	$18.81487	1,090
2014	$18.81487	$18.98311	601
2015	$18.98311	$18.39602	592
2016	$18.39602	$19.94891	0
2017	$19.94891	$21.43935	0
2018	$21.43935	$19.54165	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.45805	$30.79169	3,978
2010	$30.79169	$35.91589	3,765
2011	$35.91589	$28.79706	3,509
2012	$28.79706	$33.83943	3,354
2013	$33.83943	$32.81732	3,304
2014	$32.81732	$30.71470	3,167
2015	$30.71470	$26.89348	3,075
2016	$26.89348	$28.11960	3,028
2017	$28.11960	$37.24732	2,942
2018	$37.24732	$30.12601	800
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.23643	$16.81697	10,612
2010	$16.81697	$18.80736	7,930
2011	$18.80736	$20.11234	2,927
2012	$20.11234	$22.79597	1,070
2013	$22.79597	$26.74896	980
2014	$26.74896	$27.41315	575
2015	$27.41315	$28.54856	431
2016	$28.54856	$29.51363	382
2017	$29.51363	$36.39779	119
2018	$36.39779	$35.05890	82
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$28.71711	0
2015	$28.71711	$24.24968	0
2016	$24.24968	$27.33991	0
2017	$27.33991	$30.17593	0
2018	$30.17593	$27.25494	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.23913	115
2014	$16.23913	$16.24195	0
2015	$16.24195	$14.88682	0
2016	$14.88682	$15.40081	0
2017	$15.40081	$17.51507	0
2018	$17.51507	$16.03276	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.39262	$13.59122	0
2010	$13.59122	$16.34136	0
2011	$16.34136	$15.53772	0
2012	$15.53772	$17.37668	0
2013	$17.37668	$25.17180	0
2014	$25.17180	$26.18643	0
2015	$26.18643	$28.75169	0
2016	$28.75169	$27.65347	0
2017	$27.65347	$38.73352	0
2018	$38.73352	$40.75213	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$12.00593	$18.52689	7,711
2010	$18.52689	$24.03060	6,656
2011	$24.03060	$21.87442	6,294
2012	$21.87442	$23.26987	6,079
2013	$23.26987	$31.37205	5,654
2014	$31.37205	$31.32968	5,370
2015	$31.32968	$28.88154	5,146
2016	$28.88154	$25.81831	5,152
2017	$25.81831	$35.09372	4,380
2018	$35.09372	$38.03382	1,325
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$12.93433	$16.29710	6,253
2010	$16.29710	$20.70017	5,535
2011	$20.70017	$21.44881	4,615
2012	$21.44881	$24.31729	4,334
2013	$24.31729	$24.26328	4,310
2014	$24.26328	$30.79435	3,655
2015	$30.79435	$30.77746	3,562
2016	$30.77746	$32.15846	3,138
2017	$32.15846	$32.44295	3,065
2018	$32.44295	$29.27694	479
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.20440	$12.23747	11,988
2010	$12.23747	$13.08148	9,627
2011	$13.08148	$13.43290	8,754
2012	$13.43290	$14.99249	6,160
2013	$14.99249	$14.82097	6,162
2014	$14.82097	$15.60872	5,330
2015	$15.60872	$14.96548	3,753
2016	$14.96548	$15.65709	1,505
2017	$15.65709	$16.34685	1,509
2018	$16.34685	$15.33831	1,434
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$9.07821	$15.20953	4,486
2010	$15.20953	$19.00564	4,367
2011	$19.00564	$17.33949	4,246
2012	$17.33949	$19.05853	3,923
2013	$19.05853	$28.10313	3,774
2014	$28.10313	$29.05810	3,761
2015	$29.05810	$30.87012	3,747
2016	$30.87012	$29.16910	3,733
2017	$29.16910	$42.62561	3,721
2018	$42.62561	$47.22821	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.29809	$8.74614	2,819
2010	$8.74614	$10.65630	2,880
2011	$10.65630	$9.66168	2,829
2012	$9.66168	$9.95924	2,662
2013	$9.95924	$8.32890	2,644
2014	$8.32890	$6.64645	2,662
2015	$6.64645	$4.84482	2,756
2016	$4.84482	$5.45766	2,688
2017	$5.45766	$5.46193	2,414
2018	$5.46193	$4.59511	2,444

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.26868	$11.85726	0
2010	$11.85726	$13.02881	0
2011	$13.02881	$13.57130	0
2012	$13.57130	$15.66975	0
2013	$15.66975	$14.28359	0
2014	$14.28359	$14.20337	0
2015	$14.20337	$13.60186	0
2016	$13.60186	$15.09913	0
2017	$15.09913	$16.25357	0
2018	$16.25357	$15.16856	0
PIMCO Real Return Portfolio - Advisor Shares
2009	$9.97277	$11.56662	1,559
2010	$11.56662	$12.25022	1,416
2011	$12.25022	$13.40259	736
2012	$13.40259	$14.27806	617
2013	$14.27806	$12.69771	512
2014	$12.69771	$12.82351	415
2015	$12.82351	$12.22230	320
2016	$12.22230	$12.59601	224
2017	$12.59601	$12.79161	136
2018	$12.79161	$12.25374	50
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.24916	$12.57078	9,713
2010	$12.57078	$13.31455	8,389
2011	$13.31455	$13.51487	5,846
2012	$13.51487	$14.50996	5,468
2013	$14.50996	$13.93551	5,576
2014	$13.93551	$14.23561	5,042
2015	$14.23561	$14.00804	2,720
2016	$14.00804	$14.09073	2,594
2017	$14.09073	$14.48365	2,363
2018	$14.48365	$14.11246	2,833
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.94142	9,076
2010	$7.94142	$8.76918	6,522
2011	$8.76918	$8.76464	5,090
2012	$8.76464	$10.25331	3,557
2013	$10.25331	$13.31373	2,237
2014	$13.31373	$14.70834	1,451
2015	$14.70834	$13.98412	876
2016	$13.98412	$15.58467	743
2017	$15.58467	$18.15333	691
2018	$18.15333	$16.28941	591
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.71674	$9.50624	3,813
2010	$9.50624	$10.33107	2,707
2011	$10.33107	$10.41166	1,815
2012	$10.41166	$11.48891	1,609
2013	$11.48891	$13.30466	1,439
2014	$13.30466	$14.43965	873
2015	$14.43965	$13.99944	700
2016	$13.99944	$14.82834	537
2017	$14.82834	$16.73612	387
2018	$16.73612	$15.89521	236

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05050	0
2017	$10.05050	$12.90273	0
2018	$12.90273	$12.95303	0
Putnam VT International Equity Fund - Class IB
2009	$11.58326	$14.15653	3,309
2010	$14.15653	$15.27394	3,089
2011	$15.27394	$12.44154	2,897
2012	$12.44154	$14.87337	2,624
2013	$14.87337	$18.67909	2,386
2014	$18.67909	$17.07520	2,322
2015	$17.07520	$16.76738	2,255
2016	$16.76738	$16.03956	2,192
2017	$16.03956	$19.91135	2,081
2018	$19.91135	$15.79235	2,007
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.80410	$11.29444	0
2010	$11.29444	$12.61713	0
2011	$12.61713	$12.37817	0
2012	$12.37817	$14.18023	0
2013	$14.18023	$18.78943	0
2014	$18.78943	$20.98844	0
2015	$20.98844	$20.13313	0
2016	$20.13313	$22.12310	0
2017	$22.12310	$26.65569	0
2018	$26.65569	$24.14219	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Enhanced Beneficiary Protection (Annual Increase) Option
Mortality & Expense = 1.80

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.37937	$11.06334	13,326
2010	$11.06334	$12.23115	12,172
2011	$12.23115	$12.71599	9,149
2012	$12.71599	$14.61146	7,579
2013	$14.61146	$19.27481	5,881
2014	$19.27481	$20.64632	5,447
2015	$20.64632	$20.52417	5,401
2016	$20.52417	$22.34390	5,362
2017	$22.34390	$25.97510	5,090
2018	$25.97510	$23.96938	3,448
AB VPS Growth Portfolio - Class B
2009	$9.17229	$11.94457	20,158
2010	$11.94457	$13.43919	17,466
2011	$13.43919	$13.29990	15,561
2012	$13.29990	$14.80467	14,115
2013	$14.80467	$19.40389	13,298
2014	$19.40389	$21.48320	11,689
2015	$21.48320	$22.91265	7,992
2016	$22.91265	$22.64928	7,710
2017	$22.64928	$29.78223	7,154
2018	$29.78223	$30.28896	6,733
AB VPS International Value Portfolio - Class B
2009	$7.43195	$9.78670	48,105
2010	$9.78670	$10.00451	45,129
2011	$10.00451	$7.89958	45,956
2012	$7.89958	$8.84097	38,914
2013	$8.84097	$10.63463	24,700
2014	$10.63463	$9.74956	22,281
2015	$9.74956	$9.78500	15,865
2016	$9.78500	$9.51425	14,860
2017	$9.51425	$11.66642	13,261
2018	$11.66642	$8.80656	14,015
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.75775	$11.76848	2,481
2010	$11.76848	$12.66846	2,256
2011	$12.66846	$12.01049	2,234
2012	$12.01049	$13.66875	2,209
2013	$13.66875	$18.35359	2,077
2014	$18.35359	$20.47797	1,753
2015	$20.47797	$22.24916	1,603
2016	$22.24916	$22.32106	1,581
2017	$22.32106	$28.80962	0
2018	$28.80962	$28.89118	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.61429	$16.23896	21,301
2010	$16.23896	$20.14812	19,925
2011	$20.14812	$18.04519	19,245
2012	$18.04519	$20.95162	17,319
2013	$20.95162	$28.26327	16,522
2014	$28.26327	$30.17896	9,637
2015	$30.17896	$27.89412	8,585
2016	$27.89412	$34.11906	8,337
2017	$34.11906	$37.74167	8,046
2018	$37.74167	$31.33149	8,137
AB VPS Value Portfolio - Class B
2009	$6.89515	$8.17960	1,285
2010	$8.17960	$8.93246	1,191
2011	$8.93246	$8.42441	1,136
2012	$8.42441	$9.53952	1,039
2013	$9.53952	$12.76156	649
2014	$12.76156	$13.85518	574
2015	$13.85518	$12.60579	161
2016	$12.60579	$13.75052	103
2017	$13.75052	$15.27022	53
2018	$15.27022	$12.66882	7
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.36388	$11.10493	54,404
2010	$11.10493	$12.72646	50,618
2011	$12.72646	$12.12642	45,864
2012	$12.12642	$13.80283	40,513
2013	$13.80283	$17.71572	35,039
2014	$17.71572	$19.38680	27,933
2015	$19.38680	$19.07992	24,701
2016	$19.07992	$20.14692	22,561
2017	$20.14692	$24.01161	20,853
2018	$24.01161	$21.97032	19,813
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.55256	$10.39165	5,789
2010	$10.39165	$10.19230	6,670
2011	$10.19230	$9.99102	6,459
2012	$9.99102	$9.79264	17,060
2013	$9.79264	$9.59872	5,645
2014	$9.59872	$9.40865	3,238
2015	$9.40865	$9.22234	10,451
2016	$9.22234	$9.04056	21,240
2017	$9.04056	$8.89931	22,635
2018	$8.89931	$8.84387	24,332
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.63761	$9.50790	19,944
2010	$9.50790	$10.67449	16,986
2011	$10.67449	$10.60468	14,485
2012	$10.60468	$12.28969	12,750
2013	$12.28969	$16.05019	9,510
2014	$16.05019	$17.33967	4,135
2015	$17.33967	$16.56319	3,123
2016	$16.56319	$18.80102	2,665
2017	$18.80102	$21.49050	2,499
2018	$21.49050	$19.12596	3,728

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.38298	$11.78740	11,403
2010	$11.78740	$13.13253	9,275
2011	$13.13253	$13.35014	8,418
2012	$13.35014	$14.91186	7,203
2013	$14.91186	$15.44795	6,303
2014	$15.44795	$15.27745	5,603
2015	$15.27745	$14.39455	3,538
2016	$14.39455	$16.10805	3,168
2017	$16.10805	$16.88095	2,906
2018	$16.88095	$15.94447	2,622
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.90272	$12.19422	15,538
2010	$12.19422	$15.36661	15,869
2011	$15.36661	$13.42676	15,093
2012	$13.42676	$15.07525	11,402
2013	$15.07525	$20.07531	8,461
2014	$20.07531	$20.86258	7,275
2015	$20.86258	$20.11434	5,582
2016	$20.11434	$22.06587	5,371
2017	$22.06587	$26.07142	5,068
2018	$26.07142	$21.77694	4,747
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.14782	$10.61847	5,598
2010	$10.61847	$12.09273	5,243
2011	$12.09273	$11.28324	5,091
2012	$11.28324	$12.08258	5,002
2013	$12.08258	$16.28105	4,686
2014	$16.28105	$16.93132	3,499
2015	$16.93132	$17.31885	2,644
2016	$17.31885	$16.48488	2,283
2017	$16.48488	$20.51217	2,067
2018	$20.51217	$20.73385	1,816
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.06972	$12.05351	59,970
2010	$12.05351	$13.31093	54,618
2011	$13.31093	$13.35769	50,541
2012	$13.35769	$14.74765	47,736
2013	$14.74765	$16.46935	33,606
2014	$16.46935	$16.88668	31,858
2015	$16.88668	$15.38303	30,310
2016	$15.38303	$17.19224	26,675
2017	$17.19224	$18.48225	25,936
2018	$18.48225	$17.33426	24,923
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.52237	$12.71760	11,079
2010	$12.71760	$13.95527	11,099
2011	$13.95527	$13.27327	10,992
2012	$13.27327	$14.74623	10,645
2013	$14.74623	$18.44419	6,923
2014	$18.44419	$19.10909	2,169
2015	$19.10909	$18.04513	1,931
2016	$18.04513	$19.84056	1,839
2017	$19.84056	$21.12018	1,681
2018	$21.12018	$18.37712	934

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.58369	$10.60432	22,032
2010	$10.60432	$11.55696	20,494
2011	$11.55696	$11.20939	16,487
2012	$11.20939	$12.55063	11,398
2013	$12.55063	$15.77741	7,429
2014	$15.77741	$16.56477	5,036
2015	$16.56477	$15.43362	3,554
2016	$15.43362	$17.55653	3,298
2017	$17.55653	$18.64575	3,143
2018	$18.64575	$16.61723	2,968
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.76299	$13.11323	37,518
2010	$13.11323	$13.93295	33,177
2011	$13.93295	$12.20379	32,091
2012	$12.20379	$14.14114	29,773
2013	$14.14114	$17.04357	16,774
2014	$17.04357	$14.84478	14,149
2015	$14.84478	$13.60462	11,017
2016	$13.60462	$14.29141	10,390
2017	$14.29141	$16.34719	9,813
2018	$16.34719	$13.54723	9,520
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.05233	$9.33778	11,709
2010	$9.33778	$10.17687	9,067
2011	$10.17687	$9.27134	7,982
2012	$9.27134	$10.82458	7,047
2013	$10.82458	$14.13493	4,853
2014	$14.13493	$15.64582	4,410
2015	$15.64582	$14.65777	3,247
2016	$14.65777	$16.03085	3,018
2017	$16.03085	$17.26235	2,800
2018	$17.26235	$15.48768	2,694
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.06125	$10.52015	18,689
2010	$10.52015	$12.88893	14,420
2011	$12.88893	$11.82743	14,039
2012	$11.82743	$13.73222	7,978
2013	$13.73222	$17.88624	7,455
2014	$17.88624	$19.90927	2,855
2015	$19.90927	$17.70947	2,716
2016	$17.70947	$19.70671	2,402
2017	$19.70671	$21.45512	2,330
2018	$21.45512	$18.82811	2,147
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.40407	$8.79119	17,048
2010	$8.79119	$9.72293	14,020
2011	$9.72293	$9.91539	11,029
2012	$9.91539	$11.12261	9,414
2013	$11.12261	$14.99149	5,580
2014	$14.99149	$17.09789	4,102
2015	$17.09789	$16.72475	2,979
2016	$16.72475	$18.15230	2,575
2017	$18.15230	$22.07577	2,216
2018	$22.07577	$20.29552	1,985

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.46905	$12.12583	9,306
2010	$12.12583	$14.21005	11,014
2011	$14.21005	$13.03779	10,526
2012	$13.03779	$14.48964	8,561
2013	$14.48964	$19.85299	7,486
2014	$19.85299	$21.04737	3,883
2015	$21.04737	$21.60840	2,872
2016	$21.60840	$21.60674	2,994
2017	$21.60674	$26.90363	2,953
2018	$26.90363	$25.34153	2,909
Invesco V.I. American Value Fund - Series II
2009	$11.80102	$16.09554	27,381
2010	$16.09554	$19.27475	20,621
2011	$19.27475	$19.04809	14,632
2012	$19.04809	$21.85589	12,741
2013	$21.85589	$28.68991	9,386
2014	$28.68991	$30.78409	7,102
2015	$30.78409	$27.34753	5,181
2016	$27.34753	$30.88404	4,711
2017	$30.88404	$33.20408	4,673
2018	$33.20408	$28.35498	4,613
Invesco V.I. Comstock Fund - Series II
2009	$10.02881	$12.62149	92,444
2010	$12.62149	$14.31217	80,797
2011	$14.31217	$13.73220	62,449
2012	$13.73220	$16.00528	54,501
2013	$16.00528	$21.27977	45,177
2014	$21.27977	$22.75435	33,217
2015	$22.75435	$20.91996	28,751
2016	$20.91996	$23.98800	26,069
2017	$23.98800	$27.64613	24,484
2018	$27.64613	$23.74410	23,088
Invesco V.I. Core Equity Fund - Series II
2009	$7.76314	$9.73774	4,010
2010	$9.73774	$10.42680	3,989
2011	$10.42680	$10.18972	3,690
2012	$10.18972	$11.34599	3,674
2013	$11.34599	$14.33803	197
2014	$14.33803	$15.15535	195
2015	$15.15535	$13.96208	194
2016	$13.96208	$15.05615	193
2017	$15.05615	$16.65872	192
2018	$16.65872	$14.75748	190
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.20496	$11.18127	7,953
2010	$11.18127	$12.07708	7,255
2011	$12.07708	$11.82957	3,326
2012	$11.82957	$13.72331	2,958
2013	$13.72331	$17.58851	2,810
2014	$17.58851	$19.39945	2,057
2015	$19.39945	$19.35870	2,035
2016	$19.35870	$21.73297	2,002
2017	$21.73297	$23.08117	2,026
2018	$23.08117	$20.85357	2,047

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.26990	$13.52964	26,919
2010	$13.52964	$14.85596	24,949
2011	$14.85596	$14.37168	22,803
2012	$14.37168	$15.82990	20,847
2013	$15.82990	$19.37602	23,477
2014	$19.37602	$20.65538	17,556
2015	$20.65538	$19.72094	15,205
2016	$19.72094	$22.19726	13,436
2017	$22.19726	$24.10362	8,751
2018	$24.10362	$21.32510	7,670
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.80294	6,019
2012	$11.80294	$13.11894	5,413
2013	$13.11894	$15.71913	6,132
2014	$15.71913	$15.48087	4,278
2015	$15.48087	$14.92256	5,375
2016	$14.92256	$15.57770	4,370
2017	$15.57770	$18.72032	4,217
2018	$18.72032	$15.49490	4,187
Invesco V.I. Growth and Income Fund - Series II
2009	$11.28508	$13.72710	33,808
2010	$13.72710	$15.09442	32,488
2011	$15.09442	$14.46003	26,791
2012	$14.46003	$16.20496	24,370
2013	$16.20496	$21.24585	22,929
2014	$21.24585	$22.89814	10,544
2015	$22.89814	$21.69891	9,087
2016	$21.69891	$25.40070	7,369
2017	$25.40070	$28.39313	5,457
2018	$28.39313	$24.04489	5,199
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$18.19644	3,031
2014	$18.19644	$18.11711	1,405
2015	$18.11711	$17.15807	1,106
2016	$17.15807	$18.63887	1,023
2017	$18.63887	$19.38820	1,052
2018	$19.38820	$18.31745	1,013
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$7.95138	5,093
2012	$7.95138	$8.98158	4,601
2013	$8.98158	$10.45060	6,036
2014	$10.45060	$10.25182	5,566
2015	$10.25182	$9.78493	5,120
2016	$9.78493	$9.52392	4,903
2017	$9.52392	$11.45717	4,486
2018	$11.45717	$9.52136	4,373

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.22487	$11.74058	3,161
2010	$11.74058	$13.09258	2,057
2011	$13.09258	$11.99788	1,874
2012	$11.99788	$13.00724	1,605
2013	$13.00724	$16.37726	1,605
2014	$16.37726	$16.72062	1,604
2015	$16.72062	$15.68633	1,604
2016	$15.68633	$17.39880	1,603
2017	$17.39880	$19.55366	1,603
2018	$19.55366	$16.94088	1,602
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.69617	$14.86060	3,686
2010	$14.86060	$18.53763	3,267
2011	$18.53763	$16.46864	3,859
2012	$16.46864	$18.01673	2,481
2013	$18.01673	$24.12196	3,685
2014	$24.12196	$25.46038	2,442
2015	$25.46038	$25.21365	3,149
2016	$25.21365	$24.85469	3,135
2017	$24.85469	$29.75750	3,096
2018	$29.75750	$27.45106	3,083
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.53098	$11.77589	72,598
2010	$11.77589	$13.22517	65,915
2011	$13.22517	$13.16140	55,123
2012	$13.16140	$14.90024	48,225
2013	$14.90024	$19.21224	39,245
2014	$19.21224	$21.26933	30,002
2015	$21.26933	$21.00800	12,206
2016	$21.00800	$22.89698	12,457
2017	$22.89698	$27.15805	11,895
2018	$27.15805	$25.26759	12,786
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.48328	$10.83571	6,834
2010	$10.83571	$11.35777	6,487
2011	$11.35777	$10.75423	2,587
2012	$10.75423	$12.40056	2,417
2013	$12.40056	$16.19769	2,233
2014	$16.19769	$16.88910	1,722
2015	$16.88910	$14.78913	1,792
2016	$14.78913	$17.09353	1,720
2017	$17.09353	$19.64213	1,649
2018	$19.64213	$15.52566	1,796
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.60503	$16.07456	4,201
2010	$16.07456	$17.28956	3,571
2011	$17.28956	$18.11305	1,971
2012	$18.11305	$20.92513	871
2013	$20.92513	$18.71282	857
2014	$18.71282	$18.87053	792
2015	$18.87053	$18.27759	554
2016	$18.27759	$19.81042	507
2017	$19.81042	$21.27983	467
2018	$21.27983	$19.38647	454

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.40477	$30.68717	9,861
2010	$30.68717	$35.77576	9,894
2011	$35.77576	$28.67009	5,587
2012	$28.67009	$33.67302	4,869
2013	$33.67302	$32.63927	4,070
2014	$32.63927	$30.53248	3,138
2015	$30.53248	$26.72029	1,375
2016	$26.72029	$27.92432	1,203
2017	$27.92432	$36.97013	992
2018	$36.97013	$29.88672	94
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.19823	$16.75990	52,698
2010	$16.75990	$18.73400	46,314
2011	$18.73400	$20.02370	40,181
2012	$20.02370	$22.68390	32,390
2013	$22.68390	$26.60390	27,225
2014	$26.60390	$27.25059	19,107
2015	$27.25059	$28.36479	16,977
2016	$28.36479	$29.30875	17,028
2017	$29.30875	$36.12698	13,427
2018	$36.12698	$34.78051	12,643
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$28.54685	550
2015	$28.54685	$24.09360	548
2016	$24.09360	$27.15014	546
2017	$27.15014	$29.95145	547
2018	$29.95145	$27.03856	547
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.15104	5,439
2014	$16.15104	$16.14560	4,901
2015	$16.14560	$14.79096	4,447
2016	$14.79096	$15.29388	3,971
2017	$15.29388	$17.38473	3,496
2018	$17.38473	$15.90543	3,069
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.36839	$13.54507	3,817
2010	$13.54507	$16.27757	3,754
2011	$16.27757	$15.46920	3,722
2012	$15.46920	$17.29120	3,743
2013	$17.29120	$25.03522	3,687
2014	$25.03522	$26.03107	2,127
2015	$26.03107	$28.56654	3,022
2016	$28.56654	$27.46142	3,359
2017	$27.46142	$38.44524	3,344
2018	$38.44524	$40.42842	3,328

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$11.97129	$18.46401	13,520
2010	$18.46401	$23.93685	11,659
2011	$23.93685	$21.77799	8,481
2012	$21.77799	$23.15545	7,087
2013	$23.15545	$31.20190	6,836
2014	$31.20190	$31.14388	4,257
2015	$31.14388	$28.69561	3,588
2016	$28.69561	$25.63906	2,961
2017	$25.63906	$34.83260	2,725
2018	$34.83260	$37.73178	2,497
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$12.89698	$16.24174	13,232
2010	$16.24174	$20.61937	11,584
2011	$20.61937	$21.35422	8,209
2012	$21.35422	$24.19769	7,693
2013	$24.19769	$24.13164	7,551
2014	$24.13164	$30.61167	6,006
2015	$30.61167	$30.57928	4,979
2016	$30.57928	$31.93515	4,401
2017	$31.93515	$32.20150	4,404
2018	$32.20150	$29.04440	3,072
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.17494	$12.19592	100,771
2010	$12.19592	$13.03042	90,292
2011	$13.03042	$13.37367	67,258
2012	$13.37367	$14.91876	55,975
2013	$14.91876	$14.74057	44,804
2014	$14.74057	$15.51613	31,825
2015	$15.51613	$14.86911	23,074
2016	$14.86911	$15.54838	21,514
2017	$15.54838	$16.22521	21,354
2018	$16.22521	$15.21650	19,813
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$9.05201	$15.15792	19,557
2010	$15.15792	$18.93149	19,466
2011	$18.93149	$17.26304	13,419
2012	$17.26304	$18.96480	10,353
2013	$18.96480	$27.95067	9,298
2014	$27.95067	$28.88573	6,594
2015	$28.88573	$30.67135	6,391
2016	$30.67135	$28.96655	6,185
2017	$28.96655	$42.30839	5,727
2018	$42.30839	$46.85311	5,469
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.28950	$8.72976	2,184
2010	$8.72976	$10.63094	2,107
2011	$10.63094	$9.63377	1,587
2012	$9.63377	$9.92540	1,584
2013	$9.92540	$8.29637	3,216
2014	$8.29637	$6.61711	3,703
2015	$6.61711	$4.82097	4,656
2016	$4.82097	$5.42804	4,582
2017	$5.42804	$5.42956	4,832
2018	$5.42956	$4.56557	3,025

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.25604	$11.83506	1,262
2010	$11.83506	$12.99778	1,563
2011	$12.99778	$13.53210	1,055
2012	$13.53210	$15.61650	972
2013	$15.61650	$14.22779	1,530
2014	$14.22779	$14.14066	1,433
2015	$14.14066	$13.53490	252
2016	$13.53490	$15.01717	180
2017	$15.01717	$16.15724	125
2018	$16.15724	$15.07106	65
PIMCO Real Return Portfolio - Advisor Shares
2009	$9.95916	$11.54495	4,965
2010	$11.54495	$12.22104	6,808
2011	$12.22104	$13.36387	5,842
2012	$13.36387	$14.22954	5,553
2013	$14.22954	$12.64810	1,381
2014	$12.64810	$12.76691	1,158
2015	$12.76691	$12.16215	932
2016	$12.16215	$12.52765	704
2017	$12.52765	$12.71579	2,372
2018	$12.71579	$12.17498	2,026
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.23382	$12.54725	23,437
2010	$12.54725	$13.28285	26,569
2011	$13.28285	$13.47585	29,750
2012	$13.47585	$14.46067	25,193
2013	$14.46067	$13.88108	21,194
2014	$13.88108	$14.17278	17,402
2015	$14.17278	$13.93910	16,185
2016	$13.93910	$14.01424	15,127
2017	$14.01424	$14.39781	6,506
2018	$14.39781	$14.02175	10,687
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.92250	15,320
2010	$7.92250	$8.74383	12,430
2011	$8.74383	$8.73485	9,659
2012	$8.73485	$10.21325	8,181
2013	$10.21325	$13.25496	7,569
2014	$13.25496	$14.63596	6,270
2015	$14.63596	$13.90821	4,844
2016	$13.90821	$15.49220	4,298
2017	$15.49220	$18.03656	7,633
2018	$18.03656	$16.17646	7,350
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.69447	$9.47395	7,654
2010	$9.47395	$10.29074	6,692
2011	$10.29074	$10.36575	5,235
2012	$10.36575	$11.43241	4,411
2013	$11.43241	$13.23248	3,687
2014	$13.23248	$14.35400	3,030
2015	$14.35400	$13.90931	2,402
2016	$13.90931	$14.72537	1,762
2017	$14.72537	$16.61157	1,193
2018	$16.61157	$15.76896	652

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04991	7,191
2017	$10.04991	$12.89551	7,187
2018	$12.89551	$12.93926	7,158
Putnam VT International Equity Fund - Class IB
2009	$11.54984	$14.10848	6,835
2010	$14.10848	$15.21434	6,088
2011	$15.21434	$12.38669	5,721
2012	$12.38669	$14.80022	5,521
2013	$14.80022	$18.57777	11,180
2014	$18.57777	$16.97392	6,317
2015	$16.97392	$16.65942	5,675
2016	$16.65942	$15.92818	5,275
2017	$15.92818	$19.76319	3,136
2018	$19.76319	$15.66692	2,949
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.77867	$11.25608	0
2010	$11.25608	$12.56787	0
2011	$12.56787	$12.32355	0
2012	$12.32355	$14.11045	0
2013	$14.11045	$18.68743	0
2014	$18.68743	$20.86386	0
2015	$20.86386	$20.00342	0
2016	$20.00342	$21.96940	0
2017	$21.96940	$26.45722	0
2018	$26.45722	$23.95035	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 1.90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.32525	$10.98827	2,423
2010	$10.98827	$12.13577	816
2011	$12.13577	$12.60399	599
2012	$12.60399	$14.46797	595
2013	$14.46797	$19.06607	580
2014	$19.06607	$20.40190	577
2015	$20.40190	$20.26050	0
2016	$20.26050	$22.03441	0
2017	$22.03441	$25.58961	0
2018	$25.58961	$23.58982	0
AB VPS Growth Portfolio - Class B
2009	$9.11936	$11.86353	2,647
2010	$11.86353	$13.33441	1,112
2011	$13.33441	$13.18278	1,110
2012	$13.18278	$14.65928	494
2013	$14.65928	$19.19376	494
2014	$19.19376	$21.22889	493
2015	$21.22889	$22.61833	493
2016	$22.61833	$22.33559	493
2017	$22.33559	$29.34026	0
2018	$29.34026	$29.80936	0
AB VPS International Value Portfolio - Class B
2009	$7.40411	$9.74010	5,230
2010	$9.74010	$9.94672	2,485
2011	$9.94672	$7.84594	2,832
2012	$7.84594	$8.77196	2,629
2013	$8.77196	$10.54086	2,061
2014	$10.54086	$9.65373	864
2015	$9.65373	$9.67893	760
2016	$9.67893	$9.40155	0
2017	$9.40155	$11.51666	0
2018	$11.51666	$8.68473	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.70721	$11.68865	0
2010	$11.68865	$12.56969	0
2011	$12.56969	$11.90473	0
2012	$11.90473	$13.53455	0
2013	$13.53455	$18.15486	0
2014	$18.15486	$20.23558	0
2015	$20.23558	$21.96337	0
2016	$21.96337	$22.01192	0
2017	$22.01192	$28.38210	0
2018	$28.38210	$28.43374	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.54727	$16.12878	1,714
2010	$16.12878	$19.99105	239
2011	$19.99105	$17.88627	207
2012	$17.88627	$20.74587	176
2013	$20.74587	$27.95721	148
2014	$27.95721	$29.82169	123
2015	$29.82169	$27.53576	98
2016	$27.53576	$33.64647	72
2017	$33.64647	$37.18153	49
2018	$37.18153	$30.83531	26
AB VPS Value Portfolio - Class B
2009	$6.86933	$8.14066	1,363
2010	$8.14066	$8.88088	1,256
2011	$8.88088	$8.36724	233
2012	$8.36724	$9.46508	230
2013	$9.46508	$12.64907	228
2014	$12.64907	$13.71904	227
2015	$13.71904	$12.46918	225
2016	$12.46918	$13.58766	223
2017	$13.58766	$15.07422	221
2018	$15.07422	$12.49359	219
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.33255	$11.05204	4,477
2010	$11.05204	$12.65293	3,212
2011	$12.65293	$12.04409	2,842
2012	$12.04409	$13.69510	2,486
2013	$13.69510	$17.55952	2,174
2014	$17.55952	$19.19627	1,899
2015	$19.19627	$18.87312	1,629
2016	$18.87312	$19.90828	1,358
2017	$19.90828	$23.70338	1,114
2018	$23.70338	$21.66639	887
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.52378	$10.35273	3,253
2010	$10.35273	$10.14376	19,484
2011	$10.14376	$9.93332	13,993
2012	$9.93332	$9.72613	13,258
2013	$9.72613	$9.52381	12,548
2014	$9.52381	$9.32570	2,784
2015	$9.32570	$9.13170	2,560
2016	$9.13170	$8.94260	3,100
2017	$8.94260	$8.79404	1,423
2018	$8.79404	$8.73043	1,222
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.60900	$9.46262	3,154
2010	$9.46262	$10.61283	1,030
2011	$10.61283	$10.53268	941
2012	$10.53268	$12.19376	848
2013	$12.19376	$15.90868	715
2014	$15.90868	$17.16927	197
2015	$17.16927	$16.38368	179
2016	$16.38368	$18.57833	0
2017	$18.57833	$21.21464	0
2018	$21.21464	$18.86139	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.35160	$11.73129	2,218
2010	$11.73129	$13.05669	2,039
2011	$13.05669	$13.25952	1,859
2012	$13.25952	$14.79550	1,732
2013	$14.79550	$15.31177	1,542
2014	$15.31177	$15.12733	1,144
2015	$15.12733	$14.23857	1,055
2016	$14.23857	$15.91729	865
2017	$15.91729	$16.66429	642
2018	$16.66429	$15.72395	552
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.86938	$12.13617	1,811
2010	$12.13617	$15.27787	879
2011	$15.27787	$13.33561	0
2012	$13.33561	$14.95760	0
2013	$14.95760	$19.89834	0
2014	$19.89834	$20.65757	0
2015	$20.65757	$19.89636	0
2016	$19.89636	$21.80452	0
2017	$21.80452	$25.73678	0
2018	$25.73678	$21.47571	0
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.11730	$10.56791	1,945
2010	$10.56791	$12.02289	726
2011	$12.02289	$11.20665	718
2012	$11.20665	$11.98829	713
2013	$11.98829	$16.13755	599
2014	$16.13755	$16.76496	119
2015	$16.76496	$17.13119	111
2016	$17.13119	$16.28966	0
2017	$16.28966	$20.24892	0
2018	$20.24892	$20.44710	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.02658	$11.98396	8,093
2010	$11.98396	$13.22064	6,679
2011	$13.22064	$13.25358	3,731
2012	$13.25358	$14.61774	3,275
2013	$14.61774	$16.30763	2,876
2014	$16.30763	$16.70380	4,196
2015	$16.70380	$15.20091	3,711
2016	$15.20091	$16.97141	3,235
2017	$16.97141	$18.22652	1,460
2018	$18.22652	$17.07716	1,162
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.48298	$12.65706	0
2010	$12.65706	$13.87468	0
2011	$13.87468	$13.18318	0
2012	$13.18318	$14.63116	0
2013	$14.63116	$18.28161	0
2014	$18.28161	$18.92133	0
2015	$18.92133	$17.84960	0
2016	$17.84960	$19.60560	0
2017	$19.60560	$20.84912	0
2018	$20.84912	$18.12296	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.54286	$10.54311	3,306
2010	$10.54311	$11.47854	2,971
2011	$11.47854	$11.12199	2,680
2012	$11.12199	$12.44004	2,394
2013	$12.44004	$15.62246	2,015
2014	$15.62246	$16.38535	1,799
2015	$16.38535	$15.25087	1,595
2016	$15.25087	$17.33099	1,337
2017	$17.33099	$18.38774	1,122
2018	$18.38774	$16.37075	961
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.71656	$13.03755	6,645
2010	$13.03755	$13.83844	6,439
2011	$13.83844	$12.10865	5,556
2012	$12.10865	$14.01656	5,427
2013	$14.01656	$16.87621	5,139
2014	$16.87621	$14.68401	5,091
2015	$14.68401	$13.44353	5,009
2016	$13.44353	$14.10783	4,766
2017	$14.10783	$16.12101	4,419
2018	$16.12101	$13.34631	4,388
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.02218	$9.29333	404
2010	$9.29333	$10.11810	370
2011	$10.11810	$9.20841	370
2012	$9.20841	$10.74012	329
2013	$10.74012	$14.01034	103
2014	$14.01034	$15.49208	79
2015	$15.49208	$14.49893	69
2016	$14.49893	$15.84098	0
2017	$15.84098	$17.04078	0
2018	$17.04078	$15.27345	0
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.03105	$10.47007	320
2010	$10.47007	$12.81449	320
2011	$12.81449	$11.74715	320
2012	$11.74715	$13.62507	320
2013	$13.62507	$17.72859	319
2014	$17.72859	$19.71366	319
2015	$19.71366	$17.51757	319
2016	$17.51757	$19.47335	319
2017	$19.47335	$21.17977	0
2018	$21.17977	$18.56772	0
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.37634	$8.74934	2,857
2010	$8.74934	$9.66678	1,357
2011	$9.66678	$9.84810	1,221
2012	$9.84810	$11.03584	1,145
2013	$11.03584	$14.85937	780
2014	$14.85937	$16.92994	212
2015	$16.92994	$16.54356	192
2016	$16.54356	$17.93738	0
2017	$17.93738	$21.79249	0
2018	$21.79249	$20.01488	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.42596	$12.04358	1,688
2010	$12.04358	$14.09927	0
2011	$14.09927	$12.92297	0
2012	$12.92297	$14.34734	0
2013	$14.34734	$19.63796	0
2014	$19.63796	$20.79816	0
2015	$20.79816	$21.33076	0
2016	$21.33076	$21.30744	0
2017	$21.30744	$26.50432	0
2018	$26.50432	$24.94019	0
Invesco V.I. American Value Fund - Series II
2009	$11.73292	$15.98635	3,884
2010	$15.98635	$19.12448	3,046
2011	$19.12448	$18.88035	2,962
2012	$18.88035	$21.64129	2,873
2013	$21.64129	$28.37925	2,612
2014	$28.37925	$30.41970	2,297
2015	$30.41970	$26.99623	1,991
2016	$26.99623	$30.45630	1,804
2017	$30.45630	$32.71131	1,808
2018	$32.71131	$27.90598	1,807
Invesco V.I. Comstock Fund - Series II
2009	$9.97096	$12.53587	15,823
2010	$12.53587	$14.20058	12,763
2011	$14.20058	$13.61125	11,357
2012	$13.61125	$15.84809	10,202
2013	$15.84809	$21.04930	9,705
2014	$21.04930	$22.48494	9,048
2015	$22.48494	$20.65117	7,673
2016	$20.65117	$23.65570	7,212
2017	$23.65570	$27.23578	6,948
2018	$27.23578	$23.36806	6,687
Invesco V.I. Core Equity Fund - Series II
2009	$7.74195	$9.70126	0
2010	$9.70126	$10.37715	0
2011	$10.37715	$10.13088	0
2012	$10.13088	$11.26894	0
2013	$11.26894	$14.22614	0
2014	$14.22614	$15.02173	0
2015	$15.02173	$13.82487	0
2016	$13.82487	$14.89303	0
2017	$14.89303	$16.46169	0
2018	$16.46169	$14.56822	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.15184	$11.10541	1,128
2010	$11.10541	$11.98292	1,124
2011	$11.98292	$11.72539	1,120
2012	$11.72539	$13.58854	1,116
2013	$13.58854	$17.39803	1,113
2014	$17.39803	$19.16978	1,110
2015	$19.16978	$19.11000	0
2016	$19.11000	$21.43194	0
2017	$21.43194	$22.73861	0
2018	$22.73861	$20.52334	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.20488	$13.43786	7,568
2010	$13.43786	$14.74015	7,380
2011	$14.74015	$14.24511	7,209
2012	$14.24511	$15.67443	7,044
2013	$15.67443	$19.16617	6,906
2014	$19.16617	$20.41082	6,786
2015	$20.41082	$19.46756	6,669
2016	$19.46756	$21.88977	6,547
2017	$21.88977	$23.74585	6,474
2018	$23.74585	$20.98737	6,390
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.69901	0
2012	$11.69901	$12.99011	0
2013	$12.99011	$15.54890	0
2014	$15.54890	$15.29760	0
2015	$15.29760	$14.73085	0
2016	$14.73085	$15.36194	0
2017	$15.36194	$18.44251	0
2018	$18.44251	$15.24954	0
Invesco V.I. Growth and Income Fund - Series II
2009	$11.21996	$13.63396	3,612
2010	$13.63396	$14.97672	1,983
2011	$14.97672	$14.33266	1,783
2012	$14.33266	$16.04578	1,094
2013	$16.04578	$21.01573	961
2014	$21.01573	$22.62700	922
2015	$22.62700	$21.42008	908
2016	$21.42008	$25.04880	862
2017	$25.04880	$27.97166	224
2018	$27.97166	$23.66406	225
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$17.99945	0
2014	$17.99945	$17.90269	0
2015	$17.90269	$16.93771	0
2016	$16.93771	$18.38078	0
2017	$18.38078	$19.10053	0
2018	$19.10053	$18.02747	0
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$7.90545	1,103
2012	$7.90545	$8.92057	1,029
2013	$8.92057	$10.36903	993
2014	$10.36903	$10.16142	263
2015	$10.16142	$9.68875	262
2016	$9.68875	$9.42071	0
2017	$9.42071	$11.32163	0
2018	$11.32163	$9.39923	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.18100	$11.67283	0
2010	$11.67283	$13.00376	0
2011	$13.00376	$11.90434	0
2012	$11.90434	$12.89262	0
2013	$12.89262	$16.21640	0
2014	$16.21640	$16.53948	0
2015	$16.53948	$15.50056	0
2016	$15.50056	$17.17527	0
2017	$17.17527	$19.28306	0
2018	$19.28306	$16.68959	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.64022	$14.75978	80
2010	$14.75978	$18.39311	80
2011	$18.39311	$16.32361	79
2012	$16.32361	$17.83980	0
2013	$17.83980	$23.86073	0
2014	$23.86073	$25.15893	0
2015	$25.15893	$24.88970	0
2016	$24.88970	$24.51038	0
2017	$24.51038	$29.31582	0
2018	$29.31582	$27.01629	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.47598	$11.69599	4,091
2010	$11.69599	$13.12205	2,419
2011	$13.12205	$13.04547	2,271
2012	$13.04547	$14.75390	2,143
2013	$14.75390	$19.00416	1,648
2014	$19.00416	$21.01751	1,024
2015	$21.01751	$20.73810	392
2016	$20.73810	$22.57981	136
2017	$22.57981	$26.75497	117
2018	$26.75497	$24.86746	107
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.44008	$10.76215	1,771
2010	$10.76215	$11.26917	245
2011	$11.26917	$10.65946	16
2012	$10.65946	$12.27872	15
2013	$12.27872	$16.02219	0
2014	$16.02219	$16.68906	0
2015	$16.68906	$14.59904	0
2016	$14.59904	$16.85666	0
2017	$16.85666	$19.35050	0
2018	$19.35050	$15.27970	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.53232	$15.96554	0
2010	$15.96554	$17.15478	0
2011	$17.15478	$17.95356	0
2012	$17.95356	$20.71967	0
2013	$20.71967	$18.51017	0
2014	$18.51017	$18.64713	0
2015	$18.64713	$18.04277	0
2016	$18.04277	$19.53601	0
2017	$19.53601	$20.96398	0
2018	$20.96398	$19.07945	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.29859	$30.47903	122
2010	$30.47903	$35.49693	107
2011	$35.49693	$28.41765	123
2012	$28.41765	$33.34240	109
2013	$33.34240	$32.28582	112
2014	$32.28582	$30.17102	115
2015	$30.17102	$26.37698	119
2016	$26.37698	$27.53751	112
2017	$27.53751	$36.42143	86
2018	$36.42143	$29.41341	91
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.12207	$16.64620	1,339
2010	$16.64620	$18.58794	659
2011	$18.58794	$19.84735	658
2012	$19.84735	$22.46114	0
2013	$22.46114	$26.31579	0
2014	$26.31579	$26.92799	0
2015	$26.92799	$28.00041	0
2016	$28.00041	$28.90282	0
2017	$28.90282	$35.59087	0
2018	$35.59087	$34.22978	0
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$28.20896	0
2015	$28.20896	$23.78410	0
2016	$23.78410	$26.77414	0
2017	$26.77414	$29.50697	0
2018	$29.50697	$26.61042	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$15.97613	527
2014	$15.97613	$15.95446	527
2015	$15.95446	$14.60094	0
2016	$14.60094	$15.08204	0
2017	$15.08204	$17.12672	0
2018	$17.12672	$15.65355	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.32007	$13.45314	0
2010	$13.45314	$16.15061	0
2011	$16.15061	$15.33293	0
2012	$15.33293	$17.12135	0
2013	$17.12135	$24.76403	0
2014	$24.76403	$25.72283	0
2015	$25.72283	$28.19948	0
2016	$28.19948	$27.08099	0
2017	$27.08099	$37.87461	0
2018	$37.87461	$39.78816	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$11.90220	$18.33874	4,150
2010	$18.33874	$23.75022	2,008
2011	$23.75022	$21.58619	2,002
2012	$21.58619	$22.92803	1,992
2013	$22.92803	$30.86396	1,951
2014	$30.86396	$30.77515	1,822
2015	$30.77515	$28.32691	1,819
2016	$28.32691	$25.28388	1,760
2017	$25.28388	$34.31561	1,554
2018	$34.31561	$37.13426	1,554
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$12.82254	$16.13149	2,210
2010	$16.13149	$20.45855	2,078
2011	$20.45855	$21.16611	1,889
2012	$21.16611	$23.96002	1,834
2013	$23.96002	$23.87024	1,806
2014	$23.87024	$30.24923	2,525
2015	$30.24923	$30.18640	2,416
2016	$30.18640	$31.49283	2,322
2017	$31.49283	$31.72359	1,623
2018	$31.72359	$28.58446	1,597
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.11624	$12.11321	7,907
2010	$12.11321	$12.92885	6,591
2011	$12.92885	$13.25594	4,716
2012	$13.25594	$14.77230	4,474
2013	$14.77230	$14.58097	3,230
2014	$14.58097	$15.33249	1,960
2015	$15.33249	$14.67814	1,754
2016	$14.67814	$15.33307	1,094
2017	$15.33307	$15.98445	587
2018	$15.98445	$14.97559	534
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$8.99977	$15.05509	360
2010	$15.05509	$18.78391	293
2011	$18.78391	$17.11102	20
2012	$17.11102	$18.77857	20
2013	$18.77857	$27.64801	0
2014	$27.64801	$28.54379	0
2015	$28.54379	$30.27735	0
2016	$30.27735	$28.56536	0
2017	$28.56536	$41.68058	0
2018	$41.68058	$46.11128	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.27231	$8.69703	1,081
2010	$8.69703	$10.58028	925
2011	$10.58028	$9.57811	795
2012	$9.57811	$9.85798	680
2013	$9.85798	$8.23160	558
2014	$8.23160	$6.55874	464
2015	$6.55874	$4.77355	368
2016	$4.77355	$5.36919	269
2017	$5.36919	$5.36528	182
2018	$5.36528	$4.50696	99

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.23079	$11.79074	1,103
2010	$11.79074	$12.93591	1,001
2011	$12.93591	$13.45398	877
2012	$13.45398	$15.51046	773
2013	$15.51046	$14.11676	766
2014	$14.11676	$14.01599	710
2015	$14.01599	$13.40188	638
2016	$13.40188	$14.85445	538
2017	$14.85445	$15.96611	475
2018	$15.96611	$14.87776	404
PIMCO Real Return Portfolio - Advisor Shares
2009	$9.93199	$11.50173	489
2010	$11.50173	$12.16287	426
2011	$12.16287	$13.28674	369
2012	$13.28674	$14.13296	314
2013	$14.13296	$12.54944	265
2014	$12.54944	$12.65440	2,067
2015	$12.65440	$12.04267	1,872
2016	$12.04267	$12.39196	1,692
2017	$12.39196	$12.56544	87
2018	$12.56544	$12.01888	47
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.20318	$12.50026	3,261
2010	$12.50026	$13.21961	1,590
2011	$13.21961	$13.39806	1,483
2012	$13.39806	$14.36249	1,506
2013	$14.36249	$13.77278	1,786
2014	$13.77278	$14.04786	127
2015	$14.04786	$13.80214	124
2016	$13.80214	$13.86243	0
2017	$13.86243	$14.22753	0
2018	$14.22753	$13.84194	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.88477	2,473
2010	$7.88477	$8.69332	1,263
2011	$8.69332	$8.67555	1,157
2012	$8.67555	$10.13354	1,037
2013	$10.13354	$13.13811	655
2014	$13.13811	$14.49214	218
2015	$14.49214	$13.75749	196
2016	$13.75749	$15.30872	0
2017	$15.30872	$17.80506	0
2018	$17.80506	$15.95272	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.65006	$9.40967	0
2010	$9.40967	$10.21049	0
2011	$10.21049	$10.27443	0
2012	$10.27443	$11.32010	0
2013	$11.32010	$13.08913	0
2014	$13.08913	$14.18402	0
2015	$14.18402	$13.73056	0
2016	$13.73056	$14.52135	0
2017	$14.52135	$16.36497	0
2018	$16.36497	$15.51920	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04874	0
2017	$10.04874	$12.88106	0
2018	$12.88106	$12.91173	0
Putnam VT International Equity Fund - Class IB
2009	$11.48319	$14.01274	1,461
2010	$14.01274	$15.09570	1,338
2011	$15.09570	$12.27757	1,309
2012	$12.27757	$14.65485	1,146
2013	$14.65485	$18.37654	964
2014	$18.37654	$16.77293	913
2015	$16.77293	$16.44535	803
2016	$16.44535	$15.70750	741
2017	$15.70750	$19.46982	604
2018	$19.46982	$15.41877	564
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.72802	$11.17972	0
2010	$11.17972	$12.46988	0
2011	$12.46988	$12.21503	0
2012	$12.21503	$13.97189	0
2013	$13.97189	$18.48507	0
2014	$18.48507	$20.61689	0
2015	$20.61689	$19.74646	0
2016	$19.74646	$21.66513	0
2017	$21.66513	$26.06461	0
2018	$26.06461	$23.57113	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70)
Mortality & Expense = 1.95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.29828	$10.95089	1,154
2010	$10.95089	$12.08832	1,140
2011	$12.08832	$12.54830	601
2012	$12.54830	$14.39666	576
2013	$14.39666	$18.96241	498
2014	$18.96241	$20.28061	367
2015	$20.28061	$20.12977	355
2016	$20.12977	$21.88110	344
2017	$21.88110	$25.39879	320
2018	$25.39879	$23.40209	329
AB VPS Growth Portfolio - Class B
2009	$9.09299	$11.82320	2,057
2010	$11.82320	$13.28230	1,987
2011	$13.28230	$13.12457	1,159
2012	$13.12457	$14.58709	1,137
2013	$14.58709	$19.08948	1,117
2014	$19.08948	$21.10277	441
2015	$21.10277	$22.47246	427
2016	$22.47246	$22.18026	412
2017	$22.18026	$29.12159	399
2018	$29.12159	$29.57225	387
AB VPS International Value Portfolio - Class B
2009	$7.39022	$9.71686	22,714
2010	$9.71686	$9.91792	21,395
2011	$9.91792	$7.81922	23,725
2012	$7.81922	$8.73761	21,029
2013	$8.73761	$10.49423	16,584
2014	$10.49423	$9.60610	7,733
2015	$9.60610	$9.62625	7,162
2016	$9.62625	$9.34561	6,635
2017	$9.34561	$11.44238	5,924
2018	$11.44238	$8.62436	6,448
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.68203	$11.64887	1,534
2010	$11.64887	$12.52053	830
2011	$12.52053	$11.85212	830
2012	$11.85212	$13.46785	0
2013	$13.46785	$18.05618	0
2014	$18.05618	$20.11532	0
2015	$20.11532	$21.82171	0
2016	$21.82171	$21.85880	0
2017	$21.85880	$28.17052	0
2018	$28.17052	$28.20751	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.51389	$16.07393	11,790
2010	$16.07393	$19.91289	6,446
2011	$19.91289	$17.80725	5,600
2012	$17.80725	$20.64365	4,481
2013	$20.64365	$27.80525	2,278
2014	$27.80525	$29.64445	1,898
2015	$29.64445	$27.35811	1,799
2016	$27.35811	$33.41238	1,698
2017	$33.41238	$36.90430	1,822
2018	$36.90430	$30.58995	1,737
AB VPS Value Portfolio - Class B
2009	$6.85645	$8.12123	4,517
2010	$8.12123	$8.85516	4,415
2011	$8.85516	$8.33875	2,839
2012	$8.33875	$9.42805	2,718
2013	$9.42805	$12.59316	785
2014	$12.59316	$13.65142	781
2015	$13.65142	$12.40138	776
2016	$12.40138	$13.50690	770
2017	$13.50690	$14.97709	765
2018	$14.97709	$12.40681	761
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.31692	$11.02568	24,940
2010	$11.02568	$12.61632	22,731
2011	$12.61632	$12.00310	8,114
2012	$12.00310	$13.64152	8,020
2013	$13.64152	$17.48189	7,207
2014	$17.48189	$19.10163	5,735
2015	$19.10163	$18.77050	5,579
2016	$18.77050	$19.78995	4,689
2017	$19.78995	$23.55066	4,591
2018	$23.55066	$21.51593	4,490
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.50940	$10.33330	4,328
2010	$10.33330	$10.11956	2,948
2011	$10.11956	$9.90457	1,141
2012	$9.90457	$9.69301	1,155
2013	$9.69301	$9.48653	954
2014	$9.48653	$9.28445	924
2015	$9.28445	$9.08667	796
2016	$9.08667	$8.89397	8,517
2017	$8.89397	$8.74182	10,969
2018	$8.74182	$8.67421	14,145
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.59471	$9.44003	14,209
2010	$9.44003	$10.58208	11,612
2011	$10.58208	$10.49683	10,330
2012	$10.49683	$12.14604	6,339
2013	$12.14604	$15.83834	5,136
2014	$15.83834	$17.08463	2,954
2015	$17.08463	$16.29458	2,839
2016	$16.29458	$18.46789	2,128
2017	$18.46789	$21.07794	1,991
2018	$21.07794	$18.73038	1,906

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.33594	$11.70335	3,896
2010	$11.70335	$13.01894	2,339
2011	$13.01894	$13.21445	2,074
2012	$13.21445	$14.73766	1,837
2013	$14.73766	$15.24413	1,728
2014	$15.24413	$15.05281	1,716
2015	$15.05281	$14.16119	1,670
2016	$14.16119	$15.82272	1,368
2017	$15.82272	$16.55695	1,372
2018	$16.55695	$15.61478	1,251
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.85275	$12.10722	3,827
2010	$12.10722	$15.23366	3,045
2011	$15.23366	$13.29024	2,806
2012	$13.29024	$14.89909	2,694
2013	$14.89909	$19.81039	2,623
2014	$19.81039	$20.55574	2,001
2015	$20.55574	$19.78817	1,796
2016	$19.78817	$21.67490	1,620
2017	$21.67490	$25.57092	1,473
2018	$25.57092	$21.32654	1,263
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.10207	$10.54270	3,243
2010	$10.54270	$11.98808	3,360
2011	$11.98808	$11.16851	3,945
2012	$11.16851	$11.94139	4,012
2013	$11.94139	$16.06620	3,281
2014	$16.06620	$16.68230	375
2015	$16.68230	$17.03801	330
2016	$17.03801	$16.19280	203
2017	$16.19280	$20.11842	172
2018	$20.11842	$20.30506	147
FTVIP Franklin Income VIP Fund - Class 2
2009	$9.00509	$11.94932	48,015
2010	$11.94932	$13.17569	33,523
2011	$13.17569	$13.20178	8,796
2012	$13.20178	$14.55315	6,623
2013	$14.55315	$16.22728	5,481
2014	$16.22728	$16.61301	5,357
2015	$16.61301	$15.11056	5,237
2016	$15.11056	$16.86194	3,975
2017	$16.86194	$18.09987	3,897
2018	$18.09987	$16.94993	3,795
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.46333	$12.62689	13,052
2010	$12.62689	$13.83455	12,619
2011	$13.83455	$13.13834	1,441
2012	$13.13834	$14.57393	1,379
2013	$14.57393	$18.20081	1,323
2014	$18.20081	$18.82808	1,261
2015	$18.82808	$17.75255	1,194
2016	$17.75255	$19.48907	179
2017	$19.48907	$20.71478	169
2018	$20.71478	$17.99708	159

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.52250	$10.51262	13,673
2010	$10.51262	$11.43950	12,339
2011	$11.43950	$11.07850	4,957
2012	$11.07850	$12.38506	4,602
2013	$12.38506	$15.54546	3,243
2014	$15.54546	$16.29626	2,328
2015	$16.29626	$15.16019	2,313
2016	$15.16019	$17.21916	2,150
2017	$17.21916	$18.25991	2,154
2018	$18.25991	$16.24874	2,104
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.69341	$12.99986	20,603
2010	$12.99986	$13.79139	14,198
2011	$13.79139	$12.06132	14,763
2012	$12.06132	$13.95461	12,199
2013	$13.95461	$16.79304	7,233
2014	$16.79304	$14.60417	6,194
2015	$14.60417	$13.36361	5,921
2016	$13.36361	$14.01680	5,460
2017	$14.01680	$16.00894	4,811
2018	$16.00894	$13.24683	4,286
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$8.00714	$9.27117	7,063
2010	$9.27117	$10.08882	5,911
2011	$10.08882	$9.17708	2,598
2012	$9.17708	$10.69810	2,098
2013	$10.69810	$13.94840	1,256
2014	$13.94840	$15.41571	1,125
2015	$15.41571	$14.42009	1,112
2016	$14.42009	$15.74681	978
2017	$15.74681	$16.93095	969
2018	$16.93095	$15.16735	911
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.01599	$10.44508	11,540
2010	$10.44508	$12.77738	10,029
2011	$12.77738	$11.70716	3,245
2012	$11.70716	$13.57172	3,078
2013	$13.57172	$17.65017	1,434
2014	$17.65017	$19.61643	1,382
2015	$19.61643	$17.42226	1,327
2016	$17.42226	$19.35753	643
2017	$19.35753	$21.04323	626
2018	$21.04323	$18.43871	610
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.36250	$8.72845	12,796
2010	$8.72845	$9.63878	10,709
2011	$9.63878	$9.81456	9,355
2012	$9.81456	$10.99262	8,387
2013	$10.99262	$14.79363	5,813
2014	$14.79363	$16.84642	2,971
2015	$16.84642	$16.45355	2,717
2016	$16.45355	$17.83068	2,272
2017	$17.83068	$21.65199	2,013
2018	$21.65199	$19.87578	1,740

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.40449	$12.00263	10,714
2010	$12.00263	$14.04416	10,645
2011	$14.04416	$12.86590	10,567
2012	$12.86590	$14.27666	15,920
2013	$14.27666	$19.53125	14,450
2014	$19.53125	$20.67458	13,502
2015	$20.67458	$21.19318	13,157
2016	$21.19318	$21.15921	12,269
2017	$21.15921	$26.30671	12,026
2018	$26.30671	$24.74175	11,505
Invesco V.I. American Value Fund - Series II
2009	$11.69901	$15.93200	18,565
2010	$15.93200	$19.04974	10,898
2011	$19.04974	$18.79696	9,264
2012	$18.79696	$21.53467	7,676
2013	$21.53467	$28.22503	6,371
2014	$28.22503	$30.23892	4,594
2015	$30.23892	$26.82208	4,700
2016	$26.82208	$30.24442	4,116
2017	$30.24442	$32.46743	4,110
2018	$32.46743	$27.68394	4,113
Invesco V.I. Comstock Fund - Series II
2009	$9.94213	$12.49323	42,936
2010	$12.49323	$14.14507	41,012
2011	$14.14507	$13.55113	33,713
2012	$13.55113	$15.77002	31,772
2013	$15.77002	$20.93492	17,602
2014	$20.93492	$22.35132	11,920
2015	$22.35132	$20.51795	11,142
2016	$20.51795	$23.49114	9,454
2017	$23.49114	$27.03272	8,286
2018	$27.03272	$23.18212	6,720
Invesco V.I. Core Equity Fund - Series II
2009	$7.73136	$9.68304	4,356
2010	$9.68304	$10.35238	0
2011	$10.35238	$10.10155	0
2012	$10.10155	$11.23055	0
2013	$11.23055	$14.17045	0
2014	$14.17045	$14.95528	0
2015	$14.95528	$13.75667	0
2016	$13.75667	$14.81201	0
2017	$14.81201	$16.36392	0
2018	$16.36392	$14.47437	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.12538	$11.06765	3,840
2010	$11.06765	$11.93607	2,449
2011	$11.93607	$11.67360	2,432
2012	$11.67360	$13.52159	2,415
2013	$13.52159	$17.30347	1,756
2014	$17.30347	$19.05585	1,134
2015	$19.05585	$18.98673	1,126
2016	$18.98673	$21.28285	1,119
2017	$21.28285	$22.56909	1,112
2018	$22.56909	$20.36004	1,105

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.17247	$13.39215	11,064
2010	$13.39215	$14.68251	11,088
2011	$14.68251	$14.18218	12,513
2012	$14.18218	$15.59719	12,525
2013	$15.59719	$19.06199	2,703
2014	$19.06199	$20.28951	2,669
2015	$20.28951	$19.34196	2,607
2016	$19.34196	$21.73748	2,284
2017	$21.73748	$23.56880	2,306
2018	$23.56880	$20.82036	2,329
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.64734	1,229
2012	$11.64734	$12.92612	1,225
2013	$12.92612	$15.46441	1,222
2014	$15.46441	$15.20669	658
2015	$15.20669	$14.63583	658
2016	$14.63583	$15.25507	658
2017	$15.25507	$18.30500	658
2018	$18.30500	$15.12819	658
Invesco V.I. Growth and Income Fund - Series II
2009	$11.18753	$13.58761	13,217
2010	$13.58761	$14.91818	12,237
2011	$14.91818	$14.26936	7,886
2012	$14.26936	$15.96674	7,603
2013	$15.96674	$20.90151	5,576
2014	$20.90151	$22.49255	4,059
2015	$22.49255	$21.28192	3,689
2016	$21.28192	$24.87456	3,129
2017	$24.87456	$27.76313	2,775
2018	$27.76313	$23.47578	1,906
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$17.90167	1,425
2014	$17.90167	$17.79634	1,453
2015	$17.79634	$16.82849	1,442
2016	$16.82849	$18.25296	1,441
2017	$18.25296	$18.95817	1,489
2018	$18.95817	$17.88408	1,461
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$7.88255	7,280
2012	$7.88255	$8.89017	7,013
2013	$8.89017	$10.32842	6,582
2014	$10.32842	$10.11645	621
2015	$10.11645	$9.64094	583
2016	$9.64094	$9.36945	351
2017	$9.36945	$11.25438	308
2018	$11.25438	$9.33867	319

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.15911	$11.63904	2,038
2010	$11.63904	$12.95949	1,480
2011	$12.95949	$11.85777	1,221
2012	$11.85777	$12.83561	1,214
2013	$12.83561	$16.13645	1,209
2014	$16.13645	$16.44954	639
2015	$16.44954	$15.40840	567
2016	$15.40840	$17.06444	48
2017	$17.06444	$19.14902	49
2018	$19.14902	$16.56519	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.61234	$14.70958	1,651
2010	$14.70958	$18.32120	1,394
2011	$18.32120	$16.25148	1,281
2012	$16.25148	$17.75187	1,204
2013	$17.75187	$23.73100	1,142
2014	$23.73100	$25.00937	1,029
2015	$25.00937	$24.72909	829
2016	$24.72909	$24.33981	595
2017	$24.33981	$29.09719	441
2018	$29.09719	$26.80126	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.44859	$11.65623	14,902
2010	$11.65623	$13.07078	12,451
2011	$13.07078	$12.98789	11,718
2012	$12.98789	$14.68127	16,895
2013	$14.68127	$18.90095	7,444
2014	$18.90095	$20.89268	2,333
2015	$20.89268	$20.60439	2,171
2016	$20.60439	$22.42282	1,764
2017	$22.42282	$26.55559	1,588
2018	$26.55559	$24.66968	1,426
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.41856	$10.72556	6,938
2010	$10.72556	$11.22513	3,029
2011	$11.22513	$10.61238	2,496
2012	$10.61238	$12.21824	2,462
2013	$12.21824	$15.93512	2,372
2014	$15.93512	$16.58990	1,114
2015	$16.58990	$14.50488	1,156
2016	$14.50488	$16.73940	1,114
2017	$16.73940	$19.20625	1,088
2018	$19.20625	$15.15814	1,173
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.49608	$15.91124	860
2010	$15.91124	$17.08772	857
2011	$17.08772	$17.87428	853
2012	$17.87428	$20.61761	850
2013	$20.61761	$18.40958	29
2014	$18.40958	$18.53632	29
2015	$18.53632	$17.92639	29
2016	$17.92639	$19.40012	29
2017	$19.40012	$20.80771	29
2018	$20.80771	$18.92766	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.24571	$30.37543	3,544
2010	$30.37543	$35.35823	2,260
2011	$35.35823	$28.29217	1,732
2012	$28.29217	$33.17817	2,722
2013	$33.17817	$32.11038	713
2014	$32.11038	$29.99173	712
2015	$29.99173	$26.20683	719
2016	$26.20683	$27.34594	712
2017	$27.34594	$36.14992	703
2018	$36.14992	$29.17939	713
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.08414	$16.58961	15,011
2010	$16.58961	$18.51530	13,083
2011	$18.51530	$19.75970	8,590
2012	$19.75970	$22.35050	7,686
2013	$22.35050	$26.17281	2,912
2014	$26.17281	$26.76800	2,233
2015	$26.76800	$27.81984	2,172
2016	$27.81984	$28.70181	1,748
2017	$28.70181	$35.32558	1,746
2018	$35.32558	$33.95748	1,745
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$28.04131	39
2015	$28.04131	$23.63067	39
2016	$23.63067	$26.58787	39
2017	$26.58787	$29.28698	39
2018	$29.28698	$26.39869	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$15.88928	119
2014	$15.88928	$15.85961	0
2015	$15.85961	$14.50672	0
2016	$14.50672	$14.97708	0
2017	$14.97708	$16.99898	0
2018	$16.99898	$15.52895	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.29602	$13.40740	657
2010	$13.40740	$16.08750	652
2011	$16.08750	$15.26521	2,416
2012	$15.26521	$17.03701	644
2013	$17.03701	$24.62948	0
2014	$24.62948	$25.56999	0
2015	$25.56999	$28.01761	0
2016	$28.01761	$26.89262	0
2017	$26.89262	$37.59229	0
2018	$37.59229	$39.47164	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$11.86778	$18.27638	5,710
2010	$18.27638	$23.65740	2,678
2011	$23.65740	$21.49087	3,472
2012	$21.49087	$22.81509	2,881
2013	$22.81509	$30.69625	2,549
2014	$30.69625	$30.59226	1,368
2015	$30.59226	$28.14418	1,357
2016	$28.14418	$25.10797	1,353
2017	$25.10797	$34.05975	1,284
2018	$34.05975	$36.83876	1,184
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$12.78545	$16.07662	4,168
2010	$16.07662	$20.37855	3,383
2011	$20.37855	$21.07260	1,751
2012	$21.07260	$23.84195	1,731
2013	$23.84195	$23.74047	1,163
2014	$23.74047	$30.06943	1,013
2015	$30.06943	$29.99166	997
2016	$29.99166	$31.27373	992
2017	$31.27373	$31.48706	1,018
2018	$31.48706	$28.35701	978
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.08701	$12.07204	37,915
2010	$12.07204	$12.87834	31,616
2011	$12.87834	$13.19741	21,817
2012	$13.19741	$14.69955	19,322
2013	$14.69955	$14.50175	17,556
2014	$14.50175	$15.24140	15,153
2015	$15.24140	$14.58349	14,779
2016	$14.58349	$15.22642	13,476
2017	$15.22642	$15.86530	13,843
2018	$15.86530	$14.85647	12,952
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$8.97374	$15.00388	2,969
2010	$15.00388	$18.71047	1,318
2011	$18.71047	$17.03544	712
2012	$17.03544	$18.68605	708
2013	$18.68605	$27.49775	530
2014	$27.49775	$28.37416	527
2015	$28.37416	$30.08203	476
2016	$30.08203	$28.36663	531
2017	$28.36663	$41.36982	393
2018	$41.36982	$45.74436	337
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.26372	$8.68068	355
2010	$8.68068	$10.55500	352
2011	$10.55500	$9.55036	232
2012	$9.55036	$9.82439	230
2013	$9.82439	$8.19936	229
2014	$8.19936	$6.52971	228
2015	$6.52971	$4.75000	227
2016	$4.75000	$5.33997	225
2017	$5.33997	$5.33339	224
2018	$5.33339	$4.47791	223

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.21817	$11.76861	146
2010	$11.76861	$12.90504	145
2011	$12.90504	$13.41504	145
2012	$13.41504	$15.45767	144
2013	$15.45767	$14.06153	144
2014	$14.06153	$13.95402	143
2015	$13.95402	$13.33581	142
2016	$13.33581	$14.77369	141
2017	$14.77369	$15.87133	140
2018	$15.87133	$14.78196	140
PIMCO Real Return Portfolio - Advisor Shares
2009	$9.91843	$11.48015	3,862
2010	$11.48015	$12.13385	3,777
2011	$12.13385	$13.24828	2,834
2012	$13.24828	$14.08483	3,721
2013	$14.08483	$12.50031	2,105
2014	$12.50031	$12.59841	2,004
2015	$12.59841	$11.98327	1,885
2016	$11.98327	$12.32455	1,773
2017	$12.32455	$12.49080	3,853
2018	$12.49080	$11.94145	3,427
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.18787	$12.47681	11,679
2010	$12.47681	$13.18807	8,430
2011	$13.18807	$13.35928	5,303
2012	$13.35928	$14.31359	5,505
2013	$14.31359	$13.71887	6,808
2014	$13.71887	$13.98573	3,793
2015	$13.98573	$13.73409	3,577
2016	$13.73409	$13.78706	2,749
2017	$13.78706	$14.14306	2,772
2018	$14.14306	$13.75281	2,592
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.86594	9,285
2010	$7.86594	$8.66814	8,102
2011	$8.66814	$8.64602	7,267
2012	$8.64602	$10.09388	6,188
2013	$10.09388	$13.07998	5,498
2014	$13.07998	$14.42065	3,185
2015	$14.42065	$13.68262	3,069
2016	$13.68262	$15.21766	2,327
2017	$15.21766	$17.69024	2,125
2018	$17.69024	$15.84184	2,004
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.62794	$9.37768	3,723
2010	$9.37768	$10.17058	3,492
2011	$10.17058	$10.22907	0
2012	$10.22907	$11.26436	0
2013	$11.26436	$13.01803	0
2014	$13.01803	$14.09975	0
2015	$14.09975	$13.64203	0
2016	$13.64203	$14.42037	0
2017	$14.42037	$16.24301	0
2018	$16.24301	$15.39576	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04815	0
2017	$10.04815	$12.87384	0
2018	$12.87384	$12.89797	0
Putnam VT International Equity Fund - Class IB
2009	$11.45000	$13.96510	2,095
2010	$13.96510	$15.03672	1,991
2011	$15.03672	$12.22334	119
2012	$12.22334	$14.58266	118
2013	$14.58266	$18.27668	118
2014	$18.27668	$16.67324	117
2015	$16.67324	$16.33927	116
2016	$16.33927	$15.59823	116
2017	$15.59823	$19.32466	115
2018	$19.32466	$15.29608	115
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.70277	$11.14168	0
2010	$11.14168	$12.42111	0
2011	$12.42111	$12.16105	0
2012	$12.16105	$13.90303	0
2013	$13.90303	$18.38458	0
2014	$18.38458	$20.49434	0
2015	$20.49434	$19.61907	0
2016	$19.61907	$21.51439	0
2017	$21.51439	$25.87026	0
2018	$25.87026	$23.38354	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.27138	$10.91362	169,365
2010	$10.91362	$12.04103	150,816
2011	$12.04103	$12.49285	125,694
2012	$12.49285	$14.32571	110,487
2013	$14.32571	$18.85932	91,335
2014	$18.85932	$20.16005	73,885
2015	$20.16005	$19.99988	60,386
2016	$19.99988	$21.72883	50,957
2017	$21.72883	$25.20936	40,702
2018	$25.20936	$23.21582	30,831
AB VPS Growth Portfolio - Class B
2009	$9.06668	$11.78296	62,198
2010	$11.78296	$13.23034	57,546
2011	$13.23034	$13.06655	47,309
2012	$13.06655	$14.51518	40,633
2013	$14.51518	$18.98567	27,896
2014	$18.98567	$20.97730	22,151
2015	$20.97730	$22.32745	16,684
2016	$22.32745	$22.02589	13,934
2017	$22.02589	$28.90437	11,559
2018	$28.90437	$29.33684	9,473
AB VPS International Value Portfolio - Class B
2009	$7.37635	$9.69366	102,356
2010	$9.69366	$9.88920	85,660
2011	$9.88920	$7.79261	84,699
2012	$7.79261	$8.70342	73,409
2013	$8.70342	$10.44783	58,861
2014	$10.44783	$9.55874	46,804
2015	$9.55874	$9.57389	39,287
2016	$9.57389	$9.29004	39,037
2017	$9.29004	$11.36865	34,636
2018	$11.36865	$8.56444	35,637
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.65693	$11.60926	32,457
2010	$11.60926	$12.47158	28,850
2011	$12.47158	$11.79976	26,336
2012	$11.79976	$13.40148	24,201
2013	$13.40148	$17.95803	21,865
2014	$17.95803	$19.99575	19,895
2015	$19.99575	$21.68091	16,182
2016	$21.68091	$21.70671	15,489
2017	$21.70671	$27.96045	12,926
2018	$27.96045	$27.98302	10,269

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.48059	$16.01925	101,466
2010	$16.01925	$19.83502	82,113
2011	$19.83502	$17.72856	69,161
2012	$17.72856	$20.54190	59,964
2013	$20.54190	$27.65408	48,003
2014	$27.65408	$29.46821	37,428
2015	$29.46821	$27.18157	31,342
2016	$27.18157	$33.17986	27,673
2017	$33.17986	$36.62904	26,241
2018	$36.62904	$30.34643	20,543
AB VPS Value Portfolio - Class B
2009	$6.84358	$8.10184	29,353
2010	$8.10184	$8.82952	26,939
2011	$8.82952	$8.31036	8,403
2012	$8.31036	$9.39112	6,140
2013	$9.39112	$12.53744	5,071
2014	$12.53744	$13.58407	4,562
2015	$13.58407	$12.33389	4,152
2016	$12.33389	$13.42656	4,021
2017	$13.42656	$14.88051	3,672
2018	$14.88051	$12.32058	3,455
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.30132	$10.99937	140,575
2010	$10.99937	$12.57979	130,424
2011	$12.57979	$11.96226	95,465
2012	$11.96226	$13.58813	95,279
2013	$13.58813	$17.40459	71,801
2014	$17.40459	$19.00747	70,514
2015	$19.00747	$18.66842	56,642
2016	$18.66842	$19.67229	46,473
2017	$19.67229	$23.39887	43,320
2018	$23.39887	$21.36644	35,361
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.49503	$10.31390	61,696
2010	$10.31390	$10.09539	54,685
2011	$10.09539	$9.87589	58,475
2012	$9.87589	$9.66000	54,364
2013	$9.66000	$9.44939	27,749
2014	$9.44939	$9.24337	23,281
2015	$9.24337	$9.04185	26,075
2016	$9.04185	$8.84559	160,498
2017	$8.84559	$8.68989	205,999
2018	$8.68989	$8.61833	266,650
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.58046	$9.41749	34,028
2010	$9.41749	$10.55144	36,213
2011	$10.55144	$10.46109	30,648
2012	$10.46109	$12.09849	31,315
2013	$12.09849	$15.76828	32,113
2014	$15.76828	$17.00037	23,801
2015	$17.00037	$16.20592	18,368
2016	$16.20592	$18.35805	17,704
2017	$18.35805	$20.94203	16,271
2018	$20.94203	$18.60020	9,167

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.32030	$11.67541	25,485
2010	$11.67541	$12.98123	23,344
2011	$12.98123	$13.16948	17,981
2012	$13.16948	$14.67999	11,658
2013	$14.67999	$15.17671	11,149
2014	$15.17671	$14.97858	9,320
2015	$14.97858	$14.08415	8,722
2016	$14.08415	$15.72863	8,366
2017	$15.72863	$16.45021	7,992
2018	$16.45021	$15.50628	7,676
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.83614	$12.07833	34,095
2010	$12.07833	$15.18955	30,708
2011	$15.18955	$13.24500	23,772
2012	$13.24500	$14.84077	18,490
2013	$14.84077	$19.72277	16,304
2014	$19.72277	$20.45438	16,481
2015	$20.45438	$19.68054	15,742
2016	$19.68054	$21.54604	13,419
2017	$21.54604	$25.40612	12,280
2018	$25.40612	$21.17838	12,252
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.08686	$10.51753	17,686
2010	$10.51753	$11.95336	15,958
2011	$11.95336	$11.13047	16,145
2012	$11.13047	$11.89461	19,056
2013	$11.89461	$15.99508	15,516
2014	$15.99508	$16.59997	12,710
2015	$16.59997	$16.94526	9,876
2016	$16.94526	$16.09644	7,874
2017	$16.09644	$19.98863	7,559
2018	$19.98863	$20.16387	3,010
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.98362	$11.91475	124,837
2010	$11.91475	$13.13088	109,967
2011	$13.13088	$13.15017	97,622
2012	$13.15017	$14.48884	90,271
2013	$14.48884	$16.14732	72,204
2014	$16.14732	$16.52271	55,942
2015	$16.52271	$15.02075	42,715
2016	$15.02075	$16.75318	41,557
2017	$16.75318	$17.97408	40,062
2018	$17.97408	$16.82363	34,002
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.44369	$12.59676	26,403
2010	$12.59676	$13.79449	26,484
2011	$13.79449	$13.09362	24,539
2012	$13.09362	$14.51689	17,616
2013	$14.51689	$18.12032	18,255
2014	$18.12032	$18.73523	15,230
2015	$18.73523	$17.65597	9,288
2016	$17.65597	$19.37317	8,236
2017	$19.37317	$20.58123	7,567
2018	$20.58123	$17.87202	6,332

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.50219	$10.48220	94,109
2010	$10.48220	$11.40058	89,044
2011	$11.40058	$11.03519	69,702
2012	$11.03519	$12.33033	56,783
2013	$12.33033	$15.46886	40,978
2014	$15.46886	$16.20767	33,702
2015	$16.20767	$15.07007	26,959
2016	$15.07007	$17.10809	25,279
2017	$17.10809	$18.13301	22,855
2018	$18.13301	$16.12765	15,605
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.67029	$12.96223	86,751
2010	$12.96223	$13.74443	82,261
2011	$13.74443	$12.01412	67,375
2012	$12.01412	$13.89290	54,017
2013	$13.89290	$16.71025	50,469
2014	$16.71025	$14.52474	38,882
2015	$14.52474	$13.28412	30,156
2016	$13.28412	$13.92635	26,564
2017	$13.92635	$15.89763	22,495
2018	$15.89763	$13.14807	21,822
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$7.99212	$9.24905	25,690
2010	$9.24905	$10.05961	19,407
2011	$10.05961	$9.14584	20,461
2012	$9.14584	$10.65622	15,733
2013	$10.65622	$13.88671	18,290
2014	$13.88671	$15.33970	14,117
2015	$15.33970	$14.34165	10,769
2016	$14.34165	$15.65319	7,295
2017	$15.65319	$16.82184	6,472
2018	$16.82184	$15.06200	5,795
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$8.00095	$10.42016	27,185
2010	$10.42016	$12.74040	23,558
2011	$12.74040	$11.66731	19,988
2012	$11.66731	$13.51860	18,564
2013	$13.51860	$17.57211	16,148
2014	$17.57211	$19.51970	9,210
2015	$19.51970	$17.32748	7,746
2016	$17.32748	$19.24242	5,075
2017	$19.24242	$20.90758	5,057
2018	$20.90758	$18.31058	4,914
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.34868	$8.70762	34,505
2010	$8.70762	$9.61086	30,050
2011	$9.61086	$9.78115	25,644
2012	$9.78115	$10.94959	21,077
2013	$10.94959	$14.72820	15,775
2014	$14.72820	$16.76333	9,675
2015	$16.76333	$16.36404	8,892
2016	$16.36404	$17.72466	8,463
2017	$17.72466	$21.51243	6,647
2018	$21.51243	$19.73768	5,650

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.38305	$11.96177	79,520
2010	$11.96177	$13.98922	62,793
2011	$13.98922	$12.80903	47,622
2012	$12.80903	$14.20628	43,659
2013	$14.20628	$19.42505	37,957
2014	$19.42505	$20.55166	30,460
2015	$20.55166	$21.05641	20,450
2016	$21.05641	$21.01197	15,896
2017	$21.01197	$26.11054	13,980
2018	$26.11054	$24.54482	10,943
Invesco V.I. American Value Fund - Series II
2009	$11.66517	$15.87779	171,970
2010	$15.87779	$18.97524	143,579
2011	$18.97524	$18.71390	124,469
2012	$18.71390	$21.42853	105,265
2013	$21.42853	$28.07158	83,055
2014	$28.07158	$30.05916	63,153
2015	$30.05916	$26.64900	53,643
2016	$26.64900	$30.03394	50,738
2017	$30.03394	$32.22526	41,212
2018	$32.22526	$27.46354	36,081
Invesco V.I. Comstock Fund - Series II
2009	$9.91337	$12.45075	532,205
2010	$12.45075	$14.08978	461,065
2011	$14.08978	$13.49127	380,276
2012	$13.49127	$15.69232	321,060
2013	$15.69232	$20.82114	257,976
2014	$20.82114	$22.21850	212,685
2015	$22.21850	$20.38560	181,465
2016	$20.38560	$23.32771	164,632
2017	$23.32771	$26.83116	149,326
2018	$26.83116	$22.99762	98,787
Invesco V.I. Core Equity Fund - Series II
2009	$7.72079	$9.66486	18,698
2010	$9.66486	$10.32767	17,552
2011	$10.32767	$10.07229	13,349
2012	$10.07229	$11.19229	12,280
2013	$11.19229	$14.11495	10,902
2014	$14.11495	$14.88910	10,334
2015	$14.88910	$13.68880	8,710
2016	$13.68880	$14.73143	7,916
2017	$14.73143	$16.26670	6,634
2018	$16.26670	$14.38111	6,393
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.09899	$11.02999	187,716
2010	$11.02999	$11.88940	170,640
2011	$11.88940	$11.62202	145,389
2012	$11.62202	$13.45496	132,529
2013	$13.45496	$17.20943	115,495
2014	$17.20943	$18.94261	95,373
2015	$18.94261	$18.86424	79,760
2016	$18.86424	$21.13480	75,441
2017	$21.13480	$22.40081	67,011
2018	$22.40081	$20.19801	61,247

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.14016	$13.34662	127,716
2010	$13.34662	$14.62512	114,346
2011	$14.62512	$14.11955	119,101
2012	$14.11955	$15.52038	101,411
2013	$15.52038	$18.95843	87,952
2014	$18.95843	$20.16898	78,268
2015	$20.16898	$19.21723	74,834
2016	$19.21723	$21.58631	71,804
2017	$21.58631	$23.39313	68,155
2018	$23.39313	$20.65473	34,641
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.59585	35,488
2012	$11.59585	$12.86239	30,806
2013	$12.86239	$15.38032	28,063
2014	$15.38032	$15.11628	22,511
2015	$15.11628	$14.54137	18,735
2016	$14.54137	$15.14889	17,390
2017	$15.14889	$18.16846	15,153
2018	$18.16846	$15.00776	14,420
Invesco V.I. Growth and Income Fund - Series II
2009	$11.15516	$13.54138	270,755
2010	$13.54138	$14.85983	244,942
2011	$14.85983	$14.20631	198,974
2012	$14.20631	$15.88804	175,076
2013	$15.88804	$20.78788	147,253
2014	$20.78788	$22.35883	121,644
2015	$22.35883	$21.14459	108,326
2016	$21.14459	$24.70145	102,506
2017	$24.70145	$27.55606	96,771
2018	$27.55606	$23.28890	50,777
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$17.80433	42,714
2014	$17.80433	$17.69054	41,254
2015	$17.69054	$16.71990	28,636
2016	$16.71990	$18.12594	23,483
2017	$18.12594	$18.81677	21,519
2018	$18.81677	$17.74171	17,809
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$7.85971	17,690
2012	$7.85971	$8.85989	14,238
2013	$8.85989	$10.28798	11,885
2014	$10.28798	$10.07168	11,158
2015	$10.07168	$9.59336	10,516
2016	$9.59336	$9.31847	10,711
2017	$9.31847	$11.18750	10,765
2018	$11.18750	$9.27849	11,143

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.13730	$11.60539	17,271
2010	$11.60539	$12.91544	17,035
2011	$12.91544	$11.81143	16,517
2012	$11.81143	$12.77891	15,769
2013	$12.77891	$16.05697	4,648
2014	$16.05697	$16.36015	4,427
2015	$16.36015	$15.31684	2,659
2016	$15.31684	$16.95441	2,595
2017	$16.95441	$19.01597	2,459
2018	$19.01597	$16.44179	1,629
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.58453	$14.65954	27,036
2010	$14.65954	$18.24956	23,467
2011	$18.24956	$16.17968	24,045
2012	$16.17968	$17.66440	21,108
2013	$17.66440	$23.60201	15,298
2014	$23.60201	$24.86072	11,665
2015	$24.86072	$24.56956	9,800
2016	$24.56956	$24.17047	13,003
2017	$24.17047	$28.88022	12,049
2018	$28.88022	$26.58797	11,520
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.42125	$11.61658	383,005
2010	$11.61658	$13.01967	336,174
2011	$13.01967	$12.93050	304,464
2012	$12.93050	$14.60890	255,809
2013	$14.60890	$18.79819	196,834
2014	$18.79819	$20.76849	164,246
2015	$20.76849	$20.47145	129,850
2016	$20.47145	$22.26680	126,444
2017	$22.26680	$26.35756	109,599
2018	$26.35756	$24.47333	67,320
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.39709	$10.68905	67,911
2010	$10.68905	$11.18119	60,305
2011	$11.18119	$10.56546	54,114
2012	$10.56546	$12.15799	43,890
2013	$12.15799	$15.84846	37,884
2014	$15.84846	$16.49124	29,884
2015	$16.49124	$14.41125	27,055
2016	$14.41125	$16.62288	23,656
2017	$16.62288	$19.06296	22,361
2018	$19.06296	$15.03744	17,660
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.45997	$15.85717	32,153
2010	$15.85717	$17.02095	26,798
2011	$17.02095	$17.79537	18,813
2012	$17.79537	$20.51609	16,523
2013	$20.51609	$18.30956	14,470
2014	$18.30956	$18.42619	12,754
2015	$18.42619	$17.81078	10,175
2016	$17.81078	$19.26519	8,270
2017	$19.26519	$20.65260	8,227
2018	$20.65260	$18.77707	7,709

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.19295	$30.27213	25,846
2010	$30.27213	$35.22001	24,049
2011	$35.22001	$28.16719	18,434
2012	$28.16719	$33.01470	14,454
2013	$33.01470	$31.93584	12,020
2014	$31.93584	$29.81346	11,934
2015	$29.81346	$26.03774	9,005
2016	$26.03774	$27.15566	7,692
2017	$27.15566	$35.88033	7,286
2018	$35.88033	$28.94714	6,823
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.04630	$16.53319	183,166
2010	$16.53319	$18.44291	152,270
2011	$18.44291	$19.67242	116,845
2012	$19.67242	$22.24040	97,506
2013	$22.24040	$26.03059	76,625
2014	$26.03059	$26.60894	57,745
2015	$26.60894	$27.64041	45,760
2016	$27.64041	$28.50216	41,542
2017	$28.50216	$35.06222	38,930
2018	$35.06222	$33.68728	34,553
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$27.87467	8,519
2015	$27.87467	$23.47823	7,700
2016	$23.47823	$26.40291	6,409
2017	$26.40291	$29.06861	5,504
2018	$29.06861	$26.18861	4,897
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$15.80293	150,973
2014	$15.80293	$15.76537	139,235
2015	$15.76537	$14.41315	118,273
2016	$14.41315	$14.87290	106,768
2017	$14.87290	$16.87225	90,085
2018	$16.87225	$15.40540	79,922
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.27202	$13.36179	27,584
2010	$13.36179	$16.02460	25,332
2011	$16.02460	$15.19777	18,783
2012	$15.19777	$16.95305	15,869
2013	$16.95305	$24.49559	11,003
2014	$24.49559	$25.41801	10,834
2015	$25.41801	$27.83687	8,764
2016	$27.83687	$26.70553	8,682
2017	$26.70553	$37.31201	8,700
2018	$37.31201	$39.15754	2,586

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$11.83346	$18.21421	65,144
2010	$18.21421	$23.56492	59,564
2011	$23.56492	$21.39592	49,693
2012	$21.39592	$22.70266	43,932
2013	$22.70266	$30.52939	38,197
2014	$30.52939	$30.41043	33,536
2015	$30.41043	$27.96260	28,647
2016	$27.96260	$24.93327	26,433
2017	$24.93327	$33.80577	21,784
2018	$33.80577	$36.54558	16,348
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$12.74845	$16.02189	88,942
2010	$16.02189	$20.29884	77,263
2011	$20.29884	$20.97947	54,871
2012	$20.97947	$23.72443	45,438
2013	$23.72443	$23.61138	39,194
2014	$23.61138	$29.89067	31,700
2015	$29.89067	$29.79812	22,817
2016	$29.79812	$31.05611	19,215
2017	$31.05611	$31.25223	17,984
2018	$31.25223	$28.13129	16,183
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.05782	$12.03096	341,686
2010	$12.03096	$12.82796	305,259
2011	$12.82796	$13.13909	254,012
2012	$13.13909	$14.62710	202,819
2013	$14.62710	$14.42290	187,358
2014	$14.42290	$15.15079	149,728
2015	$15.15079	$14.48937	123,524
2016	$14.48937	$15.12046	120,856
2017	$15.12046	$15.74697	113,488
2018	$15.74697	$14.73820	102,795
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$8.94777	$14.95284	143,445
2010	$14.95284	$18.63731	121,747
2011	$18.63731	$16.96017	103,575
2012	$16.96017	$18.59396	95,231
2013	$18.59396	$27.34828	99,247
2014	$27.34828	$28.20551	85,606
2015	$28.20551	$29.88795	69,286
2016	$29.88795	$28.16926	58,360
2017	$28.16926	$41.06136	52,224
2018	$41.06136	$45.38034	46,122
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.25515	$8.66439	15,674
2010	$8.66439	$10.52982	15,488
2011	$10.52982	$9.52272	18,575
2012	$9.52272	$9.79094	17,229
2013	$9.79094	$8.16726	16,587
2014	$8.16726	$6.50083	13,459
2015	$6.50083	$4.72655	5,155
2016	$4.72655	$5.31091	3,295
2017	$5.31091	$5.30171	2,704
2018	$5.30171	$4.44907	2,628

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.20556	$11.74652	6,709
2010	$11.74652	$12.87423	8,503
2011	$12.87423	$13.37620	8,532
2012	$13.37620	$15.40502	3,778
2013	$15.40502	$14.00647	4,302
2014	$14.00647	$13.89228	3,300
2015	$13.89228	$13.27001	3,312
2016	$13.27001	$14.69332	2,135
2017	$14.69332	$15.77705	1,915
2018	$15.77705	$14.68674	1,852
PIMCO Real Return Portfolio - Advisor Shares
2009	$9.90487	$11.45860	32,937
2010	$11.45860	$12.10489	54,777
2011	$12.10489	$13.20993	54,787
2012	$13.20993	$14.03687	39,502
2013	$14.03687	$12.45138	30,234
2014	$12.45138	$12.54269	6,416
2015	$12.54269	$11.92416	6,102
2016	$11.92416	$12.25751	5,465
2017	$12.25751	$12.41661	20,761
2018	$12.41661	$11.86453	17,860
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.17258	$12.45339	108,203
2010	$12.45339	$13.15661	116,974
2011	$13.15661	$13.32062	108,790
2012	$13.32062	$14.26484	80,018
2013	$14.26484	$13.66517	68,836
2014	$13.66517	$13.92387	39,107
2015	$13.92387	$13.66635	34,626
2016	$13.66635	$13.71208	27,302
2017	$13.71208	$14.05907	28,593
2018	$14.05907	$13.66425	24,564
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.84715	35,687
2010	$7.84715	$8.64302	29,714
2011	$8.64302	$8.61657	34,408
2012	$8.61657	$10.05435	28,423
2013	$10.05435	$13.02211	23,217
2014	$13.02211	$14.34951	14,357
2015	$14.34951	$13.60817	13,688
2016	$13.60817	$15.12714	10,326
2017	$15.12714	$17.57618	14,380
2018	$17.57618	$15.73175	13,069
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.60586	$9.34576	7,592
2010	$9.34576	$10.13081	5,567
2011	$10.13081	$10.18386	4,512
2012	$10.18386	$11.20883	4,480
2013	$11.20883	$12.94724	3,637
2014	$12.94724	$14.01593	4,324
2015	$14.01593	$13.55400	4,260
2016	$13.55400	$14.32003	3,990
2017	$14.32003	$16.12186	3,461
2018	$16.12186	$15.27322	3,322

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04756	58,598
2017	$10.04756	$12.86661	50,645
2018	$12.86661	$12.88421	36,888
Putnam VT International Equity Fund - Class IB
2009	$11.41687	$13.91757	108,889
2010	$13.91757	$14.97789	100,114
2011	$14.97789	$12.16931	93,347
2012	$12.16931	$14.51075	79,992
2013	$14.51075	$18.17729	58,179
2014	$18.17729	$16.57410	48,584
2015	$16.57410	$16.23381	41,067
2016	$16.23381	$15.48965	34,303
2017	$15.48965	$19.18048	26,383
2018	$19.18048	$15.17428	23,916
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.67759	$11.10376	2,294
2010	$11.10376	$12.37252	1,935
2011	$12.37252	$12.10730	1,913
2012	$12.10730	$13.83449	664
2013	$13.83449	$18.28461	653
2014	$18.28461	$20.37247	151
2015	$20.37247	$19.49244	143
2016	$19.49244	$21.36466	136
2017	$21.36466	$25.67729	129
2018	$25.67729	$23.19740	123
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option
(age 0-70)
Mortality & Expense = 2.05

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.24454	$10.87647	2,274
2010	$10.87647	$11.99392	2,003
2011	$11.99392	$12.43762	1,781
2012	$12.43762	$14.25506	673
2013	$14.25506	$18.75675	636
2014	$18.75675	$20.04016	479
2015	$20.04016	$19.87078	473
2016	$19.87078	$21.57756	466
2017	$21.57756	$25.02128	460
2018	$25.02128	$23.03096	454
AB VPS Growth Portfolio - Class B
2009	$9.04044	$11.74285	2,048
2010	$11.74285	$13.17857	1,949
2011	$13.17857	$13.00877	8,128
2012	$13.00877	$14.44359	7,884
2013	$14.44359	$18.88239	6,840
2014	$18.88239	$20.85252	6,257
2015	$20.85252	$22.18329	705
2016	$22.18329	$21.87252	0
2017	$21.87252	$28.68869	0
2018	$28.68869	$29.10321	0
AB VPS International Value Portfolio - Class B
2009	$7.36251	$9.67053	25,423
2010	$9.67053	$9.86057	27,239
2011	$9.86057	$7.76607	6,128
2012	$7.76607	$8.66933	6,049
2013	$8.66933	$10.40159	5,731
2014	$10.40159	$9.51157	9,353
2015	$9.51157	$9.52178	8,858
2016	$9.52178	$9.23477	9,726
2017	$9.23477	$11.29531	1,699
2018	$11.29531	$8.50489	2,056
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.63184	$11.56971	0
2010	$11.56971	$12.42275	0
2011	$12.42275	$11.74756	0
2012	$11.74756	$13.33537	0
2013	$13.33537	$17.86031	0
2014	$17.86031	$19.87678	0
2015	$19.87678	$21.54089	0
2016	$21.54089	$21.55553	0
2017	$21.55553	$27.75175	0
2018	$27.75175	$27.76012	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.44735	$15.96470	4,732
2010	$15.96470	$19.75738	4,337
2011	$19.75738	$17.65015	3,312
2012	$17.65015	$20.44057	2,982
2013	$20.44057	$27.50361	2,170
2014	$27.50361	$29.29290	3,371
2015	$29.29290	$27.00604	3,360
2016	$27.00604	$32.94880	2,949
2017	$32.94880	$36.35566	1,816
2018	$36.35566	$30.10469	100
AB VPS Value Portfolio - Class B
2009	$6.83073	$8.08251	2,634
2010	$8.08251	$8.80394	2,603
2011	$8.80394	$8.28206	2,661
2012	$8.28206	$9.35435	2,602
2013	$9.35435	$12.48195	2,337
2014	$12.48195	$13.51704	2,074
2015	$13.51704	$12.26676	1,290
2016	$12.26676	$13.34666	894
2017	$13.34666	$14.78453	840
2018	$14.78453	$12.23492	932
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.28573	$10.97311	14,417
2010	$10.97311	$12.54335	11,825
2011	$12.54335	$11.92152	8,909
2012	$11.92152	$13.53492	8,585
2013	$13.53492	$17.32758	8,096
2014	$17.32758	$18.91368	5,710
2015	$18.91368	$18.56680	5,100
2016	$18.56680	$19.55525	4,827
2017	$19.55525	$23.24795	4,593
2018	$23.24795	$21.21791	3,433
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.48068	$10.29453	4,106
2010	$10.29453	$10.07128	3,436
2011	$10.07128	$9.84728	15,321
2012	$9.84728	$9.62707	13,943
2013	$9.62707	$9.41237	14,417
2014	$9.41237	$9.20244	13,065
2015	$9.20244	$8.99721	6,948
2016	$8.99721	$8.79743	11,290
2017	$8.79743	$8.63823	11,390
2018	$8.63823	$8.56277	10,621
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.56625	$9.39504	8,624
2010	$9.39504	$10.52090	8,096
2011	$10.52090	$10.42549	1,413
2012	$10.42549	$12.05115	1,039
2013	$12.05115	$15.69855	1,006
2014	$15.69855	$16.91653	999
2015	$16.91653	$16.11776	995
2016	$16.11776	$18.24888	988
2017	$18.24888	$20.80704	984
2018	$20.80704	$18.47096	981

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.30468	$11.64754	6,803
2010	$11.64754	$12.94363	6,527
2011	$12.94363	$13.12464	6,031
2012	$13.12464	$14.62251	5,932
2013	$14.62251	$15.10956	6,248
2014	$15.10956	$14.90468	4,418
2015	$14.90468	$14.00750	1,811
2016	$14.00750	$15.63507	1,562
2017	$15.63507	$16.34414	1,557
2018	$16.34414	$15.39850	1,517
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.81955	$12.04951	4,647
2010	$12.04951	$15.14559	4,136
2011	$15.14559	$13.19991	11,827
2012	$13.19991	$14.78267	11,629
2013	$14.78267	$19.63552	7,514
2014	$19.63552	$20.35348	9,937
2015	$20.35348	$19.57344	4,909
2016	$19.57344	$21.41786	4,791
2017	$21.41786	$25.24228	1,362
2018	$25.24228	$21.03116	1,436
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.07168	$10.49243	6,593
2010	$10.49243	$11.91876	6,418
2011	$11.91876	$11.09260	30
2012	$11.09260	$11.84806	26
2013	$11.84806	$15.92435	0
2014	$15.92435	$16.51812	0
2015	$16.51812	$16.85310	0
2016	$16.85310	$16.00073	0
2017	$16.00073	$19.85980	0
2018	$19.85980	$20.02378	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.96219	$11.88026	29,821
2010	$11.88026	$13.08618	26,877
2011	$13.08618	$13.09873	21,132
2012	$13.09873	$14.42477	16,003
2013	$14.42477	$16.06770	11,683
2014	$16.06770	$16.43283	9,903
2015	$16.43283	$14.93139	8,594
2016	$14.93139	$16.64504	7,612
2017	$16.64504	$17.84906	7,083
2018	$17.84906	$16.69816	4,999
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.42409	$12.56669	0
2010	$12.56669	$13.75454	0
2011	$13.75454	$13.04903	0
2012	$13.04903	$14.46004	0
2013	$14.46004	$18.04014	0
2014	$18.04014	$18.64279	0
2015	$18.64279	$17.55986	0
2016	$17.55986	$19.25790	0
2017	$19.25790	$20.44847	0
2018	$20.44847	$17.74776	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.48190	$10.45185	6,664
2010	$10.45185	$11.36176	6,534
2011	$11.36176	$10.99200	4,085
2012	$10.99200	$12.27578	3,889
2013	$12.27578	$15.39256	3,383
2014	$15.39256	$16.11949	5,288
2015	$16.11949	$14.98042	5,386
2016	$14.98042	$16.99765	5,991
2017	$16.99765	$18.00688	2,458
2018	$18.00688	$16.00738	2,545
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.64725	$12.92471	18,813
2010	$12.92471	$13.69765	17,907
2011	$13.69765	$11.96711	16,445
2012	$11.96711	$13.83142	13,782
2013	$13.83142	$16.62781	15,092
2014	$16.62781	$14.44568	17,746
2015	$14.44568	$13.20506	11,751
2016	$13.20506	$13.83640	11,262
2017	$13.83640	$15.78702	5,974
2018	$15.78702	$13.04999	1,309
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$7.97712	$9.22697	7,365
2010	$9.22697	$10.03048	7,319
2011	$10.03048	$9.11470	3,892
2012	$9.11470	$10.61450	3,663
2013	$10.61450	$13.82527	3,087
2014	$13.82527	$15.26403	4,241
2015	$15.26403	$14.26361	4,307
2016	$14.26361	$15.56009	4,146
2017	$15.56009	$16.71336	780
2018	$16.71336	$14.95729	800
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$7.98593	$10.39529	5,081
2010	$10.39529	$12.70349	3,416
2011	$12.70349	$11.62758	3,001
2012	$11.62758	$13.46568	2,625
2013	$13.46568	$17.49437	2,600
2014	$17.49437	$19.42342	2,576
2015	$19.42342	$17.23319	2,555
2016	$17.23319	$19.12795	2,546
2017	$19.12795	$20.77273	2,538
2018	$20.77273	$18.18328	0
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.33489	$8.68685	12,873
2010	$8.68685	$9.58304	12,748
2011	$9.58304	$9.74787	2,569
2012	$9.74787	$10.90674	2,519
2013	$10.90674	$14.66307	2,051
2014	$14.66307	$16.68069	3,564
2015	$16.68069	$16.27503	3,451
2016	$16.27503	$17.61927	3,428
2017	$17.61927	$21.37376	49
2018	$21.37376	$19.60054	47

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.36167	$11.92104	6,874
2010	$11.92104	$13.93445	4,648
2011	$13.93445	$12.75237	3,475
2012	$12.75237	$14.13620	2,759
2013	$14.13620	$19.31934	2,045
2014	$19.31934	$20.42937	4,247
2015	$20.42937	$20.92042	3,680
2016	$20.92042	$20.86562	2,936
2017	$20.86562	$25.91564	408
2018	$25.91564	$24.34929	394
Invesco V.I. American Value Fund - Series II
2009	$11.63139	$15.82372	14,213
2010	$15.82372	$18.90096	12,827
2011	$18.90096	$18.63115	2,491
2012	$18.63115	$21.32284	2,407
2013	$21.32284	$27.91886	1,632
2014	$27.91886	$29.88034	62
2015	$29.88034	$26.47693	67
2016	$26.47693	$29.82481	63
2017	$29.82481	$31.98478	65
2018	$31.98478	$27.24482	68
Invesco V.I. Comstock Fund - Series II
2009	$9.88466	$12.40833	46,632
2010	$12.40833	$14.03460	41,038
2011	$14.03460	$13.43159	22,158
2012	$13.43159	$15.61489	18,882
2013	$15.61489	$20.70783	17,298
2014	$20.70783	$22.08627	14,129
2015	$22.08627	$20.25392	12,603
2016	$20.25392	$23.16521	12,581
2017	$23.16521	$26.63086	12,591
2018	$26.63086	$22.81441	4,467
Invesco V.I. Core Equity Fund - Series II
2009	$7.71022	$9.64669	331
2010	$9.64669	$10.30298	329
2011	$10.30298	$10.04309	328
2012	$10.04309	$11.15413	0
2013	$11.15413	$14.05965	0
2014	$14.05965	$14.82318	0
2015	$14.82318	$13.62121	0
2016	$13.62121	$14.65122	0
2017	$14.65122	$16.16999	0
2018	$16.16999	$14.28838	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.07265	$10.99244	541
2010	$10.99244	$11.84286	539
2011	$11.84286	$11.57062	536
2012	$11.57062	$13.38859	75
2013	$13.38859	$17.11578	75
2014	$17.11578	$18.82991	74
2015	$18.82991	$18.74242	73
2016	$18.74242	$20.98761	0
2017	$20.98761	$22.23361	0
2018	$22.23361	$20.03712	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.10791	$13.30118	7,693
2010	$13.30118	$14.56789	6,130
2011	$14.56789	$14.05712	4,214
2012	$14.05712	$15.44382	1,610
2013	$15.44382	$18.85527	1,322
2014	$18.85527	$20.04898	1,093
2015	$20.04898	$19.09312	786
2016	$19.09312	$21.43596	783
2017	$21.43596	$23.21850	780
2018	$23.21850	$20.49019	778
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.54460	391
2012	$11.54460	$12.79899	310
2013	$12.79899	$15.29669	295
2014	$15.29669	$15.02639	282
2015	$15.02639	$14.44752	271
2016	$14.44752	$15.04346	0
2017	$15.04346	$18.03294	0
2018	$18.03294	$14.88828	0
Invesco V.I. Growth and Income Fund - Series II
2009	$11.12288	$13.49528	7,055
2010	$13.49528	$14.80169	6,089
2011	$14.80169	$14.14350	4,888
2012	$14.14350	$15.80970	4,854
2013	$15.80970	$20.67480	3,886
2014	$20.67480	$22.22585	3,141
2015	$22.22585	$21.00808	2,483
2016	$21.00808	$24.52948	2,337
2017	$24.52948	$27.35045	2,508
2018	$27.35045	$23.10345	2,542
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$17.70749	315
2014	$17.70749	$17.58531	0
2015	$17.58531	$16.61194	0
2016	$16.61194	$17.99973	0
2017	$17.99973	$18.67634	0
2018	$18.67634	$17.60042	0
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$7.83694	61
2012	$7.83694	$8.82969	49
2013	$8.82969	$10.24768	0
2014	$10.24768	$10.02711	0
2015	$10.02711	$9.54603	0
2016	$9.54603	$9.26775	0
2017	$9.26775	$11.12102	0
2018	$11.12102	$9.21868	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.11550	$11.57179	1,538
2010	$11.57179	$12.87147	1,037
2011	$12.87147	$11.76521	847
2012	$11.76521	$12.72238	248
2013	$12.72238	$15.97776	246
2014	$15.97776	$16.27112	4,756
2015	$16.27112	$15.22569	4,785
2016	$15.22569	$16.84492	4,654
2017	$16.84492	$18.88365	243
2018	$18.88365	$16.31912	243
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.55679	$14.60966	659
2010	$14.60966	$18.17818	654
2011	$18.17818	$16.10816	649
2012	$16.10816	$17.57731	644
2013	$17.57731	$23.47365	0
2014	$23.47365	$24.71286	0
2015	$24.71286	$24.41093	0
2016	$24.41093	$24.00217	0
2017	$24.00217	$28.66470	0
2018	$28.66470	$26.37621	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.39399	$11.57703	22,812
2010	$11.57703	$12.96871	22,142
2011	$12.96871	$12.87332	3,854
2012	$12.87332	$14.53685	4,311
2013	$14.53685	$18.69591	4,005
2014	$18.69591	$20.64493	820
2015	$20.64493	$20.33926	490
2016	$20.33926	$22.11173	1,066
2017	$22.11173	$26.16085	1,166
2018	$26.16085	$24.27840	1,108
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.37567	$10.65263	5,400
2010	$10.65263	$11.13740	3,151
2011	$11.13740	$10.51871	620
2012	$10.51871	$12.09799	415
2013	$12.09799	$15.76218	365
2014	$15.76218	$16.39307	172
2015	$16.39307	$14.31813	158
2016	$14.31813	$16.50705	143
2017	$16.50705	$18.92061	131
2018	$18.92061	$14.91759	120
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.42390	$15.80318	180
2010	$15.80318	$16.95434	105
2011	$16.95434	$17.71670	78
2012	$17.71670	$20.41493	95
2013	$20.41493	$18.20997	95
2014	$18.20997	$18.31660	94
2015	$18.31660	$17.69580	0
2016	$17.69580	$19.13107	626
2017	$19.13107	$20.49849	612
2018	$20.49849	$18.62754	622

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.14029	$30.16908	1,155
2010	$30.16908	$35.08221	915
2011	$35.08221	$28.04265	780
2012	$28.04265	$32.85189	552
2013	$32.85189	$31.76210	458
2014	$31.76210	$29.63609	4,094
2015	$29.63609	$25.86958	4,436
2016	$25.86958	$26.96654	4,476
2017	$26.96654	$35.61255	327
2018	$35.61255	$28.71657	356
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$13.00854	$16.47693	11,054
2010	$16.47693	$18.37077	8,653
2011	$18.37077	$19.58549	10,951
2012	$19.58549	$22.13077	8,066
2013	$22.13077	$25.88903	8,405
2014	$25.88903	$26.45072	7,676
2015	$26.45072	$27.46200	1,504
2016	$27.46200	$28.30376	1,498
2017	$28.30376	$34.80065	1,506
2018	$34.80065	$33.41906	1,472
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$27.70894	114
2015	$27.70894	$23.32670	114
2016	$23.32670	$26.21913	113
2017	$26.21913	$28.85176	113
2018	$28.85176	$25.98010	113
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$15.71696	3,446
2014	$15.71696	$15.67159	1,767
2015	$15.67159	$14.32008	1,623
2016	$14.32008	$14.76933	1,216
2017	$14.76933	$16.74632	1,085
2018	$16.74632	$15.28269	220
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.24807	$13.31629	0
2010	$13.31629	$15.96187	0
2011	$15.96187	$15.13057	0
2012	$15.13057	$16.86944	0
2013	$16.86944	$24.36234	0
2014	$24.36234	$25.26680	0
2015	$25.26680	$27.65712	0
2016	$27.65712	$26.51956	0
2017	$26.51956	$37.03354	0
2018	$37.03354	$38.84566	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$11.79921	$18.15222	11,177
2010	$18.15222	$23.47271	10,105
2011	$23.47271	$21.30132	2,971
2012	$21.30132	$22.59070	2,692
2013	$22.59070	$30.36332	2,662
2014	$30.36332	$30.22954	2,497
2015	$30.22954	$27.78205	1,916
2016	$27.78205	$24.75964	1,724
2017	$24.75964	$33.55347	1,718
2018	$33.55347	$36.25448	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$12.71153	$15.96732	3,104
2010	$15.96732	$20.21938	2,314
2011	$20.21938	$20.88668	1,923
2012	$20.88668	$23.60741	1,694
2013	$23.60741	$23.48291	1,403
2014	$23.48291	$29.71285	2,147
2015	$29.71285	$29.60571	1,887
2016	$29.60571	$30.83985	2,282
2017	$30.83985	$31.01900	1,105
2018	$31.01900	$27.90723	1,123
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$10.02872	$11.99002	56,573
2010	$11.99002	$12.77777	56,049
2011	$12.77777	$13.08101	40,673
2012	$13.08101	$14.55498	38,684
2013	$14.55498	$14.34445	37,815
2014	$14.34445	$15.06068	16,844
2015	$15.06068	$14.39583	7,263
2016	$14.39583	$15.01519	9,174
2017	$15.01519	$15.62946	9,209
2018	$15.62946	$14.62083	9,060
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$8.92186	$14.90191	3,561
2010	$14.90191	$18.56434	3,236
2011	$18.56434	$16.88515	2,837
2012	$16.88515	$18.50222	2,879
2013	$18.50222	$27.19944	2,585
2014	$27.19944	$28.03766	2,070
2015	$28.03766	$29.69490	1,953
2016	$29.69490	$27.97305	2,033
2017	$27.97305	$40.75485	1,821
2018	$40.75485	$45.01881	1,668
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.24659	$8.64810	0
2010	$8.64810	$10.50467	0
2011	$10.50467	$9.49513	0
2012	$9.49513	$9.75756	0
2013	$9.75756	$8.13526	0
2014	$8.13526	$6.47204	0
2015	$6.47204	$4.70322	0
2016	$4.70322	$5.28199	0
2017	$5.28199	$5.27019	0
2018	$5.27019	$4.42038	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.19296	$11.72446	64
2010	$11.72446	$12.84350	100
2011	$12.84350	$13.33747	2,446
2012	$13.33747	$15.35253	2,334
2013	$15.35253	$13.95161	5,595
2014	$13.95161	$13.83079	5,648
2015	$13.83079	$13.20453	0
2016	$13.20453	$14.61336	0
2017	$14.61336	$15.68330	0
2018	$15.68330	$14.59208	0
PIMCO Real Return Portfolio - Advisor Shares
2009	$9.89132	$11.43708	14,262
2010	$11.43708	$12.07599	9,224
2011	$12.07599	$13.17168	11,906
2012	$13.17168	$13.98904	9,524
2013	$13.98904	$12.40260	11,155
2014	$12.40260	$12.48717	11,142
2015	$12.48717	$11.86531	1,706
2016	$11.86531	$12.19080	1,695
2017	$12.19080	$12.34282	1,685
2018	$12.34282	$11.78806	1,674
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.15731	$12.43002	22,492
2010	$12.43002	$13.12520	16,841
2011	$13.12520	$13.28205	6,414
2012	$13.28205	$14.21626	4,247
2013	$14.21626	$13.61165	0
2014	$13.61165	$13.86225	0
2015	$13.86225	$13.59891	0
2016	$13.59891	$13.63744	0
2017	$13.63744	$13.97551	0
2018	$13.97551	$13.57616	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.82843	17,252
2010	$7.82843	$8.61799	16,063
2011	$8.61799	$8.58723	5,114
2012	$8.58723	$10.01498	3,746
2013	$10.01498	$12.96451	2,885
2014	$12.96451	$14.27874	65
2015	$14.27874	$13.53413	65
2016	$13.53413	$15.03718	63
2017	$15.03718	$17.46287	236
2018	$17.46287	$15.62242	221
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.58384	$9.31395	7,193
2010	$9.31395	$10.09116	6,923
2011	$10.09116	$10.13885	1,202
2012	$10.13885	$11.15357	0
2013	$11.15357	$12.87683	0
2014	$12.87683	$13.93257	0
2015	$13.93257	$13.46650	0
2016	$13.46650	$14.22032	0
2017	$14.22032	$16.00156	0
2018	$16.00156	$15.15159	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04697	0
2017	$10.04697	$12.85940	0
2018	$12.85940	$12.87047	0
Putnam VT International Equity Fund - Class IB
2009	$11.38383	$13.87020	4,649
2010	$13.87020	$14.91929	3,546
2011	$14.91929	$12.11550	15,377
2012	$12.11550	$14.43919	13,585
2013	$14.43919	$18.07841	9,082
2014	$18.07841	$16.47550	9,573
2015	$16.47550	$16.12898	1,611
2016	$16.12898	$15.38178	1,489
2017	$15.38178	$19.03734	1,382
2018	$19.03734	$15.05341	674
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.65250	$11.06600	0
2010	$11.06600	$12.32415	0
2011	$12.32415	$12.05381	0
2012	$12.05381	$13.76633	0
2013	$13.76633	$18.18524	0
2014	$18.18524	$20.25140	0
2015	$20.25140	$19.36668	0
2016	$19.36668	$21.21600	0
2017	$21.21600	$25.48580	0
2018	$25.48580	$23.01276	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.21777	$10.83942	0
2010	$10.83942	$11.94695	0
2011	$11.94695	$12.38259	0
2012	$12.38259	$14.18472	0
2013	$14.18472	$18.65464	0
2014	$18.65464	$19.92087	0
2015	$19.92087	$19.74239	0
2016	$19.74239	$21.42723	0
2017	$21.42723	$24.83445	0
2018	$24.83445	$22.84743	0
AB VPS Growth Portfolio - Class B
2009	$9.01425	$11.70285	3,506
2010	$11.70285	$13.12697	3,505
2011	$13.12697	$12.95125	3,505
2012	$12.95125	$14.37234	3,370
2013	$14.37234	$18.77965	797
2014	$18.77965	$20.72844	0
2015	$20.72844	$22.04002	0
2016	$22.04002	$21.72018	0
2017	$21.72018	$28.47453	0
2018	$28.47453	$28.87134	0
AB VPS International Value Portfolio - Class B
2009	$7.34867	$9.64742	5,778
2010	$9.64742	$9.83197	6,128
2011	$9.83197	$7.73959	5,365
2012	$7.73959	$8.63534	5,074
2013	$8.63534	$10.35552	4,849
2014	$10.35552	$9.46460	5,215
2015	$9.46460	$9.46991	4,949
2016	$9.46991	$9.17977	5,423
2017	$9.17977	$11.22238	4,921
2018	$11.22238	$8.44569	5,740
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.60685	$11.53031	815
2010	$11.53031	$12.37411	815
2011	$12.37411	$11.69559	815
2012	$11.69559	$13.26957	0
2013	$13.26957	$17.76310	0
2014	$17.76310	$19.75849	0
2015	$19.75849	$21.40177	0
2016	$21.40177	$21.40540	0
2017	$21.40540	$27.54460	0
2018	$27.54460	$27.53896	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.41422	$15.91034	4,905
2010	$15.91034	$19.68007	1,568
2011	$19.68007	$17.57210	1,379
2012	$17.57210	$20.33974	399
2013	$20.33974	$27.35396	314
2014	$27.35396	$29.11861	194
2015	$29.11861	$26.83163	153
2016	$26.83163	$32.71933	131
2017	$32.71933	$36.08430	68
2018	$36.08430	$29.86487	68
AB VPS Value Portfolio - Class B
2009	$6.81788	$8.06317	314
2010	$8.06317	$8.77839	311
2011	$8.77839	$8.25381	308
2012	$8.25381	$9.31766	305
2013	$9.31766	$12.42664	197
2014	$12.42664	$13.45025	0
2015	$13.45025	$12.19990	0
2016	$12.19990	$13.26715	0
2017	$13.26715	$14.68905	0
2018	$14.68905	$12.14975	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.27016	$10.94688	5,421
2010	$10.94688	$12.50698	5,330
2011	$12.50698	$11.88088	4,240
2012	$11.88088	$13.48188	1,792
2013	$13.48188	$17.25085	1,719
2014	$17.25085	$18.82032	1,709
2015	$18.82032	$18.46570	1,389
2016	$18.46570	$19.43884	1,380
2017	$19.43884	$23.09794	1,373
2018	$23.09794	$21.07033	1,366
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.46634	$10.27519	1,812
2010	$10.27519	$10.04722	8,763
2011	$10.04722	$9.81874	8,428
2012	$9.81874	$9.59425	7,543
2013	$9.59425	$9.37548	7,360
2014	$9.37548	$9.16169	7,161
2015	$9.16169	$8.95278	7,280
2016	$8.95278	$8.74952	9,360
2017	$8.74952	$8.58687	10,249
2018	$8.58687	$8.50755	4,312
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.55202	$9.37258	2,197
2010	$9.37258	$10.49040	2,154
2011	$10.49040	$10.38995	1,642
2012	$10.38995	$12.00391	1,592
2013	$12.00391	$15.62904	1,422
2014	$15.62904	$16.83302	1,350
2015	$16.83302	$16.03000	1,346
2016	$16.03000	$18.14026	1,273
2017	$18.14026	$20.67276	1,229
2018	$20.67276	$18.34249	1,231

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.28909	$11.61975	1,336
2010	$11.61975	$12.90614	890
2011	$12.90614	$13.07995	849
2012	$13.07995	$14.56525	787
2013	$14.56525	$15.04271	883
2014	$15.04271	$14.83114	928
2015	$14.83114	$13.93125	936
2016	$13.93125	$15.54203	892
2017	$15.54203	$16.23870	939
2018	$16.23870	$15.29144	886
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.80297	$12.02070	1,590
2010	$12.02070	$15.10164	1,582
2011	$15.10164	$13.15489	1,434
2012	$13.15489	$14.72470	1,372
2013	$14.72470	$19.54853	1,244
2014	$19.54853	$20.25295	1,164
2015	$20.25295	$19.46679	830
2016	$19.46679	$21.29031	795
2017	$21.29031	$25.07932	704
2018	$25.07932	$20.88482	700
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.05651	$10.46736	1,031
2010	$10.46736	$11.88420	1,008
2011	$11.88420	$11.05479	382
2012	$11.05479	$11.80162	379
2013	$11.80162	$15.85383	314
2014	$15.85383	$16.43656	312
2015	$16.43656	$16.76132	0
2016	$16.76132	$15.90548	0
2017	$15.90548	$19.73164	0
2018	$19.73164	$19.88451	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.94080	$11.84585	3,569
2010	$11.84585	$13.04160	3,484
2011	$13.04160	$13.04745	2,303
2012	$13.04745	$14.36093	1,065
2013	$14.36093	$15.98841	3,687
2014	$15.98841	$16.34338	3,681
2015	$16.34338	$14.84253	3,675
2016	$14.84253	$16.53754	3,668
2017	$16.53754	$17.72488	3,664
2018	$17.72488	$16.57360	3,659
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.40453	$12.53670	358
2010	$12.53670	$13.71472	355
2011	$13.71472	$13.00461	353
2012	$13.00461	$14.40344	351
2013	$14.40344	$17.96036	349
2014	$17.96036	$18.55085	347
2015	$18.55085	$17.46432	345
2016	$17.46432	$19.14336	343
2017	$19.14336	$20.31663	343
2018	$20.31663	$17.62441	343

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.46166	$10.42158	2,197
2010	$10.42158	$11.32308	2,131
2011	$11.32308	$10.94899	994
2012	$10.94899	$12.22147	938
2013	$12.22147	$15.31663	870
2014	$15.31663	$16.03177	852
2015	$16.03177	$14.89127	871
2016	$14.89127	$16.88787	821
2017	$16.88787	$17.88158	853
2018	$17.88158	$15.88794	853
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.62423	$12.88730	4,653
2010	$12.88730	$13.65103	4,604
2011	$13.65103	$11.92029	4,506
2012	$11.92029	$13.77025	4,000
2013	$13.77025	$16.54581	3,797
2014	$16.54581	$14.36708	3,071
2015	$14.36708	$13.12649	3,043
2016	$13.12649	$13.74707	3,039
2017	$13.74707	$15.67718	2,781
2018	$15.67718	$12.95263	2,976
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$7.96212	$9.20490	1,454
2010	$9.20490	$10.00138	1,463
2011	$10.00138	$9.08361	1,532
2012	$9.08361	$10.57286	1,391
2013	$10.57286	$13.76399	1,168
2014	$13.76399	$15.18860	897
2015	$15.18860	$14.18586	915
2016	$14.18586	$15.46736	896
2017	$15.46736	$16.60539	918
2018	$16.60539	$14.85315	912
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$7.97092	$10.37044	242
2010	$10.37044	$12.66666	240
2011	$12.66666	$11.58795	239
2012	$11.58795	$13.41290	237
2013	$13.41290	$17.41690	236
2014	$17.41690	$19.32751	235
2015	$19.32751	$17.13932	234
2016	$17.13932	$19.01407	232
2017	$19.01407	$20.63868	232
2018	$20.63868	$18.05679	232
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.32112	$8.66609	3,094
2010	$8.66609	$9.55526	3,084
2011	$9.55526	$9.71464	2,239
2012	$9.71464	$10.86400	2,094
2013	$10.86400	$14.59814	1,786
2014	$14.59814	$16.59833	1,552
2015	$16.59833	$16.18638	1,455
2016	$16.18638	$17.51435	1,411
2017	$17.51435	$21.23580	1,197
2018	$21.23580	$19.46418	1,160

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.34035	$11.88045	144
2010	$11.88045	$13.87993	144
2011	$13.87993	$12.69599	144
2012	$12.69599	$14.06648	0
2013	$14.06648	$19.21425	0
2014	$19.21425	$20.30785	0
2015	$20.30785	$20.78534	0
2016	$20.78534	$20.72032	0
2017	$20.72032	$25.72221	0
2018	$25.72221	$24.15533	0
Invesco V.I. American Value Fund - Series II
2009	$11.59771	$15.76985	3,444
2010	$15.76985	$18.82699	3,224
2011	$18.82699	$18.54875	2,842
2012	$18.54875	$21.21765	2,248
2013	$21.21765	$27.76693	1,939
2014	$27.76693	$29.70254	1,672
2015	$29.70254	$26.30591	1,785
2016	$26.30591	$29.61703	1,701
2017	$29.61703	$31.74596	1,742
2018	$31.74596	$27.02770	1,811
Invesco V.I. Comstock Fund - Series II
2009	$9.85605	$12.36610	16,002
2010	$12.36610	$13.97969	10,897
2011	$13.97969	$13.37220	9,951
2012	$13.37220	$15.53789	6,105
2013	$15.53789	$20.59518	3,407
2014	$20.59518	$21.95488	2,995
2015	$21.95488	$20.12311	2,826
2016	$20.12311	$23.00388	2,662
2017	$23.00388	$26.43206	2,381
2018	$26.43206	$22.63264	2,363
Invesco V.I. Core Equity Fund - Series II
2009	$7.69967	$9.62857	0
2010	$9.62857	$10.27837	0
2011	$10.27837	$10.01399	0
2012	$10.01399	$11.11611	0
2013	$11.11611	$14.00457	0
2014	$14.00457	$14.75756	0
2015	$14.75756	$13.55398	0
2016	$13.55398	$14.57147	0
2017	$14.57147	$16.07388	0
2018	$16.07388	$14.19627	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$9.04637	$10.95501	1,360
2010	$10.95501	$11.79650	1,360
2011	$11.79650	$11.51944	1,360
2012	$11.51944	$13.32254	1,360
2013	$13.32254	$17.02264	1,360
2014	$17.02264	$18.71786	1,360
2015	$18.71786	$18.62136	1,360
2016	$18.62136	$20.84142	1,360
2017	$20.84142	$22.06762	1,360
2018	$22.06762	$19.87748	1,360

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.07575	$13.25588	1,023
2010	$13.25588	$14.51086	1,015
2011	$14.51086	$13.99494	1,685
2012	$13.99494	$15.36763	1,678
2013	$15.36763	$18.75265	1,672
2014	$18.75265	$19.92967	1,667
2015	$19.92967	$18.96980	1,660
2016	$18.96980	$21.28665	1,654
2017	$21.28665	$23.04517	1,648
2018	$23.04517	$20.32693	1,642
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.49352	2,543
2012	$11.49352	$12.73583	2,541
2013	$12.73583	$15.21340	141
2014	$15.21340	$14.93694	0
2015	$14.93694	$14.35417	0
2016	$14.35417	$14.93862	0
2017	$14.93862	$17.89826	0
2018	$17.89826	$14.76960	0
Invesco V.I. Growth and Income Fund - Series II
2009	$11.09067	$13.44933	6,560
2010	$13.44933	$14.74376	5,302
2011	$14.74376	$14.08095	5,291
2012	$14.08095	$15.73172	4,335
2013	$15.73172	$20.56232	1,847
2014	$20.56232	$22.09362	844
2015	$22.09362	$20.87242	794
2016	$20.87242	$24.35865	749
2017	$24.35865	$27.14631	708
2018	$27.14631	$22.91940	672
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$17.61116	54
2014	$17.61116	$17.48071	54
2015	$17.48071	$16.50467	53
2016	$16.50467	$17.87437	53
2017	$17.87437	$18.53695	53
2018	$18.53695	$17.46022	53
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$7.81421	0
2012	$7.81421	$8.79957	0
2013	$8.79957	$10.20749	0
2014	$10.20749	$9.98268	0
2015	$9.98268	$9.49887	0
2016	$9.49887	$9.21727	0
2017	$9.21727	$11.05488	0
2018	$11.05488	$9.15921	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.09374	$11.53827	907
2010	$11.53827	$12.82762	902
2011	$12.82762	$11.71915	856
2012	$11.71915	$12.66607	0
2013	$12.66607	$15.89891	0
2014	$15.89891	$16.18254	0
2015	$16.18254	$15.13505	0
2016	$15.13505	$16.73610	0
2017	$16.73610	$18.75222	0
2018	$18.75222	$16.19734	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.52912	$14.55991	0
2010	$14.55991	$18.10702	0
2011	$18.10702	$16.03691	0
2012	$16.03691	$17.49058	0
2013	$17.49058	$23.34589	0
2014	$23.34589	$24.56579	0
2015	$24.56579	$24.25325	0
2016	$24.25325	$23.83497	0
2017	$23.83497	$28.45070	0
2018	$28.45070	$26.16605	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.36677	$11.53759	5,146
2010	$11.53759	$12.91792	5,073
2011	$12.91792	$12.81637	4,302
2012	$12.81637	$14.46512	2,540
2013	$14.46512	$18.59417	2,337
2014	$18.59417	$20.52209	2,190
2015	$20.52209	$20.20790	2,124
2016	$20.20790	$21.95772	2,100
2017	$21.95772	$25.96556	1,981
2018	$25.96556	$24.08497	1,914
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.35431	$10.61635	717
2010	$10.61635	$11.09381	713
2011	$11.09381	$10.47219	677
2012	$10.47219	$12.03831	0
2013	$12.03831	$15.67642	0
2014	$15.67642	$16.29555	0
2015	$16.29555	$14.22567	0
2016	$14.22567	$16.39208	0
2017	$16.39208	$18.77936	0
2018	$18.77936	$14.79874	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.38791	$15.74936	623
2010	$15.74936	$16.88796	532
2011	$16.88796	$17.63832	480
2012	$17.63832	$20.31419	260
2013	$20.31419	$18.11083	259
2014	$18.11083	$18.20755	259
2015	$18.20755	$17.58143	259
2016	$17.58143	$18.99774	259
2017	$18.99774	$20.34539	259
2018	$20.34539	$18.47906	259

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$18.08776	$30.06636	446
2010	$30.06636	$34.94491	446
2011	$34.94491	$27.91864	446
2012	$27.91864	$32.68985	0
2013	$32.68985	$31.58926	0
2014	$31.58926	$29.45975	0
2015	$29.45975	$25.70249	0
2016	$25.70249	$26.77871	0
2017	$26.77871	$35.34671	0
2018	$35.34671	$28.48778	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$12.97089	$16.42082	3,920
2010	$16.42082	$18.29885	2,077
2011	$18.29885	$19.49885	2,067
2012	$19.49885	$22.02158	2,057
2013	$22.02158	$25.74814	1,984
2014	$25.74814	$26.29333	1,976
2015	$26.29333	$27.28463	1,647
2016	$27.28463	$28.10662	1,640
2017	$28.10662	$34.54086	1,633
2018	$34.54086	$33.15280	1,627
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$27.54410	498
2015	$27.54410	$23.17605	497
2016	$23.17605	$26.03652	497
2017	$26.03652	$28.63638	497
2018	$28.63638	$25.77311	497
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$15.63144	329
2014	$15.63144	$15.57834	328
2015	$15.57834	$14.22759	326
2016	$14.22759	$14.66647	324
2017	$14.66647	$16.62132	322
2018	$16.62132	$15.16095	321
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.22419	$13.27095	0
2010	$13.27095	$15.89941	0
2011	$15.89941	$15.06367	0
2012	$15.06367	$16.78624	0
2013	$16.78624	$24.22981	0
2014	$24.22981	$25.11652	0
2015	$25.11652	$27.47857	0
2016	$27.47857	$26.33492	0
2017	$26.33492	$36.75723	0
2018	$36.75723	$38.53631	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$11.76503	$18.09038	3,587
2010	$18.09038	$23.38080	246
2011	$23.38080	$21.20709	0
2012	$21.20709	$22.47923	0
2013	$22.47923	$30.19806	0
2014	$30.19806	$30.04963	0
2015	$30.04963	$27.60258	0
2016	$27.60258	$24.58715	0
2017	$24.58715	$33.30296	0
2018	$33.30296	$35.96560	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$12.67472	$15.91293	804
2010	$15.91293	$20.14021	802
2011	$20.14021	$20.79430	801
2012	$20.79430	$23.49094	302
2013	$23.49094	$23.35510	302
2014	$23.35510	$29.53603	301
2015	$29.53603	$29.41449	301
2016	$29.41449	$30.62505	301
2017	$30.62505	$30.78745	300
2018	$30.78745	$27.68490	300
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$9.99969	$11.94920	12,737
2010	$11.94920	$12.72776	11,705
2011	$12.72776	$13.02317	11,188
2012	$13.02317	$14.48320	10,619
2013	$14.48320	$14.26641	11,962
2014	$14.26641	$14.97108	11,843
2015	$14.97108	$14.30288	11,776
2016	$14.30288	$14.91063	11,921
2017	$14.91063	$15.51281	12,433
2018	$15.51281	$14.50436	11,955
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$8.89602	$14.85116	4,181
2010	$14.85116	$18.49168	4,178
2011	$18.49168	$16.81047	4,175
2012	$16.81047	$18.41095	4,172
2013	$18.41095	$27.05144	2,904
2014	$27.05144	$27.87084	2,902
2015	$27.87084	$29.50312	2,583
2016	$29.50312	$27.77821	2,583
2017	$27.77821	$40.45064	2,583
2018	$40.45064	$44.66018	2,583
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.23802	$8.63184	472
2010	$8.63184	$10.47956	468
2011	$10.47956	$9.46759	465
2012	$9.46759	$9.72428	462
2013	$9.72428	$8.10337	459
2014	$8.10337	$6.44337	457
2015	$6.44337	$4.67998	454
2016	$4.67998	$5.25322	451
2017	$5.25322	$5.23884	448
2018	$5.23884	$4.39186	445

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.18039	$11.70244	0
2010	$11.70244	$12.81282	0
2011	$12.81282	$13.29883	0
2012	$13.29883	$15.30021	0
2013	$15.30021	$13.89695	0
2014	$13.89695	$13.76955	0
2015	$13.76955	$13.13933	0
2016	$13.13933	$14.53379	0
2017	$14.53379	$15.59006	0
2018	$15.59006	$14.49799	0
PIMCO Real Return Portfolio - Advisor Shares
2009	$9.87778	$11.41559	0
2010	$11.41559	$12.04712	0
2011	$12.04712	$13.13350	0
2012	$13.13350	$13.94135	0
2013	$13.94135	$12.35400	0
2014	$12.35400	$12.43187	0
2015	$12.43187	$11.80672	0
2016	$11.80672	$12.12441	0
2017	$12.12441	$12.26942	0
2018	$12.26942	$11.71203	0
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.14205	$12.40667	1,943
2010	$12.40667	$13.09385	1,952
2011	$13.09385	$13.24357	1,436
2012	$13.24357	$14.16781	1,427
2013	$14.16781	$13.55833	1,418
2014	$13.55833	$13.80088	1,565
2015	$13.80088	$13.53179	1,541
2016	$13.53179	$13.56320	1,518
2017	$13.56320	$13.89242	1,498
2018	$13.89242	$13.48863	1,479
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.80972	2,671
2010	$7.80972	$8.59300	2,662
2011	$8.59300	$8.55797	2,120
2012	$8.55797	$9.97574	1,915
2013	$9.97574	$12.90711	1,723
2014	$12.90711	$14.20825	1,597
2015	$14.20825	$13.46043	1,602
2016	$13.46043	$14.94766	1,545
2017	$14.94766	$17.35019	1,465
2018	$17.35019	$15.51377	1,456
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.56190	$9.28225	0
2010	$9.28225	$10.05167	0
2011	$10.05167	$10.09401	0
2012	$10.09401	$11.09856	0
2013	$11.09856	$12.80676	0
2014	$12.80676	$13.84968	0
2015	$13.84968	$13.37953	0
2016	$13.37953	$14.12128	0
2017	$14.12128	$15.88212	0
2018	$15.88212	$15.03088	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04638	0
2017	$10.04638	$12.85218	0
2018	$12.85218	$12.85674	0
Putnam VT International Equity Fund - Class IB
2009	$11.35086	$13.82295	2,320
2010	$13.82295	$14.86087	2,311
2011	$14.86087	$12.06188	2,302
2012	$12.06188	$14.36792	920
2013	$14.36792	$17.97997	879
2014	$17.97997	$16.37742	878
2015	$16.37742	$16.02476	680
2016	$16.02476	$15.27460	680
2017	$15.27460	$18.89517	680
2018	$18.89517	$14.93344	680
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.62740	$11.02826	0
2010	$11.02826	$12.27584	0
2011	$12.27584	$12.00044	0
2012	$12.00044	$13.69835	0
2013	$13.69835	$18.08619	0
2014	$18.08619	$20.13080	0
2015	$20.13080	$19.24150	0
2016	$19.24150	$21.06810	0
2017	$21.06810	$25.29540	0
2018	$25.29540	$22.82929	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option
(age 71-79)
Mortality & Expense = 2.20

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.16442	$10.76566	662
2010	$10.76566	$11.85352	303
2011	$11.85352	$12.27321	0
2012	$12.27321	$14.04501	0
2013	$14.04501	$18.45202	0
2014	$18.45202	$19.68434	0
2015	$19.68434	$19.48801	0
2016	$19.48801	$21.12955	0
2017	$21.12955	$24.46477	0
2018	$24.46477	$22.48455	0
AB VPS Growth Portfolio - Class B
2009	$8.96206	$11.62320	0
2010	$11.62320	$13.02431	0
2011	$13.02431	$12.83684	0
2012	$12.83684	$14.23077	0
2013	$14.23077	$18.57565	0
2014	$18.57565	$20.48231	0
2015	$20.48231	$21.75603	0
2016	$21.75603	$21.41843	0
2017	$21.41843	$28.05069	0
2018	$28.05069	$28.41283	0
AB VPS International Value Portfolio - Class B
2009	$7.32105	$9.60132	1,739
2010	$9.60132	$9.77499	1,916
2011	$9.77499	$7.68686	2,273
2012	$7.68686	$8.56771	2,293
2013	$8.56771	$10.26390	2,317
2014	$10.26390	$9.37126	2,612
2015	$9.37126	$9.36692	2,477
2016	$9.36692	$9.07069	2,082
2017	$9.07069	$11.07787	0
2018	$11.07787	$8.32850	0
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.55703	$11.45186	0
2010	$11.45186	$12.27735	0
2011	$12.27735	$11.59228	0
2012	$11.59228	$13.13886	0
2013	$13.13886	$17.57014	0
2014	$17.57014	$19.52387	0
2015	$19.52387	$21.12599	0
2016	$21.12599	$21.10800	0
2017	$21.10800	$27.13458	0
2018	$27.13458	$27.10158	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.34814	$15.80206	253
2010	$15.80206	$19.52615	228
2011	$19.52615	$17.41686	244
2012	$17.41686	$20.13938	239
2013	$20.13938	$27.05680	219
2014	$27.05680	$28.77281	212
2015	$28.77281	$26.48585	218
2016	$26.48585	$32.26473	195
2017	$32.26473	$35.54711	0
2018	$35.54711	$29.39049	0
AB VPS Value Portfolio - Class B
2009	$6.79228	$8.02468	0
2010	$8.02468	$8.72756	0
2011	$8.72756	$8.19762	0
2012	$8.19762	$9.24475	0
2013	$9.24475	$12.31679	0
2014	$12.31679	$13.31773	0
2015	$13.31773	$12.06732	0
2016	$12.06732	$13.10959	0
2017	$13.10959	$14.49998	0
2018	$14.49998	$11.98122	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.23910	$10.89462	3,150
2010	$10.89462	$12.43455	3,004
2011	$12.43455	$11.80000	2,880
2012	$11.80000	$13.37636	2,760
2013	$13.37636	$17.09833	2,649
2014	$17.09833	$18.63483	2,640
2015	$18.63483	$18.26500	2,549
2016	$18.26500	$19.20794	1,586
2017	$19.20794	$22.80060	1,582
2018	$22.80060	$20.77803	1,577
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.43769	$10.23658	267
2010	$10.23658	$9.99923	295
2011	$9.99923	$9.76187	292
2012	$9.76187	$9.52889	328
2013	$9.52889	$9.30208	384
2014	$9.30208	$9.08067	406
2015	$9.08067	$8.86453	400
2016	$8.86453	$8.65443	267
2017	$8.65443	$8.48498	149
2018	$8.48498	$8.39809	0
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.52365	$9.32781	2,249
2010	$9.32781	$10.42961	2,138
2011	$10.42961	$10.31920	2,012
2012	$10.31920	$11.90994	1,903
2013	$11.90994	$15.49083	1,754
2014	$15.49083	$16.66709	1,704
2015	$16.66709	$15.85574	1,643
2016	$15.85574	$17.92475	702
2017	$17.92475	$20.40661	0
2018	$20.40661	$18.08800	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.25797	$11.56429	664
2010	$11.56429	$12.83141	643
2011	$12.83141	$12.99094	572
2012	$12.99094	$14.45129	557
2013	$14.45129	$14.90973	529
2014	$14.90973	$14.68500	499
2015	$14.68500	$13.77986	463
2016	$13.77986	$15.35745	269
2017	$15.35745	$16.02968	238
2018	$16.02968	$15.07934	213
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.76991	$11.96331	2,957
2010	$11.96331	$15.01419	2,457
2011	$15.01419	$13.06534	2,272
2012	$13.06534	$14.60946	2,024
2013	$14.60946	$19.37571	1,758
2014	$19.37571	$20.05335	1,615
2015	$20.05335	$19.25520	1,425
2016	$19.25520	$21.03740	697
2017	$21.03740	$24.75646	585
2018	$24.75646	$20.59508	531
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.02624	$10.41736	260
2010	$10.41736	$11.81534	249
2011	$11.81534	$10.97952	259
2012	$10.97952	$11.70924	267
2013	$11.70924	$15.71364	229
2014	$15.71364	$16.27455	225
2015	$16.27455	$16.57911	212
2016	$16.57911	$15.71652	0
2017	$15.71652	$19.47760	0
2018	$19.47760	$19.60864	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.89817	$11.77732	17,257
2010	$11.77732	$12.95290	16,893
2011	$12.95290	$12.94548	16,580
2012	$12.94548	$14.23409	16,279
2013	$14.23409	$15.83099	3,828
2014	$15.83099	$16.16590	2,748
2015	$16.16590	$14.66631	2,040
2016	$14.66631	$16.32454	0
2017	$16.32454	$17.47895	0
2018	$17.47895	$16.32712	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.36545	$12.47685	2,853
2010	$12.47685	$13.63527	2,675
2011	$13.63527	$12.91606	2,434
2012	$12.91606	$14.29069	2,081
2013	$14.29069	$17.80154	1,645
2014	$17.80154	$18.36799	1,056
2015	$18.36799	$17.27448	537
2016	$17.27448	$18.91593	121
2017	$18.91593	$20.05503	43
2018	$20.05503	$17.37986	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.42130	$10.36126	2,426
2010	$10.36126	$11.24601	2,147
2011	$11.24601	$10.86336	1,871
2012	$10.86336	$12.11345	1,669
2013	$12.11345	$15.16573	1,464
2014	$15.16573	$15.85758	815
2015	$15.85758	$14.71440	666
2016	$14.71440	$16.67026	489
2017	$16.67026	$17.63338	74
2018	$17.63338	$15.65156	0
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.57831	$12.81268	1,857
2010	$12.81268	$13.55812	1,761
2011	$13.55812	$11.82705	1,758
2012	$11.82705	$13.64853	1,594
2013	$13.64853	$16.38278	1,522
2014	$16.38278	$14.21097	1,692
2015	$14.21097	$12.97057	1,619
2016	$12.97057	$13.56990	1,560
2017	$13.56990	$15.45957	56
2018	$15.45957	$12.75992	0
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$7.93222	$9.16097	845
2010	$9.16097	$9.94346	855
2011	$9.94346	$9.02179	869
2012	$9.02179	$10.49014	861
2013	$10.49014	$13.64235	843
2014	$13.64235	$15.03897	304
2015	$15.03897	$14.03173	310
2016	$14.03173	$15.28371	309
2017	$15.28371	$16.39172	0
2018	$16.39172	$14.64718	0
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$7.94098	$10.32093	2,265
2010	$10.32093	$12.59331	2,251
2011	$12.59331	$11.50907	2,141
2012	$11.50907	$13.30794	1,891
2013	$13.30794	$17.26292	1,556
2014	$17.26292	$19.13704	943
2015	$19.13704	$16.95305	334
2016	$16.95305	$18.78823	0
2017	$18.78823	$20.37300	0
2018	$20.37300	$17.80631	0
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.29360	$8.62470	1,697
2010	$8.62470	$9.49990	1,702
2011	$9.49990	$9.64850	1,631
2012	$9.64850	$10.77897	1,635
2013	$10.77897	$14.46908	1,528
2014	$14.46908	$16.43477	1,430
2015	$16.43477	$16.01048	1,408
2016	$16.01048	$17.30635	1,193
2017	$17.30635	$20.96248	555
2018	$20.96248	$19.19421	553

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.29785	$11.79957	1,022
2010	$11.79957	$13.77133	1,011
2011	$13.77133	$12.58379	178
2012	$12.58379	$13.92787	172
2013	$13.92787	$19.00546	154
2014	$19.00546	$20.06662	139
2015	$20.06662	$20.51741	122
2016	$20.51741	$20.43235	112
2017	$20.43235	$25.33920	100
2018	$25.33920	$23.77156	89
Invesco V.I. American Value Fund - Series II
2009	$11.53060	$15.66254	1,707
2010	$15.66254	$18.67978	1,644
2011	$18.67978	$18.38491	1,620
2012	$18.38491	$21.00867	1,609
2013	$21.00867	$27.46534	1,556
2014	$27.46534	$29.34986	695
2015	$29.34986	$25.96694	749
2016	$25.96694	$29.20557	593
2017	$29.20557	$31.27339	0
2018	$31.27339	$26.59842	0
Invesco V.I. Comstock Fund - Series II
2009	$9.79900	$12.28193	10,596
2010	$12.28193	$13.87034	9,546
2011	$13.87034	$13.25404	8,021
2012	$13.25404	$15.38480	7,238
2013	$15.38480	$20.37141	5,992
2014	$20.37141	$21.69412	3,345
2015	$21.69412	$19.86376	2,512
2016	$19.86376	$22.68421	1,211
2017	$22.68421	$26.03852	885
2018	$26.03852	$22.27309	307
Invesco V.I. Core Equity Fund - Series II
2009	$7.67856	$9.59235	0
2010	$9.59235	$10.22924	0
2011	$10.22924	$9.95595	0
2012	$9.95595	$11.04035	0
2013	$11.04035	$13.89489	0
2014	$13.89489	$14.62701	0
2015	$14.62701	$13.42033	0
2016	$13.42033	$14.41307	0
2017	$14.41307	$15.88313	0
2018	$15.88313	$14.01359	0
Invesco V.I. Diversified Dividend Fund - Series II
2009	$8.99403	$10.88046	894
2010	$10.88046	$11.70425	921
2011	$11.70425	$11.41769	0
2012	$11.41769	$13.19132	0
2013	$13.19132	$16.83774	0
2014	$16.83774	$18.49559	0
2015	$18.49559	$18.38142	0
2016	$18.38142	$20.55187	0
2017	$20.55187	$21.73912	0
2018	$21.73912	$19.56174	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$11.01164	$13.16566	6,217
2010	$13.16566	$14.39736	5,896
2011	$14.39736	$13.87129	5,778
2012	$13.87129	$15.21624	5,526
2013	$15.21624	$18.54894	5,035
2014	$18.54894	$19.69299	2,651
2015	$19.69299	$18.72534	2,512
2016	$18.72534	$20.99089	1,576
2017	$20.99089	$22.70208	1,493
2018	$22.70208	$20.00406	1,390
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.39198	671
2012	$11.39198	$12.61035	661
2013	$12.61035	$15.04812	630
2014	$15.04812	$14.75952	237
2015	$14.75952	$14.16915	209
2016	$14.16915	$14.73102	192
2017	$14.73102	$17.63177	170
2018	$17.63177	$14.53497	153
Invesco V.I. Growth and Income Fund - Series II
2009	$11.02648	$13.35780	6,480
2010	$13.35780	$14.62845	5,657
2011	$14.62845	$13.95656	4,389
2012	$13.95656	$15.57674	4,195
2013	$15.57674	$20.33894	3,585
2014	$20.33894	$21.83126	1,355
2015	$21.83126	$20.60344	1,258
2016	$20.60344	$24.02020	1,164
2017	$24.02020	$26.74218	824
2018	$26.74218	$22.55534	310
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$17.41990	2,692
2014	$17.41990	$17.27318	193
2015	$17.27318	$16.29203	156
2016	$16.29203	$17.62610	119
2017	$17.62610	$18.26106	66
2018	$18.26106	$17.18295	0
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$7.76892	366
2012	$7.76892	$8.73960	358
2013	$8.73960	$10.12757	354
2014	$10.12757	$9.89438	372
2015	$9.89438	$9.40521	373
2016	$9.40521	$9.11708	0
2017	$9.11708	$10.92370	0
2018	$10.92370	$9.04137	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.05036	$11.47147	0
2010	$11.47147	$12.74031	0
2011	$12.74031	$11.62749	0
2012	$11.62749	$12.55412	0
2013	$12.55412	$15.74229	0
2014	$15.74229	$16.00672	0
2015	$16.00672	$14.95529	0
2016	$14.95529	$16.52045	0
2017	$16.52045	$18.49196	0
2018	$18.49196	$15.95637	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.47395	$14.46080	0
2010	$14.46080	$17.96540	0
2011	$17.96540	$15.89521	0
2012	$15.89521	$17.31825	0
2013	$17.31825	$23.09225	0
2014	$23.09225	$24.27401	0
2015	$24.27401	$23.94065	0
2016	$23.94065	$23.50375	0
2017	$23.50375	$28.02709	0
2018	$28.02709	$25.75036	0
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.31256	$11.45906	1,102
2010	$11.45906	$12.81689	1,092
2011	$12.81689	$12.70315	1,050
2012	$12.70315	$14.32263	1,047
2013	$14.32263	$18.39217	987
2014	$18.39217	$20.27837	915
2015	$20.27837	$19.94748	885
2016	$19.94748	$21.65264	654
2017	$21.65264	$25.57902	0
2018	$25.57902	$23.70241	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.31170	$10.54405	676
2010	$10.54405	$11.00699	326
2011	$11.00699	$10.37962	0
2012	$10.37962	$11.91965	0
2013	$11.91965	$15.50603	0
2014	$15.50603	$16.10192	0
2015	$16.10192	$14.04225	0
2016	$14.04225	$16.16422	0
2017	$16.16422	$18.49967	0
2018	$18.49967	$14.56356	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.31623	$15.64221	380
2010	$15.64221	$16.75591	208
2011	$16.75591	$17.48254	174
2012	$17.48254	$20.11413	168
2013	$20.11413	$17.91412	151
2014	$17.91412	$17.99137	135
2015	$17.99137	$17.35491	119
2016	$17.35491	$18.73383	110
2017	$18.73383	$20.04255	97
2018	$20.04255	$18.18559	87

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$17.98313	$29.86186	457
2010	$29.86186	$34.67178	371
2011	$34.67178	$27.67210	358
2012	$27.67210	$32.36793	293
2013	$32.36793	$31.24617	295
2014	$31.24617	$29.10995	192
2015	$29.10995	$25.37127	144
2016	$25.37127	$26.40666	87
2017	$26.40666	$34.82055	25
2018	$34.82055	$28.03529	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$12.89583	$16.30910	2,840
2010	$16.30910	$18.15578	2,469
2011	$18.15578	$19.32665	1,843
2012	$19.32665	$21.80470	1,769
2013	$21.80470	$25.46851	1,678
2014	$25.46851	$25.98115	1,646
2015	$25.98115	$26.93310	1,569
2016	$26.93310	$27.71621	1,039
2017	$27.71621	$34.02678	1,014
2018	$34.02678	$32.62632	993
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$27.21710	0
2015	$27.21710	$22.87745	0
2016	$22.87745	$25.67485	0
2017	$25.67485	$28.21018	0
2018	$28.21018	$25.36384	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$15.46162	601
2014	$15.46162	$15.39332	0
2015	$15.39332	$14.04422	0
2016	$14.04422	$14.46266	0
2017	$14.46266	$16.37387	0
2018	$16.37387	$14.92011	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.17658	$13.18063	0
2010	$13.18063	$15.77506	0
2011	$15.77506	$14.93060	0
2012	$14.93060	$16.62089	0
2013	$16.62089	$23.96661	0
2014	$23.96661	$24.81826	0
2015	$24.81826	$27.12448	0
2016	$27.12448	$25.96903	0
2017	$25.96903	$36.21006	0
2018	$36.21006	$37.92423	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$11.69694	$17.96728	1,127
2010	$17.96728	$23.19799	831
2011	$23.19799	$21.01977	792
2012	$21.01977	$22.25781	783
2013	$22.25781	$29.87004	743
2014	$29.87004	$29.69279	718
2015	$29.69279	$27.24687	693
2016	$27.24687	$24.24553	611
2017	$24.24553	$32.80721	590
2018	$32.80721	$35.39435	139
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$12.60133	$15.80458	938
2010	$15.80458	$19.98264	630
2011	$19.98264	$20.61056	412
2012	$20.61056	$23.25949	376
2013	$23.25949	$23.10132	341
2014	$23.10132	$29.18524	166
2015	$29.18524	$29.03539	134
2016	$29.03539	$30.19953	102
2017	$30.19953	$30.32910	57
2018	$30.32910	$27.24512	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$9.94181	$11.86789	12,107
2010	$11.86789	$12.62822	9,651
2011	$12.62822	$12.90813	8,560
2012	$12.90813	$14.34054	8,231
2013	$14.34054	$14.11143	8,920
2014	$14.11143	$14.79329	2,706
2015	$14.79329	$14.11856	2,580
2016	$14.11856	$14.70346	2,022
2017	$14.70346	$15.28188	377
2018	$15.28188	$14.27399	204
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$8.84453	$14.75009	1,187
2010	$14.75009	$18.34707	586
2011	$18.34707	$16.66197	0
2012	$16.66197	$18.22958	0
2013	$18.22958	$26.75758	0
2014	$26.75758	$27.53988	0
2015	$27.53988	$29.12295	0
2016	$29.12295	$27.39227	0
2017	$27.39227	$39.84852	0
2018	$39.84852	$43.95085	0
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.22093	$8.59937	672
2010	$8.59937	$10.42946	508
2011	$10.42946	$9.41272	429
2012	$9.41272	$9.65800	379
2013	$9.65800	$8.03989	438
2014	$8.03989	$6.38635	432
2015	$6.38635	$4.63380	398
2016	$4.63380	$5.19608	221
2017	$5.19608	$5.17663	84
2018	$5.17663	$4.33531	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.15526	$11.65847	0
2010	$11.65847	$12.75162	11
2011	$12.75162	$13.22180	0
2012	$13.22180	$15.19599	0
2013	$15.19599	$13.78816	0
2014	$13.78816	$13.64777	0
2015	$13.64777	$13.00979	0
2016	$13.00979	$14.37583	0
2017	$14.37583	$15.40510	0
2018	$15.40510	$14.31148	0
PIMCO Real Return Portfolio - Advisor Shares
2009	$9.85075	$11.37270	0
2010	$11.37270	$11.98959	0
2011	$11.98959	$13.05745	0
2012	$13.05745	$13.84641	0
2013	$13.84641	$12.25731	0
2014	$12.25731	$12.32196	0
2015	$12.32196	$11.69035	0
2016	$11.69035	$11.99265	0
2017	$11.99265	$12.12384	0
2018	$12.12384	$11.56137	0
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.11156	$12.36007	663
2010	$12.36007	$13.03131	683
2011	$13.03131	$13.16687	649
2012	$13.16687	$14.07131	667
2013	$14.07131	$13.45220	797
2014	$13.45220	$13.67884	811
2015	$13.67884	$13.39840	795
2016	$13.39840	$13.41581	0
2017	$13.41581	$13.72762	0
2018	$13.72762	$13.31513	0
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.77241	2,225
2010	$7.77241	$8.54322	1,971
2011	$8.54322	$8.49969	1,672
2012	$8.49969	$9.89764	1,437
2013	$9.89764	$12.79296	1,211
2014	$12.79296	$14.06818	1,000
2015	$14.06818	$13.31410	883
2016	$13.31410	$14.77008	581
2017	$14.77008	$17.12679	51
2018	$17.12679	$15.29852	0
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.51812	$9.21908	0
2010	$9.21908	$9.97306	0
2011	$9.97306	$10.00483	0
2012	$10.00483	$10.98923	0
2013	$10.98923	$12.66764	0
2014	$12.66764	$13.68521	0
2015	$13.68521	$13.20710	0
2016	$13.20710	$13.92509	0
2017	$13.92509	$15.64568	0
2018	$15.64568	$14.79214	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04520	0
2017	$10.04520	$12.83774	0
2018	$12.83774	$12.82930	0
Putnam VT International Equity Fund - Class IB
2009	$11.28517	$13.72888	477
2010	$13.72888	$14.74465	495
2011	$14.74465	$11.95531	241
2012	$11.95531	$14.22637	241
2013	$14.22637	$17.78464	241
2014	$17.78464	$16.18290	0
2015	$16.18290	$15.81822	0
2016	$15.81822	$15.06233	0
2017	$15.06233	$18.61383	0
2018	$18.61383	$14.69618	0
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.57747	$10.95321	0
2010	$10.95321	$12.17984	0
2011	$12.17984	$11.89442	0
2012	$11.89442	$13.56340	0
2013	$13.56340	$17.88970	0
2014	$17.88970	$19.89174	0
2015	$19.89174	$18.99355	0
2016	$18.99355	$20.77540	0
2017	$20.77540	$24.91886	0
2018	$24.91886	$22.46669	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings
Protection Death Benefit Option (age 0-70)
Mortality & Expense = 2.25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2009	$9.13785	$10.72895	31,354
2010	$10.72895	$11.80705	16,684
2011	$11.80705	$12.21885	14,972
2012	$12.21885	$13.97562	13,734
2013	$13.97562	$18.35146	9,760
2014	$18.35146	$19.56703	7,525
2015	$19.56703	$19.36196	5,360
2016	$19.36196	$20.98215	5,310
2017	$20.98215	$24.28187	5,184
2018	$24.28187	$22.30515	5,039
AB VPS Growth Portfolio - Class B
2009	$8.93605	$11.58353	6,001
2010	$11.58353	$12.97321	4,699
2011	$12.97321	$12.77993	3,626
2012	$12.77993	$14.16042	2,740
2013	$14.16042	$18.47434	2,485
2014	$18.47434	$20.36017	2,337
2015	$20.36017	$21.61522	1,516
2016	$21.61522	$21.26894	1,212
2017	$21.26894	$27.84087	1,184
2018	$27.84087	$28.18600	1,148
AB VPS International Value Portfolio - Class B
2009	$7.30727	$9.57834	18,973
2010	$9.57834	$9.74659	11,118
2011	$9.74659	$7.66060	8,148
2012	$7.66060	$8.53406	8,180
2013	$8.53406	$10.21836	8,056
2014	$10.21836	$9.32489	8,878
2015	$9.32489	$9.31579	8,454
2016	$9.31579	$9.01656	9,269
2017	$9.01656	$11.00623	8,601
2018	$11.00623	$8.27044	9,757
AB VPS Large Cap Growth Portfolio - Class B
2009	$8.53219	$11.41277	1,457
2010	$11.41277	$12.22919	598
2011	$12.22919	$11.54092	596
2012	$11.54092	$13.07394	593
2013	$13.07394	$17.47438	591
2014	$17.47438	$19.40750	589
2015	$19.40750	$20.98933	365
2016	$20.98933	$20.96074	363
2017	$20.96074	$26.93169	361
2018	$26.93169	$26.88531	237

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Small/Mid Cap Value Portfolio - Class B
2009	$11.31523	$15.74816	13,747
2010	$15.74816	$19.44959	13,111
2011	$19.44959	$17.33969	11,676
2012	$17.33969	$20.03985	9,489
2013	$20.03985	$26.90931	5,434
2014	$26.90931	$28.60129	3,884
2015	$28.60129	$26.31447	3,454
2016	$26.31447	$32.03957	3,191
2017	$32.03957	$35.28125	3,068
2018	$35.28125	$29.15588	3,070
AB VPS Value Portfolio - Class B
2009	$6.77949	$8.00546	4,222
2010	$8.00546	$8.70220	2,773
2011	$8.70220	$8.16963	1,269
2012	$8.16963	$9.20845	1,246
2013	$9.20845	$12.26216	1,227
2014	$12.26216	$13.25186	1,204
2015	$13.25186	$12.00149	1,183
2016	$12.00149	$13.03141	1,160
2017	$13.03141	$14.40625	1,139
2018	$14.40625	$11.89774	1,114
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.22359	$10.86853	15,854
2010	$10.86853	$12.39842	13,565
2011	$12.39842	$11.75971	8,667
2012	$11.75971	$13.32385	8,736
2013	$13.32385	$17.02248	6,802
2014	$17.02248	$18.54265	6,441
2015	$18.54265	$18.16534	4,160
2016	$18.16534	$19.09337	3,010
2017	$19.09337	$22.65318	2,790
2018	$22.65318	$20.63323	1,045
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.42339	$10.21731	19,031
2010	$10.21731	$9.97529	7,382
2011	$9.97529	$9.73353	11,909
2012	$9.73353	$9.49634	23,976
2013	$9.49634	$9.26556	9,184
2014	$9.26556	$9.04039	8,767
2015	$9.04039	$8.82068	7,980
2016	$8.82068	$8.60723	18,046
2017	$8.60723	$8.43445	25,838
2018	$8.43445	$8.34386	32,532
Fidelity® VIP Growth & Income Portfolio - Service Class 2
2009	$7.50948	$9.30546	11,758
2010	$9.30546	$10.39931	13,708
2011	$10.39931	$10.28397	13,391
2012	$10.28397	$11.86319	11,594
2013	$11.86319	$15.42214	10,264
2014	$15.42214	$16.58469	9,653
2015	$16.58469	$15.76926	7,934
2016	$15.76926	$17.81788	4,427
2017	$17.81788	$20.27472	4,447
2018	$20.27472	$17.96199	2,464

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP High Income Portfolio - Service Class 2
2009	$8.24243	$11.53663	2,437
2010	$11.53663	$12.79415	2,413
2011	$12.79415	$12.94660	2,381
2012	$12.94660	$14.39456	388
2013	$14.39456	$14.84362	433
2014	$14.84362	$14.61239	453
2015	$14.61239	$13.70470	455
2016	$13.70470	$15.26588	433
2017	$15.26588	$15.92608	565
2018	$15.92608	$14.97430	524
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2009	$8.75340	$11.93467	6,988
2010	$11.93467	$14.97058	7,694
2011	$14.97058	$13.02074	6,335
2012	$13.02074	$14.55212	2,922
2013	$14.55212	$19.28978	2,104
2014	$19.28978	$19.95420	2,036
2015	$19.95420	$19.15019	1,181
2016	$19.15019	$20.91198	894
2017	$20.91198	$24.59646	650
2018	$24.59646	$20.45160	113
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2
2009	$8.01114	$10.39243	0
2010	$10.39243	$11.78102	0
2011	$11.78102	$10.94202	0
2012	$10.94202	$11.66327	0
2013	$11.66327	$15.64394	0
2014	$15.64394	$16.19405	0
2015	$16.19405	$16.48865	0
2016	$16.48865	$15.62277	0
2017	$15.62277	$19.35166	0
2018	$19.35166	$19.47198	0
FTVIP Franklin Income VIP Fund - Class 2
2009	$8.87690	$11.74314	13,078
2010	$11.74314	$12.90870	14,108
2011	$12.90870	$12.89472	13,829
2012	$12.89472	$14.17098	23,700
2013	$14.17098	$15.75273	21,061
2014	$15.75273	$16.07774	11,166
2015	$16.07774	$14.57885	10,651
2016	$14.57885	$16.21889	10,369
2017	$16.21889	$17.35708	10,135
2018	$17.35708	$16.20507	10,165
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2009	$10.34597	$12.44701	954
2010	$12.44701	$13.59572	917
2011	$13.59572	$12.87200	883
2012	$12.87200	$14.23463	850
2013	$14.23463	$17.72263	679
2014	$17.72263	$18.27721	676
2015	$18.27721	$17.18030	0
2016	$17.18030	$18.80318	0
2017	$18.80318	$19.92544	0
2018	$19.92544	$17.25882	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2009	$8.40117	$10.33120	32,235
2010	$10.33120	$11.20765	28,232
2011	$11.20765	$10.82077	20,437
2012	$10.82077	$12.05976	17,971
2013	$12.05976	$15.09079	13,435
2014	$15.09079	$15.77114	10,934
2015	$15.77114	$14.62669	10,662
2016	$14.62669	$16.56242	10,841
2017	$16.56242	$17.51048	10,673
2018	$17.51048	$15.53460	11,018
FTVIP Templeton Foreign VIP Fund - Class 2
2009	$9.55540	$12.77550	12,470
2010	$12.77550	$13.51186	14,182
2011	$13.51186	$11.78067	10,468
2012	$11.78067	$13.58803	9,389
2013	$13.58803	$16.30182	7,209
2014	$16.30182	$14.13348	7,921
2015	$14.13348	$12.89322	6,255
2016	$12.89322	$13.48209	6,228
2017	$13.48209	$15.35178	6,369
2018	$15.35178	$12.66452	6,600
Goldman Sachs VIT Large Cap Value Fund - Institutional
2009	$7.91731	$9.13905	5,266
2010	$9.13905	$9.91459	5,300
2011	$9.91459	$8.99100	3,122
2012	$8.99100	$10.44897	1,420
2013	$10.44897	$13.58184	1,420
2014	$13.58184	$14.96460	1,322
2015	$14.96460	$13.95518	1,343
2016	$13.95518	$15.19255	1,331
2017	$15.19255	$16.28574	1,381
2018	$16.28574	$14.54511	1,353
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2009	$7.92604	$10.29622	1,367
2010	$10.29622	$12.55672	1,279
2011	$12.55672	$11.46976	188
2012	$11.46976	$13.25567	159
2013	$13.25567	$17.18633	0
2014	$17.18633	$19.04236	0
2015	$19.04236	$16.86053	0
2016	$16.86053	$18.67614	0
2017	$18.67614	$20.24125	0
2018	$20.24125	$17.68219	0
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional
2009	$7.27988	$8.60406	3,023
2010	$8.60406	$9.47232	3,040
2011	$9.47232	$9.61558	2,853
2012	$9.61558	$10.73667	2,879
2013	$10.73667	$14.40494	2,596
2014	$14.40494	$16.35353	2,337
2015	$16.35353	$15.92319	2,272
2016	$15.92319	$17.20320	2,279
2017	$17.20320	$20.82703	2,105
2018	$20.82703	$19.06052	2,008

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series II
2009	$7.27669	$11.75934	11,178
2010	$11.75934	$13.71737	8,288
2011	$13.71737	$12.52807	7,280
2012	$12.52807	$13.85908	6,690
2013	$13.85908	$18.90191	4,630
2014	$18.90191	$19.94707	3,482
2015	$19.94707	$20.38472	3,246
2016	$20.38472	$20.28984	2,987
2017	$20.28984	$25.14978	2,848
2018	$25.14978	$23.58191	2,313
Invesco V.I. American Value Fund - Series II
2009	$11.49717	$15.60914	14,256
2010	$15.60914	$18.60656	11,153
2011	$18.60656	$18.30350	9,438
2012	$18.30350	$20.90491	8,683
2013	$20.90491	$27.31570	5,889
2014	$27.31570	$29.17499	4,285
2015	$29.17499	$25.79899	3,947
2016	$25.79899	$29.00184	3,721
2017	$29.00184	$31.03959	3,816
2018	$31.03959	$26.38618	3,896
Invesco V.I. Comstock Fund - Series II
2009	$9.77057	$12.24003	62,194
2010	$12.24003	$13.81594	51,988
2011	$13.81594	$13.19532	41,179
2012	$13.19532	$15.30878	39,122
2013	$15.30878	$20.26037	30,748
2014	$20.26037	$21.56482	24,173
2015	$21.56482	$19.73525	20,012
2016	$19.73525	$22.52595	18,921
2017	$22.52595	$25.84383	16,972
2018	$25.84383	$22.09536	16,336
Invesco V.I. Core Equity Fund - Series II
2009	$7.66804	$9.57429	5,446
2010	$9.57429	$10.20475	5,271
2011	$10.20475	$9.92704	5,033
2012	$9.92704	$11.00263	4,941
2013	$11.00263	$13.84034	4,112
2014	$13.84034	$14.56210	3,894
2015	$14.56210	$13.35394	2,978
2016	$13.35394	$14.33444	2,942
2017	$14.33444	$15.78852	2,924
2018	$15.78852	$13.92305	2,743
Invesco V.I. Diversified Dividend Fund - Series II
2009	$8.96794	$10.84335	16,205
2010	$10.84335	$11.65836	11,455
2011	$11.65836	$11.36712	9,501
2012	$11.36712	$13.12614	8,591
2013	$13.12614	$16.74597	6,331
2014	$16.74597	$18.38537	5,774
2015	$18.38537	$18.26252	3,681
2016	$18.26252	$20.40852	3,530
2017	$20.40852	$21.57661	3,311
2018	$21.57661	$19.40568	3,165

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2009	$10.97972	$13.12078	18,988
2010	$13.12078	$14.34093	15,572
2011	$14.34093	$13.80987	18,097
2012	$13.80987	$15.14108	16,969
2013	$15.14108	$18.44786	15,604
2014	$18.44786	$19.57564	12,710
2015	$19.57564	$18.60420	11,522
2016	$18.60420	$20.84443	11,481
2017	$20.84443	$22.53234	11,297
2018	$22.53234	$19.84443	8,333
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$11.34151	13,705
2012	$11.34151	$12.54805	10,024
2013	$12.54805	$14.96611	8,301
2014	$14.96611	$14.67156	5,332
2015	$14.67156	$14.07750	3,792
2016	$14.07750	$14.62827	3,718
2017	$14.62827	$17.49994	3,491
2018	$17.49994	$14.41897	3,348
Invesco V.I. Growth and Income Fund - Series II
2009	$10.99448	$13.31221	28,456
2010	$13.31221	$14.57105	25,045
2011	$14.57105	$13.89468	23,964
2012	$13.89468	$15.49971	21,127
2013	$15.49971	$20.22800	13,457
2014	$20.22800	$21.70104	12,336
2015	$21.70104	$20.47005	12,097
2016	$20.47005	$23.85252	11,630
2017	$23.85252	$26.54209	10,313
2018	$26.54209	$22.37524	7,537
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$17.32493	1,314
2014	$17.32493	$17.17020	744
2015	$17.17020	$16.18662	684
2016	$16.18662	$17.50310	605
2017	$17.50310	$18.12449	630
2018	$18.12449	$17.04581	629
Invesco V.I. International Growth Fund - Series II
2011	$10.00000	$7.74635	5,453
2012	$7.74635	$8.70973	4,422
2013	$8.70973	$10.08778	3,448
2014	$10.08778	$9.85045	3,421
2015	$9.85045	$9.35865	3,393
2016	$9.35865	$9.06730	3,364
2017	$9.06730	$10.85859	3,340
2018	$10.85859	$8.98293	3,314

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.02872	$11.43817	3,193
2010	$11.43817	$12.69683	3,118
2011	$12.69683	$11.58188	2,983
2012	$11.58188	$12.49845	2,968
2013	$12.49845	$15.66445	2,770
2014	$15.66445	$15.91941	2,610
2015	$15.91941	$14.86609	2,575
2016	$14.86609	$16.41354	2,537
2017	$16.41354	$18.36303	2,516
2018	$18.36303	$15.83709	2,487
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$9.44646	$14.41146	1,655
2010	$14.41146	$17.89494	1,642
2011	$17.89494	$15.82478	1,286
2012	$15.82478	$17.23266	1,276
2013	$17.23266	$22.96635	1,033
2014	$22.96635	$24.12930	878
2015	$24.12930	$23.78573	872
2016	$23.78573	$23.33972	866
2017	$23.33972	$27.81747	860
2018	$27.81747	$25.54481	833
Invesco V.I. S&P 500 Index Fund - Series II
2009	$9.28556	$11.41999	20,302
2010	$11.41999	$12.76665	24,739
2011	$12.76665	$12.64688	23,628
2012	$12.64688	$14.25186	11,873
2013	$14.25186	$18.29193	8,222
2014	$18.29193	$20.15752	5,803
2015	$20.15752	$19.81844	5,616
2016	$19.81844	$21.50158	5,500
2017	$21.50158	$25.38776	5,162
2018	$25.38776	$23.51328	4,956
Invesco V.I. Value Opportunities Fund - Series II
2009	$7.29050	$10.50809	10,284
2010	$10.50809	$10.96384	7,492
2011	$10.96384	$10.33364	7,092
2012	$10.33364	$11.86076	6,153
2013	$11.86076	$15.42154	3,848
2014	$15.42154	$16.00598	2,946
2015	$16.00598	$13.95143	2,979
2016	$13.95143	$16.05147	2,899
2017	$16.05147	$18.36136	2,088
2018	$18.36136	$14.44736	1,832
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2009	$12.28051	$15.58887	3,613
2010	$15.58887	$16.69022	2,839
2011	$16.69022	$17.40511	2,488
2012	$17.40511	$20.01476	1,966
2013	$20.01476	$17.81647	1,540
2014	$17.81647	$17.88413	1,497
2015	$17.88413	$17.24263	937
2016	$17.24263	$18.60311	915
2017	$18.60311	$19.89268	898
2018	$19.89268	$18.04044	884

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
2009	$17.93096	$29.75999	6,887
2010	$29.75999	$34.53582	9,030
2011	$34.53582	$27.54948	6,772
2012	$27.54948	$32.20796	4,214
2013	$32.20796	$31.07580	3,347
2014	$31.07580	$28.93638	2,237
2015	$28.93638	$25.20706	1,602
2016	$25.20706	$26.22235	942
2017	$26.22235	$34.56011	982
2018	$34.56011	$27.81150	969
Morgan Stanley VIF Global Franchise Portfolio, Class II
2009	$12.85844	$16.25348	28,549
2010	$16.25348	$18.08460	25,814
2011	$18.08460	$19.24104	18,347
2012	$19.24104	$21.69698	16,319
2013	$21.69698	$25.32971	12,663
2014	$25.32971	$25.82634	11,064
2015	$25.82634	$26.75889	9,989
2016	$26.75889	$27.52286	9,103
2017	$27.52286	$33.77238	8,099
2018	$33.77238	$32.36597	7,605
Morgan Stanley VIF Global Infrastructure - Class II
2014	$10.00000	$27.05490	452
2015	$27.05490	$22.72945	89
2016	$22.72945	$25.49573	0
2017	$25.49573	$27.99925	0
2018	$27.99925	$25.16142	0
Morgan Stanley VIF Global Strategist Portfolio, Class II
2013	$10.00000	$15.37738	7,028
2014	$15.37738	$15.30161	5,409
2015	$15.30161	$13.95340	4,887
2016	$13.95340	$14.36179	4,702
2017	$14.36179	$16.25146	4,468
2018	$16.25146	$14.80107	4,434
Morgan Stanley VIF Growth Portfolio, Class II
2009	$8.15285	$13.13566	5,348
2010	$13.13566	$15.71320	4,624
2011	$15.71320	$14.86444	3,473
2012	$14.86444	$16.53873	3,058
2013	$16.53873	$23.83594	757
2014	$23.83594	$24.67031	494
2015	$24.67031	$26.94896	488
2016	$26.94896	$25.78782	474
2017	$25.78782	$35.93927	462
2018	$35.93927	$37.62156	448

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II
2009	$11.66300	$17.90597	11,597
2010	$17.90597	$23.10699	9,894
2011	$23.10699	$20.92661	8,018
2012	$20.92661	$22.14778	5,898
2013	$22.14778	$29.70716	4,075
2014	$29.70716	$29.51575	2,099
2015	$29.51575	$27.07053	1,677
2016	$27.07053	$24.07629	1,584
2017	$24.07629	$32.56180	905
2018	$32.56180	$35.11179	850
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$12.56479	$15.75067	12,232
2010	$15.75067	$19.90430	9,878
2011	$19.90430	$20.51926	8,318
2012	$20.51926	$23.14458	6,955
2013	$23.14458	$22.97540	5,372
2014	$22.97540	$29.01129	4,511
2015	$29.01129	$28.84756	3,590
2016	$28.84756	$29.98886	3,076
2017	$29.98886	$30.10233	3,282
2018	$30.10233	$27.02772	3,428
Morgan Stanley VIS Income Plus Portfolio - Class Y
2009	$9.91299	$11.82744	34,055
2010	$11.82744	$12.57874	30,333
2011	$12.57874	$12.85100	24,042
2012	$12.85100	$14.26975	23,334
2013	$14.26975	$14.03458	21,611
2014	$14.03458	$14.70520	21,242
2015	$14.70520	$14.02729	20,863
2016	$14.02729	$14.60095	20,617
2017	$14.60095	$15.16768	21,008
2018	$15.16768	$14.16014	20,337
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2009	$8.81886	$14.69977	13,637
2010	$14.69977	$18.27512	12,227
2011	$18.27512	$16.58814	8,751
2012	$16.58814	$18.13949	9,247
2013	$18.13949	$26.61171	7,485
2014	$26.61171	$27.37571	5,953
2015	$27.37571	$28.93451	4,053
2016	$28.93451	$27.20113	4,080
2017	$27.20113	$39.55053	3,850
2018	$39.55053	$43.60010	3,655
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Shares
2009	$6.21239	$8.58317	10,006
2010	$8.58317	$10.40449	10,460
2011	$10.40449	$9.38538	10,661
2012	$9.38538	$9.62500	7,984
2013	$9.62500	$8.00832	5,402
2014	$8.00832	$6.35800	5,894
2015	$6.35800	$4.61087	6,959
2016	$4.61087	$5.16772	4,666
2017	$5.16772	$5.14577	5,131
2018	$5.14577	$4.30728	2,639

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Emerging Markets Bond Portfolio - Advisor Shares
2009	$9.14273	$11.63656	673
2010	$11.63656	$12.72114	1,680
2011	$12.72114	$13.18345	1,529
2012	$13.18345	$15.14414	1,466
2013	$15.14414	$13.73406	953
2014	$13.73406	$13.58728	945
2015	$13.58728	$12.94549	342
2016	$12.94549	$14.29746	33
2017	$14.29746	$15.31337	147
2018	$15.31337	$14.21907	129
PIMCO Real Return Portfolio - Advisor Shares
2009	$9.83725	$11.35131	2,578
2010	$11.35131	$11.96090	2,873
2011	$11.96090	$13.01954	2,772
2012	$13.01954	$13.79912	2,881
2013	$13.79912	$12.20918	3,322
2014	$12.20918	$12.26728	3,346
2015	$12.26728	$11.63252	3,314
2016	$11.63252	$11.92723	0
2017	$11.92723	$12.05164	2,758
2018	$12.05164	$11.48669	2,657
PIMCO Total Return Portfolio - Advisor Shares
2009	$11.09634	$12.33683	19,811
2010	$12.33683	$13.00015	21,232
2011	$13.00015	$13.12867	16,651
2012	$13.12867	$14.02328	14,463
2013	$14.02328	$13.39941	12,587
2014	$13.39941	$13.61818	8,430
2015	$13.61818	$13.33215	5,478
2016	$13.33215	$13.34266	2,137
2017	$13.34266	$13.64589	2,837
2018	$13.64589	$13.22915	923
Putnam VT Equity Income Fund - Class IB
2009	$10.00000	$7.75381	3,013
2010	$7.75381	$8.51840	2,859
2011	$8.51840	$8.47066	7,964
2012	$8.47066	$9.85878	7,865
2013	$9.85878	$12.73621	7,691
2014	$12.73621	$13.99860	2,298
2015	$13.99860	$13.24144	2,280
2016	$13.24144	$14.68197	2,209
2017	$14.68197	$17.01604	7,039
2018	$17.01604	$15.19188	3,434
Putnam VT George Putnam Balanced Fund - Class IB
2009	$7.49630	$9.18761	2,652
2010	$9.18761	$9.93393	2,631
2011	$9.93393	$9.96050	2,597
2012	$9.96050	$10.93491	2,512
2013	$10.93491	$12.59857	2,413
2014	$12.59857	$13.60362	2,356
2015	$13.60362	$13.12164	2,295
2016	$13.12164	$13.82790	2,279
2017	$13.82790	$15.52865	2,263
2018	$15.52865	$14.67406	2,248

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04461	4,589
2017	$10.04461	$12.83051	2,633
2018	$12.83051	$12.81558	2,535
Putnam VT International Equity Fund - Class IB
2009	$11.25243	$13.68204	14,782
2010	$13.68204	$14.68683	11,715
2011	$14.68683	$11.90232	13,938
2012	$11.90232	$14.15605	13,207
2013	$14.15605	$17.68766	10,119
2014	$17.68766	$16.08642	6,772
2015	$16.08642	$15.71585	5,912
2016	$15.71585	$14.95721	4,210
2017	$14.95721	$18.47460	4,234
2018	$18.47460	$14.57886	4,203
Putnam VT Multi-Cap Core Fund - Class IB
formerly,Putnam VT Investors Fund - Class IB
2009	$8.55260	$10.91586	2,108
2010	$10.91586	$12.13210	504
2011	$12.13210	$11.84175	458
2012	$11.84175	$13.49640	418
2013	$13.49640	$17.79222	385
2014	$17.79222	$19.77320	383
2015	$19.77320	$18.87069	367
2016	$18.87069	$20.63048	341
2017	$20.63048	$24.73257	302
2018	$24.73257	$22.28744	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

Allstate Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2018 and for
the years ended December 31, 2018 and 2017 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Allstate Life Insurance Company and Contractholders of Allstate Financial Advisors Separate Account I:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Allstate Financial Advisors Separate Account I (the “Account”) listed in Appendix A, as of December 31, 2018; the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2018, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
March 29, 2019

We have served as the auditor of Allstate Life Insurance Company (the sponsor Company) since 2001.

Allstate Financial Advisors Separate Account I                                                APPENDIX A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
AST Academic Strategies Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Advanced Strategies	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST AQR Emerging Markets Equity**	—	—	—	—
AST AQR Large-Cap**	—	—	—	—
AST Balanced Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST BlackRock Global Strategies	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST BlackRock Low Duration Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST BlackRock/Loomis Sayles Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2018	—	Year Ended December 31, 2018 #	Two Years Ended December 31, 2018 #	Five Years Ended December 31, 2018 #
AST Bond Portfolio 2019	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2020**	—	—	—	—
AST Bond Portfolio 2021**	—	—	—	—
AST Bond Portfolio 2022	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2023	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2024	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2025**	—	—	—	—
AST Bond Portfolio 2026	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Three Years Ended December 31 2018 and Period from January 2, 2015* to December 31, 2015
AST Bond Portfolio 2027	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Two Years Ended December 31 2018 and Period from January 4, 2016* to December 31, 2016
AST Bond Portfolio 2028**	—	—	—	—
AST Bond Portfolio 2029**	—	—	—	—
AST Capital Growth Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST ClearBridge Dividend Growth**	—	—	—	—
AST Cohen & Steers Realty	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Fidelity Institutional AMSM Quantitative	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Global Real Estate	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Goldman Sachs Large-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Goldman Sachs Mid-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
AST Goldman Sachs Multi-Asset	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Goldman Sachs Small-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Hotchkis & Wiley Large-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST International Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST International Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Investment Grade Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Jennison Large-Cap Growth**	—	—	—	—
AST J.P. Morgan Global Thematic	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST J.P. Morgan International Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST J.P. Morgan Strategic Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Loomis Sayles Large-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Lord Abbett Core Fixed Income	—	Period from January 1, 2018 to September 14, 2018 #	Year ended December 31, 2017 and Period from January 1, 2018 to September 14, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to September 14, 2018 #
AST MFS Global Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST MFS Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST MFS Large-Cap Value**	—	—	—	—
AST Neuberger Berman/LSV Mid-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST New Discovery Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Parametric Emerging Markets Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Preservation Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Prudential Core Bond**	—	—	—	—
AST Prudential Growth Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST QMA Large-Cap**	—	—	—	—
AST QMA US Equity Alpha	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Quantitative Modeling**	—	—	—	—
AST RCM World Trends	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Small-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Small-Cap Growth Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
AST Small-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Templeton Global Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Large-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Large-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Natural Resources	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST WEDGE Capital Mid-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Wellington Management Hedged Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Western Asset Core Plus Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Western Asset Emerging Markets Debt**	—	—	—	—
Invesco V.I. American Franchise	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. American Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Comstock	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Plus Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Diversified Dividend	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Equity and Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Global Core Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Securities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. International Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Managed Volatility	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Core Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. S&P 500 Index	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Technology	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Value Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. American Franchise II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. American Value II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Invesco V.I. Comstock II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Equity II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Plus Bond II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Diversified Dividend II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Equity and Income II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Global Core Equity II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Money Market II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Securities II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Growth and Income II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. High Yield II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. International Growth II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Managed Volatility II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Core Equity II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Growth II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. S&P 500 Index II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Technology II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Value Opportunities II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Growth & Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS International Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Large Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Small/Mid Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
American Century VP Balanced**	—	—	—	—
American Century VP International	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Bond VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Capital Growth VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Core Equity VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS CROCI® International VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Global Small Cap VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
DWS Global Income Builder VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Government Money Market VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Small Mid Cap Growth VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Dreyfus Stock Index Fund, Inc. (Initial Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIF Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIF Growth & Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Federated Government Money Fund II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Contrafund	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Equity-Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Two Years Ended December 31 2018 and Period from April 29, 2016* to December 31, 2016
VIP Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP High Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Index 500	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Investment Grade Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Overseas	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Asset Manager Growth (Service Class 2)**	—	—	—	—
VIP Contrafund (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Equity-Income (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom 2010 Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom 2020 Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom 2030 Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom Income Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Government Money Market (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Growth (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Growth & Income (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Growth Opportunities (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Three Years Ended December 31 2018 and Period from April 24, 2015* to December 31, 2015
VIP High Income (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Index 500 (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
VIP Investment Grade Bond (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Mid Cap (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Overseas (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Flex Cap Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Growth and Income VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Income VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Large Cap Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Mutual Global Discovery VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Mutual Shares VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Small Cap Value VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Small-Mid Cap Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin U.S. Government Securities VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Developing Markets VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Foreign VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Global Bond VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT International Equity Insights**	—	—	—	—
VIT Large Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT Mid Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT Small Cap Equity Insights	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT Strategic Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT U.S. Equity Insights	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Janus Henderson VIT Forty (Institutional Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Janus Henderson VIT Global Research (Service Shares)**	—	—	—	—
Janus Henderson VIT Overseas (Service Shares)**	—	—	—	—
Lazard Retirement Emerging Markets Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
ClearBridge Variable Large Cap Value Portfolio I	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Bond-Debenture	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Fundamental Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Growth and Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Growth Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Mid-Cap Stock	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Investors Trust	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS New Discovery	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Research	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Total Return Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Utilities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Growth (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Investors Trust (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS New Discovery Series (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Research (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Utilities (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Core Plus Fixed Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Emerging Markets Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Global Infrastructure	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Four Years Ended on December 31, 2018 and Period from April 25, 2014* to December 31, 2014
Morgan Stanley VIF Global Strategist	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Mid Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF U.S. Real Estate	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Emerging Markets Debt (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Emerging Markets Equity (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Global Franchise (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Global Infrastructure (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Four Years Ended December 31,2018 and Period from April 25, 2014* to December 31, 2014
Morgan Stanley VIF Global Strategist (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Morgan Stanley VIF Growth (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Mid Cap Growth (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF U.S. Real Estate (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
European Equity	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Income Plus	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Limited Duration	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Multi Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
European Equity (Class Y Shares)	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Income Plus (Class Y Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Limited Duration (Class Y Shares)	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Multi Cap Growth (Class Y Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AMT Guardian**	—	—	—	—
AMT Large Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AMT Mid-Cap Growth**	—	—	—	—
Oppenheimer Capital Appreciation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Conservative Balanced	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Discovery Mid Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Global	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Global Strategic Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Main Street	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Main Street Small Cap	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Total Return Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Capital Appreciation (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Conservative Balanced (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Discovery Mid Cap Growth (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Global (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Oppenheimer Global Strategic Income (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer International Growth (SS)**	—	—	—	—
Oppenheimer Main Street (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Main Street Small Cap (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Total Return Bond (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Emerging Markets Bond (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT International Bond (US Dollar-Hedged)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Real Return (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Total Return	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Total Return (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
ProFund VP Consumer Goods**	—	—	—	—
ProFund VP Consumer Services**	—	—	—	—
ProFund VP Financials**	—	—	—	—
ProFund VP Health Care**	—	—	—	—
ProFund VP Industrials**	—	—	—	—
ProFund VP Large-Cap Growth**	—	—	—	—
ProFund VP Large-Cap Value**	—	—	Year Ended December 31, 2017	Four Years Ended December 31, 2017
ProFund VP Mid-Cap Growth**	—	—	—	—
ProFund VP Mid-Cap Value**	—	—	—	—
ProFund VP Real Estate**	—	—	—	—
ProFund VP Small-Cap Growth**	—	—	—	—
ProFund VP Small-Cap Value**	—	—	—	—
ProFund VP Telecommunications**	—	—	—	—
ProFund VP Utilities**	—	—	—	—
VT Diversified Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Equity Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT George Putnam Balanced	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Global Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
VT Global Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Global Health Care	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Global Utilities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Growth Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT International Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT International Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT International Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Mortgage Securities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Multi-Cap Core	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Research	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Small Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Small Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Sustainable Future	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Sustainable Leaders	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Rydex NASDAQ-100**	—	—	—	—
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
* Date represents commencement of operation

** Sub-account was available but did not have assets at December 31, 2018 and did not have any activity for the year / period ended December 31, 2018

# represents the date the sub-account ceased operations

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond	AST BlackRock/Loomis Sayles Bond
ASSETS
Investments, at fair value	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378

NET ASSETS
Accumulation Units	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378

FUND SHARE INFORMATION
Number of shares	184,734	85,451	272,943	288	7,498	5,268
Cost of investments	$2,101,014	$993,438	$2,868,154	$2,900	$81,733	$63,869
UNIT VALUE (1)
Lowest	$9.85	$13.18	$12.51	$10.68	$9.12	$11.12
Highest	$15.32	$19.85	$18.48	$12.37	$11.79	$14.28

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2026	AST Bond Portfolio 2027
ASSETS
Investments, at fair value	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364

NET ASSETS
Accumulation Units	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364

FUND SHARE INFORMATION
Number of shares	23,649	21,454	10,238	4,532	41,292	5,330
Cost of investments	$258,295	$284,886	$106,866	$44,044	$426,697	$53,571
UNIT VALUE
Lowest	$10.33	$10.78	$9.27	$9.08	$9.32	$9.35
Highest	$13.73	$12.08	$10.24	$9.89	$9.86	$9.75

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Fidelity Institutional AMSM Quantitative	AST Global Real Estate	AST Goldman Sachs Large-Cap Value	AST Goldman Sachs Mid-Cap Growth
ASSETS
Investments, at fair value	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581

NET ASSETS
Accumulation Units	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581

FUND SHARE INFORMATION
Number of shares	183,391	818	69,278	134	2,468	10,707
Cost of investments	$2,463,579	$6,760	$715,544	$1,057	$63,023	$67,887
UNIT VALUE
Lowest	$12.44	$14.24	$10.54	$11.60	$11.09	$17.30
Highest	$20.30	$29.00	$17.26	$21.48	$21.14	$27.10

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market	AST High Yield	AST Hotchkis & Wiley Large-Cap Value	AST International Growth
ASSETS
Investments, at fair value	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184

NET ASSETS
Accumulation Units	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184

FUND SHARE INFORMATION
Number of shares	25,753	101	237,485	2,744	42	2,586
Cost of investments	$248,606	$1,045	$237,485	$20,507	$907	$31,497
UNIT VALUE
Lowest	$10.93	$18.59	$7.68	$13.63	$11.37	$8.75
Highest	$15.17	$26.87	$9.52	$18.09	$24.41	$17.55

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities	AST Loomis Sayles Large-Cap Growth
ASSETS
Investments, at fair value	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915

NET ASSETS
Accumulation Units	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915

FUND SHARE INFORMATION
Number of shares	1,940	531,982	15,032	3,337	96,791	3,542
Cost of investments	$35,965	$3,861,693	$199,557	$85,260	$1,243,313	$75,855
UNIT VALUE
Lowest	$7.54	$13.57	$12.40	$8.36	$11.19	$17.89
Highest	$14.54	$16.60	$18.47	$15.53	$15.09	$32.37

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value	AST New Discovery Asset Allocation	AST Parametric Emerging Markets Equity	AST Preservation Asset Allocation
ASSETS
Investments, at fair value	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085

NET ASSETS
Accumulation Units	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085

FUND SHARE INFORMATION
Number of shares	2,399	142	669	11,523	548	256,994
Cost of investments	$27,433	$1,240	$10,805	$146,614	$5,082	$2,784,645
UNIT VALUE
Lowest	$14.12	$18.12	$14.75	$11.83	$7.94	$12.19
Highest	$23.48	$29.09	$27.99	$13.45	$13.89	$15.72

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Prudential Growth Allocation	AST QMA US Equity Alpha	AST RCM World Trends	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value
ASSETS
Investments, at fair value	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278

NET ASSETS
Accumulation Units	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278

FUND SHARE INFORMATION
Number of shares	579,302	1,656	60,383	13	1,129	1,149
Cost of investments	$7,129,436	$22,500	$508,135	$563	$11,529	$12,295
UNIT VALUE
Lowest	$11.14	$15.84	$11.12	$17.49	$14.36	$14.04
Highest	$19.33	$31.41	$16.11	$30.12	$27.73	$24.26

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Large-Cap Value	AST T. Rowe Price Natural Resources	AST WEDGE Capital Mid-Cap Value
ASSETS
Investments, at fair value	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514

NET ASSETS
Accumulation Units	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514

FUND SHARE INFORMATION
Number of shares	1,927	106,831	182	1,172	1,738	1,371
Cost of investments	$21,612	$2,020,580	$2,372	$13,298	$42,127	$12,274
UNIT VALUE
Lowest	$9.87	$13.15	$23.09	$9.89	$6.04	$14.18
Highest	$12.12	$19.18	$37.27	$19.53	$12.02	$25.22

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Core Equity
ASSETS
Investments, at fair value	$207,421	$57,629	$64,337,700	$23,924,251	$17,564,570	$49,405,443
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$207,421	$57,629	$64,337,700	$23,924,251	$17,564,570	$49,405,443

NET ASSETS
Accumulation Units	$207,421	$57,629	$62,938,045	$23,771,200	$17,508,982	$47,310,515
Contracts in payout (annuitization) period	—	—	1,399,655	153,051	55,588	2,094,928
Total net assets	$207,421	$57,629	$64,337,700	$23,924,251	$17,564,570	$49,405,443

FUND SHARE INFORMATION
Number of shares	14,354	4,603	1,125,769	1,726,136	1,089,613	1,596,815
Cost of investments	$179,427	$55,486	$48,860,546	$26,346,828	$15,841,408	$45,335,825
UNIT VALUE
Lowest	$10.22	$11.38	$9.64	$19.54	$19.60	$11.70
Highest	$19.15	$13.64	$29.87	$33.79	$28.02	$30.58

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Government Money Market	Invesco V.I. Government Securities
ASSETS
Investments, at fair value	$5,073,687	$100,091,744	$17,408,896	$18,922,878	$3,460,997	$5,283,852
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$5,073,687	$100,091,744	$17,408,896	$18,922,878	$3,460,997	$5,283,852

NET ASSETS
Accumulation Units	$4,910,998	$98,563,879	$16,927,367	$18,780,719	$3,408,658	$5,170,980
Contracts in payout (annuitization) period	162,689	1,527,865	481,529	142,159	52,339	112,872
Total net assets	$5,073,687	$100,091,744	$17,408,896	$18,922,878	$3,460,997	$5,283,852

FUND SHARE INFORMATION
Number of shares	845,614	4,223,280	1,079,956	2,104,881	3,460,997	470,932
Cost of investments	$5,862,198	$62,669,954	$17,355,766	$17,657,081	$3,460,997	$5,627,654
UNIT VALUE
Lowest	$12.84	$17.14	$11.38	$11.85	$9.38	$12.55
Highest	$17.21	$68.71	$30.84	$28.84	$11.47	$17.50
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index
ASSETS
Investments, at fair value	$9,484,292	$12,103,760	$4,648,022	$7,278,600	$5,411,863	$30,362,000
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$9,484,292	$12,103,760	$4,648,022	$7,278,600	$5,411,863	$30,362,000

NET ASSETS
Accumulation Units	$9,349,259	$11,877,109	$4,525,893	$7,192,664	$5,241,521	$29,966,173
Contracts in payout (annuitization) period	135,033	226,651	122,129	85,936	170,342	395,827
Total net assets	$9,484,292	$12,103,760	$4,648,022	$7,278,600	$5,411,863	$30,362,000

FUND SHARE INFORMATION
Number of shares	1,874,366	367,003	421,016	663,500	1,134,563	1,882,331
Cost of investments	$10,546,419	$8,958,559	$5,767,939	$8,215,325	$5,227,680	$27,333,397
UNIT VALUE
Lowest	$7.36	$13.17	$24.13	$17.10	$19.24	$16.89
Highest	$30.27	$26.09	$26.35	$26.22	$29.19	$23.68

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Comstock II	Invesco V.I. Core Equity II
ASSETS
Investments, at fair value	$2,500,252	$4,726,704	$15,162,710	$13,501,577	$54,544,914	$902,623
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$2,500,252	$4,726,704	$15,162,710	$13,501,577	$54,544,914	$902,623

NET ASSETS
Accumulation Units	$2,471,337	$4,622,958	$15,136,923	$13,477,661	$54,299,646	$899,583
Contracts in payout (annuitization) period	28,915	103,746	25,787	23,916	245,268	3,040
Total net assets	$2,500,252	$4,726,704	$15,162,710	$13,501,577	$54,544,914	$902,623

FUND SHARE INFORMATION
Number of shares	114,063	859,401	276,188	984,798	3,396,321	29,440
Cost of investments	$1,800,547	$6,304,529	$10,015,378	$15,120,917	$47,081,730	$844,180
UNIT VALUE
Lowest	$23.54	$13.34	$14.66	$19.21	$16.86	$13.65
Highest	$25.71	$16.39	$28.33	$31.70	$26.54	$19.46

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II	Invesco V.I. Government Money Market II	Invesco V.I. Government Securities II
ASSETS
Investments, at fair value	$106,267	$22,899,333	$19,859,409	$9,396,423	$465,528	$153,196
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$106,267	$22,899,333	$19,859,409	$9,396,423	$465,528	$153,196

NET ASSETS
Accumulation Units	$106,267	$22,795,851	$19,682,946	$9,344,312	$455,368	$153,196
Contracts in payout (annuitization) period	—	103,482	176,463	52,111	10,160	—
Total net assets	$106,267	$22,899,333	$19,859,409	$9,396,423	$465,528	$153,196

FUND SHARE INFORMATION
Number of shares	17,800	972,784	1,238,118	1,045,208	465,528	13,777
Cost of investments	$124,833	$15,739,521	$19,087,123	$8,650,013	$465,528	$167,068
UNIT VALUE
Lowest	$11.83	$15.38	$12.18	$12.00	$7.78	$11.19
Highest	$14.26	$23.31	$23.84	$17.32	$9.39	$13.50

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II
ASSETS
Investments, at fair value	$28,545,940	$5,818,119	$1,390,470	$72,274	$793,488	$5,995,602
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$28,545,940	$5,818,119	$1,390,470	$72,274	$793,488	$5,995,602

NET ASSETS
Accumulation Units	$28,472,173	$5,812,284	$1,390,470	$72,274	$784,294	$5,958,441
Contracts in payout (annuitization) period	73,767	5,835	—	—	9,194	37,161
Total net assets	$28,545,940	$5,818,119	$1,390,470	$72,274	$793,488	$5,995,602

FUND SHARE INFORMATION
Number of shares	1,633,063	1,158,988	42,771	6,625	74,019	1,283,855
Cost of investments	$31,695,998	$6,553,871	$1,311,694	$94,208	$907,989	$6,126,187
UNIT VALUE
Lowest	$21.84	$8.50	$8.81	$20.98	$15.48	$18.03
Highest	$29.07	$21.96	$21.39	$24.66	$21.39	$30.69

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	AB VPS Growth	AB VPS Growth & Income	AB VPS International Value
ASSETS
Investments, at fair value	$39,992,120	$6,454	$2,487,134	$13,313,740	$35,050,307	$5,250,693
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$39,992,120	$6,454	$2,487,134	$13,313,740	$35,050,307	$5,250,693

NET ASSETS
Accumulation Units	$39,765,837	$6,454	$2,479,816	$13,237,307	$34,945,655	$5,248,287
Contracts in payout (annuitization) period	226,283	—	7,318	76,433	104,652	2,406
Total net assets	$39,992,120	$6,454	$2,487,134	$13,313,740	$35,050,307	$5,250,693

FUND SHARE INFORMATION
Number of shares	2,494,830	310	453,030	432,545	1,282,016	427,233
Cost of investments	$33,403,841	$4,778	$3,218,960	$10,370,697	$30,549,353	$6,631,314
UNIT VALUE
Lowest	$15.28	$20.43	$11.22	$13.90	$17.74	$8.10
Highest	$28.24	$24.02	$17.36	$33.86	$28.16	$9.71

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.	Deutsche DWS Variable Series I	Deutsche DWS Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value	AB VPS Value	American Century VP International	DWS Bond VIP (Class A)	DWS Capital Growth VIP (Class A)
ASSETS
Investments, at fair value	$13,146,125	$7,426,694	$435,317	$5,648	$171,168	$1,210,608
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$13,146,125	$7,426,694	$435,317	$5,648	$171,168	$1,210,608

NET ASSETS
Accumulation Units	$13,130,216	$7,406,860	$435,317	$5,648	$154,620	$1,153,897
Contracts in payout (annuitization) period	15,909	19,834	—	—	16,548	56,711
Total net assets	$13,146,125	$7,426,694	$435,317	$5,648	$171,168	$1,210,608

FUND SHARE INFORMATION
Number of shares	268,782	443,385	30,188	592	32,296	44,393
Cost of investments	$9,461,183	$7,817,677	$362,579	$4,674	$184,293	$1,037,786
UNIT VALUE
Lowest	$13.53	$28.46	$11.65	$17.64	$16.48	$27.26
Highest	$32.30	$35.02	$13.96	$18.03	$16.82	$27.82

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Deutsche DWS Variable Series I	Deutsche DWS Variable Series I	Deutsche DWS Variable Series I	Deutsche DWS Variable Series II	Deutsche DWS Variable Series II	Deutsche DWS Variable Series II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	DWS Core Equity VIP (Class A)	DWS CROCI® International VIP (Class A)	DWS Global Small Cap VIP (Class A)	DWS Global Income Builder VIP (Class A)	DWS Government Money Market VIP (Class A)	DWS Small Mid Cap Growth VIP (Class A)
ASSETS
Investments, at fair value	$476,368	$137,718	$589,699	$519,647	$65,979	$288,575
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$476,368	$137,718	$589,699	$519,647	$65,979	$288,575

NET ASSETS
Accumulation Units	$474,927	$123,318	$589,699	$461,885	$52,073	$288,575
Contracts in payout (annuitization) period	1,441	14,400	—	57,762	13,906	—
Total net assets	$476,368	$137,718	$589,699	$519,647	$65,979	$288,575

FUND SHARE INFORMATION
Number of shares	48,461	22,141	66,184	24,362	65,979	22,758
Cost of investments	$495,477	$204,140	$831,461	$542,010	$65,979	$375,063
UNIT VALUE
Lowest	$23.06	$11.22	$31.75	$16.87	$10.08	$20.31
Highest	$23.53	$11.45	$32.40	$17.11	$10.20	$20.59

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Dreyfus Stock Index Fund, Inc.	Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Dreyfus Stock Index Fund, Inc. (Initial Shares)	VIF Government Money Market	VIF Growth & Income	Federated Government Money Fund II	VIP Contrafund	VIP Equity-Income
ASSETS
Investments, at fair value	$223,563	$178,268	$16,020	$2,642,433	$3,919,193	$511,787
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$223,563	$178,268	$16,020	$2,642,433	$3,919,193	$511,787

NET ASSETS
Accumulation Units	$221,683	$178,268	$16,020	$2,610,459	$3,901,437	$503,910
Contracts in payout (annuitization) period	1,880	—	—	31,974	17,756	7,877
Total net assets	$223,563	$178,268	$16,020	$2,642,433	$3,919,193	$511,787

FUND SHARE INFORMATION
Number of shares	4,564	178,268	572	2,642,433	121,979	25,125
Cost of investments	$147,670	$178,268	$14,026	$2,642,433	$3,430,909	$523,748
UNIT VALUE
Lowest	$17.04	$8.51	$17.15	$8.52	$23.53	$19.11
Highest	$27.84	$11.29	$25.00	$11.90	$43.16	$24.48

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Government Money Market	VIP Growth	VIP High Income	VIP Index 500	VIP Investment Grade Bond	VIP Overseas
ASSETS
Investments, at fair value	$36,559,063	$2,822,889	$235,890	$2,971,161	$659,095	$438,603
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$36,559,063	$2,822,889	$235,890	$2,971,161	$659,095	$438,603

NET ASSETS
Accumulation Units	$36,223,172	$2,789,432	$235,890	$2,968,992	$659,095	$438,239
Contracts in payout (annuitization) period	335,891	33,457	—	2,169	—	364
Total net assets	$36,559,063	$2,822,889	$235,890	$2,971,161	$659,095	$438,603

FUND SHARE INFORMATION
Number of shares	36,559,063	44,723	47,463	11,769	53,411	22,928
Cost of investments	$36,559,063	$2,257,727	$271,079	$1,788,216	$677,133	$448,986
UNIT VALUE
Lowest	$9.70	$15.10	$15.36	$17.50	$18.40	$11.14
Highest	$10.06	$33.35	$18.59	$21.30	$19.88	$14.77

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)
ASSETS
Investments, at fair value	$23,618,321	$417,117	$2,854,927	$2,736,654	$750,043	$725,666
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$23,618,321	$417,117	$2,854,927	$2,736,654	$750,043	$725,666

NET ASSETS
Accumulation Units	$23,589,686	$417,117	$2,636,557	$2,736,654	$750,043	$725,666
Contracts in payout (annuitization) period	28,635	—	218,370	—	—	—
Total net assets	$23,618,321	$417,117	$2,854,927	$2,736,654	$750,043	$725,666

FUND SHARE INFORMATION
Number of shares	754,338	21,013	233,246	218,932	58,098	65,790
Cost of investments	$22,159,057	$444,803	$2,640,167	$2,502,576	$671,223	$704,327
UNIT VALUE
Lowest	$15.86	$16.92	$12.55	$12.66	$13.11	$11.09
Highest	$32.80	$22.33	$15.04	$15.17	$15.71	$13.29

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)
ASSETS
Investments, at fair value	$46,263,429	$109,322	$3,482,835	$1,219,489	$1,570,499	$10,606,099
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$46,263,429	$109,322	$3,482,835	$1,219,489	$1,570,499	$10,606,099

NET ASSETS
Accumulation Units	$45,823,577	$109,322	$3,481,100	$1,219,489	$1,569,591	$10,606,099
Contracts in payout (annuitization) period	439,852	—	1,735	—	908	—
Total net assets	$46,263,429	$109,322	$3,482,835	$1,219,489	$1,570,499	$10,606,099

FUND SHARE INFORMATION
Number of shares	46,263,429	1,766	183,888	32,554	327,870	42,508
Cost of investments	$46,263,429	$74,093	$2,859,642	$1,119,402	$1,781,243	$8,430,673
UNIT VALUE
Lowest	$8.18	$17.78	$17.59	$23.19	$14.66	$17.02
Highest	$9.82	$26.89	$21.08	$27.79	$23.02	$26.46

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP (Class 2)	Franklin Growth and Income VIP (Class 2)	Franklin Income VIP (Class 2)
ASSETS
Investments, at fair value	$580	$6,782,633	$6,589	$925,863	$16,048,289	$62,568,215
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$580	$6,782,633	$6,589	$925,863	$16,048,289	$62,568,215

NET ASSETS
Accumulation Units	$580	$6,729,228	$6,589	$925,863	$16,006,148	$62,020,592
Contracts in payout (annuitization) period	—	53,405	—	—	42,141	547,623
Total net assets	$580	$6,782,633	$6,589	$925,863	$16,048,289	$62,568,215

FUND SHARE INFORMATION
Number of shares	48	232,123	348	143,322	1,106,016	4,244,791
Cost of investments	$608	$7,377,584	$6,001	$1,176,638	$15,386,203	$64,731,566
UNIT VALUE
Lowest	$15.32	$14.72	$12.62	$19.07	$21.59	$15.61
Highest	$15.32	$24.00	$19.32	$22.85	$27.18	$19.29

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Large Cap Growth VIP (Class 2)	Franklin Mutual Global Discovery VIP (Class 2)	Franklin Mutual Shares VIP (Class 2)	Franklin Small Cap Value VIP (Class 2)	Franklin Small-Mid Cap Growth VIP (Class 2)	Franklin U.S. Government Securities VIP (Class 2)
ASSETS
Investments, at fair value	$14,716,845	$6,692,971	$33,513,199	$14,664,370	$613,144	$8,298,369
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$14,716,845	$6,692,971	$33,513,199	$14,664,370	$613,144	$8,298,369

NET ASSETS
Accumulation Units	$14,592,034	$6,604,624	$33,311,009	$14,601,321	$613,144	$8,124,599
Contracts in payout (annuitization) period	124,811	88,347	202,190	63,049	—	173,770
Total net assets	$14,716,845	$6,692,971	$33,513,199	$14,664,370	$613,144	$8,298,369

FUND SHARE INFORMATION
Number of shares	786,997	394,866	1,926,046	1,004,409	40,285	703,848
Cost of investments	$13,429,087	$7,996,497	$34,601,238	$16,911,746	$712,356	$8,880,088
UNIT VALUE
Lowest	$16.96	$13.47	$15.19	$19.89	$13.63	$10.31
Highest	$20.78	$20.25	$30.77	$37.31	$38.41	$12.71

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Templeton Developing Markets VIP (Class 2)	Templeton Foreign VIP (Class 2)	Templeton Global Bond VIP (Class 2)	Templeton Growth VIP (Class 2)	VIT Large Cap Value	VIT Mid Cap Value
ASSETS
Investments, at fair value	$6,039,389	$31,544,563	$885,577	$458,403	$1,505,089	$1,343,426
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$6,039,389	$31,544,563	$885,577	$458,403	$1,505,089	$1,343,426

NET ASSETS
Accumulation Units	$6,039,389	$31,421,391	$778,027	$448,855	$1,485,630	$1,343,426
Contracts in payout (annuitization) period	—	123,172	107,550	9,548	19,459	—
Total net assets	$6,039,389	$31,544,563	$885,577	$458,403	$1,505,089	$1,343,426

FUND SHARE INFORMATION
Number of shares	707,188	2,476,025	52,619	37,543	196,231	104,222
Cost of investments	$6,579,843	$36,065,054	$879,750	$478,090	$2,014,517	$1,599,071
UNIT VALUE
Lowest	$20.69	$11.95	$20.57	$14.38	$14.24	$17.31
Highest	$33.92	$20.85	$34.08	$22.25	$18.95	$43.59

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Janus Henderson VIT Forty (Institutional Shares)	Lazard Retirement Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I
ASSETS
Investments, at fair value	$3,065,980	$8,680	$2,850,434	$1,633	$116	$474
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$3,065,980	$8,680	$2,850,434	$1,633	$116	$474

NET ASSETS
Accumulation Units	$3,064,599	$8,680	$2,848,712	$1,633	$116	$474
Contracts in payout (annuitization) period	1,381	—	1,722	—	—	—
Total net assets	$3,065,980	$8,680	$2,850,434	$1,633	$116	$474

FUND SHARE INFORMATION
Number of shares	295,659	888	189,650	46	6	27
Cost of investments	$3,753,119	$10,172	$2,744,642	$1,421	$107	$471
UNIT VALUE
Lowest	$16.67	$15.98	$16.72	$34.23	$45.44	$21.11
Highest	$33.69	$25.40	$24.98	$34.23	$45.44	$21.11

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities	Mid-Cap Stock	MFS Growth
ASSETS
Investments, at fair value	$10,026,397	$2,542,178	$6,557,344	$4,417,974	$7,663,350	$728,239
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$10,026,397	$2,542,178	$6,557,344	$4,417,974	$7,663,350	$728,239

NET ASSETS
Accumulation Units	$9,868,768	$2,531,538	$6,493,687	$4,397,537	$7,627,685	$697,860
Contracts in payout (annuitization) period	157,629	10,640	63,657	20,437	35,665	30,379
Total net assets	$10,026,397	$2,542,178	$6,557,344	$4,417,974	$7,663,350	$728,239

FUND SHARE INFORMATION
Number of shares	904,909	179,914	213,943	421,562	385,869	15,491
Cost of investments	$10,730,818	$2,959,160	$6,325,818	$5,422,699	$8,021,109	$482,317
UNIT VALUE
Lowest	$15.84	$18.46	$15.05	$21.26	$14.48	$14.31
Highest	$19.41	$22.62	$18.44	$26.06	$17.74	$37.66

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond	MFS Utilities	MFS Growth (Service Class)
ASSETS
Investments, at fair value	$707,004	$965,048	$434,413	$863,616	$234,031	$46,887
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$707,004	$965,048	$434,413	$863,616	$234,031	$46,887

NET ASSETS
Accumulation Units	$703,920	$965,048	$433,198	$863,616	$234,031	$46,887
Contracts in payout (annuitization) period	3,084	—	1,215	—	—	—
Total net assets	$707,004	$965,048	$434,413	$863,616	$234,031	$46,887

FUND SHARE INFORMATION
Number of shares	26,137	55,272	17,425	68,270	7,966	1,036
Cost of investments	$557,786	$886,090	$388,204	$861,377	$198,121	$25,097
UNIT VALUE
Lowest	$17.70	$20.63	$15.75	$18.82	$31.63	$20.38
Highest	$22.63	$44.70	$21.73	$20.34	$34.49	$33.66

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust II	Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Investors Trust (Service Class)	MFS New Discovery Series (Service Class)	MFS Research (Service Class)	MFS Utilities (Service Class)	MFS High Yield	Morgan Stanley VIF Core Plus Fixed Income
ASSETS
Investments, at fair value	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487

NET ASSETS
Accumulation Units	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487

FUND SHARE INFORMATION
Number of shares	4,355	3,902	1,465	15,413	35,603	14,909
Cost of investments	$86,895	$58,527	$27,334	$369,339	$215,501	$157,368
UNIT VALUE
Lowest	$18.09	$20.48	$18.40	$24.22	$18.82	$13.57
Highest	$24.95	$29.59	$27.47	$34.78	$20.34	$18.80

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Emerging Markets Equity	Morgan Stanley VIF Global Infrastructure	Morgan Stanley VIF Global Strategist	Morgan Stanley VIF Growth	Morgan Stanley VIF Mid Cap Growth	Morgan Stanley VIF U.S. Real Estate
ASSETS
Investments, at fair value	$11,441,247	$27,866,807	$45,412,176	$24,575,862	$11,423,015	$11,245,226
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$11,441,247	$27,866,807	$45,412,176	$24,575,862	$11,423,015	$11,245,226

NET ASSETS
Accumulation Units	$11,413,407	$27,171,286	$44,368,923	$24,401,590	$11,317,738	$11,214,366
Contracts in payout (annuitization) period	27,840	695,521	1,043,253	174,272	105,277	30,860
Total net assets	$11,441,247	$27,866,807	$45,412,176	$24,575,862	$11,423,015	$11,245,226

FUND SHARE INFORMATION
Number of shares	789,596	4,098,060	4,610,373	858,695	1,066,575	576,087
Cost of investments	$10,692,243	$33,988,396	$47,131,294	$21,288,293	$11,704,664	$8,932,252
UNIT VALUE
Lowest	$15.96	$15.60	$11.18	$21.59	$28.83	$27.31
Highest	$28.32	$63.68	$60.10	$40.80	$37.02	$53.96

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Emerging Markets Debt (Class II)	Morgan Stanley VIF Emerging Markets Equity (Class II)	Morgan Stanley VIF Global Franchise (Class II)	Morgan Stanley VIF Global Infrastructure (Class II)	Morgan Stanley VIF Global Strategist (Class II)	Morgan Stanley VIF Growth (Class II)
ASSETS
Investments, at fair value	$5,112,309	$2,923,441	$21,327,513	$8,388,342	$15,155,089	$5,196,704
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$5,112,309	$2,923,441	$21,327,513	$8,388,342	$15,155,089	$5,196,704

NET ASSETS
Accumulation Units	$5,112,309	$2,923,441	$21,269,958	$8,328,165	$15,045,098	$5,176,385
Contracts in payout (annuitization) period	—	—	57,555	60,177	109,991	20,319
Total net assets	$5,112,309	$2,923,441	$21,327,513	$8,388,342	$15,155,089	$5,196,704

FUND SHARE INFORMATION
Number of shares	727,213	202,454	1,907,649	1,240,879	1,548,017	192,828
Cost of investments	$5,862,448	$2,902,079	$26,515,795	$10,273,050	$15,635,826	$4,519,455
UNIT VALUE
Lowest	$17.61	$27.15	$25.62	$13.96	$12.09	$31.75
Highest	$26.73	$33.41	$38.88	$30.22	$17.78	$45.19

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Mid Cap Growth (Class II)	Morgan Stanley VIF U.S. Real Estate (Class II)	Income Plus	Multi Cap Growth	Income Plus (Class Y Shares)	Multi Cap Growth (Class Y Shares)
ASSETS
Investments, at fair value	$10,159,258	$19,934,871	$34,949,358	$190,226,536	$37,936,708	$48,920,086
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$10,159,258	$19,934,871	$34,949,358	$190,226,536	$37,936,708	$48,920,086

NET ASSETS
Accumulation Units	$10,118,253	$19,895,008	$34,381,832	$188,945,422	$37,712,495	$48,764,507
Contracts in payout (annuitization) period	41,005	39,863	567,526	1,281,114	224,213	155,579
Total net assets	$10,159,258	$19,934,871	$34,949,358	$190,226,536	$37,936,708	$48,920,086

FUND SHARE INFORMATION
Number of shares	974,977	1,027,571	3,350,849	4,103,247	3,644,256	1,110,054
Cost of investments	$10,505,663	$16,350,281	$36,216,398	$175,193,805	$39,395,753	$45,597,820
UNIT VALUE
Lowest	$17.68	$26.39	$17.67	$26.13	$13.82	$23.54
Highest	$42.18	$37.08	$55.37	$381.35	$21.01	$52.37

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Neuberger Berman Advisors Management Trust	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AMT Large Cap Value	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income
ASSETS
Investments, at fair value	$23,856	$2,589,074	$844,298	$519,656	$2,033,955	$1,104,420
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$23,856	$2,589,074	$844,298	$519,656	$2,033,955	$1,104,420

NET ASSETS
Accumulation Units	$23,856	$2,576,890	$825,718	$519,656	$2,033,750	$1,055,673
Contracts in payout (annuitization) period	—	12,184	18,580	—	205	48,747
Total net assets	$23,856	$2,589,074	$844,298	$519,656	$2,033,955	$1,104,420

FUND SHARE INFORMATION
Number of shares	1,636	53,383	58,510	7,570	53,525	237,000
Cost of investments	$24,229	$2,383,413	$792,818	$443,622	$1,793,147	$1,195,330
UNIT VALUE
Lowest	$22.43	$13.53	$12.19	$9.11	$20.23	$3.97
Highest	$24.51	$21.92	$16.39	$22.77	$33.93	$21.39

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street	Oppenheimer Main Street Small Cap	Oppenheimer Total Return Bond	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Discovery Mid Cap Growth (SS)
ASSETS
Investments, at fair value	$1,045,464	$1,090,813	$440,294	$13,260,353	$5,061,276	$4,497,418
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,045,464	$1,090,813	$440,294	$13,260,353	$5,061,276	$4,497,418

NET ASSETS
Accumulation Units	$1,041,823	$1,090,813	$440,294	$13,212,847	$4,864,001	$4,483,746
Contracts in payout (annuitization) period	3,641	—	—	47,506	197,275	13,672
Total net assets	$1,045,464	$1,090,813	$440,294	$13,260,353	$5,061,276	$4,497,418

FUND SHARE INFORMATION
Number of shares	38,995	53,576	58,784	277,529	355,427	69,825
Cost of investments	$923,918	$1,164,464	$537,192	$12,127,025	$5,119,650	$3,956,705
UNIT VALUE
Lowest	$16.19	$37.13	$11.91	$19.06	$12.95	$22.21
Highest	$24.49	$40.13	$12.87	$23.83	$16.30	$27.96

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Oppenheimer Total Return Bond (SS)	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
ASSETS
Investments, at fair value	$5,933,471	$27,811,395	$22,301,312	$9,697,945	$9,765,272	$433,892
Due from (to) Allstate Life Insurance Company	—		—	—	—	—
Total assets	$5,933,471	$27,811,395	$22,301,312	$9,697,945	$9,765,272	$433,892

NET ASSETS
Accumulation Units	$5,865,865	$27,613,607	$22,097,913	$9,582,721	$9,695,572	$433,892
Contracts in payout (annuitization) period	67,606	197,788	203,399	115,224	69,700	—
Total net assets	$5,933,471	$27,811,395	$22,301,312	$9,697,945	$9,765,272	$433,892

FUND SHARE INFORMATION
Number of shares	158,099	5,794,041	841,242	484,171	1,321,417	71,247
Cost of investments	$5,068,143	$30,369,296	$19,971,406	$9,578,871	$10,974,502	$1,020,241
UNIT VALUE
Lowest	$26.65	$14.78	$21.65	$30.25	$7.70	$4.22
Highest	$33.55	$18.60	$27.25	$38.08	$9.44	$5.00

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT International Bond (US Dollar-Hedged)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return	PIMCO VIT Total Return (Advisor Shares)	VT Diversified Income
ASSETS
Investments, at fair value	$486,618	$643	$3,122,957	$1,765	$7,146,671	$14,509,152
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$486,618	$643	$3,122,957	$1,765	$7,146,671	$14,509,152

NET ASSETS
Accumulation Units	$486,618	$643	$3,108,397	$1,765	$7,146,671	$14,460,215
Contracts in payout (annuitization) period	—	—	14,560	—	—	48,937
Total net assets	$486,618	$643	$3,122,957	$1,765	$7,146,671	$14,509,152

FUND SHARE INFORMATION
Number of shares	40,518	59	263,541	168	681,934	2,488,705
Cost of investments	$538,791	$615	$3,325,239	$1,812	$7,385,790	$18,037,589
UNIT VALUE
Lowest	$13.95	$18.38	$11.27	$17.33	$12.97	$14.43
Highest	$16.49	$18.38	$13.32	$17.33	$15.34	$22.12

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Equity Income	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity	VT Global Health Care	VT Global Utilities
ASSETS
Investments, at fair value	$137,308,212	$37,341,164	$14,792,177	$10,889,665	$18,552,014	$6,659,893
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$137,308,212	$37,341,164	$14,792,177	$10,889,665	$18,552,014	$6,659,893

NET ASSETS
Accumulation Units	$136,494,074	$37,042,268	$14,729,692	$10,858,952	$18,494,546	$6,630,694
Contracts in payout (annuitization) period	814,138	298,896	62,485	30,713	57,468	29,199
Total net assets	$137,308,212	$37,341,164	$14,792,177	$10,889,665	$18,552,014	$6,659,893

FUND SHARE INFORMATION
Number of shares	5,938,937	3,295,778	963,660	644,740	1,380,358	604,895
Cost of investments	$119,978,454	$32,250,053	$15,149,197	$9,536,933	$18,951,676	$7,859,014
UNIT VALUE
Lowest	$9.95	$14.33	$15.27	$7.55	$19.71	$12.35
Highest	$33.28	$18.98	$24.54	$18.24	$30.46	$25.76

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Government Money Market	VT Growth Opportunities	VT High Yield	VT Income	VT International Equity	VT International Growth
ASSETS
Investments, at fair value	$32,507,726	$86,740,878	$18,793,784	$42,591,610	$43,311,246	$7,361,497
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$32,507,726	$86,740,878	$18,793,784	$42,591,610	$43,311,246	$7,361,497

NET ASSETS
Accumulation Units	$32,329,452	$86,381,620	$18,674,967	$42,159,490	$43,043,443	$7,343,609
Contracts in payout (annuitization) period	178,274	359,258	118,817	432,120	267,803	17,888
Total net assets	$32,507,726	$86,740,878	$18,793,784	$42,591,610	$43,311,246	$7,361,497

FUND SHARE INFORMATION
Number of shares	32,507,726	9,063,833	3,201,667	3,980,524	3,558,853	419,220
Cost of investments	$32,507,726	$70,277,856	$21,116,819	$46,264,996	$51,062,428	$6,700,496
UNIT VALUE
Lowest	$7.64	$9.23	$16.31	$13.28	$8.45	$6.40
Highest	$11.38	$29.55	$26.30	$21.50	$18.59	$14.54

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Value	VT Mortgage Securities	VT Multi-Cap Core	VT Research	VT Small Cap Growth	VT Small Cap Value
ASSETS
Investments, at fair value	$7,775,007	$9,647,014	$38,963,966	$17,870,747	$2,727,053	$24,085,830
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$7,775,007	$9,647,014	$38,963,966	$17,870,747	$2,727,053	$24,085,830

NET ASSETS
Accumulation Units	$7,753,935	$9,459,138	$38,817,047	$17,770,651	$2,727,053	$24,045,974
Contracts in payout (annuitization) period	21,072	187,876	146,919	100,096	—	39,856
Total net assets	$7,775,007	$9,647,014	$38,963,966	$17,870,747	$2,727,053	$24,085,830

FUND SHARE INFORMATION
Number of shares	830,663	1,050,873	2,311,030	701,089	203,360	2,718,491
Cost of investments	$10,075,322	$11,439,557	$29,616,107	$9,182,742	$3,348,650	$36,801,156
UNIT VALUE
Lowest	$10.30	$8.82	$10.98	$13.96	$20.11	$18.11
Highest	$16.20	$19.19	$28.73	$29.53	$29.17	$39.40

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
	Sub-Account	Sub-Account	Sub-Account
	VT Sustainable Future	VT Sustainable Leaders	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
ASSETS
Investments, at fair value	$5,023,094	$63,087,131	$9,544
Due from (to) Allstate Life Insurance Company	—	—	—
Total assets	$5,023,094	$63,087,131	$9,544

NET ASSETS
Accumulation Units	$5,023,094	$62,953,205	$9,544
Contracts in payout (annuitization) period	—	133,926	—
Total net assets	$5,023,094	$63,087,131	$9,544

FUND SHARE INFORMATION
Number of shares	298,816	1,887,706	311
Cost of investments	$4,712,027	$47,898,601	$10,169
UNIT VALUE
Lowest	$23.62	$9.44	$11.47
Highest	$33.66	$35.36	$22.34

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond	AST BlackRock/Loomis Sayles Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(56,960)	(27,113)	(76,334)	(184)	(956)	(831)
Administrative expense	(5,158)	(2,830)	(8,893)	(17)	(129)	(110)
Net investment income (loss)	(62,118)	(29,943)	(85,227)	(201)	(1,085)	(941)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,339,822	770,971	2,170,496	96,149	17,361	4,627
Cost of investments sold	1,043,836	471,518	1,238,979	95,390	17,617	4,217
Realized gains (losses) on fund
shares	295,986	299,453	931,517	759	(256)	410
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	295,986	299,453	931,517	759	(256)	410
Change in unrealized gains
(losses)	(555,974)	(390,438)	(1,157,535)	(233)	816	(955)
Net realized and change in
unrealized gains (losses) on
investments	(259,988)	(90,985)	(226,018)	526	560	(545)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(322,106)	$(120,928)	$(311,245)	$325	$(525)	$(1,486)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2018*	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2026
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,696)	(5,106)	(1,726)	(1,206)	(650)	(10,820)
Administrative expense	(289)	(431)	(184)	(135)	(73)	(1,069)
Net investment income (loss)	(2,985)	(5,537)	(1,910)	(1,341)	(723)	(11,889)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	350,644	61,542	2,897	1,394	758	777,648
Cost of investments sold	302,535	65,182	2,870	1,287	698	798,325
Realized gains (losses) on fund
shares	48,109	(3,640)	27	107	60	(20,677)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	48,109	(3,640)	27	107	60	(20,677)
Change in unrealized gains
(losses)	(46,877)	4,889	6,453	1,484	(400)	8,785
Net realized and change in
unrealized gains (losses) on
investments	1,232	1,249	6,480	1,591	(340)	(11,892)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,753)	$(4,288)	$4,570	$250	$(1,063)	$(23,781)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2027	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Fidelity Institutional AMSM Quantitative*	AST Global Real Estate	AST Goldman Sachs Large-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,497)	(59,242)	(140)	(15,950)	(26)	(1,160)
Administrative expense	(137)	(5,873)	(14)	(1,808)	(3)	(117)
Net investment income (loss)	(1,634)	(65,115)	(154)	(17,758)	(29)	(1,277)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	148,339	2,194,687	976	333,478	401	2,175
Cost of investments sold	152,005	1,555,438	819	258,981	190	1,803
Realized gains (losses) on fund
shares	(3,666)	639,249	157	74,497	211	372
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	(3,666)	639,249	157	74,497	211	372
Change in unrealized gains
(losses)	1,162	(813,587)	(636)	(164,543)	(293)	(6,926)
Net realized and change in
unrealized gains (losses) on
investments	(2,504)	(174,338)	(479)	(90,046)	(82)	(6,554)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(4,138)	$(239,453)	$(633)	$(107,804)	$(111)	$(7,831)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Mid-Cap Growth	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market	AST High Yield	AST Hotchkis & Wiley Large-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$3,765	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,243)	(4,964)	(36)	(4,729)	(273)	(13)
Administrative expense	(172)	(572)	(4)	(457)	(43)	(3)
Net investment income (loss)	(1,415)	(5,536)	(40)	(1,421)	(316)	(16)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	26,721	35,161	198	548,236	769	17
Cost of investments sold	17,388	27,673	85	548,236	566	12
Realized gains (losses) on fund
shares	9,333	7,488	113	—	203	5
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	9,333	7,488	113	—	203	5
Change in unrealized gains
(losses)	(12,578)	(34,254)	(447)	—	(749)	(184)
Net realized and change in
unrealized gains (losses) on
investments	(3,245)	(26,766)	(334)	—	(546)	(179)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(4,660)	$(32,302)	$(374)	$(1,421)	$(862)	$(195)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST International Growth	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(501)	(480)	(29,457)	(2,574)	(1,662)	(31,788)
Administrative expense	(70)	(64)	(3,261)	(333)	(153)	(3,351)
Net investment income (loss)	(571)	(544)	(32,718)	(2,907)	(1,815)	(35,139)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,294	7,106	669,125	135,913	8,318	939,003
Cost of investments sold	5,254	6,180	646,259	128,743	6,595	741,380
Realized gains (losses) on fund
shares	1,040	926	22,866	7,170	1,723	197,623
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	1,040	926	22,866	7,170	1,723	197,623
Change in unrealized gains
(losses)	(7,087)	(7,602)	18,210	(25,195)	(19,707)	(304,001)
Net realized and change in
unrealized gains (losses) on
investments	(6,047)	(6,676)	41,076	(18,025)	(17,984)	(106,378)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,618)	$(7,220)	$8,358	$(20,932)	$(19,799)	$(141,517)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Loomis Sayles Large-Cap Growth	AST Lord Abbett Core Fixed Income*	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value	AST New Discovery Asset Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,429)	(353)	(506)	(38)	(279)	(3,547)
Administrative expense	(291)	(52)	(80)	(6)	(35)	(277)
Net investment income (loss)	(2,720)	(405)	(586)	(44)	(314)	(3,824)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	19,360	48,804	11,287	701	2,902	19,853
Cost of investments sold	8,965	41,035	6,333	244	2,136	17,190
Realized gains (losses) on fund
shares	10,395	7,769	4,954	457	766	2,663
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	10,395	7,769	4,954	457	766	2,663
Change in unrealized gains
(losses)	(14,420)	(8,557)	(9,657)	(351)	(4,578)	(17,401)
Net realized and change in
unrealized gains (losses) on
investments	(4,025)	(788)	(4,703)	106	(3,812)	(14,738)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,745)	$(1,193)	$(5,289)	$62	$(4,126)	$(18,562)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Parametric Emerging Markets Equity	AST Preservation Asset Allocation	AST Prudential Growth Allocation	AST QMA US Equity Alpha	AST RCM World Trends	AST Small-Cap Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(80)	(65,859)	(165,481)	(534)	(20,442)	(9)
Administrative expense	(8)	(7,488)	(18,133)	(82)	(1,929)	(1)
Net investment income (loss)	(88)	(73,347)	(183,614)	(616)	(22,371)	(10)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	459	2,253,463	4,652,467	12,637	537,019	961
Cost of investments sold	411	1,657,152	3,470,465	7,341	337,743	821
Realized gains (losses) on fund
shares	48	596,311	1,182,002	5,296	199,276	140
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	48	596,311	1,182,002	5,296	199,276	140
Change in unrealized gains
(losses)	(817)	(705,263)	(1,977,070)	(9,245)	(284,253)	(157)
Net realized and change in
unrealized gains (losses) on
investments	(769)	(108,952)	(795,068)	(3,949)	(84,977)	(17)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(857)	$(182,299)	$(978,682)	$(4,565)	$(107,348)	$(27)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Small-Cap Growth Opportunities	AST Small-Cap Value	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Large-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(259)	(368)	(278)	(59,085)	(74)	(221)
Administrative expense	(36)	(49)	(33)	(5,857)	(10)	(27)
Net investment income (loss)	(295)	(417)	(311)	(64,942)	(84)	(248)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,194	1,424	1,986	1,431,394	1,414	1,296
Cost of investments sold	2,256	1,018	1,979	1,011,319	1,102	1,150
Realized gains (losses) on fund
shares	938	406	7	420,075	312	146
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	938	406	7	420,075	312	146
Change in unrealized gains
(losses)	(3,211)	(6,011)	444	(606,345)	(20)	(1,855)
Net realized and change in
unrealized gains (losses) on
investments	(2,273)	(5,605)	451	(186,270)	292	(1,709)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,568)	$(6,022)	$140	$(251,212)	$208	$(1,957)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST T. Rowe Price Natural Resources	AST WEDGE Capital Mid-Cap Value	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond*	Invesco V.I. American Franchise	Invesco V.I. American Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$144,649
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(510)	(473)	(3,376)	(239)	(1,067,628)	(488,579)
Administrative expense	(63)	(52)	(352)	(39)	(77,665)	(34,270)
Net investment income (loss)	(573)	(525)	(3,728)	(278)	(1,145,293)	(378,200)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,105	525	28,046	2,409	13,561,761	5,960,920
Cost of investments sold	6,290	193	25,777	2,317	8,503,833	4,949,185
Realized gains (losses) on fund
shares	(185)	332	2,269	92	5,057,928	1,011,735
Realized gain distributions	—	—	—	—	4,718,329	4,139,646
Net realized gains (losses)	(185)	332	2,269	92	9,776,257	5,151,381
Change in unrealized gains
(losses)	(6,497)	(6,186)	(13,729)	64	(11,314,813)	(8,600,431)
Net realized and change in
unrealized gains (losses) on
investments	(6,682)	(5,854)	(11,460)	156	(1,538,556)	(3,449,050)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(7,255)	$(6,379)	$(15,188)	$(122)	$(2,683,849)	$(3,827,250)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$367,292	$515,341	$193,284	$2,694,086	$446,288	$252,450
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(301,178)	(787,765)	(72,723)	(1,521,159)	(274,367)	(319,625)
Administrative expense	(21,952)	(59,200)	(5,518)	(110,178)	(20,183)	(23,709)
Net investment income (loss)	44,162	(331,624)	115,043	1,062,749	151,738	(90,884)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,874,575	10,814,495	1,399,066	20,248,755	4,415,479	4,701,352
Cost of investments sold	3,393,302	8,202,630	1,561,300	10,826,248	3,740,333	3,730,542
Realized gains (losses) on fund
shares	1,481,273	2,611,865	(162,234)	9,422,507	675,146	970,810
Realized gain distributions	2,087,370	3,690,921	—	3,868,186	877,400	—
Net realized gains (losses)	3,568,643	6,302,786	(162,234)	13,290,693	1,552,546	970,810
Change in unrealized gains
(losses)	(6,335,734)	(11,846,607)	(173,543)	(24,394,107)	(3,831,991)	(4,720,287)
Net realized and change in
unrealized gains (losses) on
investments	(2,767,091)	(5,543,821)	(335,777)	(11,103,414)	(2,279,445)	(3,749,477)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,722,929)	$(5,875,445)	$(220,734)	$(10,040,665)	$(2,127,707)	$(3,840,361)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$51,553	$115,695	$513,900	$290,015	$89,508	$43,039
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(43,838)	(71,576)	(138,078)	(192,061)	(72,901)	(118,238)
Administrative expense	(3,370)	(5,613)	(9,837)	(14,672)	(5,411)	(8,641)
Net investment income (loss)	4,345	38,506	365,985	83,282	11,196	(83,840)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	749,366	1,574,375	2,248,006	2,889,286	830,692	1,142,644
Cost of investments sold	749,366	1,680,716	2,329,319	1,801,983	880,564	1,031,774
Realized gains (losses) on fund
shares	—	(106,341)	(81,313)	1,087,303	(49,872)	110,870
Realized gain distributions	—	—	—	98,215	180,593	1,191,061
Net realized gains (losses)	—	(106,341)	(81,313)	1,185,518	130,721	1,301,931
Change in unrealized gains
(losses)	—	6,586	(764,921)	(3,679,766)	(793,165)	(2,292,222)
Net realized and change in
unrealized gains (losses) on
investments	—	(99,755)	(846,234)	(2,494,248)	(662,444)	(990,291)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,345	$(61,249)	$(480,249)	$(2,410,966)	$(651,248)	$(1,074,131)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$509,651	$—	$19,117	$—	$31,722
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(82,944)	(476,105)	(39,037)	(80,194)	(312,169)	(254,778)
Administrative expense	(6,384)	(33,833)	(2,980)	(6,120)	(28,751)	(32,419)
Net investment income (loss)	(89,328)	(287)	(42,017)	(67,197)	(340,920)	(255,475)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,322,631	7,534,019	472,415	1,034,572	4,629,609	3,553,600
Cost of investments sold	995,933	5,459,632	292,895	1,042,924	2,583,862	2,982,417
Realized gains (losses) on fund
shares	326,698	2,074,387	179,520	(8,352)	2,045,747	571,183
Realized gain distributions	666,975	2,517,940	131,848	613,327	1,199,420	2,288,019
Net realized gains (losses)	993,673	4,592,327	311,368	604,975	3,245,167	2,859,202
Change in unrealized gains
(losses)	(1,261,345)	(6,506,370)	(282,276)	(1,751,548)	(3,588,422)	(4,721,503)
Net realized and change in
unrealized gains (losses) on
investments	(267,672)	(1,914,043)	29,092	(1,146,573)	(343,255)	(1,862,301)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(357,000)	$(1,914,330)	$(12,925)	$(1,213,770)	$(684,175)	$(2,117,776)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Comstock II	Invesco V.I. Core Equity II	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II
NET INVESTMENT INCOME (LOSS)
Dividends	$947,522	$—	$3,699	$552,787	$459,457	$91,157
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,093,815)	(18,069)	(1,710)	(433,010)	(370,397)	(187,883)
Administrative expense	(107,251)	(1,816)	(108)	(33,873)	(39,446)	(15,313)
Net investment income (loss)	(253,544)	(19,885)	1,881	85,904	49,614	(112,039)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	14,469,824	185,515	2,069	4,845,993	4,714,188	1,822,558
Cost of investments sold	9,580,241	151,797	2,370	2,876,274	3,824,114	1,424,925
Realized gains (losses) on fund
shares	4,889,583	33,718	(301)	1,969,719	890,074	397,633
Realized gain distributions	6,517,217	69,661	—	886,950	1,020,839	—
Net realized gains (losses)	11,406,800	103,379	(301)	2,856,669	1,910,913	397,633
Change in unrealized gains
(losses)	(19,869,093)	(200,852)	(6,323)	(5,400,403)	(4,527,136)	(2,235,260)
Net realized and change in
unrealized gains (losses) on
investments	(8,462,293)	(97,473)	(6,624)	(2,543,734)	(2,616,223)	(1,837,627)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(8,715,837)	$(117,358)	$(4,743)	$(2,457,830)	$(2,566,609)	$(1,949,666)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Money Market II	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II
NET INVESTMENT INCOME (LOSS)
Dividends	$6,242	$3,001	$616,700	$303,227	$30,454	$1,211
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(6,856)	(2,667)	(541,615)	(104,754)	(26,819)	(1,225)
Administrative expense	(490)	(156)	(69,244)	(8,828)	(3,128)	(82)
Net investment income (loss)	(1,104)	178	5,841	189,645	507	(96)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	71,610	15,909	8,550,665	1,115,212	486,722	10,992
Cost of investments sold	71,610	17,236	7,585,194	1,182,457	414,240	12,347
Realized gains (losses) on fund
shares	—	(1,327)	965,471	(67,245)	72,482	(1,355)
Realized gain distributions	—	—	3,241,942	—	11,946	2,903
Net realized gains (losses)	—	(1,327)	4,207,413	(67,245)	84,428	1,548
Change in unrealized gains
(losses)	—	(1,325)	(9,301,320)	(462,208)	(381,943)	(11,995)
Net realized and change in
unrealized gains (losses) on
investments	—	(2,652)	(5,093,907)	(529,453)	(297,515)	(10,447)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,104)	$(2,474)	$(5,088,066)	$(339,808)	$(297,008)	$(10,543)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	AB VPS Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$1,076	$—	$580,731	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(15,248)	(112,257)	(760,594)	(107)	(47,097)	(231,532)
Administrative expense	(1,553)	(10,339)	(64,852)	(7)	(5,529)	(20,933)
Net investment income (loss)	(15,725)	(122,596)	(244,715)	(114)	(52,626)	(252,465)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	154,619	1,415,918	9,662,659	410	459,760	2,621,690
Cost of investments sold	146,892	1,168,385	6,736,770	256	448,980	1,701,877
Realized gains (losses) on fund
shares	7,727	247,533	2,925,889	154	10,780	919,813
Realized gain distributions	137,863	763,468	3,458,129	346	310,600	1,862,413
Net realized gains (losses)	145,590	1,011,001	6,384,018	500	321,380	2,782,226
Change in unrealized gains
(losses)	(249,831)	(1,328,034)	(8,843,846)	(506)	(898,510)	(2,106,171)
Net realized and change in
unrealized gains (losses) on
investments	(104,241)	(317,033)	(2,459,828)	(6)	(577,130)	676,055

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(119,966)	$(439,629)	$(2,704,543)	$(120)	$(629,756)	$423,590

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Growth & Income	AB VPS International Value	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value	AB VPS Value	American Century VP International
NET INVESTMENT INCOME (LOSS)
Dividends	$297,551	$70,973	$—	$21,037	$5,473	$85
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(644,863)	(99,798)	(238,257)	(147,919)	(8,975)	(91)
Administrative expense	(46,446)	(12,411)	(17,436)	(18,265)	(1,062)	(7)
Net investment income (loss)	(393,758)	(41,236)	(255,693)	(145,147)	(4,564)	(13)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	7,087,684	1,096,483	2,978,375	2,251,843	106,750	103
Cost of investments sold	5,136,037	1,117,390	1,828,460	1,889,410	76,335	70
Realized gains (losses) on fund
shares	1,951,647	(20,907)	1,149,915	362,433	30,415	33
Realized gain distributions	4,523,054	—	1,722,923	748,735	—	438
Net realized gains (losses)	6,474,701	(20,907)	2,872,838	1,111,168	30,415	471
Change in unrealized gains
(losses)	(8,835,648)	(1,583,195)	(2,392,285)	(2,483,558)	(116,140)	(1,568)
Net realized and change in
unrealized gains (losses) on
investments	(2,360,947)	(1,604,102)	480,553	(1,372,390)	(85,725)	(1,097)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,754,705)	$(1,645,338)	$224,860	$(1,517,537)	$(90,289)	$(1,110)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series II*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	DWS Bond VIP (Class A)*	DWS Capital Growth VIP (Class A)*	DWS Core Equity VIP (Class A)*	DWS CROCI® International VIP (Class A)*	DWS Global Small Cap VIP (Class A)*	DWS Global Income Builder VIP (Class A)*
NET INVESTMENT INCOME (LOSS)
Dividends	$8,461	$10,545	$10,965	$1,818	$2,185	$36,874
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(729)	(5,950)	(2,440)	(697)	(3,192)	(3,523)
Administrative expense	(545)	(4,358)	(1,745)	(495)	(2,299)	(2,566)
Net investment income (loss)	7,187	237	6,780	626	(3,306)	30,785

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	30,866	240,898	142,411	21,312	104,604	464,601
Cost of investments sold	32,693	184,035	128,649	27,215	118,673	443,674
Realized gains (losses) on fund
shares	(1,827)	56,863	13,762	(5,903)	(14,069)	20,927
Realized gain distributions	—	134,037	163,636	—	102,967	89,287
Net realized gains (losses)	(1,827)	190,900	177,398	(5,903)	88,898	110,214
Change in unrealized gains
(losses)	(11,767)	(204,989)	(211,241)	(19,218)	(242,084)	(188,004)
Net realized and change in
unrealized gains (losses) on
investments	(13,594)	(14,089)	(33,843)	(25,121)	(153,186)	(77,790)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,407)	$(13,852)	$(27,063)	$(24,495)	$(156,492)	$(47,005)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Deutsche DWS Variable Series II*	Deutsche DWS Variable Series II*	Dreyfus Stock Index Fund, Inc.	Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund	Federated Insurance Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	DWS Government Money Market VIP (Class A)*	DWS Small Mid Cap Growth VIP (Class A)*	Dreyfus Stock Index Fund, Inc. (Initial Shares)	VIF Government Money Market	VIF Growth & Income	Federated Government Money Fund II
NET INVESTMENT INCOME (LOSS)
Dividends	$1,148	$—	$4,114	$2,360	$172	$36,099
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(372)	(1,503)	(3,293)	(2,410)	(281)	(38,335)
Administrative expense	(269)	(1,093)	(249)	(189)	(21)	(2,940)
Net investment income (loss)	507	(2,596)	572	(239)	(130)	(5,176)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	79,287	87,814	9,316	55,036	5,462	456,618
Cost of investments sold	79,287	72,420	5,653	55,036	4,328	456,618
Realized gains (losses) on fund
shares	—	15,394	3,663	—	1,134	—
Realized gain distributions	—	114,579	5,549	—	2,031	—
Net realized gains (losses)	—	129,973	9,212	—	3,165	—
Change in unrealized gains
(losses)	—	(173,456)	(23,980)	—	(3,874)	—
Net realized and change in
unrealized gains (losses) on
investments	—	(43,483)	(14,768)	—	(709)	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$507	$(46,079)	$(14,196)	$(239)	$(839)	$(5,176)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Contrafund	VIP Equity-Income	VIP Government Money Market	VIP Growth	VIP High Income	VIP Index 500
NET INVESTMENT INCOME (LOSS)
Dividends	$31,236	$12,865	$388,191	$7,817	$14,888	$61,722
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(56,090)	(7,705)	(305,552)	(42,131)	(3,466)	(43,919)
Administrative expense	(4,460)	(578)	(22,315)	(3,295)	(283)	(3,413)
Net investment income (loss)	(29,314)	4,582	60,324	(37,609)	11,139	14,390

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	257,319	39,234	11,385,443	481,827	125,788	500,325
Cost of investments sold	191,778	36,980	11,385,443	344,913	134,242	259,159
Realized gains (losses) on fund
shares	65,541	2,254	—	136,914	(8,454)	241,166
Realized gain distributions	377,103	26,339	—	462,525	—	16,355
Net realized gains (losses)	442,644	28,593	—	599,439	(8,454)	257,521
Change in unrealized gains
(losses)	(735,837)	(88,352)	—	(583,818)	(14,808)	(440,516)
Net realized and change in
unrealized gains (losses) on
investments	(293,193)	(59,759)	—	15,621	(23,262)	(182,995)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(322,507)	$(55,177)	$60,324	$(21,988)	$(12,123)	$(168,605)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Investment Grade Bond	VIP Overseas	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$16,563	$8,003	$122,084	$9,638	$42,726	$39,829
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,984)	(7,567)	(417,253)	(6,947)	(44,157)	(45,754)
Administrative expense	(686)	(573)	(54,619)	(469)	(5,902)	(5,872)
Net investment income (loss)	7,893	(137)	(349,788)	2,222	(7,333)	(11,797)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	59,727	106,138	6,317,367	29,189	468,821	449,513
Cost of investments sold	60,838	91,315	5,273,001	28,273	393,265	389,459
Realized gains (losses) on fund
shares	(1,111)	14,823	1,044,366	916	75,556	60,054
Realized gain distributions	4,321	—	2,644,024	22,111	88,811	93,154
Net realized gains (losses)	3,210	14,823	3,688,390	23,027	164,367	153,208
Change in unrealized gains
(losses)	(24,224)	(105,139)	(5,343,569)	(71,931)	(330,313)	(381,840)
Net realized and change in
unrealized gains (losses) on
investments	(21,014)	(90,316)	(1,655,179)	(48,904)	(165,946)	(228,632)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(13,121)	$(90,453)	$(2,004,967)	$(46,682)	$(173,279)	$(240,429)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$10,187	$11,142	$450,602	$53	$8,579	$1,505
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(19,083)	(11,537)	(500,489)	(1,963)	(66,393)	(23,997)
Administrative expense	(2,509)	(1,487)	(48,440)	(130)	(8,209)	(3,164)
Net investment income (loss)	(11,405)	(1,882)	(98,327)	(2,040)	(66,023)	(25,656)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	835,444	179,934	10,064,963	16,657	1,136,906	723,183
Cost of investments sold	666,364	168,567	10,064,963	9,947	836,368	653,377
Realized gains (losses) on fund
shares	169,080	11,367	—	6,710	300,538	69,806
Realized gain distributions	34,231	8,896	—	18,198	259,515	95,398
Net realized gains (losses)	203,311	20,263	—	24,908	560,053	165,204
Change in unrealized gains
(losses)	(280,851)	(49,234)	—	(23,647)	(907,614)	9,885
Net realized and change in
unrealized gains (losses) on
investments	(77,540)	(28,971)	—	1,261	(347,561)	175,089

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(88,945)	$(30,853)	$(98,327)	$(779)	$(413,584)	$149,433

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP (Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$97,240	$189,889	$13	$34,847	$102	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(27,840)	(190,588)	(8)	(131,378)	(126)	(18,373)
Administrative expense	(3,332)	(24,107)	—	(16,991)	(6)	(2,316)
Net investment income (loss)	66,068	(24,806)	5	(113,522)	(30)	(20,689)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	510,955	4,123,222	11	1,913,685	528	516,431
Cost of investments sold	542,408	2,855,181	13	1,739,369	446	573,957
Realized gains (losses) on fund
shares	(31,453)	1,268,041	(2)	174,316	82	(57,526)
Realized gain distributions	—	68,101	4	817,023	—	210,043
Net realized gains (losses)	(31,453)	1,336,142	2	991,339	82	152,517
Change in unrealized gains
(losses)	(128,216)	(1,992,626)	(20)	(2,187,155)	(1,364)	(92,758)
Net realized and change in
unrealized gains (losses) on
investments	(159,669)	(656,484)	(18)	(1,195,816)	(1,282)	59,759

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(93,601)	$(681,290)	$(13)	$(1,309,338)	$(1,312)	$39,070

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Growth and Income VIP (Class 2)	Franklin Income VIP (Class 2)	Franklin Large Cap Growth VIP (Class 2)	Franklin Mutual Global Discovery VIP (Class 2)	Franklin Mutual Shares VIP (Class 2)	Franklin Small Cap Value VIP (Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$456,183	$3,443,254	$—	$185,704	$939,870	$164,773
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(270,062)	(1,039,319)	(269,972)	(116,646)	(601,301)	(268,661)
Administrative expense	(35,872)	(115,682)	(35,542)	(15,656)	(70,141)	(32,820)
Net investment income (loss)	150,249	2,288,253	(305,514)	53,402	268,428	(136,708)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,466,739	12,924,150	6,176,238	1,637,337	8,643,238	3,938,977
Cost of investments sold	3,094,201	12,502,410	4,866,476	1,704,090	7,692,154	3,740,481
Realized gains (losses) on fund
shares	372,538	421,740	1,309,762	(66,753)	951,084	198,496
Realized gain distributions	503,186	—	1,488,751	98,388	1,463,493	2,806,123
Net realized gains (losses)	875,724	421,740	2,798,513	31,635	2,414,577	3,004,619
Change in unrealized gains
(losses)	(2,097,046)	(6,655,420)	(2,481,868)	(1,064,693)	(6,657,654)	(5,378,514)
Net realized and change in
unrealized gains (losses) on
investments	(1,221,322)	(6,233,680)	316,645	(1,033,058)	(4,243,077)	(2,373,895)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,071,073)	$(3,945,427)	$11,131	$(979,656)	$(3,974,649)	$(2,510,603)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Small-Mid Cap Growth VIP (Class 2)	Franklin U.S. Government Securities VIP (Class 2)	Templeton Developing Markets VIP (Class 2)	Templeton Foreign VIP (Class 2)	Templeton Global Bond VIP (Class 2)	Templeton Growth VIP (Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$230,880	$62,424	$1,023,694	$—	$12,121
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(9,761)	(121,104)	(109,309)	(567,362)	(12,967)	(8,103)
Administrative expense	(1,245)	(16,416)	(13,913)	(65,177)	(1,350)	(615)
Net investment income (loss)	(11,006)	93,360	(60,798)	391,155	(14,317)	3,403

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	50,798	2,453,225	1,527,459	7,760,790	140,742	147,947
Cost of investments sold	50,195	2,645,956	1,497,740	7,712,255	140,190	129,100
Realized gains (losses) on fund
shares	603	(192,731)	29,719	48,535	552	18,847
Realized gain distributions	70,396	—	—	—	—	51,332
Net realized gains (losses)	70,999	(192,731)	29,719	48,535	552	70,179
Change in unrealized gains
(losses)	(103,335)	(30,169)	(1,293,261)	(7,036,186)	17,723	(166,624)
Net realized and change in
unrealized gains (losses) on
investments	(32,336)	(222,900)	(1,263,542)	(6,987,651)	18,275	(96,445)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(43,342)	$(129,540)	$(1,324,340)	$(6,596,496)	$3,958	$(93,042)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Large Cap Value	VIT Mid Cap Value	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Janus Henderson VIT Forty (Institutional Shares)*
NET INVESTMENT INCOME (LOSS)
Dividends	$21,663	$20,776	$16,894	$43	$39,280	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(29,370)	(26,243)	(59,414)	(147)	(52,875)	(39)
Administrative expense	(3,604)	(3,460)	(7,258)	(10)	(6,594)	(3)
Net investment income (loss)	(11,311)	(8,927)	(49,778)	(114)	(20,189)	(42)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	616,250	641,712	1,090,352	398	788,461	13,479
Cost of investments sold	699,626	601,520	996,216	257	557,132	9,186
Realized gains (losses) on fund
shares	(83,376)	40,192	94,136	141	231,329	4,293
Realized gain distributions	92,827	188,420	506,230	4,327	460,271	259
Net realized gains (losses)	9,451	228,612	600,366	4,468	691,600	4,552
Change in unrealized gains
(losses)	(154,794)	(406,584)	(845,423)	(4,585)	(884,902)	(3,468)
Net realized and change in
unrealized gains (losses) on
investments	(145,343)	(177,972)	(245,057)	(117)	(193,302)	1,084

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(156,654)	$(186,899)	$(294,835)	$(231)	$(213,491)	$1,042

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Lazard Retirement Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$2	$8	$463,652	$43,227	$100,797	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1)	(7)	(164,694)	(46,314)	(113,853)	(73,467)
Administrative expense	—	—	(21,921)	(6,023)	(15,117)	(10,007)
Net investment income (loss)	1	1	277,037	(9,110)	(28,173)	(83,474)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2	12	2,500,177	818,697	2,006,386	1,201,568
Cost of investments sold	2	10	2,433,655	770,469	1,614,166	1,136,944
Realized gains (losses) on fund
shares	—	2	66,522	48,228	392,220	64,624
Realized gain distributions	—	34	239,683	437,908	583,827	1,059,010
Net realized gains (losses)	—	36	306,205	486,136	976,047	1,123,634
Change in unrealized gains
(losses)	(24)	(89)	(1,207,216)	(769,831)	(1,661,255)	(1,212,966)
Net realized and change in
unrealized gains (losses) on
investments	(24)	(53)	(901,011)	(283,695)	(685,208)	(89,332)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(23)	$(52)	$(623,974)	$(292,805)	$(713,381)	$(172,806)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Lord Abbett Series Fund	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Mid-Cap Stock	MFS Growth	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$62,421	$797	$4,948	$—	$3,420	$28,689
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(151,905)	(11,380)	(10,520)	(14,445)	(6,713)	(9,668)
Administrative expense	(19,396)	(876)	(804)	(1,192)	(497)	(834)
Net investment income (loss)	(108,880)	(11,459)	(6,376)	(15,637)	(3,790)	18,187

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,366,129	152,474	68,971	270,422	46,106	50,860
Cost of investments sold	2,098,558	88,572	47,361	188,761	33,569	50,022
Realized gains (losses) on fund
shares	267,571	63,902	21,610	81,661	12,537	838
Realized gain distributions	298,433	59,157	34,387	146,393	56,488	—
Net realized gains (losses)	566,004	123,059	55,997	228,054	69,025	838
Change in unrealized gains
(losses)	(2,049,892)	(90,117)	(100,511)	(211,786)	(89,770)	(38,376)
Net realized and change in
unrealized gains (losses) on
investments	(1,483,888)	32,942	(44,514)	16,268	(20,745)	(37,538)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,592,768)	$21,483	$(50,890)	$631	$(24,535)	$(19,351)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Utilities	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery Series (Service Class)*	MFS Research (Service Class)	MFS Utilities (Service Class)
NET INVESTMENT INCOME (LOSS)
Dividends	$2,823	$—	$601	$—	$181	$3,906
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(3,290)	(1,003)	(1,923)	(1,063)	(577)	(6,971)
Administrative expense	(251)	(65)	(134)	(75)	(40)	(481)
Net investment income (loss)	(718)	(1,068)	(1,456)	(1,138)	(436)	(3,546)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	22,680	46,686	11,139	11,532	1,349	111,119
Cost of investments sold	18,911	34,496	7,431	8,794	797	91,199
Realized gains (losses) on fund
shares	3,769	12,190	3,708	2,738	552	19,920
Realized gain distributions	980	3,606	6,054	10,805	4,653	1,786
Net realized gains (losses)	4,749	15,796	9,762	13,543	5,205	21,706
Change in unrealized gains
(losses)	(4,559)	(11,933)	(16,968)	(13,257)	(7,076)	(20,626)
Net realized and change in
unrealized gains (losses) on
investments	190	3,863	(7,206)	286	(1,871)	1,080

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(528)	$2,795	$(8,662)	$(852)	$(2,307)	$(2,466)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	MFS Variable Insurance Trust II	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS High Yield	Morgan Stanley VIF Core Plus Fixed Income	Morgan Stanley VIF Emerging Markets Equity	Morgan Stanley VIF Global Infrastructure	Morgan Stanley VIF Global Strategist	Morgan Stanley VIF Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$11,410	$4,175	$65,207	$1,008,542	$590,607	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,523)	(2,369)	(217,706)	(429,328)	(687,898)	(424,420)
Administrative expense	(219)	(165)	(14,108)	(31,378)	(45,126)	(32,078)
Net investment income (loss)	8,668	1,641	(166,607)	547,836	(142,417)	(456,498)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	44,024	13,680	2,605,568	6,525,199	8,897,777	6,550,655
Cost of investments sold	47,108	13,438	2,202,258	7,351,482	8,359,792	4,452,345
Realized gains (losses) on fund
shares	(3,084)	242	403,310	(826,283)	537,985	2,098,310
Realized gain distributions	—	—	—	1,258,744	2,265,214	5,174,739
Net realized gains (losses)	(3,084)	242	403,310	432,461	2,803,199	7,273,049
Change in unrealized gains
(losses)	(14,459)	(5,636)	(3,033,168)	(3,999,149)	(6,583,021)	(4,995,083)
Net realized and change in
unrealized gains (losses) on
investments	(17,543)	(5,394)	(2,629,858)	(3,566,688)	(3,779,822)	2,277,966

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(8,875)	$(3,753)	$(2,796,465)	$(3,018,852)	$(3,922,239)	$1,821,468

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Mid Cap Growth	Morgan Stanley VIF U.S. Real Estate	Morgan Stanley VIF Emerging Markets Debt (Class II)	Morgan Stanley VIF Emerging Markets Equity (Class II)	Morgan Stanley VIF Global Franchise (Class II)	Morgan Stanley VIF Global Infrastructure (Class II)
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$348,586	$326,973	$14,970	$252,825	$271,820
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(198,264)	(203,978)	(82,666)	(56,846)	(367,656)	(158,160)
Administrative expense	(12,483)	(12,875)	(11,035)	(7,331)	(46,774)	(10,702)
Net investment income (loss)	(210,747)	131,733	233,272	(49,207)	(161,605)	102,958

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,541,650	2,261,597	1,256,177	1,152,582	4,834,862	1,683,614
Cost of investments sold	2,228,438	1,682,448	1,374,539	1,005,225	5,328,723	1,907,010
Realized gains (losses) on fund
shares	313,212	579,149	(118,362)	147,357	(493,861)	(223,396)
Realized gain distributions	2,645,373	—	—	—	3,977,105	369,796
Net realized gains (losses)	2,958,585	579,149	(118,362)	147,357	3,483,244	146,400
Change in unrealized gains
(losses)	(1,707,554)	(1,924,163)	(642,055)	(869,072)	(4,010,270)	(1,188,862)
Net realized and change in
unrealized gains (losses) on
investments	1,251,031	(1,345,014)	(760,417)	(721,715)	(527,026)	(1,042,462)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,040,284	$(1,213,281)	$(527,145)	$(770,922)	$(688,631)	$(939,504)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Global Strategist (Class II)	Morgan Stanley VIF Growth (Class II)	Morgan Stanley VIF Mid Cap Growth (Class II)	Morgan Stanley VIF U.S. Real Estate (Class II)	European Equity*	Income Plus
NET INVESTMENT INCOME (LOSS)
Dividends	$184,485	$—	$—	$547,340	$507,809	$1,338,016
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(289,667)	(84,901)	(181,454)	(330,087)	(223,960)	(512,719)
Administrative expense	(22,381)	(11,096)	(23,054)	(43,271)	(15,835)	(37,576)
Net investment income (loss)	(127,563)	(95,997)	(204,508)	173,982	268,014	787,721

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,160,420	1,379,641	3,812,656	4,289,074	21,613,759	8,084,298
Cost of investments sold	2,981,107	890,950	3,130,653	3,260,414	22,965,833	8,077,783
Realized gains (losses) on fund
shares	179,313	488,691	682,003	1,028,660	(1,352,074)	6,515
Realized gain distributions	781,090	1,118,571	2,491,473	—	—	826,315
Net realized gains (losses)	960,403	1,607,262	3,173,476	1,028,660	(1,352,074)	832,830
Change in unrealized gains
(losses)	(2,245,419)	(1,173,536)	(1,711,516)	(3,364,524)	(1,238,884)	(3,862,996)
Net realized and change in
unrealized gains (losses) on
investments	(1,285,016)	433,726	1,461,960	(2,335,864)	(2,590,958)	(3,030,166)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,412,579)	$337,729	$1,257,452	$(2,161,882)	$(2,322,944)	$(2,242,445)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Limited Duration*	Multi Cap Growth	European Equity (Class Y Shares)*	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)*	Multi Cap Growth (Class Y Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$72,426	$—	$116,566	$1,352,400	$242,638	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(49,556)	(2,784,866)	(72,703)	(670,811)	(243,433)	(907,671)
Administrative expense	(3,632)	(189,616)	(5,421)	(63,342)	(19,793)	(70,658)
Net investment income (loss)	19,238	(2,974,482)	38,442	618,247	(20,588)	(978,329)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	5,139,719	37,731,157	5,777,276	9,095,782	20,169,028	10,465,987
Cost of investments sold	5,956,290	27,880,074	6,120,184	9,152,597	23,778,875	7,738,494
Realized gains (losses) on fund
shares	(816,571)	9,851,083	(342,908)	(56,815)	(3,609,847)	2,727,493
Realized gain distributions	—	56,140,199	—	911,475	—	15,186,501
Net realized gains (losses)	(816,571)	65,991,282	(342,908)	854,660	(3,609,847)	17,913,994
Change in unrealized gains
(losses)	716,714	(38,893,111)	(335,574)	(4,169,998)	3,216,114	(10,779,952)
Net realized and change in
unrealized gains (losses) on
investments	(99,857)	27,098,171	(678,482)	(3,315,338)	(393,733)	7,134,042

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(80,619)	$24,123,689	$(640,040)	$(2,697,091)	$(414,321)	$6,155,713

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Neuberger Berman Advisors Management Trust	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AMT Large Cap Value	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income
NET INVESTMENT INCOME (LOSS)
Dividends	$297	$9,418	$17,971	$—	$23,940	$61,006
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(370)	(37,763)	(12,276)	(9,225)	(30,091)	(16,520)
Administrative expense	(25)	(2,957)	(924)	(663)	(2,455)	(1,231)
Net investment income (loss)	(98)	(31,302)	4,771	(9,888)	(8,606)	43,255

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	657	216,393	94,360	100,134	358,347	301,952
Cost of investments sold	590	170,661	82,832	77,085	245,593	311,815
Realized gains (losses) on fund
shares	67	45,732	11,528	23,049	112,754	(9,863)
Realized gain distributions	2,641	221,492	21,250	93,613	169,257	—
Net realized gains (losses)	2,708	267,224	32,778	116,662	282,011	(9,863)
Change in unrealized gains
(losses)	(3,249)	(426,964)	(99,403)	(143,718)	(617,484)	(105,644)
Net realized and change in
unrealized gains (losses) on
investments	(541)	(159,740)	(66,625)	(27,056)	(335,473)	(115,507)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(639)	$(191,042)	$(61,854)	$(36,944)	$(344,079)	$(72,252)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street	Oppenheimer Main Street Small Cap	Oppenheimer Total Return Bond	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Discovery Mid Cap Growth (SS)
NET INVESTMENT INCOME (LOSS)
Dividends	$14,063	$3,957	$15,995	$—	$101,659	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(16,959)	(17,150)	(5,649)	(225,729)	(85,814)	(87,881)
Administrative expense	(1,235)	(1,323)	(469)	(30,162)	(11,263)	(11,281)
Net investment income (loss)	(4,131)	(14,516)	9,877	(255,891)	4,582	(99,162)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	186,683	128,354	64,746	3,073,191	1,304,121	1,305,539
Cost of investments sold	150,281	102,005	79,130	2,409,304	1,233,032	983,783
Realized gains (losses) on fund
shares	36,402	26,349	(14,384)	663,887	71,089	321,756
Realized gain distributions	105,774	162,972	—	1,223,804	139,688	860,403
Net realized gains (losses)	142,176	189,321	(14,384)	1,887,691	210,777	1,182,159
Change in unrealized gains
(losses)	(244,520)	(314,936)	(7,169)	(2,573,007)	(621,435)	(1,470,524)
Net realized and change in
unrealized gains (losses) on
investments	(102,344)	(125,615)	(21,553)	(685,316)	(410,658)	(288,365)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(106,475)	$(140,131)	$(11,676)	$(941,207)	$(406,076)	$(387,527)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Oppenheimer Total Return Bond (SS)	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$55,470	$1,398,536	$251,842	$7,361	$337,692	$10,552
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(104,762)	(444,285)	(405,736)	(180,965)	(148,633)	(7,913)
Administrative expense	(14,112)	(59,853)	(52,823)	(23,865)	(21,068)	(1,022)
Net investment income (loss)	(63,404)	894,398	(206,717)	(197,469)	167,991	1,617

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,317,466	6,536,286	6,596,788	3,223,903	2,890,588	107,264
Cost of investments sold	909,110	6,853,170	5,207,437	2,565,424	3,226,997	228,658
Realized gains (losses) on fund
shares	408,356	(316,884)	1,389,351	658,479	(336,409)	(121,394)
Realized gain distributions	517,361	—	2,454,107	1,606,674	—	—
Net realized gains (losses)	925,717	(316,884)	3,843,458	2,265,153	(336,409)	(121,394)
Change in unrealized gains
(losses)	(1,894,265)	(2,520,856)	(6,008,151)	(3,277,112)	(175,638)	37,516
Net realized and change in
unrealized gains (losses) on
investments	(968,548)	(2,837,740)	(2,164,693)	(1,011,959)	(512,047)	(83,878)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,031,952)	$(1,943,342)	$(2,371,410)	$(1,209,428)	$(344,056)	$(82,261)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT International Bond (US Dollar-Hedged)*	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return	PIMCO VIT Total Return (Advisor Shares)	VT Diversified Income
NET INVESTMENT INCOME (LOSS)
Dividends	$21,540	$8	$80,332	$48	$192,383	$682,661
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,874)	(8)	(50,442)	(26)	(117,121)	(225,919)
Administrative expense	(1,025)	(1)	(6,493)	(3)	(15,131)	(206)
Net investment income (loss)	12,641	(1)	23,397	19	60,131	456,536

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	99,017	13	652,113	201	2,312,681	2,895,401
Cost of investments sold	106,682	12	681,302	207	2,359,140	3,498,192
Realized gains (losses) on fund
shares	(7,665)	1	(29,189)	(6)	(46,459)	(602,791)
Realized gain distributions	—	2	—	23	90,257	—
Net realized gains (losses)	(7,665)	3	(29,189)	17	43,798	(602,791)
Change in unrealized gains
(losses)	(41,454)	1	(132,208)	(75)	(301,385)	(181,675)
Net realized and change in
unrealized gains (losses) on
investments	(49,119)	4	(161,397)	(58)	(257,587)	(784,466)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(36,478)	$3	$(138,000)	$(39)	$(197,456)	$(327,930)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Equity Income	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity	VT Global Health Care	VT Global Utilities
NET INVESTMENT INCOME (LOSS)
Dividends	$1,169,007	$297,581	$341,326	$42,534	$207,671	$178,427
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,320,400)	(597,552)	(250,342)	(182,918)	(295,541)	(100,771)
Administrative expense	(72,494)	(24,577)	(11,399)	—	(5,634)	(1,365)
Net investment income (loss)	(1,223,887)	(324,548)	79,585	(140,384)	(93,504)	76,291

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	26,658,439	7,485,572	5,296,947	1,894,317	2,981,137	1,045,745
Cost of investments sold	20,568,341	6,148,833	4,862,721	1,438,850	2,796,638	1,208,281
Realized gains (losses) on fund
shares	6,090,098	1,336,739	434,226	455,467	184,499	(162,536)
Realized gain distributions	7,497,983	—	1,445,980	—	3,459,489	454,622
Net realized gains (losses)	13,588,081	1,336,739	1,880,206	455,467	3,643,988	292,086
Change in unrealized gains
(losses)	(27,146,971)	(2,773,829)	(3,368,032)	(2,034,490)	(3,838,858)	(511,310)
Net realized and change in
unrealized gains (losses) on
investments	(13,558,890)	(1,437,090)	(1,487,826)	(1,579,023)	(194,870)	(219,224)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(14,782,777)	$(1,761,638)	$(1,408,241)	$(1,719,407)	$(288,374)	$(142,933)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Government Money Market	VT Growth Opportunities	VT High Yield	VT Income	VT International Equity	VT International Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$392,577	$—	$1,249,506	$1,434,505	$760,458	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(480,823)	(1,430,746)	(300,277)	(648,251)	(790,016)	(133,327)
Administrative expense	(52,202)	(49,318)	(19,689)	(41,655)	(40,475)	—
Net investment income (loss)	(140,448)	(1,480,064)	929,540	744,599	(70,033)	(133,327)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	12,928,389	16,123,195	3,699,282	8,655,402	8,463,928	1,621,306
Cost of investments sold	12,928,389	11,996,179	3,955,815	9,403,036	8,304,847	1,194,719
Realized gains (losses) on fund
shares	—	4,127,016	(256,533)	(747,634)	159,081	426,587
Realized gain distributions	—	5,991,769	—	—	—	785,257
Net realized gains (losses)	—	10,118,785	(256,533)	(747,634)	159,081	1,211,844
Change in unrealized gains
(losses)	—	(6,855,623)	(1,804,062)	(634,752)	(11,284,994)	(2,910,466)
Net realized and change in
unrealized gains (losses) on
investments	—	3,263,162	(2,060,595)	(1,382,386)	(11,125,913)	(1,698,622)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(140,448)	$1,783,098	$(1,131,055)	$(637,787)	$(11,195,946)	$(1,831,949)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Value	VT Mortgage Securities*	VT Multi-Cap Core*	VT Research	VT Small Cap Growth*	VT Small Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$201,352	$301,784	$516,732	$—	$—	$126,863
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(135,334)	(149,557)	(649,553)	(297,265)	(48,025)	(462,618)
Administrative expense	(1)	—	(14,238)	(2,879)	—	(11,214)
Net investment income (loss)	66,017	152,227	(147,059)	(300,144)	(48,025)	(346,969)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,566,233	2,149,975	6,758,816	3,875,012	557,461	4,619,959
Cost of investments sold	1,724,586	2,544,099	4,467,677	1,822,854	550,392	5,311,859
Realized gains (losses) on fund
shares	(158,353)	(394,124)	2,291,139	2,052,158	7,069	(691,900)
Realized gain distributions	—	—	4,459,377	—	496,570	9,685,906
Net realized gains (losses)	(158,353)	(394,124)	6,750,516	2,052,158	503,639	8,994,006
Change in unrealized gains
(losses)	(1,745,180)	(12,087)	(10,332,999)	(2,810,486)	(930,573)	(15,121,956)
Net realized and change in
unrealized gains (losses) on
investments	(1,903,533)	(406,211)	(3,582,483)	(758,328)	(426,934)	(6,127,950)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,837,516)	$(253,984)	$(3,729,542)	$(1,058,472)	$(474,959)	$(6,474,919)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
	Sub-Account	Sub-Account	Sub-Account
	VT Sustainable Future*	VT Sustainable Leaders*	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$33,273	$—	$465
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(81,805)	(1,021,896)	(269)
Administrative expense	—	(11,087)	(23)
Net investment income (loss)	(48,532)	(1,032,983)	173

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	954,487	10,529,326	17,860
Cost of investments sold	798,892	7,005,337	16,638
Realized gains (losses) on fund
shares	155,595	3,523,989	1,222
Realized gain distributions	190,930	9,231,958	4,921
Net realized gains (losses)	346,525	12,755,947	6,143
Change in unrealized gains
(losses)	(622,613)	(13,066,663)	(5,536)
Net realized and change in
unrealized gains (losses) on
investments	(276,088)	(310,716)	607

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(324,620)	$(1,343,699)	$780

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Academic Strategies Asset Allocation		AST Advanced Strategies		AST Balanced Asset Allocation
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(62,118)	$(71,752)	$(29,943)	$(37,752)	$(85,227)	$(102,137)
Net realized gains (losses)	295,986	196,917	299,453	147,369	931,517	563,531
Change in unrealized gains (losses)	(555,974)	282,221	(390,438)	201,240	(1,157,535)	422,548
Increase (decrease) in net assets from operations	(322,106)	407,386	(120,928)	310,857	(311,245)	883,942

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,010	1,350	—	—	48,209	6,650
Benefit payments	—	—	—	—	(353)	(310)
Payments on termination	(307,088)	(641,470)	(557,224)	(293,572)	(1,423,626)	(1,303,223)
Contract Maintenance Charge	(11,040)	(11,813)	(9,460)	(9,086)	(32,725)	(40,470)
Transfers among the sub-accounts and with the
Fixed Account - net	(810,066)	166,115	(6,153)	8,871	(546,613)	59,293
Increase (decrease) in net assets from contract
transactions	(1,127,184)	(485,818)	(572,837)	(293,787)	(1,955,108)	(1,278,060)

INCREASE (DECREASE) IN NET ASSETS	(1,449,290)	(78,432)	(693,765)	17,070	(2,266,353)	(394,118)
NET ASSETS AT BEGINNING OF PERIOD	4,015,244	4,093,676	2,210,529	2,193,459	6,947,330	7,341,448
NET ASSETS AT END OF PERIOD	$2,565,954	$4,015,244	$1,516,764	$2,210,529	$4,680,977	$6,947,330

UNITS OUTSTANDING
Units outstanding at beginning of period	335,226	376,458	139,366	159,319	454,135	547,239
Units issued	12,688	27,151	10,199	5,092	8,892	9,926
Units redeemed	(109,450)	(68,383)	(48,038)	(25,045)	(134,980)	(103,030)
Units outstanding at end of period	238,464	335,226	101,527	139,366	328,047	454,135

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST BlackRock Global Strategies		AST BlackRock Low Duration Bond		AST BlackRock/Loomis Sayles Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(201)	$(595)	$(1,085)	$(1,259)	$(941)	$(989)
Net realized gains (losses)	759	5,573	(256)	(129)	410	737
Change in unrealized gains (losses)	(233)	(2,583)	816	1,832	(955)	2,565
Increase (decrease) in net assets from operations	325	2,395	(525)	444	(1,486)	2,313

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(264)	(291)	(569)	(629)
Payments on termination	(95,943)	(17,630)	(15,992)	(3,608)	(1,763)	(5,492)
Contract Maintenance Charge	(6)	—	(21)	(28)	(24)	(26)
Transfers among the sub-accounts and with the
Fixed Account - net	95,341	(270)	1	12,286	(373)	728
Increase (decrease) in net assets from contract
transactions	(608)	(17,900)	(16,276)	8,359	(2,729)	(5,419)

INCREASE (DECREASE) IN NET ASSETS	(283)	(15,505)	(16,801)	8,803	(4,215)	(3,106)
NET ASSETS AT BEGINNING OF PERIOD	4,105	19,610	97,932	89,129	75,593	78,699
NET ASSETS AT END OF PERIOD	$3,822	$4,105	$81,131	$97,932	$71,378	$75,593

UNITS OUTSTANDING
Units outstanding at beginning of period	323	1,710	8,524	7,759	5,365	5,758
Units issued	7,688	7,766	—	1,102	71	141
Units redeemed	(7,689)	(9,153)	(1,425)	(337)	(269)	(534)
Units outstanding at end of period	322	323	7,099	8,524	5,167	5,365

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2018*		AST Bond Portfolio 2019		AST Bond Portfolio 2022
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,985)	$(5,538)	$(5,537)	$(5,961)	$(1,910)	$(2,120)
Net realized gains (losses)	48,109	8,645	(3,640)	(203)	27	18,636
Change in unrealized gains (losses)	(46,877)	(6,080)	4,889	2,604	6,453	(15,579)
Increase (decrease) in net assets from operations	(1,753)	(2,973)	(4,288)	(3,560)	4,570	937

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(1,026)	(64,580)	(55,971)	—	(1,026)	(147,790)
Contract Maintenance Charge	(210)	(210)	(35)	(35)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(346,423)	—	—	1	287,795	(1)
Increase (decrease) in net assets from contract
transactions	(347,659)	(64,790)	(56,006)	(34)	286,769	(147,791)

INCREASE (DECREASE) IN NET ASSETS	(349,412)	(67,763)	(60,294)	(3,594)	291,339	(146,854)
NET ASSETS AT BEGINNING OF PERIOD	349,412	417,175	312,631	316,225	—	146,854
NET ASSETS AT END OF PERIOD	$—	$349,412	$252,337	$312,631	$291,339	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	25,615	30,311	23,461	23,464	—	12,219
Units issued	1	—	—	—	24,342	—
Units redeemed	(25,616)	(4,696)	(4,089)	(3)	(87)	(12,219)
Units outstanding at end of period	—	25,615	19,372	23,461	24,255	—

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2023		AST Bond Portfolio 2024		AST Bond Portfolio 2026
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,341)	$(850)	$(723)	$(851)	$(11,889)	$(11,672)
Net realized gains (losses)	107	130	60	2,971	(20,677)	(8,846)
Change in unrealized gains (losses)	1,484	831	(400)	(1,990)	8,785	32,782
Increase (decrease) in net assets from operations	250	111	(1,063)	130	(23,781)	12,264

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	—	(30,000)	(443,289)	(21,437)
Contract Maintenance Charge	(70)	(70)	(35)	(35)	(266)	(276)
Transfers among the sub-accounts and with the
Fixed Account - net	59,482	—	—	(1)	249,594	(134,917)
Increase (decrease) in net assets from contract
transactions	59,412	(70)	(35)	(30,036)	(193,961)	(156,630)

INCREASE (DECREASE) IN NET ASSETS	59,662	41	(1,098)	(29,906)	(217,742)	(144,366)
NET ASSETS AT BEGINNING OF PERIOD	56,748	56,707	50,090	79,996	650,072	794,438
NET ASSETS AT END OF PERIOD	$116,410	$56,748	$48,992	$50,090	$432,330	$650,072

UNITS OUTSTANDING
Units outstanding at beginning of period	5,444	5,450	4,960	7,935	64,672	79,536
Units issued	5,929	—	—	—	59,908	39,112
Units redeemed	(8)	(6)	(4)	(2,975)	(80,750)	(53,976)
Units outstanding at end of period	11,365	5,444	4,956	4,960	43,830	64,672

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2027		AST Capital Growth Asset Allocation		AST Cohen & Steers Realty
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,634)	$(3,608)	$(65,115)	$(79,369)	$(154)	$(158)
Net realized gains (losses)	(3,666)	(8,873)	639,249	389,553	157	115
Change in unrealized gains (losses)	1,162	19,347	(813,587)	366,908	(636)	476
Increase (decrease) in net assets from operations	(4,138)	6,866	(239,453)	677,092	(633)	433

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	4,140	4,140	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(84,188)	(171,614)	(1,599,835)	(736,414)	(353)	(224)
Contract Maintenance Charge	(77)	(107)	(12,550)	(12,961)	(10)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	33,399	(58,323)	127,415	641,414	(112)	175
Increase (decrease) in net assets from contract
transactions	(50,866)	(230,044)	(1,480,830)	(103,821)	(475)	(63)

INCREASE (DECREASE) IN NET ASSETS	(55,004)	(223,178)	(1,720,283)	573,271	(1,108)	370
NET ASSETS AT BEGINNING OF PERIOD	109,368	332,546	4,984,650	4,411,379	10,120	9,750
NET ASSETS AT END OF PERIOD	$54,364	$109,368	$3,264,367	$4,984,650	$9,012	$10,120

UNITS OUTSTANDING
Units outstanding at beginning of period	10,987	33,602	333,941	341,624	594	598
Units issued	10,184	15,007	40,943	89,630	21	26
Units redeemed	(15,569)	(37,622)	(141,715)	(97,313)	(49)	(30)
Units outstanding at end of period	5,602	10,987	233,169	333,941	566	594

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Fidelity Institutional AMSM Quantitative*		AST Global Real Estate		AST Goldman Sachs Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17,758)	$(22,628)	$(29)	$(32)	$(1,277)	$(1,261)
Net realized gains (losses)	74,497	112,984	211	139	372	1,005
Change in unrealized gains (losses)	(164,543)	106,349	(293)	69	(6,926)	6,250
Increase (decrease) in net assets from operations	(107,804)	196,705	(111)	176	(7,831)	5,994

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	(840)	(890)
Payments on termination	(93,743)	(227,037)	(362)	(261)	(43)	(3,948)
Contract Maintenance Charge	(5,130)	(5,394)	(10)	(13)	(14)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	(142,599)	(114,631)	—	(1)	—	1
Increase (decrease) in net assets from contract
transactions	(241,472)	(347,062)	(372)	(275)	(897)	(4,852)

INCREASE (DECREASE) IN NET ASSETS	(349,276)	(150,357)	(483)	(99)	(8,728)	1,142
NET ASSETS AT BEGINNING OF PERIOD	1,298,383	1,448,740	2,088	2,187	78,899	77,757
NET ASSETS AT END OF PERIOD	$949,107	$1,298,383	$1,605	$2,088	$70,171	$78,899

UNITS OUTSTANDING
Units outstanding at beginning of period	98,360	126,896	151	173	5,725	6,082
Units issued	5,942	13,441	—	—	—	—
Units redeemed	(25,260)	(41,977)	(26)	(22)	(61)	(357)
Units outstanding at end of period	79,042	98,360	125	151	5,664	5,725

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Goldman Sachs Mid-Cap Growth		AST Goldman Sachs Multi-Asset		AST Goldman Sachs Small-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,415)	$(1,384)	$(5,536)	$(6,378)	$(40)	$(91)
Net realized gains (losses)	9,333	767	7,488	9,795	113	3,915
Change in unrealized gains (losses)	(12,578)	26,217	(34,254)	37,258	(447)	(3,485)
Increase (decrease) in net assets from operations	(4,660)	25,600	(32,302)	40,675	(374)	339

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(519)	(491)	—	—	—	—
Payments on termination	(22,820)	(929)	(8,744)	(2,904)	(143)	(6,515)
Contract Maintenance Charge	(19)	(18)	(836)	(834)	(15)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	(645)	724	(13,356)	(99,846)	1	(4)
Increase (decrease) in net assets from contract
transactions	(24,003)	(714)	(22,936)	(103,584)	(157)	(6,534)

INCREASE (DECREASE) IN NET ASSETS	(28,663)	24,886	(55,238)	(62,909)	(531)	(6,195)
NET ASSETS AT BEGINNING OF PERIOD	125,244	100,358	394,411	457,320	2,591	8,786
NET ASSETS AT END OF PERIOD	$96,581	$125,244	$339,173	$394,411	$2,060	$2,591

UNITS OUTSTANDING
Units outstanding at beginning of period	5,829	5,863	29,220	38,058	106	386
Units issued	62	105	515	14,231	—	—
Units redeemed	(1,125)	(139)	(2,346)	(23,069)	(6)	(280)
Units outstanding at end of period	4,766	5,829	27,389	29,220	100	106

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Government Money Market		AST High Yield		AST Hotchkis & Wiley Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,421)	$(5,490)	$(316)	$(313)	$(16)	$(12)
Net realized gains (losses)	—	—	203	489	5	4
Change in unrealized gains (losses)	—	—	(749)	1,541	(184)	204
Increase (decrease) in net assets from operations	(1,421)	(5,490)	(862)	1,717	(195)	196

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	4	—	—	—	—
Benefit payments	(811,274)	(314,728)	(357)	(382)	—	—
Payments on termination	(124,546)	(572)	(79)	(804)	—	—
Contract Maintenance Charge	(41)	(41)	(20)	(20)	(2)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	811,277	226,058	454	(505)	1	—
Increase (decrease) in net assets from contract
transactions	(124,584)	(89,279)	(2)	(1,711)	(1)	(2)

INCREASE (DECREASE) IN NET ASSETS	(126,005)	(94,769)	(864)	6	(196)	194
NET ASSETS AT BEGINNING OF PERIOD	363,490	458,259	27,944	27,938	1,277	1,083
NET ASSETS AT END OF PERIOD	$237,485	$363,490	$27,080	$27,944	$1,081	$1,277

UNITS OUTSTANDING
Units outstanding at beginning of period	40,871	51,054	1,672	1,777	80	80
Units issued	45,569	33,339	27	—	—	—
Units redeemed	(58,914)	(43,522)	(27)	(105)	—	—
Units outstanding at end of period	27,526	40,871	1,672	1,672	80	80

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST International Growth		AST International Value		AST Investment Grade Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(571)	$(545)	$(544)	$(649)	$(32,718)	$(30,982)
Net realized gains (losses)	1,040	1,189	926	1,071	22,866	69,761
Change in unrealized gains (losses)	(7,087)	12,126	(7,602)	9,754	18,210	25,522
Increase (decrease) in net assets from operations	(6,618)	12,770	(7,220)	10,176	8,358	64,301

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(987)	(4,817)	(6,543)	(12,636)	(142,107)	(142,140)
Contract Maintenance Charge	(26)	(26)	(19)	(19)	(19,066)	(18,581)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,194)	1,238	—	—	2,606,072	(1,059,767)
Increase (decrease) in net assets from contract
transactions	(2,207)	(3,605)	(6,562)	(12,655)	2,444,899	(1,220,488)

INCREASE (DECREASE) IN NET ASSETS	(8,825)	9,165	(13,782)	(2,479)	2,453,257	(1,156,187)
NET ASSETS AT BEGINNING OF PERIOD	49,009	39,844	48,460	50,939	1,525,966	2,682,153
NET ASSETS AT END OF PERIOD	$40,184	$49,009	$34,678	$48,460	$3,979,223	$1,525,966

UNITS OUTSTANDING
Units outstanding at beginning of period	4,088	4,446	4,557	5,804	93,877	169,581
Units issued	314	439	—	—	195,393	7,697
Units redeemed	(489)	(797)	(613)	(1,247)	(40,337)	(83,401)
Units outstanding at end of period	3,913	4,088	3,944	4,557	248,933	93,877

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST J.P. Morgan Global Thematic		AST J.P. Morgan International Equity		AST J.P. Morgan Strategic Opportunities
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,907)	$(2,280)	$(1,815)	$(917)	$(35,139)	$(41,625)
Net realized gains (losses)	7,170	4,759	1,723	246	197,623	65,985
Change in unrealized gains (losses)	(25,195)	16,593	(19,707)	14,770	(304,001)	225,977
Increase (decrease) in net assets from operations	(20,932)	19,072	(19,799)	14,099	(141,517)	250,337

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	1,835	1,835
Benefit payments	—	—	—	—	—	—
Payments on termination	(108,111)	(9,838)	(6,500)	(296)	(168,426)	(126,323)
Contract Maintenance Charge	(983)	(645)	(4)	(4)	(10,395)	(10,585)
Transfers among the sub-accounts and with the
Fixed Account - net	205,803	29,333	1	50,000	(602,533)	129,920
Increase (decrease) in net assets from contract
transactions	96,709	18,850	(6,503)	49,700	(779,519)	(5,153)

INCREASE (DECREASE) IN NET ASSETS	75,777	37,922	(26,302)	63,799	(921,036)	245,184
NET ASSETS AT BEGINNING OF PERIOD	150,902	112,980	111,122	47,323	2,676,829	2,431,645
NET ASSETS AT END OF PERIOD	$226,679	$150,902	$84,820	$111,122	$1,755,793	$2,676,829

UNITS OUTSTANDING
Units outstanding at beginning of period	9,735	8,323	9,775	5,208	199,774	199,597
Units issued	15,016	15,478	—	4,594	9,668	18,500
Units redeemed	(8,975)	(14,066)	(534)	(27)	(71,209)	(18,323)
Units outstanding at end of period	15,776	9,735	9,241	9,775	138,233	199,774

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Loomis Sayles Large-Cap Growth		AST Lord Abbett Core Fixed Income*		AST MFS Global Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,720)	$(2,579)	$(405)	$(606)	$(586)	$(709)
Net realized gains (losses)	10,395	12,917	7,769	594	4,954	5,809
Change in unrealized gains (losses)	(14,420)	40,213	(8,557)	1,105	(9,657)	7,985
Increase (decrease) in net assets from operations	(6,745)	50,551	(1,193)	1,093	(5,289)	13,085

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(2,521)	(2,342)	(427)	(631)	(963)	(974)
Payments on termination	(13,917)	(22,503)	—	(2,320)	(9,736)	(12,476)
Contract Maintenance Charge	(43)	(40)	(15)	(24)	(2)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	(129)	(105)	(47,957)	(1)	1	(1)
Increase (decrease) in net assets from contract
transactions	(16,610)	(24,990)	(48,399)	(2,976)	(10,700)	(13,453)

INCREASE (DECREASE) IN NET ASSETS	(23,355)	25,561	(49,592)	(1,883)	(15,989)	(368)
NET ASSETS AT BEGINNING OF PERIOD	195,270	169,709	49,592	51,475	60,519	60,887
NET ASSETS AT END OF PERIOD	$171,915	$195,270	$—	$49,592	$44,530	$60,519

UNITS OUTSTANDING
Units outstanding at beginning of period	9,110	10,362	3,563	3,777	3,222	3,973
Units issued	1	—	—	—	—	—
Units redeemed	(733)	(1,252)	(3,563)	(214)	(574)	(751)
Units outstanding at end of period	8,378	9,110	—	3,563	2,648	3,222

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST MFS Growth		AST Neuberger Berman/LSV Mid-Cap Value		AST New Discovery Asset Allocation
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(44)	$(46)	$(314)	$(337)	$(3,824)	$(3,768)
Net realized gains (losses)	457	319	766	2,334	2,663	1,637
Change in unrealized gains (losses)	(351)	724	(4,578)	949	(17,401)	26,228
Increase (decrease) in net assets from operations	62	997	(4,126)	2,946	(18,562)	24,097

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(646)	(472)	(684)	(6,037)	(8,696)	(8,695)
Contract Maintenance Charge	(10)	(9)	(25)	(27)	(2)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	—	(554)	757	(723)	3,376
Increase (decrease) in net assets from contract
transactions	(657)	(481)	(1,263)	(5,307)	(9,421)	(5,322)

INCREASE (DECREASE) IN NET ASSETS	(595)	516	(5,389)	(2,361)	(27,983)	18,775
NET ASSETS AT BEGINNING OF PERIOD	4,041	3,525	24,902	27,263	191,495	172,720
NET ASSETS AT END OF PERIOD	$3,446	$4,041	$19,513	$24,902	$163,512	$191,495

UNITS OUTSTANDING
Units outstanding at beginning of period	190	215	1,202	1,479	13,743	14,151
Units issued	—	—	69	109	471	632
Units redeemed	(29)	(25)	(128)	(386)	(1,147)	(1,040)
Units outstanding at end of period	161	190	1,143	1,202	13,067	13,743

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Parametric Emerging Markets Equity		AST Preservation Asset Allocation		AST Prudential Growth Allocation
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(88)	$(155)	$(73,347)	$(94,614)	$(183,614)	$(188,468)
Net realized gains (losses)	48	2,483	596,311	256,896	1,182,002	228,855
Change in unrealized gains (losses)	(817)	460	(705,263)	347,597	(1,977,070)	1,608,586
Increase (decrease) in net assets from operations	(857)	2,788	(182,299)	509,879	(978,682)	1,648,973

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	6,500	650
Benefit payments	—	—	—	—	—	—
Payments on termination	(338)	(9,223)	(930,609)	(294,863)	(1,415,788)	(493,806)
Contract Maintenance Charge	(33)	(33)	(23,890)	(25,824)	(73,854)	(71,652)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(1)	(1,037,095)	182,846	(2,309,393)	1,912,913
Increase (decrease) in net assets from contract
transactions	(371)	(9,257)	(1,991,594)	(137,841)	(3,792,535)	1,348,105

INCREASE (DECREASE) IN NET ASSETS	(1,228)	(6,469)	(2,173,893)	372,038	(4,771,217)	2,997,078
NET ASSETS AT BEGINNING OF PERIOD	5,993	12,462	6,218,978	5,846,940	13,651,917	10,654,839
NET ASSETS AT END OF PERIOD	$4,765	$5,993	$4,045,085	$6,218,978	$8,880,700	$13,651,917

UNITS OUTSTANDING
Units outstanding at beginning of period	576	1,454	430,542	438,782	984,750	879,480
Units issued	—	—	13,880	141,526	50,923	171,493
Units redeemed	(34)	(878)	(153,244)	(149,766)	(333,433)	(66,223)
Units outstanding at end of period	542	576	291,178	430,542	702,240	984,750

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST QMA US Equity Alpha		AST RCM World Trends		AST Small-Cap Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(616)	$(609)	$(22,371)	$(23,296)	$(10)	$(9)
Net realized gains (losses)	5,296	2,203	199,276	35,487	140	32
Change in unrealized gains (losses)	(9,245)	8,820	(284,253)	165,992	(157)	109
Increase (decrease) in net assets from operations	(4,565)	10,414	(107,348)	178,183	(27)	132

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(1,204)	(1,156)	—	—	—	—
Payments on termination	(5,888)	(2,085)	(51,164)	(93,119)	—	—
Contract Maintenance Charge	(11)	(10)	(3,349)	(3,808)	(2)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,593)	1,992	(425,432)	42,493	(283)	416
Increase (decrease) in net assets from contract
transactions	(8,696)	(1,259)	(479,945)	(54,434)	(285)	414

INCREASE (DECREASE) IN NET ASSETS	(13,261)	9,155	(587,293)	123,749	(312)	546
NET ASSETS AT BEGINNING OF PERIOD	59,690	50,535	1,403,671	1,279,922	843	297
NET ASSETS AT END OF PERIOD	$46,429	$59,690	$816,378	$1,403,671	$531	$843

UNITS OUTSTANDING
Units outstanding at beginning of period	2,885	2,946	103,956	108,183	38	16
Units issued	173	233	2,616	12,402	30	59
Units redeemed	(589)	(294)	(39,195)	(16,629)	(41)	(37)
Units outstanding at end of period	2,469	2,885	67,377	103,956	27	38

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Small-Cap Growth Opportunities		AST Small-Cap Value		AST Templeton Global Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(295)	$(264)	$(417)	$(420)	$(311)	$(462)
Net realized gains (losses)	938	869	406	1,856	7	46
Change in unrealized gains (losses)	(3,211)	4,506	(6,011)	402	444	1,043
Increase (decrease) in net assets from operations	(2,568)	5,111	(6,022)	1,838	140	627

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(585)	(535)	—	—	—	—
Payments on termination	(231)	(939)	(31)	(4,335)	(1,221)	(18,922)
Contract Maintenance Charge	(13)	(13)	(9)	(10)	(11)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	(659)	699	(273)	310	(119)	167
Increase (decrease) in net assets from contract
transactions	(1,488)	(788)	(313)	(4,035)	(1,351)	(18,769)

INCREASE (DECREASE) IN NET ASSETS	(4,056)	4,323	(6,335)	(2,197)	(1,211)	(18,142)
NET ASSETS AT BEGINNING OF PERIOD	24,021	19,698	33,613	35,810	22,828	40,970
NET ASSETS AT END OF PERIOD	$19,965	$24,021	$27,278	$33,613	$21,617	$22,828

UNITS OUTSTANDING
Units outstanding at beginning of period	1,254	1,296	1,679	1,900	1,981	3,549
Units issued	74	123	37	46	29	37
Units redeemed	(145)	(165)	(52)	(267)	(144)	(1,605)
Units outstanding at end of period	1,183	1,254	1,664	1,679	1,866	1,981

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Asset Allocation		AST T. Rowe Price Large-Cap Growth		AST T. Rowe Price Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(64,942)	$(72,019)	$(84)	$(206)	$(248)	$(238)
Net realized gains (losses)	420,075	212,255	312	13,517	146	214
Change in unrealized gains (losses)	(606,345)	406,495	(20)	(7,519)	(1,855)	2,465
Increase (decrease) in net assets from operations	(251,212)	546,731	208	5,792	(1,957)	2,441

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	375	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(580,428)	(365,668)	—	(19,325)	(43)	(801)
Contract Maintenance Charge	(12,670)	(13,024)	(8)	(7)	(12)	(12)
Transfers among the sub-accounts and with the
Fixed Account - net	(592,386)	182,160	(378)	539	(296)	309
Increase (decrease) in net assets from contract
transactions	(1,185,484)	(196,157)	(386)	(18,793)	(351)	(504)

INCREASE (DECREASE) IN NET ASSETS	(1,436,696)	350,574	(178)	(13,001)	(2,308)	1,937
NET ASSETS AT BEGINNING OF PERIOD	4,399,125	4,048,551	6,737	19,738	18,324	16,387
NET ASSETS AT END OF PERIOD	$2,962,429	$4,399,125	$6,559	$6,737	$16,016	$18,324

UNITS OUTSTANDING
Units outstanding at beginning of period	279,563	291,441	255	1,011	1,433	1,472
Units issued	11,858	33,683	34	67	57	74
Units redeemed	(89,940)	(45,561)	(48)	(823)	(83)	(113)
Units outstanding at end of period	201,481	279,563	241	255	1,407	1,433

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Natural Resources		AST WEDGE Capital Mid-Cap Value		AST Wellington Management Hedged Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(573)	$(584)	$(525)	$(566)	$(3,728)	$(3,688)
Net realized gains (losses)	(185)	—	332	6,182	2,269	10,636
Change in unrealized gains (losses)	(6,497)	4,269	(6,186)	280	(13,729)	19,217
Increase (decrease) in net assets from operations	(7,255)	3,685	(6,379)	5,896	(15,188)	26,165

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(3,643)	(3,460)	—	(8,770)	(2,748)	(33,732)
Contract Maintenance Charge	(23)	(26)	—	—	(392)	(372)
Transfers among the sub-accounts and with the
Fixed Account - net	(604)	707	—	—	(12,561)	30,986
Increase (decrease) in net assets from contract
transactions	(4,270)	(2,779)	—	(8,770)	(15,701)	(3,118)

INCREASE (DECREASE) IN NET ASSETS	(11,525)	906	(6,379)	(2,874)	(30,889)	23,047
NET ASSETS AT BEGINNING OF PERIOD	45,016	44,110	35,893	38,767	238,310	215,263
NET ASSETS AT END OF PERIOD	$33,491	$45,016	$29,514	$35,893	$207,421	$238,310

UNITS OUTSTANDING
Units outstanding at beginning of period	4,756	5,074	1,833	2,296	19,381	19,544
Units issued	143	204	—	—	716	6,208
Units redeemed	(590)	(522)	—	(463)	(2,076)	(6,371)
Units outstanding at end of period	4,309	4,756	1,833	1,833	18,021	19,381

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	AST Western Asset Core Plus Bond*		Invesco V.I. American Franchise		Invesco V.I. American Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(278)	$(120)	$(1,145,293)	$(1,057,348)	$(378,200)	$(288,949)
Net realized gains (losses)	92	122	9,776,257	10,502,646	5,151,381	1,138,712
Change in unrealized gains (losses)	64	614	(11,314,813)	7,490,040	(8,600,431)	1,652,937
Increase (decrease) in net assets from operations	(122)	616	(2,683,849)	16,935,338	(3,827,250)	2,502,700

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	400,161	50,762	92,117	5,340
Benefit payments	(751)	(679)	(3,100,468)	(2,321,720)	(1,533,619)	(997,039)
Payments on termination	(1,371)	—	(5,729,154)	(5,760,759)	(2,655,114)	(2,734,875)
Contract Maintenance Charge	(9)	—	(39,324)	(42,124)	(24,913)	(25,306)
Transfers among the sub-accounts and with the
Fixed Account - net	47,957	—	(1,147,287)	(1,942,457)	(502,942)	(225,414)
Increase (decrease) in net assets from contract
transactions	45,826	(679)	(9,616,072)	(10,016,298)	(4,624,471)	(3,977,294)

INCREASE (DECREASE) IN NET ASSETS	45,704	(63)	(12,299,921)	6,919,040	(8,451,721)	(1,474,594)
NET ASSETS AT BEGINNING OF PERIOD	11,925	11,988	76,637,621	69,718,581	32,375,972	33,850,566
NET ASSETS AT END OF PERIOD	$57,629	$11,925	$64,337,700	$76,637,621	$23,924,251	$32,375,972

UNITS OUTSTANDING
Units outstanding at beginning of period	846	895	3,914,946	4,453,672	1,258,991	1,422,236
Units issued	3,612	—	125,773	102,934	30,935	36,944
Units redeemed	(162)	(49)	(581,984)	(641,660)	(206,262)	(200,189)
Units outstanding at end of period	4,296	846	3,458,735	3,914,946	1,083,664	1,258,991

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Comstock		Invesco V.I. Core Equity		Invesco V.I. Core Plus Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$44,162	$154,492	$(331,624)	$(264,751)	$115,043	$122,530
Net realized gains (losses)	3,568,643	2,335,148	6,302,786	6,068,639	(162,234)	(108,482)
Change in unrealized gains (losses)	(6,335,734)	912,853	(11,846,607)	1,305,267	(173,543)	288,260
Increase (decrease) in net assets from operations	(2,722,929)	3,402,493	(5,875,445)	7,109,155	(220,734)	302,308

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,038	1,338	334,878	21,250	9,477	190
Benefit payments	(1,502,086)	(925,873)	(2,437,151)	(2,944,026)	(468,886)	(149,460)
Payments on termination	(1,819,254)	(1,944,993)	(4,684,747)	(4,743,268)	(558,237)	(461,497)
Contract Maintenance Charge	(8,337)	(9,100)	(29,717)	(32,909)	(1,814)	(1,993)
Transfers among the sub-accounts and with the
Fixed Account - net	1,997	(93,502)	(1,247,590)	(1,480,230)	232,014	11,459
Increase (decrease) in net assets from contract
transactions	(3,326,642)	(2,972,130)	(8,064,327)	(9,179,183)	(787,446)	(601,301)

INCREASE (DECREASE) IN NET ASSETS	(6,049,571)	430,363	(13,939,772)	(2,070,028)	(1,008,180)	(298,993)
NET ASSETS AT BEGINNING OF PERIOD	23,614,141	23,183,778	63,345,215	65,415,243	6,081,867	6,380,860
NET ASSETS AT END OF PERIOD	$17,564,570	$23,614,141	$49,405,443	$63,345,215	$5,073,687	$6,081,867

UNITS OUTSTANDING
Units outstanding at beginning of period	910,643	1,038,320	2,763,109	3,186,361	386,796	424,467
Units issued	48,230	55,130	80,855	51,530	32,840	25,708
Units redeemed	(176,931)	(182,807)	(417,412)	(474,782)	(86,490)	(63,379)
Units outstanding at end of period	781,942	910,643	2,426,552	2,763,109	333,146	386,796

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Diversified Dividend		Invesco V.I. Equity and Income		Invesco V.I. Global Core Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,062,749	$303,680	$151,738	$49,794	$(90,884)	$(75,856)
Net realized gains (losses)	13,290,693	14,832,901	1,552,546	995,602	970,810	671,837
Change in unrealized gains (losses)	(24,394,107)	(6,180,546)	(3,831,991)	1,023,117	(4,720,287)	4,418,307
Increase (decrease) in net assets from operations	(10,040,665)	8,956,035	(2,127,707)	2,068,513	(3,840,361)	5,014,288

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	209,586	47,488	21,052	268	43,117	1,816
Benefit payments	(7,810,534)	(6,149,913)	(1,477,569)	(1,025,446)	(2,027,175)	(1,559,439)
Payments on termination	(7,402,652)	(9,716,646)	(1,320,667)	(1,907,739)	(1,621,637)	(1,980,098)
Contract Maintenance Charge	(46,171)	(54,607)	(7,869)	(8,745)	(10,331)	(11,667)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,353,595)	(1,902,442)	(412,597)	188,728	(392,450)	(460,135)
Increase (decrease) in net assets from contract
transactions	(17,403,366)	(17,776,120)	(3,197,650)	(2,752,934)	(4,008,476)	(4,009,523)

INCREASE (DECREASE) IN NET ASSETS	(27,444,031)	(8,820,085)	(5,325,357)	(684,421)	(7,848,837)	1,004,765
NET ASSETS AT BEGINNING OF PERIOD	127,535,775	136,355,860	22,734,253	23,418,674	26,771,715	25,766,950
NET ASSETS AT END OF PERIOD	$100,091,744	$127,535,775	$17,408,896	$22,734,253	$18,922,878	$26,771,715

UNITS OUTSTANDING
Units outstanding at beginning of period	2,308,762	2,662,332	1,044,895	1,180,287	982,203	1,145,543
Units issued	24,143	31,681	41,521	47,389	12,583	11,422
Units redeemed	(320,902)	(385,251)	(190,689)	(182,781)	(158,484)	(174,762)
Units outstanding at end of period	2,012,003	2,308,762	895,727	1,044,895	836,302	982,203

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Government Money Market		Invesco V.I. Government Securities		Invesco V.I. High Yield
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,345	$(30,954)	$38,506	$44,743	$365,985	$297,701
Net realized gains (losses)	—	—	(106,341)	(47,609)	(81,313)	(41,132)
Change in unrealized gains (losses)	—	—	6,586	40,388	(764,921)	305,224
Increase (decrease) in net assets from operations	4,345	(30,954)	(61,249)	37,522	(480,249)	561,793

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	11,461	—	23,638	—	135,516	1,955
Benefit payments	(72,213)	(151,530)	(696,665)	(310,606)	(732,089)	(429,616)
Payments on termination	(646,160)	(1,448,671)	(399,946)	(355,845)	(605,496)	(798,864)
Contract Maintenance Charge	(2,529)	(2,666)	(2,656)	(3,148)	(5,110)	(5,923)
Transfers among the sub-accounts and with the
Fixed Account - net	848,635	1,100,644	(5,733)	45,198	(117,573)	(54,427)
Increase (decrease) in net assets from contract
transactions	139,194	(502,223)	(1,081,362)	(624,401)	(1,324,752)	(1,286,875)

INCREASE (DECREASE) IN NET ASSETS	143,539	(533,177)	(1,142,611)	(586,879)	(1,805,001)	(725,082)
NET ASSETS AT BEGINNING OF PERIOD	3,317,458	3,850,635	6,426,463	7,013,342	11,289,293	12,014,375
NET ASSETS AT END OF PERIOD	$3,460,997	$3,317,458	$5,283,852	$6,426,463	$9,484,292	$11,289,293

UNITS OUTSTANDING
Units outstanding at beginning of period	303,782	351,454	395,004	432,738	593,611	659,375
Units issued	76,137	111,661	24,899	20,756	35,912	51,210
Units redeemed	(63,648)	(159,333)	(96,317)	(58,490)	(106,643)	(116,974)
Units outstanding at end of period	316,271	303,782	323,586	395,004	522,880	593,611

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. International Growth		Invesco V.I. Managed Volatility		Invesco V.I. Mid Cap Core Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$83,282	$3,594	$11,196	$(5,043)	$(83,840)	$(85,167)
Net realized gains (losses)	1,185,518	773,375	130,721	(78,702)	1,301,931	302,576
Change in unrealized gains (losses)	(3,679,766)	2,327,722	(793,165)	567,446	(2,292,222)	912,781
Increase (decrease) in net assets from operations	(2,410,966)	3,104,691	(651,248)	483,701	(1,074,131)	1,130,190

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	162,637	724	40,724	7,928	180	192
Benefit payments	(891,808)	(380,788)	(232,841)	(104,412)	(264,294)	(306,509)
Payments on termination	(1,184,193)	(949,952)	(414,574)	(247,952)	(468,788)	(319,705)
Contract Maintenance Charge	(6,042)	(6,745)	(1,855)	(2,014)	(2,338)	(2,534)
Transfers among the sub-accounts and with the
Fixed Account - net	(356,723)	(269,060)	102,703	398,427	(134,808)	(155,664)
Increase (decrease) in net assets from contract
transactions	(2,276,129)	(1,605,821)	(505,843)	51,977	(870,048)	(784,220)

INCREASE (DECREASE) IN NET ASSETS	(4,687,095)	1,498,870	(1,157,091)	535,678	(1,944,179)	345,970
NET ASSETS AT BEGINNING OF PERIOD	16,790,855	15,291,985	5,805,113	5,269,435	9,222,779	8,876,809
NET ASSETS AT END OF PERIOD	$12,103,760	$16,790,855	$4,648,022	$5,805,113	$7,278,600	$9,222,779

UNITS OUTSTANDING
Units outstanding at beginning of period	721,293	791,467	203,241	200,174	361,994	394,539
Units issued	19,819	15,678	9,033	25,751	6,687	7,828
Units redeemed	(125,042)	(85,852)	(26,501)	(22,684)	(42,253)	(40,373)
Units outstanding at end of period	616,070	721,293	185,773	203,241	326,428	361,994

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Growth		Invesco V.I. S&P 500 Index		Invesco V.I. Technology
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(89,328)	$(88,029)	$(287)	$45,022	$(42,017)	$(38,220)
Net realized gains (losses)	993,673	565,330	4,592,327	3,755,540	311,368	254,335
Change in unrealized gains (losses)	(1,261,345)	698,142	(6,506,370)	2,180,596	(282,276)	540,973
Increase (decrease) in net assets from operations	(357,000)	1,175,443	(1,914,330)	5,981,158	(12,925)	757,088

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,449	180	722,869	350,750	2,002	1,200
Benefit payments	(157,619)	(193,100)	(1,804,032)	(1,924,524)	(126,291)	(125,615)
Payments on termination	(715,285)	(214,430)	(2,867,347)	(1,415,408)	(239,260)	(148,336)
Contract Maintenance Charge	(1,944)	(2,166)	(10,393)	(11,313)	(1,368)	(1,334)
Transfers among the sub-accounts and with the
Fixed Account - net	212,853	(278,576)	1,023,399	433,478	15,216	14,244
Increase (decrease) in net assets from contract
transactions	(643,546)	(688,092)	(2,935,504)	(2,567,017)	(349,701)	(259,841)

INCREASE (DECREASE) IN NET ASSETS	(1,000,546)	487,351	(4,849,834)	3,414,141	(362,626)	497,247
NET ASSETS AT BEGINNING OF PERIOD	6,412,409	5,925,058	35,211,834	31,797,693	2,862,878	2,365,631
NET ASSETS AT END OF PERIOD	$5,411,863	$6,412,409	$30,362,000	$35,211,834	$2,500,252	$2,862,878

UNITS OUTSTANDING
Units outstanding at beginning of period	231,536	258,655	1,490,867	1,608,072	114,427	125,885
Units issued	20,323	4,489	171,506	102,391	2,942	3,131
Units redeemed	(43,807)	(31,608)	(287,435)	(219,596)	(15,428)	(14,589)
Units outstanding at end of period	208,052	231,536	1,374,938	1,490,867	101,941	114,427

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Value Opportunities		Invesco V.I. American Franchise II		Invesco V.I. American Value II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(67,197)	$(63,105)	$(340,920)	$(345,614)	$(255,475)	$(210,695)
Net realized gains (losses)	604,975	(39,736)	3,245,167	3,450,137	2,859,202	822,524
Change in unrealized gains (losses)	(1,751,548)	1,028,838	(3,588,422)	1,221,910	(4,721,503)	785,352
Increase (decrease) in net assets from operations	(1,213,770)	925,997	(684,175)	4,326,433	(2,117,776)	1,397,181

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	168	168	8,795	2,238	40,556	6,060
Benefit payments	(320,149)	(219,303)	(621,966)	(461,585)	(644,364)	(1,010,586)
Payments on termination	(267,652)	(174,849)	(2,631,489)	(2,042,836)	(1,434,511)	(2,508,592)
Contract Maintenance Charge	(2,216)	(2,428)	(38,218)	(36,161)	(52,253)	(48,635)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,446)	(76,468)	(533,488)	(629,692)	(485,517)	(200,278)
Increase (decrease) in net assets from contract
transactions	(607,295)	(472,880)	(3,816,366)	(3,168,036)	(2,576,089)	(3,762,031)

INCREASE (DECREASE) IN NET ASSETS	(1,821,065)	453,117	(4,500,541)	1,158,397	(4,693,865)	(2,364,850)
NET ASSETS AT BEGINNING OF PERIOD	6,547,769	6,094,652	19,663,251	18,504,854	18,195,442	20,560,292
NET ASSETS AT END OF PERIOD	$4,726,704	$6,547,769	$15,162,710	$19,663,251	$13,501,577	$18,195,442

UNITS OUTSTANDING
Units outstanding at beginning of period	336,154	361,926	937,461	1,092,199	570,004	696,592
Units issued	18,703	8,112	18,538	30,926	25,104	25,221
Units redeemed	(50,345)	(33,884)	(182,977)	(185,664)	(103,135)	(151,809)
Units outstanding at end of period	304,512	336,154	773,022	937,461	491,973	570,004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Comstock II		Invesco V.I. Core Equity II		Invesco V.I. Core Plus Bond II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(253,544)	$124,154	$(19,885)	$(12,536)	$1,881	$1,641
Net realized gains (losses)	11,406,800	8,009,381	103,379	145,570	(301)	(1,140)
Change in unrealized gains (losses)	(19,869,093)	2,519,258	(200,852)	(53)	(6,323)	4,275
Increase (decrease) in net assets from operations	(8,715,837)	10,652,793	(117,358)	132,981	(4,743)	4,776

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	56,220	32,811	—	—	—	—
Benefit payments	(3,037,609)	(2,184,693)	(105,404)	(83,584)	—	(4,658)
Payments on termination	(8,224,015)	(8,290,681)	(49,299)	(127,076)	(237)	(3,331)
Contract Maintenance Charge	(122,862)	(112,452)	(2,561)	(2,323)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(638,070)	(2,061,735)	(2,074)	(129,847)	48	97
Increase (decrease) in net assets from contract
transactions	(11,966,336)	(12,616,750)	(159,338)	(342,830)	(189)	(7,892)

INCREASE (DECREASE) IN NET ASSETS	(20,682,173)	(1,963,957)	(276,696)	(209,849)	(4,932)	(3,116)
NET ASSETS AT BEGINNING OF PERIOD	75,227,087	77,191,044	1,179,319	1,389,168	111,199	114,315
NET ASSETS AT END OF PERIOD	$54,544,914	$75,227,087	$902,623	$1,179,319	$106,267	$111,199

UNITS OUTSTANDING
Units outstanding at beginning of period	2,939,701	3,478,924	66,426	85,386	7,963	8,531
Units issued	56,128	61,258	408	638	4	7
Units redeemed	(517,114)	(600,481)	(9,551)	(19,598)	(19)	(575)
Units outstanding at end of period	2,478,715	2,939,701	57,283	66,426	7,948	7,963

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Diversified Dividend II		Invesco V.I. Equity and Income II		Invesco V.I. Global Core Equity II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$85,904	$(87,370)	$49,614	$(67,990)	$(112,039)	$(105,985)
Net realized gains (losses)	2,856,669	3,231,416	1,910,913	1,376,488	397,633	296,202
Change in unrealized gains (losses)	(5,400,403)	(1,278,426)	(4,527,136)	919,485	(2,235,260)	2,114,421
Increase (decrease) in net assets from operations	(2,457,830)	1,865,620	(2,566,609)	2,227,983	(1,949,666)	2,304,638

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	50,237	60	68,840	18,413	16,679	—
Benefit payments	(944,339)	(1,428,575)	(603,176)	(1,103,046)	(427,543)	(296,868)
Payments on termination	(2,513,093)	(1,822,974)	(3,005,868)	(2,135,428)	(767,716)	(933,743)
Contract Maintenance Charge	(30,901)	(27,567)	(40,878)	(37,138)	(15,879)	(14,891)
Transfers among the sub-accounts and with the
Fixed Account - net	(345,058)	(395,849)	76,350	286,480	(223,359)	(299,306)
Increase (decrease) in net assets from contract
transactions	(3,783,154)	(3,674,905)	(3,504,732)	(2,970,719)	(1,417,818)	(1,544,808)

INCREASE (DECREASE) IN NET ASSETS	(6,240,984)	(1,809,285)	(6,071,341)	(742,736)	(3,367,484)	759,830
NET ASSETS AT BEGINNING OF PERIOD	29,140,317	30,949,602	25,930,750	26,673,486	12,763,907	12,004,077
NET ASSETS AT END OF PERIOD	$22,899,333	$29,140,317	$19,859,409	$25,930,750	$9,396,423	$12,763,907

UNITS OUTSTANDING
Units outstanding at beginning of period	1,418,006	1,601,206	1,125,111	1,259,043	766,717	867,357
Units issued	29,659	42,737	35,180	86,594	13,524	7,246
Units redeemed	(217,561)	(225,937)	(187,795)	(220,526)	(101,100)	(107,886)
Units outstanding at end of period	1,230,104	1,418,006	972,496	1,125,111	679,141	766,717

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Government Money Market II		Invesco V.I. Government Securities II		Invesco V.I. Growth and Income II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,104)	$(5,986)	$178	$7	$5,841	$(162,302)
Net realized gains (losses)	—	—	(1,327)	(4,837)	4,207,413	2,583,258
Change in unrealized gains (losses)	—	—	(1,325)	4,769	(9,301,320)	2,155,262
Increase (decrease) in net assets from operations	(1,104)	(5,986)	(2,474)	(61)	(5,088,066)	4,576,218

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	30,288	7,237
Benefit payments	(31,665)	(1,709)	—	(10,556)	(1,133,694)	(1,469,590)
Payments on termination	(2,628)	(2,217)	(12,987)	(55,005)	(4,980,470)	(3,959,002)
Contract Maintenance Charge	—	—	—	—	(109,941)	(98,221)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(14,157)	33	418	(324,821)	(437,018)
Increase (decrease) in net assets from contract
transactions	(34,293)	(18,083)	(12,954)	(65,143)	(6,518,638)	(5,956,594)

INCREASE (DECREASE) IN NET ASSETS	(35,397)	(24,069)	(15,428)	(65,204)	(11,606,704)	(1,380,376)
NET ASSETS AT BEGINNING OF PERIOD	500,925	524,994	168,624	233,828	40,152,644	41,533,020
NET ASSETS AT END OF PERIOD	$465,528	$500,925	$153,196	$168,624	$28,545,940	$40,152,644

UNITS OUTSTANDING
Units outstanding at beginning of period	55,063	56,987	13,402	18,369	1,299,979	1,505,363
Units issued	3,277	12	11	881	50,253	48,471
Units redeemed	(7,028)	(1,936)	(1,009)	(5,848)	(265,958)	(253,855)
Units outstanding at end of period	51,312	55,063	12,404	13,402	1,084,274	1,299,979

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. High Yield II		Invesco V.I. International Growth II		Invesco V.I. Managed Volatility II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$189,645	$148,994	$507	$(8,642)	$(96)	$(372)
Net realized gains (losses)	(67,245)	(29,612)	84,428	82,463	1,548	(5,037)
Change in unrealized gains (losses)	(462,208)	181,501	(381,943)	308,051	(11,995)	14,705
Increase (decrease) in net assets from operations	(339,808)	300,883	(297,008)	381,872	(10,543)	9,296

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,266	306	—	—	—	—
Benefit payments	(328,691)	(285,445)	(6,329)	(7,540)	—	(31,751)
Payments on termination	(431,041)	(398,100)	(188,977)	(180,721)	(9,683)	(2,247)
Contract Maintenance Charge	(8,996)	(5,475)	(7,098)	(7,859)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(36,726)	173,010	(70,406)	(194,130)	5	(7)
Increase (decrease) in net assets from contract
transactions	(790,188)	(515,704)	(272,810)	(390,250)	(9,678)	(34,005)

INCREASE (DECREASE) IN NET ASSETS	(1,129,996)	(214,821)	(569,818)	(8,378)	(20,221)	(24,709)
NET ASSETS AT BEGINNING OF PERIOD	6,948,115	7,162,936	1,960,288	1,968,666	92,495	117,204
NET ASSETS AT END OF PERIOD	$5,818,119	$6,948,115	$1,390,470	$1,960,288	$72,274	$92,495

UNITS OUTSTANDING
Units outstanding at beginning of period	545,572	581,882	153,727	188,233	3,403	4,644
Units issued	14,074	24,655	16,282	6,144	—	1
Units redeemed	(77,495)	(60,965)	(39,762)	(40,650)	(356)	(1,242)
Units outstanding at end of period	482,151	545,572	130,247	153,727	3,047	3,403

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Core Equity II		Invesco V.I. Mid Cap Growth II		Invesco V.I. S&P 500 Index II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,725)	$(16,525)	$(122,596)	$(122,903)	$(244,715)	$(167,082)
Net realized gains (losses)	145,590	59,587	1,011,001	716,707	6,384,018	5,757,469
Change in unrealized gains (losses)	(249,831)	95,128	(1,328,034)	733,048	(8,843,846)	2,836,084
Increase (decrease) in net assets from operations	(119,966)	138,190	(439,629)	1,326,852	(2,704,543)	8,426,471

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	650	650	21,534	62,030
Benefit payments	(4,864)	(47,893)	(175,004)	(137,572)	(1,397,758)	(860,868)
Payments on termination	(123,203)	(170,483)	(602,398)	(651,517)	(5,573,093)	(3,739,942)
Contract Maintenance Charge	(835)	(344)	(17,375)	(16,472)	(73,028)	(58,944)
Transfers among the sub-accounts and with the
Fixed Account - net	4,237	(129,264)	91,818	(512,360)	(512,422)	(655,124)
Increase (decrease) in net assets from contract
transactions	(124,665)	(347,984)	(702,309)	(1,317,271)	(7,534,767)	(5,252,848)

INCREASE (DECREASE) IN NET ASSETS	(244,631)	(209,794)	(1,141,938)	9,581	(10,239,310)	3,173,623
NET ASSETS AT BEGINNING OF PERIOD	1,038,119	1,247,913	7,137,540	7,127,959	50,231,430	47,057,807
NET ASSETS AT END OF PERIOD	$793,488	$1,038,119	$5,995,602	$7,137,540	$39,992,120	$50,231,430

UNITS OUTSTANDING
Units outstanding at beginning of period	49,373	66,570	282,616	338,530	2,392,687	2,658,934
Units issued	712	294	23,090	29,188	60,487	60,890
Units redeemed	(6,900)	(17,491)	(48,227)	(85,102)	(410,853)	(327,137)
Units outstanding at end of period	43,185	49,373	257,479	282,616	2,042,321	2,392,687

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Technology II		Invesco V.I. Value Opportunities II		AB VPS Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(114)	$(136)	$(52,626)	$(58,893)	$(252,465)	$(242,841)
Net realized gains (losses)	500	1,464	321,380	(60,999)	2,782,226	1,744,266
Change in unrealized gains (losses)	(506)	1,094	(898,510)	611,436	(2,106,171)	2,531,358
Increase (decrease) in net assets from operations	(120)	2,422	(629,756)	491,544	423,590	4,032,783

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	15,970	—	15,501	204
Benefit payments	—	—	(119,889)	(189,814)	(683,474)	(629,036)
Payments on termination	(43)	(2,621)	(227,177)	(345,668)	(1,026,608)	(1,692,661)
Contract Maintenance Charge	—	—	(7,985)	(4,464)	(22,256)	(21,212)
Transfers among the sub-accounts and with the
Fixed Account - net	(252)	(174)	99,047	(411,852)	(266,730)	(418,398)
Increase (decrease) in net assets from contract
transactions	(295)	(2,795)	(240,034)	(951,798)	(1,983,567)	(2,761,103)

INCREASE (DECREASE) IN NET ASSETS	(415)	(373)	(869,790)	(460,254)	(1,559,977)	1,271,680
NET ASSETS AT BEGINNING OF PERIOD	6,869	7,242	3,356,924	3,817,178	14,873,717	13,602,037
NET ASSETS AT END OF PERIOD	$6,454	$6,869	$2,487,134	$3,356,924	$13,313,740	$14,873,717

UNITS OUTSTANDING
Units outstanding at beginning of period	290	410	169,430	225,098	774,211	922,549
Units issued	—	4	9,669	5,412	18,760	22,146
Units redeemed	(12)	(124)	(20,685)	(61,080)	(109,025)	(170,484)
Units outstanding at end of period	278	290	158,414	169,430	683,946	774,211

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Growth & Income		AB VPS International Value		AB VPS Large Cap Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(393,758)	$(182,708)	$(41,236)	$6,520	$(255,693)	$(246,359)
Net realized gains (losses)	6,474,701	5,611,574	(20,907)	(109,617)	2,872,838	1,957,317
Change in unrealized gains (losses)	(8,835,648)	1,049,997	(1,583,195)	1,688,344	(2,392,285)	2,044,897
Increase (decrease) in net assets from operations	(2,754,705)	6,478,863	(1,645,338)	1,585,247	224,860	3,755,855

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,773	849	500	1,400	75,589	600
Benefit payments	(2,111,810)	(1,707,450)	(144,428)	(169,566)	(497,415)	(419,386)
Payments on termination	(3,468,519)	(2,904,752)	(572,523)	(1,099,610)	(1,481,293)	(1,458,568)
Contract Maintenance Charge	(30,387)	(26,931)	(18,904)	(20,589)	(14,196)	(14,645)
Transfers among the sub-accounts and with the
Fixed Account - net	(79,672)	(806,040)	441,348	(833,114)	(236,267)	(511,832)
Increase (decrease) in net assets from contract
transactions	(5,669,615)	(5,444,324)	(294,007)	(2,121,479)	(2,153,582)	(2,403,831)

INCREASE (DECREASE) IN NET ASSETS	(8,424,320)	1,034,539	(1,939,345)	(536,232)	(1,928,722)	1,352,024
NET ASSETS AT BEGINNING OF PERIOD	43,474,627	42,440,088	7,190,038	7,726,270	15,074,847	13,722,823
NET ASSETS AT END OF PERIOD	$35,050,307	$43,474,627	$5,250,693	$7,190,038	$13,146,125	$15,074,847

UNITS OUTSTANDING
Units outstanding at beginning of period	1,895,381	2,154,246	594,592	784,351	934,815	1,099,395
Units issued	31,643	33,718	65,401	9,216	36,206	27,499
Units redeemed	(273,301)	(292,583)	(85,420)	(198,975)	(155,844)	(192,079)
Units outstanding at end of period	1,653,723	1,895,381	574,573	594,592	815,177	934,815

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		American Century Variable Portfolios, Inc.
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Small/Mid Cap Value		AB VPS Value		American Century VP International
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(145,147)	$(156,132)	$(4,564)	$(4,079)	$(13)	$(37)
Net realized gains (losses)	1,111,168	937,648	30,415	40,255	471	28
Change in unrealized gains (losses)	(2,483,558)	304,778	(116,140)	32,595	(1,568)	1,541
Increase (decrease) in net assets from operations	(1,517,537)	1,086,294	(90,289)	68,771	(1,110)	1,532

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	29,175	1,400	—	—	—	—
Benefit payments	(311,830)	(390,685)	(15,609)	(39,893)	—	—
Payments on termination	(966,931)	(1,398,342)	(28,639)	(93,513)	—	—
Contract Maintenance Charge	(35,409)	(34,845)	(1,022)	(568)	(4)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(405,503)	553,475	(43,378)	(3,014)	(2)	2
Increase (decrease) in net assets from contract
transactions	(1,690,498)	(1,268,997)	(88,648)	(136,988)	(6)	(2)

INCREASE (DECREASE) IN NET ASSETS	(3,208,035)	(182,703)	(178,937)	(68,217)	(1,116)	1,530
NET ASSETS AT BEGINNING OF PERIOD	10,634,729	10,817,432	614,254	682,471	6,764	5,234
NET ASSETS AT END OF PERIOD	$7,426,694	$10,634,729	$435,317	$614,254	$5,648	$6,764

UNITS OUTSTANDING
Units outstanding at beginning of period	271,214	304,816	39,179	48,372	320	321
Units issued	10,192	33,725	596	1,132	—	—
Units redeemed	(54,336)	(67,327)	(6,315)	(10,325)	—	(1)
Units outstanding at end of period	227,070	271,214	33,460	39,179	320	320

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche DWS Variable Series I*		Deutsche DWS Variable Series I*		Deutsche DWS Variable Series I*
	Sub-Account		Sub-Account		Sub-Account
	DWS Bond VIP (Class A)*		DWS Capital Growth VIP (Class A)*		DWS Core Equity VIP (Class A)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,187	$3,391	$237	$361	$6,780	$2,735
Net realized gains (losses)	(1,827)	(226)	190,900	191,344	177,398	73,095
Change in unrealized gains (losses)	(11,767)	6,663	(204,989)	118,638	(211,241)	31,395
Increase (decrease) in net assets from operations	(6,407)	9,828	(13,852)	310,343	(27,063)	107,225

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,000	—	5,650	400	—	—
Benefit payments	(5,017)	(4,708)	(46,184)	(24,064)	(16,384)	(7,575)
Payments on termination	(19,912)	—	(42,247)	(92,240)	(96,964)	(45,426)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(4,506)	322	(115,268)	(45,214)	3,494	5,814
Increase (decrease) in net assets from contract
transactions	(24,435)	(4,386)	(198,049)	(161,118)	(109,854)	(47,187)

INCREASE (DECREASE) IN NET ASSETS	(30,842)	5,442	(211,901)	149,225	(136,917)	60,038
NET ASSETS AT BEGINNING OF PERIOD	202,010	196,568	1,422,509	1,273,284	613,285	553,247
NET ASSETS AT END OF PERIOD	$171,168	$202,010	$1,210,608	$1,422,509	$476,368	$613,285

UNITS OUTSTANDING
Units outstanding at beginning of period	11,611	11,876	50,063	56,218	24,502	26,573
Units issued	307	188	1,117	8,503	1,121	3,133
Units redeemed	(1,739)	(453)	(7,573)	(14,658)	(5,294)	(5,204)
Units outstanding at end of period	10,179	11,611	43,607	50,063	20,329	24,502

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche DWS Variable Series I*		Deutsche DWS Variable Series I*		Deutsche DWS Variable Series II*
	Sub-Account		Sub-Account		Sub-Account
	DWS CROCI® International VIP (Class A)*		DWS Global Small Cap VIP (Class A)*		DWS Global Income Builder VIP (Class A)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$626	$10,904	$(3,306)	$(5,923)	$30,785	$23,548
Net realized gains (losses)	(5,903)	(6,472)	88,898	38,374	110,214	23,424
Change in unrealized gains (losses)	(19,218)	28,739	(242,084)	112,231	(188,004)	100,837
Increase (decrease) in net assets from operations	(24,495)	33,171	(156,492)	144,682	(47,005)	147,809

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	180	5,180	180	—	—
Benefit payments	(2,915)	(2,770)	(31,648)	(14,472)	(11,878)	(10,368)
Payments on termination	(11,528)	(12,836)	(42,890)	(56,884)	(82,675)	(186,502)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(5,819)	(1,283)	(8,193)	(58,613)	(345,651)	(7,815)
Increase (decrease) in net assets from contract
transactions	(20,082)	(16,709)	(77,551)	(129,789)	(440,204)	(204,685)

INCREASE (DECREASE) IN NET ASSETS	(44,577)	16,462	(234,043)	14,893	(487,209)	(56,876)
NET ASSETS AT BEGINNING OF PERIOD	182,295	165,833	823,742	808,849	1,006,856	1,063,732
NET ASSETS AT END OF PERIOD	$137,718	$182,295	$589,699	$823,742	$519,647	$1,006,856

UNITS OUTSTANDING
Units outstanding at beginning of period	13,600	14,982	20,135	23,562	54,029	66,145
Units issued	3	13	627	5,815	1,016	1,747
Units redeemed	(1,523)	(1,395)	(2,504)	(9,242)	(24,597)	(13,863)
Units outstanding at end of period	12,080	13,600	18,258	20,135	30,448	54,029

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche DWS Variable Series II*		Deutsche DWS Variable Series II*		Dreyfus Stock Index Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	DWS Government Money Market VIP (Class A)*		DWS Small Mid Cap Growth VIP (Class A)*		Dreyfus Stock Index Fund, Inc. (Initial Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$507	$(461)	$(2,596)	$(2,543)	$572	$670
Net realized gains (losses)	—	—	129,973	58,521	9,212	10,636
Change in unrealized gains (losses)	—	—	(173,456)	23,832	(23,980)	29,730
Increase (decrease) in net assets from operations	507	(461)	(46,079)	79,810	(14,196)	41,036

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	240	240	—	—
Benefit payments	(56,931)	(2,629)	(69,170)	(4,882)	(333)	(310)
Payments on termination	(16,127)	—	(6,969)	(12,533)	(5,250)	(10,449)
Contract Maintenance Charge	—	—	—	—	(190)	(203)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,578)	(36,091)	4,993	(73,590)	(1)	(41)
Increase (decrease) in net assets from contract
transactions	(78,636)	(38,720)	(70,906)	(90,765)	(5,774)	(11,003)

INCREASE (DECREASE) IN NET ASSETS	(78,129)	(39,181)	(116,985)	(10,955)	(19,970)	30,033
NET ASSETS AT BEGINNING OF PERIOD	144,108	183,289	405,560	416,515	243,533	213,500
NET ASSETS AT END OF PERIOD	$65,979	$144,108	$288,575	$405,560	$223,563	$243,533

UNITS OUTSTANDING
Units outstanding at beginning of period	14,287	18,098	16,949	21,099	9,769	10,304
Units issued	1	35	611	5,717	—	—
Units redeemed	(7,815)	(3,846)	(3,524)	(9,867)	(216)	(535)
Units outstanding at end of period	6,473	14,287	14,036	16,949	9,553	9,769

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Dreyfus Variable Investment Fund		Dreyfus Variable Investment Fund		Federated Insurance Series
	Sub-Account		Sub-Account		Sub-Account
	VIF Government Money Market		VIF Growth & Income		Federated Government Money Fund II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(239)	$(2,520)	$(130)	$(279)	$(5,176)	$(35,954)
Net realized gains (losses)	—	—	3,165	9,124	—	—
Change in unrealized gains (losses)	—	—	(3,874)	(2,753)	—	—
Increase (decrease) in net assets from operations	(239)	(2,520)	(839)	6,092	(5,176)	(35,954)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	60	2,810
Benefit payments	(2,007)	(39,377)	—	—	(67,521)	(56,923)
Payments on termination	(2,984)	(55,028)	(4,875)	(27,353)	(224,754)	(274,080)
Contract Maintenance Charge	(93)	(134)	(33)	(67)	(2,622)	(3,013)
Transfers among the sub-accounts and with the
Fixed Account - net	(47,333)	(213)	(251)	(253)	(104,344)	(122,775)
Increase (decrease) in net assets from contract
transactions	(52,417)	(94,752)	(5,159)	(27,673)	(399,181)	(453,981)

INCREASE (DECREASE) IN NET ASSETS	(52,656)	(97,272)	(5,998)	(21,581)	(404,357)	(489,935)
NET ASSETS AT BEGINNING OF PERIOD	230,924	328,196	22,018	43,599	3,046,790	3,536,725
NET ASSETS AT END OF PERIOD	$178,268	$230,924	$16,020	$22,018	$2,642,433	$3,046,790

UNITS OUTSTANDING
Units outstanding at beginning of period	22,790	32,119	951	2,107	271,327	312,217
Units issued	2	59	—	—	1,609	8,881
Units redeemed	(4,754)	(9,388)	(216)	(1,156)	(37,010)	(49,771)
Units outstanding at end of period	18,038	22,790	735	951	235,926	271,327

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Contrafund		VIP Equity-Income		VIP Government Money Market
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29,314)	$(15,631)	$4,582	$1,606	$60,324	$(151,009)
Net realized gains (losses)	442,644	358,463	28,593	21,289	—	—
Change in unrealized gains (losses)	(735,837)	422,600	(88,352)	40,825	—	—
Increase (decrease) in net assets from operations	(322,507)	765,432	(55,177)	63,720	60,324	(151,009)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,675	23,510	180	180	473,088	2,612
Benefit payments	(18,790)	(26,722)	(1,086)	(14,739)	(1,597,270)	(1,984,571)
Payments on termination	(162,268)	(207,493)	(4,782)	(56,741)	(2,609,958)	(1,750,380)
Contract Maintenance Charge	(2,711)	(2,838)	(273)	(291)	(13,679)	(13,307)
Transfers among the sub-accounts and with the
Fixed Account - net	165,180	(272,009)	(14,896)	(20,569)	21,631,816	2,328,591
Increase (decrease) in net assets from contract
transactions	(8,914)	(485,552)	(20,857)	(92,160)	17,883,997	(1,417,055)

INCREASE (DECREASE) IN NET ASSETS	(331,421)	279,880	(76,034)	(28,440)	17,944,321	(1,568,064)
NET ASSETS AT BEGINNING OF PERIOD	4,250,614	3,970,734	587,821	616,261	18,614,742	20,182,806
NET ASSETS AT END OF PERIOD	$3,919,193	$4,250,614	$511,787	$587,821	$36,559,063	$18,614,742

UNITS OUTSTANDING
Units outstanding at beginning of period	134,270	151,354	24,444	28,440	1,890,496	2,034,461
Units issued	6,163	5,239	376	11	2,942,504	544,519
Units redeemed	(6,041)	(22,323)	(1,259)	(4,007)	(1,127,698)	(688,484)
Units outstanding at end of period	134,392	134,270	23,561	24,444	3,705,302	1,890,496

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth		VIP High Income		VIP Index 500
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(37,609)	$(35,237)	$11,139	$14,561	$14,390	$13,359
Net realized gains (losses)	599,439	571,157	(8,454)	(5,069)	257,521	211,324
Change in unrealized gains (losses)	(583,818)	339,260	(14,808)	12,229	(440,516)	379,366
Increase (decrease) in net assets from operations	(21,988)	875,180	(12,123)	21,721	(168,605)	604,049

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,110	6,949	750	750	7,270	10,912
Benefit payments	(72,447)	(36,909)	(1,291)	(21,694)	(107,617)	(17,011)
Payments on termination	(256,831)	(318,487)	(117,776)	(55,606)	(180,787)	(333,523)
Contract Maintenance Charge	(2,582)	(2,689)	(254)	(330)	(1,909)	(2,151)
Transfers among the sub-accounts and with the
Fixed Account - net	212,012	(435,268)	(45)	1,890	(143,719)	131,343
Increase (decrease) in net assets from contract
transactions	(115,738)	(786,404)	(118,616)	(74,990)	(426,762)	(210,430)

INCREASE (DECREASE) IN NET ASSETS	(137,726)	88,776	(130,739)	(53,269)	(595,367)	393,619
NET ASSETS AT BEGINNING OF PERIOD	2,960,615	2,871,839	366,629	419,898	3,566,528	3,172,909
NET ASSETS AT END OF PERIOD	$2,822,889	$2,960,615	$235,890	$366,629	$2,971,161	$3,566,528

UNITS OUTSTANDING
Units outstanding at beginning of period	141,171	182,143	20,459	24,866	169,467	180,720
Units issued	14,618	8,726	211	3,941	1,371	9,760
Units redeemed	(17,217)	(49,698)	(6,648)	(8,348)	(20,520)	(21,013)
Units outstanding at end of period	138,572	141,171	14,022	20,459	150,318	169,467

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Investment Grade Bond		VIP Overseas		VIP Contrafund (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,893	$7,563	$(137)	$(1,897)	$(349,788)	$(266,747)
Net realized gains (losses)	3,210	8,193	14,823	55,503	3,688,390	2,744,868
Change in unrealized gains (losses)	(24,224)	9,194	(105,139)	104,001	(5,343,569)	2,956,833
Increase (decrease) in net assets from operations	(13,121)	24,950	(90,453)	157,607	(2,004,967)	5,434,954

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	2,360	1,900	3,200	53,072	31,150
Benefit payments	(95)	(346)	(148)	(128)	(1,202,652)	(1,070,918)
Payments on termination	(42,566)	(184,498)	(45,815)	(69,329)	(3,121,036)	(3,341,332)
Contract Maintenance Charge	(475)	(581)	(401)	(463)	(97,854)	(98,935)
Transfers among the sub-accounts and with the
Fixed Account - net	1,170	2,444	(48,166)	(114,707)	(423,248)	(335,206)
Increase (decrease) in net assets from contract
transactions	(41,816)	(180,621)	(92,630)	(181,427)	(4,791,718)	(4,815,241)

INCREASE (DECREASE) IN NET ASSETS	(54,937)	(155,671)	(183,083)	(23,820)	(6,796,685)	619,713
NET ASSETS AT BEGINNING OF PERIOD	714,032	869,703	621,686	645,506	30,415,006	29,795,293
NET ASSETS AT END OF PERIOD	$659,095	$714,032	$438,603	$621,686	$23,618,321	$30,415,006

UNITS OUTSTANDING
Units outstanding at beginning of period	35,369	44,314	39,444	52,367	1,381,228	1,617,734
Units issued	503	858	344	16,625	47,281	44,550
Units redeemed	(2,647)	(9,803)	(7,045)	(29,548)	(261,490)	(281,056)
Units outstanding at end of period	33,225	35,369	32,743	39,444	1,167,019	1,381,228

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Equity-Income (Service Class 2)		VIP Freedom 2010 Portfolio (Service Class 2)		VIP Freedom 2020 Portfolio (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,222	$(213)	$(7,333)	$(17,829)	$(11,797)	$(12,766)
Net realized gains (losses)	23,027	16,334	164,367	267,211	153,208	186,321
Change in unrealized gains (losses)	(71,931)	33,763	(330,313)	153,597	(381,840)	228,347
Increase (decrease) in net assets from operations	(46,682)	49,884	(173,279)	402,979	(240,429)	401,902

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	100,438	660
Benefit payments	(1,501)	(26,828)	(40,859)	(112,977)	(66,013)	(13,702)
Payments on termination	(19,907)	(43,136)	(176,954)	(781,685)	(198,632)	(423,938)
Contract Maintenance Charge	(177)	(203)	(9,157)	(10,498)	(13,505)	(12,348)
Transfers among the sub-accounts and with the
Fixed Account - net	2,272	16,595	(98,763)	(380,734)	185,293	3,102
Increase (decrease) in net assets from contract
transactions	(19,313)	(53,572)	(325,733)	(1,285,894)	7,581	(446,226)

INCREASE (DECREASE) IN NET ASSETS	(65,995)	(3,688)	(499,012)	(882,915)	(232,848)	(44,324)
NET ASSETS AT BEGINNING OF PERIOD	483,112	486,800	3,353,939	4,236,854	2,969,502	3,013,826
NET ASSETS AT END OF PERIOD	$417,117	$483,112	$2,854,927	$3,353,939	$2,736,654	$2,969,502

UNITS OUTSTANDING
Units outstanding at beginning of period	24,180	27,101	218,723	306,261	189,698	219,982
Units issued	136	2,858	6,341	13,429	25,820	8,290
Units redeemed	(1,126)	(5,779)	(27,468)	(100,967)	(26,187)	(38,574)
Units outstanding at end of period	23,190	24,180	197,596	218,723	189,331	189,698

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom 2030 Portfolio (Service Class 2)		VIP Freedom Income Portfolio (Service Class 2)		VIP Government Money Market (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,405)	$(8,362)	$(1,882)	$(2,159)	$(98,327)	$(394,450)
Net realized gains (losses)	203,311	127,257	20,263	15,021	—	—
Change in unrealized gains (losses)	(280,851)	142,374	(49,234)	38,432	—	—
Increase (decrease) in net assets from operations	(88,945)	261,269	(30,853)	51,294	(98,327)	(394,450)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	7,590	—	44,447	5,130
Benefit payments	(28,929)	—	(42,888)	—	(2,339,437)	(2,129,004)
Payments on termination	(507,967)	(330,512)	(89,997)	(50,594)	(2,508,877)	(5,937,187)
Contract Maintenance Charge	(4,485)	(4,885)	(4,219)	(4,173)	(88,271)	(21,620)
Transfers among the sub-accounts and with the
Fixed Account - net	(43,405)	(2,828)	26,668	82,433	22,014,266	8,881,132
Increase (decrease) in net assets from contract
transactions	(584,786)	(338,225)	(102,846)	27,666	17,122,128	798,451

INCREASE (DECREASE) IN NET ASSETS	(673,731)	(76,956)	(133,699)	78,960	17,023,801	404,001
NET ASSETS AT BEGINNING OF PERIOD	1,423,774	1,500,730	859,365	780,405	29,239,628	28,835,627
NET ASSETS AT END OF PERIOD	$750,043	$1,423,774	$725,666	$859,365	$46,263,429	$29,239,628

UNITS OUTSTANDING
Units outstanding at beginning of period	85,345	106,528	65,075	62,730	3,119,154	3,027,119
Units issued	13,960	6	4,972	9,395	2,809,821	1,503,317
Units redeemed	(49,276)	(21,189)	(12,868)	(7,050)	(1,020,602)	(1,411,282)
Units outstanding at end of period	50,029	85,345	57,179	65,075	4,908,373	3,119,154

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth (Service Class 2)		VIP Growth & Income (Service Class 2)		VIP Growth Opportunities (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,040)	$(1,822)	$(66,023)	$(34,070)	$(25,656)	$(22,688)
Net realized gains (losses)	24,908	15,150	560,053	477,685	165,204	187,287
Change in unrealized gains (losses)	(23,647)	19,741	(907,614)	203,824	9,885	239,541
Increase (decrease) in net assets from operations	(779)	33,069	(413,584)	647,439	149,433	404,140

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	45	60	—	—	—	1,737
Benefit payments	(2,876)	—	(177,807)	(186,848)	(290,162)	(942)
Payments on termination	(11,203)	(11,988)	(461,050)	(627,870)	(34,417)	(213,376)
Contract Maintenance Charge	(69)	(87)	(14,418)	(16,065)	(5,798)	(5,195)
Transfers among the sub-accounts and with the
Fixed Account - net	(369)	(1,027)	(58,399)	(208,087)	(187,635)	78,482
Increase (decrease) in net assets from contract
transactions	(14,472)	(13,042)	(711,674)	(1,038,870)	(518,012)	(139,294)

INCREASE (DECREASE) IN NET ASSETS	(15,251)	20,027	(1,125,258)	(391,431)	(368,579)	264,846
NET ASSETS AT BEGINNING OF PERIOD	124,573	104,546	4,608,093	4,999,524	1,588,068	1,323,222
NET ASSETS AT END OF PERIOD	$109,322	$124,573	$3,482,835	$4,608,093	$1,219,489	$1,588,068

UNITS OUTSTANDING
Units outstanding at beginning of period	6,296	7,063	207,545	257,537	65,904	72,486
Units issued	5	5	16,232	6,608	6,465	4,811
Units redeemed	(674)	(772)	(48,243)	(56,600)	(26,554)	(11,393)
Units outstanding at end of period	5,627	6,296	175,534	207,545	45,815	65,904

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP High Income (Service Class 2)		VIP Index 500 (Service Class 2)		VIP Investment Grade Bond (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$66,068	$79,571	$(24,806)	$(9,419)	$5	$6
Net realized gains (losses)	(31,453)	(19,717)	1,336,142	430,267	2	—
Change in unrealized gains (losses)	(128,216)	54,792	(1,992,626)	2,003,547	(20)	7
Increase (decrease) in net assets from operations	(93,601)	114,646	(681,290)	2,424,395	(13)	13

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	4,520	3,810	—	—
Benefit payments	(94,936)	(54,692)	(159,054)	(131,900)	—	—
Payments on termination	(261,668)	(366,524)	(1,590,714)	(702,903)	—	—
Contract Maintenance Charge	(3,781)	(3,378)	(34,375)	(37,002)	(3)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(42,845)	9,520	(1,694,013)	869,522	13	35
Increase (decrease) in net assets from contract
transactions	(403,230)	(415,074)	(3,473,636)	1,527	10	32

INCREASE (DECREASE) IN NET ASSETS	(496,831)	(300,428)	(4,154,926)	2,425,922	(3)	45
NET ASSETS AT BEGINNING OF PERIOD	2,067,330	2,367,758	14,761,025	12,335,103	583	538
NET ASSETS AT END OF PERIOD	$1,570,499	$2,067,330	$10,606,099	$14,761,025	$580	$583

UNITS OUTSTANDING
Units outstanding at beginning of period	116,095	139,796	711,682	709,647	37	35
Units issued	4,372	4,390	21,266	80,610	1	2
Units redeemed	(27,134)	(28,091)	(187,753)	(78,575)	—	—
Units outstanding at end of period	93,333	116,095	545,195	711,682	38	37

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	VIP Mid Cap (Service Class 2)		VIP Overseas (Service Class 2)		Franklin Flex Cap Growth VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(113,522)	$(111,352)	$(30)	$(38)	$(20,689)	$(22,203)
Net realized gains (losses)	991,339	650,476	82	58	152,517	(82,474)
Change in unrealized gains (losses)	(2,187,155)	1,078,017	(1,364)	1,833	(92,758)	394,698
Increase (decrease) in net assets from operations	(1,309,338)	1,617,141	(1,312)	1,853	39,070	290,021

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	650	—	—	—	—
Benefit payments	(216,361)	(368,413)	—	—	(107,073)	(7,851)
Payments on termination	(1,053,931)	(1,316,182)	(387)	(394)	(121,361)	(156,019)
Contract Maintenance Charge	(31,687)	(32,557)	(9)	(10)	(4,499)	(4,861)
Transfers among the sub-accounts and with the
Fixed Account - net	(190,098)	88,070	19	(3)	(86,281)	(190,624)
Increase (decrease) in net assets from contract
transactions	(1,490,577)	(1,628,432)	(377)	(407)	(319,214)	(359,355)

INCREASE (DECREASE) IN NET ASSETS	(2,799,915)	(11,291)	(1,689)	1,446	(280,144)	(69,334)
NET ASSETS AT BEGINNING OF PERIOD	9,582,548	9,593,839	8,278	6,832	1,206,007	1,275,341
NET ASSETS AT END OF PERIOD	$6,782,633	$9,582,548	$6,589	$8,278	$925,863	$1,206,007

UNITS OUTSTANDING
Units outstanding at beginning of period	426,390	499,675	427	456	56,750	74,722
Units issued	13,333	24,148	1	—	7,616	146
Units redeemed	(82,094)	(97,433)	(26)	(29)	(21,557)	(18,118)
Units outstanding at end of period	357,629	426,390	402	427	42,809	56,750

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Growth and Income VIP (Class 2)		Franklin Income VIP (Class 2)		Franklin Large Cap Growth VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$150,249	$828,436	$2,288,253	$2,026,787	$(305,514)	$(207,213)
Net realized gains (losses)	875,724	1,592,028	421,740	534,547	2,798,513	2,455,866
Change in unrealized gains (losses)	(2,097,046)	147,357	(6,655,420)	3,449,131	(2,481,868)	2,474,335
Increase (decrease) in net assets from operations	(1,071,073)	2,567,821	(3,945,427)	6,010,465	11,131	4,722,988

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	43,077	45,361	36,692	31,698	21,538	15,522
Benefit payments	(608,328)	(458,590)	(2,950,955)	(2,737,670)	(400,665)	(615,628)
Payments on termination	(1,896,076)	(1,754,013)	(6,556,593)	(7,572,898)	(3,577,877)	(2,648,915)
Contract Maintenance Charge	(67,377)	(56,109)	(141,466)	(146,135)	(52,799)	(56,792)
Transfers among the sub-accounts and with the
Fixed Account - net	(130,321)	(616,563)	(179,138)	(218,578)	(1,040,431)	(1,682,318)
Increase (decrease) in net assets from contract
transactions	(2,659,025)	(2,839,914)	(9,791,460)	(10,643,583)	(5,050,234)	(4,988,131)

INCREASE (DECREASE) IN NET ASSETS	(3,730,098)	(272,093)	(13,736,887)	(4,633,118)	(5,039,103)	(265,143)
NET ASSETS AT BEGINNING OF PERIOD	19,778,387	20,050,480	76,305,102	80,938,220	19,755,948	20,021,091
NET ASSETS AT END OF PERIOD	$16,048,289	$19,778,387	$62,568,215	$76,305,102	$14,716,845	$19,755,948

UNITS OUTSTANDING
Units outstanding at beginning of period	720,878	832,718	3,910,986	4,474,726	968,837	1,235,234
Units issued	19,226	15,764	101,940	190,818	40,441	23,849
Units redeemed	(118,122)	(127,604)	(607,930)	(754,558)	(266,835)	(290,246)
Units outstanding at end of period	621,982	720,878	3,404,996	3,910,986	742,443	968,837

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Mutual Global Discovery VIP (Class 2)		Franklin Mutual Shares VIP (Class 2)		Franklin Small Cap Value VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$53,402	$13,668	$268,428	$265,663	$(136,708)	$(218,016)
Net realized gains (losses)	31,635	502,582	2,414,577	3,039,334	3,004,619	1,936,775
Change in unrealized gains (losses)	(1,064,693)	122,917	(6,657,654)	(311,253)	(5,378,514)	(41,416)
Increase (decrease) in net assets from operations	(979,656)	639,167	(3,974,649)	2,993,744	(2,510,603)	1,677,343

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	650	63,820	53,109	34,254	21,310
Benefit payments	(191,717)	(409,949)	(1,854,139)	(1,396,964)	(298,727)	(635,757)
Payments on termination	(1,002,274)	(924,581)	(4,391,660)	(4,548,737)	(2,496,859)	(2,168,775)
Contract Maintenance Charge	(27,420)	(29,778)	(104,654)	(103,787)	(51,313)	(50,556)
Transfers among the sub-accounts and with the
Fixed Account - net	(102,996)	(217,636)	(763,787)	(484,579)	(55,804)	(51,015)
Increase (decrease) in net assets from contract
transactions	(1,324,407)	(1,581,294)	(7,050,420)	(6,480,958)	(2,868,449)	(2,884,793)

INCREASE (DECREASE) IN NET ASSETS	(2,304,063)	(942,127)	(11,025,069)	(3,487,214)	(5,379,052)	(1,207,450)
NET ASSETS AT BEGINNING OF PERIOD	8,997,034	9,939,161	44,538,268	48,025,482	20,043,422	21,250,872
NET ASSETS AT END OF PERIOD	$6,692,971	$8,997,034	$33,513,199	$44,538,268	$14,664,370	$20,043,422

UNITS OUTSTANDING
Units outstanding at beginning of period	477,292	564,419	1,933,459	2,220,404	535,481	610,023
Units issued	9,482	13,060	43,358	62,425	26,593	34,046
Units redeemed	(79,989)	(100,187)	(348,947)	(349,370)	(103,723)	(108,588)
Units outstanding at end of period	406,785	477,292	1,627,870	1,933,459	458,351	535,481

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Small-Mid Cap Growth VIP (Class 2)		Franklin U.S. Government Securities VIP (Class 2)		Templeton Developing Markets VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,006)	$(10,684)	$93,360	$104,669	$(60,798)	$(54,472)
Net realized gains (losses)	70,999	61,925	(192,731)	(108,812)	29,719	(76,914)
Change in unrealized gains (losses)	(103,335)	69,431	(30,169)	(20,123)	(1,293,261)	2,679,975
Increase (decrease) in net assets from operations	(43,342)	120,672	(129,540)	(24,266)	(1,324,340)	2,548,589

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,500	—	7,050	28,498	18,680	23,962
Benefit payments	(220)	(5,785)	(557,622)	(297,842)	(190,185)	(179,576)
Payments on termination	(15,898)	(56,809)	(1,163,375)	(1,050,189)	(769,588)	(687,645)
Contract Maintenance Charge	(2,509)	(2,539)	(38,133)	(38,669)	(26,260)	(25,914)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,492)	(27,959)	310,230	(144,128)	34,443	(612,159)
Increase (decrease) in net assets from contract
transactions	(18,619)	(93,092)	(1,441,850)	(1,502,330)	(932,910)	(1,481,332)

INCREASE (DECREASE) IN NET ASSETS	(61,961)	27,580	(1,571,390)	(1,526,596)	(2,257,250)	1,067,257
NET ASSETS AT BEGINNING OF PERIOD	675,105	647,525	9,869,759	11,396,355	8,296,639	7,229,382
NET ASSETS AT END OF PERIOD	$613,144	$675,105	$8,298,369	$9,869,759	$6,039,389	$8,296,639

UNITS OUTSTANDING
Units outstanding at beginning of period	19,086	22,253	802,583	923,462	215,933	259,449
Units issued	625	517	74,186	57,978	13,768	9,433
Units redeemed	(1,042)	(3,684)	(194,406)	(178,857)	(39,825)	(52,949)
Units outstanding at end of period	18,669	19,086	682,363	802,583	189,876	215,933

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Templeton Foreign VIP (Class 2)		Templeton Global Bond VIP (Class 2)		Templeton Growth VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$391,155	$422,249	$(14,317)	$(15,068)	$3,403	$1,691
Net realized gains (losses)	48,535	60,343	552	2,248	70,179	11,080
Change in unrealized gains (losses)	(7,036,186)	5,629,382	17,723	16,875	(166,624)	89,594
Increase (decrease) in net assets from operations	(6,596,496)	6,111,974	3,958	4,055	(93,042)	102,365

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	69,804	30,254	—	—	—	500
Benefit payments	(1,529,781)	(1,418,531)	(13,246)	(14,998)	9,366	(9,447)
Payments on termination	(4,067,104)	(4,884,089)	(60,174)	(50,856)	(123,895)	(49,906)
Contract Maintenance Charge	(94,809)	(100,622)	(1,297)	(1,367)	(267)	(291)
Transfers among the sub-accounts and with the
Fixed Account - net	524,082	(578,141)	(14,742)	23,478	(11,411)	(2,212)
Increase (decrease) in net assets from contract
transactions	(5,097,808)	(6,951,129)	(89,459)	(43,743)	(126,207)	(61,356)

INCREASE (DECREASE) IN NET ASSETS	(11,694,304)	(839,155)	(85,501)	(39,688)	(219,249)	41,009
NET ASSETS AT BEGINNING OF PERIOD	43,238,867	44,078,022	971,078	1,010,766	677,652	636,643
NET ASSETS AT END OF PERIOD	$31,544,563	$43,238,867	$885,577	$971,078	$458,403	$677,652

UNITS OUTSTANDING
Units outstanding at beginning of period	2,122,388	2,477,117	34,872	36,442	27,157	29,795
Units issued	105,785	81,923	1,433	1,614	497	21
Units redeemed	(367,612)	(436,652)	(4,762)	(3,184)	(5,667)	(2,659)
Units outstanding at end of period	1,860,561	2,122,388	31,543	34,872	21,987	27,157

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	VIT Large Cap Value		VIT Mid Cap Value		VIT Small Cap Equity Insights
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,311)	$(2,960)	$(8,927)	$(19,906)	$(49,778)	$(50,529)
Net realized gains (losses)	9,451	361,537	228,612	143,475	600,366	523,348
Change in unrealized gains (losses)	(154,794)	(181,925)	(406,584)	70,696	(845,423)	(87,740)
Increase (decrease) in net assets from operations	(156,654)	176,652	(186,899)	194,265	(294,835)	385,079

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(275,213)	(84,179)	(343,098)	(45,077)	(163,686)	(96,911)
Payments on termination	(159,930)	(310,242)	(158,319)	(247,011)	(510,269)	(589,317)
Contract Maintenance Charge	(5,610)	(5,623)	(3,989)	(4,338)	(9,896)	(9,211)
Transfers among the sub-accounts and with the
Fixed Account - net	(97,523)	6,413	(103,272)	(14,875)	(104,609)	9,669
Increase (decrease) in net assets from contract
transactions	(538,276)	(393,631)	(608,678)	(311,301)	(788,460)	(685,770)

INCREASE (DECREASE) IN NET ASSETS	(694,930)	(216,979)	(795,577)	(117,036)	(1,083,295)	(300,691)
NET ASSETS AT BEGINNING OF PERIOD	2,200,019	2,416,998	2,139,003	2,256,039	4,149,275	4,449,966
NET ASSETS AT END OF PERIOD	$1,505,089	$2,200,019	$1,343,426	$2,139,003	$3,065,980	$4,149,275

UNITS OUTSTANDING
Units outstanding at beginning of period	122,850	145,801	94,412	108,571	196,310	231,004
Units issued	2,717	6,025	174	314	11,053	9,841
Units redeemed	(31,688)	(28,976)	(26,954)	(14,473)	(46,126)	(44,535)
Units outstanding at end of period	93,879	122,850	67,632	94,412	161,237	196,310

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Janus Aspen Series
	Sub-Account		Sub-Account		Sub-Account
	VIT Strategic Growth		VIT U.S. Equity Insights		Janus Henderson VIT Forty (Institutional Shares)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(114)	$(89)	$(20,189)	$(15,721)	$(42)	$(195)
Net realized gains (losses)	4,468	431	691,600	727,435	4,552	766
Change in unrealized gains (losses)	(4,585)	1,696	(884,902)	26,116	(3,468)	2,555
Increase (decrease) in net assets from operations	(231)	2,038	(213,491)	737,830	1,042	3,126

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(73,311)	(86,424)	—	—
Payments on termination	(222)	—	(311,938)	(530,797)	(13,302)	—
Contract Maintenance Charge	(18)	(18)	(8,409)	(8,246)	(6)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	1	(1)	(125,910)	(331,790)	(129)	(149)
Increase (decrease) in net assets from contract
transactions	(239)	(19)	(519,568)	(957,257)	(13,437)	(155)

INCREASE (DECREASE) IN NET ASSETS	(470)	2,019	(733,059)	(219,427)	(12,395)	2,971
NET ASSETS AT BEGINNING OF PERIOD	9,150	7,131	3,583,493	3,802,920	14,028	11,057
NET ASSETS AT END OF PERIOD	$8,680	$9,150	$2,850,434	$3,583,493	$1,633	$14,028

UNITS OUTSTANDING
Units outstanding at beginning of period	494	494	156,384	202,162	412	417
Units issued	—	—	8,956	4,633	—	—
Units redeemed	(15)	—	(30,362)	(50,411)	(364)	(5)
Units outstanding at end of period	479	494	134,978	156,384	48	412

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lazard Retirement Series, Inc.		Legg Mason Partners Variable Equity Trust		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Lazard Retirement Emerging Markets Equity		ClearBridge Variable Large Cap Value Portfolio I		Bond-Debenture
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1	$1	$1	$—	$277,037	$306,697
Net realized gains (losses)	—	1	36	16	306,205	269,750
Change in unrealized gains (losses)	(24)	23	(89)	43	(1,207,216)	357,454
Increase (decrease) in net assets from operations	(23)	25	(52)	59	(623,974)	933,901

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	18,547	6,416
Benefit payments	—	—	—	—	(545,964)	(529,027)
Payments on termination	—	—	—	—	(1,261,811)	(1,552,349)
Contract Maintenance Charge	(1)	(1)	(5)	(5)	(35,342)	(35,717)
Transfers among the sub-accounts and with the
Fixed Account - net	22	1	24	4	(112,353)	566,331
Increase (decrease) in net assets from contract
transactions	21	—	19	(1)	(1,936,923)	(1,544,346)

INCREASE (DECREASE) IN NET ASSETS	(2)	25	(33)	58	(2,560,897)	(610,445)
NET ASSETS AT BEGINNING OF PERIOD	118	93	507	449	12,587,294	13,197,739
NET ASSETS AT END OF PERIOD	$116	$118	$474	$507	$10,026,397	$12,587,294

UNITS OUTSTANDING
Units outstanding at beginning of period	2	2	22	22	641,400	721,160
Units issued	—	—	1	—	19,836	55,829
Units redeemed	1	—	(1)	—	(119,571)	(135,589)
Units outstanding at end of period	3	2	22	22	541,665	641,400

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		Lord Abbett Series Fund		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Fundamental Equity		Growth and Income		Growth Opportunities
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,110)	$(22,204)	$(28,173)	$(37,039)	$(83,474)	$(89,354)
Net realized gains (losses)	486,136	337,574	976,047	1,541,695	1,123,634	160,847
Change in unrealized gains (losses)	(769,831)	36,894	(1,661,255)	(494,265)	(1,212,966)	998,739
Increase (decrease) in net assets from operations	(292,805)	352,264	(713,381)	1,010,391	(172,806)	1,070,232

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,970	2,319	25,235	650	7,356	5,215
Benefit payments	(123,748)	(33,776)	(435,181)	(323,239)	(102,972)	(121,074)
Payments on termination	(438,550)	(439,009)	(911,214)	(1,344,552)	(764,228)	(738,687)
Contract Maintenance Charge	(6,575)	(7,005)	(23,484)	(26,031)	(17,547)	(17,697)
Transfers among the sub-accounts and with the
Fixed Account - net	(91,050)	(7,419)	(330,590)	(517,235)	(79,762)	(217,056)
Increase (decrease) in net assets from contract
transactions	(628,953)	(484,890)	(1,675,234)	(2,210,407)	(957,153)	(1,089,299)

INCREASE (DECREASE) IN NET ASSETS	(921,758)	(132,626)	(2,388,615)	(1,200,016)	(1,129,959)	(19,067)
NET ASSETS AT BEGINNING OF PERIOD	3,463,936	3,596,562	8,945,959	10,145,975	5,547,933	5,567,000
NET ASSETS AT END OF PERIOD	$2,542,178	$3,463,936	$6,557,344	$8,945,959	$4,417,974	$5,547,933

UNITS OUTSTANDING
Units outstanding at beginning of period	145,524	167,273	459,829	581,502	212,361	258,019
Units issued	5,622	7,426	10,668	15,101	6,119	5,834
Units redeemed	(32,693)	(29,175)	(97,941)	(136,774)	(41,793)	(51,492)
Units outstanding at end of period	118,453	145,524	372,556	459,829	176,687	212,361

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Mid-Cap Stock		MFS Growth		MFS Investors Trust
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(108,880)	$(122,904)	$(11,459)	$(9,769)	$(6,376)	$(5,273)
Net realized gains (losses)	566,004	1,541,694	123,059	48,350	55,997	50,834
Change in unrealized gains (losses)	(2,049,892)	(850,760)	(90,117)	154,336	(100,511)	105,491
Increase (decrease) in net assets from operations	(1,592,768)	568,030	21,483	192,917	(50,890)	151,052

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,302	30,390	—	500	—	—
Benefit payments	(164,196)	(264,202)	(34,843)	(16,597)	(9,383)	(3,859)
Payments on termination	(1,748,791)	(1,289,581)	(21,348)	(19,973)	(44,464)	(32,380)
Contract Maintenance Charge	(25,230)	(26,128)	(492)	(481)	(508)	(553)
Transfers among the sub-accounts and with the
Fixed Account - net	60,435	278,605	(57,623)	(2,541)	630	(28,219)
Increase (decrease) in net assets from contract
transactions	(1,869,480)	(1,270,916)	(114,306)	(39,092)	(53,725)	(65,011)

INCREASE (DECREASE) IN NET ASSETS	(3,462,248)	(702,886)	(92,823)	153,825	(104,615)	86,041
NET ASSETS AT BEGINNING OF PERIOD	11,125,598	11,828,484	821,062	667,237	811,619	725,578
NET ASSETS AT END OF PERIOD	$7,663,350	$11,125,598	$728,239	$821,062	$707,004	$811,619

UNITS OUTSTANDING
Units outstanding at beginning of period	553,441	616,750	33,955	35,837	38,898	42,210
Units issued	18,302	35,432	815	85	189	78
Units redeemed	(116,103)	(98,741)	(4,529)	(1,967)	(2,644)	(3,390)
Units outstanding at end of period	455,640	553,441	30,241	33,955	36,443	38,898

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS New Discovery		MFS Research		MFS Total Return Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,637)	$(14,542)	$(3,790)	$(396)	$18,187	$17,339
Net realized gains (losses)	228,054	33,848	69,025	38,792	838	3,917
Change in unrealized gains (losses)	(211,786)	230,493	(89,770)	52,611	(38,376)	4,799
Increase (decrease) in net assets from operations	631	249,799	(24,535)	91,007	(19,351)	26,055

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,077	1,407	—	—	804	1,554
Benefit payments	—	(3,839)	(16,756)	(12,226)	(94)	(9,643)
Payments on termination	(86,682)	(36,186)	(21,960)	(10,349)	(39,935)	(28,591)
Contract Maintenance Charge	(787)	(793)	(165)	(175)	(411)	(455)
Transfers among the sub-accounts and with the
Fixed Account - net	(165,177)	(35,551)	(16)	(9)	102,498	(20,599)
Increase (decrease) in net assets from contract
transactions	(251,569)	(74,962)	(38,897)	(22,759)	62,862	(57,734)

INCREASE (DECREASE) IN NET ASSETS	(250,938)	174,837	(63,432)	68,248	43,511	(31,679)
NET ASSETS AT BEGINNING OF PERIOD	1,215,986	1,041,149	497,845	429,597	820,105	851,784
NET ASSETS AT END OF PERIOD	$965,048	$1,215,986	$434,413	$497,845	$863,616	$820,105

UNITS OUTSTANDING
Units outstanding at beginning of period	35,359	37,725	24,947	26,153	39,464	42,329
Units issued	114	267	—	—	5,129	364
Units redeemed	(6,279)	(2,633)	(1,872)	(1,206)	(2,076)	(3,229)
Units outstanding at end of period	29,194	35,359	23,075	24,947	42,517	39,464

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Utilities		MFS Growth (Service Class)		MFS Investors Trust (Service Class)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(718)	$7,347	$(1,068)	$(1,303)	$(1,456)	$(1,224)
Net realized gains (losses)	4,749	1,451	15,796	4,993	9,762	7,351
Change in unrealized gains (losses)	(4,559)	21,459	(11,933)	16,747	(16,968)	17,817
Increase (decrease) in net assets from operations	(528)	30,257	2,795	20,437	(8,662)	23,944

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(13,043)	—	(41,782)	—	—	—
Payments on termination	(6,058)	(5,976)	(1,375)	(1,205)	(9,032)	(2,415)
Contract Maintenance Charge	(37)	(38)	(24)	(22)	(63)	(75)
Transfers among the sub-accounts and with the
Fixed Account - net	(2)	(3)	(2,437)	(1,255)	94	(3,267)
Increase (decrease) in net assets from contract
transactions	(19,140)	(6,017)	(45,618)	(2,482)	(9,001)	(5,757)

INCREASE (DECREASE) IN NET ASSETS	(19,668)	24,240	(42,823)	17,955	(17,663)	18,187
NET ASSETS AT BEGINNING OF PERIOD	253,699	229,459	89,710	71,755	133,865	115,678
NET ASSETS AT END OF PERIOD	$234,031	$253,699	$46,887	$89,710	$116,202	$133,865

UNITS OUTSTANDING
Units outstanding at beginning of period	7,644	7,829	3,560	3,696	6,464	6,772
Units issued	—	—	—	—	5	—
Units redeemed	(567)	(185)	(1,355)	(136)	(433)	(308)
Units outstanding at end of period	7,077	7,644	2,205	3,560	6,036	6,464

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS New Discovery Series (Service Class)*		MFS Research (Service Class)		MFS Utilities (Service Class)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,138)	$(1,078)	$(436)	$(149)	$(3,546)	$16,913
Net realized gains (losses)	13,543	3,851	5,205	3,030	21,706	32,965
Change in unrealized gains (losses)	(13,257)	13,068	(7,076)	4,041	(20,626)	27,318
Increase (decrease) in net assets from operations	(852)	15,841	(2,307)	6,922	(2,466)	77,196

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15	20	—	—	—	—
Benefit payments	—	—	—	—	(191)	99
Payments on termination	(7,514)	(15,430)	(704)	(833)	(103,476)	(206,857)
Contract Maintenance Charge	(44)	(48)	(13)	(20)	(3)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,551)	(1,784)	(14)	(25)	261	(3,876)
Increase (decrease) in net assets from contract
transactions	(10,094)	(17,242)	(731)	(878)	(103,409)	(210,648)

INCREASE (DECREASE) IN NET ASSETS	(10,946)	(1,401)	(3,038)	6,044	(105,875)	(133,452)
NET ASSETS AT BEGINNING OF PERIOD	73,022	74,423	39,101	33,057	550,700	684,152
NET ASSETS AT END OF PERIOD	$62,076	$73,022	$36,063	$39,101	$444,825	$550,700

UNITS OUTSTANDING
Units outstanding at beginning of period	3,114	3,998	1,884	1,931	17,368	23,845
Units issued	12	20	—	—	11	184
Units redeemed	(406)	(904)	(34)	(47)	(3,009)	(6,661)
Units outstanding at end of period	2,720	3,114	1,850	1,884	14,370	17,368

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust II		Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	MFS High Yield		Morgan Stanley VIF Core Plus Fixed Income		Morgan Stanley VIF Emerging Markets Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,668	$12,601	$1,641	$2,613	$(166,607)	$(134,691)
Net realized gains (losses)	(3,084)	(866)	242	2,507	403,310	366,037
Change in unrealized gains (losses)	(14,459)	767	(5,636)	3,701	(3,033,168)	3,979,600
Increase (decrease) in net assets from operations	(8,875)	12,502	(3,753)	8,821	(2,796,465)	4,210,946

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	75	300	—	—	8,797	1,648
Benefit payments	—	—	—	—	(449,031)	(656,514)
Payments on termination	(39,754)	(14,358)	(11,024)	(13,092)	(862,425)	(746,997)
Contract Maintenance Charge	(115)	(138)	(122)	(140)	(4,266)	(5,032)
Transfers among the sub-accounts and with the
Fixed Account - net	2,234	1,260	455	(65,932)	(392,845)	(301,380)
Increase (decrease) in net assets from contract
transactions	(37,560)	(12,936)	(10,691)	(79,164)	(1,699,770)	(1,708,275)

INCREASE (DECREASE) IN NET ASSETS	(46,435)	(434)	(14,444)	(70,343)	(4,496,235)	2,502,671
NET ASSETS AT BEGINNING OF PERIOD	234,417	234,851	172,931	243,274	15,937,482	13,434,811
NET ASSETS AT END OF PERIOD	$187,982	$234,417	$158,487	$172,931	$11,441,247	$15,937,482

UNITS OUTSTANDING
Units outstanding at beginning of period	11,044	11,657	10,732	15,549	676,115	756,804
Units issued	184	130	31	64	31,449	44,072
Units redeemed	(1,974)	(743)	(666)	(4,881)	(112,771)	(124,761)
Units outstanding at end of period	9,254	11,044	10,097	10,732	594,793	676,115

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Global Infrastructure		Morgan Stanley VIF Global Strategist		Morgan Stanley VIF Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$547,836	$353,090	$(142,417)	$(155,147)	$(456,498)	$(409,859)
Net realized gains (losses)	432,461	1,266,867	2,803,199	1,181,655	7,273,049	3,469,257
Change in unrealized gains (losses)	(3,999,149)	2,514,538	(6,583,021)	6,692,908	(4,995,083)	5,397,044
Increase (decrease) in net assets from operations	(3,018,852)	4,134,495	(3,922,239)	7,719,416	1,821,468	8,456,442

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	25,235	360	67,846	2,462	21,203	4,685
Benefit payments	(2,896,893)	(3,062,285)	(3,113,446)	(4,280,078)	(754,890)	(840,900)
Payments on termination	(1,928,715)	(2,402,098)	(2,728,415)	(3,631,119)	(2,778,200)	(1,894,189)
Contract Maintenance Charge	(11,981)	(14,022)	(17,947)	(20,773)	(27,492)	(24,841)
Transfers among the sub-accounts and with the
Fixed Account - net	(749,410)	(459,902)	(1,369,866)	(781,236)	(471,350)	(1,056,269)
Increase (decrease) in net assets from contract
transactions	(5,561,764)	(5,937,947)	(7,161,828)	(8,710,744)	(4,010,729)	(3,811,514)

INCREASE (DECREASE) IN NET ASSETS	(8,580,616)	(1,803,452)	(11,084,067)	(991,328)	(2,189,261)	4,644,928
NET ASSETS AT BEGINNING OF PERIOD	36,447,423	38,250,875	56,496,243	57,487,571	26,765,123	22,120,195
NET ASSETS AT END OF PERIOD	$27,866,807	$36,447,423	$45,412,176	$56,496,243	$24,575,862	$26,765,123

UNITS OUTSTANDING
Units outstanding at beginning of period	773,201	906,684	3,534,299	4,167,920	977,395	1,123,772
Units issued	10,653	37,642	67,035	73,741	62,690	59,005
Units redeemed	(129,059)	(171,125)	(561,670)	(707,362)	(198,208)	(205,382)
Units outstanding at end of period	654,795	773,201	3,039,664	3,534,299	841,877	977,395

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Mid Cap Growth		Morgan Stanley VIF U.S. Real Estate		Morgan Stanley VIF Emerging Markets Debt (Class II)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(210,747)	$(177,550)	$131,733	$(27,620)	$233,272	$258,764
Net realized gains (losses)	2,958,585	43,777	579,149	808,774	(118,362)	(31,199)
Change in unrealized gains (losses)	(1,707,554)	3,332,283	(1,924,163)	(602,688)	(642,055)	299,771
Increase (decrease) in net assets from operations	1,040,284	3,198,510	(1,213,281)	178,466	(527,145)	527,336

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,968	120	7,494	3,401	4,163	4,635
Benefit payments	(575,823)	(359,894)	(338,012)	(463,309)	(246,036)	(160,760)
Payments on termination	(680,060)	(698,543)	(903,030)	(1,130,917)	(657,060)	(889,349)
Contract Maintenance Charge	(2,979)	(3,049)	(3,206)	(3,979)	(15,307)	(8,722)
Transfers among the sub-accounts and with the
Fixed Account - net	543,435	(315,982)	(514,717)	(732,766)	66,236	(125,082)
Increase (decrease) in net assets from contract
transactions	(694,459)	(1,377,348)	(1,751,471)	(2,327,570)	(848,004)	(1,179,278)

INCREASE (DECREASE) IN NET ASSETS	345,825	1,821,162	(2,964,752)	(2,149,104)	(1,375,149)	(651,942)
NET ASSETS AT BEGINNING OF PERIOD	11,077,190	9,256,028	14,209,978	16,359,082	6,487,458	7,139,400
NET ASSETS AT END OF PERIOD	$11,423,015	$11,077,190	$11,245,226	$14,209,978	$5,112,309	$6,487,458

UNITS OUTSTANDING
Units outstanding at beginning of period	383,273	436,905	331,902	387,172	245,084	290,216
Units issued	48,147	18,377	7,554	8,652	12,532	11,900
Units redeemed	(68,520)	(72,009)	(49,449)	(63,922)	(46,877)	(57,032)
Units outstanding at end of period	362,900	383,273	290,007	331,902	210,739	245,084

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Emerging Markets Equity (Class II)		Morgan Stanley VIF Global Franchise (Class II)		Morgan Stanley VIF Global Infrastructure (Class II)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,207)	$(43,622)	$(161,605)	$(101,184)	$102,958	$48,624
Net realized gains (losses)	147,357	141,207	3,483,244	2,859,031	146,400	406,897
Change in unrealized gains (losses)	(869,072)	1,198,411	(4,010,270)	2,798,464	(1,188,862)	659,244
Increase (decrease) in net assets from operations	(770,922)	1,295,996	(688,631)	5,556,311	(939,504)	1,114,765

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	35,127	5,103	1,550	—
Benefit payments	(205,716)	(133,384)	(1,548,990)	(839,071)	(314,679)	(607,326)
Payments on termination	(478,957)	(912,498)	(2,289,282)	(2,817,025)	(1,039,050)	(486,511)
Contract Maintenance Charge	(13,725)	(16,733)	(69,646)	(64,877)	(5,843)	(6,090)
Transfers among the sub-accounts and with the
Fixed Account - net	(128,148)	(10,596)	(240,789)	(960,104)	(42,224)	(161,543)
Increase (decrease) in net assets from contract
transactions	(826,546)	(1,073,211)	(4,113,580)	(4,675,974)	(1,400,246)	(1,261,470)

INCREASE (DECREASE) IN NET ASSETS	(1,597,468)	222,785	(4,802,211)	880,337	(2,339,750)	(146,705)
NET ASSETS AT BEGINNING OF PERIOD	4,520,909	4,298,124	26,129,724	25,249,387	10,728,092	10,874,797
NET ASSETS AT END OF PERIOD	$2,923,441	$4,520,909	$21,327,513	$26,129,724	$8,388,342	$10,728,092

UNITS OUTSTANDING
Units outstanding at beginning of period	116,229	147,008	753,600	899,814	579,273	647,246
Units issued	6,993	4,929	9,261	16,749	6,993	4,446
Units redeemed	(30,145)	(35,708)	(124,215)	(162,963)	(83,445)	(72,419)
Units outstanding at end of period	93,077	116,229	638,646	753,600	502,821	579,273

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Global Strategist (Class II)		Morgan Stanley VIF Growth (Class II)		Morgan Stanley VIF Mid Cap Growth (Class II)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(127,563)	$(142,656)	$(95,997)	$(88,163)	$(204,508)	$(203,312)
Net realized gains (losses)	960,403	428,029	1,607,262	787,185	3,173,476	11,581
Change in unrealized gains (losses)	(2,245,419)	2,245,854	(1,173,536)	1,062,022	(1,711,516)	3,897,555
Increase (decrease) in net assets from operations	(1,412,579)	2,531,227	337,729	1,761,044	1,257,452	3,705,824

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,404	1,560	650	815	11,186	8,091
Benefit payments	(818,291)	(975,568)	(111,121)	(153,842)	(624,100)	(256,731)
Payments on termination	(1,157,912)	(1,503,947)	(357,765)	(446,424)	(1,622,525)	(1,654,651)
Contract Maintenance Charge	(23,145)	(22,870)	(19,808)	(15,473)	(46,607)	(42,706)
Transfers among the sub-accounts and with the
Fixed Account - net	(611,898)	(485,969)	(175,002)	(240,906)	(754,058)	(940,638)
Increase (decrease) in net assets from contract
transactions	(2,606,842)	(2,986,794)	(663,046)	(855,830)	(3,036,104)	(2,886,635)

INCREASE (DECREASE) IN NET ASSETS	(4,019,421)	(455,567)	(325,317)	905,214	(1,778,652)	819,189
NET ASSETS AT BEGINNING OF PERIOD	19,174,510	19,630,077	5,522,021	4,616,807	11,937,910	11,118,721
NET ASSETS AT END OF PERIOD	$15,155,089	$19,174,510	$5,196,704	$5,522,021	$10,159,258	$11,937,910

UNITS OUTSTANDING
Units outstanding at beginning of period	1,254,151	1,459,997	142,276	167,151	460,693	592,106
Units issued	16,672	22,127	14,428	6,106	19,864	12,440
Units redeemed	(192,246)	(227,973)	(30,590)	(30,981)	(126,128)	(143,853)
Units outstanding at end of period	1,078,577	1,254,151	126,114	142,276	354,429	460,693

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF U.S. Real Estate (Class II)		European Equity*		Income Plus
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$173,982	$(95,402)	$268,014	$343,623	$787,721	$1,002,868
Net realized gains (losses)	1,028,660	1,174,564	(1,352,074)	(37,010)	832,830	523,524
Change in unrealized gains (losses)	(3,364,524)	(813,233)	(1,238,884)	4,073,317	(3,862,996)	817,467
Increase (decrease) in net assets from operations	(2,161,882)	265,929	(2,322,944)	4,379,930	(2,242,445)	2,343,859

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	28,383	11,374	2,782	1,222	41,903	4,349
Benefit payments	(483,005)	(467,935)	(794,767)	(890,054)	(2,728,925)	(3,548,373)
Payments on termination	(2,188,023)	(2,733,365)	(967,693)	(1,684,210)	(3,168,530)	(3,239,007)
Contract Maintenance Charge	(72,754)	(63,309)	(7,203)	(10,150)	(14,135)	(16,360)
Transfers among the sub-accounts and with the
Fixed Account - net	(221,781)	419,682	(19,117,035)	(192,937)	(748,341)	(675,453)
Increase (decrease) in net assets from contract
transactions	(2,937,180)	(2,833,553)	(20,883,916)	(2,776,129)	(6,618,028)	(7,474,844)

INCREASE (DECREASE) IN NET ASSETS	(5,099,062)	(2,567,624)	(23,206,860)	1,603,801	(8,860,473)	(5,130,985)
NET ASSETS AT BEGINNING OF PERIOD	25,033,933	27,601,557	23,206,860	21,603,059	43,809,831	48,940,816
NET ASSETS AT END OF PERIOD	$19,934,871	$25,033,933	$—	$23,206,860	$34,949,358	$43,809,831

UNITS OUTSTANDING
Units outstanding at beginning of period	675,250	752,812	626,968	699,125	1,191,804	1,398,179
Units issued	29,229	37,004	11,214	20,826	27,949	68,889
Units redeemed	(110,589)	(114,566)	(638,182)	(92,983)	(212,939)	(275,264)
Units outstanding at end of period	593,890	675,250	—	626,968	1,006,814	1,191,804

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	Limited Duration*		Multi Cap Growth		European Equity (Class Y Shares)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19,238	$43,013	$(2,974,482)	$(2,478,276)	$38,442	$55,638
Net realized gains (losses)	(816,571)	(145,223)	65,991,282	24,263,364	(342,908)	(3,787)
Change in unrealized gains (losses)	716,714	95,073	(38,893,111)	45,939,233	(335,574)	1,067,690
Increase (decrease) in net assets from operations	(80,619)	(7,137)	24,123,689	67,724,321	(640,040)	1,119,541

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	166,962	—	1,924,239	9,732	1,434	870
Benefit payments	(253,613)	(414,104)	(13,014,164)	(6,435,540)	(177,972)	(81,625)
Payments on termination	(295,134)	(350,881)	(12,814,729)	(14,685,803)	(459,171)	(376,843)
Contract Maintenance Charge	(1,817)	(2,506)	(61,425)	(61,884)	(3,878)	(7,960)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,303,328)	126,512	(4,098,647)	(4,169,824)	(4,937,303)	(81,081)
Increase (decrease) in net assets from contract
transactions	(4,686,930)	(640,979)	(28,064,726)	(25,343,319)	(5,576,890)	(546,639)

INCREASE (DECREASE) IN NET ASSETS	(4,767,549)	(648,116)	(3,941,037)	42,381,002	(6,216,930)	572,902
NET ASSETS AT BEGINNING OF PERIOD	4,767,549	5,415,665	194,167,573	151,786,571	6,216,930	5,644,028
NET ASSETS AT END OF PERIOD	$—	$4,767,549	$190,226,536	$194,167,573	$—	$6,216,930

UNITS OUTSTANDING
Units outstanding at beginning of period	440,457	499,529	1,841,045	2,090,554	488,604	534,228
Units issued	38,031	28,235	49,290	46,398	10,759	9,763
Units redeemed	(478,488)	(87,307)	(246,443)	(295,907)	(499,363)	(55,387)
Units outstanding at end of period	—	440,457	1,643,892	1,841,045	—	488,604

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	Income Plus (Class Y Shares)		Limited Duration (Class Y Shares)*		Multi Cap Growth (Class Y Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$618,247	$765,786	$(20,588)	$48,291	$(978,329)	$(840,723)
Net realized gains (losses)	854,660	460,414	(3,609,847)	(469,190)	17,913,994	6,980,713
Change in unrealized gains (losses)	(4,169,998)	1,048,014	3,216,114	265,720	(10,779,952)	11,842,286
Increase (decrease) in net assets from operations	(2,697,091)	2,274,214	(414,321)	(155,179)	6,155,713	17,982,276

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	34,549	2,222	250	300	59,723	3,060
Benefit payments	(2,182,110)	(3,137,337)	(543,243)	(923,788)	(1,350,082)	(1,939,545)
Payments on termination	(3,785,740)	(4,094,740)	(1,088,077)	(1,661,448)	(5,337,545)	(3,980,155)
Contract Maintenance Charge	(59,972)	(32,322)	(16,489)	(21,119)	(60,165)	(44,479)
Transfers among the sub-accounts and with the
Fixed Account - net	(689,457)	704,903	(17,798,129)	929,039	(1,855,782)	(2,115,058)
Increase (decrease) in net assets from contract
transactions	(6,682,730)	(6,557,274)	(19,445,688)	(1,677,016)	(8,543,851)	(8,076,177)

INCREASE (DECREASE) IN NET ASSETS	(9,379,821)	(4,283,060)	(19,860,009)	(1,832,195)	(2,388,138)	9,906,099
NET ASSETS AT BEGINNING OF PERIOD	47,316,529	51,599,589	19,860,009	21,692,204	51,308,224	41,402,125
NET ASSETS AT END OF PERIOD	$37,936,708	$47,316,529	$—	$19,860,009	$48,920,086	$51,308,224

UNITS OUTSTANDING
Units outstanding at beginning of period	2,567,886	2,921,247	2,139,358	2,316,494	1,827,524	2,150,787
Units issued	97,813	102,653	53,315	126,352	23,967	37,701
Units redeemed	(475,916)	(456,014)	(2,192,673)	(303,488)	(280,290)	(360,964)
Units outstanding at end of period	2,189,783	2,567,886	—	2,139,358	1,571,201	1,827,524

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Neuberger Berman Advisors Management Trust		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	AMT Large Cap Value		Oppenheimer Capital Appreciation		Oppenheimer Conservative Balanced
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(98)	$(230)	$(31,302)	$(31,498)	$4,771	$5,058
Net realized gains (losses)	2,708	699	267,224	308,264	32,778	27,198
Change in unrealized gains (losses)	(3,249)	2,111	(426,964)	335,870	(99,403)	46,419
Increase (decrease) in net assets from operations	(639)	2,580	(191,042)	612,636	(61,854)	78,675

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	23,375	27,025	3,000	4,500
Benefit payments	—	—	(12,753)	(34,402)	(26,393)	(65,578)
Payments on termination	(251)	(299)	(78,707)	(165,491)	(54,157)	(58,584)
Contract Maintenance Charge	(11)	(12)	(1,888)	(2,033)	(433)	(487)
Transfers among the sub-accounts and with the
Fixed Account - net	—	1	(71,588)	(19,508)	762	(45,347)
Increase (decrease) in net assets from contract
transactions	(262)	(310)	(141,561)	(194,409)	(77,221)	(165,496)

INCREASE (DECREASE) IN NET ASSETS	(901)	2,270	(332,603)	418,227	(139,075)	(86,821)
NET ASSETS AT BEGINNING OF PERIOD	24,757	22,487	2,921,677	2,503,450	983,373	1,070,194
NET ASSETS AT END OF PERIOD	$23,856	$24,757	$2,589,074	$2,921,677	$844,298	$983,373

UNITS OUTSTANDING
Units outstanding at beginning of period	1,075	1,089	147,852	159,042	61,755	72,227
Units issued	—	—	1,672	3,214	255	397
Units redeemed	(12)	(14)	(8,507)	(14,404)	(5,162)	(10,869)
Units outstanding at end of period	1,063	1,075	141,017	147,852	56,848	61,755

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Discovery Mid Cap Growth		Oppenheimer Global		Oppenheimer Global Strategic Income
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,888)	$(8,917)	$(8,606)	$(8,280)	$43,255	$12,103
Net realized gains (losses)	116,662	83,487	282,011	93,428	(9,863)	114
Change in unrealized gains (losses)	(143,718)	70,376	(617,484)	572,316	(105,644)	53,125
Increase (decrease) in net assets from operations	(36,944)	144,946	(344,079)	657,464	(72,252)	65,342

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	19,378	29,893	3,790	5,300
Benefit payments	(21,333)	(11,765)	(2,885)	(12,334)	32,816	(20,265)
Payments on termination	(31,083)	(35,230)	(202,624)	(115,797)	(189,514)	(60,325)
Contract Maintenance Charge	(172)	(175)	(1,526)	(1,533)	(506)	(551)
Transfers among the sub-accounts and with the
Fixed Account - net	(37,658)	(5,152)	112,913	(55,637)	(57,543)	229
Increase (decrease) in net assets from contract
transactions	(90,246)	(52,322)	(74,744)	(155,408)	(210,957)	(75,612)

INCREASE (DECREASE) IN NET ASSETS	(127,190)	92,624	(418,823)	502,056	(283,209)	(10,270)
NET ASSETS AT BEGINNING OF PERIOD	646,846	554,222	2,452,778	1,950,722	1,387,629	1,397,899
NET ASSETS AT END OF PERIOD	$519,656	$646,846	$2,033,955	$2,452,778	$1,104,420	$1,387,629

UNITS OUTSTANDING
Units outstanding at beginning of period	48,468	52,424	67,753	72,913	98,337	102,359
Units issued	—	611	6,826	3,940	4,756	2,194
Units redeemed	(5,016)	(4,567)	(8,849)	(9,100)	(26,112)	(6,216)
Units outstanding at end of period	43,452	48,468	65,730	67,753	76,981	98,337

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street		Oppenheimer Main Street Small Cap		Oppenheimer Total Return Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,131)	$(2,884)	$(14,516)	$(4,511)	$9,877	$5,471
Net realized gains (losses)	142,176	94,995	189,321	149,134	(14,384)	(4,597)
Change in unrealized gains (losses)	(244,520)	97,316	(314,936)	(8,631)	(7,169)	14,703
Increase (decrease) in net assets from operations	(106,475)	189,427	(140,131)	135,992	(11,676)	15,577

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,605	10,615	1,990	1,680
Benefit payments	(14,849)	(26,767)	(2,664)	(394)	—	—
Payments on termination	(135,494)	(147,997)	(78,037)	(47,747)	(50,571)	(18,462)
Contract Maintenance Charge	(687)	(739)	(1,162)	(1,259)	(439)	(488)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,250)	(8,241)	(24,549)	55,308	3,686	14,696
Increase (decrease) in net assets from contract
transactions	(168,280)	(183,744)	(104,807)	16,523	(45,334)	(2,574)

INCREASE (DECREASE) IN NET ASSETS	(274,755)	5,683	(244,938)	152,515	(57,010)	13,003
NET ASSETS AT BEGINNING OF PERIOD	1,320,219	1,314,536	1,335,751	1,183,236	497,304	484,301
NET ASSETS AT END OF PERIOD	$1,045,464	$1,320,219	$1,090,813	$1,335,751	$440,294	$497,304

UNITS OUTSTANDING
Units outstanding at beginning of period	64,084	73,740	30,269	30,147	38,168	38,394
Units issued	15	3,819	141	11,155	1,116	1,278
Units redeemed	(7,947)	(13,475)	(2,413)	(11,033)	(4,706)	(1,504)
Units outstanding at end of period	56,152	64,084	27,997	30,269	34,578	38,168

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Capital Appreciation (SS)		Oppenheimer Conservative Balanced (SS)		Oppenheimer Discovery Mid Cap Growth (SS)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(255,891)	$(267,546)	$4,582	$4,426	$(99,162)	$(100,328)
Net realized gains (losses)	1,887,691	2,293,530	210,777	59,271	1,182,159	1,062,895
Change in unrealized gains (losses)	(2,573,007)	1,646,572	(621,435)	398,669	(1,470,524)	442,836
Increase (decrease) in net assets from operations	(941,207)	3,672,556	(406,076)	462,366	(387,527)	1,405,403

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,857	10,064	962	1,315	1,465	9,365
Benefit payments	(438,297)	(314,028)	(248,862)	(253,425)	(53,949)	(249,568)
Payments on termination	(1,508,863)	(2,276,612)	(675,962)	(481,460)	(858,348)	(766,997)
Contract Maintenance Charge	(50,256)	(48,655)	(25,388)	(24,314)	(22,731)	(21,487)
Transfers among the sub-accounts and with the
Fixed Account - net	(271,562)	(911,136)	(107,159)	(26,390)	(166,186)	(205,409)
Increase (decrease) in net assets from contract
transactions	(2,263,121)	(3,540,367)	(1,056,409)	(784,274)	(1,099,749)	(1,234,096)

INCREASE (DECREASE) IN NET ASSETS	(3,204,328)	132,189	(1,462,485)	(321,908)	(1,487,276)	171,307
NET ASSETS AT BEGINNING OF PERIOD	16,464,681	16,332,492	6,523,761	6,845,669	5,984,694	5,813,387
NET ASSETS AT END OF PERIOD	$13,260,353	$16,464,681	$5,061,276	$6,523,761	$4,497,418	$5,984,694

UNITS OUTSTANDING
Units outstanding at beginning of period	672,831	830,413	393,778	442,635	209,781	257,030
Units issued	23,597	11,598	10,016	13,743	3,831	2,198
Units redeemed	(110,771)	(169,180)	(75,252)	(62,600)	(43,112)	(49,447)
Units outstanding at end of period	585,657	672,831	328,542	393,778	170,500	209,781

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Global (SS)		Oppenheimer Global Strategic Income (SS)		Oppenheimer Main Street (SS)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(63,404)	$(67,039)	$894,398	$136,435	$(206,717)	$(183,045)
Net realized gains (losses)	925,717	477,140	(316,884)	(106,880)	3,843,458	2,024,936
Change in unrealized gains (losses)	(1,894,265)	1,856,507	(2,520,856)	1,511,289	(6,008,151)	2,348,310
Increase (decrease) in net assets from operations	(1,031,952)	2,266,608	(1,943,342)	1,540,844	(2,371,410)	4,190,201

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,379	23,191	22,588	55,937	43,198	19,615
Benefit payments	(79,191)	(395,591)	(713,911)	(1,149,116)	(744,343)	(735,787)
Payments on termination	(942,022)	(938,245)	(3,259,944)	(4,193,120)	(3,855,836)	(3,417,985)
Contract Maintenance Charge	(25,502)	(24,619)	(95,621)	(81,577)	(84,496)	(80,836)
Transfers among the sub-accounts and with the
Fixed Account - net	35,109	(446,125)	(176,258)	568,344	(254,815)	(877,507)
Increase (decrease) in net assets from contract
transactions	(991,227)	(1,781,389)	(4,223,146)	(4,799,532)	(4,896,292)	(5,092,500)

INCREASE (DECREASE) IN NET ASSETS	(2,023,179)	485,219	(6,166,488)	(3,258,688)	(7,267,702)	(902,299)
NET ASSETS AT BEGINNING OF PERIOD	7,956,650	7,471,431	33,977,883	37,236,571	29,569,014	30,471,313
NET ASSETS AT END OF PERIOD	$5,933,471	$7,956,650	$27,811,395	$33,977,883	$22,301,312	$29,569,014

UNITS OUTSTANDING
Units outstanding at beginning of period	212,580	267,574	1,805,862	2,063,546	1,039,755	1,228,171
Units issued	6,059	2,685	101,502	101,381	47,146	24,678
Units redeemed	(32,325)	(57,679)	(334,784)	(359,065)	(220,229)	(213,094)
Units outstanding at end of period	186,314	212,580	1,572,580	1,805,862	866,672	1,039,755

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street Small Cap (SS)		Oppenheimer Total Return Bond (SS)		PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(197,469)	$(132,029)	$167,991	$85,291	$1,617	$79,099
Net realized gains (losses)	2,265,153	1,422,801	(336,409)	(271,821)	(121,394)	(462,658)
Change in unrealized gains (losses)	(3,277,112)	262,780	(175,638)	553,872	37,516	381,813
Increase (decrease) in net assets from operations	(1,209,428)	1,553,552	(344,056)	367,342	(82,261)	(1,746)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,024	5,260	41,575	14,667	—	—
Benefit payments	(500,377)	(384,405)	(425,111)	(511,657)	(20,353)	(250,368)
Payments on termination	(1,678,696)	(1,578,863)	(1,403,206)	(1,596,497)	(64,007)	(113,157)
Contract Maintenance Charge	(42,048)	(42,055)	(40,110)	(42,944)	(1,793)	(1,844)
Transfers among the sub-accounts and with the
Fixed Account - net	(329,063)	103,903	(354,420)	334,495	3,094	22,724
Increase (decrease) in net assets from contract
transactions	(2,538,160)	(1,896,160)	(2,181,272)	(1,801,936)	(83,059)	(342,645)

INCREASE (DECREASE) IN NET ASSETS	(3,747,588)	(342,608)	(2,525,328)	(1,434,594)	(165,320)	(344,391)
NET ASSETS AT BEGINNING OF PERIOD	13,445,533	13,788,141	12,290,600	13,725,194	599,212	943,603
NET ASSETS AT END OF PERIOD	$9,697,945	$13,445,533	$9,765,272	$12,290,600	$433,892	$599,212

UNITS OUTSTANDING
Units outstanding at beginning of period	328,395	376,889	1,310,547	1,505,368	106,325	167,844
Units issued	12,641	22,191	60,519	122,895	2,972	7,025
Units redeemed	(71,829)	(70,685)	(300,840)	(317,716)	(18,194)	(68,544)
Units outstanding at end of period	269,207	328,395	1,070,226	1,310,547	91,103	106,325

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)		PIMCO VIT International Bond (US Dollar-Hedged)*		PIMCO VIT Real Return (Advisor Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,641	$19,130	$(1)	$22	$23,397	$17,575
Net realized gains (losses)	(7,665)	(6,039)	3	1	(29,189)	(16,543)
Change in unrealized gains (losses)	(41,454)	32,456	1	(15)	(132,208)	34,730
Increase (decrease) in net assets from operations	(36,478)	45,547	3	8	(138,000)	35,762

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	15,419	—
Benefit payments	(11,641)	(16,858)	—	—	(101,528)	(80,541)
Payments on termination	(27,042)	(81,921)	—	—	(351,420)	(304,081)
Contract Maintenance Charge	(1,889)	(1,951)	(3)	(3)	(10,649)	(4,722)
Transfers among the sub-accounts and with the
Fixed Account - net	22,295	(42,867)	5	33	37,071	2,229,314
Increase (decrease) in net assets from contract
transactions	(18,277)	(143,597)	2	30	(411,107)	1,839,970

INCREASE (DECREASE) IN NET ASSETS	(54,755)	(98,050)	5	38	(549,107)	1,875,732
NET ASSETS AT BEGINNING OF PERIOD	541,373	639,423	638	600	3,672,064	1,796,332
NET ASSETS AT END OF PERIOD	$486,618	$541,373	$643	$638	$3,122,957	$3,672,064

UNITS OUTSTANDING
Units outstanding at beginning of period	32,164	41,156	35	33	277,692	137,596
Units issued	4,400	1,533	—	2	14,122	178,504
Units redeemed	(5,670)	(10,525)	—	—	(45,741)	(38,408)
Units outstanding at end of period	30,894	32,164	35	35	246,073	277,692

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		Profunds VP
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Total Return		PIMCO VIT Total Return (Advisor Shares)		ProFund VP Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19	$9	$60,131	$24,835	$—	$(435)
Net realized gains (losses)	17	1	43,798	(561)	—	2,045
Change in unrealized gains (losses)	(75)	46	(301,385)	266,297	—	(1,852)
Increase (decrease) in net assets from operations	(39)	56	(197,456)	290,571	—	(242)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	500	1,400	—	—
Benefit payments	—	—	(288,649)	(305,552)	—	—
Payments on termination	—	—	(1,298,873)	(1,171,002)	—	—
Contract Maintenance Charge	(5)	(5)	(29,524)	(25,907)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(64)	175	407,357	(272,852)	—	(59,858)
Increase (decrease) in net assets from contract
transactions	(69)	170	(1,209,189)	(1,773,913)	—	(59,858)

INCREASE (DECREASE) IN NET ASSETS	(108)	226	(1,406,645)	(1,483,342)	—	(60,100)
NET ASSETS AT BEGINNING OF PERIOD	1,873	1,647	8,553,316	10,036,658	—	60,100
NET ASSETS AT END OF PERIOD	$1,765	$1,873	$7,146,671	$8,553,316	$—	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	106	96	570,599	689,455	—	4,681
Units issued	6	10	67,206	49,300	—	1,661
Units redeemed	(10)	—	(149,433)	(168,156)	—	(6,342)
Units outstanding at end of period	102	106	488,372	570,599	—	—

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Diversified Income		VT Equity Income		VT George Putnam Balanced
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$456,536	$726,606	$(1,223,887)	$(853,072)	$(324,548)	$52,990
Net realized gains (losses)	(602,791)	(497,505)	13,588,081	6,894,700	1,336,739	940,443
Change in unrealized gains (losses)	(181,675)	714,599	(27,146,971)	16,085,425	(2,773,829)	4,628,222
Increase (decrease) in net assets from operations	(327,930)	943,700	(14,782,777)	22,127,053	(1,761,638)	5,621,655

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,556	4,427	219,997	56,411	14,700	17,190
Benefit payments	(664,527)	(418,779)	(5,917,734)	(4,085,630)	(1,520,944)	(947,279)
Payments on termination	(1,091,122)	(1,048,296)	(12,896,472)	(9,446,355)	(3,588,609)	(3,926,624)
Contract Maintenance Charge	(27,504)	(30,443)	(368,030)	(301,696)	(101,837)	(106,941)
Transfers among the sub-accounts and with the
Fixed Account - net	(248,322)	(140,011)	(3,221,977)	106,573,153	(116,694)	16,571
Increase (decrease) in net assets from contract
transactions	(2,028,919)	(1,633,102)	(22,184,216)	92,795,883	(5,313,384)	(4,947,083)

INCREASE (DECREASE) IN NET ASSETS	(2,356,849)	(689,402)	(36,966,993)	114,922,936	(7,075,022)	674,572
NET ASSETS AT BEGINNING OF PERIOD	16,866,001	17,555,403	174,275,205	59,352,269	44,416,186	43,741,614
NET ASSETS AT END OF PERIOD	$14,509,152	$16,866,001	$137,308,212	$174,275,205	$37,341,164	$44,416,186

UNITS OUTSTANDING
Units outstanding at beginning of period	858,616	944,053	5,922,134	2,238,476	2,547,717	2,835,833
Units issued	33,898	25,048	105,986	4,358,174	89,907	100,953
Units redeemed	(135,707)	(110,485)	(854,898)	(674,516)	(389,679)	(389,069)
Units outstanding at end of period	756,807	858,616	5,173,222	5,922,134	2,247,945	2,547,717

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Asset Allocation		VT Global Equity		VT Global Health Care
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$79,585	$3,230	$(140,384)	$(540)	$(93,504)	$(199,365)
Net realized gains (losses)	1,880,206	932,320	455,467	275,865	3,643,988	2,663,330
Change in unrealized gains (losses)	(3,368,032)	1,601,907	(2,034,490)	2,871,328	(3,838,858)	477,393
Increase (decrease) in net assets from operations	(1,408,241)	2,537,457	(1,719,407)	3,146,653	(288,374)	2,941,358

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	13,524	17,800	12,700	7,289	42,512	42,688
Benefit payments	(614,735)	(344,810)	(433,464)	(147,658)	(795,776)	(910,019)
Payments on termination	(3,357,744)	(1,275,425)	(817,450)	(707,110)	(1,226,636)	(1,805,561)
Contract Maintenance Charge	(46,530)	(51,271)	(30,736)	(35,303)	(57,943)	(62,708)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,122)	(115,228)	(194,951)	(564,049)	(500,454)	(716,319)
Increase (decrease) in net assets from contract
transactions	(4,008,607)	(1,768,934)	(1,463,901)	(1,446,831)	(2,538,297)	(3,451,919)

INCREASE (DECREASE) IN NET ASSETS	(5,416,848)	768,523	(3,183,308)	1,699,822	(2,826,671)	(510,561)
NET ASSETS AT BEGINNING OF PERIOD	20,209,025	19,440,502	14,072,973	12,373,151	21,378,685	21,889,246
NET ASSETS AT END OF PERIOD	$14,792,177	$20,209,025	$10,889,665	$14,072,973	$18,552,014	$21,378,685

UNITS OUTSTANDING
Units outstanding at beginning of period	947,796	1,032,882	1,012,563	1,126,197	794,900	923,219
Units issued	50,208	34,399	19,042	13,909	5,654	23,449
Units redeemed	(242,714)	(119,485)	(124,965)	(127,543)	(96,129)	(151,768)
Units outstanding at end of period	755,290	947,796	906,640	1,012,563	704,425	794,900

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Utilities		VT Government Money Market		VT Growth Opportunities
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$76,291	$113,155	$(140,448)	$(487,899)	$(1,480,064)	$(1,294,267)
Net realized gains (losses)	292,086	282,965	—	—	10,118,785	3,603,145
Change in unrealized gains (losses)	(511,310)	1,055,022	—	—	(6,855,623)	21,508,487
Increase (decrease) in net assets from operations	(142,933)	1,451,142	(140,448)	(487,899)	1,783,098	23,817,365

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,875	2,020	45,654	51,070	107,196	57,798
Benefit payments	(349,668)	(348,679)	(1,121,638)	(2,451,280)	(2,441,110)	(2,327,855)
Payments on termination	(393,766)	(551,085)	(6,878,928)	(7,589,823)	(7,483,354)	(7,650,192)
Contract Maintenance Charge	(17,042)	(18,557)	(136,897)	(87,717)	(232,008)	(228,108)
Transfers among the sub-accounts and with the
Fixed Account - net	(106,788)	(326,783)	5,993,525	6,445,957	(3,124,484)	(2,977,990)
Increase (decrease) in net assets from contract
transactions	(851,389)	(1,243,084)	(2,098,284)	(3,631,793)	(13,173,760)	(13,126,347)

INCREASE (DECREASE) IN NET ASSETS	(994,322)	208,058	(2,238,732)	(4,119,692)	(11,390,662)	10,691,018
NET ASSETS AT BEGINNING OF PERIOD	7,654,215	7,446,157	34,746,458	38,866,150	98,131,540	87,440,522
NET ASSETS AT END OF PERIOD	$6,659,893	$7,654,215	$32,507,726	$34,746,458	$86,740,878	$98,131,540

UNITS OUTSTANDING
Units outstanding at beginning of period	489,863	569,870	3,714,121	4,094,895	8,721,565	10,017,371
Units issued	6,091	12,303	1,096,763	1,124,756	123,164	145,473
Units redeemed	(59,820)	(92,310)	(1,320,654)	(1,505,530)	(1,192,782)	(1,441,279)
Units outstanding at end of period	436,134	489,863	3,490,230	3,714,121	7,651,947	8,721,565

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT High Yield		VT Income		VT International Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$929,540	$1,067,188	$744,599	$1,490,422	$(70,033)	$417,259
Net realized gains (losses)	(256,533)	(180,342)	(747,634)	(542,407)	159,081	(329,268)
Change in unrealized gains (losses)	(1,804,062)	376,694	(634,752)	1,100,105	(11,284,994)	12,615,976
Increase (decrease) in net assets from operations	(1,131,055)	1,263,540	(637,787)	2,048,120	(11,195,946)	12,703,967

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	24,862	27,991	27,284	13,937	76,399	69,859
Benefit payments	(975,456)	(674,359)	(1,532,053)	(1,283,213)	(1,340,393)	(1,326,191)
Payments on termination	(1,724,355)	(2,027,210)	(3,737,487)	(4,521,811)	(4,211,923)	(5,152,315)
Contract Maintenance Charge	(54,706)	(55,966)	(121,249)	(123,746)	(117,692)	(129,719)
Transfers among the sub-accounts and with the
Fixed Account - net	(217,919)	(607,622)	(963,455)	1,051,625	738,731	(1,424,806)
Increase (decrease) in net assets from contract
transactions	(2,947,574)	(3,337,166)	(6,326,960)	(4,863,208)	(4,854,878)	(7,963,172)

INCREASE (DECREASE) IN NET ASSETS	(4,078,629)	(2,073,626)	(6,964,747)	(2,815,088)	(16,050,824)	4,740,795
NET ASSETS AT BEGINNING OF PERIOD	22,872,413	24,946,039	49,556,357	52,371,445	59,362,070	54,621,275
NET ASSETS AT END OF PERIOD	$18,793,784	$22,872,413	$42,591,610	$49,556,357	$43,311,246	$59,362,070

UNITS OUTSTANDING
Units outstanding at beginning of period	936,025	1,074,100	2,820,409	3,101,981	3,712,308	4,241,322
Units issued	17,956	31,676	102,187	142,202	202,569	151,859
Units redeemed	(140,669)	(169,751)	(472,179)	(423,774)	(514,653)	(680,873)
Units outstanding at end of period	813,312	936,025	2,450,417	2,820,409	3,400,224	3,712,308

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT International Growth		VT International Value		VT Mortgage Securities*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(133,327)	$(32,889)	$66,017	$12,406	$152,227	$122,796
Net realized gains (losses)	1,211,844	409,029	(158,353)	(252,802)	(394,124)	(382,054)
Change in unrealized gains (losses)	(2,910,466)	2,357,511	(1,745,180)	2,416,146	(12,087)	328,635
Increase (decrease) in net assets from operations	(1,831,949)	2,733,651	(1,837,516)	2,175,750	(253,984)	69,377

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	16,884	25,553	22,958	17,337	12,118	13,777
Benefit payments	(293,581)	(330,404)	(477,775)	(236,608)	(555,833)	(588,682)
Payments on termination	(628,094)	(587,549)	(466,691)	(868,564)	(767,142)	(817,536)
Contract Maintenance Charge	(31,897)	(34,784)	(25,905)	(29,191)	(23,544)	(26,763)
Transfers among the sub-accounts and with the
Fixed Account - net	(313,003)	(199,970)	(253,109)	(247,701)	(263,552)	(390,799)
Increase (decrease) in net assets from contract
transactions	(1,249,691)	(1,127,154)	(1,200,522)	(1,364,727)	(1,597,953)	(1,810,003)

INCREASE (DECREASE) IN NET ASSETS	(3,081,640)	1,606,497	(3,038,038)	811,023	(1,851,937)	(1,740,626)
NET ASSETS AT BEGINNING OF PERIOD	10,443,137	8,836,640	10,813,045	10,002,022	11,498,951	13,239,577
NET ASSETS AT END OF PERIOD	$7,361,497	$10,443,137	$7,775,007	$10,813,045	$9,647,014	$11,498,951

UNITS OUTSTANDING
Units outstanding at beginning of period	696,473	783,661	686,770	781,386	712,036	818,662
Units issued	21,104	45,241	16,802	20,873	26,106	34,496
Units redeemed	(114,206)	(132,429)	(95,585)	(115,489)	(121,906)	(141,122)
Units outstanding at end of period	603,371	696,473	607,987	686,770	616,236	712,036

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Multi-Cap Core*		VT Research		VT Small Cap Growth*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(147,059)	$(144,765)	$(300,144)	$(164,192)	$(48,025)	$(31,520)
Net realized gains (losses)	6,750,516	4,671,541	2,052,158	1,779,575	503,639	320,153
Change in unrealized gains (losses)	(10,332,999)	4,303,405	(2,810,486)	2,636,895	(930,573)	(79,724)
Increase (decrease) in net assets from operations	(3,729,542)	8,830,181	(1,058,472)	4,252,278	(474,959)	208,909

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	27,356	15,775	14,103	14,936	11,368	10,600
Benefit payments	(1,658,921)	(757,862)	(663,546)	(718,951)	(108,019)	(13,377)
Payments on termination	(2,867,204)	(2,962,210)	(1,733,652)	(1,403,791)	(194,188)	(169,801)
Contract Maintenance Charge	(98,373)	(101,971)	(50,168)	(53,124)	(10,091)	(11,005)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,022,136)	(1,037,170)	(840,049)	(895,210)	22,953	20,617
Increase (decrease) in net assets from contract
transactions	(5,619,278)	(4,843,438)	(3,273,312)	(3,056,140)	(277,977)	(162,966)

INCREASE (DECREASE) IN NET ASSETS	(9,348,820)	3,986,743	(4,331,784)	1,196,138	(752,936)	45,943
NET ASSETS AT BEGINNING OF PERIOD	48,312,786	44,326,043	22,202,531	21,006,393	3,479,989	3,434,046
NET ASSETS AT END OF PERIOD	$38,963,966	$48,312,786	$17,870,747	$22,202,531	$2,727,053	$3,479,989

UNITS OUTSTANDING
Units outstanding at beginning of period	2,805,148	3,120,920	1,106,022	1,267,262	111,614	117,272
Units issued	32,143	67,838	15,201	23,903	7,314	9,920
Units redeemed	(352,088)	(383,610)	(174,033)	(185,143)	(15,842)	(15,578)
Units outstanding at end of period	2,485,203	2,805,148	947,190	1,106,022	103,086	111,614

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Small Cap Value		VT Sustainable Future*		VT Sustainable Leaders*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(346,969)	$(266,153)	$(48,532)	$(36,279)	$(1,032,983)	$(549,995)
Net realized gains (losses)	8,994,006	1,535,673	346,525	435,027	12,755,947	8,873,627
Change in unrealized gains (losses)	(15,121,956)	755,157	(622,613)	148,617	(13,066,663)	8,736,026
Increase (decrease) in net assets from operations	(6,474,919)	2,024,677	(324,620)	547,365	(1,343,699)	17,059,658

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	31,452	14,537	1,846	1,219	100,866	72,297
Benefit payments	(928,290)	(917,540)	(192,495)	(124,046)	(2,039,007)	(1,665,521)
Payments on termination	(2,013,752)	(2,307,953)	(283,932)	(626,490)	(4,746,807)	(5,993,796)
Contract Maintenance Charge	(45,966)	(52,580)	(14,562)	(16,643)	(206,723)	(210,869)
Transfers among the sub-accounts and with the
Fixed Account - net	(174,911)	(760,729)	(191,406)	(1,230)	(2,292,811)	(1,360,849)
Increase (decrease) in net assets from contract
transactions	(3,131,467)	(4,024,265)	(680,549)	(767,190)	(9,184,482)	(9,158,738)

INCREASE (DECREASE) IN NET ASSETS	(9,606,386)	(1,999,588)	(1,005,169)	(219,825)	(10,528,181)	7,900,920
NET ASSETS AT BEGINNING OF PERIOD	33,692,216	35,691,804	6,028,263	6,248,088	73,615,312	65,714,392
NET ASSETS AT END OF PERIOD	$24,085,830	$33,692,216	$5,023,094	$6,028,263	$63,087,131	$73,615,312

UNITS OUTSTANDING
Units outstanding at beginning of period	994,703	1,109,424	184,376	208,638	4,265,362	4,862,852
Units issued	35,717	40,336	5,738	14,343	17,687	105,192
Units redeemed	(127,117)	(155,057)	(26,165)	(38,605)	(513,615)	(702,682)
Units outstanding at end of period	903,303	994,703	163,949	184,376	3,769,434	4,265,362

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
	Sub-Account
	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$173	$(38)
Net realized gains (losses)	6,143	1,666
Change in unrealized gains (losses)	(5,536)	1,580
Increase (decrease) in net assets from operations	780	3,208

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Benefit payments	—	—
Payments on termination	(17,561)	—
Contract Maintenance Charge	(7)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	1	(1)
Increase (decrease) in net assets from contract
transactions	(17,567)	(9)

INCREASE (DECREASE) IN NET ASSETS	(16,787)	3,199
NET ASSETS AT BEGINNING OF PERIOD	26,331	23,132
NET ASSETS AT END OF PERIOD	$9,544	$26,331

UNITS OUTSTANDING
Units outstanding at beginning of period	1,352	1,353
Units issued	—	—
Units redeemed	(847)	(1)
Units outstanding at end of period	505	1,352

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization
Allstate Financial Advisors Separate Account I (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company (“Allstate”). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate’s contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.
Allstate issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity Series (Base, Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Allstate Variable Annuity II
Allstate Variable Annuity II Asset Manager
Allstate Variable Annuity 3
Allstate Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, and Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Advanced Series Trust	Advanced Series Trust (continued)
AST Academic Strategies Asset Allocation	AST Bond Portfolio 2019
AST Advanced Strategies	AST Bond Portfolio 2020**
AST AQR Emerging Markets Equity**	AST Bond Portfolio 2021**
AST AQR Large-Cap**	AST Bond Portfolio 2022
AST Balanced Asset Allocation	AST Bond Portfolio 2023
AST BlackRock Global Strategies	AST Bond Portfolio 2024
AST BlackRock Low Duration Bond	AST Bond Portfolio 2025**
AST BlackRock/Loomis Sayles Bond	AST Bond Portfolio 2026
AST Bond Portfolio 2018*	AST Bond Portfolio 2027

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

Advanced Series Trust (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
AST Bond Portfolio 2028**	Invesco V.I. American Franchise
AST Bond Portfolio 2029*,**	Invesco V.I. American Value
AST Capital Growth Asset Allocation	Invesco V.I. Comstock
AST ClearBridge Dividend Growth**	Invesco V.I. Core Equity
AST Cohen & Steers Realty	Invesco V.I. Core Plus Bond
AST Fidelity Institutional AMSM Quantitative*	Invesco V.I. Diversified Dividend
AST Global Real Estate	Invesco V.I. Equity and Income
AST Goldman Sachs Large-Cap Value	Invesco V.I. Global Core Equity
AST Goldman Sachs Mid-Cap Growth	Invesco V.I. Government Money Market
AST Goldman Sachs Multi-Asset	Invesco V.I. Government Securities
AST Goldman Sachs Small-Cap Value	Invesco V.I. High Yield
AST Government Money Market	Invesco V.I. International Growth
AST High Yield	Invesco V.I. Managed Volatility
AST Hotchkis & Wiley Large-Cap Value	Invesco V.I. Mid Cap Core Equity
AST International Growth	Invesco V.I. Mid Cap Growth
AST International Value	Invesco V.I. S&P 500 Index
AST Investment Grade Bond	Invesco V.I. Technology
AST Jennison Large-Cap Growth**	Invesco V.I. Value Opportunities
AST J.P. Morgan Global Thematic
AST J.P. Morgan International Equity	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
AST J.P. Morgan Strategic Opportunities	Invesco V.I. American Franchise II
AST Loomis Sayles Large-Cap Growth	Invesco V.I. American Value II
AST Lord Abbett Core Fixed Income*	Invesco V.I. Comstock II
AST MFS Global Equity	Invesco V.I. Core Equity II
AST MFS Growth	Invesco V.I. Core Plus Bond II
AST MFS Large-Cap Value**	Invesco V.I. Diversified Dividend II
AST Neuberger Berman/LSV Mid-Cap Value	Invesco V.I. Equity and Income II
AST New Discovery Asset Allocation	Invesco V.I. Global Core Equity II
AST Parametric Emerging Markets Equity	Invesco V.I. Government Money Market II
AST Preservation Asset Allocation	Invesco V.I. Government Securities II
AST Prudential Core Bond**	Invesco V.I. Growth and Income II
AST Prudential Growth Allocation	Invesco V.I. High Yield II
AST QMA Large-Cap**	Invesco V.I. International Growth II
AST QMA US Equity Alpha	Invesco V.I. Managed Volatility II
AST Quantitative Modeling**	Invesco V.I. Mid Cap Core Equity II
AST RCM World Trends	Invesco V.I. Mid Cap Growth II
AST Small-Cap Growth	Invesco V.I. S&P 500 Index II
AST Small-Cap Growth Opportunities	Invesco V.I. Technology II
AST Small-Cap Value	Invesco V.I. Value Opportunities II
AST Templeton Global Bond
AST T. Rowe Price Asset Allocation	Alliance Bernstein Variable Product Series Fund
AST T. Rowe Price Large-Cap Growth	AB VPS Growth
AST T. Rowe Price Large-Cap Value	AB VPS Growth & Income
AST T. Rowe Price Natural Resources	AB VPS International Value
AST WEDGE Capital Mid-Cap Value	AB VPS Large Cap Growth
AST Wellington Management Hedged Equity	AB VPS Small/Mid Cap Value
AST Western Asset Core Plus Bond*	AB VPS Value
AST Western Asset Emerging Markets Debt**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

American Century Variable Portfolios, Inc.	Fidelity Variable Insurance Products Fund (Service Class 2) (continued)
American Century VP Balanced**	VIP Investment Grade Bond (Service Class 2)
American Century VP International	VIP Mid Cap (Service Class 2)
VIP Overseas (Service Class 2)
Deutsche DWS Variable Series I*
DWS Bond VIP (Class A)*	Franklin Templeton Variable Insurance Products Trust
DWS Capital Growth VIP (Class A)*	Franklin Flex Cap Growth VIP (Class 2)
DWS Core Equity VIP (Class A)*	Franklin Growth and Income VIP (Class 2)
DWS CROCI® International VIP (Class A)*	Franklin Income VIP (Class 2)
DWS Global Small Cap VIP (Class A)*	Franklin Large Cap Growth VIP (Class 2)
Franklin Mutual Global Discovery VIP (Class 2)
Deutsche DWS Variable Series II*	Franklin Mutual Shares VIP (Class 2)
DWS Global Income Builder VIP (Class A)*	Franklin Small Cap Value VIP (Class 2)
DWS Government Money Market VIP (Class A)*	Franklin Small-Mid Cap Growth VIP (Class 2)
DWS Small Mid Cap Growth VIP (Class A)*	Franklin U.S. Government Securities VIP (Class 2)
Templeton Developing Markets VIP (Class 2)
Dreyfus Stock Index Fund, Inc.	Templeton Foreign VIP (Class 2)
Dreyfus Stock Index Fund, Inc. (Initial Shares)	Templeton Global Bond VIP (Class 2)
Templeton Growth VIP (Class 2)
Dreyfus Variable Investment Fund
VIF Government Money Market	Goldman Sachs Variable Insurance Trust
VIF Growth & Income	VIT International Equity Insights*,**
VIT Large Cap Value
Federated Insurance Series	VIT Mid Cap Value
Federated Government Money Fund II	VIT Small Cap Equity Insights
VIT Strategic Growth
Fidelity Variable Insurance Products Fund	VIT U.S. Equity Insights
VIP Contrafund
VIP Equity-Income	Janus Aspen Series
VIP Government Money Market	Janus Henderson VIT Forty (Institutional Shares)*
VIP Growth
VIP High Income	Janus Aspen Series (Service Shares)
VIP Index 500	Janus Henderson VIT Global Research (Service Shares)*,**
VIP Investment Grade Bond	Janus Henderson VIT Overseas (Service Shares)*,**
VIP Overseas
Lazard Retirement Series, Inc.
Fidelity Variable Insurance Products Fund (Service Class 2)	Lazard Retirement Emerging Markets Equity
VIP Asset Manager Growth (Service Class 2)**
VIP Contrafund (Service Class 2)	Legg Mason Partners Variable Equity Trust
VIP Equity-Income (Service Class 2)	ClearBridge Variable Large Cap Value Portfolio I
VIP Freedom 2010 Portfolio (Service Class 2)
VIP Freedom 2020 Portfolio (Service Class 2)	Lord Abbett Series Fund
VIP Freedom 2030 Portfolio (Service Class 2)	Bond-Debenture
VIP Freedom Income Portfolio (Service Class 2)	Fundamental Equity
VIP Government Money Market (Service Class 2)	Growth and Income
VIP Growth (Service Class 2)	Growth Opportunities
VIP Growth & Income (Service Class 2)	Mid-Cap Stock
VIP Growth Opportunities (Service Class 2)
VIP High Income (Service Class 2)
VIP Index 500 (Service Class 2)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

MFS Variable Insurance Trust	Neuberger Berman Advisors Management Trust (continued)
MFS Growth	AMT Large Cap Value
MFS Investors Trust	AMT Mid-Cap Growth**
MFS New Discovery
MFS Research	Oppenheimer Variable Account Funds
MFS Total Return Bond	Oppenheimer Capital Appreciation
MFS Utilities	Oppenheimer Conservative Balanced
Oppenheimer Discovery Mid Cap Growth
MFS Variable Insurance Trust (Service Class)	Oppenheimer Global
MFS Growth (Service Class)	Oppenheimer Global Strategic Income
MFS Investors Trust (Service Class)	Oppenheimer Main Street
MFS New Discovery Series (Service Class)*	Oppenheimer Main Street Small Cap
MFS Research (Service Class)	Oppenheimer Total Return Bond
MFS Utilities (Service Class)
Oppenheimer Variable Account Funds (Service Shares ("SS"))
MFS Variable Insurance Trust II	Oppenheimer Capital Appreciation (SS)
MFS High Yield	Oppenheimer Conservative Balanced (SS)
Oppenheimer Discovery Mid Cap Growth (SS)
Morgan Stanley Variable Insurance Fund, Inc.	Oppenheimer Global (SS)
Morgan Stanley VIF Core Plus Fixed Income	Oppenheimer Global Strategic Income (SS)
Morgan Stanley VIF Emerging Markets Equity	Oppenheimer International Growth (SS)**
Morgan Stanley VIF Global Infrastructure	Oppenheimer Main Street (SS)
Morgan Stanley VIF Global Strategist	Oppenheimer Main Street Small Cap (SS)
Morgan Stanley VIF Growth	Oppenheimer Total Return Bond (SS)
Morgan Stanley VIF Mid Cap Growth
Morgan Stanley VIF U.S. Real Estate	PIMCO Variable Insurance Trust
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
Morgan Stanley Variable Insurance Fund, Inc. (Class II)	PIMCO VIT Emerging Markets Bond (Advisor Shares)
Morgan Stanley VIF Emerging Markets Debt (Class II)	PIMCO VIT International Bond (US Dollar-Hedged)*
Morgan Stanley VIF Emerging Markets Equity (Class II)	PIMCO VIT Real Return (Advisor Shares)
Morgan Stanley VIF Global Franchise (Class II)	PIMCO VIT Total Return
Morgan Stanley VIF Global Infrastructure (Class II)	PIMCO VIT Total Return (Advisor Shares)
Morgan Stanley VIF Global Strategist (Class II)
Morgan Stanley VIF Growth (Class II)	Profunds VP
Morgan Stanley VIF Mid Cap Growth (Class II)	ProFund VP Consumer Goods**
Morgan Stanley VIF U.S. Real Estate (Class II)	ProFund VP Consumer Services**
ProFund VP Financials**
Morgan Stanley Variable Investment Series	ProFund VP Health Care**
European Equity*	ProFund VP Industrials**
Income Plus	ProFund VP Large-Cap Growth**
Limited Duration*	ProFund VP Large-Cap Value**
Multi Cap Growth	ProFund VP Mid-Cap Growth**
ProFund VP Mid-Cap Value**
Morgan Stanley Variable Investment Series (Class Y Shares)	ProFund VP Real Estate**
European Equity (Class Y Shares)*	ProFund VP Small-Cap Growth**
Income Plus (Class Y Shares)	ProFund VP Small-Cap Value**
Limited Duration (Class Y Shares)*	ProFund VP Telecommunications**
Multi Cap Growth (Class Y Shares)	ProFund VP Utilities**

Neuberger Berman Advisors Management Trust
AMT Guardian**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

Putnam Variable Trust	Putnam Variable Trust (continued)
VT Diversified Income	VT Mortgage Securities*
VT Equity Income	VT Multi-Cap Core*
VT George Putnam Balanced	VT Research
VT Global Asset Allocation	VT Small Cap Growth*
VT Global Equity	VT Small Cap Value
VT Global Health Care	VT Sustainable Future*
VT Global Utilities	VT Sustainable Leaders*
VT Government Money Market
VT Growth Opportunities	Rydex Variable Trust
VT High Yield	Rydex NASDAQ-100*,**
VT Income
VT International Equity	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
VT International Growth	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
VT International Value
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.
(**) Sub-account was available, but had no net assets as of December 31, 2018.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Allstate general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.

2. Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2018.
The following sub-account was opened during the year ended December 31, 2018:

AST Bond Portfolio 2029 (sub-account launched on January 3, 2018)

Date:	Fund Name:
January 3, 2018	AST Bond Portfolio 2029
The following sub-account was merged during the year ended December 31, 2018:

Date:	Merged from:	Merged to:
September 14, 2018	AST Lord Abbett Core Fixed Income	AST Western Asset Core Plus Bond

The following fund managers had name changes during the year ended December 31, 2018:

New fund name:	Old fund name:
Deutsche DWS Variable Series I	Deutsche Variable Series I
Deutsche DWS Variable Series II	Deutsche Variable Series II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)

The following Funds had name changes during the year ended December 31, 2018:

New fund name:	Old fund name:
AST Fidelity Institutional AMSM Quantitative	AST FI Pyramis® Quantitative
DWS Bond VIP (Class A)	Deutsche Bond VIP (Class A)
DWS Capital Growth VIP (Class A)	Deutsche Capital Growth VIP (Class A)
DWS Core Equity VIP (Class A)	Deutsche Core Equity VIP (Class A)
DWS CROCI® International VIP (Class A)	Deutsche CROCI® International VIP (Class A)
DWS Global Income Builder VIP (Class A)	Deutsche Global Income Builder VIP (Class A) II
DWS Global Small Cap VIP (Class A)	Deutsche Global Small Cap VIP (Class A)
DWS Government Money Market VIP (Class A)	Deutsche Government Money Market VIP (Class A) II
DWS Small Mid Cap Growth VIP (Class A)	Deutsche Small Mid Cap Growth VIP (Class A) II
Janus Henderson VIT Forty (Institutional Shares)	Janus Henderson Forty (Institutional Shares)
Janus Henderson VIT Global Research (Service Shares)	Janus Henderson Global Research (Service Shares)
Janus Henderson VIT Overseas (Service Shares)	Janus Henderson Overseas (Service Shares)
MFS New Discovery Series (Service Class)	MFS New Discovery (Service Class)
PIMCO VIT International Bond (US Dollar-Hedged)	Foreign Bond (US Dollar-Hedged)
Rydex NASDAQ-100	Rydex VIF NASDAQ-100
VIT International Equity Insights	VIT Strategic International Equity
VT Mortgage Securities	VT American Government Income
VT Multi-Cap Core	VT Investors
VT Small Cap Growth	VT Capital Opportunities
VT Sustainable Future	VT Multi-Cap Value
VT Sustainable Leaders	VT Multi-Cap Growth

The following sub-accounts were closed during the year ended December 31, 2018:

Date:	Fund name:
December 31, 2018	AST Bond Portfolio 2018
October 19, 2018	European Equity
October 19, 2018	European Equity (Class Y Shares)
October 19, 2018	Limited Duration
October 19, 2018	Limited Duration (Class Y Shares)

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended
December 31, 2017.
The following sub-account was opened during the year ended December 31, 2017:

Date:	Fund name:
January 3, 2017	AST Bond Portfolio 2028

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)

The following sub-accounts were merged during the year ended December 31, 2017:

Date:	Merged from:	Merged to:
April 28, 2017	AST BlackRock iShares ETF	AST Goldman Sachs Multi-Asset
April 28, 2017	AST Boston Partners Large-Cap Value	AST Goldman Sachs Large-Cap Value
April 28, 2017	AST Defensive Asset Allocation	AST Preservation Asset Allocation
April 28, 2017	AST QMA Emerging Markets Equity	AST AQR Emerging Markets Equity
April 28, 2017	AST Schroders Global Tactical	AST Prudential Growth Allocation
April 28, 2017	Franklin High Income VIP (Class 2)	PIMCO VIT Real Return (Advisor Shares)
April 28, 2017	Franklin High Income VIP (Class 2)	Fidelity Variable Insurance Products Fund - VIP Government Money Market
April 28, 2017	Franklin High Income VIP (Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
April 28, 2017	Morgan Stanley VIF Small Company Growth (Class II)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
April 28, 2017	Morgan Stanley VIF Small Company Growth (Class II)	Putnam Variable Trust - VT Government Money Market
May 12, 2017	Putnam Variable Trust - VT Growth and Income	Putnam Variable Trust - VT Equity Income

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2018. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

3. Summary of Significant Accounting Policies (continued)
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the to the industry standard mortality tables. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum.The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in “Transfers among the sub-accounts and with the Fixed Account - net” on the Statements of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statement of Net Assets.
4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. During the year ended December 31, 2018, there were no transfers between fair value levels.
5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in "Payments on termination" in the Statements of Changes in Net Assets, but are remitted to Allstate.
Mortality and Expense Risk Charge - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

5. Expenses (continued)
Contract Maintenance Charge - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.
6. Purchases of Investments

The cost of investments purchased during the year ended December 31, 2018 was as follows:

Purchases
Investments in the Advanced Series Trust Sub-Accounts:
AST Academic Strategies Asset Allocation	$150,520
AST Advanced Strategies	168,191
AST Balanced Asset Allocation	130,161
AST BlackRock Global Strategies	95,340
AST BlackRock/Loomis Sayles Bond	957
AST Bond Portfolio 2022	287,756
AST Bond Portfolio 2023	59,465
AST Bond Portfolio 2026	571,797
AST Bond Portfolio 2027	95,839
AST Capital Growth Asset Allocation	648,741
AST Cohen & Steers Realty	346
AST Fidelity Institutional AMSM Quantitative*	74,248
AST Goldman Sachs Mid-Cap Growth	1,303
AST Goldman Sachs Multi-Asset	6,689
AST Government Money Market	422,230
AST High Yield	452
AST International Growth	3,516
AST Investment Grade Bond	3,081,307
AST J.P. Morgan Global Thematic	229,715
AST J.P. Morgan Strategic Opportunities	124,345
AST Loomis Sayles Large-Cap Growth	29
AST Neuberger Berman/LSV Mid-Cap Value	1,325
AST New Discovery Asset Allocation	6,609
AST Preservation Asset Allocation	188,522
AST Prudential Growth Allocation	676,318
AST QMA US Equity Alpha	3,326
AST RCM World Trends	34,702
AST Small-Cap Growth	667
AST Small-Cap Growth Opportunities	1,410
AST Small-Cap Value	694
AST Templeton Global Bond	323
AST T. Rowe Price Asset Allocation	180,969
AST T. Rowe Price Large-Cap Growth	944
AST T. Rowe Price Large-Cap Value	697
AST T. Rowe Price Natural Resources	1,261
AST Wellington Management Hedged Equity	8,617
AST Western Asset Core Plus Bond*	47,957

Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Sub-Accounts:
Invesco V.I. American Franchise	7,518,725
Invesco V.I. American Value	5,097,895

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Sub-Accounts (continued):
Invesco V.I. Comstock	$3,679,465
Invesco V.I. Core Equity	6,109,465
Invesco V.I. Core Plus Bond	726,663
Invesco V.I. Diversified Dividend	7,776,324
Invesco V.I. Equity and Income	2,246,967
Invesco V.I. Global Core Equity	601,993
Invesco V.I. Government Money Market	892,905
Invesco V.I. Government Securities	531,519
Invesco V.I. High Yield	1,289,239
Invesco V.I. International Growth	794,655
Invesco V.I. Managed Volatility	516,637
Invesco V.I. Mid Cap Core Equity	1,379,817
Invesco V.I. Mid Cap Growth	1,256,732
Invesco V.I. S&P 500 Index	7,116,168
Invesco V.I. Technology	212,546
Invesco V.I. Value Opportunities	973,408

Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) Sub-Accounts:
Invesco V.I. American Franchise II	1,671,743
Invesco V.I. American Value II	3,010,056
Invesco V.I. Comstock II	8,767,162
Invesco V.I. Core Equity II	75,952
Invesco V.I. Core Plus Bond II	3,760
Invesco V.I. Diversified Dividend II	2,035,693
Invesco V.I. Equity and Income II	2,279,909
Invesco V.I. Global Core Equity II	292,701
Invesco V.I. Government Money Market II	36,213
Invesco V.I. Government Securities II	3,134
Invesco V.I. Growth and Income II	5,279,810
Invesco V.I. High Yield II	514,669
Invesco V.I. International Growth II	226,365
Invesco V.I. Managed Volatility II	4,121
Invesco V.I. Mid Cap Core Equity II	152,092
Invesco V.I. Mid Cap Growth II	1,354,480
Invesco V.I. S&P 500 Index II	5,341,305
Invesco V.I. Technology II	347
Invesco V.I. Value Opportunities II	477,700

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
AB VPS Growth	2,248,072
AB VPS Growth & Income	5,547,366
AB VPS International Value	761,239
AB VPS Large Cap Growth	2,292,023
AB VPS Small/Mid Cap Value	1,164,933
AB VPS Value	13,538

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investment in the American Century Variable Portfolios, Inc. Sub-Account:
American Century VP International	$523

Investments in the Deutsche DWS Variable Series I* Sub-Accounts:
DWS Bond VIP (Class A)*	13,619
DWS Capital Growth VIP (Class A)*	177,123
DWS Core Equity VIP (Class A)*	202,972
DWS CROCI® International VIP (Class A)*	1,857
DWS Global Small Cap VIP (Class A)*	126,714

Investments in the Deutsche DWS Variable Series II* Sub-Accounts:
DWS Global Income Builder VIP (Class A)*	144,469
DWS Government Money Market VIP (Class A)*	1,158
DWS Small Mid Cap Growth VIP (Class A)*	128,891

Investment in the Dreyfus Stock Index Fund, Inc. Sub-Account:
Dreyfus Stock Index Fund, Inc. (Initial Shares)	9,663

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
VIF Government Money Market	2,381
VIF Growth & Income	2,204

Investment in the Federated Insurance Series Sub-Account:
Federated Government Money Fund II	52,261

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
VIP Contrafund	596,195
VIP Equity-Income	49,298
VIP Government Money Market	29,329,764
VIP Growth	791,005
VIP High Income	18,311
VIP Index 500	104,308
VIP Investment Grade Bond	30,125
VIP Overseas	13,371

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
VIP Contrafund (Service Class 2)	3,819,885
VIP Equity-Income (Service Class 2)	34,209
VIP Freedom 2010 Portfolio (Service Class 2)	224,566
VIP Freedom 2020 Portfolio (Service Class 2)	538,451
VIP Freedom 2030 Portfolio (Service Class 2)	273,484
VIP Freedom Income Portfolio (Service Class 2)	84,102
VIP Government Money Market (Service Class 2)	27,088,764
VIP Growth & Income (Service Class 2)	618,723
VIP Growth (Service Class 2)	18,344
VIP Growth Opportunities (Service Class 2)	274,914
VIP High Income (Service Class 2)	173,792
VIP Index 500 (Service Class 2)	692,881

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts (continued):
VIP Investment Grade Bond (Service Class 2)	$30
VIP Mid Cap (Service Class 2)	1,126,608
VIP Overseas (Service Class 2)	121

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
Franklin Flex Cap Growth VIP (Class 2)	386,570
Franklin Growth and Income VIP (Class 2)	1,461,149
Franklin Income VIP (Class 2)	5,420,943
Franklin Large Cap Growth VIP (Class 2)	2,309,241
Franklin Mutual Global Discovery VIP (Class 2)	464,720
Franklin Mutual Shares VIP (Class 2)	3,324,740
Franklin Small Cap Value VIP (Class 2)	3,739,943
Franklin Small-Mid Cap Growth VIP (Class 2)	91,569
Franklin U.S. Government Securities VIP (Class 2)	1,104,735
Templeton Developing Markets VIP (Class 2)	533,751
Templeton Foreign VIP (Class 2)	3,054,137
Templeton Global Bond VIP (Class 2)	36,966
Templeton Growth VIP (Class 2)	76,475

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
VIT Large Cap Value	159,490
VIT Mid Cap Value	212,526
VIT Small Cap Equity Insights	758,344
VIT Strategic Growth	4,372
VIT U.S. Equity Insights	708,975

Investment in the Janus Aspen Series Sub-Account:
Janus Henderson VIT Forty (Institutional Shares)*	260

Investment in the Lazard Retirement Series, Inc. Sub-Account:
Lazard Retirement Emerging Markets Equity	24

Investment in the Legg Mason Partners Variable Equity Trust Sub-Account:
ClearBridge Variable Large Cap Value Portfolio I	66

Investments in the Lord Abbett Series Fund Sub-Accounts:
Bond-Debenture	1,079,973
Fundamental Equity	618,542
Growth and Income	886,806
Growth Opportunities	1,219,951
Mid-Cap Stock	686,202

Investments in the MFS Variable Insurance Trust Sub-Accounts:
MFS Growth	85,866
MFS Investors Trust	43,257

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the MFS Variable Insurance Trust Sub-Accounts (continued):
MFS New Discovery	$149,609
MFS Research	59,907
MFS Total Return Bond	131,910
MFS Utilities	3,803

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
MFS Growth (Service Class)	3,606
MFS Investors Trust (Service Class)	6,736
MFS New Discovery Series (Service Class)*	11,105
MFS Research (Service Class)	4,834
MFS Utilities (Service Class)	5,950

Investment in the MFS Variable Insurance Trust II Sub-Account:
MFS High Yield	15,133

Investments in the Morgan Stanley Variable Insurance Fund, Inc. Sub-Accounts:
Morgan Stanley VIF Core Plus Fixed Income	4,630
Morgan Stanley VIF Emerging Markets Equity	739,192
Morgan Stanley VIF Global Infrastructure	2,770,014
Morgan Stanley VIF Global Strategist	3,858,746
Morgan Stanley VIF Growth	7,258,167
Morgan Stanley VIF Mid Cap Growth	4,281,816
Morgan Stanley VIF U.S. Real Estate	641,858

Investments in the Morgan Stanley Variable Insurance Fund, Inc. (Class II) Sub-Accounts:
Morgan Stanley VIF Emerging Markets Debt (Class II)	641,446
Morgan Stanley VIF Emerging Markets Equity (Class II)	276,828
Morgan Stanley VIF Global Franchise (Class II)	4,536,782
Morgan Stanley VIF Global Infrastructure (Class II)	756,123
Morgan Stanley VIF Global Strategist (Class II)	1,207,105
Morgan Stanley VIF Growth (Class II)	1,739,169
Morgan Stanley VIF Mid Cap Growth (Class II)	3,063,516
Morgan Stanley VIF U.S. Real Estate (Class II)	1,525,875

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
European Equity*	997,857
Income Plus	3,080,306
Limited Duration*	472,027
Multi Cap Growth	62,832,148

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
European Equity (Class Y Shares)*	238,828
Income Plus (Class Y Shares)	3,942,773
Limited Duration (Class Y Shares)*	702,752
Multi Cap Growth (Class Y Shares)	16,130,308

Investment in the Neuberger Berman Advisors Management Trust Sub-Account:
AMT Large Cap Value	2,938

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
Oppenheimer Capital Appreciation	$265,022
Oppenheimer Conservative Balanced	43,160
Oppenheimer Discovery Mid Cap Growth	93,614
Oppenheimer Global	444,254
Oppenheimer Global Strategic Income	134,250
Oppenheimer Main Street	120,047
Oppenheimer Main Street Small Cap	172,003
Oppenheimer Total Return Bond	29,288

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
Oppenheimer Capital Appreciation (SS)	1,777,983
Oppenheimer Conservative Balanced (SS)	391,983
Oppenheimer Discovery Mid Cap Growth (SS)	967,030
Oppenheimer Global (SS)	780,197
Oppenheimer Global Strategic Income (SS)	3,207,538
Oppenheimer Main Street (SS)	3,947,886
Oppenheimer Main Street Small Cap (SS)	2,094,949
Oppenheimer Total Return Bond (SS)	877,307

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	25,823
PIMCO VIT Emerging Markets Bond (Advisor Shares)	93,381
PIMCO VIT International Bond (US Dollar-Hedged)*	15
PIMCO VIT Real Return (Advisor Shares)	264,403
PIMCO VIT Total Return	174
PIMCO VIT Total Return (Advisor Shares)	1,253,881

Investments in the Putnam Variable Trust Sub-Accounts:
VT Diversified Income	1,323,018
VT Equity Income	10,748,319
VT George Putnam Balanced	1,847,639
VT Global Asset Allocation	2,813,905
VT Global Equity	290,032
VT Global Health Care	3,808,825
VT Global Utilities	725,268
VT Government Money Market	10,689,657
VT Growth Opportunities	7,461,140
VT High Yield	1,681,248
VT Income	3,073,041
VT International Equity	3,539,017
VT International Growth	1,023,545
VT International Value	431,728
VT Mortgage Securities*	704,249
VT Multi-Cap Core*	5,451,855
VT Research	301,556
VT Small Cap Growth*	728,030
VT Small Cap Value	10,827,429

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Putnam Variable Trust Sub-Accounts (continued):
VT Sustainable Future*	$416,336
VT Sustainable Leaders*	9,543,819

Investment in the The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account:
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)	5,387

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

7. Financial Highlights
Allstate offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the ranges of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:

*
Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.

**
Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

***
Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Academic Strategies Asset Allocation
2018	238	$9.90	-	11.65	$2,566	—%	1.15	-	2.60%	(10.48)	-	(9.19)%
2017	335	11.06	-	12.83	4,015	—	1.15	-	2.60	9.74	-	11.31
2016	376	10.08	-	11.53	4,094	—	1.15	-	2.60	3.64	-	5.13
2015	419	9.72	-	10.97	4,369	—	1.15	-	2.60	(5.67)	-	(4.32)
2014	528	10.31	-	11.46	5,810	—	1.15	-	2.60	1.18	-	2.64

Advanced Series Trust - AST Advanced Strategies
2018	102	13.26	-	15.60	1,517	—	1.15	-	2.60	(8.29)	-	(6.96)
2017	139	14.45	-	16.77	2,211	—	1.15	-	2.60	13.97	-	15.60
2016	159	12.68	-	14.51	2,193	—	1.15	-	2.60	4.39	-	5.89
2015	168	12.15	-	13.70	2,197	—	1.15	-	2.60	(1.76)	-	(0.34)
2014	201	12.37	-	13.75	2,659	—	1.15	-	2.60	3.42	-	4.90

Advanced Series Trust - AST Balanced Asset Allocation
2018	328	13.01	-	15.06	4,681	—	1.00	-	2.30	(7.09)	-	(5.88)
2017	454	14.00	-	16.00	6,947	—	1.00	-	2.30	12.33	-	13.77
2016	547	12.46	-	14.06	7,341	—	1.00	-	2.30	3.91	-	5.25
2015	608	11.99	-	13.36	7,794	—	1.00	-	2.30	(0.52)	-	0.74
2014	771	11.90	-	13.43	10,008	—	1.00	-	2.35	1.83	-	5.47

Advanced Series Trust - AST BlackRock Global Strategies
2018	<1	11.38	-	11.86	4	—	1.55	-	2.10	(7.24)	-	(6.73)
2017	<1	12.27	-	12.72	4	—	1.55	-	2.10	10.30	-	10.90
2016	2	11.47	-	11.47	20	—	1.55	-	1.55	5.33	-	5.33
2015	2	10.89	-	10.89	19	—	1.55	-	1.55	(4.48)	-	(4.48)
2014	2	11.40	-	11.40	19	—	1.55	-	1.55	3.29	-	3.29

Advanced Series Trust - AST BlackRock Low Duration Bond
2018	7	10.95	-	11.79	81	—	1.00	-	1.65	(0.90)	-	(0.26)
2017	9	11.05	-	11.82	98	—	1.00	-	1.65	0.05	-	0.70
2016	8	11.05	-	11.74	89	—	1.00	-	1.65	(0.01)	-	0.63
2015	8	11.05	-	11.66	89	—	1.00	-	1.65	(1.15)	-	(0.51)
2014	8	11.18	-	11.72	95	—	1.00	-	1.65	(1.72)	-	(1.08)

Advanced Series Trust - AST BlackRock/Loomis Sayles Bond
2018	5	13.27	-	14.28	71	—	1.00	-	1.65	(2.28)	-	(1.65)
2017	5	13.58	-	14.52	76	—	1.00	-	1.65	2.67	-	3.33
2016	6	13.22	-	14.05	79	—	1.00	-	1.65	2.54	-	3.20
2015	6	12.89	-	13.61	85	—	1.00	-	1.65	(3.70)	-	(2.00)
2014	8	13.39	-	13.89	109	—	1.15	-	1.65	2.06	-	2.54

Advanced Series Trust - AST Bond Portfolio 2018 (sub-account closed on December 31, 2018)
2018	—	13.05	-	13.62	—	—	1.50	-	1.90	(1.14)	-	(0.74)
2017	26	13.20	-	13.72	349	—	1.50	-	1.90	(1.16)	-	(0.77)
2016	30	13.36	-	13.82	417	—	1.50	-	1.90	(0.28)	-	0.11
2015	31	13.40	-	13.81	428	—	1.50	-	1.90	(0.68)	-	(0.42)
2014	33	13.46	-	13.90	459	—	1.50	-	1.90	0.09	-	1.14

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Bond Portfolio 2019
2018	19	$13.03	-	13.73	$252	—%	1.50	-	2.00%	(1.42)	-	(0.93)%
2017	23	13.21	-	13.86	313	—	1.50	-	2.00	(1.21)	-	(0.73)
2016	23	13.38	-	13.96	316	—	1.50	-	2.00	(0.54)	-	(0.05)
2015	23	13.45	-	13.97	318	—	1.50	-	2.00	(0.91)	-	(0.42)
2014	23	13.57	-	14.03	320	—	1.50	-	2.00	2.22	-	2.72

Advanced Series Trust - AST Bond Portfolio 2022
2018	24	11.70	-	12.08	291	—	1.50	-	1.90	(2.02)	-	(1.63)
2017	—	11.99	-	11.99	—	—	1.85	-	1.85	(0.27)	-	(0.27)
2016	12	12.02	-	12.02	147	—	1.85	-	1.85	(0.02)	-	(0.02)
2015	12	12.02	-	12.02	147	—	1.85	-	1.85	0.24	-	0.24
2014	12	11.99	-	11.99	147	—	1.85	-	1.85	8.36	-	8.36

Advanced Series Trust - AST Bond Portfolio 2023
2018	11	10.24	-	10.24	116	—	1.50	-	1.50	(1.75)	-	(1.75)
2017	5	10.42	-	10.42	57	—	1.50	-	1.50	0.19	-	0.19
2016	5	10.40	-	10.40	57	—	1.50	-	1.50	0.40	-	0.40
2015	5	10.36	-	10.36	57	—	1.50	-	1.50	1.19	-	2.69
2014	62	10.09	-	10.24	631	—	1.50	-	2.00	10.41	-	10.95

Advanced Series Trust - AST Bond Portfolio 2024
2018	5	9.89	-	9.89	49	—	1.50	-	1.50	(2.12)	-	(2.12)
2017	5	10.10	-	10.10	50	—	1.50	-	1.50	0.18	-	0.18
2016	8	10.08	-	10.08	80	—	1.50	-	1.50	0.40	-	0.40
2015	8	10.04	-	10.04	80	—	1.50	-	1.50	1.32	-	2.32
2014	41	9.81	-	9.91	410	—	1.50	-	2.35	12.73	-	12.90

Advanced Series Trust - AST Bond Portfolio 2026 (sub-account launched on January 2, 2015)
2018	44	9.67	-	9.86	432	—	1.50	-	2.00	(2.99)	-	(2.51)
2017	65	9.97	-	10.12	650	—	1.50	-	2.00	0.42	-	0.91
2016	80	9.93	-	10.03	794	—	1.50	-	2.00	0.08	-	0.57
2015	11	9.92	-	9.97	107	—	1.50	-	2.00	0.19	-	0.51

Advanced Series Trust - AST Bond Portfolio 2027 (sub-account launched on January 4, 2016)
2018	6	9.61	-	9.75	54	—	1.50	-	2.00	(3.21)	-	(2.73)
2017	11	9.93	-	10.03	109	—	1.50	-	2.00	0.67	-	1.17
2016	34	9.86	-	9.91	333	—	1.50	-	2.00	(1.37)	-	(0.88)

Advanced Series Trust - AST Capital Growth Asset Allocation
2018	233	12.93	-	14.72	3,264	—	1.15	-	2.30	(8.34)	-	(7.29)
2017	334	14.18		15.88	4,985	—	1.15	-	2.25	15.30	-	16.55
2016	342	12.30	-	13.62	4,411	—	1.15	-	2.25	4.49	-	5.62
2015	403	11.77	-	12.90	4,984	—	1.15	-	2.25	(1.68)	-	(0.61)
2014	514	11.97	-	12.98	6,441	—	1.15	-	2.25	4.64	-	5.78

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Cohen & Steers Realty
2018	<1	$15.93	-	16.85	$9	—%	1.15	-	1.65%	(6.31)	-	(5.84)%
2017	1	17.00	-	17.90	10	—	1.15	-	1.65	4.52	-	5.04
2016	1	16.26	-	17.04	10	—	1.15	-	1.65	3.12	-	3.62
2015	2	15.77	-	16.44	30	—	1.15	-	1.65	3.65	-	5.82
2014	7	14.90	-	15.86	103	—	1.15	-	1.65	25.53	-	29.42

Advanced Series Trust - AST Fidelity Institutional AMSM Quantitative
2018	79	10.60	-	12.48	949	—	1.15	-	2.60	(10.10)	-	(8.80)
2017	98	11.79	-	13.68	1,298	—	1.15	-	2.60	13.52	-	15.15
2016	127	10.39	-	11.88	1,449	—	1.15	-	2.60	1.61	-	3.07
2015	147	10.22	-	11.53	1,639	—	1.15	-	2.60	(1.57)	-	(0.16)
2014	184	10.39	-	11.55	2,063	—	1.15	-	2.60	0.53	-	1.98

Advanced Series Trust - AST Global Real Estate
2018	<1	12.85	-	13.53	2	—	1.15	-	1.65	(6.27)	-	(5.80)
2017	<1	13.71	-	14.36	2	—	1.15	-	1.65	9.09	-	9.63
2016	<1	12.57	-	13.10	2	—	1.15	-	1.65	(0.74)	-	(0.25)
2015	<1	12.66	-	13.14	3	—	1.15	-	1.65	(1.71)	-	(1.23)
2014	<1	12.88	-	13.30	3	—	1.15	-	1.65	12.07	-	12.63

Advanced Series Trust - AST Goldman Sachs Large-Cap Value
2018	6	11.93	-	13.36	70	—	1.00	-	2.00	(10.33)	-	(9.44)
2017	6	13.31	-	14.75	79	—	1.00	-	2.00	7.60	-	8.66
2016	6	12.37	-	13.57	78	—	1.00	-	2.00	9.36	-	10.44
2015	7	11.31	-	12.29	78	—	1.00	-	2.00	(9.85)	-	(4.52)
2014	1	12.54	-	12.87	12	—	1.15	-	1.50	11.46	-	11.84

Advanced Series Trust - AST Goldman Sachs Mid-Cap Growth
2018	5	18.60	-	20.83	97	—	1.00	-	2.00	(6.24)	-	(5.30)
2017	6	19.84	-	21.99	125	—	1.00	-	2.00	24.60	-	25.83
2016	6	15.92	-	17.48	100	—	1.00	-	2.00	(0.35)	-	0.64
2015	6	15.98	-	17.37	109	—	1.00	-	2.00	(7.54)	-	(5.58)
2014	3	17.28	-	18.39	59	—	1.15	-	2.00	9.34	-	10.26

Advanced Series Trust - AST Goldman Sachs Multi-Asset
2018	27	11.69	-	12.79	339	—	1.15	-	2.00	(8.89)	-	(8.12)
2017	29	12.71	-	13.92	394	—	1.15	-	2.10	9.98	-	11.01
2016	38	11.56	-	12.54	457	—	1.15	-	2.10	2.32	-	4.06
2015	38	11.30	-	12.05	452	—	1.15	-	2.00	(2.86)	-	(2.04)
2014	42	11.63	-	12.30	509	—	1.15	-	2.00	2.00	-	2.86

Advanced Series Trust - AST Goldman Sachs Small-Cap Value
2018	<1	20.60	-	20.60	2	—	1.65	-	1.65	(15.47)	-	(15.47)
2017	<1	24.37	-	25.53	3	—	1.15	-	1.65	10.37	-	10.91
2016	<1	22.08	-	23.02	9	—	1.15	-	1.65	22.30	-	22.90
2015	<1	18.05	-	18.73	7	—	1.15	-	1.65	(7.03)	-	(6.57)
2014	<1	19.42	-	20.05	8	—	1.15	-	1.65	5.46	-	5.98

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Government Money Market
2018	28	$8.50	-	9.35	$237	1.24%	1.15	-	2.00%	(0.70)	-	0.14%
2017	41	8.56	-	9.34	363	—	1.15	-	2.00	(1.62)	-	(0.80)
2016	51	8.70	-	9.55	458	—	1.00	-	2.00	(1.96)	-	(0.99)
2015	43	8.88	-	9.65	390	—	1.00	-	2.00	(1.24)	-	(0.99)
2014	47	8.99	-	9.74	432	—	1.00	-	2.00	(2.68)	-	(1.00)

Advanced Series Trust - AST High Yield
2018	2	16.13	-	16.41	27	—	1.00	-	1.15	(3.11)	-	(2.96)
2017	2	16.65	-	16.91	28	—	1.00	-	1.15	6.25	-	6.41
2016	2	15.16	-	15.89	28	—	1.00	-	1.15	13.69	-	14.25
2015	3	13.34	-	13.91	47	—	1.00	-	1.50	(4.64)	-	(4.52)
2014	5	13.99	-	14.56	77	—	1.00	-	1.50	0.67	-	1.54

Advanced Series Trust - AST Hotchkis & Wiley Large-Cap Value
2018	<1	13.46	-	13.46	1	—	1.15	-	1.15	(15.13)	-	(15.13)
2017	<1	15.86	-	15.86	1	—	1.15	-	1.15	17.84	-	17.84
2016	<1	13.46	-	13.46	1	—	1.15	-	1.15	18.52	-	18.52
2015	<1	11.35	-	11.35	1	—	1.15	-	1.15	(8.89)	-	(8.89)
2014	1	12.46	-	12.46	9	—	1.15	-	1.15	12.45	-	12.45

Advanced Series Trust - AST International Growth
2018	4	9.79	-	10.36	40	—	1.15	-	1.65	(14.75)	-	(14.32)
2017	4	11.48	-	12.09	49	—	1.15	-	1.65	33.23	-	33.89
2016	4	8.62	-	9.03	40	—	1.15	-	1.65	(5.34)	-	(4.87)
2015	5	9.10	-	9.49	44	—	1.15	-	1.65	1.47	-	1.97
2014	5	8.97	-	9.31	45	—	1.15	-	1.65	(7.06)	-	(6.60)

Advanced Series Trust - AST International Value
2018	4	8.43	-	8.92	35	—	1.15	-	1.65	(17.51)	-	(17.10)
2017	5	10.22	-	10.76	48	—	1.15	-	1.65	20.82	-	21.42
2016	6	8.46	-	8.86	51	—	1.15	-	1.65	(1.05)	-	(0.56)
2015	6	8.55	-	8.91	56	—	1.15	-	1.65	(0.33)	-	1.75
2014	7	8.40	-	8.94	58	—	1.15	-	1.65	(10.54)	-	(7.77)

Advanced Series Trust - AST Investment Grade Bond
2018	249	15.10	-	16.60	3,979	—	1.15	-	2.05	(2.28)	-	(1.41)
2017	94	15.46	-	16.84	1,526	—	1.15	-	2.05	2.22	-	3.13
2016	170	15.12	-	16.33	2,682	—	1.15	-	2.05	2.11	-	3.02
2015	205	14.81	-	15.85	3,151	—	1.15	-	2.05	(0.86)	-	0.02
2014	131	14.94	-	15.85	2,026	—	1.15	-	2.05	4.58	-	5.51

Advanced Series Trust - AST J.P. Morgan Global Thematic
2018	16	13.13	-	14.51	227	—	1.15	-	2.10	(9.29)	-	(8.43)
2017	10	14.48	-	15.85	151	—	1.15	-	2.10	14.55	-	15.63
2016	8	13.02	-	13.71	113	—	1.15	-	1.75	3.41	-	4.02
2015	9	12.59	-	13.18	121	—	1.15	-	1.75	(2.75)	-	(2.17)
2014	14	12.95	-	13.47	182	—	1.15	-	1.75	4.53	-	5.15

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST J.P. Morgan International Equity
2018	9	$8.99	-	9.90	$85	—%	1.15	-	2.00%	(19.10)	-	(18.41)%
2017	10	11.11	-	12.13	111	—	1.15	-	2.00	27.09	-	28.16
2016	5	8.74	-	9.46	47	—	1.15	-	2.00	(0.06)	-	0.77
2015	5	8.75	-	9.39	47	—	1.15	-	2.00	(4.70)	-	(3.90)
2014	5	9.18	-	9.77	49	—	1.15	-	2.00	(8.20)	-	(7.43)

Advanced Series Trust - AST J.P. Morgan Strategic Opportunities
2018	138	11.25	-	13.24	1,756	—	1.15	-	2.60	(7.55)	-	(6.21)
2017	200	12.17	-	14.12	2,677	—	1.15	-	2.60	9.30	-	10.87
2016	200	11.13	-	12.73	2,432	—	1.15	-	2.60	1.21	-	2.66
2015	220	11.00	-	12.40	2,621	—	1.15	-	2.60	(2.72)	-	(1.32)
2014	273	11.31	-	12.57	3,310	—	1.15	-	2.60	2.77	-	4.25

Advanced Series Trust - AST Loomis Sayles Large-Cap Growth
2018	8	19.24	-	21.53	172	—	1.00	-	2.00	(4.61)	-	(3.66)
2017	9	20.16	-	22.35	195	—	1.00	-	2.00	30.39	-	31.67
2016	10	15.47	-	16.97	170	—	1.00	-	2.00	3.51	-	4.53
2015	12	14.94	-	16.24	182	—	1.00	-	2.00	7.91	-	8.98
2014	12	13.85	-	14.90	172	—	1.00	-	2.00	8.42	-	9.49

Advanced Series Trust - AST Lord Abbett Core Fixed Income (sub-account merged on September 14, 2018)
2018	—	13.12	-	13.86	—	—	1.00	-	1.50	(2.63)	-	(2.28)
2017	4	13.48	-	14.19	50	—	1.00	-	1.50	1.83	-	2.33
2016	4	13.23	-	13.87	51	—	1.00	-	1.50	1.09	-	1.59
2015	4	13.09	-	13.65	54	—	1.00	-	1.50	(2.06)	-	(1.57)
2014	4	13.37	-	13.87	58	—	1.00	-	1.50	4.81	-	5.33

Advanced Series Trust - AST MFS Global Equity
2018	3	16.72	-	17.00	45	—	1.00	-	1.15	(10.59)	-	(10.45)
2017	3	18.70	-	18.99	61	—	1.00	-	1.15	22.43	-	22.61
2016	4	14.78	-	15.49	61	—	1.00	-	1.50	5.53	-	6.05
2015	5	14.01	-	14.60	65	—	1.00	-	1.50	(2.92)	-	(2.44)
2014	5	14.43	-	14.97	68	—	1.00	-	1.50	2.10	-	2.60

Advanced Series Trust - AST MFS Growth
2018	<1	21.44	-	21.44	3	—	1.15	-	1.15	0.98	-	0.98
2017	<1	21.23	-	21.23	4	—	1.15	-	1.15	29.22	-	29.22
2016	<1	16.43	-	16.43	4	—	1.15	-	1.15	0.75	-	0.75
2015	<1	16.31	-	16.31	4	—	1.15	-	1.15	6.01	-	6.01
2014	<1	15.38	-	15.38	4	—	1.15	-	1.15	7.47	-	7.47

Advanced Series Trust - AST Neuberger Berman/LSV Mid-Cap Value
2018	1	16.50	-	17.46	20	—	1.15	-	1.65	(17.81)	-	(17.40)
2017	1	20.07	-	21.13	25	—	1.15	-	1.65	11.94	-	12.50
2016	1	17.93	-	18.79	27	—	1.15	-	1.65	16.31	-	16.89
2015	2	15.42	-	16.07	24	—	1.15	-	1.65	(7.17)	-	(6.71)
2014	2	16.61	-	17.23	28	—	1.15	-	1.65	12.39	-	12.95

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST New Discovery Asset Allocation
2018	13	$12.51	-	13.01	$164	—%	1.50	-	2.10%	(10.17)	-	(9.64)%
2017	14	13.92	-	14.40	191	—	1.50	-	2.10	14.10	-	14.77
2016	14	12.20	-	12.54	173	—	1.50	-	2.10	2.18	-	2.78
2015	14	11.94	-	12.20	172	—	1.50	-	2.10	(4.79)	-	(2.70)
2014	<1	12.54	-	12.54	6	—	1.50	-	1.50	3.58	-	3.58

Advanced Series Trust - AST Parametric Emerging Markets Equity
2018	<1	8.80	-	8.80	5	—	1.65	-	1.65	(15.45)	-	(15.45)
2017	1	10.40	-	10.90	6	—	1.15	-	1.65	24.33	-	24.94
2016	1	8.37	-	8.72	12	—	1.15	-	1.65	10.54	-	11.08
2015	1	7.57	-	7.85	12	—	1.15	-	1.65	(18.08)	-	(17.67)
2014	2	9.24	-	9.54	14	—	1.15	-	1.65	(6.23)	-	(5.77)

Advanced Series Trust - AST Preservation Asset Allocation
2018	291	12.75	-	14.43	4,045	—	1.15	-	2.25	(4.99)	-	(3.95)
2017	431	12.95	-	15.02	6,219	—	1.15	-	2.60	7.34	-	8.88
2016	439	12.06	-	13.80	5,847	—	1.15	-	2.60	2.85	-	4.33
2015	478	11.73	-	13.23	6,120	—	1.15	-	2.60	(2.40)	-	(1.00)
2014	615	12.02	-	13.36	7,944	—	1.15	-	2.60	3.09	-	4.57

Advanced Series Trust - AST Prudential Growth Allocation
2018	702	11.20	-	13.18	8,881	—	1.15	-	2.60	(9.95)	-	(8.65)
2017	985	12.44	-	14.43	13,652	—	1.15	-	2.60	13.16	-	14.78
2016	879	10.99	-	12.57	10,655	—	1.15	-	2.60	7.31	-	8.84
2015	937	10.24	-	11.55	10,475	—	1.15	-	2.60	(3.13)	-	(1.74)
2014	826	10.58	-	11.76	9,408	—	1.15	-	2.60	6.43	-	7.95

Advanced Series Trust - AST QMA US Equity Alpha
2018	2	17.52	-	19.07	46	—	1.00	-	1.75	(9.81)	-	(9.13)
2017	3	19.43	-	20.99	60	—	1.00	-	1.75	20.15	-	21.04
2016	3	16.17	-	17.34	51	—	1.00	-	1.75	12.87	-	13.71
2015	4	14.33	-	15.25	54	—	1.00	-	1.75	1.30	-	2.06
2014	4	14.14	-	14.94	56	—	1.00	-	1.75	15.19	-	16.05

Advanced Series Trust - AST RCM World Trends
2018	67	11.12	-	13.02	816	—	1.15	-	2.65	(10.30)	-	(8.96)
2017	104	12.40	-	14.30	1,404	—	1.15	-	2.65	13.24	-	14.91
2016	108	10.95	-	12.44	1,280	—	1.15	-	2.65	2.11	-	3.62
2015	117	10.72	-	12.01	1,349	—	1.15	-	2.65	(2.75)	-	(1.30)
2014	130	11.03	-	12.17	1,528	—	1.15	-	2.65	2.42	-	3.94

Advanced Series Trust - AST Small-Cap Growth
2018	<1	19.90	-	19.90	<1	—	1.50	-	1.50	(9.77)	-	(9.77)
2017	<1	22.05	-	22.05	1	—	1.50	-	1.50	22.09	-	22.09
2016	<1	18.06	-	18.06	<1	—	1.50	-	1.50	10.42	-	10.42
2015	<1	16.36	-	16.36	1	—	1.50	-	1.50	(0.71)	-	(0.71)
2014	<1	16.47	-	16.47	1	—	1.50	-	1.50	0.03	-	2.28

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Small-Cap Growth Opportunities
2018	1	$16.06	-	17.29	$20	—%	1.00	-	1.65%	(12.30)	-	(11.73)%
2017	1	18.32	-	19.59	24	—	1.00	-	1.65	25.62	-	26.43
2016	1	14.58	-	15.49	20	—	1.00	-	1.65	5.95	-	6.63
2015	2	13.76	-	14.53	24	—	1.00	-	1.65	(0.31)	-	0.33
2014	2	13.81	-	14.48	26	—	1.00	-	1.65	3.23	-	3.90

Advanced Series Trust - AST Small-Cap Value
2018	2	15.70	-	16.62	27	—	1.15	-	1.65	(18.43)	-	(18.02)
2017	2	19.25	-	20.27	34	—	1.15	-	1.65	5.61	-	6.13
2016	2	18.23	-	19.10	36	—	1.15	-	1.65	27.11	-	27.73
2015	2	14.34	-	14.95	29	—	1.15	-	1.65	(5.40)	-	(3.42)
2014	2	14.85	-	15.81	31	—	1.15	-	1.65	0.94	-	4.07

Advanced Series Trust - AST Templeton Global Bond
2018	2	11.26	-	11.91	22	—	1.15	-	1.65	0.33	-	0.83
2017	2	11.22	-	11.82	23	—	1.15	-	1.65	0.39	-	0.88
2016	4	11.18	-	11.71	41	—	1.15	-	1.65	2.66	-	3.17
2015	4	10.89	-	11.35	46	—	1.15	-	1.65	(6.17)	-	(5.70)
2014	4	11.61	-	12.04	53	—	1.15	-	1.65	(1.08)	-	(0.59)

Advanced Series Trust - AST T. Rowe Price Asset Allocation
2018	201	13.22	-	15.56	2,962	—	1.15	-	2.60	(7.74)	-	(6.41)
2017	280	14.33	-	16.63	4,399	—	1.15	-	2.60	12.49	-	14.10
2016	291	12.74	-	14.57	4,049	—	1.15	-	2.60	4.82	-	6.32
2015	359	12.15	-	13.71	4,711	—	1.15	-	2.60	(2.50)	-	(1.10)
2014	445	12.47	-	13.86	5,969	—	1.15	-	2.60	3.19	-	4.67

Advanced Series Trust - AST T. Rowe Price Large-Cap Growth
2018	<1	26.27	-	27.33	7	—	1.15	-	1.50	2.32	-	2.68
2017	<1	25.67	-	26.62	7	—	1.15	-	1.50	35.85	-	36.32
2016	1	18.90	-	19.53	20	—	1.15	-	1.50	1.18	-	1.53
2015	1	18.68	-	19.23	20	—	1.15	-	1.50	7.96	-	8.34
2014	1	17.30	-	17.75	19	—	1.15	-	1.50	6.74	-	7.11

Advanced Series Trust - AST T. Rowe Price Large-Cap Value
2018	1	11.06	-	11.70	16	—	1.15	-	1.65	(11.19)	-	(10.74)
2017	1	12.45	-	13.11	18	—	1.15	-	1.65	14.66	-	15.23
2016	1	10.86	-	11.38	16	—	1.15	-	1.65	4.41	-	4.92
2015	2	10.40	-	10.85	16	—	1.15	-	1.65	(7.59)	-	(7.13)
2014	2	11.26	-	11.68	25	—	1.15	-	1.65	(0.09)	-	0.40

Advanced Series Trust - AST T. Rowe Price Natural Resources
2018	4	7.54	-	7.98	33	—	1.15	-	1.65	(18.02)	-	(17.61)
2017	5	9.20	-	9.69	45	—	1.15	-	1.65	8.52	-	9.05
2016	5	8.48	-	8.88	44	—	1.15	-	1.65	22.59	-	23.20
2015	9	6.92	-	7.21	65	—	1.15	-	1.65	(20.57)	-	(20.17)
2014	11	8.71	-	9.03	101	—	1.15	-	1.65	(9.85)	-	(9.40)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST WEDGE Capital Mid-Cap Value
2018	2	$15.25	-	16.78	$30	—%	1.15	-	2.00%	(18.17)	-	(17.48)%
2017	2	18.63	-	20.33	36	—	1.15	-	2.00	16.21	-	17.18
2016	2	16.03	-	17.35	39	—	1.15	-	2.00	11.76	-	12.70
2015	3	14.35	-	15.40	42	—	1.15	-	2.00	(8.44)	-	(7.67)
2014	3	15.67	-	16.68	46	—	1.15	-	2.00	12.71	-	13.66

Advanced Series Trust - AST Wellington Management Hedged Equity
2018	18	11.31	-	11.63	207	—	1.50	-	1.75	(6.64)	-	(6.41)
2017	19	12.11	-	12.42	238	—	1.50	-	1.75	11.64	-	11.92
2016	20	10.85	-	11.10	215	—	1.50	-	1.75	4.69	-	4.95
2015	22	10.36	-	10.58	228	—	1.50	-	1.75	(3.06)	-	(2.10)
2014	20	10.69	-	10.81	211	—	1.50	-	1.65	3.79	-	3.94

Advanced Series Trust - AST Western Asset Core Plus Bond
2018	4	12.91	-	13.64	58	—	1.00	-	1.50	(3.72)	-	(3.24)
2017	1	14.09	-	14.09	12	—	1.00	-	1.00	5.26	-	5.26
2016	1	13.39	-	13.39	12	—	1.00	-	1.00	4.11	-	4.11
2015	1	12.86	-	12.86	12	—	1.00	-	1.00	0.23	-	0.23
2014	1	12.83	-	12.83	13	—	1.00	-	1.00	6.13	-	6.13

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Franchise
2018	3,459	13.97	-	19.97	64,338	—	0.70	-	2.30	(5.83)	-	(4.30)
2017	3,915	14.60	-	21.21	76,638	0.08	0.70	-	2.30	24.46	-	26.46
2016	4,454	11.55	-	17.04	69,719	—	0.70	-	2.30	(0.05)	-	1.56
2015	5,004	11.37	-	17.05	77,713	—	0.70	-	2.30	2.62	-	4.27
2014	5,740	10.90	-	16.61	86,128	0.04	0.70	-	2.30	5.97	-	7.68

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value
2018	1,084	19.68	-	29.61	23,924	0.47	0.70	-	2.69	(15.00)	-	(13.26)
2017	1,259	23.16	-	34.14	32,376	0.78	0.70	-	2.69	7.03	-	9.20
2016	1,422	21.64	-	31.26	33,851	0.34	0.70	-	2.69	12.40	-	14.69
2015	1,643	19.25	-	27.26	34,489	0.31	0.70	-	2.69	(11.57)	-	(9.76)
2014	1,921	21.77	-	30.21	45,106	0.44	0.70	-	2.69	6.80	-	8.99

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Comstock
2018	782	19.60	-	25.36	17,565	1.68	0.70	-	2.30	(14.17)	-	(12.78)
2017	911	22.84	-	29.08	23,614	2.08	0.70	-	2.30	15.18	-	17.03
2016	1,038	19.83	-	24.85	23,184	1.45	0.70	-	2.30	14.64	-	16.48
2015	1,224	17.30	-	21.33	23,660	1.93	0.70	-	2.30	(8.12)	-	(6.64)
2014	1,429	18.82	-	22.85	29,816	1.31	0.70	-	2.30	6.90	-	8.62

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Equity
2018	2,427	14.86	-	17.97	49,405	0.88	0.70	-	2.20	(11.38)	-	(10.03)
2017	2,763	16.77	-	19.98	63,345	1.03	0.70	-	2.20	10.72	-	12.39
2016	3,186	15.15	-	17.78	65,415	0.74	0.70	-	2.20	7.87	-	9.50
2015	3,613	14.04	-	16.23	68,288	1.11	0.70	-	2.20	(7.82)	-	(6.43)
2014	4,153	15.23	-	17.35	84,651	0.83	0.70	-	2.20	5.79	-	7.39

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Plus Bond
2018	333	$13.73	-	15.14	$5,074	3.52%	1.10	-	1.85%	(4.17)	-	(3.44)%
2017	387	14.33	-	15.68	6,082	3.41	1.10	-	1.85	4.39	-	5.18
2016	424	13.73	-	14.91	6,381	4.14	1.10	-	1.85	4.69	-	5.49
2015	459	13.11	-	14.13	6,559	4.49	1.10	-	1.85	(2.21)	-	(1.46)
2014	555	13.41	-	14.34	8,064	4.98	1.10	-	1.85	6.03	-	6.85

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Diversified Dividend
2018	2,012	17.29	-	23.39	100,092	2.33	0.70	-	2.05	(9.46)	-	(8.22)
2017	2,309	19.10	-	25.48	127,536	1.62	0.70	-	2.05	6.38	-	7.82
2016	2,662	17.95	-	23.64	136,356	1.26	0.70	-	2.05	12.49	-	14.01
2015	2,963	15.96	-	20.73	134,666	1.67	0.70	-	2.05	—	-	1.35
2014	3,399	15.96	-	20.45	152,078	1.66	0.70	-	2.05	10.54	-	12.04

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Equity and Income
2018	896	20.40	-	30.84	17,409	2.17	1.00	-	1.98	(11.29)	-	(10.41)
2017	1,045	23.00	-	28.36	22,734	1.62	0.83	-	1.98	8.86	-	10.12
2016	1,180	21.12	-	25.76	23,419	1.83	0.83	-	1.98	12.87	-	14.18
2015	1,281	18.71	-	22.56	22,516	2.58	0.83	-	1.98	(4.21)	-	(3.10)
2014	1,488	19.54	-	23.28	27,029	1.73	0.83	-	1.98	6.90	-	8.13

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Core Equity
2018	836	13.01	-	17.11	18,923	1.06	0.70	-	2.05	(17.05)	-	(15.91)
2017	982	15.68	-	20.35	26,772	1.12	0.70	-	2.05	20.41	-	22.05
2016	1,146	13.02	-	16.68	25,767	1.00	0.70	-	2.05	4.65	-	6.07
2015	1,303	12.44	-	15.72	27,860	1.35	0.70	-	2.05	(3.42)	-	(2.11)
2014	1,498	12.88	-	16.06	32,900	1.96	0.70	-	2.05	(1.35)	-	(0.01)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Government Money Market
2018	316	9.38	-	11.30	3,461	1.54	1.10	-	1.70	(0.17)	-	0.43
2017	304	9.40	-	11.25	3,317	0.56	1.10	-	1.70	(1.13)	-	(0.53)
2016	351	9.50	-	11.31	3,851	0.09	1.10	-	1.70	(1.59)	-	(1.00)
2015	447	9.66	-	11.42	4,944	0.01	1.10	-	1.70	(1.67)	-	(1.08)
2014	517	9.82	-	11.55	5,842	0.01	1.10	-	1.70	(1.67)	-	(1.08)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Government Securities
2018	324	14.70	-	16.99	5,284	2.07	1.10	-	1.70	(1.15)	-	(0.55)
2017	395	14.87	-	17.08	6,426	2.07	1.10	-	1.70	0.24	-	0.84
2016	433	14.84	-	16.94	7,013	1.99	1.10	-	1.70	(0.47)	-	0.12
2015	473	14.91	-	16.92	7,655	2.16	1.10	-	1.70	(1.35)	-	(0.75)
2014	526	15.11	-	17.04	8,619	3.01	1.10	-	1.70	2.38	-	3.00

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. High Yield
2018	523	10.57	-	11.97	9,484	4.88	0.70	-	1.98	(5.26)	-	(4.03)
2017	594	11.02	-	12.63	11,289	3.96	0.70	-	1.98	4.22	-	5.56
2016	659	10.44	-	12.12	12,014	4.07	0.70	-	1.98	9.04	-	10.44
2015	728	9.45	-	11.12	12,197	5.34	0.70	-	1.98	(5.06)	-	(3.84)
2014	835	9.83	-	11.71	14,530	4.45	0.70	-	1.98	(0.27)	-	1.02

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. International Growth
2018	616	$13.22	-	18.88	$12,104	1.99%	1.10	-	1.70%	(16.42)	-	(15.91)%
2017	721	15.81	-	22.45	16,791	1.45	1.10	-	1.70	20.94	-	21.66
2016	791	13.08	-	18.45	15,292	1.35	1.10	-	1.70	(2.13)	-	(1.54)
2015	886	13.36	-	18.74	17,492	1.47	1.10	-	1.70	(3.99)	-	(3.41)
2014	1,006	13.92	-	19.40	20,589	1.58	1.10	-	1.70	(1.36)	-	(0.77)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Managed Volatility
2018	186	24.13	-	26.35	4,648	1.66	1.10	-	1.70	(12.51)	-	(11.98)
2017	203	27.58	-	29.94	5,805	1.35	1.10	-	1.70	8.70	-	9.35
2016	200	25.37	-	27.38	5,269	1.76	1.10	-	1.70	8.76	-	9.41
2015	235	23.33	-	25.02	5,670	1.40	1.10	-	1.70	(3.80)	-	(3.22)
2014	261	24.25	-	25.86	6,546	2.93	1.10	-	1.70	18.54	-	19.25

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Core Equity
2018	326	17.10	-	26.22	7,279	0.50	1.10	-	2.20	(13.29)	-	(12.33)
2017	362	19.72	-	29.90	9,223	0.53	1.10	-	2.20	12.43	-	13.66
2016	395	17.54	-	26.31	8,877	0.07	1.10	-	2.20	10.97	-	12.20
2015	454	15.80	-	23.45	9,166	0.35	1.10	-	2.20	(6.12)	-	(5.08)
2014	510	16.83	-	24.70	10,887	0.04	1.10	-	2.20	2.16	-	3.29

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Growth
2018	208	19.24	-	29.19	5,412	—	1.10	-	1.70	(7.18)	-	(6.62)
2017	232	20.72	-	31.26	6,412	—	1.10	-	1.70	20.43	-	21.16
2016	259	17.21	-	25.81	5,925	—	1.10	-	1.70	(0.94)	-	(0.34)
2015	321	17.37	-	25.89	7,481	—	1.10	-	1.70	(0.50)	-	0.10
2014	348	17.46	-	25.87	8,107	—	1.10	-	1.70	6.22	-	6.86

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. S&P 500 Index
2018	1,375	17.65	-	21.39	30,362	1.52	0.70	-	2.05	(6.74)	-	(5.47)
2017	1,491	18.92	-	22.63	35,212	1.64	0.70	-	2.05	18.80	-	20.41
2016	1,608	15.93	-	18.79	31,798	1.69	0.70	-	2.05	9.20	-	10.68
2015	1,803	14.59	-	16.98	32,471	1.75	0.70	-	2.05	(1.02)	-	0.32
2014	1,882	14.74	-	16.93	34,156	1.83	0.70	-	2.05	11.02	-	12.53

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Technology
2018	102	23.54	-	25.71	2,500	—	1.10	-	1.70	(2.14)	-	(1.55)
2017	114	24.06	-	26.11	2,863	—	1.10	-	1.70	32.86	-	33.66
2016	126	18.11	-	19.54	2,366	—	1.10	-	1.70	(2.42)	-	(1.84)
2015	141	18.56	-	19.90	2,715	—	1.10	-	1.70	5.01	-	5.65
2014	163	17.67	-	18.84	2,965	—	1.10	-	1.70	9.18	-	9.84

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Value Opportunities
2018	305	14.78	-	16.39	4,727	0.31	1.10	-	1.70	(20.55)	-	(20.07)
2017	336	18.60	-	20.50	6,548	0.39	1.10	-	1.70	15.46	-	16.16
2016	362	16.11	-	17.65	6,095	0.37	1.10	-	1.70	16.35	-	17.04
2015	408	13.84	-	15.08	5,891	2.66	1.10	-	1.70	(11.92)	-	(11.39)
2014	465	15.72	-	17.02	7,599	1.40	1.10	-	1.70	4.82	-	5.45

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. American Franchise II
2018	773	$23.18	-	28.23	$15,163	—%	1.29	-	2.49%	(6.28)	-	(5.14)%
2017	937	24.73	-	29.75	19,663	—	1.29	-	2.49	23.89	-	25.40
2016	1,092	19.96	-	23.73	18,505	—	1.29	-	2.49	(0.52)	-	0.70
2015	1,216	20.07	-	23.56	20,591	—	1.29	-	2.49	2.14	-	3.40
2014	1,426	19.65	-	22.79	23,511	—	1.29	-	2.49	5.48	-	6.77

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. American Value II
2018	492	23.68	-	25.76	13,502	0.19	1.29	-	2.59	(15.12)	-	(14.00)
2017	570	27.53	-	30.35	18,195	0.57	1.29	-	2.59	6.86	-	8.27
2016	697	25.43	-	28.40	20,560	0.11	1.29	-	2.59	12.24	-	13.74
2015	824	22.36	-	25.30	21,458	0.01	1.29	-	2.59	(11.71)	-	(10.53)
2014	983	24.99	-	28.66	28,615	0.19	1.29	-	2.59	6.64	-	8.07

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Comstock II
2018	2,479	20.78	-	21.57	54,545	1.38	1.29	-	2.59	(14.63)	-	(13.50)
2017	2,940	24.02	-	25.27	75,227	1.85	1.29	-	2.59	14.56	-	16.06
2016	3,479	20.70	-	22.06	77,191	1.22	1.29	-	2.59	13.97	-	15.48
2015	4,022	17.92	-	19.35	77,847	1.63	1.29	-	2.59	(8.62)	-	(7.40)
2014	4,761	19.36	-	21.18	100,267	1.05	1.29	-	2.59	6.27	-	7.69

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Core Equity II
2018	57	13.92	-	16.15	903	—	1.29	-	2.44	(11.82)	-	(10.78)
2017	66	15.79	-	18.10	1,179	0.76	1.29	-	2.44	10.14	-	11.43
2016	85	14.33	-	16.24	1,389	0.49	1.29	-	2.44	7.34	-	8.60
2015	100	13.35	-	14.96	1,491	0.89	1.29	-	2.44	(8.30)	-	(7.22)
2014	115	14.37	-	16.12	1,855	0.66	1.29	-	2.59	5.05	-	6.46

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Core Plus Bond II
2018	8	12.46	-	14.26	106	3.43	1.30	-	2.10	(4.67)	-	(3.90)
2017	8	13.07	-	14.84	111	3.13	1.30	-	2.10	3.86	-	4.70
2016	9	12.58	-	14.18	114	3.43	1.30	-	2.10	4.15	-	4.98
2015	11	12.08	-	13.50	145	4.42	1.30	-	2.10	(2.70)	-	(1.92)
2014	11	12.42	-	13.77	149	4.40	1.30	-	2.10	5.61	-	6.46

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Diversified Dividend II
2018	1,230	18.94	-	23.31	22,899	2.10	1.29	-	2.59	(10.20)	-	(9.01)
2017	1,418	21.10	-	25.62	29,140	1.45	1.29	-	2.59	5.56	-	6.95
2016	1,601	19.98	-	23.95	30,950	1.11	1.29	-	2.59	11.58	-	13.06
2015	1,769	18.26	-	21.18	30,459	1.49	1.29	-	2.44	(0.67)	-	0.50
2014	2,000	18.06	-	21.08	34,456	1.37	1.29	-	2.59	9.62	-	11.08

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Equity and Income II
2018	972	19.37	-	20.48	19,859	1.92	1.29	-	2.59	(12.06)	-	(10.90)
2017	1,125	22.03	-	22.98	25,931	1.43	1.29	-	2.59	7.93	-	9.36
2016	1,259	20.41	-	21.01	26,673	1.57	1.29	-	2.59	11.87	-	13.36
2015	1,438	18.25	-	18.54	26,960	2.26	1.29	-	2.59	(5.11)	-	(3.84)
2014	1,734	19.23	-	19.28	33,898	1.50	1.29	-	2.59	5.95	-	7.36

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Global Core Equity II
2018	679	$14.08	-	17.32	$9,396	0.79%	1.29	-	2.59%	(17.73)	-	(16.64)%
2017	767	17.11	-	20.78	12,764	0.89	1.29	-	2.59	19.45	-	21.02
2016	867	14.32	-	17.17	12,004	0.71	1.29	-	2.59	3.75	-	5.13
2015	973	13.81	-	16.33	12,881	1.03	1.29	-	2.59	(4.20)	-	(2.92)
2014	1,130	14.41	-	16.82	15,474	1.51	1.29	-	2.59	(2.12)	-	(0.81)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Government Money Market II
2018	51	8.05	-	9.39	466	1.28	1.30	-	2.20	(0.92)	-	(0.02)
2017	55	8.12	-	9.39	501	0.31	1.30	-	2.20	(1.86)	-	(0.98)
2016	57	8.28	-	9.48	525	0.03	1.30	-	2.20	(2.14)	-	(1.26)
2015	63	8.23	-	9.60	587	0.01	1.30	-	2.40	(2.36)	-	(1.28)
2014	73	8.42	-	9.73	691	0.01	1.30	-	2.40	(2.36)	-	(1.28)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Government Securities II
2018	12	11.78	-	13.50	153	1.94	1.30	-	2.10	(1.80)	-	(1.01)
2017	13	11.99	-	13.63	169	1.58	1.30	-	2.10	(0.39)	-	0.41
2016	18	12.04	-	13.58	234	1.66	1.30	-	2.10	(1.09)	-	(0.30)
2015	22	12.17	-	13.62	282	1.95	1.30	-	2.10	(2.02)	-	(1.23)
2014	22	12.42	-	13.79	291	2.82	1.30	-	2.10	1.72	-	2.54

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Growth and Income II
2018	1,084	23.10	-	26.88	28,546	1.70	1.29	-	2.69	(15.91)	-	(14.71)
2017	1,300	27.47	-	34.09	40,153	1.25	1.29	-	2.69	10.99	-	12.57
2016	1,505	24.75	-	30.28	41,533	0.83	1.29	-	2.69	16.23	-	17.89
2015	1,773	21.29	-	25.68	41,752	2.55	1.29	-	2.69	(5.91)	-	(4.56)
2014	2,077	22.63	-	26.91	51,532	1.42	1.29	-	2.69	7.01	-	8.55

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. High Yield II
2018	482	16.64	-	20.48	5,818	4.70	1.29	-	2.59	(6.09)	-	(4.85)
2017	546	17.72	-	21.52	6,948	3.87	1.29	-	2.59	3.39	-	4.76
2016	582	17.14	-	20.54	7,163	3.88	1.29	-	2.59	7.97	-	9.40
2015	638	15.87	-	18.78	7,330	5.04	1.29	-	2.59	(5.87)	-	(4.62)
2014	755	16.86	-	19.69	9,228	4.40	1.29	-	2.59	(1.05)	-	0.28

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. International Growth II
2018	130	8.98	-	10.42	1,390	1.74	1.29	-	2.44	(17.27)	-	(16.30)
2017	154	10.86	-	12.45	1,960	1.29	1.29	-	2.44	19.76	-	21.15
2016	188	9.07	-	10.28	1,969	1.15	1.29	-	2.44	(3.11)	-	(1.97)
2015	201	9.36	-	10.48	2,155	1.30	1.29	-	2.44	(4.99)	-	(3.87)
2014	210	9.85	-	10.90	2,354	1.01	1.29	-	2.44	(2.35)	-	(1.20)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Managed Volatility II
2018	3	22.75	-	24.13	72	1.46	1.45	-	1.85	(12.92)	-	(12.57)
2017	3	26.12	-	28.17	92	1.28	1.30	-	1.85	8.31	-	8.91
2016	5	24.12	-	25.86	117	1.43	1.30	-	1.85	8.29	-	8.89
2015	6	22.27	-	23.75	141	1.16	1.30	-	1.85	(4.16)	-	(3.63)
2014	7	23.24	-	24.65	159	2.51	1.30	-	1.85	18.02	-	18.67

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Mid Cap Core Equity II
2018	43	$15.84	-	18.80	$793	0.11%	1.29	-	2.44%	(13.76)	-	(12.74)%
2017	49	18.36	-	21.55	1,038	0.29	1.29	-	2.44	11.88	-	13.18
2016	67	16.41	-	19.04	1,248	—	1.29	-	2.44	10.41	-	11.71
2015	75	14.87	-	17.04	1,261	0.11	1.29	-	2.44	(6.62)	-	(5.52)
2014	99	15.92	-	18.04	1,751	—	1.29	-	2.44	1.63	-	2.83

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Mid Cap Growth II
2018	257	19.46	-	25.13	5,996	—	0.83	-	2.54	(8.26)	-	(6.66)
2017	283	21.22	-	26.92	7,138	—	0.83	-	2.54	19.06	-	21.13
2016	339	17.82	-	22.22	7,128	—	0.83	-	2.54	(1.98)	-	(0.26)
2015	377	18.18	-	22.28	8,020	—	0.83	-	2.54	(1.52)	-	0.21
2014	432	18.46	-	22.23	9,307	—	0.83	-	2.54	4.96	-	6.80

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. S&P 500 Index II
2018	2,042	22.95	-	28.24	39,992	1.23	1.29	-	2.59	(7.52)	-	(6.30)
2017	2,393	24.82	-	30.14	50,231	1.39	1.29	-	2.59	17.90	-	19.45
2016	2,659	21.05	-	25.24	47,058	1.41	1.29	-	2.59	8.33	-	9.77
2015	2,967	19.44	-	22.99	48,667	1.48	1.29	-	2.59	(1.83)	-	(0.52)
2014	3,329	19.80	-	23.11	55,401	1.53	1.29	-	2.59	10.03	-	11.50

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Technology II
2018	<1	22.15	-	24.02	6	—	1.30	-	1.85	(2.54)	-	(2.00)
2017	<1	22.73	-	24.51	7	—	1.30	-	1.85	32.28	-	33.00
2016	<1	17.18	-	18.43	7	—	1.30	-	1.85	(2.82)	-	(2.28)
2015	1	17.68	-	18.86	10	—	1.30	-	1.85	4.61	-	5.18
2014	1	16.90	-	17.93	12	—	1.30	-	1.85	8.79	-	9.39

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Value Opportunities II
2018	158	14.45	-	17.36	2,487	—	1.29	-	2.44	(21.32)	-	(20.39)
2017	169	18.36	-	21.80	3,357	0.01	1.29	-	2.44	14.39	-	15.72
2016	225	16.05	-	18.84	3,817	0.07	1.29	-	2.44	15.05	-	16.40
2015	259	13.95	-	16.18	3,793	2.23	1.29	-	2.44	(12.84)	-	(11.81)
2014	291	16.01	-	18.35	4,878	1.11	1.29	-	2.44	3.79	-	5.01

Alliance Bernstein Variable Product Series Fund - AB VPS Growth
2018	684	18.34	-	27.52	13,314	—	0.70	-	2.59	1.09	-	3.04
2017	774	17.80	-	27.22	14,874	—	0.70	-	2.59	30.70	-	33.21
2016	923	13.36	-	20.83	13,602	—	0.70	-	2.59	(1.75)	-	0.15
2015	1,079	13.34	-	21.20	16,122	—	0.70	-	2.59	6.00	-	8.06
2014	1,324	12.35	-	20.00	18,443	—	0.70	-	2.59	10.04	-	12.18

Alliance Bernstein Variable Product Series Fund - AB VPS Growth & Income
2018	1,654	21.77	-	28.16	35,050	0.73	0.70	-	2.59	(8.28)	-	(6.51)
2017	1,895	23.74	-	30.12	43,475	1.22	0.70	-	2.59	15.55	-	17.77
2016	2,154	20.55	-	25.57	42,440	0.77	0.70	-	2.59	8.20	-	10.30
2015	2,554	18.99	-	23.19	46,289	1.16	0.70	-	2.59	(1.20)	-	0.72
2014	2,985	19.22	-	23.02	54,295	1.07	0.70	-	2.59	6.46	-	8.53

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein Variable Product Series Fund - AB VPS International Value
2018	575	$8.10	-	9.71	$5,251	1.09%	1.29	-	2.59%	(24.97)	-	(23.98)%
2017	595	10.79	-	12.77	7,190	1.82	1.29	-	2.59	21.88	-	23.49
2016	784	8.86	-	10.34	7,726	1.03	1.29	-	2.59	(3.36)	-	(2.07)
2015	859	9.16	-	10.56	8,689	2.17	1.29	-	2.59	(0.25)	-	1.08
2014	1,037	9.19	-	10.44	10,427	3.23	1.29	-	2.59	(8.88)	-	(7.67)

Alliance Bernstein Variable Product Series Fund - AB VPS Large Cap Growth
2018	815	18.44	-	26.25	13,146	—	0.70	-	2.59	(0.32)	-	1.61
2017	935	18.15	-	26.33	15,075	—	0.70	-	2.59	28.29	-	30.76
2016	1,099	13.88	-	20.52	13,723	—	0.70	-	2.59	(0.29)	-	1.64
2015	1,229	13.66	-	20.58	15,251	—	0.70	-	2.59	7.98	-	10.08
2014	1,431	11.97	-	19.06	16,401	—	0.94	-	2.59	10.89	-	12.77

Alliance Bernstein Variable Product Series Fund - AB VPS Small/Mid Cap Value
2018	227	28.46	-	35.02	7,427	0.22	1.29	-	2.59	(17.49)	-	(16.39)
2017	271	34.49	-	41.89	10,635	0.24	1.29	-	2.59	9.95	-	11.40
2016	305	31.37	-	37.60	10,817	0.34	1.29	-	2.59	21.57	-	23.19
2015	354	25.81	-	30.53	10,247	0.53	1.29	-	2.59	(8.14)	-	(6.91)
2014	434	28.09	-	32.79	13,578	0.41	1.29	-	2.59	6.12	-	7.54

Alliance Bernstein Variable Product Series Fund - AB VPS Value
2018	33	11.65	-	13.96	435	0.99	1.29	-	2.59	(17.54)	-	(16.44)
2017	39	14.13	-	16.71	614	1.17	1.29	-	2.59	10.38	-	11.84
2016	48	12.80	-	14.94	682	1.33	1.29	-	2.59	8.42	-	9.86
2015	55	11.81	-	13.60	717	1.84	1.29	-	2.59	(9.57)	-	(8.37)
2014	67	13.06	-	14.84	945	1.55	1.29	-	2.59	7.90	-	9.34

American Century Variable Portfolios, Inc. - American Century VP International
2018	<1	17.64	-	17.64	6	1.26	1.45	-	1.45	(16.45)	-	(16.45)
2017	<1	21.12	-	21.12	7	0.87	1.45	-	1.45	29.32	-	29.32
2016	<1	16.33	-	16.33	5	1.03	1.45	-	1.45	(6.86)	-	(6.86)
2015	<1	17.53	-	17.53	6	0.38	1.45	-	1.45	(0.69)	-	(0.69)
2014	<1	17.65	-	17.65	6	1.68	1.45	-	1.45	(6.87)	-	(6.87)

Deutsche DWS Variable Series I - DWS Bond VIP (Class A)
2018	10	16.48	-	16.82	171	4.68	0.70	-	0.80	(3.44)	-	(3.34)
2017	12	17.07	-	17.40	202	2.40	0.70	-	0.80	4.99	-	5.09
2016	12	16.26	-	16.56	197	5.05	0.70	-	0.80	5.08	-	5.19
2015	12	15.47	-	15.74	181	3.64	0.70	-	0.80	(1.09)	-	(0.99)
2014	19	15.64	-	15.90	299	3.99	0.70	-	0.80	5.78	-	5.89

Deutsche DWS Variable Series I - DWS Capital Growth VIP (Class A)
2018	44	27.26	-	27.82	1,211	0.73	0.70	-	0.80	(2.39)	-	(2.29)
2017	50	27.93	-	28.47	1,423	0.75	0.70	-	0.80	25.29	-	25.42
2016	56	22.29	-	22.70	1,273	0.76	0.70	-	0.80	3.41	-	3.52
2015	57	21.55	-	21.93	1,252	0.66	0.70	-	0.80	7.75	-	7.86
2014	54	20.00	-	20.33	1,086	0.62	0.70	-	0.80	12.07	-	12.18

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Deutsche DWS Variable Series I - DWS Core Equity VIP (Class A)
2018	20	$23.06	-	23.53	$476	1.90%	0.70	-	0.80%	(6.44)	-	(6.35)%
2017	25	24.65	-	25.12	613	1.19	0.70	-	0.80	20.05	-	20.17
2016	27	20.53	-	20.91	553	1.34	0.70	-	0.80	9.60	-	9.71
2015	30	18.73	-	19.06	563	0.88	0.70	-	0.80	4.41	-	4.51
2014	34	17.94	-	18.23	617	1.06	0.70	-	0.80	10.93	-	11.04

Deutsche DWS Variable Series I - DWS CROCI® International VIP (Class A)
2018	12	11.22	-	11.45	138	1.11	0.70	-	0.80	(15.08)	-	(15.00)
2017	14	13.21	-	13.47	182	7.00	0.70	-	0.80	20.99	-	21.11
2016	15	10.92	-	11.12	166	10.47	0.70	-	0.80	(0.07)	-	0.03
2015	18	10.93	-	11.12	194	4.24	0.70	-	0.80	(6.24)	-	(6.14)
2014	18	11.65	-	11.84	217	1.96	0.70	-	0.80	(12.47)	-	(12.38)

Deutsche DWS Variable Series I - DWS Global Small Cap VIP (Class A)
2018	18	31.75	-	32.40	590	0.29	0.70	-	0.80	(21.15)	-	(21.07)
2017	20	40.27	-	41.05	824	—	0.70	-	0.80	19.07	-	19.19
2016	24	33.82	-	34.44	809	0.39	0.70	-	0.80	0.76	-	0.86
2015	27	33.56	-	34.15	910	1.04	0.70	-	0.80	0.35	-	0.45
2014	31	33.45	-	33.99	1,063	0.84	0.70	-	0.80	(4.90)	-	(4.80)

Deutsche DWS Variable Series II - DWS Global Income Builder VIP (Class A)
2018	30	16.87	-	17.11	520	4.35	0.70	-	0.80	(8.40)	-	(8.31)
2017	54	18.42	-	18.66	1,007	2.97	0.70	-	0.80	15.61	-	15.73
2016	66	15.94	-	16.12	1,064	4.02	0.70	-	0.80	5.96	-	6.07
2015	70	15.04	-	15.20	1,055	3.27	0.70	-	0.80	(2.23)	-	(2.13)
2014	78	15.38	-	15.53	1,204	3.18	0.70	-	0.80	3.00	-	3.10

Deutsche DWS Variable Series II - DWS Government Money Market VIP (Class A)
2018	6	10.08	-	10.20	66	1.29	0.70	-	0.80	0.58	-	0.68
2017	14	10.02	-	10.13	144	0.41	0.70	-	0.80	(0.35)	-	(0.25)
2016	18	10.06	-	10.16	183	0.06	0.70	-	0.80	(0.74)	-	(0.64)
2015	17	10.13	-	10.22	177	0.01	0.70	-	0.80	(0.79)	-	(0.69)
2014	16	10.21	-	10.30	163	0.01	0.70	-	0.80	(0.79)	-	(0.69)

Deutsche DWS Variable Series II - DWS Small Mid Cap Growth VIP (Class A)
2018	14	20.31	-	20.59	289	—	0.70	-	0.80	(14.28)	-	(14.20)
2017	17	23.69	-	23.99	406	0.11	0.70	-	0.80	21.15	-	21.27
2016	21	19.56	-	19.79	417	—	0.70	-	0.80	8.20	-	8.31
2015	20	18.07	-	18.27	361	—	0.70	-	0.80	(1.69)	-	(1.59)
2014	22	18.38	-	18.56	403	—	0.70	-	0.80	4.85	-	4.96

Dreyfus Stock Index Fund, Inc. - Dreyfus Stock Index Fund, Inc. (Initial Shares)
2018	10	20.32	-	24.57	224	1.66	1.15	-	1.60	(6.17)	-	(5.73)
2017	10	21.65	-	26.06	244	1.69	1.15	-	1.60	19.60	-	20.15
2016	10	18.10	-	21.69	214	1.81	1.15	-	1.60	9.92	-	10.43
2015	30	13.83	-	19.64	567	1.81	1.15	-	1.65	(0.55)	-	(0.05)
2014	32	15.99	-	19.65	604	1.74	1.15	-	1.85	11.33	-	12.13

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Dreyfus Variable Investment Fund - VIF Government Money Market
2018	18	$8.89	-	11.16	$178	1.26%	1.15	-	1.85%	(0.59)	-	0.12%
2017	23	8.95	-	11.15	231	0.29	1.15	-	1.85	(1.50)	-	(0.80)
2016	32	9.08	-	11.24	328	0.01	1.15	-	1.85	(1.83)	-	(1.13)
2015	37	9.25	-	11.37	379	—	1.15	-	1.85	(1.85)	-	(1.14)
2014	33	9.43	-	11.50	341	<0.01	1.15	-	1.85	(1.85)	-	(1.14)

Dreyfus Variable Investment Fund - VIF Growth & Income
2018	<1	17.15	-	23.74	16	0.80	1.15	-	1.65	(6.25)	-	(5.78)
2017	<1	18.30	-	25.20	22	0.86	1.15	-	1.65	17.76	-	18.34
2016	2	15.54	-	21.29	44	1.01	1.15	-	1.65	8.24	-	8.78
2015	4	14.63	-	19.57	72	0.81	1.15	-	1.85	(0.30)	-	0.42
2014	5	16.79	-	19.49	92	0.77	1.15	-	2.00	7.87	-	8.82

Federated Insurance Series - Federated Government Money Fund II
2018	236	8.89	-	10.78	2,642	1.24	1.15	-	1.85	(0.62)	-	0.09
2017	271	8.94	-	10.77	3,047	0.30	1.15	-	1.85	(1.53)	-	(0.83)
2016	312	9.08	-	10.86	3,537	—	1.15	-	1.85	(1.84)	-	(1.14)
2015	354	9.25	-	10.99	4,068	—	1.15	-	1.85	(1.85)	-	(1.14)
2014	416	9.43	-	11.11	4,847	—	1.15	-	1.85	(1.85)	-	(1.14)

Fidelity Variable Insurance Products Fund - VIP Contrafund
2018	134	26.94	-	36.88	3,919	0.70	1.15	-	1.65	(7.92)	-	(7.45)
2017	134	25.56	-	39.85	4,251	0.99	1.15	-	1.65	19.89	-	20.49
2016	151	21.32	-	33.08	3,971	0.79	1.15	-	1.65	6.24	-	6.77
2015	160	20.07	-	30.98	3,937	1.00	1.15	-	1.65	(0.98)	-	(0.48)
2014	181	20.26	-	31.13	4,509	0.86	1.15	-	1.65	10.11	-	10.66

Fidelity Variable Insurance Products Fund - VIP Equity-Income
2018	24	19.11	-	23.70	512	2.24	1.15	-	1.65	(9.80)	-	(9.35)
2017	24	21.18	-	26.14	588	1.68	1.15	-	1.65	11.05	-	11.61
2016	28	19.08	-	23.42	616	2.14	1.15	-	1.65	16.09	-	16.67
2015	33	16.43	-	20.07	623	3.00	1.15	-	1.65	(5.54)	-	(5.06)
2014	39	17.39	-	21.15	773	2.74	1.15	-	1.65	6.94	-	7.48

Fidelity Variable Insurance Products Fund - VIP Government Money Market (sub-account launched on April 29, 2016)
2018	3,705	9.70	-	10.06	36,559	1.70	0.70	-	2.05	(0.42)	-	0.94
2017	1,890	9.74	-	9.97	18,615	0.69	0.70	-	2.05	(1.36)	-	(0.03)
2016	2,034	9.88	-	9.97	20,183	0.32	0.70	-	2.05	(1.21)	-	(0.32)

Fidelity Variable Insurance Products Fund - VIP Growth
2018	139	19.57	-	26.43	2,823	0.24	1.15	-	1.65	(1.81)	-	(1.32)
2017	141	15.38	-	26.78	2,961	0.23	1.15	-	1.65	32.93	-	33.59
2016	182	11.57	-	20.05	2,872	0.04	1.15	-	1.65	(0.84)	-	(0.35)
2015	201	11.67	-	20.12	3,196	0.25	1.15	-	1.65	5.42	-	5.95
2014	231	11.07	-	18.99	3,462	0.18	1.15	-	1.65	9.48	-	10.03

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund - VIP High Income
2018	14	$16.50	-	18.59	$236	5.28%	1.15	-	1.65%	(4.88)	-	(4.40)%
2017	20	17.34	-	19.45	367	5.04	1.15	-	1.65	5.19	-	5.72
2016	25	16.49	-	18.40	420	4.88	1.15	-	1.65	12.74	-	13.30
2015	32	14.63	-	16.24	472	6.70	1.15	-	1.65	(5.20)	-	(4.73)
2014	33	15.43	-	17.04	520	5.07	1.15	-	1.65	(0.50)	-	—

Fidelity Variable Insurance Products Fund - VIP Index 500
2018	150	19.71	-	19.82	2,971	1.82	1.15	-	1.65	(6.06)	-	(5.59)
2017	169	18.63	-	20.99	3,567	1.73	1.15	-	1.65	19.73	-	20.33
2016	181	15.56	-	17.45	3,173	1.35	1.15	-	1.65	10.03	-	10.58
2015	214	14.14	-	15.78	3,406	1.91	1.15	-	1.65	(0.32)	-	0.18
2014	246	14.18	-	15.75	3,923	1.48	1.15	-	1.65	11.71	-	12.27

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond
2018	33	19.13	-	19.88	659	2.43	1.25	-	1.45	(1.97)	-	(1.77)
2017	35	19.51	-	20.24	714	2.25	1.25	-	1.45	2.72	-	2.93
2016	44	19.00	-	19.67	870	2.21	1.25	-	1.45	3.24	-	3.44
2015	53	18.40	-	19.01	1,015	2.43	1.25	-	1.45	(2.03)	-	(1.83)
2014	63	18.78	-	19.37	1,215	2.20	1.25	-	1.45	4.30	-	4.51

Fidelity Variable Insurance Products Fund - VIP Overseas
2018	33	12.11	-	13.66	439	1.41	1.15	-	1.65	(16.21)	-	(15.79)
2017	39	13.69	-	14.38	622	0.98	1.15	-	1.65	28.16	-	28.80
2016	52	10.68	-	11.17	646	1.57	1.15	-	1.65	(6.61)	-	(6.15)
2015	45	11.44	-	11.90	591	1.26	1.15	-	1.65	1.93	-	2.44
2014	55	11.22	-	11.61	721	1.10	1.15	-	1.65	(9.58)	-	(9.13)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Contrafund (Service Class 2)
2018	1,167	19.01	-	20.20	23,618	0.43	1.29	-	2.59	(9.06)	-	(7.85)
2017	1,381	20.63	-	22.22	30,415	0.76	1.29	-	2.59	18.46	-	20.03
2016	1,618	17.19	-	18.75	29,795	0.57	1.29	-	2.59	4.95	-	6.34
2015	1,914	16.16	-	17.87	33,278	0.74	1.29	-	2.59	(2.19)	-	(0.88)
2014	2,424	16.30	-	18.27	43,004	0.66	1.29	-	2.59	8.76	-	10.21

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Equity-Income (Service Class 2)
2018	23	16.92	-	18.51	417	2.06	1.35	-	1.85	(10.23)	-	(9.78)
2017	24	18.85	-	20.51	483	1.52	1.35	-	1.85	10.58	-	11.13
2016	27	17.05	-	18.46	487	1.97	1.35	-	1.85	15.54	-	16.12
2015	33	14.75	-	15.89	507	2.84	1.35	-	1.85	(6.01)	-	(5.53)
2014	37	16.83	-	17.51	617	2.58	1.35	-	2.00	6.31	-	7.02

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2010 Portfolio (Service Class 2)
2018	198	13.40	-	15.04	2,855	1.38	1.29	-	2.19	(6.36)	-	(5.50)
2017	219	14.30	-	15.92	3,354	1.12	1.29	-	2.19	10.34	-	11.35
2016	306	12.96	-	14.30	4,237	1.29	1.29	-	2.19	2.93	-	3.88
2015	306	12.17	-	13.76	4,060	1.59	1.29	-	2.54	(3.06)	-	(1.81)
2014	317	12.55	-	14.02	4,308	1.18	1.29	-	2.54	1.56	-	2.87

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2020 Portfolio (Service Class 2)
2018	189	$13.34	-	15.17	$2,737	1.30%	1.29	-	2.29%	(8.23)	-	(7.29)%
2017	190	14.54	-	16.37	2,970	1.26	1.29	-	2.29	13.62	-	14.77
2016	220	12.79	-	14.26	3,014	1.27	1.29	-	2.29	3.39	-	4.44
2015	268	12.37	-	13.66	3,539	1.57	1.29	-	2.29	(2.74)	-	(1.74)
2014	290	12.72	-	13.90	3,912	1.22	1.29	-	2.29	2.20	-	3.25

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2030 Portfolio (Service Class 2)
2018	50	13.99	-	15.71	750	0.78	1.29	-	2.19	(10.07)	-	(9.25)
2017	85	16.12	-	17.31	1,424	1.06	1.29	-	1.89	18.43	-	19.14
2016	107	13.61	-	14.53	1,501	1.18	1.29	-	1.89	4.37	-	5.01
2015	114	13.04	-	13.84	1,528	1.25	1.29	-	1.89	(2.41)	-	(1.81)
2014	158	13.37	-	14.09	2,173	1.21	1.29	-	1.89	2.76	-	3.39

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom Income Portfolio (Service Class 2)
2018	57	11.68	-	13.29	726	1.43	1.29	-	2.29	(4.51)	-	(3.54)
2017	65	12.23	-	13.77	859	1.35	1.29	-	2.29	5.89	-	6.97
2016	63	11.55	-	12.88	780	0.85	1.29	-	2.29	1.79	-	2.83
2015	123	11.46	-	12.52	1,498	1.19	1.29	-	2.19	(2.75)	-	(1.85)
2014	120	11.78	-	12.76	1,487	1.13	1.29	-	2.19	1.27	-	2.20

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
2018	4,908	8.18	-	9.11	46,263	1.43	1.25	-	2.59	(1.22)	-	0.13
2017	3,119	8.28	-	9.10	29,240	0.46	1.25	-	2.59	(2.16)	-	(0.82)
2016	3,027	8.47	-	9.17	28,836	0.02	1.25	-	2.59	(2.57)	-	(1.23)
2015	751	8.69	-	9.28	7,087	0.01	1.25	-	2.59	(2.58)	-	(1.23)
2014	880	8.92	-	9.40	8,471	0.01	1.25	-	2.59	(2.58)	-	(1.23)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth (Service Class 2)
2018	6	17.78	-	19.45	109	0.04	1.35	-	1.85	(2.28)	-	(1.78)
2017	6	18.20	-	19.80	125	0.09	1.35	-	1.85	32.34	-	33.00
2016	7	13.75	-	14.89	105	—	1.35	-	1.85	(1.31)	-	(0.80)
2015	10	13.93	-	15.01	145	0.03	1.35	-	1.85	4.93	-	5.46
2014	11	13.28	-	14.23	158	—	1.35	-	1.85	8.96	-	9.51

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth & Income (Service Class 2)
2018	176	17.96	-	21.08	3,483	0.20	1.29	-	2.44	(11.41)	-	(10.37)
2017	208	19.88	-	23.52	4,608	1.02	1.29	-	2.59	13.62	-	15.11
2016	258	17.50	-	20.43	5,000	1.47	1.29	-	2.59	12.82	-	14.32
2015	294	15.51	-	17.87	5,018	1.78	1.29	-	2.59	(5.06)	-	(3.80)
2014	356	16.34	-	18.58	6,354	1.02	1.29	-	2.59	7.37	-	8.81

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth Opportunities (Service Class 2) (sub-account launched on April 24, 2015)
2018	46	23.96	-	27.79	1,219	0.09	1.29	-	2.44	9.47	-	10.76
2017	66	21.88	-	25.09	1,588	0.11	1.29	-	2.44	30.93	-	32.45
2016	72	16.71	-	18.94	1,323	0.05	1.29	-	2.44	(2.37)	-	(1.22)
2015	76	17.12	-	19.18	1,414	0.01	1.29	-	2.44	(3.00)	-	(2.21)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP High Income (Service Class 2)
2018	93	$14.97	-	17.57	$1,570	5.34%	1.29	-	2.44%	(5.98)	-	(4.87)%
2017	116	15.93	-	18.47	2,067	5.30	1.29	-	2.44	4.32	-	5.54
2016	140	15.27	-	17.50	2,368	4.67	1.29	-	2.44	11.39	-	12.70
2015	187	13.70	-	15.53	2,836	5.80	1.29	-	2.44	(6.21)	-	(5.11)
2014	238	14.61	-	16.37	3,846	5.00	1.29	-	2.44	(1.56)	-	(0.40)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Index 500 (Service Class 2)
2018	545	17.58	-	20.40	10,606	1.49	1.29	-	2.44	(7.05)	-	(5.96)
2017	712	18.92	-	21.69	14,761	1.62	1.29	-	2.44	18.47	-	19.85
2016	710	15.97	-	18.10	12,335	1.59	1.29	-	2.44	8.87	-	10.15
2015	482	14.67	-	16.43	7,647	1.81	1.29	-	2.44	(1.38)	-	(0.22)
2014	499	14.87	-	16.47	7,965	1.31	1.29	-	2.44	10.52	-	11.83

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Investment Grade Bond (Service Class 2)
2018	<1	15.32	-	15.32	<1	2.34	1.50	-	1.50	(2.28)	-	(2.28)
2017	<1	15.68	-	15.68	1	2.29	1.50	-	1.50	2.44	-	2.44
2016	<1	15.31	-	15.31	1	1.68	1.50	-	1.50	2.91	-	2.91
2015	<1	14.87	-	14.87	1	1.99	1.50	-	1.50	(2.34)	-	(2.34)
2014	<1	15.23	-	15.23	1	1.71	1.50	-	1.50	4.03	-	4.03

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Mid Cap (Service Class 2)
2018	358	17.64	-	20.45	6,783	0.39	1.29	-	2.44	(16.85)	-	(15.88)
2017	426	18.29	-	20.97	9,583	0.47	1.29	-	2.44	17.62	-	18.99
2016	500	15.55	-	17.63	9,594	0.30	1.29	-	2.44	(18.79)	-	10.48
2015	550	14.24	-	15.95	9,630	0.24	1.29	-	2.44	(4.03)	-	(2.90)
2014	672	16.43	-	19.95	12,151	0.02	1.29	-	2.44	3.44	-	4.66

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Overseas (Service Class 2)
2018	<1	13.81	-	18.49	7	1.31	1.35	-	1.80	(16.59)	-	(16.21)
2017	<1	16.48	-	22.17	8	1.23	1.35	-	1.80	27.66	-	28.24
2016	<1	12.85	-	17.37	7	0.51	1.35	-	1.80	(6.97)	-	(6.54)
2015	2	12.76	-	13.75	28	1.07	1.35	-	1.85	1.39	-	1.90
2014	2	12.59		13.49	34	1.07	1.35	-	1.85	(9.99)	-	(9.53)

Franklin Templeton Variable Insurance Products Trust - Franklin Flex Cap Growth VIP (Class 2)
2018	43	20.16	-	22.85	926	—	1.29	-	2.19	0.88	-	1.80
2017	57	19.99	-	22.45	1,206	—	1.29	-	2.19	24.18	-	25.31
2016	75	16.10	-	17.91	1,275	—	1.29	-	2.19	(5.01)	-	(4.14)
2015	85	16.58	-	18.69	1,517	—	1.29	-	2.39	1.87	-	3.02
2014	107	16.27	-	18.14	1,855	—	1.29	-	2.39	3.57	-	4.74

Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP (Class 2)
2018	622	22.14	-	27.18	16,048	2.43	1.29	-	2.54	(7.00)	-	(5.82)
2017	721	23.80	-	28.86	19,778	5.75	1.29	-	2.54	12.94	-	14.37
2016	833	21.08	-	25.23	20,050	2.56	1.29	-	2.54	8.80	-	10.19
2015	993	18.98	-	22.90	21,787	3.32	1.29	-	2.69	(3.57)	-	(2.19)
2014	1,199	19.69	-	23.41	27,038	2.44	1.29	-	2.69	6.20	-	7.73

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP (Class 2)
2018	3,405	$15.84	-	19.29	$62,568	4.82%	1.28	-	2.59%	(6.78)	-	(5.53)%
2017	3,911	17.00	-	20.42	76,305	4.18	1.28	-	2.59	6.86	-	8.28
2016	4,475	15.91	-	18.86	80,938	4.92	1.28	-	2.59	11.08	-	12.58
2015	5,254	14.32	-	16.75	84,741	4.66	1.28	-	2.59	(9.46)	-	(8.24)
2014	6,536	15.82	-	18.25	115,409	5.20	1.28	-	2.59	1.91	-	3.29

Franklin Templeton Variable Insurance Products Trust - Franklin Large Cap Growth VIP (Class 2)
2018	742	17.33	-	20.78	14,717	—	1.29	-	2.54	(3.97)	-	(2.74)
2017	969	18.05	-	21.36	19,756	0.63	1.29	-	2.54	24.88	-	26.46
2016	1,235	14.45	-	16.89	20,021	—	1.29	-	2.54	(4.28)	-	(3.06)
2015	1,390	15.10	-	17.43	23,336	0.28	1.29	-	2.54	2.94	-	4.26
2014	1,756	14.67	-	16.71	28,433	1.12	1.29	-	2.54	9.60	-	11.01

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP (Class 2)
2018	407	13.74	-	16.14	6,693	2.27	1.29	-	2.54	(13.47)	-	(12.37)
2017	477	15.88	-	18.42	8,997	1.75	1.29	-	2.54	5.86	-	7.20
2016	564	15.00	-	17.18	9,939	1.74	1.29	-	2.54	9.33	-	10.73
2015	805	13.72	-	15.52	12,657	2.76	1.29	-	2.54	(6.10)	-	(4.89)
2014	934	14.61	-	16.31	15,527	2.07	1.29	-	2.54	3.02	-	4.34

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP (Class 2)
2018	1,628	18.95	-	30.77	33,513	2.30	1.15	-	2.69	(11.51)	-	(10.11)
2017	1,933	21.41	-	34.23	44,538	2.20	1.15	-	2.69	5.46	-	7.11
2016	2,220	20.31	-	31.96	48,025	1.89	1.15	-	2.69	12.95	-	14.73
2015	2,586	17.98	-	27.85	49,294	3.02	1.15	-	2.69	(7.49)	-	(6.02)
2014	3,196	19.43	-	29.64	65,115	1.96	1.15	-	2.69	4.24	-	5.90

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP (Class 2)
2018	458	22.10	-	29.64	14,664	0.89	1.28	-	2.69	(15.22)	-	(13.99)
2017	535	25.70	-	34.96	20,043	0.50	1.28	-	2.69	7.70	-	9.25
2016	610	23.52	-	32.46	21,251	0.80	1.28	-	2.69	26.70	-	28.54
2015	751	18.30	-	25.62	20,589	0.64	1.28	-	2.69	(9.88)	-	(8.56)
2014	879	20.01	-	28.43	26,531	0.62	1.28	-	2.69	(2.14)	-	(0.71)

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP (Class 2)
2018	19	29.40	-	38.41	613	—	1.15	-	2.34	(7.59)	-	(6.46)
2017	19	31.81	-	41.07	675	—	1.15	-	2.34	18.58	-	20.02
2016	22	26.83	-	34.22	648	—	1.15	-	2.34	1.74	-	2.98
2015	33	26.37	-	33.23	880	—	1.15	-	2.34	(4.94)	-	(3.77)
2014	39	27.74	-	34.53	1,067	—	1.15	-	2.34	4.96	-	6.24

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP (Class 2)
2018	682	10.31	-	12.71	8,298	2.69	1.29	-	2.69	(2.36)	-	(0.96)
2017	803	10.56	-	12.84	9,870	2.57	1.29	-	2.69	(1.36)	-	0.04
2016	923	10.71	-	12.83	11,396	2.49	1.29	-	2.69	(2.04)	-	(0.63)
2015	1,008	10.93	-	12.91	12,578	2.54	1.29	-	2.69	(2.23)	-	(0.82)
2014	1,230	11.18	-	13.02	15,521	2.61	1.29	-	2.69	0.60	-	2.05

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP (Class 2)
2018	190	$22.65	-	27.86	$6,039	0.86%	1.15	-	2.49%	(17.89)	-	(16.76)%
2017	216	27.21	-	33.93	8,297	1.02	1.15	-	2.49	36.94	-	38.81
2016	259	19.60	-	24.78	7,229	0.86	1.15	-	2.49	14.53	-	16.10
2015	324	16.89	-	21.63	7,835	2.05	1.15	-	2.49	(21.61)	-	(20.52)
2014	352	21.25	-	27.60	10,815	1.49	1.15	-	2.49	(10.67)	-	(9.44)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP (Class 2)
2018	1,861	14.80	-	16.57	31,545	2.66	1.15	-	2.69	(17.71)	-	(16.41)
2017	2,122	17.71	-	20.13	43,239	2.61	1.15	-	2.69	13.58	-	15.36
2016	2,477	15.35	-	17.73	44,078	1.88	1.15	-	2.69	4.30	-	5.95
2015	2,875	14.49	-	17.00	48,853	3.33	1.15	-	2.69	(9.01)	-	(7.56)
2014	3,435	15.67	-	18.68	63,482	1.87	1.15	-	2.69	(13.52)	-	(12.15)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP (Class 2)
2018	32	22.14	-	34.08	886	—	1.15	-	2.24	(0.35)	-	0.77
2017	35	22.22	-	33.82	971	—	1.15	-	2.24	(0.34)	-	0.76
2016	36	22.30	-	33.56	1,011	—	1.15	-	2.24	0.64	-	1.76
2015	45	22.16	-	32.98	1,220	7.86	1.15	-	2.24	(6.45)	-	(5.40)
2014	50	23.68	-	34.86	1,426	5.58	1.15	-	2.24	(0.45)	-	0.67

Franklin Templeton Variable Insurance Products Trust - Templeton Growth VIP (Class 2)
2018	22	14.38	-	22.25	458	1.98	1.15	-	1.85	(16.43)	-	(15.83)
2017	27	17.21	-	26.43	678	1.67	1.15	-	1.85	16.32	-	17.15
2016	30	14.79	-	22.56	637	1.83	1.15	-	1.85	7.60	-	8.37
2015	40	13.75	-	20.82	791	2.61	1.15	-	1.85	(8.22)	-	(7.56)
2014	45	14.98	-	22.52	956	1.42	1.15	-	1.85	(4.61)	-	(3.93)

Goldman Sachs Variable Insurance Trust - VIT Large Cap Value
2018	94	14.24	-	17.07	1,505	1.15	1.29	-	2.59	(10.82)	-	(9.64)
2017	123	15.97	-	18.89	2,200	1.56	1.29	-	2.59	7.03	-	8.44
2016	146	14.92	-	17.42	2,417	2.04	1.29	-	2.59	8.70	-	10.15
2015	173	13.73	-	15.81	2,612	1.36	1.29	-	2.59	(6.89)	-	(5.65)
2014	204	14.74	-	16.76	3,282	1.28	1.29	-	2.59	10.01	-	11.48

Goldman Sachs Variable Insurance Trust - VIT Mid Cap Value
2018	68	18.06	-	20.75	1,343	1.14	1.29	-	2.29	(12.51)	-	(11.62)
2017	94	20.64	-	23.48	2,139	0.71	1.29	-	2.29	8.54	-	9.64
2016	109	19.01	-	21.41	2,256	1.27	1.29	-	2.29	10.94	-	12.07
2015	126	16.95	-	19.11	2,333	0.39	1.29	-	2.39	(11.41)	-	(10.41)
2014	142	19.14	-	21.33	2,947	0.89	1.29	-	2.39	10.86	-	12.11

Goldman Sachs Variable Insurance Trust - VIT Small Cap Equity Insights
2018	161	17.03	-	33.69	3,066	0.44	1.15	-	2.44	(10.85)	-	(9.67)
2017	196	18.73	-	37.30	4,149	0.51	1.15	-	2.59	8.70	-	10.29
2016	231	17.23	-	33.82	4,450	1.08	1.15	-	2.59	20.02	-	21.80
2015	278	14.36	-	27.77	4,420	0.27	1.15	-	2.59	(4.66)	-	(3.25)
2014	354	15.06	-	28.70	5,940	0.64	1.15	-	2.59	4.16	-	5.71

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs Variable Insurance Trust - VIT Strategic Growth
2018	<1	$15.98	-	24.30	$9	0.45%	1.37	-	1.65%	(2.67)	-	(2.39)%
2017	<1	16.42	-	24.90	9	0.54	1.37	-	1.65	28.53	-	28.89
2016	<1	12.78	-	19.32	7	0.28	1.37	-	1.65	0.32	-	0.60
2015	1	12.74	-	19.94	24	0.36	1.15	-	1.65	1.70	-	2.21
2014	1	12.52	-	19.51	24	0.38	1.15	-	1.65	11.78	-	12.34

Goldman Sachs Variable Insurance Trust - VIT U.S. Equity Insights
2018	135	19.06	-	22.37	2,850	1.13	1.29	-	2.44	(8.48)	-	(7.41)
2017	156	20.43	-	24.16	3,583	1.28	1.29	-	2.59	20.88	-	22.47
2016	202	16.90	-	19.72	3,803	1.24	1.29	-	2.59	7.87	-	9.31
2015	235	15.66	-	18.04	4,062	1.32	1.29	-	2.59	(2.78)	-	(1.48)
2014	279	16.11	-	18.32	4,935	1.28	1.29	-	2.59	13.35	-	14.86

Janus Aspen Series - Janus Henderson VIT Forty (Institutional Shares)
2018	<1	34.23	-	34.23	2	—	1.50	-	1.50	0.45	-	0.45
2017	<1	34.07	-	34.07	14	—	1.50	-	1.50	28.37	-	28.37
2016	<1	26.54	-	26.54	11	—	1.50	-	1.50	0.67	-	0.67
2015	<1	26.37	-	26.37	11	—	1.50	-	1.50	10.54	-	10.54
2014	<1	23.85	-	23.85	11	0.15	1.50	-	1.50	7.10	-	7.10

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity
2018	<1	45.44	-	45.44	<1	2.19	1.50	-	1.50	(19.78)	-	(19.78)
2017	<1	56.64	-	56.64	<1	1.83	1.50	-	1.50	25.92	-	25.92
2016	<1	44.98	-	44.98	<1	0.54	1.50	-	1.50	18.97	-	18.97
2015	<1	37.81	-	37.81	<1	0.91	1.50	-	1.50	(21.26)	-	(21.26)
2014	<1	48.02	-	48.02	<1	1.45	1.50	-	1.50	(6.07)	-	(6.07)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio I
2018	<1	21.11	-	21.11	<1	1.61	1.50	-	1.50	(10.25)	-	(10.25)
2017	<1	23.52	-	23.52	1	1.40	1.50	-	1.50	13.12	-	13.12
2016	<1	20.79	-	20.79	<1	0.79	1.50	-	1.50	11.31	-	11.31
2015	<1	18.68	-	18.68	1	1.07	1.50	-	1.50	(4.32)	-	(4.32)
2014	<1	19.52	-	19.52	2	1.94	1.50	-	1.50	10.03	-	10.03

Lord Abbett Series Fund - Bond-Debenture
2018	542	16.31	-	19.41	10,026	4.05	1.29	-	2.49	(6.41)	-	(5.26)
2017	641	17.43	-	20.49	12,587	3.98	1.29	-	2.49	6.51	-	7.81
2016	721	16.36	-	19.01	13,198	4.22	1.29	-	2.49	9.35	-	10.69
2015	874	14.97	-	17.17	14,538	3.58	1.29	-	2.49	(3.98)	-	(2.80)
2014	1,126	15.59	-	17.67	19,340	4.27	1.29	-	2.49	1.75	-	3.00

Lord Abbett Series Fund - Fundamental Equity
2018	118	19.15	-	22.62	2,542	1.37	1.29	-	2.44	(10.40)	-	(9.35)
2017	146	21.37	-	24.95	3,464	0.99	1.29	-	2.44	9.85	-	11.13
2016	167	19.45	-	22.45	3,597	1.09	1.29	-	2.44	12.93	-	14.26
2015	201	17.23	-	19.65	3,807	1.04	1.29	-	2.44	(5.80)	-	(4.69)
2014	266	18.29	-	20.62	5,294	0.40	1.29	-	2.44	4.53	-	5.76

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lord Abbett Series Fund - Growth and Income
2018	373	$15.61	-	18.44	$6,557	1.28%	1.29	-	2.44%	(10.38)	-	(9.33)%
2017	460	17.42	-	20.34	8,946	1.21	1.29	-	2.44	10.64	-	11.92
2016	582	15.74	-	18.17	10,146	1.40	1.29	-	2.44	14.26	-	15.61
2015	677	13.78	-	15.72	10,263	1.10	1.29	-	2.44	(5.23)	-	(4.12)
2014	847	14.54	-	16.39	13,443	0.62	1.29	-	2.44	5.03	-	6.26

Lord Abbett Series Fund - Growth Opportunities
2018	177	22.05	-	26.06	4,418	—	1.29	-	2.44	(5.26)	-	(4.15)
2017	212	23.28	-	27.18	5,548	—	1.29	-	2.44	19.94	-	21.33
2016	258	19.41	-	22.40	5,567	—	1.29	-	2.44	(1.23)	-	(0.07)
2015	298	19.65	-	22.42	6,465	—	1.29	-	2.44	0.22	-	1.40
2014	389	19.61	-	22.11	8,334	—	1.29	-	2.44	3.48	-	4.70

Lord Abbett Series Fund - Mid-Cap Stock
2018	456	14.91	-	17.74	7,663	0.62	1.29	-	2.49	(17.15)	-	(16.14)
2017	553	18.00	-	21.16	11,126	0.58	1.29	-	2.49	4.19	-	5.46
2016	617	17.27	-	20.06	11,828	0.48	1.29	-	2.49	13.50	-	14.90
2015	721	15.22	-	17.46	12,089	0.54	1.29	-	2.49	(6.18)	-	(5.03)
2014	874	16.22	-	18.39	15,550	0.40	1.29	-	2.49	8.75	-	10.09

MFS Variable Insurance Trust - MFS Growth
2018	30	14.31	-	32.17	728	0.09	1.15	-	1.65	0.98	-	1.49
2017	34	14.17	-	31.70	821	0.11	1.15	-	1.65	29.26	-	29.91
2016	36	10.97	-	24.40	667	0.04	1.15	-	1.65	0.77	-	1.27
2015	41	10.88	-	24.10	749	0.16	1.15	-	1.65	5.80	-	6.33
2014	46	10.29	-	22.66	789	0.10	1.15	-	1.65	7.16	-	7.70

MFS Variable Insurance Trust - MFS Investors Trust
2018	36	17.70	-	22.63	707	0.62	1.15	-	1.65	(7.04)	-	(6.57)
2017	39	19.04	-	24.23	812	0.73	1.15	-	1.65	21.33	-	21.94
2016	42	15.69	-	19.87	726	0.83	1.15	-	1.65	6.82	-	7.35
2015	51	14.69	-	18.51	829	0.79	1.15	-	1.65	(1.42)	-	(0.93)
2014	70	14.90	-	18.68	1,155	0.91	1.15	-	1.65	9.19	-	9.74

MFS Variable Insurance Trust - MFS New Discovery
2018	29	20.63	-	44.70	965	—	1.15	-	1.65	(3.10)	-	(2.61)
2017	35	21.29	-	45.90	1,216	—	1.15	-	1.65	24.59	-	25.21
2016	38	17.09	-	36.66	1,041	—	1.15	-	1.65	7.27	-	7.81
2015	44	15.93	-	34.00	1,120	—	1.15	-	1.65	(3.49)	-	(3.01)
2014	52	16.51	-	35.06	1,366	—	1.15	-	1.65	(8.78)	-	(8.32)

MFS Variable Insurance Trust - MFS Research
2018	23	15.75	-	21.73	434	0.69	1.15	-	1.65	(5.94)	-	(5.47)
2017	25	16.75	-	22.98	498	1.38	1.15	-	1.65	21.36	-	21.96
2016	26	13.80	-	18.84	430	0.84	1.15	-	1.65	6.96	-	7.50
2015	33	12.90	-	17.53	504	0.80	1.15	-	1.65	(0.85)	-	(0.35)
2014	40	13.01	-	17.59	610	0.85	1.15	-	1.65	8.40	-	8.94

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust - MFS Total Return Bond
2018	43	$19.57	-	20.34	$864	3.46%	1.25	-	1.45%	(2.52)	-	(2.32)%
2017	39	19.35	-	20.83	820	3.33	1.25	-	1.65	2.75	-	3.16
2016	42	18.83	-	20.19	852	3.40	1.25	-	1.65	2.53	-	2.94
2015	47	18.36	-	19.61	925	4.02	1.25	-	1.65	(1.93)	-	(1.54)
2014	35	18.73	-	19.92	700	2.64	1.25	-	1.65	4.11	-	4.53

MFS Variable Insurance Trust - MFS Utilities
2018	7	31.96	-	33.44	234	1.13	1.35	-	1.59	(0.54)	-	(0.30)
2017	8	32.13	-	33.54	254	4.50	1.35	-	1.59	13.03	-	13.30
2016	8	28.43	-	29.60	229	4.01	1.35	-	1.59	9.72	-	9.98
2015	8	25.91	-	26.92	210	4.28	1.35	-	1.59	(15.87)	-	(15.67)
2014	8	30.80	-	31.92	262	2.20	1.35	-	1.59	10.95	-	11.22

MFS Variable Insurance Trust (Service Class) - MFS Growth (Service Class)
2018	2	20.38	-	22.29	47	—	1.35	-	1.85	0.51	-	1.02
2017	4	20.27	-	22.06	90	—	1.35	-	1.85	28.68	-	29.32
2016	4	15.75	-	17.06	72	—	1.35	-	1.85	0.29	-	0.80
2015	4	15.71	-	16.92	74	—	1.35	-	1.85	5.32	-	5.85
2014	5	14.91	-	15.99	83	—	1.35	-	1.85	6.67	-	7.22

MFS Variable Insurance Trust (Service Class) - MFS Investors Trust (Service Class)
2018	6	18.09	-	19.78	116	0.45	1.35	-	1.85	(7.45)	-	(6.99)
2017	6	19.54	-	21.27	134	0.56	1.35	-	1.85	20.77	-	21.37
2016	7	16.18	-	17.52	116	0.55	1.35	-	1.85	6.32	-	6.86
2015	7	15.22	-	16.40	115	0.67	1.35	-	1.85	(1.90)	-	(1.40)
2014	8	15.51	-	16.63	132	0.72	1.35	-	1.85	8.66	-	9.22

MFS Variable Insurance Trust (Service Class) - MFS New Discovery Series (Service Class)
2018	3	20.48	-	22.40	62	—	1.35	-	1.85	(3.54)	-	(3.05)
2017	3	21.23	-	23.10	73	—	1.35	-	1.85	24.01	-	24.63
2016	4	17.12	-	18.54	74	—	1.35	-	1.85	6.79	-	7.33
2015	6	16.03	-	17.27	102	—	1.35	-	1.85	(3.96)	-	(3.47)
2014	6	16.69	-	17.89	111	—	1.35	-	1.85	(9.21)	-	(8.74)

MFS Variable Insurance Trust (Service Class) - MFS Research (Service Class)
2018	2	18.40	-	20.13	36	0.45	1.35	-	1.85	(6.39)	-	(5.92)
2017	2	19.66	-	21.39	39	1.13	1.35	-	1.85	20.81	-	21.41
2016	2	16.27	-	17.62	33	0.51	1.35	-	1.85	6.49	-	7.03
2015	2	15.28	-	16.46	32	0.41	1.35	-	1.85	(1.33)	-	(0.83)
2014	3	15.49	-	16.60	42	0.42	1.35	-	1.85	7.90	-	8.45

MFS Variable Insurance Trust (Service Class) - MFS Utilities (Service Class)
2018	14	24.22	-	26.49	445	0.82	1.35	-	1.85	(1.06)	-	(0.56)
2017	17	24.48	-	26.64	551	4.27	1.35	-	1.85	12.39	-	12.95
2016	24	21.78	-	23.58	684	3.50	1.35	-	1.85	9.18	-	9.74
2015	28	19.95	-	21.49	738	3.57	1.35	-	1.85	(16.34)	-	(15.91)
2014	47	25.56	-	31.58	1,373	1.92	1.35	-	2.00	10.22	-	10.95

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust II - MFS High Yield
2018	9	$19.56	-	20.34	$188	5.26%	1.25	-	1.45%	(4.48)	-	(4.29)%
2017	11	20.48	-	21.25	234	6.65	1.25	-	1.45	5.16	-	5.37
2016	12	19.48	-	20.17	235	6.83	1.25	-	1.45	12.19	-	12.41
2015	13	17.36	-	17.94	236	3.99	1.25	-	1.45	(5.60)	-	(5.41)
2014	36	18.39	-	18.97	674	3.51	1.25	-	1.45	1.33	-	1.53

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Core Plus Fixed Income
2018	10	14.79	-	16.18	158	2.54	1.35	-	1.85	(2.49)	-	(2.00)
2017	11	15.17	-	19.14	173	2.64	1.15	-	1.85	4.29	-	5.03
2016	16	14.55	-	18.22	243	1.96	1.15	-	1.85	4.15	-	4.90
2015	24	13.97	-	17.37	354	2.24	1.15	-	1.85	(2.49)	-	(1.79)
2014	52	14.32	-	15.35	772	2.96	1.15	-	1.85	5.86	-	6.40

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity
2018	595	19.05	-	25.05	11,441	0.46	0.70	-	2.20	(19.27)	-	(18.04)
2017	676	23.24	-	29.03	15,937	0.75	0.70	-	2.20	32.14	-	34.13
2016	757	17.33	-	21.97	13,435	0.49	0.70	-	2.20	4.42	-	6.00
2015	810	16.35	-	21.04	13,809	0.83	0.70	-	2.20	(12.64)	-	(11.31)
2014	936	18.43	-	24.08	18,089	0.38	0.70	-	2.20	(6.57)	-	(5.16)

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Global Infrastructure (sub-account launched on April 25, 2014)
2018	655	15.98	-	19.62	27,867	3.07	0.70	-	1.85	(9.55)	-	(8.50)
2017	773	17.67	-	21.45	36,447	2.35	0.70	-	1.85	10.90	-	12.18
2016	907	15.93	-	19.12	38,251	2.32	0.70	-	1.85	13.16	-	14.47
2015	1,029	13.97	-	16.70	38,449	1.82	0.70	-	1.98	(15.45)	-	(14.36)
2014	1,230	16.52	-	19.50	53,196	—	0.70	-	1.98	7.25	-	8.19

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Global Strategist
2018	3,040	13.36	-	14.23	45,412	1.14	0.70	-	2.20	(8.55)	-	(7.16)
2017	3,534	14.61	-	15.33	56,496	1.14	0.70	-	2.20	13.59	-	15.30
2016	4,168	12.86	-	13.30	57,488	—	0.70	-	2.20	3.29	-	4.84
2015	4,841	12.45	-	12.68	64,428	1.69	0.70	-	2.20	(8.43)	-	(7.05)
2014	5,574	13.64	-	14.87	79,713	0.84	0.70	-	2.20	(0.07)	-	1.44

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Growth
2018	842	29.48	-	32.95	24,576	—	0.70	-	2.69	4.65	-	6.79
2017	977	27.61	-	31.49	26,765	—	0.70	-	2.69	39.33	-	42.15
2016	1,124	19.42	-	22.60	22,120	—	0.70	-	2.69	(4.27)	-	(2.32)
2015	1,234	19.88	-	23.61	25,121	—	0.70	-	2.69	9.22	-	11.46
2014	1,367	17.84	-	21.61	25,271	—	0.70	-	2.69	3.50	-	5.62

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Mid Cap Growth
2018	363	29.46	-	37.02	11,423	—	0.70	-	2.30	8.12	-	9.87
2017	383	27.25	-	33.69	11,077	—	0.70	-	2.30	35.62	-	37.80
2016	437	20.09	-	24.45	9,256	—	0.70	-	2.30	(10.85)	-	(9.42)
2015	482	22.54	-	26.99	11,382	—	0.70	-	2.30	(8.04)	-	(6.55)
2014	558	24.51	-	28.88	14,237	—	0.70	-	2.30	(0.35)	-	1.26

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF U.S. Real Estate
2018	290	$30.65	-	53.96	$11,245	2.72%	0.70	-	2.20%	(9.74)	-	(8.36)%
2017	332	30.28	-	58.88	14,210	1.43	0.70	-	2.30	0.77	-	2.39
2016	387	30.05	-	57.51	16,359	1.32	0.70	-	2.30	4.39	-	6.07
2015	431	28.79	-	54.22	17,384	1.31	0.70	-	2.30	(0.15)	-	1.46
2014	500	28.83	-	53.44	20,052	1.45	0.70	-	2.30	26.77	-	28.82

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Emerging Markets Debt (Class II)
2018	211	17.61	-	21.67	5,112	5.67	1.29	-	2.59	(9.45)	-	(8.25)
2017	245	19.45	-	29.13	6,487	5.41	1.29	-	2.59	6.77	-	8.18
2016	290	18.22	-	26.93	7,139	5.55	1.29	-	2.59	7.72	-	9.16
2015	351	16.91	-	24.67	7,918	5.34	1.29	-	2.59	(3.74)	-	(2.45)
2014	425	17.57	-	25.29	9,899	5.49	1.29	-	2.59	0.23	-	1.56

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Emerging Markets Equity (Class II)
2018	93	27.15	-	33.41	2,923	0.39	1.29	-	2.59	(19.65)	-	(18.58)
2017	116	33.79	-	41.03	4,521	0.72	1.29	-	2.59	31.60	-	33.33
2016	147	25.68	-	30.78	4,298	0.44	1.29	-	2.59	3.87	-	5.25
2015	169	24.72	-	29.24	4,715	0.78	1.29	-	2.59	(13.02)	-	(11.86)
2014	204	28.42	-	33.18	6,475	0.33	1.29	-	2.59	(7.03)	-	(5.79)

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Franchise (Class II)
2018	639	31.60	-	31.74	21,328	1.03	1.29	-	2.59	(4.31)	-	(3.04)
2017	754	32.73	-	33.02	26,130	1.32	1.29	-	2.59	22.52	-	24.14
2016	900	26.37	-	26.95	25,249	1.47	1.29	-	2.59	2.70	-	4.06
2015	1,157	25.34	-	26.24	31,143	2.06	1.29	-	2.59	3.45	-	4.83
2014	1,446	24.17	-	25.37	37,168	2.05	1.29	-	2.59	1.80	-	3.16

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Infrastructure (Class II) (sub-account launched on April 25, 2014)
2018	503	24.56	-	30.22	8,388	2.81	1.29	-	2.59	(10.27)	-	(9.08)
2017	579	27.38	-	33.24	10,728	2.20	1.29	-	2.59	9.65	-	11.10
2016	647	24.97	-	29.92	10,875	2.10	1.29	-	2.59	12.00	-	13.49
2015	711	22.29	-	26.37	10,619	1.59	1.29	-	2.59	(16.12)	-	(15.00)
2014	799	26.57	-	31.02	14,176	—	1.29	-	2.59	6.52	-	7.50

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Strategist (Class II)
2018	1,079	14.45	-	17.78	15,155	1.05	1.29	-	2.59	(9.06)	-	(7.86)
2017	1,254	15.89	-	19.30	19,175	1.03	1.29	-	2.59	12.99	-	14.48
2016	1,460	14.06	-	16.86	19,630	—	1.29	-	2.59	2.77	-	4.14
2015	1,711	13.68	-	16.19	22,224	1.55	1.29	-	2.59	(8.95)	-	(7.74)
2014	1,923	15.03	-	17.54	27,193	0.76	1.29	-	2.59	(0.65)	-	0.68

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Growth (Class II)
2018	126	36.73	-	39.14	5,197	—	1.29	-	2.59	4.52	-	5.91
2017	142	35.14	-	36.96	5,522	—	1.29	-	2.59	39.15	-	40.99
2016	167	25.25	-	26.21	4,617	—	1.29	-	2.59	(4.46)	-	(3.18)
2015	184	26.43	-	27.08	5,259	—	1.29	-	2.59	9.07	-	10.52
2014	223	24.23	-	24.50	5,760	—	1.29	-	2.59	3.34	-	4.72

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Mid Cap Growth (Class II)
2018	354	$21.18	-	34.28	$10,159	—%	1.29	-	2.59%	7.67	-	9.10%
2017	461	19.42	-	31.84	11,938	—	1.29	-	2.59	35.04	-	36.82
2016	592	14.19	-	23.58	11,119	—	1.29	-	2.59	(11.20)	-	(10.02)
2015	627	15.77	-	26.55	13,443	—	1.29	-	2.59	(8.43)	-	(7.20)
2014	802	17.00	-	28.99	18,322	—	1.29	-	2.59	(0.80)	-	0.53

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF U.S. Real Estate (Class II)
2018	594	26.39	-	32.47	19,935	2.42	1.29	-	2.59	(10.35)	-	(9.16)
2017	675	29.43	-	40.82	25,034	1.24	1.29	-	2.59	0.23	-	1.55
2016	753	29.36	-	40.19	27,602	1.06	1.29	-	2.59	3.80	-	5.18
2015	848	28.29	-	38.22	29,652	1.17	1.29	-	2.59	(0.72)	-	0.61
2014	1,013	28.50	-	37.99	35,316	1.25	1.29	-	2.59	26.08	-	27.76

Morgan Stanley Variable Investment Series - European Equity (sub-account liquidated on October 19, 2018)
2018	—	11.07	-	13.45	—	2.38	0.70	-	2.05	(11.45)	-	(10.48)
2017	627	12.50	-	15.02	23,207	2.95	0.70	-	2.05	20.50	-	22.14
2016	699	10.37	-	12.30	21,603	2.87	0.70	-	2.05	(4.52)	-	(3.22)
2015	819	10.86	-	12.71	26,029	5.39	0.70	-	2.05	(7.10)	-	(5.83)
2014	913	11.69	-	13.49	31,020	2.50	0.70	-	2.05	(10.98)	-	(9.77)

Morgan Stanley Variable Investment Series - Income Plus
2018	1,007	18.06	-	25.44	34,949	3.44	0.70	-	2.05	(5.97)	-	(4.69)
2017	1,192	19.21	-	26.69	43,810	3.57	0.70	-	2.05	4.49	-	5.91
2016	1,398	18.39	-	25.20	48,941	3.95	0.70	-	2.05	4.92	-	6.34
2015	1,581	17.52	-	23.70	52,438	3.98	0.70	-	2.05	(4.08)	-	(2.78)
2014	1,802	18.27	-	24.38	62,077	4.24	0.70	-	2.05	5.60	-	7.03

Morgan Stanley Variable Investment Series - Limited Duration (sub-account liquidated on October 19, 2018)
2018	—	9.58	-	12.25	—	1.61	0.70	-	1.85	(2.07)	-	(1.15)
2017	440	9.78	-	12.40	4,768	2.32	0.70	-	1.85	(0.61)	-	0.54
2016	500	9.84	-	12.33	5,416	1.56	0.70	-	1.85	3.17	-	4.36
2015	590	9.54	-	11.81	6,174	1.34	0.70	-	1.85	(1.99)	-	(0.85)
2014	680	9.73	-	11.92	7,236	1.80	0.70	-	1.85	(0.72)	-	0.42

Morgan Stanley Variable Investment Series - Multi Cap Growth
2018	1,644	27.53	-	31.51	190,227	—	0.70	-	2.05	10.96	-	12.48
2017	1,841	24.82	-	28.01	194,168	—	0.70	-	2.05	46.38	-	48.36
2016	2,091	16.95	-	18.88	151,787	—	0.70	-	2.05	(5.36)	-	(4.08)
2015	2,349	17.91	-	19.68	178,349	—	0.70	-	2.05	6.40	-	7.84
2014	2,661	16.84	-	18.25	189,913	—	0.70	-	2.05	3.56	-	4.97

Morgan Stanley Variable Investment Series (Class Y Shares) - European Equity (Class Y Shares) (sub-account liquidated on October 19, 2018)
2018	—	15.47	-	18.54	—	2.08	1.29	-	2.44	(11.94)	-	(11.11)
2017	489	17.56	-	20.86	6,217	2.69	1.29	-	2.44	19.68	-	21.08
2016	534	14.68	-	17.22	5,644	2.50	1.29	-	2.44	(5.12)	-	(4.00)
2015	589	15.47	-	17.94	6,523	4.85	1.29	-	2.44	(7.70)	-	(6.61)
2014	690	16.76	-	19.21	8,227	2.19	1.29	-	2.44	(11.58)	-	(10.54)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Investment Series (Class Y Shares) - Income Plus (Class Y Shares)
2018	2,190	$13.82	-	17.01	$37,937	3.18%	1.29	-	2.59%	(6.78)	-	(5.55)%
2017	2,568	14.83	-	18.01	47,317	3.25	1.29	-	2.59	3.72	-	5.09
2016	2,921	14.30	-	17.14	51,600	3.59	1.29	-	2.59	3.93	-	5.31
2015	3,326	13.76	-	16.27	55,839	3.72	1.29	-	2.59	(4.76)	-	(3.49)
2014	3,904	14.44	-	16.86	68,046	3.90	1.29	-	2.59	4.62	-	6.01

Morgan Stanley Variable Investment Series (Class Y Shares) - Limited Duration (Class Y Shares) (sub-account liquidated on October 19, 2018)
2018	—	7.55	-	9.26	—	1.31	1.29	-	2.59	(2.83)	-	(1.80)
2017	2,139	7.77	-	9.43	19,860	1.99	1.29	-	2.59	(1.63)	-	(0.33)
2016	2,316	7.90	-	9.46	21,692	1.23	1.29	-	2.59	2.09	-	3.45
2015	2,627	7.73	-	9.15	23,880	1.03	1.29	-	2.59	(2.90)	-	(1.60)
2014	2,974	7.97	-	9.30	27,560	1.50	1.29	-	2.59	(1.77)	-	(0.46)

Morgan Stanley Variable Investment Series (Class Y Shares) - Multi Cap Growth (Class Y Shares)
2018	1,571	42.56	-	52.37	48,920	—	1.29	-	2.59	10.07	-	11.53
2017	1,828	38.67	-	46.96	51,308	—	1.29	-	2.59	45.18	-	47.09
2016	2,151	26.64	-	31.92	41,402	—	1.29	-	2.59	(6.13)	-	(4.89)
2015	2,439	28.38	-	33.56	49,759	—	1.29	-	2.59	5.53	-	6.94
2014	2,784	26.89	-	31.39	53,613	—	1.29	-	2.59	2.71	-	4.08

Neuberger Berman Advisors Management Trust - AMT Large Cap Value
2018	1	22.43	-	22.43	24	1.20	1.59	-	1.59	(2.61)	-	(2.61)
2017	1	23.03	-	23.03	25	0.59	1.59	-	1.59	11.58	-	11.58
2016	1	20.64	-	20.64	22	0.78	1.59	-	1.59	25.36	-	25.36
2015	1	16.47	-	16.47	18	0.78	1.59	-	1.59	(13.20)	-	(13.20)
2014	1	18.97	-	18.97	21	0.68	1.59	-	1.59	8.12	-	8.12

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation
2018	141	14.74	-	19.85	2,589	0.32	1.15	-	1.85	(7.48)	-	(6.81)
2017	148	15.93	-	21.30	2,922	0.24	1.15	-	1.85	24.50	-	25.39
2016	159	12.80	-	16.99	2,503	0.40	1.15	-	1.85	(4.01)	-	(3.32)
2015	186	13.33	-	17.57	3,040	0.09	1.15	-	1.85	1.63	-	2.36
2014	207	13.12	-	17.17	3,322	0.43	1.15	-	1.85	13.27	-	14.09

Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced
2018	57	14.35	-	15.24	844	1.96	1.15	-	1.80	(7.03)	-	(6.41)
2017	62	15.43	-	16.29	983	1.95	1.15	-	1.80	7.30	-	8.01
2016	72	14.38	-	15.08	1,070	2.44	1.15	-	1.80	3.37	-	4.06
2015	93	13.92	-	14.49	1,321	2.27	1.15	-	1.80	(0.98)	-	(0.32)
2014	104	14.05	-	14.54	1,479	2.05	1.15	-	1.80	6.25	-	6.96

Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth
2018	43	17.30	-	21.79	520	—	1.15	-	1.80	(7.78)	-	(7.16)
2017	48	18.64	-	23.63	647	0.03	1.15	-	1.80	26.49	-	27.32
2016	52	14.64	-	18.68	554	—	1.15	-	1.80	0.50	-	1.17
2015	58	14.07	-	14.47	617	—	1.15	-	1.85	4.63	-	5.39
2014	62	13.45	-	13.73	627	—	1.15	-	1.85	3.83	-	4.57

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds - Oppenheimer Global
2018	66	$22.23	-	32.05	$2,034	0.98%	1.15	-	1.85%	(14.79)	-	(14.18)%
2017	68	26.09	-	37.34	2,453	0.94	1.15	-	1.85	34.15	-	35.11
2016	73	19.45	-	27.64	1,951	1.04	1.15	-	1.85	(1.76)	-	(1.06)
2015	90	19.80	-	27.93	2,412	1.34	1.15	-	1.85	2.02	-	2.76
2014	97	19.41	-	27.19	2,528	1.15	1.15	-	1.85	0.40	-	1.12

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income
2018	77	18.10	-	21.39	1,104	4.98	1.15	-	1.85	(6.17)	-	(5.50)
2017	98	19.29	-	22.64	1,388	2.31	1.15	-	1.85	4.32	-	5.06
2016	102	18.49	-	21.55	1,398	5.01	1.15	-	1.85	4.57	-	5.32
2015	111	17.68	-	20.46	1,462	5.47	1.15	-	1.85	(4.07)	-	(3.38)
2014	130	18.43	-	21.17	1,847	4.18	1.15	-	1.85	0.94	-	1.66

Oppenheimer Variable Account Funds - Oppenheimer Main Street
2018	56	18.51	-	19.76	1,045	1.15	1.15	-	1.85	(9.59)	-	(8.95)
2017	64	20.48	-	21.70	1,320	1.26	1.15	-	1.85	14.76	-	15.58
2016	74	17.84	-	18.77	1,315	1.14	1.15	-	1.85	9.56	-	10.34
2015	89	16.29	-	17.01	1,449	0.96	1.15	-	1.85	1.42	-	2.15
2014	102	16.06	-	16.66	1,625	0.82	1.15	-	1.85	8.66	-	9.44

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap
2018	28	37.13	-	40.13	1,091	0.30	1.25	-	1.65	(11.80)	-	(11.44)
2017	30	42.10	-	45.32	1,336	0.88	1.25	-	1.65	12.29	-	12.74
2016	30	37.49	-	40.19	1,183	0.46	1.25	-	1.65	16.13	-	16.59
2015	30	32.28	-	34.47	1,014	0.89	1.25	-	1.65	(7.44)	-	(7.07)
2014	35	34.88	-	37.10	1,284	0.91	1.25	-	1.65	10.10	-	10.54

Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond
2018	35	12.38	-	12.87	440	3.43	1.25	-	1.45	(2.45)	-	(2.26)
2017	38	12.69	-	13.16	497	2.42	1.25	-	1.45	3.08	-	3.29
2016	38	12.31	-	12.74	484	3.63	1.25	-	1.45	1.79	-	1.99
2015	45	12.09	-	12.50	556	3.76	1.25	-	1.45	(0.49)	-	(0.29)
2014	55	12.15	-	12.53	688	5.75	1.25	-	1.45	5.72	-	5.93

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Capital Appreciation (SS)
2018	586	19.06	-	23.83	13,260	—	1.29	-	2.69	(8.48)	-	(7.17)
2017	673	20.82	-	25.67	16,465	0.01	1.29	-	2.69	23.13	-	24.88
2016	830	16.91	-	20.56	16,332	0.11	1.29	-	2.69	(5.05)	-	(3.68)
2015	956	17.81	-	21.34	19,608	—	1.29	-	2.69	0.49	-	1.94
2014	1,215	17.72	-	20.94	24,513	0.18	1.29	-	2.69	12.03	-	13.64

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Conservative Balanced (SS)
2018	329	13.28	-	16.30	5,061	1.73	1.29	-	2.54	(7.93)	-	(6.76)
2017	394	14.42	-	17.48	6,524	1.70	1.29	-	2.54	6.20	-	7.55
2016	443	13.58	-	16.26	6,846	2.19	1.29	-	2.54	2.30	-	3.61
2015	491	13.27	-	15.69	7,353	2.03	1.29	-	2.54	(1.99)	-	(0.73)
2014	610	13.54	-	15.80	9,239	1.89	1.29	-	2.54	5.27	-	6.62

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Discovery Mid Cap Growth (SS)
2018	171	$22.96	-	27.96	$4,497	—%	1.29	-	2.49%	(8.64)	-	(7.52)%
2017	210	25.14	-	30.24	5,985	—	1.29	-	2.49	25.28	-	26.80
2016	257	20.06	-	23.85	5,813	—	1.29	-	2.49	(0.46)	-	0.77
2015	291	20.15	-	23.66	6,562	—	1.29	-	2.49	3.70	-	4.98
2014	333	19.44	-	22.54	7,200	—	1.29	-	2.49	2.90	-	4.16

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global (SS)
2018	186	27.33	-	33.55	5,933	0.75	1.29	-	2.54	(15.59)	-	(14.52)
2017	213	32.37	-	39.25	7,957	0.73	1.29	-	2.54	32.89	-	34.57
2016	268	24.36	-	29.17	7,471	0.72	1.29	-	2.54	(2.69)	-	(1.44)
2015	307	25.03	-	29.59	8,730	1.08	1.29	-	2.54	1.04	-	2.33
2014	391	24.78	-	28.92	10,928	0.91	1.29	-	2.54	(0.54)	-	0.74

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global Strategic Income (SS)
2018	1,573	15.15	-	18.60	27,811	4.47	1.29	-	2.54	(6.96)	-	(5.78)
2017	1,806	16.28	-	19.74	33,978	1.98	1.29	-	2.54	3.36	-	4.67
2016	2,064	15.75	-	18.86	37,237	4.59	1.29	-	2.54	3.57	-	4.90
2015	2,413	15.21	-	17.98	41,666	5.56	1.29	-	2.54	(4.97)	-	(3.75)
2014	2,933	16.00	-	18.68	52,817	3.92	1.29	-	2.54	(0.11)	-	1.17

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street (SS)
2018	867	21.65	-	27.25	22,301	0.91	1.29	-	2.69	(10.57)	-	(9.29)
2017	1,040	24.20	-	30.04	29,569	1.05	1.29	-	2.69	13.52	-	15.14
2016	1,228	21.32	-	26.09	30,471	0.83	1.29	-	2.69	8.31	-	9.87
2015	1,461	19.68	-	23.75	33,157	0.66	1.29	-	2.69	0.33	-	1.78
2014	1,784	19.62	-	23.33	40,001	0.58	1.29	-	2.69	7.43	-	8.98

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street Small Cap (SS)
2018	269	31.01	-	38.08	9,698	0.06	1.29	-	2.54	(12.81)	-	(11.70)
2017	328	35.57	-	43.12	13,446	0.66	1.29	-	2.54	11.04	-	12.45
2016	377	32.03	-	38.35	13,788	0.24	1.29	-	2.54	14.69	-	16.16
2015	450	27.93	-	33.01	14,217	0.64	1.29	-	2.54	(8.48)	-	(7.31)
2014	523	30.52	-	35.61	17,926	0.62	1.29	-	2.54	8.82	-	10.21

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Total Return Bond (SS)
2018	1,070	8.17	-	9.44	9,765	3.07	1.29	-	2.29	(3.57)	-	(2.59)
2017	1,311	8.30	-	9.69	12,291	2.19	1.29	-	2.44	1.85	-	3.04
2016	1,505	8.15	-	9.40	13,725	3.45	1.29	-	2.44	0.54	-	1.73
2015	1,805	8.06	-	9.25	16,235	4.02	1.29	-	2.49	(1.80)	-	(0.60)
2014	2,420	8.20	-	9.30	21,909	5.03	1.29	-	2.49	4.26	-	5.55

PIMCO Variable Insurance Trust - PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
2018	91	4.31	-	5.00	434	1.98	1.29	-	2.44	(16.29)	-	(15.31)
2017	106	5.15	-	5.90	599	12.05	1.29	-	2.44	(0.42)	-	0.74
2016	168	5.17	-	5.86	944	0.97	1.29	-	2.44	12.08	-	13.39
2015	204	4.61	-	5.16	1,013	4.72	1.29	-	2.44	(27.48)	-	(26.62)
2014	236	6.36	-	7.04	1,606	0.26	1.29	-	2.44	(20.61)	-	(19.67)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO Variable Insurance Trust - PIMCO VIT Emerging Markets Bond (Advisor Shares)
2018	31	$14.22	-	16.49	$487	4.02%	1.29	-	2.44%	(7.15)	-	(6.06)%
2017	32	15.31	-	17.56	541	4.86	1.29	-	2.44	7.11	-	8.35
2016	41	14.30	-	16.20	639	5.06	1.29	-	2.44	10.44	-	11.74
2015	52	12.95	-	14.50	725	5.52	1.29	-	2.44	(4.72)	-	(3.60)
2014	67	13.59	-	15.04	969	5.36	1.29	-	2.44	(1.07)	-	0.10

PIMCO Variable Insurance Trust - PIMCO VIT International Bond (US Dollar-Hedged)
2018	<1	18.38	-	18.38	<1	1.31	1.50	-	1.50	0.58	-	0.58
2017	< 1	18.27	-	18.27	1	4.84	1.50	-	1.50	1.23	-	1.23
2016	< 1	18.05	-	18.05	1	1.12	1.50	-	1.50	4.88	-	4.88
2015	< 1	17.21	-	17.21	1	2.75	1.50	-	1.50	(1.21)	-	(1.21)
2014	< 1	17.42	-	17.42	1	1.61	1.50	-	1.50	9.49	-	9.49

PIMCO Variable Insurance Trust - PIMCO VIT Real Return (Advisor Shares)
2018	246	11.49	-	13.32	3,123	2.37	1.29	-	2.44	(4.69)	-	(3.57)
2017	278	12.05	-	13.82	3,672	2.51	1.29	-	2.44	1.04	-	2.22
2016	138	12.19	-	13.52	1,796	2.17	1.29	-	2.24	2.74	-	3.74
2015	162	11.63	-	13.03	2,045	3.54	1.29	-	2.44	(5.17)	-	(4.06)
2014	215	12.27	-	13.58	2,818	1.32	1.29	-	2.44	0.48	-	1.66

PIMCO Variable Insurance Trust - PIMCO VIT Total Return
2018	<1	17.33	-	17.33	2	2.55	1.50	-	1.50	(2.03)	-	(2.03)
2017	< 1	17.69	-	17.69	2	1.99	1.50	-	1.50	3.35	-	3.35
2016	< 1	17.12	-	17.12	2	2.05	1.50	-	1.50	1.14	-	1.14
2015	< 1	16.92	-	16.92	2	5.15	1.50	-	1.50	(1.06)	-	(1.06)
2014	< 1	17.10	-	17.10	2	2.22	1.50	-	1.50	2.71	-	2.71

PIMCO Variable Insurance Trust - PIMCO VIT Total Return (Advisor Shares)
2018	488	12.97	-	15.34	7,147	2.43	1.29	-	2.59	(3.20)	-	(1.92)
2017	571	13.40	-	15.64	8,553	1.90	1.29	-	2.59	2.12	-	3.46
2016	689	13.13	-	15.12	10,037	2.02	1.29	-	2.59	(0.07)	-	1.26
2015	773	13.14	-	14.93	11,146	4.68	1.29	-	2.59	(2.25)	-	(0.95)
2014	907	13.44	-	15.08	13,235	2.00	1.29	-	2.59	1.48	-	2.83

Profunds VP - ProFund VP Large-Cap Value
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2017	—	14.27	-	14.27	—	—	2.10	-	2.10	11.10	-	11.10
2016	5	12.84	-	12.84	60	—	2.10	-	2.10	7.78	-	7.78
2015	—	11.91	-	11.91	—	—	2.10	-	2.10	(2.13)	-	(2.13)
2014	26	12.17	-	12.17	316	< 0.01	2.10	-	2.10	N/A	-	N/A

Putnam Variable Trust - VT Diversified Income
2018	757	17.00	-	22.12	14,509	4.23	0.80	-	2.15	(3.12)	-	(1.78)
2017	859	17.54	-	22.52	16,866	5.61	0.80	-	2.15	4.83	-	6.27
2016	944	16.74	-	21.19	17,555	7.14	0.80	-	2.15	3.16	-	4.58
2015	1,087	16.22	-	20.27	19,462	9.80	0.80	-	2.15	(4.44)	-	(3.12)
2014	1,300	16.98	-	20.92	24,138	8.22	0.80	-	2.15	(1.81)	-	(0.46)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Equity Income
2018	5,173	$10.22	-	22.59	$137,308	0.71%	0.70	-	2.69%	(10.95)	-	(9.13)%
2017	5,922	11.24	-	25.37	174,275	0.88	0.70	-	2.69	12.45	-	15.60
2016	2,238	14.42	-	31.11	59,352	1.85	0.80	-	2.59	10.71	-	12.74
2015	2,518	13.03	-	27.60	59,579	1.69	0.80	-	2.59	(5.55)	-	(3.82)
2014	2,931	13.79	-	28.69	72,658	1.80	0.80	-	2.59	9.74	-	11.76

Putnam Variable Trust - VT George Putnam Balanced
2018	2,248	15.01	-	18.64	37,341	0.71	0.80	-	2.69	(5.74)	-	(3.92)
2017	2,548	15.93	-	19.40	44,416	1.60	0.80	-	2.69	12.02	-	14.17
2016	2,836	14.22	-	16.99	43,742	1.73	0.80	-	2.69	5.11	-	7.15
2015	3,058	13.53	-	15.86	44,504	1.79	0.80	-	2.69	(3.79)	-	(1.92)
2014	3,564	14.06	-	16.17	53,213	1.58	0.80	-	2.69	7.70	-	9.79

Putnam Variable Trust - VT Global Asset Allocation
2018	755	20.23	-	20.32	14,792	1.92	0.80	-	2.44	(9.52)	-	(8.00)
2017	948	21.99	-	22.46	20,209	1.45	0.80	-	2.44	12.54	-	14.42
2016	1,033	19.22	-	19.96	19,441	1.91	0.80	-	2.44	4.12	-	5.86
2015	1,162	18.15	-	19.17	20,856	2.23	0.80	-	2.44	(2.27)	-	(0.63)
2014	1,274	18.27	-	19.62	23,323	2.39	0.80	-	2.44	6.75	-	8.55

Putnam Variable Trust - VT Global Equity
2018	907	7.88	-	12.76	10,890	0.32	0.80	-	2.15	(14.33)	-	(13.14)
2017	1,013	9.20	-	14.69	14,073	1.39	0.80	-	2.15	25.63	-	27.35
2016	1,126	7.32	-	11.53	12,373	1.05	0.80	-	2.15	(1.09)	-	0.27
2015	1,233	7.40	-	11.50	13,641	1.02	0.80	-	2.15	(3.82)	-	(2.49)
2014	1,408	7.69	-	11.80	16,093	0.39	0.80	-	2.15	(0.71)	-	0.66

Putnam Variable Trust - VT Global Health Care
2018	704	24.40	-	30.46	18,552	0.99	0.80	-	2.49	(3.07)	-	(1.39)
2017	795	25.17	-	30.89	21,379	0.57	0.80	-	2.49	12.45	-	14.38
2016	923	22.39	-	27.01	21,889	—	0.80	-	2.49	(13.55)	-	(12.06)
2015	1,085	25.90	-	30.71	29,429	—	0.80	-	2.49	5.10	-	6.92
2014	1,209	24.64	-	28.72	30,932	0.25	0.80	-	2.49	24.47	-	26.62

Putnam Variable Trust - VT Global Utilities
2018	436	15.78	-	21.87	6,660	2.49	0.80	-	2.29	(2.75)	-	(1.27)
2017	490	15.99	-	22.49	7,654	2.97	0.80	-	2.29	19.39	-	21.19
2016	570	13.19	-	18.83	7,446	1.49	0.80	-	2.29	(0.35)	-	1.16
2015	651	13.04	-	18.90	8,454	2.17	0.80	-	2.29	(11.98)	-	(10.64)
2014	733	14.59	-	21.47	10,759	2.95	0.80	-	2.29	11.96	-	13.66

Putnam Variable Trust - VT Government Money Market
2018	3,490	7.83	-	11.38	32,508	1.17	0.80	-	2.54	(1.39)	-	0.37
2017	3,714	7.94	-	11.34	34,746	0.24	0.80	-	2.54	(2.28)	-	(0.56)
2016	4,095	8.13	-	11.40	38,866	0.01	0.80	-	2.54	(2.52)	-	(0.79)
2015	4,647	8.34	-	11.49	44,960	0.01	0.80	-	2.54	(2.53)	-	(0.79)
2014	5,642	8.55	-	11.58	55,405	0.01	0.80	-	2.54	(2.53)	-	(0.79)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Growth Opportunities
2018	7,652	$11.97	-	12.75	$86,741	—%	0.80	-	2.69%	(0.37)	-	1.56%
2017	8,722	11.79	-	12.79	98,132	0.11	0.80	-	2.69	27.41	-	29.86
2016	10,017	9.08	-	10.04	87,441	0.09	0.80	-	2.69	0.42	-	0.64
2015	1,179	6.90	-	8.59	9,212	0.34	0.80	-	2.15	(1.15)	-	0.22
2014	1,306	6.98	-	8.57	10,237	0.22	0.80	-	2.15	11.47	-	13.00

Putnam Variable Trust - VT High Yield
2018	813	21.42	-	25.26	18,794	5.90	0.80	-	2.54	(6.50)	-	(4.84)
2017	936	22.91	-	26.54	22,872	5.96	0.80	-	2.54	4.28	-	6.13
2016	1,074	21.97	-	25.01	24,946	6.59	0.80	-	2.54	12.62	-	14.63
2015	1,269	19.50	-	21.82	26,052	7.41	0.80	-	2.54	(7.76)	-	(6.11)
2014	1,512	21.14	-	23.24	33,289	6.36	0.80	-	2.54	(1.02)	-	0.75

Putnam Variable Trust - VT Income
2018	2,450	13.61	-	21.50	42,592	3.10	0.80	-	2.54	(2.34)	-	(0.61)
2017	2,820	13.94	-	21.63	49,556	4.41	0.80	-	2.54	2.93	-	4.75
2016	3,102	13.54	-	20.65	52,371	4.51	0.80	-	2.54	(0.58)	-	1.19
2015	3,573	13.62	-	20.41	60,044	4.98	0.80	-	2.54	(3.96)	-	(2.25)
2014	4,214	14.18	-	20.88	72,738	6.30	0.80	-	2.54	3.75	-	5.60

Putnam Variable Trust - VT International Equity
2018	3,400	11.72	-	14.23	43,311	1.41	0.70	-	2.59	(21.21)	-	(19.68)
2017	3,712	14.59	-	18.06	59,362	2.29	0.70	-	2.59	23.33	-	25.70
2016	4,241	11.61	-	14.65	54,621	3.33	0.70	-	2.59	(4.97)	-	(3.13)
2015	4,743	11.98	-	15.41	63,686	1.25	0.70	-	2.59	(2.45)	-	(0.56)
2014	5,419	12.05	-	15.80	74,215	0.98	0.70	-	2.59	(9.19)	-	(7.43)

Putnam Variable Trust - VT International Growth
2018	603	7.44	-	12.70	7,361	—	0.80	-	2.15	(20.40)	-	(19.29)
2017	696	9.35	-	15.74	10,443	1.06	0.80	-	2.15	32.15	-	33.96
2016	784	7.08	-	11.75	8,837	0.93	0.80	-	2.15	(8.72)	-	(7.46)
2015	874	7.75	-	12.69	10,672	—	0.80	-	2.15	(1.06)	-	(0.31)
2014	968	7.83	-	12.65	11,716	0.06	0.80	-	2.15	(8.16)	-	(6.90)

Putnam Variable Trust - VT International Value
2018	608	10.30	-	14.03	7,775	2.08	0.80	-	2.15	(19.39)	-	(18.28)
2017	687	12.78	-	17.17	10,813	1.54	0.80	-	2.15	22.03	-	23.70
2016	781	10.47	-	13.88	10,002	2.33	0.80	-	2.15	(1.06)	-	0.30
2015	850	10.58	-	13.84	10,932	1.40	0.80	-	2.15	(4.11)	-	(2.78)
2014	968	11.04	-	14.23	12,894	1.41	0.80	-	2.15	(11.43)	-	(10.21)

Putnam Variable Trust - VT Mortgage Securities
2018	616	14.77	-	19.19	9,647	2.86	0.80	-	2.10	(2.99)	-	(1.70)
2017	712	14.90	-	19.53	11,499	2.39	0.80	-	2.15	(0.22)	-	1.15
2016	819	14.94	-	19.31	13,240	1.92	0.80	-	2.15	(1.94)	-	(0.60)
2015	925	15.23	-	19.42	15,280	2.16	0.80	-	2.15	(2.79)	-	(1.45)
2014	1,068	15.67	-	19.71	18,157	4.06	0.80	-	2.15	2.07	-	3.48

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Multi-Cap Core
2018	2,485	$15.77	-	22.29	$38,964	1.12%	0.80	-	2.44%	(9.89)	-	(8.38)%
2017	2,805	17.21	-	24.73	48,313	1.09	0.80	-	2.44	19.88	-	21.88
2016	3,121	14.12	-	20.63	44,326	1.29	0.80	-	2.44	9.33	-	11.16
2015	3,593	12.70	-	18.87	46,073	1.21	0.80	-	2.44	(4.56)	-	(2.96)
2014	4,135	13.09	-	19.77	55,192	1.19	0.80	-	2.44	11.13	-	13.00

Putnam Variable Trust - VT Research
2018	947	20.05	-	25.07	17,871	—	0.80	-	2.29	(6.89)	-	(5.48)
2017	1,106	21.21	-	26.92	22,203	0.65	0.80	-	2.29	20.54	-	22.36
2016	1,267	17.34	-	22.33	21,006	1.52	0.80	-	2.29	7.57	-	9.20
2015	1,435	15.88	-	20.76	21,898	1.31	0.80	-	2.29	(3.80)	-	(2.33)
2014	1,619	16.26	-	21.45	25,532	0.81	0.80	-	2.34	12.17	-	13.94

Putnam Variable Trust - VT Small Cap Growth
2018	103	24.30	-	29.17	2,727	—	0.80	-	1.95	(15.53)	-	(14.53)
2017	112	28.77	-	34.13	3,480	0.50	0.80	-	1.95	5.84	-	7.07
2016	117	27.18	-	31.87	3,434	0.71	0.80	-	1.95	13.27	-	14.60
2015	129	23.99	-	27.81	3,317	0.33	0.80	-	1.95	(9.41)	-	(8.35)
2014	147	26.33	-	30.35	4,142	0.20	0.80	-	2.00	4.91	-	6.19

Putnam Variable Trust - VT Small Cap Value
2018	903	18.37	-	23.26	24,086	0.41	0.70	-	2.30	(21.76)	-	(20.49)
2017	995	23.47	-	29.25	33,692	0.70	0.70	-	2.30	5.43	-	7.12
2016	1,109	22.27	-	27.31	35,692	1.10	0.70	-	2.30	24.60	-	26.61
2015	1,229	17.87	-	21.57	31,397	0.88	0.70	-	2.30	(6.42)	-	(4.91)
2014	1,442	19.10	-	22.68	39,246	0.49	0.70	-	2.30	1.08	-	2.71

Putnam Variable Trust - VT Sustainable Future
2018	164	27.82	-	33.66	5,023	0.57	0.80	-	2.00	(6.85)	-	(5.71)
2017	184	29.86	-	35.69	6,028	0.82	0.80	-	2.00	8.51	-	9.83
2016	209	27.52	-	32.50	6,248	0.67	0.80	-	2.00	10.74	-	12.09
2015	211	24.85	-	28.99	5,668	0.92	0.80	-	2.00	(6.24)	-	(5.09)
2014	257	26.51	-	30.55	7,328	0.72	0.80	-	2.00	8.54	-	9.87

Putnam Variable Trust - VT Sustainable Leaders
2018	3,769	17.35	-	28.09	63,087	—	0.80	-	2.69	(4.17)	-	(2.32)
2017	4,265	17.76	-	29.31	73,615	0.64	0.80	-	2.69	25.78	-	28.19
2016	4,863	13.86	-	23.30	65,714	0.68	0.80	-	2.69	4.90	-	6.93
2015	5,488	12.96	-	22.22	69,882	0.51	0.80	-	2.69	(2.97)	-	(1.09)
2014	6,238	13.10	-	22.90	80,850	0.32	0.80	-	2.69	10.44	-	12.58

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
2018	<1	18.07	-	18.89	10	2.04	1.15	-	1.37	(5.71)	-	(5.50)
2017	1	19.16	-	19.98	26	1.14	1.15	-	1.37	13.77	-	14.02
2016	1	16.84	-	17.53	23	1.23	1.15	-	1.37	8.88	-	9.11
2015	1	15.47	-	16.06	21	1.04	1.15	-	1.37	(4.51)	-	(4.30)
2014	1	16.20	-	16.79	22	1.03	1.15	-	1.37	11.91	-	12.16

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholder of
Allstate Life Insurance Company
Northbrook, Illinois 60062
Opinion on the Financial Statements
We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the “Company”), an affiliate of The Allstate Corporation, as of December 31, 2018 and 2017, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder’s Equity, and Cash Flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index at Item 15 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.
Change in Adopted Accounting Principle
As discussed in Note 2 to the financial statements, the Company changed its presentation and method of accounting for the recognition and measurement of financial assets and financial liabilities on January 1, 2018, due to the adoption of FASB Accounting Standards Update No. 2016-01, Financial Instruments - Overall (Subtopic 825-10).
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
February 22, 2019

We have served as the Company's auditor since 2001.

1

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ in millions)	Year Ended December 31,
	2018	2017	2016
Revenues
Premiums (net of reinsurance ceded of $138, $149 and $158)	$704	$690	$592
Contract charges (net of reinsurance ceded of $188, $191 and $189)	695	703	717
Other revenue	38	40	45
Net investment income	1,585	1,777	1,659
Realized capital gains and losses:
Total other-than-temporary impairment (“OTTI”) losses	(7)	(46)	(120)
OTTI losses reclassified (from) to other comprehensive income	(2)	1	7
Net OTTI losses recognized in earnings	(9)	(45)	(113)
Sales and valuation changes on equity investments and derivatives	(166)	94	36
Total realized capital gains and losses	(175)	49	(77)
Total revenues	2,847	3,259	2,936

Costs and expenses
Contract benefits (net of reinsurance ceded of $249, $208 and $224)	1,446	1,430	1,387
Interest credited to contractholder funds (net of reinsurance ceded of $44, $46 and $46)	601	639	677
Amortization of deferred policy acquisition costs	146	152	134
Operating costs and expenses	271	321	264
Restructuring and related charges	2	2	1
Interest expense	5	4	15
Total costs and expenses	2,471	2,548	2,478

Gain on disposition of operations	6	7	5

Income from operations before income tax expense	382	718	463

Income tax expense (benefit)	17	(278)	144

Net income	365	996	319

Other comprehensive (loss) income, after-tax
Change in unrealized net capital gains and losses	(354)	5	153
Change in unrealized foreign currency translation adjustments	—	11	4
Other comprehensive (loss) income, after-tax	(354)	16	157

Comprehensive income	$11	$1,012	$476

See notes to consolidated financial statements.

2

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

($ in millions, except par value data)	December 31,
	2018	2017
Assets
Investments
Fixed income securities, at fair value (amortized cost $21,057 and $22,004)	$21,400	$23,261
Mortgage loans	3,995	3,876
Equity securities, at fair value (cost $1,197 and $1,306)	1,325	1,614
Limited partnership interests	3,292	3,147
Short-term, at fair value (amortized cost $810 and $725)	810	725
Policy loans	561	561
Other	1,300	1,254
Total investments	32,683	34,438
Cash	52	145
Deferred policy acquisition costs	1,232	1,156
Reinsurance recoverable from non-affiliates	2,185	2,243
Reinsurance recoverable from affiliates	420	437
Accrued investment income	253	263
Other assets	534	501
Separate Accounts	2,783	3,422
Total assets	$40,142	$42,605
Liabilities
Contractholder funds	$17,470	$18,592
Reserve for life-contingent contract benefits	11,239	11,625
Unearned premiums	4	4
Payable to affiliates, net	50	55
Other liabilities and accrued expenses	1,101	1,076
Deferred income taxes	663	836
Notes due to related parties	140	140
Separate Accounts	2,783	3,422
Total liabilities	33,450	35,750
Commitments and Contingent Liabilities (Notes 7 and 11)
Shareholder’s Equity
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued	—	—
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued	—	—
Common stock, $227 par value, 23,800 shares authorized and outstanding	5	5
Additional capital paid-in	2,024	2,024
Retained income	4,410	3,981
Accumulated other comprehensive income:
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	45	47
Other unrealized net capital gains and losses	225	1,186
Unrealized adjustment to DAC, DSI and insurance reserves	(27)	(398)
Total unrealized net capital gains and losses	243	835
Unrealized foreign currency translation adjustments	10	10
Total accumulated other comprehensive income (“AOCI”)	253	845
Total shareholder’s equity	6,692	6,855
Total liabilities and shareholder’s equity	$40,142	$42,605

See notes to consolidated financial statements.

3

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

($ in millions)	Year Ended December 31,
	2018	2017	2016

Common stock	$5	$5	$5

Additional capital paid-in
Balance, beginning of year	2,024	1,990	1,990
Gain on reinsurance with an affiliate	—	34	—
Balance, end of year	2,024	2,024	1,990

Retained income
Balance, beginning of year	3,981	3,736	3,417
Cumulative effect of change in accounting principle	314	—	—
Net income	365	996	319
Dividends	(250)	(600)	—
Reclassification of tax effects due to change in accounting principle	—	(151)	—
Balance, end of year	4,410	3,981	3,736

Accumulated other comprehensive income
Balance, beginning of year	845	678	521
Cumulative effect of change in accounting principle	(238)	—	—
Change in unrealized net capital gains and losses	(354)	5	153
Change in unrealized foreign currency translation adjustments	—	11	4
Reclassification of tax effects due to change in accounting principle	—	151	—
Balance, end of year	253	845	678

Total shareholder’s equity	$6,692	$6,855	$6,409

See notes to consolidated financial statements.

4

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF CASH FLOWS

($ in millions)	Year Ended December 31,
	2018	2017	2016
Cash flows from operating activities
Net income	$365	$996	$319
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(58)	(64)	(64)
Realized capital gains and losses	175	(49)	77
Gain on disposition of operations	(6)	(7)	(5)
Interest credited to contractholder funds	601	639	677
Changes in:
Policy benefits and other insurance reserves	(612)	(529)	(611)
Deferred policy acquisition costs	67	31	54
Reinsurance recoverables, net	51	56	30
Income taxes	(64)	(308)	135
Other operating assets and liabilities	136	(159)	(117)
Net cash provided by operating activities	655	606	495
Cash flows from investing activities
Proceeds from sales
Fixed income securities	4,858	3,916	5,999
Equity securities	1,257	1,536	1,298
Limited partnership interests	367	539	371
Other investments	39	45	44
Investment collections
Fixed income securities	1,448	1,733	2,085
Mortgage loans	434	566	363
Other investments	168	208	169
Investment purchases
Fixed income securities	(5,444)	(4,698)	(7,072)
Equity securities	(1,086)	(1,385)	(1,234)
Limited partnership interests	(551)	(631)	(677)
Mortgage loans	(552)	(503)	(517)
Other investments	(270)	(238)	(211)
Change in short-term investments, net	(3)	(12)	(19)
Change in policy loans and other investments, net	(69)	(37)	(26)
Net cash provided by investing activities	596	1,039	573
Cash flows from financing activities
Contractholder fund deposits	771	808	854
Contractholder fund withdrawals	(1,893)	(1,823)	(2,028)
Proceeds from issuance of notes to related parties	—	—	140
Dividends paid	(250)	(600)	—
Other	28	(23)	—
Net cash used in financing activities	(1,344)	(1,638)	(1,034)
Net (decrease) increase in cash	(93)	7	34
Cash at beginning of year	145	138	104
Cash at end of year	$52	$145	$138
See notes to consolidated financial statements.

5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. General
Basis of presentation
The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company (“ALIC”) and its wholly owned subsidiaries (collectively referred to as the “Company”). ALIC is wholly owned by Allstate Insurance Company (“AIC”), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (“Tax Legislation”) became effective, permanently reducing the U.S. corporate income tax rate from 35% to 21% beginning January 1, 2018. As a result, the corporate tax rate is not comparable between periods.
Nature of operations
The Company offers traditional and interest-sensitive life insurance products. The Company also offers variable life insurance in New York, while previously selling variable life insurance nationwide through September 2017. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists. The Company also offers voluntary accident and health insurance through workplace enrolling independent agents in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities. The Company also previously offered variable annuities and substantially all of this business is reinsured.
The following table summarizes premiums and contract charges by product.

($ in millions)	2018	2017	2016
Premiums
Traditional life insurance	$582	$579	$502
Accident and health insurance	122	111	90
Total premiums	704	690	592

Contract charges
Interest-sensitive life insurance	680	689	703
Fixed annuities	15	14	14
Total contract charges	695	703	717
Total premiums and contract charges	$1,399	$1,393	$1,309
The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia and Puerto Rico. For 2018, the top geographic locations for direct statutory premiums and annuity considerations were New York, California, Texas, Florida and Illinois. No other jurisdiction accounted for more than 5% of direct statutory premiums and annuity considerations.
2. Summary of Significant Accounting Policies
Investments
Fixed income securities include bonds, asset-backed securities (“ABS”), residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available-for-sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes and related deferred policy acquisition costs (“DAC”), deferred sales inducement costs (“DSI”) and reserves for life-contingent contract benefits, is reflected as a component of AOCI. Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.
Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

6

Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Certain exchange traded and mutual funds have fixed income securities as their underlying investments. Equity securities are carried at fair value. Equity securities without readily determinable or estimable fair values are measured using the measurement alternative, which is cost less impairment, if any, and adjustments resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer. The periodic change in fair value of equity securities is recognized within realized capital gains and losses on the Consolidated Statements of Operations and Comprehensive Income effective January 1, 2018.
Investments in limited partnership interests are primarily accounted for in accordance with the equity method of accounting (“EMA”) and include interests in private equity funds, real estate funds and other funds. Investments in limited partnership interests purchased prior to January 1, 2018 where the Company’s interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for at fair value primarily utilizing the net asset value (“NAV”) as a practical expedient to determine fair value.
Short-term investments, including money market funds, commercial paper, U.S. Treasury bills and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, agent loans, real estate and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Real estate is carried at cost less accumulated depreciation. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Derivatives are carried at fair value.
Investment income primarily consists of interest, dividends, income from limited partnership interests, rental income from real estate, and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from limited partnership interests carried at fair value is recognized based upon the changes in fair value of the investee’s equity primarily determined using NAV. Income from EMA limited partnership interests is recognized based on the Company’s share of the partnerships’ earnings. Income from EMA limited partnership interests is generally recognized on a three month delay due to the availability of the related financial statements from investees.
Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, valuation changes of equity investments, including equity securities and certain limited partnerships where the underlying assets are predominately public equity securities, and periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness. Realized capital gains and losses on investment sales are determined on a specific identification basis.
Derivative and embedded derivative financial instruments
Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards, total return swaps and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments (“subject to bifurcation”) are embedded in equity-indexed life and annuity contracts and reinsured variable annuity contracts.
All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy.

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The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.
Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the related swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of a designated hedged liability is adjusted for the change in fair value of the hedged risk.
Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in AOCI. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in AOCI for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from AOCI to income. If the Company expects at any time that the loss reported in AOCI would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in AOCI is reclassified and reported together with the impairment loss or recognition of the obligation.
Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof previously recognized in income while the hedge was in place and used to adjust the amortized cost of hedged fixed income securities, carrying value of hedged mortgage loans or carrying value of a hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.
When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from AOCI to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from AOCI to realized capital gains and losses in the period that hedge accounting is no longer applied.
Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.
Securities loaned
The Company’s business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.
The Company receives cash collateral for securities loaned in an amount generally equal to 102% and 105% of the fair value of domestic and foreign securities, respectively, and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under

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the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.
Recognition of premium revenues and contract charges, and related benefits and interest credited
Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period and therefore are primarily classified as long-duration contracts. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized over the life of the policy in relation to premiums.
Immediate annuities with life contingencies, including certain structured settlement annuities, provide benefits over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come primarily from investment income, which is recognized over the life of the contract.
Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor’s 500 Index (“S&P 500”). Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.
Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company’s variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.
Other revenue presentation
The Company revised the presentation of total revenue to include other revenue. Previously, components of other revenue were presented within operating costs and expenses and primarily represent gross dealer concessions received in connection with Allstate exclusive agencies and exclusive financial specialists sales of non-proprietary products. Other revenue is recognized when performance obligations are fulfilled. Prior periods have been reclassified to conform to current separate presentation of other revenue.
Deferred policy acquisition and sales inducement costs
Costs that are related directly to the successful acquisition of new or renewal life insurance policies and investment contracts are deferred and recorded as DAC. These costs are principally agency’s and brokers’ remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer’s account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.

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For traditional life and voluntary accident and health insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC for these policies using actual experience and current assumptions. Prior to fourth quarter 2017, the Company evaluated traditional life insurance products and immediate annuities with life contingencies on an aggregate basis. Beginning in fourth quarter 2017, traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance products are reviewed individually, consistent with the review of these products performed by The Allstate Corporation. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required.
For interest-sensitive life insurance and fixed annuities, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits (“AGP”) and estimated future gross profits (“EGP”) expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The rate of DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.
AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are mortality, persistency, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company’s expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life and fixed annuity contracts using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in AOCI. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in AOCI recognize the impact on shareholder’s equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.
Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

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The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $3 million as of both December 31, 2018 and 2017. Amortization expense of the present value of future profits was $249 thousand, $232 thousand and $276 thousand in 2018, 2017 and 2016, respectively.
Reinsurance
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.
Income taxes
Income taxes are accounted for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves, investments (including unrealized capital gains and losses) and DAC. A deferred tax asset valuation allowance is established when it is more likely than not such assets will not be realized. The Company recognizes interest expense related to income tax matters in income tax expense and penalties in operating costs and expenses.
Reserve for life-contingent contract benefits
The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves for these policies using actual experience and current assumptions. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required. Prior to fourth quarter 2017, the Company evaluated traditional life insurance products and immediate annuities with life contingencies on an aggregate basis. Beginning in fourth quarter 2017, traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance are reviewed individually, consistent with the review of these products performed by The Allstate Corporation. The Company also reviews these policies for circumstances where projected profits would be recognized in early years followed by projected losses in later years. If this circumstance exists, the Company will accrue a liability, during the period of profits, to offset the losses at such time as the future losses are expected to commence using a method updated prospectively over time. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in AOCI.
Contractholder funds
Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.
Separate accounts
Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate accounts contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s

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Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.
Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. Substantially all of the Company’s variable annuity business was reinsured beginning in 2006.
Off-balance sheet financial instruments
Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company’s Consolidated Statements of Financial Position (see Note 7 and Note 11).
Consolidation of variable interest entities (“VIEs”)
The Company consolidates VIEs when it is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.
Adopted accounting standard
Recognition and Measurement of Financial Assets and Financial Liabilities
Effective January 1, 2018, the Company adopted new FASB guidance requiring equity investments, including equity securities and limited partnership interests not accounted for under the equity method of accounting or that do not result in consolidation to be measured at fair value with changes in fair value recognized in net income. The guidance clarifies that an entity should evaluate the realizability of deferred tax assets related to available-for-sale fixed income securities in combination with the entity’s other deferred tax assets. The Company’s adoption of the new FASB guidance included adoption of the relevant elements of Technical Corrections and Improvements to Financial Instruments, issued in February 2018.
Upon adoption of the new guidance on January 1, 2018, $308 million of pre-tax unrealized net capital gains for equity securities were reclassified from AOCI to retained income. The after-tax change in accounting for equity securities did not affect the Company’s total shareholder’s equity and the unrealized net capital gains of $238 million reclassified to retained income will never be recognized in net income.
Upon adoption of the new guidance on January 1, 2018, the carrying value of cost method limited partnership interests increased $95 million, pre-tax, to fair value. The after-tax cumulative-effect increase in retained income of $76 million increased the Company’s shareholder’s equity but will never be recognized in net income.
Pending accounting standards
Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued guidance which revises the credit loss recognition criteria for certain financial assets measured at amortized cost, including reinsurance recoverables. The new guidance replaces the existing incurred loss recognition model with an expected loss recognition model. The objective of the expected credit loss model is for the reporting entity to recognize its estimate of expected credit losses for affected financial assets in a valuation allowance deducted from the amortized cost basis of the related financial assets that results in presenting the net carrying value of the financial assets at the amount expected to be collected. The reporting entity must consider all relevant information available when estimating expected credit losses, including details about past events, current conditions, and reasonable and supportable forecasts over the life of an asset. Financial assets may be evaluated individually or on a pooled basis when they share similar risk characteristics. The measurement of credit losses for available-for-sale debt securities measured at fair value is not affected except that credit losses recognized are limited to the amount by which fair value is below amortized cost and the carrying value adjustment is recognized through a valuation allowance and not as a direct write-down. The guidance is effective for reporting periods beginning after December 15, 2019, and for most affected instruments must be adopted using a modified retrospective approach, with a cumulative effect adjustment recorded to beginning retained income. The Company is in the process of evaluating the impact of adoption.
Accounting for Hedging Activities
In August 2017, the FASB issued amendments intended to better align hedge accounting with an organization’s risk management activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. Separate presentation of hedge ineffectiveness is eliminated to provide greater transparency of the full impact of hedging by requiring presentation of the results of the hedged item and hedging instrument in a single financial statement line item. In addition, the amendments are designed to reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for reporting periods beginning after December 15, 2018. The presentation and disclosure guidance is effective on a

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prospective basis. The impact of adoption is not expected to be material to the Company’s results of operations or financial position.
Accounting for Long-Duration Insurance Contracts
In August 2018, the FASB issued guidance revising the accounting for certain long-duration insurance contracts. The new guidance changes the measurement of the Company’s reserves for traditional life, life-contingent immediate annuities and certain voluntary accident and health insurance products. Under the new guidance, measurement assumptions, including those for mortality, morbidity and policy terminations, will be required to be reviewed and updated at least annually. The effect of updating measurement assumptions other than the discount rate are required to be determined on a retrospective basis and reported in net income. In addition, cash flows under the new guidance are required to be discounted using an upper medium grade fixed income instrument yield that is updated through OCI at each reporting date. These changes will replace current GAAP, which utilizes assumptions set at policy issuance until such time as the assumptions result in reserves that are deficient when compared to reserves computed using current assumptions. Under current GAAP, premium deficiency reserves are recognized in the amount of the deficiency, if any, computed using current assumptions.
The new guidance requires DAC and other capitalized balances currently amortized in proportion to premiums or gross profits to be amortized on a constant level basis over the expected term for all long-duration insurance contracts. DAC will not be subject to loss recognition testing but will be reduced when actual experience exceeds expected experience (i.e. as a result of unexpected contract terminations). The new guidance will no longer require adjustments to DAC and DSI related to unrealized gains and losses on investment securities supporting the related business.
Market risk benefit product features are required to be measured at fair value with changes in fair value recorded in net income with the exception of changes in the fair value attributable to changes in the Company’s own credit risk, which are required to be recognized in OCI. Substantially all of the Company’s market risk benefits are reinsured and therefore these impacts are not expected to be material to the Company.
The new guidance is to be included in the comparable financial statements issued in reporting periods beginning after December 15, 2020, thereby requiring restatement of prior periods presented. Early adoption is permitted. The new guidance will be applied to affected contracts and DAC on the basis of existing carrying amounts at the earliest period presented or it may be applied retrospectively using actual historical experience as of contract inception. The new guidance for market risk benefits is required to be adopted retrospectively.
The Company is evaluating the anticipated impacts of applying the new guidance to both retained income and AOCI. While the requirements of the new guidance represent a material change from existing GAAP, the underlying economics of the business and related cash flows are unchanged. The Company has not completed its evaluation of the specific impacts of adopting the new guidance, but anticipates the financial statement impact of migrating from existing GAAP to that required by the new guidance to be material, largely attributed to the impact of transitioning from an original investment-based discount rate to one based on an upper-medium grade fixed income investment yield and updates to mortality assumptions that had previously been locked in at issuance. The Company expects the most significant impacts will occur within the life-contingent immediate annuity products. The revised accounting for DAC will be applied prospectively using the new model and any DAC effects existing in AOCI as a result of applying existing GAAP at the date of adoption will be reversed.
3. Supplemental Cash Flow Information
Non-cash investing activities include $43 million, $51 million and $117 million related to mergers and exchanges completed with equity securities, fixed income securities and limited partnerships, and modifications of certain mortgage loans and other investments in 2018, 2017 and 2016, respectively. Non-cash financing activities also included $34 million related to debt acquired in conjunction with the purchase of an investment in 2016.
The Company had two non-cash financing activities related to surplus note transactions. In 2017, the Company redeemed $325 million of surplus notes due to Kennett Capital, Inc. (“Kennett”), an unconsolidated affiliate of ALIC. In connection with the redemption, the related $325 million of notes due from Kennett (recorded as other investments) were extinguished. In 2016, the Company transferred to Kennett a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note.
Liabilities for collateral received in conjunction with the Company’s securities lending program were $517 million, $539 million and $545 million as of December 31, 2018, 2017 and 2016, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter (“OTC”) and cleared derivatives were $8 million, $3 million and $5 million as of December 31, 2018, 2017 and 2016, respectively, and are reported in other liabilities and accrued expenses or other investments.

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The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Net change in proceeds managed
Net change in fixed income securities	$94	$149	$(277)
Net change in short-term investments	(77)	(142)	277
Operating cash flow provided	17	7	—
Net change in cash	—	1	—
Net change in proceeds managed	$17	$8	$—

Net change in liabilities
Liabilities for collateral, beginning of year	$(542)	$(550)	$(550)
Liabilities for collateral, end of year	(525)	(542)	(550)
Operating cash flow (used) provided	$(17)	$(8)	$—
4. Related Party Transactions
Business operations
The Company uses services performed by AIC and other affiliates, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $235 million, $243 million and $225 million in 2018, 2017 and 2016, respectively.
Agent loan sale and securitization
On December 22, 2016, ALIC’s subsidiary Allstate Finance Company, LLC (“AFC”) sold agent loans with a fair value of $419 million to affiliate Allstate Finance Company Agency Loans LLC (“AFCAL”) and AFCAL used the loans as collateral in the issuance of notes. Investors in the notes were as follows:

($ in millions)
Class A Notes Due March 10, 2034
Allstate New Jersey Insurance Company	$77
American Heritage Life Insurance Company	37
Allstate Assurance Company	19
First Colonial Insurance Company	7
Subtotal - Class A	140
Class B Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	140
Class C Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	110
Subordinated Notes Due March 10, 2034
Allstate Life Insurance Company	29
Total	$419
AFCAL is a VIE and ALIC is the primary beneficiary since ALIC has control over the significant activities of AFCAL, the obligation to absorb significant losses and the rights to residual returns. Therefore, AFCAL is included in ALIC’s consolidated financial statements. Transactions between ALIC, AFC and AFCAL are eliminated in consolidation. The Company’s Consolidated Statements of Financial Position included $407 million of agent loans, $2 million of cash and $140 million of notes due to related parties as of December 31, 2018 associated with AFCAL. The Company’s Consolidated Statements of Financial Position included $409 million of agent loans, $13 million of cash and $140 million of notes due to related parties as of December 31, 2017 associated with AFCAL.
The $140 million of notes due to related parties include the Class A Notes due March 10, 2034 that were sold to Allstate New Jersey Insurance Company, American Heritage Life Insurance Company, Allstate Assurance Company (“AAC”) and First Colonial Insurance Company. These notes have an annual interest rate of 3.25%. The Company incurred interest expense related to these notes of $5 million in both 2018 and 2017 and $113 thousand in 2016.

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Reinsurance
The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company (“AHL”) whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in Note 9.
Effective January 1, 2017, ALIC entered into a coinsurance reinsurance agreement with AAC to assume certain term life insurance policies. In connection with the agreement, the Company recorded cash of $20 million, DAC of $45 million, other assets of $11 million, reserve for life-contingent contract benefits of $24 million and deferred tax liabilities of $18 million. The $34 million gain on the transaction was recorded as an increase to additional capital paid-in since the transaction was between entities under common control.
ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.
Broker-Dealer agreement
The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies and exclusive financial specialists. For these services, the Company incurred commission and other distribution expenses of $3 million, $9 million and $9 million of 2018, 2017 and 2016, respectively.
Structured settlement annuities
The Company previously issued structured settlement annuities, a type of immediate annuity, to fund structured settlements in matters involving AIC. In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Company and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC’s obligation to make future payments.
AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.59 billion and $4.63 billion as of December 31, 2018 and 2017, respectively.
Income taxes
The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).
Surplus notes
On December 2, 2016, the Company purchased for cash a $40 million 3.07% surplus note due December 2, 2036 that was issued by AAC. No payment of principal or interest is permitted on the surplus note without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. The surplus note is classified as fixed income securities on the Consolidated Statements of Financial Position. The Company recorded investment income on this surplus note of $1 million in both 2018 and 2017 and $99 thousand in 2016.
The Company incurred interest expense related to the $325 million surplus notes due to Kennett of $15 million in 2016. The surplus notes were redeemed in 2017.
Liquidity and intercompany loan agreements
The Company is party to an Amended and Restated Intercompany Liquidity Agreement (“Liquidity Agreement”) with certain of its affiliates, which include, but are not limited to, AIC, AAC and the Corporation. The Liquidity Agreement allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower, AAC and certain other affiliates serve only as borrowers, and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will

15

bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2018 or 2017.
In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2018 or 2017.
Road Bay Investments, LLC (“RBI”), a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement (“Credit Agreement”) with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI’s right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2018 or 2017.
Capital support agreement
The Company has a capital support agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital (“RBC”) ratio of at least 150%. AIC’s obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P’s, Moody’s or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company’s RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. During 2018 and 2017, no capital had been provided by AIC under this agreement.
External financing agreement
In January 2017, ALIC Reinsurance Company (“ALIC Re”), a wholly owned subsidiary of the Company, entered into a master transaction agreement with Bueller Financing LLC (“Bueller”), an external financing provider. In accordance with the agreement, Bueller issued a variable funding puttable note (“credit-linked note”) that is held in a trust. The credit-linked note can be put back to Bueller for cash in the event certain ALIC Re statutory reserves and capital are depleted. The balance of the credit-linked note will vary based on the statutory reserve balance with a maximum value of $1.75 billion. The impacts of the agreement are eliminated in consolidation and have no impact on the Consolidated Statements of Financial Position.
Dividends
The Company paid dividends of $250 million and $600 million to AIC in the form of cash in 2018 and 2017, respectively.

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5. Investments
Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in millions)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses
December 31, 2018
U.S. government and agencies	$740	$33	$—	$773
Municipal	1,997	202	(4)	2,195
Corporate	17,521	433	(381)	17,573
Foreign government	170	9	—	179
ABS	429	3	(3)	429
RMBS	154	44	(1)	197
CMBS	33	7	—	40
Redeemable preferred stock	13	1	—	14
Total fixed income securities	$21,057	$732	$(389)	$21,400

December 31, 2017
U.S. government and agencies	$768	$38	$(2)	$804
Municipal	2,001	275	(3)	2,273
Corporate	18,262	960	(86)	19,136
Foreign government	279	20	—	299
ABS	383	6	(4)	385
RMBS	205	49	(1)	253
CMBS	93	6	(2)	97
Redeemable preferred stock	13	1	—	14
Total fixed income securities	$22,004	$1,355	$(98)	$23,261

Scheduled maturities
The scheduled maturities for fixed income securities are as follows as of December 31, 2018:

($ in millions)	Amortized cost	Fair value
Due in one year or less	$1,193	$1,205
Due after one year through five years	8,135	8,207
Due after five years through ten years	7,220	7,132
Due after ten years	3,893	4,190
	20,441	20,734
ABS, RMBS and CMBS	616	666
Total	$21,057	$21,400
Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

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Net investment income
Net investment income for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Fixed income securities	$991	$1,058	$1,078
Mortgage loans	188	182	193
Equity securities	39	48	40
Limited partnership interests (1)(2)	327	457	292
Short-term investments	21	9	5
Policy loans	31	31	32
Other	91	79	90
Investment income, before expense	1,688	1,864	1,730
Investment expense	(103)	(87)	(71)
Net investment income	$1,585	$1,777	$1,659
_______________

(1)
 Due to the adoption of the recognition and measurement accounting standard on January 1, 2018, limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net investment income.

(2)	Includes net investment income of $213 million for EMA limited partnership interests and $114 million for limited partnership interests carried at fair value for 2018.
Realized capital gains and losses
Realized capital gains (losses) by asset type for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Fixed income securities	$(40)	$(6)	$(59)
Mortgage loans	2	1	—
Equity securities	(124)	21	(22)
Limited partnership interests	(22)	46	(5)
Derivatives	10	(16)	8
Other	(1)	3	1
Realized capital gains (losses)	$(175)	$49	$(77)
Realized capital gains (losses) by transaction type for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Impairment write-downs (1)	$(9)	$(41)	$(101)
Change in intent write-downs (1)	—	(4)	(12)
Net OTTI losses recognized in earnings	(9)	(45)	(113)
Sales (1)	(27)	110	31
Valuation of equity investments (1)(2)	(146)	—	—
Valuation and settlements of derivative instruments	7	(16)	5
Realized capital gains (losses)	$(175)	$49	$(77)
_______________

(1)
Due to the adoption of the recognition and measurement accounting standard, equity securities are reported at fair value with changes in fair value recognized in valuation of equity investments and are no longer included in impairment write-downs, change in intent write-downs and sales.

(2)	Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.
Gross gains of $34 million and gross losses of $66 million were realized on sales of fixed income securities during 2018. Gross gains of $134 million and $184 million and gross losses of $86 million and $171 million were realized on sales of fixed income and equity securities during 2017 and 2016, respectively.
The following table presents the net pre-tax appreciation (decline) during 2018 of equity securities and limited partnership interests carried at fair value still held as of December 31, 2018, recognized in net income.

For the year ended
($ in millions)	December 31, 2018
Equity securities	$(78)
Limited partnership interests carried at fair value	113
Total	$35

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OTTI losses by asset type for the years ended December 31 are as follows:

($ in millions)	2018			2017			2016
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$(1)	$—	$(1)	$—	$—	$—
Corporate	(1)	—	(1)	(7)	3	(4)	(23)	6	(17)
ABS	—	(1)	(1)	(1)	(1)	(2)	(4)	—	(4)
RMBS	(1)	—	(1)	—	(2)	(2)	—	(1)	(1)
CMBS	(4)	(1)	(5)	(9)	1	(8)	(15)	2	(13)
Total fixed income securities	(6)	(2)	(8)	(18)	1	(17)	(42)	7	(35)
Mortgage loans	—	—	—	(1)	—	(1)	—	—	—
Equity securities (1)	—	—	—	(16)	—	(16)	(59)	—	(59)
Limited partnership interests (1)	—	—	—	(9)	—	(9)	(15)	—	(15)
Other	(1)	—	(1)	(2)	—	(2)	(4)	—	(4)
OTTI losses	$(7)	$(2)	$(9)	$(46)	$1	$(45)	$(120)	$7	$(113)
______________

(1)
Due to the adoption of the recognition and measurement accounting standard on January 1, 2018, equity securities and limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net income and are no longer included in the table above.

The total amount of OTTI losses included in AOCI at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amounts exclude $101 million and $113 million as of December 31, 2018 and 2017, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in millions)	December 31, 2018	December 31, 2017
Municipal	$(4)	$(4)
Corporate	(1)	—
ABS	(5)	(8)
RMBS	(32)	(37)
CMBS	(2)	(4)
Total	$(44)	$(53)
Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in millions)	2018	2017	2016
Beginning balance	$(138)	$(176)	$(200)
Additional credit loss for securities previously other-than-temporarily impaired	(7)	(9)	(16)
Additional credit loss for securities not previously other-than-temporarily impaired	(1)	(8)	(19)
Reduction in credit loss for securities disposed or collected	22	54	58
Change in credit loss due to accretion of increase in cash flows	1	1	1
Ending balance	$(123)	$(138)	$(176)
The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an OTTI for the difference between the estimated recovery value and amortized cost is recorded in earnings.

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The portion of the unrealized loss related to factors other than credit remains classified in AOCI. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.
Unrealized net capital gains and losses
Unrealized net capital gains and losses included in AOCI are as follows:

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2018		Gains	Losses
Fixed income securities	$21,400	$732	$(389)	$343
Short-term investments	810	—	—	—
Derivative instruments	—	—	—	—
EMA limited partnerships (1)				—
Unrealized net capital gains and losses, pre-tax				343
Amounts recognized for:
Insurance reserves (2)				—
DAC and DSI (3)				(35)
Amounts recognized				(35)
Deferred income taxes				(65)
Unrealized net capital gains and losses, after-tax				$243
____________

(1)
Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(2)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate fixed annuities).

(3)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2017		Gains	Losses
Fixed income securities	$23,261	$1,355	$(98)	$1,257
Equity securities	1,614	311	(3)	308
Short-term investments	725	—	—	—
Derivative instruments (1)	2	2	—	2
EMA limited partnerships				1
Unrealized net capital gains and losses, pre-tax				1,568
Amounts recognized for:
Insurance reserves				(315)
DAC and DSI				(189)
Amounts recognized				(504)
Deferred income taxes				(229)
Unrealized net capital gains and losses, after-tax				$835
____________

(1)	Included in the fair value of derivative instruments is $2 million classified as liabilities.

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Change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Fixed income securities	$(914)	$147	$251
Equity securities (1)	—	226	66
Derivative instruments	(2)	(3)	(5)
EMA limited partnerships	(1)	3	—
Total	(917)	373	312
Amounts recognized for:
Insurance reserves	315	(315)	—
DAC and DSI	154	(49)	(78)
Amounts recognized	469	(364)	(78)
Deferred income taxes	94	145	(81)
(Decrease) increase in unrealized net capital gains and losses, after-tax	$(354)	$154	$153
_______________

(1)
Upon adoption of the recognition and measurement accounting standard on January 1, 2018, $308 million of pre-tax unrealized net capital gains for equity securities were reclassified from AOCI to retained income. See Note 2 for further details.

Portfolio monitoring
The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential OTTI using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of OTTI for these securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

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The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2018
Fixed income securities
U.S. government and agencies	2	$6	$—	1	$1	$—	$—
Municipal	38	98	(1)	5	26	(3)	(4)
Corporate	1,260	6,799	(218)	370	2,633	(163)	(381)
ABS	30	167	(1)	11	31	(2)	(3)
RMBS	124	11	—	47	10	(1)	(1)
CMBS	3	7	—	2	—	—	—
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	1,458	$7,088	$(220)	436	$2,701	$(169)	$(389)
Investment grade fixed income securities	948	$5,255	$(121)	388	$2,551	$(147)	$(268)
Below investment grade fixed income securities	510	1,833	(99)	48	150	(22)	(121)
Total fixed income securities	1,458	$7,088	$(220)	436	$2,701	$(169)	$(389)

December 31, 2017
Fixed income securities
U.S. government and agencies	17	$443	$(2)	2	$25	$—	$(2)
Municipal	4	14	—	1	11	(3)	(3)
Corporate	456	2,899	(28)	144	1,324	(58)	(86)
ABS	33	170	(1)	8	24	(3)	(4)
RMBS	70	3	—	56	18	(1)	(1)
CMBS	2	1	—	6	23	(2)	(2)
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	583	3,530	(31)	217	1,425	(67)	(98)
Equity securities	87	66	(3)	1	—	—	(3)
Total fixed income and equity securities	670	$3,596	$(34)	218	$1,425	$(67)	$(101)
Investment grade fixed income securities	472	$3,192	$(22)	181	$1,320	$(52)	$(74)
Below investment grade fixed income securities	111	338	(9)	36	105	(15)	(24)
Total fixed income securities	583	$3,530	$(31)	217	$1,425	$(67)	$(98)
As of December 31, 2018, $358 million of the $389 million unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $358 million, $252 million are related to unrealized losses on investment grade fixed income securities. Of the remaining $106 million, $93 million have been in an unrealized loss position for less than 12 months. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P Global Ratings (“S&P”), a comparable rating from another nationally recognized rating agency, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third party rating. Unrealized losses on investment grade securities are principally related to an increase in market yields which may include increased risk-free interest rates and/or wider credit spreads since the time of initial purchase. The unrealized losses are expected to reverse as the securities approach maturity.
As of December 31, 2018, the remaining $31 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. Investment grade fixed income securities comprising $16 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $31 million, $15 million are related to below investment grade fixed income securities. Of these amounts, $2 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2018.
ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, and (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company

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owns, such as overcollateralization and excess spread. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets.
As of December 31, 2018, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.
Limited partnerships
Investments in limited partnership interests include interests in private equity funds, real estate funds and other funds. As of December 31, 2018 and December 31, 2017 the carrying value of EMA limited partnerships totaled $2.51 billion and $2.54 billion, respectively, and limited partnerships carried at fair value as of December 31, 2018, while at cost method as of December 31, 2017, totaled $787 million and $611 million, respectively. Principal factors influencing carrying value appreciation or decline include operating performance, comparable public company earnings multiples, capitalization rates and the economic environment. For equity method limited partnerships, the Company recognizes an impairment loss when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. Changes in fair value limited partnerships are recorded through net investment income and therefore are not tested for impairment.
Mortgage loans
The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $4.00 billion and $3.88 billion as of December 31, 2018 and 2017, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2018	2017
Texas	15.6%	13.0%
California	15.2	19.6
Illinois	8.5	8.2
New Jersey	7.2	8.0
Florida	6.4	6.7
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2018	2017
Apartment complex	33.5%	29.2%
Office buildings	23.9	23.8
Warehouse	15.9	15.5
Retail	15.0	19.2
Other	11.7	12.3
Total	100.0%	100.0%
The contractual maturities of the mortgage loan portfolio as of December 31, 2018 are as follows:

($ in millions)	Number of loans	Carrying value	Percent
2019	5	$108	2.7%
2020	13	110	2.8
2021	39	428	10.7
2022	28	401	10.0
Thereafter	178	2,948	73.8
Total	263	$3,995	100.0%
Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell or present value of the loan’s expected future repayment cash flows. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment

23

evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2018.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
The following table reflects the carrying value of non-impaired mortgage loans summarized by debt service coverage ratio distribution as of December 31.

($ in millions)	2018			2017
Debt service coverage ratio distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$6	$15	$21	$3	$—	$3
1.0 - 1.25	221	—	221	326	—	326
1.26 - 1.50	1,048	—	1,048	1,033	15	1,048
Above 1.50	2,659	42	2,701	2,482	13	2,495
Total non-impaired mortgage loans	$3,934	$57	$3,991	$3,844	$28	$3,872
Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.
The net carrying value of impaired mortgage loans as of December 31 is as follows:

($ in millions)	2018	2017
Impaired mortgage loans with a valuation allowance	$4	$4
Impaired mortgage loans without a valuation allowance	—	—
Total impaired mortgage loans	$4	$4
Valuation allowance on impaired mortgage loans	$3	$3

The average balance of impaired loans was $4 million, $7 million and $6 million during 2018, 2017 and 2016, respectively.
The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Beginning balance	$3	$3	$3
Net increase in valuation allowance	—	1	—
Charge offs	—	(1)	—
Ending balance	$3	$3	$3
Payments on all mortgage loans were current as of December 31, 2018, 2017 and 2016.

24

Municipal bonds
The Company maintains a diversified portfolio of municipal bonds which totaled $2.20 billion and $2.27 billion as of December 31, 2018 and 2017, respectively. The municipal bond portfolio includes general obligations of state and local issuers and revenue bonds (including pre-refunded bonds, which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest). The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2018	2017
Texas	17.6%	16.9%
California	15.0	15.1
Oregon	9.8	9.4
New York	5.7	5.2
Short-term investments
Short-term investments, including money market funds, commercial paper, U.S. Treasury bills and other short-term investments, are carried at fair value. As of December 31, 2018 and 2017, the fair value of short-term investments totaled $810 million and $725 million, respectively.
Policy loans
Policy loans are carried at unpaid principal balances. As of both December 30, 2018 and 2017, the carrying value of policy loans totaled $561 million.
Other investments
Other investments primarily consist of agent loans, bank loans, real estate and derivatives. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Real estate is carried at cost less accumulated depreciation. Derivatives are carried at fair value. The following table summarizes other investments by asset type.

($ in millions)	December 31, 2018	December 31, 2017
Agent loans	$620	$538
Bank loans	422	437
Real estate	228	157
Derivatives and other	30	122
Total	$1,300	$1,254
Concentration of credit risk
As of December 31, 2018, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity, other than the U.S. government and its agencies.
Securities loaned
The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2018 and 2017, fixed income and equity securities with a carrying value of $502 million and $524 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million, $1 million and $2 million in 2018, 2017 and 2016, respectively.
Other investment information
Included in fixed income securities are below investment grade assets totaling $2.57 billion and $2.91 billion as of December 31, 2018 and 2017, respectively.
As of December 31, 2018, fixed income securities and short-term investments with a carrying value of $21 million were on deposit with regulatory authorities as required by law.
As of December 31, 2018, the carrying value of fixed income securities and other investments that were non-income producing was $63 million.

25

6. Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2: Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.
The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, bank loans, agent loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements.

26

In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis
Level 1 measurements

•	Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•
Short-term: Comprise U.S. Treasury bills valued based on unadjusted quoted prices for identical assets in active markets that the Company can access and actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•
Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values that are readily determinable for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - public: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
ABS - collateralized debt obligations (“CDO”) and ABS - consumer and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS - CDO and ABS - consumer and other are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.
RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.
Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

•	Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

•	Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

•	Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
Over-the-counter (“OTC”) derivatives, including interest rate swaps, foreign currency swaps, total return swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such

27

as interest rate yield curves, implied volatilities, index price levels, currency rates, and credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
Level 3 measurements

•	Fixed income securities:
Municipal: Comprise municipal bonds that are not rated by third party credit rating agencies. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable.
Corporate - public and Corporate - privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
ABS - CDO, ABS - consumer and other: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•
Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

•
Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

•
Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis
Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell.
Investments excluded from the fair value hierarchy
Limited partnerships carried at fair value, which do not have readily determinable fair values, use NAV provided by the investees and are excluded from the fair value hierarchy. These investments are generally not redeemable by the investees and generally cannot be sold without approval of the general partner. The Company receives distributions of income and proceeds from the liquidation of the underlying assets of the investees, which usually takes place in years 4-9 of the typical contractual life of 10-12 years. As of December 31, 2018, the Company has commitments to invest $277 million in these limited partnership interests.

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The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2018.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2018
Assets
Fixed income securities:
U.S. government and agencies	$493	$280	$—		$773
Municipal	—	2,156	39		2,195
Corporate - public	—	11,891	33		11,924
Corporate - privately placed	—	5,552	97		5,649
Foreign government	—	179	—		179
ABS - CDO	—	26	6		32
ABS - consumer and other	—	381	16		397
RMBS	—	197	—		197
CMBS	—	40	—		40
Redeemable preferred stock	—	14	—		14
Total fixed income securities	493	20,716	191		21,400
Equity securities	1,182	14	129		1,325
Short-term investments	443	367	—		810
Other investments: Free-standing derivatives	—	30	1	$(8)	23
Separate account assets	2,783	—	—		2,783
Total recurring basis assets	$4,901	$21,127	$321	$(8)	$26,341
% of total assets at fair value	18.6%	80.2%	1.2%	—%	100%

Investments reported at NAV					787
Total					$27,128

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(223)		$(223)
Other liabilities: Free-standing derivatives	—	(7)	—	$2	(5)
Total recurring basis liabilities	$—	$(7)	$(223)	$2	$(228)
% of total liabilities at fair value	—%	3.1%	97.8%	(0.9)%	100%

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The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2017.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2017
Assets
Fixed income securities:
U.S. government and agencies	$488	$316	$—		$804
Municipal	—	2,216	57		2,273
Corporate - public	—	13,168	49		13,217
Corporate - privately placed	—	5,699	220		5,919
Foreign government	—	299	—		299
ABS - CDO	—	38	10		48
ABS - consumer and other	—	297	40		337
RMBS	—	253	—		253
CMBS	—	97	—		97
Redeemable preferred stock	—	14	—		14
Total fixed income securities	488	22,397	376		23,261
Equity securities	1,508	16	90		1,614
Short-term investments	110	615	—		725
Other investments: Free-standing derivatives	—	117	1	$(3)	115
Separate account assets	3,422	—	—		3,422
Total recurring basis assets	$5,528	$23,145	$467	$(3)	$29,137
% of total assets at fair value	19.0%	79.4%	1.6%	—%	100.0%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(284)		$(284)
Other liabilities: Free-standing derivatives	—	(62)	—	$1	(61)
Total recurring basis liabilities	$—	$(62)	$(284)	$1	$(345)
% of total liabilities at fair value	—%	18.0%	82.3%	(0.3)%	100%

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2018
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(184)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.74%
December 31, 2017
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(250)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.74%

The embedded derivatives are equity-indexed and forward starting options in certain life and annuity products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
As of December 31, 2018 and 2017, Level 3 fair value measurements of fixed income securities total $191 million and $376 million, respectively, and include $80 million and $237 million, respectively, of securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

30

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2017	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$57	$—	$(2)	$—	$(16)
Corporate - public	49	—	(2)	3	(3)
Corporate - privately placed	220	(2)	(2)	10	(101)
ABS - CDO	10	—	—	—	—
ABS - consumer and other	40	—	—	12	(18)
Total fixed income securities	376	(2)	(6)	25	(138)
Equity securities	90	16	—	—	—
Free-standing derivatives, net	1	—	—	—	—
Total recurring Level 3 assets	$467	$14	$(6)	$25	$(138)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(284)	$57	$—	$—	$—
Total recurring Level 3 liabilities	$(284)	$57	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2018
Assets
Fixed income securities:
Municipal	$2	$(2)	$—	$—	$39
Corporate - public	—	(11)	—	(3)	33
Corporate - privately placed	12	—	—	(40)	97
ABS - CDO	—	—	—	(4)	6
ABS - consumer and other	20	(19)	—	(19)	16
Total fixed income securities	34	(32)	—	(66)	191
Equity securities	30	(7)	—	—	129
Free-standing derivatives, net	—	—	—	—	1	(2)
Total recurring Level 3 assets	$64	$(39)	$—	$(66)	$321
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$6	$(223)
Total recurring Level 3 liabilities	$—	$—	$(2)	$6	$(223)
_____________________

(1)
The effect to net income totals $71 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $14 million in realized capital gains and losses, $62 million in interest credited to contractholder funds and $(5) million in contract benefits.

(2)	Comprises $1 million of assets.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2017.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2016	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$59	$—	$2	$—	$—
Corporate - public	47	1	—	3	(15)
Corporate - privately placed	264	7	(2)	11	(16)
ABS - CDO	27	—	6	4	(10)
ABS - consumer and other	42	—	—	—	(26)
Total fixed income securities	439	8	6	18	(67)
Equity securities	76	8	3	—	—
Free-standing derivatives, net	(2)	3	—	—	—
Other assets	1	(1)	—	—	—
Total recurring Level 3 assets	$514	$18	$9	$18	$(67)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(289)	$1	$—	$—	$—
Total recurring Level 3 liabilities	$(289)	$1	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2017
Assets
Fixed income securities:
Municipal	$—	$(2)	$—	$(2)	$57
Corporate - public	17	—	—	(4)	49
Corporate - privately placed	20	(30)	—	(34)	220
ABS - CDO	5	—	—	(22)	10
ABS - consumer and other	29	—	—	(5)	40
Total fixed income securities	71	(32)	—	(67)	376
Equity securities	13	(10)	—	—	90
Free-standing derivatives, net	—	—	—	—	1	(2)
Other assets	—	—	—	—	—
Total recurring Level 3 assets	$84	$(42)	$—	$(67)	$467
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$6	$(284)
Total recurring Level 3 liabilities	$—	$—	$(2)	$6	$(284)
 ____________________

(1)
The effect to net income totals $19 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $9 million in realized capital gains and losses, $10 million in net investment income, $(9) million in interest credited to contractholder funds and $9 million in contract benefits.

(2)	Comprises $1 million of assets.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2016.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2015	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$78	$12	$(8)	$6	$—
Corporate - public	44	—	—	16	(15)
Corporate - privately placed	447	15	18	16	(277)
ABS - CDO	53	1	5	8	(1)
ABS - consumer and other	44	—	(3)	3	(7)
Total fixed income securities	666	28	12	49	(300)
Equity securities	60	(15)	5	—	(4)
Free-standing derivatives, net	(7)	6	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$720	$19	$17	$49	$(304)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(299)	$6	$—	$—	$—
Total recurring Level 3 liabilities	$(299)	$6	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2016
Assets
Fixed income securities:
Municipal	$—	$(27)	$—	$(2)	$59
Corporate - public	6	(3)	—	(1)	47
Corporate - privately placed	108	(15)	—	(48)	264
ABS - CDO	—	(2)	—	(37)	27
ABS - consumer and other	7	—	—	(2)	42
Total fixed income securities	121	(47)	—	(90)	439
Equity securities	32	(2)	—	—	76
Free-standing derivatives, net	—	—	—	(1)	(2)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$153	$(49)	$—	$(91)	$514
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(3)	$7	$(289)
Total recurring Level 3 liabilities	$—	$—	$(3)	$7	$(289)
_________________________

(1)
The effect to net income totals $25 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $8 million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits.

(2)	Comprises $1 million of assets and $3 million of liabilities.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source, including situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider resulting in the price becoming stale or replaced with a broker quote whose inputs have not been corroborated to be market observable. This situation will result in the transfer of a security into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.
There were no transfers between Level 1 and Level 2 during 2018, 2017 or 2016.

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Transfers into Level 3 during 2018, 2017 and 2016 included situations where a fair value quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2018, 2017 and 2016 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
The table below provides valuation changes included in net income for Level 3 assets and liabilities held as of December 31.

($ in millions)	2018	2017	2016
Assets
Fixed income securities:
Municipal	$—	$—	$2
Corporate	—	1	1
Total fixed income securities	—	1	3
Equity securities	16	9	(15)
Free-standing derivatives, net	—	—	5
Other assets	—	(1)	—
Total recurring Level 3 assets	$16	$9	$(7)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$57	$1	$6
Total recurring Level 3 liabilities	$57	$1	$6
The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was held and determined to be in Level 3. These gains and losses total $73 million in 2018 and are reported as follows: $16 million in realized capital gains and losses, $62 million in interest credited to contractholder funds and $(5) million in contract benefits. These gains and losses total $10 million in 2017 and are reported as follows: $10 million in net investment income, $(9) million in interest credited to contractholder funds and $9 million in contract benefits. These gains and losses total $(1) million in 2016 and are reported as follows: $(18) million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits.
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.
Financial assets

($ in millions)		December 31, 2018		December 31, 2017
	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	Level 3	$3,995	$4,028	$3,876	$4,052
Bank loans	Level 3	422	408	437	437
Agent loans	Level 3	620	617	538	536
Financial liabilities

($ in millions)		December 31, 2018		December 31, 2017
	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	Level 3	$9,213	$9,629	$10,331	$11,036
Liability for collateral	Level 2	525	525	542	542
Notes due to related parties	Level 3	140	138	140	141
7. Derivative Financial Instruments and Off-balance sheet Financial Instruments
The Company uses derivatives for risk reduction and to increase investment portfolio returns through asset replication. Risk reduction activity is focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations. Asset replication refers to the “synthetic” creation of assets through the use of derivatives. The Company replicates fixed income securities using a combination of a credit default swap, index total return swap or a foreign currency forward contract and one or more highly rated fixed income securities, primarily investment grade host bonds, to synthetically replicate the economic

34

characteristics of one or more cash market securities. The Company replicates equity securities using futures, index total return swaps and options to increase equity exposure.
The Company utilizes several derivative strategies to manage risk. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Fixed income index total return swaps are used to offset valuation losses in the fixed income portfolio during periods of declining market values. Credit default swaps are typically used to mitigate the credit risk within the Company’s fixed income portfolio. Futures and options are used for hedging the equity exposure contained in the Company’s equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses equity index total return swaps, options and futures to offset valuation losses in the equity portfolio during periods of declining equity market values. Foreign currency swaps and forwards are primarily used by the Company to reduce the foreign currency risk associated with holding foreign currency denominated investments.
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are equity options in life and annuity product contracts, which provide returns linked to equity indices to contractholders.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.
The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.
Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position.
For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from AOCI and are reported in net income in the same period the forecasted transactions being hedged impact net income.
Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

35

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2018.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	$6	n/a	$—	$—	$—
Futures	Other assets	—	330	—	—	—
Equity and index contracts
Options	Other investments	—	3,440	21	21	—
Futures	Other assets	—	26	—	—	—
Total return index contracts
Total return swap agreements - fixed income	Other investments	7	n/a	—	—	—
Total return swap agreements - equity index	Other investments	10	n/a	(1)	—	(1)
Foreign currency contracts
Foreign currency forwards	Other investments	240	n/a	8	8	—
Credit default contracts
Credit default swaps – buying protection	Other investments	27	n/a	—	1	(1)
Other contracts
Other	Other investments	2	n/a	—	—	—
Total asset derivatives		$292	3,796	$28	$30	$(2)

Liability derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$31	n/a	$1	$1	$—
Equity and index contracts
Options	Other liabilities & accrued expenses	—	3,266	(5)	—	(5)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	169	n/a	(25)	—	(25)
Guaranteed withdrawal benefits	Contractholder funds	210	n/a	(14)	—	(14)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,696	n/a	(184)	—	(184)
Credit default contracts
Credit default swaps – selling protection	Other liabilities & accrued expenses	1	n/a	—	—	—
Total liability derivatives		2,107	3,266	(227)	$1	$(228)
Total derivatives		$2,399	7,062	$(199)
_________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

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The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2017.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	$15	n/a	$—	$—	$—
Equity and index contracts
Options	Other investments	—	4,485	114	114	—
Credit default contracts
Credit default swaps – buying protection	Other investments	3	n/a	—	—	—
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other	Other assets	3	n/a	—	—	—
Total asset derivatives		$101	4,485	$115	$115	$—

Liability derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other liabilities & accrued expenses	$19	n/a	$2	$2	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	30	n/a	1	1	—
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	—	4,464	(53)	—	(53)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	207	n/a	(8)	—	(8)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	225	n/a	(22)	—	(22)
Guaranteed withdrawal benefits	Contractholder funds	274	n/a	(12)	—	(12)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,735	n/a	(250)	—	(250)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	34	n/a	(1)	—	—
Credit default swaps – selling protection	Other liabilities & accrued expenses	1	n/a	—	—	(1)
Subtotal		2,506	4,464	(345)	1	(346)
Total liability derivatives		2,525	4,464	(343)	$3	$(346)
Total derivatives		$2,626	8,949	$(228)
__________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

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The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in millions)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2018
Asset derivatives	$10	$(3)	$(5)	$2	$—	$2
Liability derivatives	(2)	3	(1)	—	—	—

December 31, 2017
Asset derivatives	$4	$(3)	$—	$1	$—	$1
Liability derivatives	(10)	3	(2)	(9)	3	(6)
The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for the years ended December 31. There was no hedge ineffectiveness reported in realized gains and losses in 2018, 2017 or 2016.

($ in millions)	2018	2017	2016
Gain (loss) recognized in OCI on derivatives during the period	$1	$(2)	$(1)
Gain recognized in OCI on derivatives during the term of the hedging relationship	—	2	5
Gain reclassified from AOCI into income (net investment income)	—	1	1
Gain reclassified from AOCI into income (realized capital gains and losses)	3	—	3
The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income. In 2018, 2017 and 2016, the Company had no derivatives used in fair value hedging relationships.

($ in millions)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2018
Interest rate contracts	$1	$—	$—	$1
Equity and index contracts	(4)	—	(23)	(27)
Embedded derivative financial instruments	—	(5)	66	61
Foreign currency contracts	12	—	—	12
Total return swaps - fixed income	(1)	—	—	(1)
Total return swaps - equity	(1)	—	—	(1)
Total	$7	$(5)	$43	$45

2017
Equity and index contracts	$(4)	$—	$45	$41
Embedded derivative financial instruments	—	9	(5)	4
Foreign currency contracts	(14)	—	—	(14)
Credit default contracts	2	—	—	2
Total	$(16)	$9	$40	$33

2016
Equity and index contracts	$(4)	$—	$18	$14
Embedded derivative financial instruments	—	9	1	10
Foreign currency contracts	6	—	—	6
Credit default contracts	3	—	—	3
Total	$5	$9	$19	$33
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2018, counterparties pledged $8 million in collateral to the Company, and the Company pledged $2 million in cash and securities to counterparties. The Company

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has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.
Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.
For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts. As of December 31, 2018 the Company pledged $7 million in the form of margin deposits.
The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in millions)	2018				2017
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	3	$283	$9	$1	2	$59	$3	$—
A	1	23	—	—	—	—	—	—
Total	4	$306	$9	$1	2	$59	$3	$—
_________________________

(1)	Allstate uses the lower of S&P or Moody’s long-term debt issuer ratings.

(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.
Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.
Certain of the Company’s derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative agreement or a specific trade on certain dates if AIC’s, ALIC’s or Allstate Life Insurance Company of New York’s (“ALNY”) financial strength credit ratings by Moody’s or S&P fall below a certain level. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on AIC’s, ALIC’s or ALNY’s financial strength credit ratings by Moody’s or S&P, or in the event AIC, ALIC or ALNY are no longer rated by either Moody’s or S&P.
The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in millions)	2018	2017
Gross liability fair value of contracts containing credit-risk-contingent features	$2	$12
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(2)	(5)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	—	(3)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$—	$4
Credit derivatives - selling protection
A credit default swap (“CDS”) is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. In selling protection, CDSs are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDSs typically have a five-year term.

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The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
December 31, 2018
Single name
Corporate debt	$—	$—	$—	$1	$1	$—
Total	$—	$—	$—	$1	$1	$—

December 31, 2017
Single name
Corporate debt	$—	$—	$—	$1	$1	$—
Index
Corporate debt	1	19	45	15	80	1
Total	$1	$19	$45	$16	$81	$1
In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default (“FTD”) structure or credit derivative index (“CDX”) that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity’s public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity’s name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.
The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.
Off-balance sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in millions)	2018	2017
Commitments to invest in limited partnership interests	$1,195	$1,345
Private placement commitments	7	27
Other loan commitments	176	87
In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.
Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.
Private placement commitments represent commitments to purchase private placement debt and private equity securities at a future date. The Company enters into these agreements in the normal course of business. The fair value of the debt commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final. Because the private equity securities are not actively traded, it is not practical to estimate fair value of the commitments.
Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates.

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Commitments have either fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.
8. Reserve for Life-Contingent Contract Benefits and Contractholder Funds
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2018	2017
Immediate fixed annuities:
Structured settlement annuities	$6,701	$6,994
Other immediate fixed annuities	1,709	1,850
Traditional life insurance	2,517	2,458
Accident and health insurance	203	238
Other	109	85
Total reserve for life-contingent contract benefits	$11,239	$11,625
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.9% to 9.0%	Present value of contractually specified future benefits
Other immediate fixed annuities
1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table; 1983 individual annuity mortality table with internal modifications
		Interest rate assumptions range from 0.0% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 7.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________

(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability is included in the reserve for life-contingent contract benefits with respect to this deficiency. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in AOCI. The liability was zero and $315 million as of December 31, 2018 and 2017, respectively.
As of December 31, contractholder funds consist of the following:

($ in millions)	2018	2017
Interest-sensitive life insurance	$7,369	$7,387
Investment contracts:
Fixed annuities	9,645	10,790
Other investment contracts	456	415
Total contractholder funds	$17,470	$18,592

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The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0.0% to 10.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities
Interest rates credited range from 0.0% to 9.8% for immediate annuities; (8.0)% to 10.8% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 6.0% for all other products

Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 13.5% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1) and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
______________________

(1)	In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.
Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Balance, beginning of year	$18,592	$19,470	$20,542
Deposits	863	909	969
Interest credited	597	635	672
Benefits	(810)	(871)	(947)
Surrenders and partial withdrawals	(1,095)	(960)	(1,014)
Maturities of and interest payments on institutional products	—	—	(86)
Contract charges	(645)	(655)	(665)
Net transfers from separate accounts	7	4	5
Other adjustments	(39)	60	(6)
Balance, end of year	$17,470	$18,592	$19,470
The Company offered various guarantees to variable annuity contractholders. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuity contracts’ separate accounts with guarantees included $2.45 billion and $3.00 billion of equity, fixed income and balanced mutual funds and $245 million and $322 million of money market mutual funds as of December 31, 2018 and 2017, respectively.

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The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2018	2017
In the event of death
Separate account value	$2,694	$3,323
Net amount at risk (1)	$605	$453
Average attained age of contractholders	71 years	70 years
At annuitization (includes income benefit guarantees)
Separate account value	$778	$944
Net amount at risk (2)	$264	$202
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$190	$253
Net amount at risk (3)	$16	$10
Accumulation at specified dates
Separate account value	$129	$170
Net amount at risk (4)	$26	$17
Weighted average waiting period until guarantee date	4 years	5 years
____________

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

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The following table summarizes the liabilities for guarantees.

($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2017 (1)	$261	$28	$80	$369
Less reinsurance recoverables	87	25	34	146
Net balance as of December 31, 2017	174	3	46	223
Incurred guarantee benefits	24	—	13	37
Paid guarantee benefits	(2)	—	—	(2)
Net change	22	—	13	35
Net balance as of December 31, 2018	196	3	59	258
Plus reinsurance recoverables	111	35	39	185
Balance, December 31, 2018 (2)	$307	$38	$98	$443

Balance, December 31, 2016 (3)	$244	$43	$77	$364
Less reinsurance recoverables	101	40	43	184
Net balance as of December 31, 2016	143	3	34	180
Incurred guarantee benefits	33	—	12	45
Paid guarantee benefits	(2)	—	—	(2)
Net change	31	—	12	43
Net balance as of December 31, 2017	174	3	46	223
Plus reinsurance recoverables	87	25	34	146
Balance, December 31, 2017 (1)	$261	$28	$80	$369
____________

(1)
Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $26 million, variable annuity accumulation benefits of $22 million, variable annuity withdrawal benefits of $12 million and other guarantees of $224 million.

(2)
Included in the total liability balance as of December 31, 2018 are reserves for variable annuity death benefits of $109 million, variable annuity income benefits of $36 million, variable annuity accumulation benefits of $25 million, variable annuity withdrawal benefits of $14 million and other guarantees of $259 million.

(3)
Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $100 million, variable annuity income benefits of $40 million, variable annuity accumulation benefits of $34 million, variable annuity withdrawal benefits of $9 million and other guarantees of $181 million.

9. Reinsurance
The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.
For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2015 through current	Single life: $2 million per life Joint life: no longer offered
April 2011 through March 2015
Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

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In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.36 billion and $1.35 billion as of December 31, 2018 and 2017, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2018, premiums and contract charges of $72 million, contract benefits of $87 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $14 million were ceded to Prudential. In 2017, premiums and contract charges of $76 million, contract benefits of $7 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $15 million were ceded to Prudential. In 2016, premiums and contract charges of $78 million, contract benefits of $21 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $15 million were ceded to Prudential. In addition, as of December 31, 2018 and 2017 the Company had reinsurance recoverables of $118 million and $139 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.
The Company is the assuming reinsurer for Lincoln Benefit Life Company’s (“LBL’s”) life insurance business sold through the Allstate agency channel and LBL’s payout annuity business in force prior to the sale of LBL on April 1, 2014. Under the terms of the reinsurance agreement, the Company is required to have a trust with assets greater than or equal to the statutory reserves ceded by LBL to the Company, measured on a monthly basis. As of December 31, 2018, the trust held $5.94 billion of investments, which are reported in the Consolidated Statement of Financial Position.
As of December 31, 2018, the gross life insurance in force was $414.52 billion of which $4.84 billion and $78.33 billion were ceded to affiliated and unaffiliated reinsurers, respectively.
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Direct	$743	$734	$715
Assumed
Affiliate	241	227	138
Non-affiliate	741	772	803
Ceded
Affiliate	(51)	(52)	(53)
Non-affiliate	(275)	(288)	(294)
Premiums and contract charges, net of reinsurance	$1,399	$1,393	$1,309
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Direct	$1,062	$1,003	$999
Assumed
Affiliate	149	130	90
Non-affiliate	484	505	522
Ceded
Affiliate	(35)	(33)	(36)
Non-affiliate	(214)	(175)	(188)
Contract benefits, net of reinsurance	$1,446	$1,430	$1,387
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Direct	$533	$546	$598
Assumed
Affiliate	8	8	9
Non-affiliate	104	131	116
Ceded
Affiliate	(20)	(21)	(21)
Non-affiliate	(24)	(25)	(25)
Interest credited to contractholder funds, net of reinsurance	$601	$639	$677

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Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

($ in millions)	2018	2017
Annuities	$1,369	$1,357
Life insurance	1,183	1,243
Other	53	80
Total	$2,605	$2,680
As of December 31, 2018 and 2017, approximately 78% and 77%, respectively, of the Company’s reinsurance recoverables are due from companies rated A- or better by S&P.
10. Deferred Policy Acquisition and Sales Inducement Costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Balance, beginning of year	$1,156	$1,187	$1,314
Acquisition costs deferred	78	122	79
Amortization charged to income	(146)	(152)	(134)
Effect of unrealized gains and losses	144	(46)	(72)
Reinsurance assumed from AAC	—	45	—
Balance, end of year	$1,232	$1,156	$1,187
DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in millions)	2018	2017	2016
Balance, beginning of year	$36	$40	$45
Sales inducements deferred	—	—	1
Amortization charged to income	(4)	(4)	(5)
Effect of unrealized gains and losses	2	—	(1)
Balance, end of year	$34	$36	$40
11. Guarantees and Contingent Liabilities
Guaranty funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. Since most states allow a credit against premium or other state related taxes for assessments, an asset is recorded based on paid and accrued assessments for the amount the Company expects to recover on the respective state’s tax return and is realized over the period allocated by each state. As of both December 31, 2018 and 2017, the liability balance included in other liabilities and accrued expenses was $4 million. The related premium tax offsets included in other assets were $7 million and $10 million as of December 31, 2018 and 2017, respectively.
Guarantees
Related to the sale of LBL on April 1, 2014, the Company agreed to indemnify Resolution Life Holdings, Inc. in connection with certain representations, warranties and covenants of the Company, and certain liabilities specifically excluded from the transaction, subject to specific contractual limitations regarding the Company’s maximum obligation. Management does not believe these indemnifications will have a material effect on results of operations, cash flows or financial position of the Company.
Related to the disposal through reinsurance of substantially all of the Company’s variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including certain liabilities arising from the Company’s provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

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The aggregate liability balance related to all guarantees was not material as of December 31, 2018.
In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.
Regulation and compliance
The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agency and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, impose additional regulations regarding cybersecurity and privacy, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies, international agencies, and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
12. Income Taxes
ALIC and its subsidiaries (the “Allstate Life Group”) join with the Corporation (the “Allstate Group”) in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group’s annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.
Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are adjusted through income tax expense as changes in tax laws or rates are enacted.
Tax Legislation
On December 22, 2017, the Tax Legislation became effective and impacted the Company generally in four areas:
1.Amended the U.S. Internal Revenue Code of 1986, as amended, which among other items, permanently reduced the corporate income tax rate from a maximum of 35% to 21% beginning January 1, 2018. As a result, the corporate tax rate is not comparable between periods.
2.Changed international taxation to a modified territorial tax system whereby U.S. federal income taxes are generally eliminated on dividends from foreign subsidiaries, and certain earnings of controlled foreign corporations are included in U.S. federal taxable income.
3.Contained several other provisions, such as limitations of deductibility of executive compensation, meals and entertainment and lobbying expenses and changes to the dividends received deduction.
4.Affected the timing of certain tax deductions for reserves and deferred acquisition costs, but does not impact the Company’s overall income tax expense.
The Company recorded a net tax benefit of $514 million, recognized as a reduction to income tax expense in the Company’s Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2017. The net benefit was primarily due to re-measurement of the Company’s deferred tax assets and liabilities from 35% to 21% partially offset by the impact of the transition tax on deemed repatriation of deferred non-U.S. income. The Company’s effective income tax rate benefit for 2017 was 38.7% and included this one-time benefit of 71.8%.

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During 2018, the impact of the Tax Legislation was adjusted from the Company’s preliminary estimates due to, among other things, changes in interpretations and assumptions the Company previously made, guidance that was issued and actions the Company took as a result of the Tax Legislation, resulting in a net tax benefit of $53 million, recognized as a reduction to income tax expense in the Company’s Consolidated Statements of Operations and Comprehensive Income. The accounting for income tax effects of the Tax Legislation has been completed.
The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2015 and 2016 federal income tax returns, with the 2017 tax year exam scheduled to begin mid-2019. The 2015-2017 cycle is expected to be completed in 2020. The 2013 and 2014 federal income tax return audit is complete through the exam phase and the Allstate Group will progress to the appeals process for one unagreed issue in 2019. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the consolidated financial statements.
The Company recognizes tax positions in the consolidated financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the consolidated financial statements.
The Company had $14 million, $2 million and $1 million liability for unrecognized tax benefits as of December 31, 2018, 2017 and 2016, respectively. The change in the liability for unrecognized tax benefits in 2018 related to the increase for tax positions taken in the current year. The change in the liability for unrecognized tax benefits in 2017 related to the increase for tax positions taken in a prior year. The Company believes it is reasonably possible that a decrease of up to $2 million in unrecognized tax benefits may occur within the next twelve months due to IRS settlements.
The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2018	2017
Deferred tax assets
Deferred reinsurance gain	$7	$8
Other assets	1	2
Total deferred tax assets	8	10
Deferred tax liabilities
Life and annuity reserves	(223)	(269)
DAC	(201)	(221)
Investments	(131)	(79)
Unrealized net capital gains	(65)	(223)
Other liabilities	(51)	(54)
Total deferred tax liabilities	(671)	(846)
Net deferred tax liability	$(663)	$(836)
Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
The components of income tax expense (benefit) for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Current	$116	$104	$24
Deferred	(99)	(382)	120
Total income tax expense (benefit)	$17	$(278)	$144
The Company paid taxes of $30 million in 2018 and received refunds of $1 million and $22 million in 2017 and 2016, respectively. The Company had current income tax payable of $78 million and $56 million as of December 31, 2018 and 2017, respectively.

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A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2018	2017	2016
Statutory federal income tax rate - expense	21.0%	35.0%	35.0%
Tax Legislation benefit	(14.0)	(71.8)	—
Tax credits	(3.2)	(1.7)	(3.3)
Dividends received deduction	(0.7)	(0.6)	(1.3)
Adjustments to prior year tax liabilities	(0.3)	(0.3)	—
State income taxes	1.5	0.6	0.3
Non-deductible expenses	—	0.1	0.2
Other	0.1	—	0.1
Effective income tax rate expense (benefit)	4.4%	(38.7)%	31.0%
13. Capital Structure
Debt outstanding
All of the Company’s outstanding debt as of December 31, 2018 and 2017 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4. The Company paid $5 million, $6 million and $15 million of interest on debt in 2018, 2017 and 2016, respectively.
The Company had $62 million and $34 million of investment-related debt that is reported in other liabilities and accrued expenses as of December 31, 2018 and 2017, respectively.
14. Statutory Financial Information and Dividend Limitations
ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.
All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
Statutory net income of ALIC and its insurance subsidiaries was $410 million, $279 million and $192 million in 2018, 2017 and 2016, respectively. Statutory capital and surplus was $3.47 billion and $3.41 billion as of December 31, 2018 and 2017, respectively.
Dividend Limitations
The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance (“IL DOI”) is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company paid dividends of $250 million in 2018. The maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2019 is $347 million, less dividends paid during the preceding twelve months measured at that point in time.  The payment of a dividend in excess of this amount requires 30 days advance written notice to the IL DOI. The dividend is deemed approved, unless the IL DOI disapproves it within the 30 day notice period. Additionally, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $323 million as of December 31, 2018, and cannot result in capital and surplus being less than the minimum amount required by law.
ALIC may receive dividends from time to time from its insurance subsidiaries. The ability of these insurance subsidiaries to pay dividends is generally dependent on business conditions, income, cash requirements, and other relevant factors. The maximum amount of dividends insurance subsidiaries can pay to ALIC without prior DOI approval at any given point during 2019 is $64 million. ALIC did not receive dividends from its insurance subsidiaries during 2018 or 2017.
Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain adjusted statutory capital

49

and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total adjusted statutory capital and surplus and authorized control level RBC of ALIC were $3.90 billion and $680 million, respectively, as of December 31, 2018. ALIC’s insurance subsidiaries are included as a component of ALIC’s total statutory capital and surplus.
Intercompany transactions
Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.
15. Benefit Plans
Pension and other postretirement plans
Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $2 million, $7 million and $7 million in 2018, 2017 and 2016, respectively.
The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.
Allstate 401(k) Savings Plan
Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $5 million, $4 million and $4 million in 2018, 2017 and 2016, respectively.
16. Other Comprehensive Income
The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2018			2017			2016
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$(483)	$101	$(382)	$51	$(18)	$33	$134	$(46)	$88
Less: reclassification adjustment of realized capital gains and losses	(35)	7	(28)	43	(15)	28	(100)	35	(65)
Unrealized net capital gains and losses	(448)	94	(354)	8	(3)	5	234	(81)	153
Unrealized foreign currency translation adjustments	—	—	—	17	(6)	11	6	(2)	4
Other comprehensive (loss) income	$(448)	$94	$(354)	$25	$(9)	$16	$240	$(83)	$157
17. Quarterly Results (unaudited)

($ in millions)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2018	2017	2018	2017	2018	2017	2018	2017
Revenues	$736	$762	$783	$826	$787	$813	$541	$858
Net income (1)	90	86	134	120	193	140	(52)	650
___________

(1)	Net income includes a tax benefit of $53 million and $514 million related to Tax Legislation in the third quarter 2018 and fourth quarter 2017, respectively.

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ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2018

($ in millions)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$740	$773	$773
States, municipalities and political subdivisions	1,997	2,195	2,195
Foreign governments	170	179	179
Public utilities	3,302	3,443	3,443
All other corporate bonds	14,219	14,130	14,130
Asset-backed securities	429	429	429
Residential mortgage-backed securities	154	197	197
Commercial mortgage-backed securities	33	40	40
Redeemable preferred stocks	13	14	14
Total fixed maturities	21,057	$21,400	21,400

Equity securities:
Common stocks:
Public utilities	21	$26	26
Banks, trusts and insurance companies	101	120	120
Industrial, miscellaneous and all other	1,048	1,153	1,153
Nonredeemable preferred stocks	27	26	26
Total equity securities	1,197	$1,325	1,325

Mortgage loans on real estate	3,995	$4,028	3,995
Real estate (none acquired in satisfaction of debt)	228		228
Policy loans	561		561
Derivative instruments	23	$23	23
Limited partnership interests	3,292		3,292
Other long-term investments	1,049		1,049
Short-term investments	810	$810	810
Total investments	$32,212		$32,683

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE

($ in millions)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2018
Life insurance in force	$113,202	$83,166	$301,316	$331,352	90.9%

Premiums and contract charges:
Life insurance	$679	$308	$906	$1,277	70.9%
Accident and health insurance	64	18	76	122	62.3%
Total premiums and contract charges	$743	$326	$982	$1,399	70.2%

Year ended December 31, 2017
Life insurance in force	$114,354	$89,603	$321,331	$346,082	92.8%

Premiums and contract charges:
Life insurance	$677	$320	$925	$1,282	72.2%
Accident and health insurance	57	20	74	111	66.7%
Total premiums and contract charges	$734	$340	$999	$1,393	71.7%

Year ended December 31, 2016
Life insurance in force	$115,034	$94,041	$291,256	$312,249	93.3%

Premiums and contract charges:
Life insurance	$675	$325	$869	$1,219	71.3%
Accident and health insurance	40	22	72	90	80.0%
Total premiums and contract charges	$715	$347	$941	$1,309	71.9%
______________________________

(1)	No reinsurance or coinsurance income was netted against premium ceded in 2018, 2017 or 2016.

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)		Additions
Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period

Year ended December 31, 2018

Allowance for estimated losses on mortgage loans	$3	$—	$—	$—	$3

Year ended December 31, 2017

Allowance for estimated losses on mortgage loans	$3	$1	$—	$1	$3

Year ended December 31, 2016

Allowance for estimated losses on mortgage loans	$3	$—	$—	$—	$3

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company (“Allstate Life” or “Depositor”) and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts (“Separate Account”) are filed herewith in Part B of this Registration Statement.
(b) Exhibits

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-77605) dated May 3, 1999.)

(2) Not Applicable

(3)(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Initial Registration Statement (SEC File No. 333-31288) dated April 27, 2000.)

(3)(b) Form of General Agency Agreement between Northbrook Life Insurance Company and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (SEC File No. 033-35412) dated December 31, 1996.)

(3)(c) Underwriting Agreement among Northbrook Life Insurance Company, Northbrook Variable Annuity Account and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (SEC File No. 033-35412) dated December 31, 1996.)

(4)(a) Form of Allstate Advisor Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(b) Form of Allstate Advisor Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(c) Form of Allstate Advisor Plus Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(d) Form of Allstate Advisor Plus Contract -non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(e) Form of Allstate Advisor Preferred Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(f) Form of Allstate Advisor Preferred Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(j) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Plus)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(l) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(m) Form of Earnings Protection Death Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(n) Form of Retirement Income Guarantee Rider 1 (Advisor, Preferred)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(o) Form of Retirement Income Guarantee Rider 1 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(p) Form of Retirement Income Guarantee Rider 2 (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(q) Form of Retirement Income Guarantee Rider 2 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(r) Form of Income Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(s) Form of Spousal Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(t) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(u) Form of Amendatory Endorsement for Grantor Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(v) Form of Amendatory Endorsement for Waiver of Charges (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(w) Form of Amendatory Endorsement for Employees (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(4)(x) Form of TrueReturn Accumulation Benefit Rider (for all Contracts)(Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 19, 2003.)

(4)(y) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No.5 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 29, 2004.)

(4)(z) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 29, 2004.)

(4)(aa) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 29, 2004.)

(4)(ab) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (SEC File No. 333-102934) dated April 18, 2006.)

(4)(ac) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (SEC File No. 333-102934) dated April 18, 2006.)

(5)(a) Form of Allstate Advisor Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated April 17, 2003.)

(5)(b) Form of Morgan Stanley Variable Annuity Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated April 17, 2003.)

5(c) Form of Application for Allstate Advisor Contract (STI Channel) (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated June 30, 2003.)

5(d) Form of Application for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 19, 2003.)

5(e) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 19, 2003.)

(5)(f) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (SEC File No. 333-102934) dated September 14, 2004).

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (STI Channel) and Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 29, 2004.)

(5)(h) Form of Application (with TrueBalance) for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (SEC File No. 333-102934) dated April 25, 2005).

(5)(i) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (SEC File No. 333-102934) dated April 25, 2005).

(5)(j) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (SEC File No. 333-102934) dated April 18, 2006.)

(5)(k) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (SEC File No. 333-102934) dated April 18, 2006.)

(5)(l) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (SEC File No. 333-102934) dated April 19, 2007.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated April 20, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (SEC File No.0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007.

(8)(a) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001).

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated April 17, 2003.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001.)

(8)(k) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(8)(l) Form of Participation Agreement among Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Morgan Stanley Variable Investment Series) (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (SEC File No. 033-35412) dated April 30, 1996.)

(8)(m) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Northbrook Life Insurance Company, and Dean Witter Reynolds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (SEC File No. 333-93871) dated January 28, 2000.)

(8)(n) Form of Participation Agreement among Northbrook Life Insurance Company, Dean Witter Reynolds, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (SEC File No. 333-93871) dated January 28, 2000.)

(8)(o) Form of Participation Agreement among STI Classic Variable Trust, SEI Investments Distribution Co. and Allstate Life Insurance Company (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated June 30, 2003.)

(8)(p) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (SEC File No. 333-102934) dated September 14, 2004.)

(8)(q) Form of Participation Agreement among Goldman Sachs Variable Insurance Trust; Goldman Sachs & Co. and Glenbrook Life and Annuity Company (Incorporated herein by reference to Post-Effective Amendment No. 4 of Form N-4 Registration Statement (SEC File No. 333-00999) dated September 30, 1998).

(8)(r) Form of Participation Agreement among Allstate Life Insurance Company; Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (SEC File No. 333-77605) dated July 8, 1999).

(8)(s) Form of Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001).

(9)(a) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in the Initial Filing of this Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(9)(b) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered filed (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated June 30, 2003.)

(9)(c) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 19, 2003.)

(9)(d) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Previously filed in Post-Effective Amendment No. 3 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated April 16, 2004.)

(9)(e) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated September 14, 2004).

(9)(f) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post Effective Amendment No. 5 of this Form N-4 Registration Statement (SEC File No. 333-102934) dated December 29, 2004.)

(9)(g) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (SEC File No. 333-102934) dated April 25, 2005).

(9)(h) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(9)(i) Opinion and Consent of Susan L. Lees, Director, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 for Allstate Financial Advisors Separate Account I (SEC File Nos. 333-102934 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable

(12) Not applicable

(99) Powers of Attorney for Brian R. Bohaty, John E. Dugenske, Eric K. Ferren, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Jesse E. Merten, Julie Parsons, Samuel H. Pilch, Mario Rizzo, P. John Rugel, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Position and Offices with Depositor

Mary Jane Fortin	Director and President
John E. Dugenske	Director, Executive Vice President and Chief Investment and Corporate Strategy Officer
Angela K. Fontana	Director, Vice President, General Counsel and Secretary
Samuel H. Pilch	Director and Senior Group Vice President
P. John Rugel	Director and Senior Vice President
Brian P. Stricker	Director and Senior Vice President
Steven E. Shebik	Director and Chief Executive Officer
Thomas J. Wilson	Director and Chairman of the Board
Mario Rizzo	Director
Brian R. Bohaty	Director
Glenn T. Shapiro	Director
Julie Parsons	Director
Mario Imbarrato	Director, Vice President and Chief Financial Officer
Courtney V. Welton	Senior Vice President and Chief Privacy and Ethics Officer
Eric K. Ferren	Senior Vice President and Controller
Marilyn V. Hirsch	Senior Vice President
Christina Hwang	Senior Vice President
Jesse E. Merten	Director, Executive Vice President and Treasurer
James M. Flewellen	Senior Vice President
Tracy M. Kirchoff	Chief Compliance Officer
Dan E. Trudan	Senior Vice President
Brigitte K. Lenz	Vice President
Randal DeCoursey	Vice President
Carol E. Lundahl	Vice President and Assistant Treasurer
Grant S. Andrew	Vice President
Rebecca D. Kennedy	Vice President
Mary K. Nelson	Vice President
Theresa M. Resnick	Vice President and Appointed Actuary
Daniel G. Gordon	Vice President and Assistant Secretary
Mary Jo Quinn	Assistant Secretary
Elliot A. Stultz	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary
Merlin L. Miller	Illustration Actuary
Thomas H. Helsdingen	Authorized Representative
Alma D. Lopez	Authorized Representative
Cynthia I. Quadros	Authorized Representative
Patricia A. Raphael	Authorized Representative
Laura A. Seaman	Authorized Representative

The principal business address of the officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062-7127.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 15, 2019 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS:

Allstate Variable Annuity Contract:

As of January 31, 2019, there were 964 Qualified contract owners and 1,239 Non-Qualified contract owners.

Allstate Variable Annuity-L Share Contract:

As of January 31, 2019, there were 608 Qualified contract owners and 748 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Northbrook Life Insurance Company (Northbrook Life Insurance Company has since merged into Allstate) agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, LLC (“Allstate Distributors”) serves as principal underwriter for the Allstate Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated), principal underwriter for the Morgan Stanley Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A
Allstate Life Variable Life Separate Account A

See disclosure related to Morgan Stanley &Co. below.

ITEM 29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC, the principal underwriter for the Allstate Advisor Variable Annuity Contracts are as follows:

Name and Principal Business Address of Each Such Person*	Positions and Offices with Underwriter
Willemsen, Lisette S.	Assistant Secretary
Flewellen, James M.	Chairman of the Board
Goldstein, Dana	Chief Compliance Officer
Merten, Jesse E.	Executive Vice President and Assistant Treasurer
Andrew, Grant S.	Manager
Flewellen, James M.	Manager
Fontana, Angela K.	Manager
Fortin, Mary Jane	Manager
Imbarrato, Mario	Manager
Nelson, Mary K.	Manager
Rugel, P. John	Manager
Stricker, Brian P.	Manager
Nelson, Mary K.	President
Hwang, Christina	Senior Vice President
Welton, Courtney V.	Senior Vice President and Chief Privacy and Ethics Officer
Ferren, Eric K.	Senior Vice President and Controller
Gordon, Daniel G.	Vice President and Assistant Secretary
Lundahl, Carol E.	Vice President and Assistant Treasurer
Goll, Marian	Vice President and Treasurer
Fontana, Angela K.	Vice President, General Counsel and Secretary

* The principal business address of the foregoing officers and directors is 3075 Sanders Road, Northbrook, IL 60062.

The directors and officers of Morgan Stanley & Co. LLC, the principal underwriter for the Contracts marketed as “Morgan Stanley Variable Annuity Contracts” are as follows:

Name	Title

Matthew Berke	Chairman, President, Chief Executive Officer, and Director
Brian Healy	Director
Mohit Assomull	Director
Thomas Wipf	Director
Michael Stern	Director
Gary Lynn	Principal Financial Officer
Graeme McEvoy	Principal Operations Officer
John H. Faulkner	General Counsel and Secretary
Daniel Kosowsky	Chief Compliance Officer

* The principal business address of each of the above-named individuals is as follows: 1585 Broadway, New York, NY 10036.

ITEM 29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Allstate Distributors	N/A	N/A	$0	N/A
Morgan Stanley & Co. LLC	N/A	N/A	$13,446,600.42	N/A

THE CONTRACT

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co")
and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. Allstate Distributors is located at 3100 Sanders Road, Northbrook, Illinois 60062. Morgan Stanley & Co. Incorporated, is located at 1585 Broadway, New York, New York 10036. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need or Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 11th day of April, 2019.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTRANT)
By:	ALLSTATE LIFE INSURANCE COMPANY

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary

By:	ALLSTATE LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on this 11th day of April, 2019.

SIGNATURE	TITLE
*Steven E. Shebik Steven E. Shebik	Director and Chief Executive Officer (Principal Executive Officer)
*Mary Jane Fortin Mary Jane Fortin	Director and President
*Thomas J. Wilson Thomas J. Wilson	Director and Chairman of the Board
/s/ Angela K. Fontana Angela K. Fontana	Director, Vice President, General Counsel and Secretary
*P. John Rugel P. John Rugel	Director and Senior Vice President
*Mario Imbarrato Mario Imbarrato	Director, Vice President and Chief Financial Officer (Principal Financial Officer)
*Brian R. Bohaty Brian R. Bohaty	Director
*Samuel H. Pilch Samuel H. Pilch	Director and Senior Group Vice President
*Eric K. Ferren Eric K. Ferren	Senior Vice President and Controller (Principal Accounting Officer)
*John E. Dugenske John E. Dugenske	Director, Executive Vice President and Chief Investment and Corporate Strategy Officer
*Julie Parsons Julie Parsons	Director
*Brian P. Stricker Brian P. Stricker	Director and Senior Vice President
*Jesse E. Merten Jesse E. Merten	Director, Executive Vice President and Treasurer
*Mario Rizzo Mario Rizzo	Director
*Glenn T. Shapiro Glenn T. Shapiro	Director
*/By: Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

EXHIBITS

(10) Consent of Independent Registered Public Accounting Firm.

(99) Powers of Attorney for Brian R. Bohaty, John E. Dugenske, Eric K. Ferren, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Jesse E. Merten, Julie Parsons, Samuel H. Pilch, Mario Rizzo, P. John Rugel, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.